UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 67.5%
	Banks - 7.4%
485,340	Bank of America Corp.	$15,530,880
159,040	Citigroup, Inc.	12,481,459
157,740	JP Morgan Chase & Co.	18,245,786
56,830	PNC Financial Services Group, Inc.	8,980,276
275,210	Wells Fargo & Co.	18,103,314

		73,341,715

	Capital Goods - 5.0%
40,790	3M Co.	10,217,895
41,430	Caterpillar, Inc.	6,743,975
108,831	Eaton Corp. plc	9,138,539
102,430	Fortune Brands Home & Security, Inc.	7,265,360
77,680	Ingersoll-Rand plc	7,350,859
67,870	United Technologies Corp.	9,366,739

		50,083,367

	Commercial & Professional Services - 0.6%
47,730	Dun & Bradstreet Corp.	5,905,633

	Consumer Durables & Apparel - 1.4%
109,140	NIKE, Inc. Class B	7,445,531
201,080	PulteGroup, Inc.	6,400,376

		13,845,907

	Consumer Services - 1.5%
94,963	Hilton Worldwide Holdings, Inc.	8,133,581
103,120	Norwegian Cruise Line Holdings Ltd.*	6,263,509

		14,397,090

	Diversified Financials - 1.5%
231,900	Invesco Ltd.	8,378,547
340,600	UBS Group AG*	6,913,976

		15,292,523

	Energy - 4.3%
95,560	Chevron Corp.	11,978,446
44,270	Diamondback Energy, Inc.*	5,555,885
61,950	EOG Resources, Inc.	7,124,250
65,970	Exxon Mobil Corp.	5,759,181
124,600	Halliburton Co.	6,691,020
139,100	Suncor Energy, Inc.	5,042,375

		42,151,157

	Food, Beverage & Tobacco - 3.1%
131,152	British American Tobacco plc	8,963,802
67,680	Kraft Heinz Co.	5,305,435
144,417	Mondelez International, Inc. Class A	6,412,115
89,080	Philip Morris International, Inc.	9,552,048

		30,233,400

	Health Care Equipment & Services - 4.3%
172,260	Boston Scientific Corp.*	4,816,389
168,310	Koninklijke Philips N.V.	6,860,273
135,092	Medtronic plc	11,603,052
58,560	UnitedHealth Group, Inc.	13,865,837
45,700	Universal Health Services, Inc. Class B	5,552,550

		42,698,101

	Household & Personal Products - 0.6%
104,130	Unilever N.V.	5,986,434

	Insurance - 2.9%
164,190	American International Group, Inc.	10,495,025
99,470	Marsh & McLennan Cos., Inc.	8,307,734
84,463	Unum Group	4,492,587

150,520	XL Group Ltd.	5,545,157

		28,840,503

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Materials - 2.2%
176,370	DowDuPont, Inc.	$13,330,044
133,660	International Paper Co.	8,401,868

		21,731,912

	Media - 2.1%
286,610	Comcast Corp. Class A	12,189,523
259,100	Viacom, Inc. Class B	8,659,122

		20,848,645

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
50,610	Allergan plc	9,122,959
51,260	Amgen, Inc.	9,536,923
211,520	AstraZeneca plc ADR	7,415,891
152,000	Bristol-Myers Squibb Co.	9,515,200
62,870	Eisai Co., Ltd.	3,577,991
164,750	Merck & Co., Inc.	9,761,438
75,530	Novartis AG	6,817,116
28,394	Roche Holding AG	7,015,421
30,990	Vertex Pharmaceuticals, Inc.*	5,171,301

		67,934,240

	Real Estate - 0.8%
277,943	Park Hotels & Resorts, Inc. REIT	8,035,332

	Retailing - 3.7%
2,006,600	Allstar Co.*(1)(2)(3)(4)	401,320
69,430	Home Depot, Inc.	13,948,487
260,090	Liberty Interactive Corp. QVC Group Class A*	7,305,928
3,250	Priceline Group, Inc.*	6,214,162
105,890	TJX Cos., Inc.	8,505,085
13,296	Tory Burch LLC*(1)(2)(3)(4)	654,030

		37,029,012

	Semiconductors & Semiconductor Equipment - 3.8%
84,240	Analog Devices, Inc.	7,739,971
189,670	Intel Corp.	9,130,714
107,310	Maxim Integrated Products, Inc.	6,545,910
210,580	QUALCOMM, Inc.	14,372,085

		37,788,680

	Software & Services - 8.3%
27,067	Alphabet, Inc. Class C*	31,666,766
100,280	Cognizant Technology Solutions Corp. Class A	7,819,834
85,060	Facebook, Inc. Class A*	15,896,864
281,430	Microsoft Corp.	26,738,664

		82,122,128

	Technology Hardware & Equipment - 4.6%
92,280	Apple, Inc.	15,450,440
394,000	Cisco Systems, Inc.	16,366,760
121,920	NetApp, Inc.	7,498,080
1,410,470	Nokia Oyj	6,803,464

		46,118,744

	Transportation - 1.1%
84,130	Union Pacific Corp.	11,231,355

	Utilities - 1.5%
95,280	NextEra Energy, Inc.	15,094,258

	Total Common Stocks (cost $464,837,843)	$670,710,136

Asset & Commercial Mortgage Backed Securities - 3.8%
	Asset-Backed - Automobile - 0.8%
	AmeriCredit Automobile Receivables Trust
$ 98,266	1.51%, 05/18/2020	$98,084

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 164,295	1.65%, 09/18/2020	$163,941
125,000	ARI Fleet Lease Trust 1.91%, 04/15/2026(4)	124,532
260,000	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(4)	257,847
505,000	Chesapeake Funding LLC 1.91%, 08/15/2029(4)	501,422
370,000	1 mo. USD LIBOR + 0.450%, 2.01%, 05/15/2029(4)(5)	370,702
480,750	1 mo. USD LIBOR + 1.000%, 2.56%, 06/15/2028(4)(5)	483,199
162,330	Chrysler Capital Auto Receivables Trust 1.76%, 12/16/2019(4)	162,293
	Enterprise Fleet Financing LLC
325,000	1.97%, 01/20/2023(4)	323,630
430,000	2.13%, 05/22/2023(4)	427,801
	First Investors Auto Owner Trust
43,744	1.67%, 11/16/2020(4)	43,723
79,462	1.69%, 04/15/2021(4)	79,225
131,935	1.86%, 10/15/2021(4)	131,520
414,584	2.00%, 03/15/2022(4)	413,367
41,486	2.26%, 01/15/2020(4)	41,484
115,000	2.39%, 11/16/2020(4)	115,022
515,000	Mercedes-Benz Master Owner Trust 1 mo. USD LIBOR + 0.300%, 1.86%, 05/16/2021(4)(5)	515,612
260,000	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(4)	259,159
22,469	Prestige Auto Receivables Trust 1.91%, 04/15/2020(4)	22,467
	Santander Drive Auto Receivables Trust
21,917	2.33%, 11/15/2019	21,932
30,176	2.36%, 04/15/2020	30,178
	Securitized Term Auto Receivables Trust
540,000	1.52%, 03/25/2020(4)	537,814
415,000	1.89%, 08/25/2020(4)	413,170
215,000	2.04%, 04/26/2021(4)	213,007
	United Auto Credit Securitization Trust
289,706	1.89%, 05/10/2019(4)	289,629
580,000	2.40%, 11/12/2019(4)	577,831
	Westlake Automobile Receivables Trust
32,047	1.57%, 06/17/2019(4)	32,033
208,942	1.78%, 04/15/2020(4)	208,743
975,000	2.24%, 12/15/2020(4)	974,969
280,000	Wheels SPV LLC 1.88%, 04/20/2026(4)	278,275

		8,112,611

	Asset-Backed - Credit Card - 0.3%
800,000	CARDS Trust 1 mo. USD LIBOR + 0.700%, 2.26%, 07/15/2021(4)(5)	802,097
950,000	Evergreen Credit Card Trust 1 mo.USD LIBOR + 0.720%, 2.28%, 04/15/2020(4)(5)	951,289
1,285,000	Trillium Credit Card Trust 1 mo. USD LIBOR + 0.720%, 2.28%, 05/26/2021(4)(5)	1,287,837

		3,041,223

	Asset-Backed - Finance & Insurance - 1.7%
1,085,402	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(4)(6)	1,074,150
1,345,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 3.02%, 01/16/2030(4)(5)	1,345,529
	Bayview Opportunity Master Fund Trust
274,575	3.50%, 01/28/2055(4)(6)	276,034
369,792	3.50%, 06/28/2057(4)(6)	372,203
566,229	3.50%, 07/28/2057(4)(6)	572,751
250,351	4.00%, 11/28/2053(4)(6)	255,175
307,000	4.00%, 10/28/2064(4)(6)	313,108
650,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.600%, 3.32%, 10/15/2026(4)(5)	650,688

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Ford Credit Floorplan Master Owner Trust
$ 990,000	1.75%, 07/15/2021	$978,222
100,000	2.09%, 03/15/2022(4)	99,115
330,000	GreatAmerica Leasing Receivables Funding LLC 2.36%, 01/20/2023(4)	326,047
	KKR CLO Ltd.
1,055,000	3 mo. USD LIBOR + 1.340%, 3.06%, 04/15/2029(4)(5)	1,063,575
605,000	3 mo. USD LIBOR + 1.490%, 3.24%, 01/20/2029(4)(5)	609,279
1,300,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.120%, 2.87%, 07/20/2026(4)(5)	1,300,725
1,090,000	Magnetite VII Ltd. 3 mo. USD LIBOR + 0.800%, 2.54%, 01/15/2028(4)(5)(7)	1,090,000
	MMAF Equipment Finance LLC
111,050	1.39%, 12/17/2018(4)	110,974
179,894	1.73%, 05/18/2020(4)	179,559
240,000	2.21%, 10/17/2022(4)	237,225
295,000	2.21%, 12/15/2032(4)	285,390
	Nationstar HECM Loan Trust
135,401	1.97%, 05/25/2027(4)	135,145
161,028	2.04%, 09/25/2027(4)(6)	160,643
1,295,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.150%, 2.57%, 11/15/2025(4)(5)	1,294,527
885,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 2.58%, 11/18/2026(4)(5)	884,752
	OneMain Financial Issuance Trust
136,000	2.37%, 09/14/2032(4)	133,944
120,000	3.66%, 02/20/2029(4)	121,445
240,000	4.10%, 03/20/2028(4)	242,991
310,000	SBA Tower Trust 2.90%, 10/15/2044(4)(8)	310,784
	Springleaf Funding Trust
330,000	2.90%, 11/15/2029(4)	330,836
385,000	3.16%, 11/15/2024(4)	385,979
170,000	3.48%, 05/15/2028(4)	170,490
600,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(4)	600,094
	Towd Point Mortgage Trust
424,743	2.75%, 10/25/2056(4)(6)	421,960
152,561	2.75%, 04/25/2057(4)(6)	151,567
482,899	2.75%, 06/25/2057(4)(6)	477,437
190,000	Volvo Financial Equipment LLC 1.92%, 03/15/2021(4)	188,651

		17,150,994

	Commercial Mortgage - Backed Securities - 0.6%
365,000	CD Commercial Mortgage Trust 3.51%, 05/10/2050(6)	369,244
95,000	Citigroup Commercial Mortgage Trust 3.82%, 11/10/2048	98,123
525,000	Commercial Mortgage Trust 3.18%, 02/10/2048	522,517
	CSAIL Commercial Mortgage Trust
950,000	3.50%, 06/15/2057	965,016
1,000,000	3.51%, 04/15/2050	1,016,977
785,000	CSMC Trust 2.76%, 04/05/2033(4)	780,403
150,000	FREMF Mortgage Trust 3.36%, 05/25/2045(4)(6)	151,566
210,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	218,789
74,458	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(6)	75,439
900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	902,961

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 400,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(4)(6)	$397,766

		5,498,801

	Whole Loan Collateral CMO - 0.4%
245,899	Angel Oak Mortgage Trust LLC 2.71%, 11/25/2047(4)(6)	245,881
460,000	COLT Mortgage Loan Trust 2.93%, 02/25/2048(4)(6)	459,955
	Deephaven Residential Mortgage Trust
286,589	2.45%, 06/25/2047(4)(6)	281,378
273,336	2.58%, 10/25/2047(4)(6)	270,772
116,385	2.73%, 12/26/2046(4)(6)	114,985
400,000	2.98%, 12/25/2057(4)(6)	399,997
262,765	Finance of America Structured Securities Trust 2.32%, 11/25/2027(4)(6)	262,770
342,655	MetLife Securitization Trust 3.00%, 04/25/2055(4)(6)	346,029
	Mill City Mortgage Loan Trust
129,065	2.50%, 04/25/2057(4)(6)	127,544
409,074	2.75%, 01/25/2061(4)(6)	405,838
455,138	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(4)(6)	464,119
299,954	Towd Point Mortgage Trust 2.25%, 04/25/2056(4)(6)	296,149
90,000	Wells Fargo Commercial Mortgage Trust 3.84%, 09/15/2058	93,067

		3,768,484

	Total Asset & Commercial Mortgage Backed Securities (cost $37,893,338)	$37,572,113

Corporate Bonds - 16.5%
	Aerospace/Defense - 0.1%
600,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(4)	609,174
	Lockheed Martin Corp.
115,000	2.50%, 11/23/2020	114,772
400,000	4.07%, 12/15/2042	412,775
140,000	4.50%, 05/15/2036	153,878
135,000	4.85%, 09/15/2041	150,957
65,000	United Technologies Corp. 3.10%, 06/01/2022	65,533

		1,507,089

	Agriculture - 0.3%
	Altria Group, Inc.
140,000	4.50%, 05/02/2043	148,391
420,000	4.75%, 05/05/2021	445,992
	BAT International Finance plc
160,000	2.75%, 06/15/2020(4)	159,777
565,000	3.25%, 06/07/2022(4)	566,820
65,000	3.50%, 06/15/2022(4)	65,768
375,000	Cargill, Inc. 4.76%, 11/23/2045(4)	430,688
1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(4)	1,277,966
	Philip Morris International, Inc.
300,000	2.63%, 03/06/2023	293,538
80,000	4.88%, 11/15/2043	89,860

		3,478,800

	Airlines - 0.1%
542,804	Continental Airlines, Inc. 5.98%, 10/19/2023	588,345

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 420,323	Southwest Airlines Co. 6.15%, 02/01/2024	$453,110

		1,041,455

	Auto Manufacturers - 0.5%
	Daimler Finance North America LLC
600,000	2.20%, 05/05/2020(4)	593,400
580,000	2.30%, 02/12/2021(4)	571,509
205,000	Ford Motor Co. 4.35%, 12/08/2026	207,094
1,675,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	1,633,473
	General Motors Financial Co., Inc.
1,375,000	3.70%, 05/09/2023	1,383,526
335,000	3.95%, 04/13/2024	339,048
700,000	Nissan Motor Acceptance Corp. 1.80%, 03/15/2018(4)	700,031

		5,428,081

	Beverages - 0.2%
	Anheuser-Busch InBev Finance, Inc.
370,000	3.65%, 02/01/2026	374,453
105,000	4.70%, 02/01/2036	115,881
270,000	4.90%, 02/01/2046	305,103
115,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	110,144
	Coca-Cola Femsa S.A.B. de C.V.
100,212	2.38%, 11/26/2018	100,398
250,000	3.88%, 11/26/2023	258,784
85,000	Constellation Brands, Inc. 2.70%, 05/09/2022	83,505
	Heineken N.V.
140,000	2.75%, 04/01/2023(4)	138,028
10,000	4.00%, 10/01/2042(4)	10,114
	Molson Coors Brewing Co.
180,000	3.50%, 05/01/2022	182,273
40,000	5.00%, 05/01/2042	44,487

		1,723,170

	Biotechnology - 0.3%
1,425,000	Amgen, Inc. 2.65%, 05/11/2022	1,403,771
320,000	Biogen, Inc. 2.90%, 09/15/2020	321,658
	Celgene Corp.
55,000	2.25%, 05/15/2019	54,840
180,000	3.55%, 08/15/2022	182,927
375,000	3.63%, 05/15/2024	378,924
	Gilead Sciences, Inc.
120,000	2.55%, 09/01/2020	120,111
195,000	3.70%, 04/01/2024	201,058

		2,663,289

	Chemicals - 0.2%
800,000	Agrium, Inc. 3.15%, 10/01/2022	802,473
370,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	374,133
425,000	LYB International Finance B.V. 3.50%, 03/02/2027	420,447

		1,597,053

	Commercial Banks - 4.4%
400,000	Banco Santander S.A. 3.13%, 02/23/2023	393,546
	Bank of America Corp.
740,000	2.63%, 10/19/2020	739,368

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,181,000	3.42%, 12/20/2028(4)(5)(6)	$1,161,034
450,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(5)	451,183
635,000	4.00%, 04/01/2024	659,575
750,000	4.20%, 08/26/2024	777,959
	Bank of New York Mellon Corp.
440,000	2.15%, 02/24/2020	437,175
200,000	3.00%, 02/24/2025	197,123
700,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(4)	699,109
815,000	Barclays plc 3.20%, 08/10/2021	813,694
	BNP Paribas S.A.
425,000	2.40%, 12/12/2018	425,814
390,000	2.95%, 05/23/2022(4)	387,790
405,000	3.38%, 01/09/2025(4)	400,363
935,000	3.50%, 11/16/2027(4)	918,373
	BPCE S.A.
375,000	2.50%, 12/10/2018	376,048
250,000	3.00%, 05/22/2022(4)	247,444
800,000	3.50%, 10/23/2027(4)	774,586
725,000	5.15%, 07/21/2024(4)	775,200
575,000	5.70%, 10/22/2023(4)	629,915
	Capital One Financial Corp.
615,000	3.75%, 04/24/2024	623,839
165,000	4.20%, 10/29/2025	167,243
	Citigroup, Inc.
255,000	2.50%, 07/29/2019	255,237
1,000,000	3 mo. USD LIBOR + 0.950%, 2.88%, 07/24/2023(5)	984,260
170,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(5)	168,154
925,000	4.45%, 09/29/2027	964,611
108,000	5.30%, 05/06/2044	125,716
59,000	8.13%, 07/15/2039	93,310
500,000	Citizens Bank NA 2.55%, 05/13/2021	494,872
675,000	Compass Bank 2.75%, 09/29/2019	675,105
	Credit Agricole S.A.
360,000	3.25%, 10/04/2024(4)	353,912
500,000	4.38%, 03/17/2025(4)	513,010
	Credit Suisse AG
250,000	2.30%, 05/28/2019	249,567
335,000	3.63%, 09/09/2024	340,518
	Credit Suisse Group AG
850,000	3.57%, 01/09/2023(4)	855,540
250,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(4)(5)	248,454
950,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	968,998
	Deutsche Bank AG
700,000	2.70%, 07/13/2020	693,981
425,000	3.15%, 01/22/2021	424,317
670,000	4.25%, 10/14/2021	690,346
250,000	Discover Bank 3.10%, 06/04/2020	251,423
450,000	Fifth Third Bancorp 2.88%, 10/01/2021	449,383
	Goldman Sachs Group, Inc.
530,000	3 mo. USD LIBOR + 1.201%, 3.27%, 09/29/2025(5)	519,335
1,325,000	4.25%, 10/21/2025	1,361,198
470,000	6.25%, 02/01/2041	621,995
	HSBC Holdings plc
290,000	3.40%, 03/08/2021	294,075
1,755,000	3.60%, 05/25/2023	1,784,066
200,000	3 mo. USD LIBOR + 1.546%, 4.04%, 03/13/2028(5)	204,905
	Huntington National Bank
535,000	2.20%, 11/06/2018	534,886
580,000	2.40%, 04/01/2020	576,373

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 720,000	ING Groep N.V. 3.95%, 03/29/2027	$736,581
	JP Morgan Chase & Co.
650,000	3.25%, 09/23/2022	656,313
180,000	3.38%, 05/01/2023	181,072
230,000	5.40%, 01/06/2042	285,658
100,000	6.30%, 04/23/2019	104,740
550,000	Korea Development Bank 2.50%, 03/11/2020	543,852
100,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(4)	99,344
	Morgan Stanley
425,000	2.50%, 01/24/2019	426,129
320,000	3.13%, 07/27/2026	309,293
550,000	3.63%, 01/20/2027	551,160
875,000	3.70%, 10/23/2024	888,818
575,000	4.10%, 05/22/2023	594,921
550,000	5.75%, 01/25/2021	594,608
125,000	National City Corp. 6.88%, 05/15/2019	131,630
1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(4)	1,757,467
625,000	PNC Bank NA 3.10%, 10/25/2027	608,939
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023(4)	202,395
1,095,000	3.70%, 03/28/2022(4)	1,106,014
	Santander UK plc
640,000	2.50%, 03/14/2019	639,801
625,000	5.00%, 11/07/2023(4)	659,387
575,000	Skandinaviska Enskilda Banken AB 2.45%, 05/27/2020(4)	572,401
615,000	Societe Generale S.A. 3.25%, 01/12/2022(4)	614,274
200,000	SunTrust Bank 3.30%, 05/15/2026	194,309
165,000	U.S. Bancorp 3.70%, 01/30/2024	171,361
540,000	UBS AG 2.20%, 06/08/2020(4)	534,267
	UBS Group Funding Switzerland AG
785,000	2.95%, 09/24/2020(4)	787,458
550,000	3.00%, 04/15/2021(4)	549,149
1,794,000	Wells Fargo & Co. 4.48%, 01/16/2024	1,904,862

		44,160,131

	Commercial Services - 0.3%
	Catholic Health Initiatives
155,000	2.60%, 08/01/2018	155,389
597,000	2.95%, 11/01/2022	581,781
70,000	4.35%, 11/01/2042	65,392
	ERAC USA Finance LLC
140,000	2.35%, 10/15/2019(4)	139,239
510,000	4.50%, 08/16/2021(4)	532,530
550,000	5.63%, 03/15/2042(4)	639,348
730,000	Total System Services, Inc. 3.80%, 04/01/2021	743,813

		2,857,492

	Diversified Financial Services - 0.3%
	Capital One Bank USA NA
345,000	2.15%, 11/21/2018	345,097
700,000	3.38%, 02/15/2023	696,188
575,000	CDP Financial, Inc. 4.40%, 11/25/2019(4)	594,460

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 655,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(4)	$656,085
	Synchrony Financial
130,000	2.60%, 01/15/2019	130,282
490,000	2.70%, 02/03/2020	489,163
400,000	3.00%, 08/15/2019	401,561

		3,312,836

	Electric - 1.9%
1,410,000	American Electric Power Co., Inc. 3.20%, 11/13/2027	1,367,294
335,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	367,421
1,230,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(4)	1,206,865
	Dominion Energy, Inc.
559,000	3.63%, 12/01/2024	566,447
510,000	4.10%, 04/01/2021(8)	525,255
320,000	Dominion Energy, Inc. 2.96%, 07/01/2019(8)	321,545
275,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	352,816
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	97,787
550,000	3.05%, 08/15/2022	549,402
	Electricite de France S.A.
85,000	4.88%, 01/22/2044(4)	91,918
525,000	10 year USD Swap + 3.041%, 5.63%, 01/22/2024(4)(5)(9)	540,750
110,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	108,823
390,000	Entergy Corp. 2.95%, 09/01/2026	370,485
360,000	Eversource Energy 2.90%, 10/01/2024	349,848
505,000	Fortis, Inc. 3.06%, 10/04/2026	477,616
325,000	Georgia Power Co. 5.95%, 02/01/2039	408,507
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(4)	541,146
205,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(4)	196,287
555,000	NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/2027	554,050
550,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	611,920
	Oncor Electric Delivery Co. LLC
115,000	2.95%, 04/01/2025	112,672
340,000	4.10%, 06/01/2022	354,264
	Pacific Gas & Electric Co.
135,000	3.85%, 11/15/2023	138,627
17,000	4.30%, 03/15/2045	17,275
20,000	4.75%, 02/15/2044	21,627
330,000	5.13%, 11/15/2043	375,788
415,000	5.40%, 01/15/2040	487,686
311,000	5.80%, 03/01/2037	380,566
100,000	6.05%, 03/01/2034	123,018
15,000	6.25%, 03/01/2039	19,159
20,000	6.35%, 02/15/2038	25,702
	SCANA Corp.
631,000	4.13%, 02/01/2022	644,821
1,085,000	4.75%, 05/15/2021	1,131,429
1,110,000	6.25%, 04/01/2020	1,182,130
	South Carolina Electric & Gas Co.
50,000	4.35%, 02/01/2042	52,058
105,000	4.60%, 06/15/2043	112,687

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 370,000	6.05%, 01/15/2038	$457,494
750,000	Southern California Edison Co. 5.55%, 01/15/2037	918,547
	Southern Co.
575,000	2.75%, 06/15/2020	575,751
605,000	2.95%, 07/01/2023	597,580
	State Grid Overseas Investment Ltd.
380,000	2.75%, 05/07/2019(4)	380,256
520,000	2.75%, 05/04/2022(4)	509,262
520,000	3.50%, 05/04/2027(4)	510,728

		18,735,309

	Engineering & Construction - 0.1%
505,000	Mexico City Airport Trust 5.50%, 07/31/2047(4)	488,588
355,000	SBA Tower Trust 2.88%, 07/10/2046(4)	353,225

		841,813

	Food - 0.4%
	Kraft Heinz Foods Co.
840,000	3.00%, 06/01/2026	789,412
485,000	3.50%, 07/15/2022	489,935
520,000	4.38%, 06/01/2046	508,371
	Kroger Co.
125,000	3.30%, 01/15/2021	126,901
525,000	3.85%, 08/01/2023	539,425
780,000	4.00%, 02/01/2024	805,333
25,000	4.45%, 02/01/2047	24,984
510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(4)	510,510

		3,794,871

	Forest Products & Paper - 0.1%
750,000	International Paper Co. 3.65%, 06/15/2024	763,506

	Gas - 0.1%
125,000	Boston Gas Co. 3.15%, 08/01/2027(4)	121,999
359,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	373,742
560,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(4)	533,490

		1,029,231

	Healthcare-Products - 0.1%
	Medtronic, Inc.
110,000	2.50%, 03/15/2020	110,033
405,000	3.15%, 03/15/2022	410,124
245,000	3.50%, 03/15/2025	249,399
65,000	3.63%, 03/15/2024	66,903
43,000	4.38%, 03/15/2035	47,148

		883,607

	Healthcare-Services - 0.6%
495,000	Aetna, Inc. 2.80%, 06/15/2023	482,596
	Anthem, Inc.
631,000	3.30%, 01/15/2023	633,364
175,000	4.38%, 12/01/2047	182,180
225,000	4.65%, 08/15/2044	240,909
40,000	Ascension Health 4.85%, 11/15/2053	45,386
305,000	Catholic Health Initiatives 4.20%, 08/01/2023	310,827
	Dignity Health
35,000	2.64%, 11/01/2019	34,980

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 80,000	3.81%, 11/01/2024	$81,140
552,000	4.50%, 11/01/2042	537,054
715,000	Humana, Inc. 2.90%, 12/15/2022	704,636
120,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022	121,952
120,000	Memorial Sloan-Kettering Cancer Center 4.20%, 07/01/2055	124,754
805,000	Mercy Health 3.56%, 08/01/2027	794,187
	Orlando Health OBL Group
160,000	3.78%, 10/01/2028	161,500
115,000	4.09%, 10/01/2048	117,667
185,000	Providence St Joseph Health Obligated Group 3.93%, 10/01/2048	186,388
750,000	SSM Health Care Corp. 3.82%, 06/01/2027	762,879
125,000	Stanford Health Care 3.80%, 11/15/2048	126,096
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022	224,048
340,000	3.75%, 07/15/2025	351,114

		6,223,657

	Household Products - 0.1%
784,344	Procter & Gamble Co. 9.36%, 01/01/2021	864,739

	Insurance - 0.4%
415,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	412,743
	Chubb INA Holdings, Inc.
120,000	2.30%, 11/03/2020	119,102
185,000	3.35%, 05/15/2024	186,719
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(4)	122,212
515,000	Jackson National Life Global Funding 3.25%, 01/30/2024(4)	511,041
100,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(4)	103,818
165,000	Loews Corp. 2.63%, 05/15/2023	161,044
	MetLife, Inc.
485,000	3.60%, 04/10/2024	494,758
160,000	4.88%, 11/13/2043	179,373
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	203,557
300,000	4.50%, 11/15/2020	314,948
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(4)	112,036
645,000	Trinity Acquisition plc 4.40%, 03/15/2026	668,393

		3,589,744

	Internet - 0.3%
	Alibaba Group Holding Ltd.
370,000	3.40%, 12/06/2027	359,077
1,030,000	3.60%, 11/28/2024	1,042,394
	Amazon.com, Inc.
285,000	2.50%, 11/29/2022	280,728
240,000	2.80%, 08/22/2024(4)	235,143
195,000	4.25%, 08/22/2057(4)	205,812
530,000	4.80%, 12/05/2034	602,914
100,000	4.95%, 12/05/2044	117,839
445,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(4)	438,428

		3,282,335

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	IT Services - 0.1%
	Apple, Inc.
$ 25,000	2.45%, 08/04/2026	$23,459
300,000	2.85%, 05/06/2021	302,077
225,000	3.00%, 02/09/2024	224,232
170,000	3.25%, 02/23/2026	169,760
270,000	3.45%, 05/06/2024	275,352
35,000	4.45%, 05/06/2044	38,688

		1,033,568

	Lodging - 0.1%
	Marriott International, Inc.
670,000	2.30%, 01/15/2022	651,080
450,000	2.88%, 03/01/2021	449,490

		1,100,570

	Machinery-Construction & Mining - 0.1%
400,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	404,127
170,000	Caterpillar, Inc. 3.40%, 05/15/2024	173,921

		578,048

	Media - 0.6%
	21st Century Fox America, Inc.
180,000	4.00%, 10/01/2023	187,614
220,000	4.50%, 02/15/2021	232,176
300,000	4.75%, 09/15/2044	339,043
	Charter Communications Operating LLC / Charter Communications Operating Capital
210,000	5.38%, 05/01/2047	216,884
65,000	6.48%, 10/23/2045	75,886
	Comcast Corp.
450,000	3.13%, 07/15/2022	455,243
158,000	4.05%, 11/01/2052	156,940
450,000	4.40%, 08/15/2035	482,685
34,000	6.40%, 05/15/2038	45,178
	Cox Communications, Inc.
35,000	4.60%, 08/15/2047(4)	35,023
920,000	4.80%, 02/01/2035(4)	917,233
	Sky plc
200,000	2.63%, 09/16/2019(4)	200,508
920,000	3.75%, 09/16/2024(4)	941,712
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	94,328
60,000	7.30%, 07/01/2038	74,987
106,000	8.25%, 04/01/2019	112,794
5,000	8.75%, 02/14/2019	5,306
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	36,132
	Viacom, Inc.
145,000	3.88%, 12/15/2021	148,574
875,000	4.25%, 09/01/2023	905,069

		5,663,315

	Mining - 0.1%
725,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(4)	752,744

	Miscellaneous Manufacturing - 0.1%
90,000	Parker-Hannifin Corp. 4.45%, 11/21/2044	99,499
280,000	Pentair Finance S.a.r.l. 2.90%, 09/15/2018	281,009
850,000	Siemens Financieringsmaatschappij N.V. 3.13%, 03/16/2024(4)	847,539

		1,228,047

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Oil & Gas - 1.0%
$ 495,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	$519,804
450,000	BG Energy Capital plc 4.00%, 10/15/2021(4)	468,203
	BP Capital Markets plc
130,000	3.25%, 05/06/2022	132,322
570,000	3.81%, 02/10/2024	592,642
25,000	3.99%, 09/26/2023	26,232
575,000	4.75%, 03/10/2019	590,522
	ConocoPhillips Co.
215,000	3.35%, 05/15/2025	216,760
65,000	4.30%, 11/15/2044	70,110
40,000	4.95%, 03/15/2026	44,564
1,052,000	Devon Energy Corp. 3.25%, 05/15/2022	1,060,716
265,000	Marathon Oil Corp. 2.70%, 06/01/2020	263,698
360,000	Noble Energy, Inc. 4.15%, 12/15/2021	373,268
	Petroleos Mexicanos
80,000	5.38%, 03/13/2022(4)	84,720
1,300,000	5.50%, 01/21/2021	1,378,390
1,100,000	6.75%, 09/21/2047	1,149,500
755,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	823,861
	Shell International Finance B.V.
190,000	3.25%, 05/11/2025	190,792
200,000	4.38%, 03/25/2020	207,895
890,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(4)	881,168
	Statoil ASA
70,000	2.25%, 11/08/2019	69,886
30,000	2.45%, 01/17/2023	29,357
30,000	2.65%, 01/15/2024	29,342
95,000	2.75%, 11/10/2021	95,190
355,000	2.90%, 11/08/2020	358,539
35,000	3.25%, 11/10/2024	35,381
5,000	3.70%, 03/01/2024	5,186
325,000	Total Capital International S.A. 2.70%, 01/25/2023	321,990

		10,020,038

	Oil & Gas Services - 0.1%
250,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(4)	251,616
330,000	Schlumberger Investment S.A. 3.65%, 12/01/2023	341,588

		593,204

	Pharmaceuticals - 1.0%
	AbbVie, Inc.
775,000	1.80%, 05/14/2018	774,870
60,000	3.20%, 11/06/2022	60,157
	Allergan Funding SCS
300,000	3.00%, 03/12/2020	301,179
450,000	3.45%, 03/15/2022	452,595
975,000	3.80%, 03/15/2025	978,958
340,000	4.55%, 03/15/2035	355,338
125,000	4.85%, 06/15/2044	133,346
700,000	Bayer U.S. Finance LLC 3.00%, 10/08/2021(4)	701,614
	Cardinal Health, Inc.
195,000	2.40%, 11/15/2019	194,446
230,000	3.08%, 06/15/2024	222,536
730,000	3.50%, 11/15/2024	724,365
200,000	4.50%, 11/15/2044	200,857

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 705,000	EMD Finance LLC 2.95%, 03/19/2022(4)	$700,712
315,000	Express Scripts Holding Co. 2.25%, 06/15/2019	313,761
	Forest Laboratories LLC
121,000	4.88%, 02/15/2021(4)	126,878
225,000	5.00%, 12/15/2021(4)	238,617
	McKesson Corp.
25,000	2.85%, 03/15/2023	24,653
535,000	3.80%, 03/15/2024	548,959
	Merck & Co., Inc.
430,000	2.75%, 02/10/2025	420,707
315,000	2.80%, 05/18/2023	314,219
125,000	4.15%, 05/18/2043	135,153
510,000	Mylan N.V. 3.00%, 12/15/2018	512,316
225,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	218,021
1,865,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	1,650,099

		10,304,356

	Pipelines - 0.6%
95,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	94,966
	Columbia Pipeline Group, Inc.
225,000	2.45%, 06/01/2018	225,228
400,000	4.50%, 06/01/2025	422,035
214,000	Energy Transfer L.P. 7.60%, 02/01/2024	246,729
340,000	Energy Transfer L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	348,665
250,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	257,089
	Kinder Morgan Energy Partners L.P.
419,000	4.25%, 09/01/2024	433,641
275,000	4.30%, 05/01/2024	284,138
525,000	6.95%, 01/15/2038	652,829
977,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	983,425
	Sunoco Logistics Partners Operations L.P.
300,000	3.90%, 07/15/2026	292,783
130,000	4.40%, 04/01/2021	133,930
400,000	5.35%, 05/15/2045	406,942
285,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026	313,662
780,000	Western Gas Partners L.P. 4.00%, 07/01/2022	789,646

		5,885,708

	Real Estate - 0.1%
650,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(4)	652,197

	Real Estate Investment Trusts - 0.3%
	American Tower Corp.
450,000	3.45%, 09/15/2021	456,246
240,000	5.00%, 02/15/2024	258,656
150,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	153,878
785,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	763,729
425,000	DDR Corp. 4.63%, 07/15/2022	444,777
670,000	HCP, Inc. 4.00%, 06/01/2025	681,559

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 345,000	Scentre Group Trust 2.38%, 11/05/2019(4)	$342,745

		3,101,590

	Retail - 0.3%
	AutoZone, Inc.
200,000	3.13%, 07/15/2023	198,543
355,000	3.70%, 04/15/2022	362,602
	CVS Health Corp.
450,000	3.88%, 07/20/2025	454,061
695,000	4.00%, 12/05/2023	714,844
160,000	4.88%, 07/20/2035	173,710
375,000	5.13%, 07/20/2045	419,187
75,000	Home Depot, Inc. 4.40%, 03/15/2045	83,283
600,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	621,670
335,000	O’Reilly Automotive, Inc. 3.80%, 09/01/2022	347,456

		3,375,356

	Savings & Loans - 0.1%
595,000	Nationwide Building Society 2.35%, 01/21/2020(4)	590,733

	Semiconductors - 0.1%
570,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024(4)	562,339

	Software - 0.2%
	Microsoft Corp.
475,000	2.40%, 08/08/2026	447,050
610,000	2.88%, 02/06/2024	606,054
365,000	3.70%, 08/08/2046	370,088
915,000	Oracle Corp. 3.25%, 11/15/2027	906,146

		2,329,338

	Telecommunications - 0.6%
775,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	775,612
	AT&T, Inc.
65,000	3.95%, 01/15/2025	65,604
1,275,000	4.10%, 02/15/2028(4)	1,260,740
460,000	4.45%, 04/01/2024	479,356
431,000	4.50%, 03/09/2048	406,076
215,000	4.75%, 05/15/2046	208,263
3,000	5.35%, 09/01/2040	3,165
165,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(4)	162,693
	Orange S.A.
650,000	4.13%, 09/14/2021	681,102
200,000	9.00%, 03/01/2031	299,192
	Verizon Communications, Inc.
450,000	2.95%, 03/15/2022	448,054
45,000	3.45%, 03/15/2021	45,951
1,266,000	4.52%, 09/15/2048	1,262,204
130,000	4.75%, 11/01/2041	133,106
93,000	4.81%, 03/15/2039	97,205

		6,328,323

	Transportation - 0.2%
	FedEx Corp.
80,000	2.70%, 04/15/2023	78,670
280,000	4.90%, 01/15/2034	311,096
300,000	5.10%, 01/15/2044	347,938
184,000	Kansas City Southern 4.95%, 08/15/2045	203,225
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 405,000	3.20%, 07/15/2020(4)	$409,433
400,000	3.38%, 02/01/2022(4)	402,937

		1,753,299

	Water - 0.0%
240,000	American Water Capital Corp. 2.95%, 09/01/2027	232,615

	Total Corporate Bonds (cost $161,825,213)	$163,863,596

Foreign Government Obligations - 0.7%
	Israel - 0.1%
555,000	Israel Government International Bond 3.25%, 01/17/2028	549,450

	Japan - 0.1%
	Japan Bank for International Cooperation
510,000	2.13%, 06/01/2020	504,193
776,000	2.13%, 07/21/2020	766,626

		1,270,819

	Mexico - 0.0%
372,000	Mexico Government International Bond 4.00%, 10/02/2023	384,276

	Qatar - 0.3%
	Qatar Government International Bond
2,320,000	2.38%, 06/02/2021(4)	2,252,952
660,000	5.25%, 01/20/2020(4)	688,050

		2,941,002

	Saudi Arabia - 0.1%
	Saudi Government International Bond
265,000	2.38%, 10/26/2021(4)	257,029
660,000	2.88%, 03/04/2023(4)	645,150

		902,179

	South Korea - 0.1%
680,000	Export-Import Bank of Korea 1.75%, 05/26/2019	670,875

	Total Foreign Government Obligations (cost $6,781,773)	$6,718,601

Municipal Bonds - 1.3%
	General - 0.4%
	Chicago, IL, Transit Auth
475,000	6.30%, 12/01/2021	506,217
600,000	6.90%, 12/01/2040	802,374
140,000	City of Sacramento CA 6.42%, 08/01/2023	157,087
280,000	Kansas Dev. Finance Auth 5.37%, 05/01/2026	302,719
385,000	Kansas, Development FA 4.93%, 04/15/2045	425,248
	New Jersey State, Econ DA
570,000	3.80%, 06/15/2018	572,856
125,000	3.88%, 06/15/2019	126,375
1,245,000	New York State Urban Development Corp. 2.10%, 03/15/2022	1,231,654
240,000	San Jose Redev. Agcy. Successor Agcy. 3.38%, 08/01/2034	232,188

		4,356,718

	General Obligation - 0.5%
	California State, GO Taxable
525,000	7.35%, 11/01/2039	782,728
250,000	7.55%, 04/01/2039	388,587
130,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	163,950

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Illinois State, GO
$ 1,475,000	5.10%, 06/01/2033	$1,435,853
30,000	5.16%, 02/01/2018	30,000
185,000	5.20%, 03/01/2018	185,448
845,000	5.67%, 03/01/2018	847,248
665,000	Los Angeles, CA, USD GO 5.75%, 07/01/2034	833,458

		4,667,272

	Higher Education - 0.1%
370,000	University of California, Build America Bonds Rev 5.77%, 05/15/2043	470,943

	Medical - 0.1%
	University of California, Regents MedCenter Pooled Rev
150,000	6.55%, 05/15/2048	207,589
190,000	6.58%, 05/15/2049	259,943

		467,532

	Power - 0.0%
100,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	101,431

	Transportation - 0.2%
350,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	441,147
255,000	Maryland State Transportation Auth 5.89%, 07/01/2043	330,569
	New York and New Jersey PA, Taxable Rev
200,000	4.81%, 10/15/2065	233,562
185,000	5.86%, 12/01/2024	216,141
115,000	6.04%, 12/01/2029	143,705
430,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	634,229

		1,999,353

	Utility - Electric - 0.0%
365,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	453,556

	Total Municipal Bonds (cost $11,413,381)	$12,516,805

U.S. Government Agencies - 0.1%
	FHLMC - 0.0%
$ 37,327	4.00%, 03/01/2041	$38,733

	FNMA - 0.0%
$ 429,614	1 mo.USD LIBOR + 0.400%, 1.90%, 10/25/2024(5)	$429,302
15,319	4.50%, 04/01/2041	16,275

		445,577

	GNMA - 0.1%
$ 782	6.00%, 11/20/2023	$859
1,177	6.00%, 12/20/2023	1,304
224	6.00%, 01/20/2024	246
950	6.00%, 02/20/2024	1,044
2,270	6.00%, 06/20/2024	2,495
240	6.00%, 02/20/2026	264
741	6.00%, 02/20/2027	814
210	6.00%, 01/20/2028	231
5,901	6.00%, 02/20/2028	6,492
8,623	6.00%, 04/20/2028	9,669
3,242	6.00%, 06/15/2028	3,634
21,783	6.00%, 07/20/2028	24,013
22,682	6.00%, 08/20/2028	25,488
5,595	6.00%, 10/15/2028	6,224
29,407	6.00%, 11/15/2028	32,751
23,575	6.00%, 03/20/2029	26,474
23,571	6.00%, 09/20/2029	26,397

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 72,624	6.00%, 04/20/2030	$79,853
3,547	6.00%, 06/20/2030	3,898
2,811	6.00%, 08/15/2034	3,156
35	6.50%, 04/15/2026	38
32,569	6.50%, 03/15/2028	36,039
4,482	6.50%, 05/15/2028	4,960
19,962	6.50%, 07/15/2028	22,090
12,091	6.50%, 10/15/2028	13,389
955	6.50%, 12/15/2028	1,057
14,733	6.50%, 01/15/2029	16,303
11,658	6.50%, 02/15/2029	12,900
89,715	6.50%, 03/15/2029	99,275
14,071	6.50%, 04/15/2029	15,570
11,277	6.50%, 05/15/2029	12,503
9,694	6.50%, 06/15/2029	10,727
16,208	6.50%, 02/15/2035	18,293
37,659	7.00%, 11/15/2031	41,921
23,895	7.00%, 03/15/2032	26,684
187,475	7.00%, 11/15/2032	218,423
5,281	7.00%, 01/15/2033	6,068
18,326	7.00%, 05/15/2033	20,994
34,871	7.00%, 07/15/2033	39,566
51,365	7.00%, 11/15/2033	58,894
2,161	8.00%, 12/15/2029	2,202
3,304	8.00%, 04/15/2030	3,539
7,360	8.00%, 05/15/2030	7,470
633	8.00%, 07/15/2030	678
9,400	8.00%, 08/15/2030	9,706
13,656	8.00%, 11/15/2030	14,454
77,067	8.00%, 02/15/2031	82,295

		1,051,344

	Total U.S. Government Agencies (cost $1,423,589)	$1,535,654

U.S. Government Securities - 8.4%
	Other Direct Federal Obligations - 0.5%
$ 5,000,000	Financing Corp. 9.80%, 04/06/2018	$5,078,700

	U.S. Treasury Securities - 7.9%
	U.S. Treasury Bonds - 3.1%
5,720,000	2.50%, 02/15/2045	5,255,027
590,000	2.50%, 02/15/2046	540,311
745,000	2.50%, 05/15/2046	681,675
865,000	2.75%, 11/15/2042	839,759
3,395,000	2.75%, 08/15/2047	3,264,239
230,000	2.75%, 11/15/2047	221,249
4,275,000	2.88%, 05/15/2043	4,241,268
625,000	2.88%, 08/15/2045	617,725
5,600,000	2.88%, 11/15/2046	5,526,719
500,000	3.00%, 11/15/2044	506,426
425,000	3.00%, 02/15/2047	429,897
1,715,000	3.00%, 05/15/2047	1,733,691
2,167,500	3.13%, 02/15/2043	2,247,765
2,685,000	3.13%, 08/15/2044(10)	2,782,121
1,430,000	3.38%, 05/15/2044	1,547,305

		30,435,177

	U.S. Treasury Notes - 4.8%
8,889,111	0.38%, 01/15/2027(11)	8,709,314
405,000	1.25%, 11/30/2018	402,928
1,780,000	1.25%, 03/31/2021	1,720,899
2,350,000	1.38%, 09/30/2018	2,343,666
6,335,000	1.38%, 08/31/2020	6,196,669
2,220,000	1.38%, 01/31/2021	2,159,731
1,790,000	1.50%, 04/15/2020	1,763,430

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 6,285,000	1.50%, 03/31/2023		$5,967,558
7,755,000	1.63%, 07/31/2019		7,704,411
7,925,000	1.75%, 09/30/2019		7,880,731
2,950,000	1.88%, 03/31/2022		2,881,320

			47,730,657

			78,165,834

	Total U.S. Government Securities (cost $83,455,532)		$83,244,534

	Total Long-Term Investments (cost $767,630,669)		$976,161,439

Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 0.9%
9,255,487	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(12)		$9,255,487

	U.S. Treasury Bills - 0.3%
3,125,000	U.S. Treasury Bills 1.09%, 02/15/2018(13)		3,123,672

	Total Short-Term Investments (cost $12,379,159)		$12,379,159

	Total Investments (cost $780,009,828)	99.5%	$988,540,598
	Other Assets and Liabilities	0.5%	5,157,819

	Total Net Assets	100.0%	$993,698,417

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $1,055,350, which represented 0.1% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $1,055,350, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $78,693,595, which represented 7.9% of total net assets.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(6)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,090,000 at January 31, 2018.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(11)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)	Current yield as of period end.
(13)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury Ultra Bond Future	5	03/20/2018	$809,687	$(24,267)

Short position contracts:
U.S. Treasury 10-Year Note Future	19	03/20/2018	$2,309,984	$63,318

Total futures contracts				$39,051

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	Unified School District

The Hartford Balanced Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$73,341,715	$73,341,715	$—	$—
Capital Goods	50,083,367	50,083,367	—	—
Commercial & Professional Services	5,905,633	5,905,633	—	—
Consumer Durables & Apparel	13,845,907	13,845,907	—	—
Consumer Services	14,397,090	14,397,090	—	—
Diversified Financials	15,292,523	8,378,547	6,913,976	—
Energy	42,151,157	42,151,157	—	—
Food, Beverage & Tobacco	30,233,400	21,269,598	8,963,802	—
Health Care Equipment & Services	42,698,101	35,837,828	6,860,273	—
Household & Personal Products	5,986,434	5,986,434	—	—
Insurance	28,840,503	28,840,503	—	—
Materials	21,731,912	21,731,912	—	—
Media	20,848,645	20,848,645	—	—
Pharmaceuticals, Biotechnology & Life Sciences	67,934,240	50,523,712	17,410,528	—
Real Estate	8,035,332	8,035,332	—	—
Retailing	37,029,012	35,973,662	—	1,055,350
Semiconductors & Semiconductor Equipment	37,788,680	37,788,680	—	—
Software & Services	82,122,128	82,122,128	—	—
Technology Hardware & Equipment	46,118,744	39,315,280	6,803,464	—
Transportation	11,231,355	11,231,355	—	—
Utilities	15,094,258	15,094,258	—	—
Asset & Commercial Mortgage Backed Securities	37,572,113	—	37,572,113	—
Corporate Bonds	163,863,596	—	163,863,596	—
Foreign Government Obligations	6,718,601	—	6,718,601	—
Municipal Bonds	12,516,805	—	12,516,805	—
U.S. Government Agencies	1,535,654	—	1,535,654	—
U.S. Government Securities	83,244,534	—	83,244,534	—
Short-Term Investments	12,379,159	9,255,487	3,123,672	—
Futures Contracts(2)	63,318	63,318	—	—

Total	$988,603,916	$632,021,548	$355,527,018	$1,055,350

Liabilities
Futures Contracts(2)	$(24,267)	$(24,267)	$—	$—

Total	$(24,267)	$(24,267)	$—	$—

(1) For	the period ended January 31, 2018, there were no transfers between any levels.

(2) Derivative	instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation)
on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

The Hartford Balanced Income Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 44.4%
	Banks - 5.7%
431,610	Bank of Nova Scotia	$28,697,749
1,534,996	BB&T Corp.	84,716,429
2,478,777	JP Morgan Chase & Co.	286,720,136
97,933	MGIC Investment Corp.*	1,451,367
437,653	PNC Financial Services Group, Inc.	69,157,927
1,468,315	US Bancorp	83,899,519
2,682,846	Wells Fargo & Co.	176,477,610

		731,120,737

	Capital Goods - 2.2%
205,833	3M Co.	51,561,167
573,567	Caterpillar, Inc.	93,365,236
1,127,751	Eaton Corp. plc	94,697,251
108,285	Lockheed Martin Corp.	38,424,932

		278,048,586

	Consumer Durables & Apparel - 0.6%
938,993	VF Corp.	76,189,892

	Consumer Services - 0.2%
168,921	McDonald’s Corp.	28,909,140

	Diversified Financials - 1.2%
118,449	BlackRock, Inc.	66,544,648
1,500,992	Invesco Ltd.	54,230,841
664,701	Thomson Reuters Corp.	28,788,200

		149,563,689

	Energy - 6.5%
1,971,745	Canadian Natural Resources Ltd.	67,335,092
1,097,256	Chevron Corp.	137,541,040
1,028,338	Exxon Mobil Corp.	89,773,907
3,426,112	Kinder Morgan, Inc.	61,601,494
742,409	Marathon Petroleum Corp.	51,426,671
1,079,184	Occidental Petroleum Corp.	80,906,424
573,690	Phillips 66	58,745,856
929,820	Schlumberger Ltd.	68,416,156
3,627,958	Suncor Energy, Inc.	131,513,478
1,667,280	TransCanada Corp.	76,762,656
93,317	Vistra Energy Corp.	76,053

		824,098,827

	Food, Beverage & Tobacco - 3.7%
1,353,180	British American Tobacco plc	92,485,342
833,561	Coca-Cola Co.	39,669,168
322,744	Diageo plc ADR	46,462,226
772,457	Kraft Heinz Co.	60,552,904
423,352	PepsiCo, Inc.	50,929,246
1,670,625	Philip Morris International, Inc.	179,141,119

		469,240,005

	Health Care Equipment & Services - 0.6%
898,962	Medtronic plc	77,211,846

	Household & Personal Products - 1.1%
246,901	Procter & Gamble Co.	21,317,432
1,989,995	Unilever N.V.	114,404,813

		135,722,245

	Insurance - 2.0%
2,388,287	MetLife, Inc.	114,804,956
963,529	Principal Financial Group, Inc.	65,134,561
466,262	Travelers Cos., Inc.	69,901,999

		249,841,516

	Materials - 2.4%
1,843,609	DowDuPont, Inc.	139,339,968

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,103,307	International Paper Co.	$69,353,878
353,775	LyondellBasell Industries N.V. Class A	42,396,396
1,128,712	Nutrien Ltd.*	59,076,786

		310,167,028

	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
1,036,659	Bristol-Myers Squibb Co.	64,894,853
1,027,424	Eli Lilly & Co.	83,683,685
1,280,852	Johnson & Johnson	177,000,938
1,773,966	Merck & Co., Inc.	105,107,486
882,359	Novartis AG	79,639,131
4,492,575	Pfizer, Inc.	166,404,978
247,989	Roche Holding AG	61,271,653

		738,002,724

	Real Estate - 0.5%
566,224	Crown Castle International Corp. REIT	63,853,080

	Retailing - 0.8%
324,102	Home Depot, Inc.	65,112,092
828,745	L Brands, Inc.	41,511,837

		106,623,929

	Semiconductors & Semiconductor Equipment - 2.7%
1,184,387	Analog Devices, Inc.	108,821,478
2,447,541	Intel Corp.	117,824,624
987,111	Maxim Integrated Products, Inc.	60,213,771
858,518	QUALCOMM, Inc.	58,593,853

		345,453,726

	Software & Services - 0.7%
911,842	Microsoft Corp.	86,634,108

	Technology Hardware & Equipment - 1.7%
5,223,336	Cisco Systems, Inc.	216,977,377

	Telecommunication Services - 1.7%
1,218,958	BCE, Inc.	57,003,630
2,885,473	Verizon Communications, Inc.	156,017,525

		213,021,155

	Transportation - 1.1%
890,942	Union Pacific Corp.	118,940,757
185,055	United Parcel Service, Inc. Class B	23,561,203

		142,501,960

	Utilities - 3.2%
1,386,670	Dominion Energy, Inc.	105,997,055
595,038	Duke Energy Corp.	46,710,483
336,451	Edison International	21,038,281
1,078,700	Eversource Energy	68,055,183
434,021	NextEra Energy, Inc.	68,757,607
494,738	Sempra Energy	52,946,860
3,799,308	TCEH Corp.*(1)(2)(3)	4
981,275	Xcel Energy, Inc.	44,785,391

		408,290,864

	Total Common Stocks (cost $4,491,236,462)	$5,651,472,434

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
29,500	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 7.20%(4)	767,590

	Total Preferred Stocks (cost $773,012)	$767,590

Asset & Commercial Mortgage Backed Securities - 0.6%
	Asset-Backed - Home Equity - 0.1%
	GSAA Home Equity Trust
$ 1,641,143	1 mo. USD LIBOR + 0.080%, 1.64%, 02/25/2037(4)	889,235
1,047,002	1 mo. USD LIBOR + 0.090%, 1.65%, 12/25/2036(4)	529,518

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,062,206	1 mo. USD LIBOR + 0.180%, 1.74%, 11/25/2036(4)	$1,061,284
3,420,000	Morgan Stanley Asset Backed Securities Capital I, Inc. Trust 1 mo. USD LIBOR + 1.250%, 2.81%, 07/25/2037(4)	2,959,866
1,242,014	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(5)	772,361
1,995,000	Soundview Home Loan Trust 1 mo. USD LIBOR + 0.250%, 1.81%, 11/25/2036(4)	1,750,818

		7,963,082

	Commercial Mortgage - Backed Securities - 0.2%
14,999,000	BBCMS Mortgage Trust 1 mo. USD LIBOR + 0.850%, 2.41%, 08/15/2036(4)(6)	15,013,002
	Commercial Mortgage Pass-Through Certificates
270,000	4.75%, 10/15/2045(6)(7)	174,137
1,130,000	4.76%, 10/15/2045(6)(7)	953,681
	Commercial Mortgage Trust
815,000	4.25%, 07/10/2045(6)(7)	698,224
380,000	4.33%, 12/10/2045(6)(7)	339,243
2,070,000	4.58%, 10/15/2045(6)(7)	1,352,281
7,730,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 0.700%, 2.26%, 07/15/2032(4)(6)	7,737,255
	GS Mortgage Securities Trust
855,000	4.75%, 11/10/2045(6)(7)	822,214
1,000,000	4.86%, 04/10/2047(6)(7)	660,839
	JP Morgan Chase Commercial Mortgage Securities Trust
500,000	2.73%, 10/15/2045(6)(7)	221,585
850,000	5.41%, 08/15/2046(6)(7)	835,652
960,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(6)	688,315
1,085,599	WF-RBS Commercial Mortgage Trust 3.02%, 11/15/2047(6)	626,053

		30,122,481

	Whole Loan Collateral CMO - 0.3%
	Alternative Loan Trust
2,651,194	1 mo. USD LIBOR + 0.270%, 1.83%, 01/25/2036(4)	2,515,044
168,524	1 mo. USD LIBOR + 0.320%, 1.88%, 11/25/2035(4)	151,762
1,591,771	1 mo. USD LIBOR + 0.450%, 2.01%, 04/25/2035(4)	1,436,904
4,880,764	12 mo. USD MTA + 1.350%, 2.48%, 08/25/2035(4)	4,288,053
743,314	5.75%, 05/25/2036	593,150
169,744	6.00%, 05/25/2036	141,785
813,935	6.00%, 12/25/2036	578,890
708,433	Banc of America Funding Trust 5.77%, 05/25/2037(7)	710,269
632,001	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 3.52%, 10/25/2035(4)	643,682
	Bear Stearns Alt-A Trust
1,366,320	1 mo. USD LIBOR + 0.320%, 1.88%, 08/25/2036(4)	1,392,960
1,085,845	1 mo. USD LIBOR + 0.480%, 2.04%, 02/25/2036(4)	1,029,470
1,523,487	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 1.74%, 10/25/2036(4)	1,496,612
515,952	Chase Mortgage Finance Trust 5.50%, 11/25/2035	491,663
	CHL Mortgage Pass-Through Trust
1,424,190	1 mo. USD LIBOR + 0.680%, 2.24%, 03/25/2035(4)	1,313,794
2,571,189	3.28%, 11/20/2035(7)	2,337,987
559,351	3.44%, 03/20/2036(7)	513,364
409,740	3.48%, 09/25/2047(7)	382,687
346,633	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	340,572
	Fannie Mae Connecticut Avenue Securities
1,171,348	1 mo. USD LIBOR + 4.900%, 6.46%, 11/25/2024(4)	1,341,935
527,000	1 mo. USD LIBOR + 6.000%, 7.56%, 09/25/2028(4)	624,142
1,970,945	GreenPoint Mortgage Funding Trust 12 mo. USD MTA + 1.400%, 2.53%, 10/25/2045(4)	1,683,964

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,390,920	GSR Mortgage Loan Trust 3.68%, 01/25/2036(7)	$1,373,482
3,432,139	HarborView Mortgage Loan Trust 1 mo. USD LIBOR + 1.000%, 2.56%, 10/25/2037(4)	2,726,982
2,831,592	IndyMac IMSC Mortgage Loan Trust 1 mo. USD LIBOR + 0.150%, 1.71%, 03/25/2047(4)	2,269,603
	JP Morgan Mortgage Trust
193,031	3.65%, 04/25/2037(7)	187,440
2,446,497	3.72%, 05/25/2036(7)	2,420,609
631,425	Residential Funding Mortgage Securities, Inc. 6.00%, 07/25/2037	599,593
1,924,362	Structured Asset Mortgage Investments Trust 1 mo. USD LIBOR + 0.230%, 1.79%, 02/25/2036(4)	1,739,833
664,218	Structured Asset Securities Corp. 5.75%, 06/25/2035	642,908
	Wells Fargo Mortgage Backed Securities Trust
480,536	3.53%, 09/25/2036(7)	476,644
3,483,112	3.57%, 04/25/2036(7)	3,522,117

		39,967,900

	Whole Loan Collateral PAC - 0.0%
440,161	Alternative Loan Trust 1 mo. USD LIBOR + 0.500%, 2.06%, 12/25/2035(4)	321,552

	Total Asset & Commercial Mortgage Backed Securities (cost $76,333,136)	$78,375,015

Corporate Bonds - 45.2%
	Aerospace/Defense - 0.5%
4,085,000	BAE Systems Holdings, Inc. 3.80%, 10/07/2024(6)	4,175,638
4,220,000	BAE Systems plc 4.75%, 10/11/2021(6)	4,457,948
	DAE Funding LLC
670,000	4.50%, 08/01/2022(6)	666,650
1,365,000	5.00%, 08/01/2024(6)	1,354,763
1,065,000	Embraer S.A. 5.15%, 06/15/2022	1,124,906
	Lockheed Martin Corp.
16,120,000	3.55%, 01/15/2026	16,447,585
5,800,000	3.60%, 03/01/2035	5,767,361
9,588,000	4.09%, 09/15/2052	9,742,641
1,025,000	4.50%, 05/15/2036	1,126,603
2,435,000	Raytheon Co. 4.70%, 12/15/2041	2,819,084
	United Technologies Corp.
13,900,000	2.80%, 05/04/2024	13,590,816
3,465,000	4.05%, 05/04/2047	3,545,398
1,925,000	4.50%, 06/01/2042	2,087,445
1,270,000	6.13%, 07/15/2038	1,652,591
		68,559,429
	Agriculture - 0.8%
	Altria Group, Inc.
9,575,000	2.85%, 08/09/2022	9,523,982
445,000	3.88%, 09/16/2046	432,527
1,560,000	4.25%, 08/09/2042	1,603,605
1,640,000	5.38%, 01/31/2044	1,962,157
	BAT Capital Corp.
8,900,000	2.30%, 08/14/2020(6)	8,793,988
8,900,000	3.22%, 08/15/2024(6)	8,763,373
13,225,000	4.39%, 08/15/2037(6)	13,593,810
	Imperial Brands Finance plc
5,525,000	2.05%, 02/11/2018(6)	5,524,595
2,350,000	2.95%, 07/21/2020(6)	2,357,301
9,400,000	3.50%, 02/11/2023(6)	9,465,870
6,090,000	3.75%, 07/21/2022(6)	6,226,251

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Philip Morris International, Inc.
$ 12,410,000	3.13%, 03/02/2028	$12,007,743
1,230,000	4.13%, 03/04/2043	1,236,357
4,575,000	4.25%, 11/10/2044	4,728,312
4,680,000	4.50%, 03/20/2042	4,990,987
	Reynolds American, Inc.
8,500,000	5.85%, 08/15/2045	10,354,477
1,535,000	6.15%, 09/15/2043	1,918,794

		103,484,129

	Airlines - 0.1%
3,315	Continental Airlines, Inc. 6.90%, 10/19/2023	3,489
8,835,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	8,903,436

		8,906,925

	Apparel - 0.1%
	NIKE, Inc.
5,000,000	3.38%, 11/01/2046	4,686,961
1,940,000	3.63%, 05/01/2043	1,898,219

		6,585,180

	Auto Manufacturers - 0.5%
	Ford Motor Co.
5,110,000	4.75%, 01/15/2043	5,032,782
8,730,000	5.29%, 12/08/2046	9,147,230
2,830,000	Ford Motor Credit Co. LLC 3.81%, 01/09/2024	2,846,179
	General Motors Co.
5,015,000	5.15%, 04/01/2038	5,253,081
6,040,000	5.20%, 04/01/2045	6,293,146
4,850,000	6.25%, 10/02/2043	5,725,406
	General Motors Financial Co., Inc.
5,620,000	4.00%, 10/06/2026	5,593,439
18,220,000	4.35%, 01/17/2027	18,535,802
7,515,000	Nissan Motor Acceptance Corp. 2.15%, 09/28/2020(6)	7,411,303

		65,838,368

	Auto Parts & Equipment - 0.1%
9,615,000	Lear Corp. 3.80%, 09/15/2027	9,535,380

	Beverages - 1.3%
	Anheuser-Busch InBev Finance, Inc.
16,550,000	3.30%, 02/01/2023	16,680,213
19,605,000	3.65%, 02/01/2026	19,840,971
9,105,000	4.70%, 02/01/2036	10,048,536
9,770,000	4.90%, 02/01/2046	11,040,190
4,960,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	4,750,544
237,000	Central American Bottling Corp. 5.75%, 01/31/2027(6)	248,495
	Constellation Brands, Inc.
50,850,000	2.00%, 11/07/2019	50,352,854
2,165,000	2.70%, 05/09/2022	2,126,933
3,680,000	3.20%, 02/15/2023(8)	3,675,733
12,280,000	3.60%, 02/15/2028(8)	12,181,088
8,225,000	4.10%, 02/15/2048(8)	8,120,058
15,480,000	Heineken N.V. 3.50%, 01/29/2028(6)	15,450,626
605,000	Molson Coors Brewing Co. 5.00%, 05/01/2042	672,865
	PepsiCo, Inc.
15,205,000	2.00%, 04/15/2021	14,936,475
1,060,000	3.45%, 10/06/2046	1,003,534

		171,129,115

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Biotechnology - 0.3%
	Amgen, Inc.
$ 5,035,000	3.63%, 05/22/2024	$5,152,664
7,500,000	4.56%, 06/15/2048	8,073,089
	Celgene Corp.
7,800,000	4.35%, 11/15/2047	7,872,862
3,365,000	4.63%, 05/15/2044	3,540,753
	Gilead Sciences, Inc.
5,055,000	4.15%, 03/01/2047	5,207,451
1,375,000	4.60%, 09/01/2035	1,516,609
645,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(6)(9)	651,450

		32,014,878

	Chemicals - 0.4%
5,250,000	Air Liquide Finance S.A. 1.75%, 09/27/2021(6)	5,060,716
	Chemours Co.
3,345,000	6.63%, 05/15/2023	3,524,794
2,260,000	7.00%, 05/15/2025	2,469,050
	Methanex Corp.
3,855,000	3.25%, 12/15/2019	3,849,373
10,540,000	4.25%, 12/01/2024	10,600,297
2,220,000	5.65%, 12/01/2044	2,290,087
2,900,000	Monsanto Co. 4.20%, 07/15/2034	2,989,972
	OCP S.A.
4,115,000	4.50%, 10/22/2025(10)	4,146,521
1,395,000	5.63%, 04/25/2024(10)	1,496,137
514,000	6.88%, 04/25/2044(10)	601,483
1,955,000	Olin Corp. 5.00%, 02/01/2030	1,957,444
	Sherwin-Williams Co.
6,500,000	2.75%, 06/01/2022	6,389,736
3,790,000	3.13%, 06/01/2024	3,728,528
950,000	4.55%, 08/01/2045	999,263

		50,103,401

	Coal - 0.1%
2,770,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	3,047,277
4,380,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(6)	3,821,550
3,090,000	Peabody Energy Corp. 6.38%, 03/31/2025(6)	3,244,500
2,905,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(6)	3,057,512

		13,170,839

	Commercial Banks - 12.0%
	Banco Bilbao Vizcaya Argentaria S.A.
3,200,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(4)(11)	3,329,600
EUR 400,000	5 year EUR Swap + 6.604%, 6.75%, 02/18/2020(4)(10)(11)	539,830
1,600,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(4)(10)(11)	2,383,775
3,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(4)(10)(11)	4,833,134
$ 845,000	Banco do Brasil S.A. 4.63%, 01/15/2025(6)	835,451
7,000,000	Banco Santander S.A. 3.80%, 02/23/2028	6,954,221
	Bank of America Corp.
23,260,000	2.50%, 10/21/2022	22,738,509
5,810,000	2.63%, 04/19/2021	5,778,840
9,905,000	3 mo. USD LIBOR + 1.000%, 2.74%, 04/24/2023(4)	10,114,788
13,165,000	3 mo. USD LIBOR + 0.930%, 2.82%, 07/21/2023(4)	12,996,516
3,988,000	3.00%, 12/20/2023(6)(7)	3,947,329

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 15,270,000	3 mo. USD LIBOR + 1.090%, 3.09%, 10/01/2025(4)	$14,985,623
7,500,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(4)	7,515,566
15,020,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(4)	14,987,969
1,584,000	3.42%, 12/20/2028(4)(6)(7)	1,557,220
9,280,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(4)	9,372,548
5,450,000	3 mo. USD LIBOR + 1.575%, 3.82%, 01/20/2028(4)	5,554,559
12,380,000	4.00%, 01/22/2025	12,665,255
4,260,000	4.10%, 07/24/2023	4,461,580
2,410,000	4.18%, 11/25/2027	2,469,177
2,450,000	4.20%, 08/26/2024	2,541,333
14,000,000	3 mo. USD LIBOR + 1.814%, 4.24%, 04/24/2038(4)	14,866,340
4,000,000	3 mo. USD LIBOR + 1.990%, 4.44%, 01/20/2048(4)	4,361,410
1,760,000	5.00%, 01/21/2044	2,069,754
9,525,000	7.75%, 05/14/2038	14,082,683
	Bank of New York Mellon Corp.
15,645,000	2.20%, 08/16/2023	14,975,256
12,525,000	3 mo. USD LIBOR + 0.634%, 2.66%, 05/16/2023(4)	12,364,431
8,855,000	3 mo. USD LIBOR + 1.050%, 2.82%, 10/30/2023(4)	9,096,674
9,775,000	Barclays Bank plc 2.65%, 01/11/2021	9,707,678
	Barclays plc
535,000	3.65%, 03/16/2025	527,463
2,455,000	3.68%, 01/10/2023	2,473,965
2,025,000	5 year USD Swap + 6.772%, 7.88%, 03/15/2022(4)(10)(11)	2,213,617
EUR 375,000	5 year EUR Swap + 6.750%, 8.00%, 12/15/2020(4)(11)	538,328
$ 1,090,000	5 year USD Swap + 6.705%, 8.25%, 12/15/2018(4)(11)	1,135,006
925,000	BBVA Bancomer S.A. 5.13%, 01/18/2033(6)(7)	914,964
	BNP Paribas S.A.
8,145,000	2.95%, 05/23/2022(6)	8,098,843
16,380,000	3.38%, 01/09/2025(6)	16,192,451
10,260,000	3.80%, 01/10/2024(6)	10,443,649
940,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(4)(6)(11)	927,075
1,555,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(4)(6)(11)	1,696,894
	BPCE S.A.
20,880,000	2.75%, 01/11/2023(6)	20,519,248
5,905,000	3.00%, 05/22/2022(6)	5,844,621
	Capital One Financial Corp.
5,385,000	3.05%, 03/09/2022	5,355,629
20,235,000	3.75%, 07/28/2026	19,709,021
10,305,000	Capital One NA 2.35%, 01/31/2020	10,219,868
	Citigroup, Inc.
9,875,000	2.40%, 02/18/2020	9,828,315
18,765,000	2.45%, 01/10/2020	18,706,994
14,050,000	3 mo. USD LIBOR + 1.100%, 2.52%, 05/17/2024(4)	14,379,613
10,150,000	2.65%, 10/26/2020	10,123,096
5,130,000	2.70%, 03/30/2021	5,097,790
5,290,000	2.90%, 12/08/2021	5,271,726
11,750,000	3.14%, 01/24/2023(7)	11,752,289
8,945,000	3.20%, 10/21/2026	8,725,609
13,815,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(4)	13,665,020
10,375,000	3 mo. USD LIBOR + 1.390%, 3.67%, 07/24/2028(4)	10,392,910
7,245,000	3 mo. USD LIBOR + 1.563%, 3.89%, 01/10/2028(4)	7,397,900
5,780,000	4.13%, 07/25/2028	5,872,015
7,450,000	4.30%, 11/20/2026	7,673,426
8,145,000	4.45%, 09/29/2027	8,493,790
3,090,000	4.60%, 03/09/2026	3,256,670
4,894,000	4.65%, 07/30/2045	5,478,052
4,795,000	5.50%, 09/13/2025	5,325,531
6,375,000	Cooperatieve Rabobank UA 3.75%, 07/21/2026	6,312,092
	Credit Agricole S.A.
20,125,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(6)(7)	19,888,475
890,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(4)(6)(11)	1,010,730

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,030,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(4)(6)(11)	$1,233,132
3,685,000	Credit Suisse AG 5.40%, 01/14/2020	3,866,559
	Credit Suisse Group AG
9,580,000	3 mo. USD LIBOR + 1.200%, 3.00%, 12/14/2023(4)(6)	9,372,319
1,770,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(4)(6)	1,759,055
14,435,000	4.28%, 01/09/2028(6)	14,833,210
2,775,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(4)(10)(11)	2,993,531
	Credit Suisse Group Funding Guernsey Ltd.
6,120,000	3.13%, 12/10/2020	6,152,459
10,410,000	3.80%, 09/15/2022	10,618,176
	Deutsche Bank AG
16,180,000	2.70%, 07/13/2020	16,040,870
6,425,000	3.15%, 01/22/2021	6,414,676
14,050,000	3.30%, 11/16/2022	13,881,130
	Discover Bank
7,220,000	3.35%, 02/06/2023	7,219,350
6,520,000	4.20%, 08/08/2023	6,754,638
2,780,000	Fifth Third Bancorp 4.30%, 01/16/2024	2,904,623
3,200,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(6)	3,344,000
	Goldman Sachs Group, Inc.
8,175,000	2.30%, 12/13/2019	8,126,166
18,720,000	2.35%, 11/15/2021	18,263,046
3,940,000	2.60%, 04/23/2020	3,929,656
14,755,000	2.60%, 12/27/2020	14,680,464
6,190,000	2.75%, 09/15/2020	6,184,465
9,635,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(4)	9,509,961
14,370,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(4)	14,092,664
6,425,000	3 mo. USD LIBOR + 1.600%, 3.08%, 11/29/2023(4)	6,723,589
18,660,000	3 mo. USD LIBOR + 1.201%, 3.27%, 09/29/2025(4)	18,284,498
6,345,000	3.50%, 01/23/2025	6,335,907
9,820,000	3.50%, 11/16/2026	9,679,488
8,605,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(4)	8,559,762
6,800,000	3.85%, 01/26/2027	6,868,424
3,315,000	4.00%, 03/03/2024	3,420,417
13,145,000	4.02%, 10/31/2038(7)	13,238,320
5,525,000	4.75%, 10/21/2045	6,203,741
2,625,000	4.80%, 07/08/2044	2,957,696
1,835,000	5.15%, 05/22/2045	2,093,171
4,200,000	5.38%, 03/15/2020	4,427,483
7,545,000	6.75%, 10/01/2037	9,953,252
	HSBC Holdings plc
5,300,000	2.65%, 01/05/2022	5,219,998
11,530,000	3 mo. USD LIBOR + 0.923%, 3.03%, 11/22/2023(4)	11,424,345
6,035,000	3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(4)	6,049,851
15,055,000	3.60%, 05/25/2023	15,304,342
7,655,000	4.25%, 03/14/2024	7,883,135
6,360,000	4.25%, 08/18/2025	6,509,620
4,755,000	4.30%, 03/08/2026	4,982,597
5,770,000	4.38%, 11/23/2026	5,941,914
3,665,000	5.10%, 04/05/2021	3,909,370
1,000,000	6.50%, 09/15/2037	1,285,980
4,440,000	6.80%, 06/01/2038	5,915,078
	Intesa Sanpaolo S.p.A.
13,270,000	3.13%, 07/14/2022(6)	13,080,161
6,155,000	3.38%, 01/12/2023(6)	6,099,134
8,135,000	3.88%, 01/12/2028(6)	7,941,715
780,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(4)(6)(11)	867,750
	JP Morgan Chase & Co.
4,640,000	2.70%, 05/18/2023	4,549,957
8,000,000	3 mo. USD LIBOR + 1.230%, 2.97%, 10/24/2023(4)	8,251,722
22,475,000	2.97%, 01/15/2023	22,435,185
33,440,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(4)	33,129,609
2,270,000	3.25%, 09/23/2022	2,292,048

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 19,950,000	3.30%, 04/01/2026	$19,706,921
19,730,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(4)	19,629,574
6,155,000	3 mo. USD LIBOR + 1.337%, 3.78%, 02/01/2028(4)	6,267,023
15,290,000	3 mo. USD LIBOR + 1.360%, 3.88%, 07/24/2038(4)	15,427,614
3,500,000	3.96%, 11/15/2048(7)	3,536,278
5,275,000	4.25%, 10/01/2027	5,498,508
14,055,000	3 mo. USD LIBOR + 1.580%, 4.26%, 02/22/2048(4)	14,848,161
1,970,000	5.63%, 08/16/2043	2,404,977
	JPM organ Chase Bank NA
17,645,000	2.60%, 02/01/2021(7)	17,662,925
	KeyCorp
5,000,000	2.30%, 12/13/2018	5,005,017
8,680,000	2.90%, 09/15/2020	8,709,432
	Morgan Stanley
3,490,000	3 mo. USD LIBOR + 0.800%, 2.21%, 02/14/2020(4)	3,507,799
4,670,000	2.50%, 01/24/2019	4,682,407
10,505,000	2.50%, 04/21/2021	10,373,268
13,795,000	2.63%, 11/17/2021	13,597,358
8,000,000	2.65%, 01/27/2020	7,998,474
19,430,000	2.75%, 05/19/2022	19,138,323
3,200,000	3.13%, 01/23/2023	3,186,138
8,790,000	3.13%, 07/27/2026	8,495,888
7,125,000	3 mo. USD LIBOR + 1.400%, 3.14%, 10/24/2023(4)	7,374,375
22,110,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(4)	21,871,325
8,040,000	3.63%, 01/20/2027	8,056,957
9,230,000	3.70%, 10/23/2024	9,375,757
6,320,000	3.95%, 04/23/2027	6,363,460
9,690,000	4.00%, 07/23/2025	10,001,168
2,300,000	4.35%, 09/08/2026	2,379,216
15,480,000	4.38%, 01/22/2047	16,589,444
	PNC Bank NA
7,465,000	2.70%, 11/01/2022	7,318,787
14,670,000	3.10%, 10/25/2027	14,293,018
4,310,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	4,445,328
	Royal Bank of Scotland Group plc
2,200,000	3 mo. USD LIBOR + 2.320%, 4.01%, 09/30/2027(4)(11)	2,229,040
645,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(4)(11)	719,981
	Santander Holdings USA, Inc.
4,900,000	2.65%, 04/17/2020	4,884,346
4,905,000	2.70%, 05/24/2019	4,902,427
6,970,000	3.40%, 01/18/2023(6)	6,881,447
14,615,000	3.70%, 03/28/2022(6)	14,761,999
8,700,000	Santander UK Group Holdings plc 3.57%, 01/10/2023	8,727,621
1,055,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(4)(10)(11)	1,098,171
1,445,000	State Street Corp. 3.10%, 05/15/2023	1,440,567
11,800,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	11,647,823
710,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(6)	706,504
11,470,000	UBS AG 2.45%, 12/01/2020(6)	11,372,379
26,500,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(6)	25,931,936
1,980,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(4)(10)(11)	2,199,598
1,800,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(10)	1,945,980
2,850,000	Wachovia Corp. 5.50%, 08/01/2035	3,355,355
	Wells Fargo & Co.
17,500,000	2.10%, 07/26/2021	17,081,391

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 14,455,000	2.63%, 07/22/2022	$14,200,669
5,855,000	3.00%, 04/22/2026	5,676,524
12,285,000	3.00%, 10/23/2026	11,883,182
7,100,000	3 mo. USD LIBOR + 1.230%, 3.00%, 10/31/2023(4)	7,319,187
11,735,000	3.07%, 01/24/2023	11,741,911
9,965,000	3.45%, 02/13/2023	10,047,907
14,360,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(4)	14,393,773
4,080,000	4.13%, 08/15/2023	4,246,768
5,000,000	4.40%, 06/14/2046	5,234,002
3,690,000	4.65%, 11/04/2044	3,988,709
9,105,000	4.75%, 12/07/2046	10,110,001
2,986,000	4.90%, 11/17/2045	3,360,202
1,475,000	5.38%, 11/02/2043	1,750,419
7,023,000	5.61%, 01/15/2044	8,541,364
	Wells Fargo Bank NA
5,480,000	2.15%, 12/06/2019	5,456,269
18,500,000	2.60%, 01/15/2021	18,438,087

		1,525,563,602

	Commercial Services - 0.5%
835,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(6)	914,325
	APX Group, Inc.
2,135,000	7.63%, 09/01/2023	2,295,125
3,595,000	7.88%, 12/01/2022	3,855,637
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
3,405,000	5.25%, 03/15/2025(6)	3,345,412
2,195,000	5.50%, 04/01/2023	2,211,463
4,545,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(6)	4,726,800
3,735,000	ERAC USA Finance LLC 5.63%, 03/15/2042(6)	4,341,757
4,190,000	GW Honos Security Corp. 8.75%, 05/15/2025(6)	4,546,150
	Herc Rentals, Inc.
1,336,000	7.50%, 06/01/2022(6)	1,434,530
2,565,000	7.75%, 06/01/2024(6)	2,811,881
	Hertz Corp.
590,000	5.50%, 10/15/2024(6)	528,434
1,049,000	5.88%, 10/15/2020	1,049,000
1,128,000	6.25%, 10/15/2022	1,082,880
	Moody’s Corp.
16,195,000	2.63%, 01/15/2023(6)	15,788,948
6,230,000	2.75%, 12/15/2021	6,186,866
775,000	Service Corp. International 4.63%, 12/15/2027	768,219
	United Rentals North America, Inc.
855,000	4.63%, 10/15/2025	867,825
1,675,000	5.88%, 09/15/2026	1,794,344

		58,549,596

	Construction Materials - 0.1%
2,070,000	CEMEX Finance LLC 6.00%, 04/01/2024(6)	2,174,535
	Cemex S.A.B. de C.V.
2,115,000	5.70%, 01/11/2025(6)	2,228,047
460,000	6.13%, 05/05/2025(6)	490,475
800,000	7.75%, 04/16/2026(6)	906,000
	Jeld-Wen, Inc.
175,000	4.63%, 12/15/2025(6)	175,000
275,000	4.88%, 12/15/2027(6)	275,344
2,200,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	2,282,500
3,755,000	Standard Industries, Inc. 5.38%, 11/15/2024(6)	3,886,425

		12,418,326

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Diversified Financial Services - 1.6%
	AIG Global Funding
$ 9,020,000	2.15%, 07/02/2020(6)	$8,890,305
9,535,000	2.70%, 12/15/2021(6)	9,427,582
	American Express Co.
6,705,000	2.50%, 08/01/2022	6,554,503
5,127,000	2.65%, 12/02/2022	5,042,371
15,895,000	3.00%, 10/30/2024	15,601,889
	American Express Credit Corp.
4,125,000	2.20%, 03/03/2020	4,094,231
8,010,000	2.70%, 03/03/2022	7,947,423
6,700,000	BlackRock, Inc. 3.20%, 03/15/2027	6,657,252
3,235,000	Capital One Bank USA NA 2.30%, 06/05/2019	3,223,470
3,560,000	Cboe Global Markets, Inc. 3.65%, 01/12/2027	3,598,372
1,115,000	FBM Finance, Inc. 8.25%, 08/15/2021(6)	1,184,688
1,170,000	Fly Leasing Ltd. 5.25%, 10/15/2024	1,175,850
2,230,000	FMR LLC 4.95%, 02/01/2033(6)	2,474,824
23,994,000	GE Capital International Funding Co. 4.42%, 11/15/2035	24,676,789
2,565,000	goeasy Ltd. 7.88%, 11/01/2022(6)	2,738,137
399,000	MassMutual Global Funding II 2.10%, 08/02/2018(6)	399,416
	Nasdaq, Inc.
12,925,000	3.85%, 06/30/2026	12,994,545
10,455,000	4.25%, 06/01/2024	10,851,498
6,625,000	National Rural Utilities Cooperative Finance Corp. 3.25%, 11/01/2025	6,644,894
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,765,000	6.50%, 08/01/2018	1,767,206
3,660,000	6.50%, 07/01/2021	3,702,657
	Navient Corp.
1,732,000	5.50%, 01/25/2023	1,738,495
365,000	5.63%, 08/01/2033	333,063
3,111,000	5.88%, 10/25/2024	3,123,537
4,125,000	6.13%, 03/25/2024	4,207,500
1,816,000	6.50%, 06/15/2022	1,918,150
1,422,000	7.25%, 09/25/2023	1,532,205
	Springleaf Finance Corp.
830,000	5.25%, 12/15/2019	854,900
1,480,000	6.13%, 05/15/2022	1,528,544
1,610,000	7.75%, 10/01/2021	1,777,038
2,815,000	8.25%, 12/15/2020	3,103,537
	Synchrony Financial
6,230,000	3.70%, 08/04/2026	6,059,513
10,095,000	3.95%, 12/01/2027	9,917,494
5,825,000	4.50%, 07/23/2025	6,008,396
2,990,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(6)	3,049,800
2,890,000	Vantiv LLC / Vanity Issuer Corp. 4.38%, 11/15/2025(6)	2,868,325
	Visa, Inc.
4,760,000	2.75%, 09/15/2027	4,584,683
3,905,000	3.15%, 12/14/2025	3,897,175
2,000,000	4.15%, 12/14/2035	2,165,212
3,635,000	4.30%, 12/14/2045	4,028,132

		202,343,601

	Electric - 3.0%
	Abu Dhabi National Energy Co. PJSC

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 785,000	3.63%, 01/12/2023(10)	$789,230
700,000	4.38%, 06/22/2026(10)	718,620
527,000	5.88%, 12/13/2021(10)	575,785
4,430,000	AEP Texas, Inc. 3.80%, 10/01/2047	4,456,229
2,565,000	AEP Transmission Co. LLC 3.10%, 12/01/2026	2,516,187
4,100,000	AES Corp. 5.13%, 09/01/2027	4,293,479
13,090,000	Alabama Power Co. 2.45%, 03/30/2022	12,884,085
15,000,000	American Electric Power Co., Inc. 2.15%, 11/13/2020	14,817,433
5,210,000	Baltimore Gas & Electric Co. 3.50%, 11/15/2021	5,337,527
	Berkshire Hathaway Energy Co.
15,710,000	3.25%, 04/15/2028(6)	15,461,802
500,000	5.95%, 05/15/2037	643,887
6,740,000	CenterPoint Energy, Inc. 2.50%, 09/01/2022	6,571,038
	Centrais Electricas Brasileiras S.A.
1,155,000	5.75%, 10/27/2021(10)	1,191,094
150,000	6.88%, 07/30/2019(10)	156,750
4,840,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	4,760,090
	Commonwealth Edison Co.
605,000	3.65%, 06/15/2046	598,002
620,000	4.35%, 11/15/2045	681,363
	Consolidated Edison Co. of New York, Inc.
1,400,000	4.20%, 03/15/2042	1,489,434
3,930,000	4.30%, 12/01/2056	4,190,301
1,195,000	4.50%, 12/01/2045	1,339,754
7,135,000	4.63%, 12/01/2054	8,010,353
	Dominion Energy, Inc.
10,400,000	2.50%, 12/01/2019	10,363,152
3,140,000	2.85%, 08/15/2026	2,979,306
11,710,000	3.90%, 10/01/2025	12,013,696
3,545,000	4.70%, 12/01/2044	3,918,172
3,390,000	7.00%, 06/15/2038	4,603,180
4,150,000	DTE Energy Co. 3.80%, 03/15/2027	4,228,955
	Duke Energy Carolinas LLC
3,225,000	2.50%, 03/15/2023	3,160,932
9,845,000	2.95%, 12/01/2026	9,601,159
3,270,000	3.75%, 06/01/2045	3,282,764
3,305,000	3.88%, 03/15/2046	3,386,944
3,000,000	5.30%, 02/15/2040	3,698,174
	Duke Energy Corp.
2,935,000	3.75%, 04/15/2024	3,011,265
705,000	3.75%, 09/01/2046	674,063
3,000,000	3.95%, 10/15/2023	3,112,308
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,164,193
1,940,000	4.15%, 12/01/2044	2,066,987
6,845,000	4.20%, 08/15/2045	7,362,955
2,730,000	4.38%, 03/30/2044	3,007,364
895,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	942,592
26,350,000	Enel Finance International N.V. 3.50%, 04/06/2028(6)	25,371,352
3,935,000	Entergy Corp. 2.95%, 09/01/2026	3,738,096
2,775,000	Eversource Energy 2.80%, 05/01/2023	2,726,298
	Exelon Corp.
1,190,000	2.45%, 04/15/2021	1,172,371

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,105,000	3.40%, 04/15/2026	$2,079,466
9,580,000	FirstEnergy Corp. 7.38%, 11/15/2031	12,883,743
	FirstEnergy Transmission LLC
3,000,000	4.35%, 01/15/2025(6)	3,133,354
2,630,000	5.45%, 07/15/2044(6)	3,122,343
	Fortis, Inc.
4,960,000	2.10%, 10/04/2021	4,802,582
7,060,000	3.06%, 10/04/2026	6,677,164
	Georgia Power Co.
4,570,000	2.40%, 04/01/2021	4,513,560
5,415,000	3.25%, 03/30/2027	5,340,243
2,725,000	4.30%, 03/15/2042	2,880,273
	Infraestructura Energetica Nova S.A.B. de C.V.
4,150,000	3.75%, 01/14/2028(6)	4,036,290
5,460,000	4.88%, 01/14/2048(6)	5,227,950
7,155,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	7,102,254
	ITC Holdings Corp.
7,280,000	2.70%, 11/15/2022(6)	7,183,481
6,355,000	3.25%, 06/30/2026	6,199,193
	MidAmerican Energy Co.
4,910,000	3.50%, 10/15/2024	5,066,901
2,598,000	4.40%, 10/15/2044	2,887,739
3,450,000	NiSource, Inc. 4.80%, 02/15/2044	3,843,989
	Oncor Electric Delivery Co. LLC
5,666,000	2.95%, 04/01/2025	5,551,288
3,915,000	4.10%, 06/01/2022	4,079,244
115,000	4.55%, 12/01/2041	128,335
591,000	5.25%, 09/30/2040	716,420
	Pacific Gas & Electric Co.
7,530,000	2.95%, 03/01/2026	7,164,144
6,000,000	3.50%, 06/15/2025	5,951,937
2,525,000	4.30%, 03/15/2045	2,565,778
2,400,000	6.05%, 03/01/2034	2,952,430
3,500,000	PacifiCorp 4.10%, 02/01/2042	3,715,942
4,960,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(6)	4,791,427
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,873,579
1,750,000	Progress Energy, Inc. 7.00%, 10/30/2031	2,282,765
1,930,000	Public Service Co. of Colorado 3.60%, 09/15/2042	1,897,559
4,770,000	San Diego Gas & Electric Co. 3.60%, 09/01/2023	4,915,988
5,000,000	SCANA Corp. 4.13%, 02/01/2022	5,109,521
9,647,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	9,153,144
	South Carolina Electric & Gas Co.
5,745,000	4.10%, 06/15/2046	5,757,964
1,930,000	5.30%, 05/15/2033	2,157,973
1,010,000	Southern California Edison Co. 6.05%, 03/15/2039	1,328,625
	Southern Co.
4,055,000	2.95%, 07/01/2023	4,005,269
5,005,000	4.40%, 07/01/2046	5,184,946
200,000	State Grid Overseas Investment 2016 Ltd. 2.75%, 05/04/2022(10)	195,870
1,750,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(3)(12)	—

		377,529,394

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Electrical Components & Equipment - 0.0%
$ 1,650,000	General Cable Corp. 5.75%, 10/01/2022	$1,701,563

	Electronics - 0.1%
7,690,000	Fortive Corp. 2.35%, 06/15/2021	7,575,943

	Engineering & Construction - 0.2%
7,705,000	Mexico City Airport Trust 3.88%, 04/30/2028(6)	7,473,003
11,750,000	SBA Tower Trust 3.17%, 04/09/2047(6)	11,631,890

		19,104,893

	Entertainment - 0.2%
2,775,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(6)	2,754,493
2,525,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	2,635,469
3,060,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(6)	3,335,400
3,855,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(6)	3,997,249
3,015,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	3,226,050
910,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(6)	903,175
	Scientific Games International, Inc.
1,545,000	5.00%, 10/15/2025(6)	1,546,931
2,000,000	6.63%, 05/15/2021	2,070,000
1,360,000	10.00%, 12/01/2022	1,490,900

		21,959,667

	Environmental Control - 0.2%
	Clean Harbors, Inc.
1,975,000	5.13%, 06/01/2021	1,994,928
119,000	5.25%, 08/01/2020	120,041
	Republic Services, Inc.
11,250,000	3.38%, 11/15/2027	11,090,874
6,550,000	3.55%, 06/01/2022	6,665,353
730,000	Tervita Escrow Corp. 7.63%, 12/01/2021(6)	730,912
1,170,000	Waste Pro USA, Inc. 5.50%, 02/15/2026(6)	1,190,475

		21,792,583

	Food - 0.6%
6,705,000	Danone S.A. 2.59%, 11/02/2023(6)	6,481,126
14,390,000	JM Smucker Co. 3.38%, 12/15/2027	14,120,738
	Kraft Heinz Foods Co.
5,415,000	3.00%, 06/01/2026	5,088,888
9,060,000	3.50%, 07/15/2022	9,152,198
4,115,000	3.95%, 07/15/2025	4,166,216
8,460,000	4.38%, 06/01/2046	8,270,812
1,870,000	5.00%, 07/15/2035	2,029,286
265,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	266,908
11,000,000	Mondelez International Holdings Netherlands B.V. 1.63%, 10/28/2019(6)	10,834,295
	Post Holdings, Inc.
3,910,000	5.00%, 08/15/2026(6)	3,817,137
3,280,000	5.63%, 01/15/2028(6)	3,265,650
1,820,000	5.75%, 03/01/2027(6)	1,821,729
	Sysco Corp.
3,140,000	3.30%, 07/15/2026	3,108,826

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 960,000	4.50%, 04/01/2046	$1,018,857
	TreeHouse Foods, Inc.
3,520,000	4.88%, 03/15/2022	3,572,800
605,000	6.00%, 02/15/2024(6)	627,687

		77,643,153

	Forest Products & Paper - 0.1%
	International Paper Co.
6,035,000	3.65%, 06/15/2024	6,143,675
7,261,000	4.40%, 08/15/2047	7,542,856
1,869,000	5.00%, 09/15/2035	2,095,170
745,000	7.30%, 11/15/2039	1,028,108
		16,809,809
	Gas - 0.3%
2,515,000	Boston Gas Co. 3.15%, 08/01/2027(6)	2,454,631
5,805,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	6,043,371
20,000,000	NiSource, Inc. 2.65%, 11/17/2022	19,597,542
	Sempra Energy
8,750,000	2.40%, 02/01/2020	8,720,405
2,940,000	2.85%, 11/15/2020	2,950,477

		39,766,426

	Healthcare-Products - 0.9%
	Abbott Laboratories
32,680,000	2.35%, 11/22/2019	32,588,806
6,550,000	4.75%, 11/30/2036	7,279,887
	Becton Dickinson and Co.
23,920,000	2.89%, 06/06/2022	23,516,004
18,325,000	3.36%, 06/06/2024	18,054,728
7,000,000	Boston Scientific Corp. 3.38%, 05/15/2022	7,029,684
8,023,000	Medtronic, Inc. 4.38%, 03/15/2035	8,796,883
5,750,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(6)	5,994,375
4,690,000	Stryker Corp. 4.63%, 03/15/2046	5,180,332
	Thermo Fisher Scientific, Inc.
4,485,000	2.95%, 09/19/2026	4,279,497
4,055,000	3.00%, 04/15/2023	4,035,982

		116,756,178

	Healthcare-Services - 1.1%
10,555,000	Aetna, Inc. 2.80%, 06/15/2023	10,290,515
	Anthem, Inc.
4,760,000	3.13%, 05/15/2022	4,763,832
3,100,000	3.30%, 01/15/2023	3,111,611
3,175,000	3.50%, 08/15/2024	3,204,007
18,420,000	3.65%, 12/01/2027	18,333,579
3,050,000	4.38%, 12/01/2047	3,175,135
3,315,000	4.63%, 05/15/2042	3,558,613
	Cigna Corp.
3,445,000	3.05%, 10/15/2027	3,283,264
4,305,000	3.25%, 04/15/2025	4,242,448
8,070,000	3.88%, 10/15/2047	7,710,932
2,060,000	Coventry Health Care, Inc. 5.45%, 06/15/2021	2,209,876
	Envision Healthcare Corp.
700,000	5.13%, 07/01/2022(6)	694,750
1,825,000	5.63%, 07/15/2022	1,856,937
3,335,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	3,551,775

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	HCA, Inc.
$ 4,605,000	5.38%, 02/01/2025	$4,702,856
2,125,000	5.88%, 05/01/2023	2,279,062
1,075,000	5.88%, 02/15/2026	1,128,750
1,627,000	7.50%, 11/15/2095	1,692,080
	Humana, Inc.
5,895,000	2.50%, 12/15/2020	5,853,013
3,555,000	3.85%, 10/01/2024	3,629,575
14,570,000	3.95%, 03/15/2027	14,742,682
540,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(6)	579,825
2,600,000	Northwell Healthcare, Inc. 4.26%, 11/01/2047	2,603,230
6,610,000	Providence St Joseph Health Obligated Group 2.75%, 10/01/2026	6,277,693
	UnitedHealth Group, Inc.
7,700,000	3.38%, 04/15/2027	7,728,735
5,055,000	4.25%, 04/15/2047	5,457,054
9,685,000	4.63%, 07/15/2035	10,990,538
1,223,000	4.75%, 07/15/2045	1,414,623
1,981,000	6.88%, 02/15/2038	2,800,538
3,215,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(6)	3,247,150

		145,114,678

	Home Builders - 0.1%
2,970,000	AV Homes, Inc. 6.63%, 05/15/2022	3,103,650
	Beazer Homes USA, Inc.
830,000	5.88%, 10/15/2027(6)	827,925
865,000	6.75%, 03/15/2025	908,250
1,950,000	8.75%, 03/15/2022	2,130,375
	KB Home
1,450,000	7.00%, 12/15/2021	1,595,000
1,095,000	7.50%, 09/15/2022	1,244,194
1,586,000	8.00%, 03/15/2020	1,730,722
	M/I Homes, Inc.
750,000	5.63%, 08/01/2025	763,125
3,170,000	6.75%, 01/15/2021	3,280,950

		15,584,191

	Household Products - 0.2%
16,320,000	Procter & Gamble Co. 1.75%, 10/25/2019	16,179,279
4,195,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	2,695,287

		18,874,566

	Household Products/Wares - 0.1%
EUR 2,380,000	Diamond (BC) B.V. 5.63%, 08/15/2025(6)	2,907,315
	S.C. Johnson & Son, Inc.
$ 2,520,000	4.00%, 05/15/2043(6)	2,521,425
1,840,000	4.75%, 10/15/2046(6)	2,108,339

		7,537,079

	Housewares - 0.0%
4,025,000	American Greetings Corp. 7.88%, 02/15/2025(6)	4,276,563

	Insurance - 1.6%
1,905,000	ACE Capital Trust II 9.70%, 04/01/2030	2,876,550
	American International Group, Inc.
4,725,000	3.88%, 01/15/2035	4,587,916
5,000,000	3.90%, 04/01/2026	5,080,754
6,050,000	4.38%, 01/15/2055	5,920,017
4,005,000	4.50%, 07/16/2044	4,138,977

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,680,000	4.70%, 07/10/2035	$2,866,688
	Aon plc
4,775,000	3.50%, 06/14/2024	4,799,765
5,480,000	3.88%, 12/15/2025	5,605,589
2,300,000	4.25%, 12/12/2042	2,276,592
11,664,000	4.75%, 05/15/2045	12,596,827
3,460,000	Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	3,801,026
3,715,000	Berkshire Hathaway, Inc. 3.13%, 03/15/2026	3,670,335
9,800,000	CNA Financial Corp. 3.45%, 08/15/2027	9,483,285
	Genworth Holdings, Inc.
205,000	4.80%, 02/15/2024	174,763
2,130,000	4.90%, 08/15/2023	1,826,475
770,000	7.20%, 02/15/2021	750,750
430,000	7.63%, 09/24/2021	420,196
255,000	7.70%, 06/15/2020	255,956
	Marsh & McLennan Cos., Inc.
7,485,000	2.75%, 01/30/2022	7,421,700
1,635,000	3.75%, 03/14/2026	1,673,799
3,900,000	4.05%, 10/15/2023	4,038,079
1,008,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(6)	1,622,843
13,334,000	MassMutual Global Funding II 2.50%, 04/13/2022(6)	13,085,425
2,010,000	MetLife, Inc. 4.60%, 05/13/2046	2,178,659
	Metropolitan Life Global Funding I
13,040,000	1.75%, 12/19/2018(6)	13,005,188
7,020,000	1.75%, 09/19/2019(6)	6,942,002
15,080,000	2.40%, 01/08/2021(6)	14,959,723
13,735,000	3.00%, 09/19/2027(6)	13,212,485
700,000	MGIC Investment Corp. 5.75%, 08/15/2023	752,500
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(6)	8,165,114
	New York Life Global Funding
14,915,000	1.95%, 09/28/2020(6)	14,693,317
14,205,000	3.00%, 01/10/2028(6)	13,759,630
1,345,000	Radian Group, Inc. 4.50%, 10/01/2024	1,345,000
254,000	Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039(6)	351,078
3,170,000	Trinity Acquisition plc 4.40%, 03/15/2026	3,284,970
4,230,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(6)	4,356,900
10,435,000	Willis North America, Inc. 3.60%, 05/15/2024	10,456,570

		206,437,443

	Internet - 0.7%
	Alibaba Group Holding Ltd.
5,340,000	2.80%, 06/06/2023	5,236,832
18,635,000	3.40%, 12/06/2027	18,084,851
7,220,000	4.00%, 12/06/2037	7,223,132
12,040,000	4.20%, 12/06/2047	12,031,307
	Amazon.com, Inc.
3,025,000	2.80%, 08/22/2024(6)	2,963,786
6,760,000	3.88%, 08/22/2037(6)	6,962,193
5,935,000	4.05%, 08/22/2047(6)	6,158,192
2,940,000	4.80%, 12/05/2034	3,344,467
5,535,000	4.95%, 12/05/2044	6,522,369
4,990,000	Netflix, Inc. 5.88%, 02/15/2025	5,340,697

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Tencent Holdings Ltd.
$ 13,570,000	3.60%, 01/19/2028(6)	$13,369,576
2,290,000	3.93%, 01/19/2038(6)	2,268,252
	Zayo Group LLC / Zayo Capital, Inc.
1,955,000	6.00%, 04/01/2023	2,038,088
2,500,000	6.38%, 05/15/2025	2,621,875

		94,165,617

	Iron/Steel - 0.3%
	AK Steel Corp.
2,230,000	7.00%, 03/15/2027	2,280,175
1,375,000	7.63%, 10/01/2021	1,426,563
720,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(6)	726,984
1,830,000	Novolipetsk Steel via Steel Funding DAC 4.00%, 09/21/2024(6)	1,821,765
965,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(6)	1,003,600
	Steel Dynamics, Inc.
3,430,000	4.13%, 09/15/2025	3,394,671
665,000	5.13%, 10/01/2021	681,625
1,770,000	5.50%, 10/01/2024	1,840,800
2,019,000	United States Steel Corp. 8.38%, 07/01/2021(6)	2,180,520
	Vale Overseas Ltd.
12,350,000	6.25%, 08/10/2026	14,323,406
3,670,000	6.88%, 11/21/2036	4,610,437
5,020,000	6.88%, 11/10/2039	6,342,519
1,620,000	Vale S.A. 5.63%, 09/11/2042	1,824,525

		42,457,590

	IT Services - 0.5%
	Apple, Inc.
5,000,000	2.85%, 02/23/2023	5,006,897
8,650,000	2.90%, 09/12/2027	8,350,423
12,060,000	3.35%, 02/09/2027	12,058,152
3,865,000	3.85%, 08/04/2046	3,905,671
2,895,000	4.25%, 02/09/2047	3,111,450
3,990,000	4.38%, 05/13/2045	4,363,420
1,120,000	4.45%, 05/06/2044	1,238,007
3,315,000	4.65%, 02/23/2046	3,769,982
2,710,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(6)	3,163,925
	Hewlett Packard Enterprise Co.
9,365,000	4.90%, 10/15/2025	9,799,022
12,545,000	6.35%, 10/15/2045	13,274,207

		68,041,156

	Lodging - 0.2%
3,650,000	Boyd Gaming Corp. 6.38%, 04/01/2026	3,914,625
770,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	1,617,273
4,385,000	FelCor Lodging L.P. 6.00%, 06/01/2025	4,560,400
2,995,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(6)	3,152,237
2,185,000	Station Casinos LLC 5.00%, 10/01/2025(6)	2,204,119
3,105,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(6)	2,981,731

		18,430,385

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Machinery-Construction & Mining - 0.2%
$ 4,725,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(6)	$5,138,437
23,350,000	Caterpillar Financial Services Corp. 2.55%, 11/29/2022	22,960,338

		28,098,775

	Machinery-Diversified - 0.1%
3,270,000	Cloud Crane LLC 10.13%, 08/01/2024(6)	3,695,100
10,980,000	John Deere Capital Corp. 2.35%, 01/08/2021	10,909,545

		14,604,645

	Media - 2.7%
	21st Century Fox America, Inc.
5,595,000	3.38%, 11/15/2026	5,608,821
3,890,000	4.95%, 10/15/2045	4,520,290
1,177,000	5.40%, 10/01/2043	1,435,343
3,197,000	6.40%, 12/15/2035	4,200,796
520,000	6.65%, 11/15/2037	705,087
	CBS Corp.
16,685,000	2.90%, 06/01/2023(6)	16,322,958
1,140,000	2.90%, 01/15/2027	1,055,964
9,920,000	3.50%, 01/15/2025	9,875,205
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,695,000	5.13%, 05/01/2023(6)	1,727,841
1,600,000	5.25%, 09/30/2022	1,638,000
3,870,000	5.75%, 09/01/2023	3,966,750
205,000	5.75%, 01/15/2024	211,150
860,000	5.75%, 02/15/2026(6)	890,100
7,490,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(6)	7,505,435
	Charter Communications Operating LLC / Charter Communications Operating Capital
5,455,000	3.58%, 07/23/2020	5,524,510
11,845,000	4.20%, 03/15/2028	11,589,664
9,605,000	4.46%, 07/23/2022	9,935,232
2,135,000	4.91%, 07/23/2025	2,232,230
13,295,000	5.38%, 05/01/2047	13,730,831
12,468,000	6.48%, 10/23/2045	14,556,171
	Comcast Corp.
2,985,000	3.20%, 07/15/2036	2,768,199
6,083,000	3.97%, 11/01/2047	6,070,717
1,913,000	4.05%, 11/01/2052	1,900,168
4,145,000	4.25%, 01/15/2033	4,370,534
7,300,000	4.60%, 08/15/2045	7,988,382
975,000	5.65%, 06/15/2035	1,192,738
510,000	7.05%, 03/15/2033	691,675
	Cox Communications, Inc.
11,590,000	3.15%, 08/15/2024(6)	11,331,766
10,479,000	4.50%, 06/30/2043(6)	9,750,195
2,286,000	4.70%, 12/15/2042(6)	2,174,475
7,875,000	4.80%, 02/01/2035(6)	7,851,316
2,604,000	6.45%, 12/01/2036(6)	3,047,105
1,275,000	8.38%, 03/01/2039(6)	1,786,267
	CSC Holdings LLC
1,065,000	5.25%, 06/01/2024	1,038,375
2,860,000	10.13%, 01/15/2023(6)	3,226,437
882,000	10.88%, 10/15/2025(6)	1,050,418
5,835,000	Discovery Communications LLC 2.95%, 03/20/2023	5,702,742
	DISH DBS Corp.
2,840,000	5.00%, 03/15/2023	2,663,494
1,825,000	5.88%, 07/15/2022	1,815,875
455,000	5.88%, 11/15/2024	431,397
3,620,000	6.75%, 06/01/2021	3,791,950

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,260,000	7.88%, 09/01/2019	$1,341,113
	Gray Television, Inc.
2,160,000	5.13%, 10/15/2024(6)	2,170,800
630,000	5.88%, 07/15/2026(6)	648,900
3,740,000	Liberty Interactive LLC 8.25%, 02/01/2030	4,104,650
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	354,263
6,087,000	Scripps Networks Interactive, Inc. 3.95%, 06/15/2025	6,097,723
3,485,000	SFR Group S.A. 7.38%, 05/01/2026(6)	3,432,725
	Sinclair Television Group, Inc.
570,000	5.13%, 02/15/2027(6)	565,725
675,000	5.88%, 03/15/2026(6)	700,313
2,205,000	6.13%, 10/01/2022	2,268,394
16,875,000	Sky plc 3.13%, 11/26/2022(6)	16,907,642
	TEGNA, Inc.
2,305,000	4.88%, 09/15/2021(6)	2,339,575
1,285,000	5.50%, 09/15/2024(6)	1,336,400
2,610,000	6.38%, 10/15/2023	2,730,713
	Time Warner Cable LLC
540,000	4.00%, 09/01/2021	550,488
1,875,000	4.50%, 09/15/2042	1,726,074
1,300,000	5.50%, 09/01/2041	1,355,013
10,340,000	5.88%, 11/15/2040	11,223,376
2,825,000	6.75%, 06/15/2039	3,355,431
535,000	8.75%, 02/14/2019	567,783
1,565,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,114,211
5,000,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	6,021,927
	Time Warner, Inc.
4,015,000	2.95%, 07/15/2026	3,711,962
6,920,000	3.60%, 07/15/2025	6,838,816
965,000	3.80%, 02/15/2027	949,717
5,880,000	3.88%, 01/15/2026	5,864,718
6,545,000	5.35%, 12/15/2043	7,234,326
2,735,000	Tribune Media Co. 5.88%, 07/15/2022	2,813,631
	Viacom, Inc.
21,620,000	4.25%, 09/01/2023	22,362,948
10,980,000	4.38%, 03/15/2043	10,051,584
12,350,000	4.85%, 12/15/2034	12,368,631
1,320,000	Videotron Ltd. 5.00%, 07/15/2022	1,376,100
2,340,000	Walt Disney Co. 1.85%, 07/30/2026	2,111,166

		345,473,441

	Metal Fabricate/Hardware - 0.0%
	Novelis Corp.
1,045,000	5.88%, 09/30/2026(6)	1,076,967
2,810,000	6.25%, 08/15/2024(6)	2,943,475
630,000	TriMas Corp. 4.88%, 10/15/2025(6)	633,150

		4,653,592

	Mining - 0.5%
	Anglo American Capital plc
5,920,000	3.75%, 04/10/2022(6)	5,985,357
580,000	4.13%, 04/15/2021(6)	594,065
7,246,000	4.13%, 09/27/2022(6)	7,423,352
480,000	4.88%, 05/14/2025(6)	506,376
871,000	9.38%, 04/08/2019(6)	937,867

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 565,000	Barrick North America Finance LLC 5.75%, 05/01/2043	$695,925
1,825,000	BHP Billiton Finance USA Ltd. 5.00%, 09/30/2043	2,194,461
2,920,000	Constellium N.V. 5.88%, 02/15/2026(6)	2,978,400
3,580,000	Corp. Nacional del Cobre de Chile 3.63%, 08/01/2027(6)	3,531,885
	First Quantum Minerals Ltd.
1,410,000	7.00%, 02/15/2021(6)	1,459,350
290,000	7.25%, 04/01/2023(6)	307,037
1,010,000	7.50%, 04/01/2025(6)	1,082,013
	Glencore Finance Canada Ltd.
330,000	5.55%, 10/25/2042(6)	367,679
5,030,000	6.00%, 11/15/2041(6)	5,865,986
12,640,000	Glencore Funding LLC 4.00%, 03/27/2027(6)	12,519,315
7,000,000	Goldcorp, Inc. 3.63%, 06/09/2021	7,102,025
1,940,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	2,070,950
	New Gold, Inc.
155,000	6.25%, 11/15/2022(6)	158,875
1,530,000	6.38%, 05/15/2025(6)	1,614,150
205,000	Newmont Mining Corp. 4.88%, 03/15/2042	223,567
370,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/2022(6)	381,100
7,768,000	Southern Copper Corp. 5.88%, 04/23/2045	9,525,756
1,480,000	Teck Resources Ltd. 8.50%, 06/01/2024(6)	1,670,550

		69,196,041

	Miscellaneous Manufacturing - 0.1%
3,405,000	Bombardier, Inc. 6.13%, 01/15/2023(6)	3,439,050
	Siemens Financieringsmaatschappij N.V.
5,380,000	2.35%, 10/15/2026(6)	4,972,811
8,600,000	3.13%, 03/16/2024(6)	8,575,105

		16,986,966

	Office/Business Equipment - 0.1%
1,495,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	1,536,113
8,380,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	7,981,950

		9,518,063

	Oil & Gas - 2.5%
	Anadarko Petroleum Corp.
1,875,000	3.45%, 07/15/2024	1,863,090
1,250,000	4.50%, 07/15/2044	1,256,086
5,860,000	6.45%, 09/15/2036	7,293,788
8,225,000	6.60%, 03/15/2046	10,666,473
2,275,000	6.95%, 06/15/2019	2,398,145
4,095,000	Andeavor 3.80%, 04/01/2028	4,028,232
1,495,000	Apache Corp. 4.25%, 01/15/2044	1,454,581
3,865,000	BG Energy Capital plc 4.00%, 10/15/2021(6)	4,021,339
4,170,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(6)	4,326,375
	BP Capital Markets plc
8,835,000	3.22%, 11/28/2023	8,921,704

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 9,895,000	3.28%, 09/19/2027	$9,789,719
3,820,000	3.59%, 04/14/2027	3,883,786
2,840,000	3.81%, 02/10/2024	2,952,813
4,055,000	California Resources Corp. 8.00%, 12/15/2022(6)	3,406,200
	Canadian Natural Resources Ltd.
6,080,000	2.95%, 01/15/2023	6,000,587
32,445,000	3.85%, 06/01/2027	32,661,147
4,626,000	3.90%, 02/01/2025	4,702,696
990,000	7.20%, 01/15/2032	1,270,534
	Cenovus Energy, Inc.
4,230,000	4.25%, 04/15/2027	4,197,527
340,000	6.75%, 11/15/2039	408,231
2,940,000	Concho Resources, Inc. 3.75%, 10/01/2027	2,925,996
420,000	ConocoPhillips Co. 5.95%, 03/15/2046	561,151
	Continental Resources, Inc.
585,000	3.80%, 06/01/2024	573,300
7,220,000	4.38%, 01/15/2028(6)	7,194,008
391,000	4.50%, 04/15/2023	395,888
3,565,000	4.90%, 06/01/2044	3,556,087
553,000	5.00%, 09/15/2022	559,913
3,480,000	Denbury Resources, Inc. 9.00%, 05/15/2021(6)	3,558,300
	Devon Energy Corp.
1,390,000	5.00%, 06/15/2045	1,547,067
3,695,000	5.60%, 07/15/2041	4,355,788
84,000	7.95%, 04/15/2032	115,632
1,085,000	Devon Financing Co. LLC 7.88%, 09/30/2031	1,479,596
1,695,000	Ecopetrol S.A. 5.88%, 09/18/2023	1,857,178
2,055,000	Energen Corp. 4.63%, 09/01/2021	2,085,825
1,360,000	Ensco plc 5.75%, 10/01/2044	970,700
3,075,000	EOG Resources, Inc. 3.90%, 04/01/2035	3,125,029
	Gazprom OAO Via Gaz Capital S.A.
495,000	3.85%, 02/06/2020(10)	499,473
1,625,000	9.25%, 04/23/2019(10)	1,743,056
	Hess Corp.
25,755,000	4.30%, 04/01/2027	25,894,454
3,835,000	6.00%, 01/15/2040	4,341,389
1,325,000	7.30%, 08/15/2031	1,624,846
700,000	7.88%, 10/01/2029	881,614
3,470,000	Kerr-McGee Corp. 6.95%, 07/01/2024	4,092,224
2,365,000	Laredo Petroleum, Inc. 5.63%, 01/15/2022	2,394,562
1,150,000	Lukoil International Finance B.V. 4.75%, 11/02/2026(6)	1,196,437
	Marathon Oil Corp.
1,755,000	2.80%, 11/01/2022	1,721,257
13,495,000	4.40%, 07/15/2027	13,979,640
	MEG Energy Corp.
2,360,000	6.38%, 01/30/2023(6)	2,029,600
1,210,000	6.50%, 01/15/2025(6)	1,182,775
690,000	7.00%, 03/31/2024(6)	597,713
2,020,000	Noble Energy, Inc. 8.00%, 04/01/2027	2,568,407
2,200,000	Noble Holding International Ltd. 7.75%, 01/15/2024	2,040,500
	Petrobras Global Finance B.V.
5,445,000	5.63%, 05/20/2043	4,921,463

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 15,980,000	5.75%, 02/01/2029	$15,809,813
764,000	6.00%, 01/27/2028(6)	770,379
2,625,000	6.00%, 01/27/2028(10)	2,646,919
840,000	6.13%, 01/17/2022	895,440
2,555,000	6.75%, 01/27/2041	2,593,325
1,040,000	6.85%, 06/05/2115	1,025,440
510,000	8.75%, 05/23/2026	613,709
	Petroleos Mexicanos
435,000	3 mo. USD LIBOR + 2.020%, 3.75%, 07/18/2018(4)	436,305
571,000	5.38%, 03/13/2022(6)	604,689
897,000	5.50%, 01/21/2021	951,089
310,000	5.63%, 01/23/2046	285,200
2,875,000	6.50%, 03/13/2027(6)	3,144,876
2,922,000	6.75%, 09/21/2047	3,053,490
1,268,000	6.75%, 09/21/2047(6)	1,325,060
115,000	6.75%, 09/21/2047(10)	120,175
1,001,000	Pioneer Natural Resources Co. 7.20%, 01/15/2028	1,243,076
	QEP Resources, Inc.
4,015,000	5.25%, 05/01/2023	4,095,300
205,000	5.38%, 10/01/2022	211,406
435,000	5.63%, 03/01/2026	443,700
230,000	6.80%, 03/01/2020	243,800
1,460,000	Rowan Cos., Inc. 5.85%, 01/15/2044	1,168,000
	Shell International Finance B.V.
4,735,000	4.38%, 05/11/2045	5,189,614
3,250,000	4.55%, 08/12/2043	3,636,452
2,455,000	Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/2022(10)	2,366,824
	SM Energy Co.
2,550,000	5.00%, 01/15/2024	2,505,375
355,000	6.13%, 11/15/2022	368,756
170,000	6.50%, 11/15/2021	173,613
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(10)	741,313
420,000	6.95%, 03/18/2030(10)	483,882
	Statoil ASA
4,520,000	2.65%, 01/15/2024	4,420,919
1,315,000	3.95%, 05/15/2043	1,356,857
1,080,000	4.25%, 11/23/2041	1,158,574
	Suncor Energy, Inc.
5,000,000	3.60%, 12/01/2024	5,070,833
4,235,000	4.00%, 11/15/2047	4,266,369
	Sunoco L.P. / Sunoco Finance Corp.
625,000	5.50%, 02/15/2026(6)	638,094
395,000	5.88%, 03/15/2028(6)	403,394
500,000	Tosco Corp. 8.13%, 02/15/2030	701,294
	Transocean, Inc.
675,000	6.80%, 03/15/2038	578,813
200,000	7.50%, 04/15/2031	190,500
795,000	9.35%, 12/15/2041	810,900
	Tullow Oil plc
2,140,000	6.00%, 11/01/2020(6)	2,161,400
1,366,000	6.25%, 04/15/2022(6)	1,400,150
	Valero Energy Corp.
3,658,000	3.40%, 09/15/2026	3,620,382
614,000	4.90%, 03/15/2045	695,624
745,000	6.63%, 06/15/2037	984,901
3,525,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(6)	3,542,625
	WPX Energy, Inc.
1,020,000	5.25%, 09/15/2024	1,032,750
3,305,000	6.00%, 01/15/2022	3,478,512

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,240,000	8.25%, 08/01/2023	$1,422,900
	YPF S.A.
1,017,000	6.95%, 07/21/2027(6)	1,052,290
1,130,000	7.00%, 12/15/2047(6)	1,073,952
925,000	8.50%, 07/28/2025(10)	1,049,875
830,000	8.75%, 04/04/2024(6)	941,012

		321,273,861

	Oil & Gas Services - 0.0%
1,910,000	Halliburton Co. 5.00%, 11/15/2045	2,196,750
	Weatherford International Ltd.
445,000	5.95%, 04/15/2042	360,450
1,180,000	6.50%, 08/01/2036	1,014,800
800,000	7.00%, 03/15/2038	716,000

		4,288,000

	Packaging & Containers - 0.3%
4,060,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(9)	4,222,400
1,075,000	ARD Securities Finance SARL 8.75%, 01/31/2023(6)(9)	1,112,625
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
2,975,000	6.00%, 06/30/2021(6)	3,041,937
725,000	6.00%, 02/15/2025(6)	748,563
570,000	7.25%, 05/15/2024(6)	612,579
3,580,000	Berry Global, Inc. 6.00%, 10/15/2022	3,732,150
2,055,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(6)	2,065,275
3,305,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(6)	3,391,756
2,665,000	Multi-Color Corp. 4.88%, 11/01/2025(6)	2,674,994
390,000	OI European Group B.V. 4.00%, 03/15/2023(6)	386,831
	Owens-Brockway Glass Container, Inc.
1,610,000	5.88%, 08/15/2023(6)	1,710,625
2,710,000	6.38%, 08/15/2025(6)	2,994,550
845,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(6)	876,688
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
3,240,000	5.13%, 07/15/2023(6)	3,327,156
1,155,000	7.00%, 07/15/2024(6)	1,228,631

		32,126,760

	Pharmaceuticals - 1.2%
4,245,000	Abbott Laboratories 2.55%, 03/15/2022	4,163,266
	Allergan Funding SCS
17,025,000	3.45%, 03/15/2022	17,123,167
9,825,000	3.80%, 03/15/2025	9,864,889
3,825,000	3.85%, 06/15/2024	3,873,655
2,865,000	4.55%, 03/15/2035	2,994,249
15,125,000	AstraZeneca plc 3.38%, 11/16/2025	15,063,252
1,310,000	Baxalta, Inc. 3.60%, 06/23/2022	1,325,049
	Cardinal Health, Inc.
11,130,000	2.62%, 06/15/2022	10,837,756
4,505,000	3.50%, 11/15/2024	4,470,225
1,495,000	4.37%, 06/15/2047	1,483,023
535,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(6)	535,000
	Endo Finance LLC
3,555,000	6.00%, 07/15/2023(6)	2,786,231
4,905,000	6.00%, 02/01/2025(6)	3,687,971

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 6,420,000	Johnson & Johnson 3.63%, 03/03/2037	$6,586,499
4,040,000	Merck & Co., Inc. 3.70%, 02/10/2045	4,079,550
	Mylan N.V.
4,325,000	3.00%, 12/15/2018	4,344,641
2,655,000	3.75%, 12/15/2020	2,709,559
1,548,000	Mylan, Inc. 2.55%, 03/28/2019	1,545,741
	Pfizer, Inc.
4,525,000	4.00%, 12/15/2036	4,837,366
1,000,000	4.30%, 06/15/2043	1,088,304
1,450,000	7.20%, 03/15/2039	2,174,109
	Shire Acquisitions Investments Ireland DAC
19,145,000	2.40%, 09/23/2021	18,694,583
4,510,000	3.20%, 09/23/2026	4,320,702
1,775,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	1,725,390
13,350,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	11,811,703
	Valeant Pharmaceuticals International, Inc.
3,390,000	5.50%, 03/01/2023(6)	3,032,999
10,010,000	5.88%, 05/15/2023(6)	9,043,534
1,970,000	6.13%, 04/15/2025(6)	1,763,544
255,000	7.00%, 03/15/2024(6)	271,177
360,000	9.00%, 12/15/2025(6)	369,788

		156,606,922

	Pipelines - 2.3%
1,355,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(6)	1,322,819
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
6,615,000	3.50%, 12/01/2022	6,612,616
25,270,000	4.25%, 12/01/2027	25,415,732
3,175,000	Enbridge, Inc. 3.70%, 07/15/2027	3,132,216
	Energy Transfer Equity L.P.
70,000	4.25%, 03/15/2023	70,350
3,685,000	5.50%, 06/01/2027	3,883,142
425,000	7.50%, 10/15/2020	467,105
	Energy Transfer L.P.
5,205,000	4.05%, 03/15/2025	5,182,078
2,275,000	4.90%, 03/15/2035	2,249,911
4,650,000	5.15%, 03/15/2045	4,585,437
2,000,000	5.30%, 04/15/2047	2,016,893
940,000	6.05%, 06/01/2041	1,015,115
265,000	7.50%, 07/01/2038	331,599
	Enterprise Products Operating LLC
6,330,000	3.70%, 02/15/2026	6,453,292
730,000	4.45%, 02/15/2043	758,438
1,516,000	4.85%, 08/15/2042	1,653,075
3,310,000	4.85%, 03/15/2044	3,633,225
809,000	4.90%, 05/15/2046	896,178
1,025,000	5.10%, 02/15/2045	1,169,607
1,300,000	5.95%, 02/01/2041	1,603,437
	Kinder Morgan Energy Partners L.P.
3,725,000	3.50%, 09/01/2023	3,735,486
2,228,000	4.25%, 09/01/2024	2,305,854
1,475,000	4.30%, 05/01/2024	1,524,014
3,155,000	5.80%, 03/15/2035	3,546,794
	Kinder Morgan, Inc.
16,255,000	3.15%, 01/15/2023	16,067,454
6,090,000	5.05%, 02/15/2046	6,414,344
380,000	5.30%, 12/01/2034	408,049
4,487,000	5.55%, 06/01/2045	4,946,497

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	MPLX L.P.
$ 4,865,000	4.13%, 03/01/2027	$4,941,598
1,690,000	4.88%, 12/01/2024	1,798,198
5,785,000	ONEOK, Inc. 4.00%, 07/13/2027	5,821,917
	Phillips 66 Partners L.P.
5,000,000	3.55%, 10/01/2026	4,873,233
2,400,000	3.75%, 03/01/2028	2,373,967
	Plains All American Pipeline L.P. / PAA Finance Corp.
2,190,000	2.60%, 12/15/2019	2,172,234
2,420,000	3.60%, 11/01/2024	2,362,118
1,345,000	3.65%, 06/01/2022	1,344,559
2,325,000	4.90%, 02/15/2045	2,309,059
	Sabine Pass Liquefaction LLC
3,880,000	4.20%, 03/15/2028	3,902,839
2,110,000	5.63%, 04/15/2023	2,299,230
24,305,000	5.63%, 03/01/2025	26,568,148
4,850,000	5.88%, 06/30/2026	5,400,887
1,394,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(6)	1,594,109
	Spectra Energy Partners L.P.
6,450,000	3.38%, 10/15/2026	6,284,958
705,000	4.50%, 03/15/2045	728,772
	Sunoco Logistics Partners Operations L.P.
925,000	4.25%, 04/01/2024	939,165
5,100,000	5.30%, 04/01/2044	5,139,034
3,920,000	5.35%, 05/15/2045	3,988,036
10,775,000	5.40%, 10/01/2047	11,039,298
1,590,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,697,325
14,465,000	TC PipeLines L.P. 3.90%, 05/25/2027	14,316,443
6,195,000	Texas Eastern Transmission L.P. 3.50%, 01/15/2028(6)	6,092,300
1,080,000	TransCanada PipeLines Ltd. 6.20%, 10/15/2037	1,394,018
17,950,000	Valero Energy Partners L.P. 4.38%, 12/15/2026	18,506,334
	Williams Partners L.P.
18,685,000	3.75%, 06/15/2027	18,553,605
5,435,000	4.00%, 11/15/2021	5,589,264
2,015,000	4.13%, 11/15/2020	2,078,761
1,160,000	4.30%, 03/04/2024	1,208,548
5,155,000	4.50%, 11/15/2023	5,391,933
1,300,000	5.10%, 09/15/2045	1,434,620
970,000	5.40%, 03/04/2044	1,101,683
2,750,000	6.30%, 04/15/2040	3,397,529

		288,044,479

	Real Estate Investment Trusts - 0.5%
14,690,000	American Tower Corp. 2.25%, 01/15/2022	14,161,080
	Crown Castle International Corp.
22,555,000	3.15%, 07/15/2023	22,255,244
13,000,000	3.20%, 09/01/2024	12,681,743
605,000	3.70%, 06/15/2026	591,276
5,250,000	Duke Realty L.P. 3.88%, 02/15/2021	5,388,508
1,385,000	Equinix, Inc. 5.88%, 01/15/2026	1,471,563
1,040,000	Kimco Realty Corp. 4.25%, 04/01/2045	1,019,606
3,975,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	3,975,210

		61,544,230

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Retail - 0.9%
$ 6,890,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(6)	$6,898,612
4,115,000	AutoNation, Inc. 3.35%, 01/15/2021	4,161,302
1,675,000	Beacon Escrow Corp. 4.88%, 11/01/2025(6)	1,666,625
2,450,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	2,425,500
	CVS Health Corp.
5,330,000	2.75%, 12/01/2022	5,191,901
12,766,000	2.80%, 07/20/2020	12,747,810
5,575,000	3.50%, 07/20/2022	5,616,498
4,000,000	4.00%, 12/05/2023	4,114,207
9,435,000	5.13%, 07/20/2045	10,546,748
	CVS Pass-Through Trust
13,062	6.04%, 12/10/2028	14,397
28,866	6.94%, 01/10/2030	33,359
	Ferrellgas L.P. / Ferrellgas Finance Corp.
466,000	6.50%, 05/01/2021	452,020
1,140,000	6.75%, 01/15/2022	1,097,250
1,112,000	6.75%, 06/15/2023	1,050,840
	Home Depot, Inc.
7,787,000	3.50%, 09/15/2056	7,324,088
7,230,000	4.25%, 04/01/2046	7,869,464
1,265,000	4.88%, 02/15/2044	1,496,547
2,050,000	5.88%, 12/16/2036	2,720,142
	Lowe’s Cos., Inc.
4,715,000	3.70%, 04/15/2046	4,608,231
7,530,000	4.05%, 05/03/2047	7,807,639
9,030,000	McDonald’s Corp. 4.60%, 05/26/2045	9,938,479
2,240,000	Party City Holdings, Inc. 6.13%, 08/15/2023(6)	2,298,800
2,350,000	Staples, Inc. 8.50%, 09/15/2025(6)	2,270,687
6,200,000	United Rentals North America, Inc. 4.88%, 01/15/2028	6,192,250
2,050,000	Wal-Mart Stores, Inc. 3.63%, 12/15/2047	2,101,276
4,935,000	Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	4,798,708

		115,443,380

	Semiconductors - 0.7%
2,530,000	Applied Materials, Inc. 4.35%, 04/01/2047	2,743,445
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
6,500,000	2.20%, 01/15/2021(6)	6,311,338
14,795,000	2.65%, 01/15/2023(6)	14,099,493
30,235,000	3.63%, 01/15/2024(6)	29,828,634
10,455,000	3.88%, 01/15/2027(6)	10,174,483
900,000	Entegris, Inc. 4.63%, 02/10/2026(6)	903,375
	Intel Corp.
4,480,000	2.88%, 05/11/2024	4,441,101
3,468,000	3.73%, 12/08/2047(6)	3,474,223
1,700,000	4.10%, 05/19/2046	1,806,446
3,165,000	Micron Technology, Inc. 5.50%, 02/01/2025	3,319,294
3,225,000	QUALCOMM, Inc. 4.30%, 05/20/2047	3,181,285
	Sensata Technologies B.V.
1,440,000	5.00%, 10/01/2025(6)	1,494,000

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,475,000	5.63%, 11/01/2024(6)	$1,605,906

		83,383,023

	Software - 1.1%
2,711,000	Camelot Finance S.A. 7.88%, 10/15/2024(6)	2,887,215
1,675,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(6)	1,704,313
	Fidelity National Information Services, Inc.
12,215,000	3.00%, 08/15/2026	11,604,641
5,390,000	4.50%, 08/15/2046	5,499,638
	First Data Corp.
4,490,000	5.38%, 08/15/2023(6)	4,630,312
2,910,000	5.75%, 01/15/2024(6)	3,008,213
2,180,000	7.00%, 12/01/2023(6)	2,295,823
510,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(6)(9)	520,200
	Infor U.S., Inc.
155,000	5.75%, 08/15/2020(6)	159,100
4,223,000	6.50%, 05/15/2022	4,354,969
	Microsoft Corp.
5,115,000	3.30%, 02/06/2027	5,159,919
3,805,000	3.50%, 02/12/2035	3,850,112
7,750,000	3.70%, 08/08/2046	7,858,036
1,980,000	3.75%, 02/12/2045	2,020,665
6,750,000	3.95%, 08/08/2056	6,982,216
3,065,000	4.10%, 02/06/2037	3,331,092
5,190,000	4.25%, 02/06/2047	5,745,508
6,030,000	4.45%, 11/03/2045	6,831,294
775,000	4.75%, 11/03/2055	918,496
	Oracle Corp.
8,000,000	2.65%, 07/15/2026	7,606,999
11,090,000	2.95%, 11/15/2024	10,965,782
2,100,000	3.85%, 07/15/2036	2,164,806
10,105,000	3.90%, 05/15/2035	10,503,852
5,835,000	4.00%, 11/15/2047	5,991,146
4,300,000	6.50%, 04/15/2038	5,976,118
10,185,000	Western Digital Corp. 4.75%, 02/15/2026(8)	10,312,312
1,470,000	Workday, Inc. 0.25%, 10/01/2022(6)	1,530,646

		134,413,423

	Telecommunications - 2.5%
	Altice Financing S.A.
1,715,000	6.63%, 02/15/2023(6)	1,737,124
3,280,000	7.50%, 05/15/2026(6)	3,407,100
	AT&T, Inc.
11,700,000	3.40%, 08/14/2024	11,699,362
4,385,000	3.80%, 03/01/2024	4,428,040
36,520,000	3.90%, 08/14/2027	36,360,850
3,335,000	4.13%, 02/17/2026	3,367,099
955,000	4.25%, 03/01/2027	970,442
21,745,000	4.30%, 02/15/2030(6)	21,467,576
1,650,000	4.30%, 12/15/2042	1,545,095
1,725,000	4.50%, 05/15/2035	1,699,042
1,735,000	4.55%, 03/09/2049	1,634,397
10,330,000	4.75%, 05/15/2046	10,006,324
7,600,000	4.80%, 06/15/2044	7,456,855
16,170,000	4.90%, 08/14/2037	16,388,720
6,975,000	5.15%, 03/15/2042	7,113,416
11,750,000	5.15%, 02/14/2050	11,885,431
2,360,000	Cisco Systems, Inc. 5.50%, 01/15/2040	3,036,848
1,250,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	1,827,658

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,545,000	Level 3 Financing, Inc. 5.38%, 08/15/2022	$1,568,175
	Nokia Oyj
305,000	3.38%, 06/12/2022	298,260
5,175,000	4.38%, 06/12/2027	5,023,372
1,090,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,126,788
2,110,000	Sprint Communications, Inc. 7.00%, 03/01/2020(6)	2,252,425
	Sprint Corp.
6,038,000	7.13%, 06/15/2024	6,123,558
3,180,000	7.25%, 09/15/2021	3,379,418
1,955,000	7.63%, 02/15/2025	2,028,312
4,212,000	7.88%, 09/15/2023	4,461,224
12,160,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(6)	12,844,000
	Telefonica Emisiones SAU
12,935,000	4.10%, 03/08/2027	13,147,163
15,000,000	5.46%, 02/16/2021	16,165,185
2,875,000	7.05%, 06/20/2036	3,851,179
	Verizon Communications, Inc.
16,520,000	2.95%, 03/15/2022	16,448,547
12,980,000	3.13%, 03/16/2022	13,013,241
3,954,000	3.38%, 02/15/2025	3,920,190
13,965,000	4.50%, 08/10/2033	14,317,740
9,947,000	4.52%, 09/15/2048	9,917,172
7,318,000	4.67%, 03/15/2055	7,170,901
5,670,000	4.81%, 03/15/2039	5,926,349
17,244,000	4.86%, 08/21/2046	17,889,209
6,845,000	5.01%, 04/15/2049	7,243,276
1,610,000	5.01%, 08/21/2054	1,661,867
7,285,000	5.25%, 03/16/2037	8,020,208

		323,829,138

	Transportation - 0.7%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	9,279,979
1,415,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	1,484,844
	CSX Corp.
7,315,000	2.60%, 11/01/2026	6,850,311
19,250,000	3.25%, 06/01/2027	18,922,446
980,000	3.80%, 11/01/2046	957,706
1,615,000	4.10%, 03/15/2044	1,650,660
1,000,000	4.75%, 05/30/2042	1,116,955
	FedEx Corp.
4,900,000	3.88%, 08/01/2042	4,849,524
895,000	4.10%, 02/01/2045	898,903
6,480,000	4.40%, 01/15/2047	6,867,743
1,640,000	4.55%, 04/01/2046	1,772,648
3,160,000	4.75%, 11/15/2045	3,499,099
503,000	Hertz Corp. 7.63%, 06/01/2022(6)	525,635
	Norfolk Southern Corp.
4,355,000	2.90%, 06/15/2026	4,203,331
3,734,000	4.65%, 01/15/2046	4,196,914
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
11,745,000	3.40%, 11/15/2026(6)	11,378,043
9,895,000	4.88%, 07/11/2022(6)	10,493,939
566,000	Rumo Luxembourg S.a.r.l. 5.88%, 01/18/2025(6)	573,075
EUR 340,000	Russian Railways via RZD Capital plc 4.60%, 03/06/2023(10)	477,974
	Union Pacific Corp.
$ 2,325,000	3.80%, 10/01/2051	2,357,567

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,970,000	4.38%, 11/15/2065	$2,101,577

		94,458,873
	Total Corporate Bonds (cost $5,689,958,384)	$5,753,705,258

Foreign Government Obligations - 4.9%
	Argentina - 0.6%
	Argentine Republic Government International Bond
EUR 8,585,000	2.26%, 12/31/2038(5)	$7,690,554
$ 12,430,000	2.50%, 12/31/2038(5)	8,713,430
EUR 550,000	3.38%, 01/15/2023	687,974
6,995,000	5.25%, 01/15/2028	8,824,289
$ 1,000,000	6.25%, 04/22/2019	1,036,000
3,350,000	6.88%, 04/22/2021	3,572,775
13,015,000	6.88%, 01/26/2027	13,724,317
4,910,000	6.88%, 01/11/2048	4,750,425
7,050,000	7.50%, 04/22/2026	7,740,900
EUR 2,043,514	7.82%, 12/31/2033	2,914,521
$ 4,409,410	8.28%, 12/31/2033	4,887,830
	City of Buenos Aires Argentina
1,350,000	7.50%, 06/01/2027(6)	1,441,125
2,326,000	8.95%, 02/19/2021(6)	2,517,895
310,000	8.95%, 02/19/2021(10)	335,575
	Provincia de Buenos Aires
1,065,000	7.88%, 06/15/2027(6)	1,134,225
450,000	9.95%, 06/09/2021(6)	505,355
425,000	Provincia de Cordoba 7.13%, 06/10/2021(6)	451,350

		70,928,540

	Armenia - 0.0%
1,935,000	Republic of Armenia International Bond 7.15%, 03/26/2025(10)	2,216,543

	Azerbaijan - 0.1%
	Republic of Azerbaijan International Bond
1,370,000	3.50%, 09/01/2032(6)	1,211,179
4,455,000	3.50%, 09/01/2032(10)	3,938,541
6,670,000	4.75%, 03/18/2024(10)	6,946,805
275,000	5.13%, 09/01/2029(10)	284,350
2,650,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(10)	3,030,407

		15,411,282

	Brazil - 0.2%
BRL 6,138,000	Brazil Letras do Tesouro Nacional 9.23%, 07/01/2020	1,584,404
	Brazil Minas SPE via State of Minas Gerais
$ 335,000	5.33%, 02/15/2028(6)	340,025
1,195,000	5.33%, 02/15/2028(10)	1,212,925
BRL 4,302,960	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2050(13)	1,535,266
	Brazilian Government International Bond
$ 1,265,000	4.25%, 01/07/2025	1,277,650
14,977,000	4.63%, 01/13/2028	14,879,649
4,094,000	5.00%, 01/27/2045	3,791,044
1,264,000	8.25%, 01/20/2034	1,640,040

		26,261,003

	Bulgaria - 0.0%
EUR 3,205,000	Bulgaria Government International Bond 3.13%, 03/26/2035(10)	4,426,823

	Cayman Islands - 0.0%
$ 2,775,000	KSA Sukuk Ltd. 2.89%, 04/20/2022(6)	2,734,430

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Colombia - 0.2%
	Colombia Government International Bond
$ 12,795,000	3.88%, 04/25/2027	$12,903,758
200,000	4.00%, 02/26/2024	206,000
8,325,000	5.00%, 06/15/2045	8,749,575
COP 1,450,000,000	7.75%, 04/14/2021	541,390
10,000,000	9.85%, 06/28/2027	4,405
4,194,991,613	Colombian TES 3.30%, 03/17/2027(13)	1,505,928

		23,911,056

	Costa Rica - 0.0%
	Costa Rica Government International Bond
$200,000	5.63%, 04/30/2043(10)	181,000
1,200,000	7.00%, 04/04/2044(10)	1,257,000

		1,438,000

	Croatia - 0.2%
	Croatia Government International Bond
EUR 1,700,000	2.75%, 01/27/2030(10)	2,149,935
7,300,000	3.00%, 03/11/2025(10)	9,808,770
3,000,000	3.00%, 03/20/2027(10)	4,013,309
270,000	3.88%, 05/30/2022(10)	373,883
$ 460,000	6.00%, 01/26/2024(10)	518,278
3,795,000	6.38%, 03/24/2021(10)	4,140,345
1,750,000	6.63%, 07/14/2020(10)	1,892,216

		22,896,736

	Dominican Republic - 0.1%
	Dominican Republic International Bond
1,220,000	5.50%, 01/27/2025(10)	1,274,900
1,840,000	5.50%, 01/27/2025(6)	1,922,800
2,780,000	5.88%, 04/18/2024(10)	2,974,600
595,000	6.60%, 01/28/2024(6)	660,450
1,190,000	6.60%, 01/28/2024(10)	1,320,900
143,000	6.85%, 01/27/2045(10)	159,088
1,020,000	6.88%, 01/29/2026(6)	1,155,150
1,457,000	7.45%, 04/30/2044(10)	1,722,902

		11,190,790

	Ghana - 0.0%
	Ghana Government International Bond
540,000	7.88%, 08/07/2023(10)	587,520
1,985,000	8.13%, 01/18/2026(10)	2,188,701
850,000	10.75%, 10/14/2030(6)	1,156,595

		3,932,816

	Honduras - 0.0%
710,000	Honduras Government International Bond 6.25%, 01/19/2027(6)	762,384

	Hungary - 0.3%
	Hungary Government International Bond
8,816,000	5.38%, 02/21/2023	9,706,769
9,414,000	5.75%, 11/22/2023	10,638,573
4,189,000	6.25%, 01/29/2020	4,469,562
17,070,000	6.38%, 03/29/2021	18,794,070

		43,608,974

	Indonesia - 0.4%
	Indonesia Government International Bond
1,965,000	3.85%, 07/18/2027(6)	1,996,151
1,255,000	4.35%, 01/08/2027(10)	1,312,859
1,700,000	4.75%, 01/08/2026(10)	1,822,492
530,000	4.75%, 07/18/2047(6)	550,400
5,860,000	5.13%, 01/15/2045(10)	6,368,765
600,000	5.25%, 01/08/2047(6)	664,718
1,990,000	5.25%, 01/08/2047(10)	2,204,647
9,999,000	5.88%, 01/15/2024(10)	11,281,182
2,856,000	6.63%, 02/17/2037(10)	3,586,602

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 900,000	6.75%, 01/15/2044(10)	$1,187,187
4,100,000	7.75%, 01/17/2038(10)	5,752,817
7,057,000	8.50%, 10/12/2035(10)	10,384,756
	Perusahaan Penerbit SBSN Indonesia III
1,270,000	3.40%, 03/29/2022(6)	1,276,350
3,060,000	4.15%, 03/29/2027(6)	3,121,200
1,235,000	4.15%, 03/29/2027(10)	1,259,700

		52,769,826

	Israel - 0.0%
	Israel Government International Bond
2,140,000	4.13%, 01/17/2048	2,141,070
1,200,000	4.50%, 01/30/2043	1,276,344

		3,417,414

	Ivory Coast - 0.1%
	Ivory Coast Government International Bond
510,000	5.38%, 07/23/2024(10)	517,650
99,225	5.75%, 12/31/2032(5)(10)	98,401
2,145,000	6.13%, 06/15/2033(6)	2,196,506
1,505,000	6.13%, 06/15/2033(10)	1,541,138
2,740,000	6.38%, 03/03/2028(10)	2,907,217

		7,260,912

	Jordan - 0.0%
510,000	Jordan Government International Bond 7.38%, 10/10/2047(6)	548,060

	Kuwait - 0.0%
770,000	Kuwait International Government Bond 3.50%, 03/20/2027(10)	766,612

	Mexico - 0.2%
	Mexico Government International Bond
EUR 940,000	4.00%, 03/15/2115	1,107,945
$ 1,820,000	4.35%, 01/15/2047	1,718,990
19,192,000	4.75%, 03/08/2044	19,172,808
1,864,000	5.75%, 10/12/2110	1,949,744
2,138,000	6.05%, 01/11/2040	2,480,080

		26,429,567

	Mongolia - 0.0%
1,755,000	Mongolia Government International Bond 5.63%, 05/01/2023(6)	1,790,112

	Morocco - 0.0%
	Morocco Government International Bond
EUR 1,360,000	3.50%, 06/19/2024(10)	1,897,393
$ 556,000	5.50%, 12/11/2042(10)	629,466

		2,526,859

	Nigeria - 0.0%
	Nigeria Government International Bond
1,935,000	6.50%, 11/28/2027(6)	2,007,717
455,000	7.63%, 11/28/2047(6)	486,056
926,000	7.88%, 02/16/2032(6)	1,045,547
1,755,000	7.88%, 02/16/2032(10)	1,981,571

		5,520,891

	Oman - 0.1%
	Oman Government International Bond
1,795,000	4.13%, 01/17/2023(6)	1,770,696
6,285,000	5.63%, 01/17/2028(6)	6,328,555
7,265,000	6.75%, 01/17/2048(6)	7,388,505

		15,487,756

	Paraguay - 0.0%
1,080,000	Paraguay Government International Bond 4.70%, 03/27/2027(6)	1,121,850

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Qatar - 0.1%
$ 7,215,000	Qatar Government International Bond 2.38%, 06/02/2021(10)	$7,006,487
8,125,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(10)	8,470,312

		15,476,799

	Romania - 0.1%
EUR 5,187,000	Romanian Government International Bond 3.88%, 10/29/2035(10)	7,036,441

	Russia - 0.4%
RUB 184,110,000	Russian Federal Bond - OFZ 8.50%, 09/17/2031	3,595,531
	Russian Foreign Bond - Eurobond
$ 2,200,000	4.25%, 06/23/2027(6)	2,256,725
2,600,000	4.25%, 06/23/2027(10)	2,667,038
5,800,000	4.75%, 05/27/2026(10)	6,163,950
3,600,000	4.88%, 09/16/2023(10)	3,844,656
15,300,000	5.00%, 04/29/2020(10)	15,952,637
2,600,000	5.25%, 06/23/2047(6)	2,736,500
12,400,000	5.25%, 06/23/2047(10)	13,051,000
5,000,000	5.63%, 04/04/2042(10)	5,600,000
600,000	5.88%, 09/16/2043(10)	693,394

		56,561,431

	Saudi Arabia - 0.2%
	Saudi Government International Bond
1,165,000	2.38%, 10/26/2021(6)	1,129,957
2,735,000	2.88%, 03/04/2023(6)	2,673,463
7,325,000	3.63%, 03/04/2028(6)	7,160,187
3,180,000	3.63%, 03/04/2028(10)	3,108,450
8,030,000	4.63%, 10/04/2047(6)	7,999,887

		22,071,944

	Senegal - 0.0%
	Senegal Government International Bond
485,000	6.25%, 07/30/2024(10)	515,846
1,035,000	6.25%, 05/23/2033(6)	1,082,217
495,000	6.25%, 05/23/2033(10)	517,582

		2,115,645

	South Africa - 0.2%
	Republic of South Africa Government Bond
ZAR 30,415,000	6.25%, 03/31/2036	1,873,222
23,625,000	8.00%, 01/31/2030	1,853,568
	Republic of South Africa Government International Bond
$ 6,785,000	4.30%, 10/12/2028	6,541,039
6,345,000	4.85%, 09/27/2027	6,423,691
660,000	5.00%, 10/12/2046	627,552
1,520,000	5.88%, 09/16/2025	1,657,560

		18,976,632

	Sri Lanka - 0.1%
	Sri Lanka Government International Bond
1,670,000	6.20%, 05/11/2027(6)	1,756,080
2,760,000	6.20%, 05/11/2027(10)	2,902,264
761,000	6.83%, 07/18/2026(6)	832,756
805,000	6.83%, 07/18/2026	880,904
1,900,000	6.85%, 11/03/2025(10)	2,078,157

		8,450,161

	Tajikistan - 0.0%
835,000	Republic of Tajikistan International Bond 7.13%, 09/14/2027(6)	812,288

	Tunisia - 0.1%
	Banque Centrale de Tunisie International Bond
EUR 2,540,000	5.63%, 02/17/2024(10)	3,319,412
$ 2,420,000	5.75%, 01/30/2025(10)	2,397,252
		5,716,664

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Turkey - 0.6%
	Turkey Government International Bond
3,020,000	3.25%, 03/23/2023	$2,854,685
3,430,000	4.88%, 10/09/2026	3,342,878
11,840,000	4.88%, 04/16/2043	10,149,248
5,144,000	5.63%, 03/30/2021	5,390,398
14,980,000	5.75%, 03/22/2024	15,792,845
2,455,000	5.75%, 05/11/2047	2,331,022
7,190,000	6.00%, 03/25/2027	7,556,690
8,605,000	6.00%, 01/14/2041	8,584,520
1,420,000	6.63%, 02/17/2045	1,503,553
2,680,000	6.75%, 04/03/2018	2,698,090
1,233,000	6.88%, 03/17/2036	1,356,409
2,780,000	7.00%, 03/11/2019	2,892,701
3,225,000	7.00%, 06/05/2020	3,458,619
3,372,000	7.38%, 02/05/2025	3,861,783

		71,773,441

	Ukraine - 0.2%
	Ukraine Government International Bond
3,840,000	7.38%, 09/25/2032(6)	3,896,609
615,000	7.38%, 09/25/2032(10)	624,066
1,502,000	7.75%, 09/01/2021(6)	1,634,777
1,120,000	7.75%, 09/01/2022(6)	1,220,352
550,000	7.75%, 09/01/2022(10)	599,280
620,000	7.75%, 09/01/2023(6)	673,587
1,580,000	7.75%, 09/01/2023(10)	1,716,559
2,830,000	7.75%, 09/01/2025(10)	3,048,986
620,000	7.75%, 09/01/2026(6)	662,619
510,000	7.75%, 09/01/2026(10)	545,057
4,900,000	7.75%, 09/01/2027(10)	5,231,534

		19,853,426

	United Arab Emirates - 0.3%
	Abu Dhabi Government International Bond
5,845,000	2.50%, 10/11/2022(6)	5,681,340
19,520,000	3.13%, 10/11/2027(6)	18,731,002
11,085,000	4.13%, 10/11/2047(6)	10,820,068
915,000	4.13%, 10/11/2047(10)	893,132

		36,125,542

	Uruguay - 0.0%
	Uruguay Government International Bond
UYU 1,769,725	4.38%, 12/15/2028(13)	69,493
8,062,000	9.88%, 06/20/2022(6)	294,404

		363,897

	Venezuela - 0.1%
	Venezuela Government International Bond
$ 345,000	6.00%, 12/09/2020(10)	89,700
1,015,000	7.00%, 12/01/2018(10)(12)	299,425
3,170,000	7.00%, 03/31/2038(10)	855,900
5,285,000	7.65%, 04/21/2025(10)(12)	1,374,100
4,765,000	7.75%, 10/13/2019(10)(12)	1,238,900
11,205,000	8.25%, 10/13/2024(12)	2,913,300
11,937,200	9.00%, 05/07/2023(10)(12)	3,103,672
12,825,000	9.25%, 05/07/2028(10)(12)	3,462,750

		13,337,747

	Zambia - 0.0%
2,995,000	Zambia Government International Bond 8.97%, 07/30/2027(10)	3,322,144

	Total Foreign Government Obligations (cost $623,427,289)	$629,353,438

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Municipal Bonds - 0.4%
	Development - 0.2%
	California State, GO Taxable
$ 725,000	7.30%, 10/01/2039	$1,075,806
13,785,000	7.60%, 11/01/2040	21,871,971
1,745,000	7.63%, 03/01/2040	2,708,676

		25,656,453

	General - 0.0%
2,280,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	3,049,021

	General Obligation - 0.1%
2,795,000	California State, GO Taxable 7.55%, 04/01/2039	4,344,408
15,265,000	Illinois State, GO 5.67%, 03/01/2018	15,305,605

		19,650,013

	Transportation - 0.1%
	Port Auth of New York & New Jersey
1,850,000	4.46%, 10/01/2062	2,100,990
15,000	4.93%, 10/01/2051	17,917
4,165,000	5.31%, 08/01/2046	4,606,323

		6,725,230

	Total Municipal Bonds (cost $51,888,965)	$55,080,717

Senior Floating Rate Interests - 0.1%(14)
	Healthcare-Products - 0.0%
2,048,906	INC Research LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/01/2024	2,057,225

	Household Products - 0.0%
860,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.65%, 09/06/2024	855,700

	Internet - 0.0%
1,036,087	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 04/04/2021	926,779

	Leisure Time - 0.1%
3,645,000	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 10/20/2024	3,667,781

	Machinery-Diversified - 0.0%
1,322,776	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.44%, 07/30/2024	1,328,491

	Total Senior Floating Rate Interests (cost $8,877,046)	$8,835,976

Convertible Bonds - 0.1%
	Commercial Services - 0.0%
1,200,000	Cardtronics, Inc. 1.00%, 12/01/2020	1,116,968

	Media - 0.0%
705,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(6)	829,616
2,080,000	DISH Network Corp. 3.38%, 08/15/2026	2,208,664

		3,038,280

	Oil & Gas - 0.0%
1,415,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(12)	474,025

	Semiconductors - 0.0%
	Microchip Technology, Inc.
40,000	1.63%, 02/15/2025	73,131
963,000	1.63%, 02/15/2027(6)	1,169,784

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,004,000	2.25%, 02/15/2037(6)		$1,234,035

			2,476,950

	Software - 0.1%
1,364,000	ServiceNow, Inc. 0.00%, 06/01/2022(6)(15)		1,668,667
2,156,000	Western Digital Corp. 1.50%, 02/01/2024(6)(8)		2,200,537

			3,869,204

	Total Convertible Bonds (cost $11,416,330)		$10,975,427

	Total Long-Term Investments (cost $10,953,910,624)		$12,188,565,855

Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 3.4%
424,916,029	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(16)		424,916,029

	Total Short-Term Investments (cost $424,916,029)		$424,916,029

	Total Investments (cost $11,378,826,653)	99.1%	$12,613,481,884
	Other Assets and Liabilities	0.9%	118,617,304

	Total Net Assets	100.0%	$12,732,099,188

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $4, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $4, which represented 0.0% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $1,293,596,546, which represented 10.2% of total net assets.
(7)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $36,470,584 at January 31, 2018.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(10)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $262,394,471, which represented 2.1% of total net assets.
(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(15)	Security is a zero-coupon bond.
(16)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	703	03/29/2018	$149,903,766	$(958,169)
U.S. Treasury 5-Year Note Future	5,759	03/29/2018	660,620,292	(10,831,501)
U.S. Treasury Long Bond Future	723	03/20/2018	106,868,437	(2,717,091)
U.S. Treasury Ultra Bond Future	185	03/20/2018	29,958,438	(93,620)

Total				$(14,600,381)

Short position contracts:
Euro-BOBL Future	61	03/08/2018	$9,879,570	$89,426
Euro-BUXL 30-Year Bond Future	52	03/08/2018	10,442,029	269,321
Euro-Bund Future	137	03/08/2018	27,014,060	713,803
U.S. Treasury 10-Year Note Future	8,797	03/20/2018	1,069,522,766	25,531,762

Total				$26,604,312

Total futures contracts				$12,003,931

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CDX.NA.HY.29	USD	25,000,000	(5.00%)	12/20/22	Quarterly	$(2,093,916)	$(2,206,057)	$(112,141)

Credit default swaps on indices:
Sell protection:
CDX.EM.28	USD	32,150,650	1.00%	12/20/22	Quarterly	$1,243,335	$165,133	$(1,078,202)

Total						$(850,581)	$(2,040,924)	$(1,190,343)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
937,100,000	CLP	1,551,747	USD	BCLY	03/21/18	$1,620	$ —
9,451,000	CNH	1,417,792	USD	GSC	03/21/18	78,547	—
9,451,000	CNH	1,418,217	USD	GSC	03/21/18	78,121	—
10,133,000	CNH	1,561,266	USD	UBS	03/21/18	43,051	—
1,078,000	CNH	163,003	USD	JPM	03/21/18	7,672	—
50,960,000	EGP	2,732,440	USD	CBK	04/26/18	121,503	—
50,960,000	EGP	2,662,487	USD	CBK	01/08/19	50,749	—
1,497,000	EUR	1,844,092	USD	MSC	03/21/18	20,739	—
507,000	EUR	614,186	USD	UBS	03/21/18	17,390	—
170,000	EUR	204,962	USD	BCLY	03/21/18	6,809	—
1,005,000	EUR	1,250,775	USD	SSG	03/21/18	1,165	—
355,000	EUR	441,534	USD	HSBC	03/21/18	693	—
20,562,000,000	IDR	1,503,620	USD	BCLY	03/21/18	26,707	—
20,851,000,000	IDR	1,561,288	USD	JPM	03/21/18	—	(9,453)
89,850,000	INR	1,376,927	USD	BNP	03/21/18	26,837	—
106,910,000	INR	1,672,167	USD	BCLY	03/21/18	—	(1,868)
4,193,000	PEN	1,291,744	USD	MSC	03/21/18	9,412	—
442,000	PEN	136,147	USD	BNP	03/21/18	1,013	—
5,310,000	PEN	1,647,278	USD	BCLY	03/21/18	501	—
56,022,000	PHP	1,101,169	USD	JPM	03/21/18	—	(11,565)
101,068,000	PHP	1,989,998	USD	BCLY	03/21/18	—	(24,268)
2,577,000	PLN	723,287	USD	UBS	03/21/18	47,427	—
2,578,000	PLN	724,809	USD	UBS	03/21/18	46,205	—
5,550,000	PLN	1,629,707	USD	UBS	03/21/18	30,156	—
78,400,000	RUB	1,322,760	USD	BOA	03/21/18	63,147	—
1,492,175	USD	4,977,000	BRL	MSC	03/02/18	—	(64,889)
502,654	USD	1,534,903,000	COP	MSC	03/21/18	—	(36,468)
2,848,519	USD	50,960,000	EGP	CBK	04/26/18	—	(5,424)
11,163,259	USD	8,989,000	EUR	CBK	02/28/18	—	(16,717)
262,926	USD	210,000	EUR	CSFB	03/21/18	1,327	—
452,279	USD	364,000	EUR	BNP	03/21/18	—	(1,160)
612,427	USD	494,000	EUR	JPM	03/21/18	—	(2,955)
2,265,013	USD	1,823,000	EUR	BNP	03/21/18	—	(5,920)
1,716,876	USD	1,384,000	EUR	SSG	03/21/18	—	(7,190)
629,589	USD	520,000	EUR	CSFB	03/21/18	—	(18,181)
704,655	USD	582,000	EUR	CSFB	03/21/18	—	(20,349)
1,805,188	USD	1,470,000	EUR	UBS	03/21/18	—	(26,009)
637,795	USD	537,000	EUR	GSC	03/21/18	—	(31,153)
1,210,240	USD	1,003,000	EUR	BNP	03/21/18	—	(39,210)
1,162,171	USD	975,000	EUR	HSBC	03/21/18	—	(52,399)
1,102,602	USD	929,000	EUR	JPM	03/21/18	—	(54,665)
46,601,141	USD	39,405,000	EUR	MSC	03/21/18	—	(2,486,155)
22,718	USD	16,000	GBP	GSC	02/28/18	—	(23)
1,716,719	USD	103,295,000	RUB	BCLY	03/21/18	—	(109,266)
474,683	USD	5,877,000	ZAR	CSFB	03/22/18	—	(17,623)
1,346,084	USD	16,678,000	ZAR	CSFB	03/22/18	—	(51,003)
1,495,613	USD	20,744,000	ZAR	GSC	03/22/18	—	(242,077)

Total						$ 680,791	$ (3,335,990)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA

The Hartford Balanced Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
EM	Emerging Markets
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Index
OJSC	Open Joint Stock Company
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation

The Hartford Balanced Income Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$731,120,737	$731,120,737	$—	$—
Capital Goods	278,048,586	278,048,586	—	—
Consumer Durables & Apparel	76,189,892	76,189,892	—	—
Consumer Services	28,909,140	28,909,140	—	—
Diversified Financials	149,563,689	149,563,689	—	—
Energy	824,098,827	824,022,774	76,053	—
Food, Beverage & Tobacco	469,240,005	376,754,663	92,485,342	—
Health Care Equipment & Services	77,211,846	77,211,846	—	—
Household & Personal Products	135,722,245	135,722,245	—	—
Insurance	249,841,516	249,841,516	—	—
Materials	310,167,028	310,167,028	—	—
Pharmaceuticals, Biotechnology & Life Sciences	738,002,724	597,091,940	140,910,784	—
Real Estate	63,853,080	63,853,080	—	—
Retailing	106,623,929	106,623,929	—	—
Semiconductors & Semiconductor Equipment	345,453,726	345,453,726	—	—
Software & Services	86,634,108	86,634,108	—	—
Technology Hardware & Equipment	216,977,377	216,977,377	—	—
Telecommunication Services	213,021,155	213,021,155	—	—
Transportation	142,501,960	142,501,960	—	—
Utilities	408,290,864	408,290,860	—	4
Preferred Stocks	767,590	767,590	—	—
Asset & Commercial Mortgage Backed Securities	78,375,015	—	78,375,015	—
Corporate Bonds	5,753,705,258	—	5,753,705,258	—
Foreign Government Obligations	629,353,438	—	629,353,438	—
Municipal Bonds	55,080,717	—	55,080,717	—
Senior Floating Rate Interests	8,835,976	—	8,835,976	—
Convertible Bonds	10,975,427	—	10,975,427	—
Short-Term Investments	424,916,029	424,916,029	—	—
Foreign Currency Contracts(2)	680,791	—	680,791	—
Futures Contracts(2)	26,604,312	26,604,312	—	—

Total	$12,640,766,987	$5,870,288,182	$6,770,478,801	$4

Liabilities
Foreign Currency Contracts(2)	$(3,335,990)	$—	$(3,335,990)	$—
Futures Contracts(2)	(14,600,381)	(14,600,381)	—	—
Swaps - Credit Default(2)	(1,190,343)	—	(1,190,343)	—

Total	$(19,126,714)	$(14,600,381)	$(4,526,333)	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

(2)  Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

The Hartford Capital Appreciation Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.1%
	Automobiles & Components - 1.2%
264,264	Aptiv plc	$25,073,368
613,700	General Motors Co.	26,027,017
327,626	Magna International, Inc.	18,714,636
403,659	Valeo S.A.	31,783,575

		101,598,596

	Banks - 6.5%
5,674,261	Bank of America Corp.	181,576,352
5,972,000	China Merchants Bank Co., Ltd. Class H	29,157,250
1,458,371	Citigroup, Inc.	114,452,956
722,892	Citizens Financial Group, Inc.	33,180,743
5,329,224	ICICI Bank Ltd.	29,482,679
1,079,971	KeyCorp	23,111,379
490,602	PNC Financial Services Group, Inc.	77,524,928
534,564	SunTrust Banks, Inc.	37,793,675
1,253,009	UniCredit S.p.A.*	27,625,827
1,900	Union Bankshares Corp.	71,725

		553,977,514

	Capital Goods - 3.6%
634,859	AerCap Holdings N.V.*	34,345,872
339,337	Airbus SE	39,023,285
121,450	Cie de Saint-Gobain	7,054,390
195,062	Deere & Co.	32,462,218
106,104	General Dynamics Corp.	23,606,018
806,800	Harry’s, Inc.*(1)(2)(3)(4)	10,891,800
248,186	Ingersoll-Rand plc	23,485,841
886,900	Komatsu Ltd.	34,857,373
96,077	L3 Technologies, Inc.	20,412,520
372,334	Lithium Technology Corp., Escrow*(1)(2)(3)(4)	111,700
95,356	Lockheed Martin Corp.	33,837,077
129,165	Rockwell Automation, Inc.	25,482,963
250,636	Xylem, Inc.	18,110,957

		303,682,014

	Commercial & Professional Services - 1.8%
2,353,075	ADT, Inc.*	29,366,376
115,739	Equifax, Inc.	14,459,273
608,397	IHS Markit Ltd.*	29,038,789
4,595	Klarna Holding AB*(1)(2)(3)(4)	561,484
486,171	Republic Services, Inc.	33,448,565
483,075	TransUnion*	28,675,332
273,582	Waste Connections, Inc.	19,648,659

		155,198,478

	Consumer Durables & Apparel - 3.0%
2,756,357	NIKE, Inc. Class B	188,038,675
83,332	One Kings Lane, Inc., Escrow*(1)(2)(3)(4)	20,833
65,900	Sony Corp.	3,160,634
194,076	Under Armour, Inc. Class A*	2,689,894
2,991,426	Under Armour, Inc. Class C*	38,439,824
279,266	VF Corp.	22,659,643

		255,009,503

	Consumer Services - 4.4%
126,845	Chipotle Mexican Grill, Inc.*	41,194,182
106,118	Churchill Downs, Inc.	27,484,562
5,654,566	DraftKings, Inc.*(1)(2)(3)(4)	8,029,484
1,181,339	Hilton Worldwide Holdings, Inc.	101,181,685
776,150	Las Vegas Sands Corp.	60,167,148
230,548	McDonald’s Corp.	39,455,985
415,018	MGM Resorts International	15,127,406
281,820	New Oriental Education & Technology Group, Inc. ADR	25,952,804
135,209	Royal Caribbean Cruises Ltd.	18,057,162

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

370,959	Yum! Brands, Inc.	$31,379,422

		368,029,840

	Diversified Financials - 5.7%
1,290,133	American Express Co.	128,239,220
90,589	BlackRock, Inc.	50,892,900
218,134	Capital One Financial Corp.	22,677,211
109,238	Goldman Sachs Group, Inc.	29,263,768
445,109	Intercontinental Exchange, Inc.	32,866,849
1,365,300	J2 Acquisition Ltd.*(2)	13,038,615
421,678	Ocelot Partners Ltd.*(2)	4,016,483
1,704,617	Synchrony Financial	67,639,202
1,501,193	TD Ameritrade Holding Corp.	83,751,557
2,463,460	UBS Group AG*	50,006,764

		482,392,569

	Energy - 1.7%
496,803	Diamondback Energy, Inc.*	62,348,776
55,715	Hess Corp.	2,814,165
1,712,158	Kinder Morgan, Inc.	30,784,601
80,999	Lundin Petroleum AB*	2,020,829
697,183	Newfield Exploration Co.*	22,072,814
91,440	Noble Energy, Inc.	2,790,749
1,269,675	Petroleo Brasileiro S.A. ADR*	16,962,858

		139,794,792

	Food & Staples Retailing - 0.8%
226,650	Costco Wholesale Corp.	44,167,286
593,230	Seven & i Holdings Co., Ltd.	24,476,537

		68,643,823

	Food, Beverage & Tobacco - 2.2%
418,180	Altria Group, Inc.	29,414,781
1,012,408	Coca-Cola Co.	48,180,497
1,797,434	Diageo plc	64,693,876
161,246	Hershey Co.	17,790,271
414,389	Monster Beverage Corp.*	28,273,762

		188,353,187

	Health Care Equipment & Services - 6.8%
212,092	Aetna, Inc.	39,623,027
923,795	Baxter International, Inc.	66,540,954
159,585	Becton Dickinson and Co.	38,769,580
655,247	Cardinal Health, Inc.	47,040,182
433,251	Danaher Corp.	43,879,661
367,324	Edwards Lifesciences Corp.*	46,495,872
1,213,278	Hologic, Inc.*	51,806,971
275,878	McKesson Corp.	46,590,277
750,691	Medtronic plc	64,476,850
205,488	Stryker Corp.	33,778,117
82,154	Teleflex, Inc.	22,818,274
306,800	UnitedHealth Group, Inc.	72,644,104

		574,463,869

	Household & Personal Products - 1.1%
783,863	Colgate-Palmolive Co.	58,193,989
1,701,483	Coty, Inc. Class A	33,366,082

		91,560,071

	Insurance - 4.6%
320,869	Aflac, Inc.	28,300,646
312,096	American International Group, Inc.	19,949,176
342,962	Arthur J Gallagher & Co.	23,431,164
1,252,922	AXA S.A.	41,205,378
525,740	Chubb Ltd.	82,094,301
236,986	Lincoln National Corp.	19,622,441
575,256	Marsh & McLennan Cos., Inc.	48,045,381
2,492,000	Ping An Insurance Group Co. of China Ltd. Class H	29,350,737

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

827,400	Tokio Marine Holdings, Inc.	$39,121,027
330,084	Unum Group	17,557,168
259,029	Willis Towers Watson plc	41,566,384

		390,243,803

	Materials - 4.6%
932,701	ArcelorMittal*	33,940,989
784,510	Ball Corp.	30,031,043
207,331	Eastman Chemical Co.	20,563,088
1,495,592	Freeport-McMoRan, Inc.*	29,164,044
1,506,781	International Paper Co.	94,716,254
282,587	KapStone Paper & Packaging Corp.	9,788,814
261,306	Nucor Corp.	17,497,050
215,364	Packaging Corp. of America	27,056,179
487,934	Praxair, Inc.	78,796,462
1,082,541	Steel Dynamics, Inc.	49,147,361

		390,701,284

	Media - 0.2%
406,971	DISH Network Corp. Class A*	19,086,940
25,200	Weinstein Co. LLC*(1)(2)(3)(4)	—

		19,086,940

	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
339,214	Agilent Technologies, Inc.	24,908,484
454,213	Alkermes plc*	25,967,357
160,222	Alnylam Pharmaceuticals, Inc.*	20,825,655
168,008	BeiGene Ltd. ADR*	22,807,086
2,528,741	Bristol-Myers Squibb Co.	158,299,187
866,979	Exact Sciences Corp.*	43,097,526
666,890	Ionis Pharmaceuticals, Inc.*	35,025,063
266,334	Johnson & Johnson	36,804,695
525,560	Merck & Co., Inc.	31,139,430
36,568	Mettler-Toledo International, Inc.*	24,692,908
1,047,718	Pfizer, Inc.	38,807,475
198,755	TESARO, Inc.*	13,408,012
163,908	Thermo Fisher Scientific, Inc.	36,733,422

		512,516,300

	Real Estate - 2.9%
317,714	American Tower Corp. REIT	46,926,358
156,544	AvalonBay Communities, Inc. REIT	26,675,098
523,228	CBRE Group, Inc. Class A, REIT*	23,906,287
498,462	Public Storage REIT	97,578,921
879,033	Realogy Holdings Corp.	24,182,198
35,254	Redfin Corp.*	715,656
361,320	Welltower, Inc. REIT	21,668,360
55,763	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)(4)	2,889,081

		244,541,959

	Retailing - 4.1%
352,933	CarMax, Inc.*	25,188,828
449,497	Dollar Tree, Inc.*	51,692,155
210,056	Expedia, Inc.	26,889,269
177,576	Genuine Parts Co.	18,480,334
228,437	Home Depot, Inc.	45,892,993
12,011	Honest Co.*(1)(2)(3)(4)	212,355
10,615	JAND, Inc. Class A*(1)(2)(3)(4)	103,178
14,189	Priceline Group, Inc.*	27,130,077
342,824	Ross Stores, Inc.	28,245,269
894,071	TJX Cos., Inc.	71,811,783
316,327	Tory Burch LLC*(1)(2)(3)(4)	15,560,109
361,783	Wayfair, Inc. Class A*	33,287,654

		344,494,004

	Semiconductors & Semiconductor Equipment - 4.9%
642,680	Advanced Micro Devices, Inc.*	8,830,423

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

130,146	Broadcom Ltd.	$32,280,112
271,038	KLA-Tencor Corp.	29,759,972
639,188	Marvell Technology Group Ltd.	14,912,256
445,064	Microchip Technology, Inc.	42,378,994
2,505,585	Micron Technology, Inc.*	109,544,176
254,318	NVIDIA Corp.	62,511,365
295,195	NXP Semiconductors N.V.*	35,517,863
421,987	QUALCOMM, Inc.	28,800,613
3,992,490	Taiwan Semiconductor Manufacturing Co., Ltd.	34,891,578
354,475	Teradyne, Inc.	16,249,134

		415,676,486

	Software & Services - 17.3%
352,750	Accenture plc Class A	56,686,925
250,794	Adobe Systems, Inc.*	50,098,609
301,307	Alibaba Group Holding Ltd. ADR*	61,554,007
165,953	Alliance Data Systems Corp.	42,593,497
86,290	Alphabet, Inc. Class C*	100,954,123
475,792	Atlassian Corp. plc Class A*	25,688,010
287,252	Birst, Inc. Escrow*(1)(2)(3)(4)	27,289
287,837	CoStar Group, Inc.*	99,623,264
490,301	Delivery Hero AG*(2)	21,037,815
656,377	Facebook, Inc. Class A*	122,670,298
382,769	FleetCor Technologies, Inc.*	81,338,412
12,500	ForeScout Technologies, Inc.*	380,250
30,723	ForeScout Technologies, Inc.*(1)(2)(3)(4)	890,979
837,862	Genpact Ltd.	28,437,036
597,959	Global Payments, Inc.	66,839,857
350,058	Guidewire Software, Inc.*	27,812,108
1,835,127	Just Eat plc*	21,210,702
916,806	Microsoft Corp.	87,105,738
663,717	PayPal Holdings, Inc.*	56,628,334
854,188	salesforce.com, Inc.*	97,300,555
711,071	ServiceNow, Inc.*	105,857,140
521,500	SS&C Technologies Holdings, Inc.	26,221,020
744,940	Trade Desk, Inc. Class A*	36,114,691
58,205	Veracode, Inc. Escrow*(1)(2)(3)(4)	233,984
402,053	Verint Systems, Inc.*	16,785,713
229,256	VeriSign, Inc.*	26,346,100
391,382	Visa, Inc. Class A	48,621,386
449,656	Workday, Inc. Class A*	53,909,258
815,604	Yandex N.V. Class A*	31,588,343
716,193	Zillow Group, Inc. Class A*	32,078,284
887,911	Zillow Group, Inc. Class C*	39,476,523

		1,466,110,250

	Technology Hardware & Equipment - 2.9%
693,213	Apple, Inc.	116,064,652
363,848	CDW Corp.	27,212,192
1,927,617	Flex Ltd.*	34,716,382
12,154	Samsung Electronics Co., Ltd.	28,407,884
344,458	TE Connectivity Ltd.	35,317,279

		241,718,389

	Telecommunication Services - 1.3%
1,122,524	AT&T, Inc.	42,038,524
424,600	SoftBank Group Corp.	35,279,126
581,333	Verizon Communications, Inc.	31,432,675

		108,750,325

	Transportation - 5.2%
270,805	Alaska Air Group, Inc.	17,800,013
1,158,330	Canadian National Railway Co.	92,835,912
1,641,364	CSX Corp.	93,180,234
405,144	Delta Air Lines, Inc.	23,000,025
186,400	JetBlue Airways Corp.*	3,888,304
1,427,016	Knight-Swift Transportation Holdings, Inc.	71,051,127

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

457,639	Union Pacific Corp.	$61,094,806
588,075	United Parcel Service, Inc. Class B	74,873,709

		437,724,130

	Utilities - 1.2%
264,633	Dominion Energy, Inc.	20,228,547
3,627,035	Iberdrola S.A.	29,523,289
74,403	Iberdrola S.A.	601,198
779,149	NRG Energy, Inc.	20,265,665
720,619	Southern Co.	32,507,123

		103,125,822

	Total Common Stocks (cost $6,960,515,508)	$7,957,393,948

Exchange-Traded Funds - 2.0%
	Other Investment Pools & Funds - 2.0%
609,704	SPDR S&P 500 ETF Trust	171,875,558

	Total Exchange-Traded Funds (cost $165,099,613)	$171,875,558

Preferred Stocks - 2.3%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C *(1)(2)(3)(4)	988,553

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E *(1)(2)(3)(4)	1,057,770

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. *(1)(2)(3)(4)	5,840,904

	Health Care Equipment & Services - 0.1%
956,830	Moderna Therapeutics, Inc. Series E *(1)(2)(3)(4)	8,400,967

	Real Estate - 0.8%
762,484	WeWork Companies, Inc. Class D-1 *(1)(2)(3)(4)	39,504,296
599,094	WeWork Companies, Inc. Class D-2 *(1)(2)(3)(4)	31,039,060

		70,543,356

	Retailing - 0.2%
448,670	Coupang LLC *(1)(2)(3)(4)	2,233,075
278,194	Honest Co. *(1)(2)(3)(4)	9,839,722
23,702	JAND, Inc. Series D *(1)(2)(3)(4)	256,930

		12,329,727

	Software & Services - 0.9%
18,389	Dropbox, Inc. Series C *(1)(2)(3)(4)	270,502
566,622	Essence Group Holdings Corp. Series 3 *(1)(2)(3)(4)	1,093,580
12,426	General Assembly Space, Inc. Series D *(1)(2)(3)(4)	609,134
77,707	Lookout, Inc. Series F *(1)(2)(3)(4)	619,325
95,031	MarkLogic Corp. Series F *(1)(2)(3)(4)	931,304
2,286,050	Pinterest, Inc. Series G *(1)(2)(3)(4)	15,339,395
47,064	Sharecare *(1)(2)(3)(4)	14,119,200
1,064,607	Uber Technologies, Inc. Series D *(1)(2)(3)(4)	37,367,706
306,876	Zuora, Inc. Series F *(1)(2)(3)(4)	1,635,649

		71,985,795

	Technology Hardware & Equipment - 0.2%
5,362,869	Rethink Robotics, Inc. *(1)(2)(3)(4)	18,524,422

	Total Preferred Stocks (cost $113,152,261)	$189,671,494

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
28,025	Honest Co. Series C *(1)(2)(3)(4)	855,323

	Total Convertible Preferred Stocks (cost $758,281)	$855,323

Warrants - 0.0%
	Diversified Financials - 0.0%
1,365,300	J2 Acquisition Ltd. Expires 10/10/20*	668,997

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

408,983	Ocelot Partners Ltd. Expires 4/1/20*		$245,390

			914,387

	Total Warrants (cost $17,743)		$914,387

Rights - 0.0%
	Banks - 0.0%
1,176,009	UniCredit S.p.A. Rights Expires 2/21/18*		5,831

	Total Rights (cost $—)		$5,831

Closed End Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
565,900	Altaba, Inc.*		45,204,092

	Total Closed Funds (cost $36,267,935)		$45,204,092

	Total Long-Term Investments (cost $7,275,811,341)		$8,365,920,633

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
120,124,542	Fidelity Institutional Government Fund, Institutional Class, 1.22%(5)		120,124,542

	Total Short-Term Investments (cost $120,124,542)		$120,124,542

	Total Investments (cost $7,395,935,883)	100.3%	$8,486,045,175
	Other Assets and Liabilities	(0.3)%	(28,122,445)

	Total Net Assets	100.0%	$8,457,922,730

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $268,152,006, which represented 3.2% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $230,059,093, which represented 2.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $230,059,093, which represented 2.7% of total net assets.

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities:

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
11/2015	ForeScout Technologies, Inc.	30,723	$621,083	$890,979

(5)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Capital Appreciation Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$101,598,596	$69,815,021	$31,783,575	$—
Banks	553,977,514	467,711,758	86,265,756	—
Capital Goods	303,682,014	211,743,466	80,935,048	11,003,500
Commercial & Professional Services	155,198,478	154,636,994	—	561,484
Consumer Durables & Apparel	255,009,503	254,988,670	—	20,833
Consumer Services	368,029,840	360,000,356	—	8,029,484
Diversified Financials	482,392,569	432,385,805	50,006,764	—
Energy	139,794,792	137,773,963	2,020,829	—
Food & Staples Retailing	68,643,823	44,167,286	24,476,537	—
Food, Beverage & Tobacco	188,353,187	123,659,311	64,693,876	—
Health Care Equipment & Services	574,463,869	574,463,869	—	—
Household & Personal Products	91,560,071	91,560,071	—	—
Insurance	390,243,803	280,566,661	109,677,142	—
Materials	390,701,284	390,701,284	—	—
Media	19,086,940	19,086,940	—	—
Pharmaceuticals, Biotechnology & Life Sciences	512,516,300	512,516,300	—	—
Real Estate	244,541,959	241,652,878	—	2,889,081
Retailing	344,494,004	328,618,362	—	15,875,642
Semiconductors & Semiconductor Equipment	415,676,486	380,784,908	34,891,578	—
Software & Services	1,466,110,250	1,443,747,296	21,210,702	1,152,252
Technology Hardware & Equipment	241,718,389	213,310,505	28,407,884	—
Telecommunication Services	108,750,325	73,471,199	35,279,126	—
Transportation	437,724,130	437,724,130	—	—
Utilities	103,125,822	73,602,533	29,523,289	—
Exchange-Traded Funds	171,875,558	171,875,558	—	—
Preferred Stocks	189,671,494	—	—	189,671,494
Convertible Preferred Stocks	855,323	—	—	855,323
Warrants	914,387	914,387	—	—
Rights	5,831	5,831	—	—
Closed End Funds	45,204,092	45,204,092	—	—
Short-Term Investments	120,124,542	120,124,542	—	—

Total	$8,486,045,175	$7,656,813,976	$599,172,106	$230,059,093

(1) For the period ended January 31, 2018, investments valued at $55,765,630 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor; there were no transfers from Level 1 to 2 and investments valued at $1,838,096 were transferred out of level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2018:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$43,555,875	$238,302,918	$855,323	$282,714,116
Purchases	-	-	-	-
Sales	(5,059,454)	(30,844,248)	-	(35,903,702)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	3,433,403	16,320,728	-	19,754,131
Net change in unrealized appreciation/(depreciation)	(2,397,548)	(32,269,808)	-	(34,667,356)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(1,838,096)	-	(1,838,096)

Ending balance	$39,532,276	$189,671,494	$855,323	$230,059,093

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2018 was $(34,667,356).

The Hartford Checks and Balances Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Domestic Equity Funds - 67.6%
14,681,091	The Hartford Capital Appreciation Fund, Class F*		$585,041,484
21,712,450	The Hartford Dividend and Growth Fund, Class F		581,676,538

	Total Domestic Equity Funds (cost $1,109,793,015)		$1,166,718,022

	Taxable Fixed Income Funds - 32.5%
54,827,484	The Hartford Total Return Bond Fund, Class F		561,433,432

	Total Taxable Fixed Income Funds (cost $565,447,503)		$561,433,432

	Total Affiliated Investment Companies (cost $1,675,240,518)		$1,728,151,454

	Total Long-Term Investments (cost $1,675,240,518)		$1,728,151,454

	Total Investments (cost $1,675,240,518)	100.1%	$1,728,151,454
	Other Assets and Liabilities	(0.1)%	(1,513,303)

	Total Net Assets	100.0%	$1,726,638,151

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Checks and Balances Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$1,728,151,454	$1,728,151,454	$—	$—

Total	$1,728,151,454	$1,728,151,454	$—	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford Conservative Allocation Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Funds - 5.1%
466,886	Hartford Real Total Return Fund, Class F*		$3,791,116
279,189	The Hartford Global Real Asset Fund, Class F*		2,702,546

	Total Alternative Funds (cost $6,643,835)		$6,493,662

	Domestic Equity Funds - 25.9%
336,263	Hartford Core Equity Fund, Class F*		10,293,010
128,312	Hartford Quality Value Fund, Class F		2,689,411
103,151	Hartford Small Cap Core Fund, Class F*		1,458,557
489,483	The Hartford Equity Income Fund, Class F		10,230,187
56,374	The Hartford Growth Opportunities Fund, Class F*		2,709,887
166,483	The Hartford MidCap Fund, Class F*		5,402,379

	Total Domestic Equity Funds (cost $28,974,973)		$32,783,431

	International/Global Equity Funds - 8.4%
381,281	Hartford Schroders International Multi-Cap Value Fund, Class F		4,110,207
285,617	The Hartford International Opportunities Fund, Class F*		5,149,675
79,158	The Hartford International Small Company Fund, Class F*		1,382,100

	Total International/Global Equity Funds (cost $9,167,236)		$10,641,982

	Multi-Strategy Funds - 4.7%
531,542	The Hartford Global All-Asset Fund, Class F*		5,873,542

	Total Multi-Strategy Funds (cost $5,853,099)		$5,873,542

	Taxable Fixed Income Funds - 56.0%
423,450	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		4,238,739
478,206	The Hartford Inflation Plus Fund, Class F*		5,045,072
1,791,979	The Hartford Quality Bond Fund, Class F		17,597,237
850,535	The Hartford Short Duration Fund, Class F		8,360,754
1,018,377	The Hartford Strategic Income Fund, Class F		8,961,719
1,477,613	The Hartford Total Return Bond Fund, Class F		15,130,756
1,085,518	The Hartford World Bond Fund, Class F*		11,495,632

	Total Taxable Fixed Income Funds (cost $71,204,680)		$70,829,909

	Total Affiliated Investment Companies (cost $121,843,823)		$126,622,526

	Total Long-Term Investments (cost $121,843,823)		$126,622,526

	Total Investments (cost $121,843,823)	100.1%	$126,622,526
	Other Assets and Liabilities	(0.1)%	(103,480)

	Total Net Assets	100.0%	$126,519,046

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*    Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Conservative Allocation Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$126,622,526	$126,622,526	$—	$—

Total	$126,622,526	$126,622,526	$—	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

Hartford Core Equity Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Banks - 10.1%
3,252,897	Bank of America Corp.	$104,092,704
924,571	Fifth Third Bancorp	30,603,300
885,057	JP Morgan Chase & Co.	102,374,543
116,089	M&T Bank Corp.	22,147,459
559,241	PNC Financial Services Group, Inc.	88,371,263

		347,589,269

	Capital Goods - 6.7%
486,779	AMETEK, Inc.	37,141,238
191,176	Boeing Co.	67,747,039
306,340	Fortune Brands Home & Security, Inc.	21,728,696
126,072	General Dynamics Corp.	28,048,499
252,919	Illinois Tool Works, Inc.	43,924,443
197,850	Snap-on, Inc.	33,893,683

		232,483,598

	Commercial & Professional Services - 2.2%
145,498	Equifax, Inc.	18,177,065
487,683	IHS Markit Ltd.*	23,277,109
500,066	Republic Services, Inc.	34,404,541

		75,858,715

	Consumer Durables & Apparel - 3.0%
832,088	NIKE, Inc. Class B	56,765,043
574,707	VF Corp.	46,631,726

		103,396,769

	Consumer Services - 1.2%
929,634	Aramark	42,586,534

	Diversified Financials - 2.5%
438,517	Capital One Financial Corp.	45,588,227
989,228	Synchrony Financial	39,252,567

		84,840,794

	Energy - 2.3%
442,675	Continental Resources, Inc.*	24,581,743
479,833	EOG Resources, Inc.	55,180,795

		79,762,538

	Food & Staples Retailing - 2.8%
245,802	Costco Wholesale Corp.	47,899,436
438,992	Wal-Mart Stores, Inc.	46,796,547

		94,695,983

	Food, Beverage & Tobacco - 3.2%
489,242	Altria Group, Inc.	34,413,282
163,861	Constellation Brands, Inc. Class A	35,962,574
589,432	Monster Beverage Corp.*	40,216,945

		110,592,801

	Health Care Equipment & Services - 9.9%
652,175	Abbott Laboratories	40,539,198
232,684	Aetna, Inc.	43,470,025
661,948	Baxter International, Inc.	47,680,114
273,185	Danaher Corp.	27,668,177
502,578	Hologic, Inc.*	21,460,081
210,326	Laboratory Corp. of America Holdings*	36,701,887
579,382	Medtronic plc	49,763,120
315,250	UnitedHealth Group, Inc.	74,644,895

		341,927,497

	Household & Personal Products - 2.7%
722,093	Colgate-Palmolive Co.	53,608,184
278,737	Estee Lauder Cos., Inc. Class A	37,618,346

		91,226,530

Hartford Core Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Insurance - 4.1%
390,022	Allstate Corp.	$38,522,473
447,484	Chubb Ltd.	69,874,627
901,209	XL Group Ltd.	33,200,539

		141,597,639

	Materials - 2.7%
234,293	Crown Holdings, Inc.*	13,600,709
495,279	DowDuPont, Inc.	37,433,187
299,868	Ecolab, Inc.	41,285,826

		92,319,722

	Media - 1.9%
1,550,405	Comcast Corp. Class A	65,938,725

	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
185,583	Allergan plc	33,453,191
589,731	Bristol-Myers Squibb Co.	36,917,161
554,311	Eli Lilly & Co.	45,148,631
734,136	Merck & Co., Inc.	43,497,558
212,080	Thermo Fisher Scientific, Inc.	47,529,249

		206,545,790

	Retailing - 5.1%
427,632	Dollar Tree, Inc.*	49,177,680
114,079	O’Reilly Automotive, Inc.*	30,195,571
23,780	Priceline Group, Inc.*	45,468,549
651,042	TJX Cos., Inc.	52,291,693

		177,133,493

	Semiconductors & Semiconductor Equipment - 2.5%
145,906	Lam Research Corp.	27,943,917
432,748	QUALCOMM, Inc.	29,535,051
625,362	Teradyne, Inc.	28,666,594

		86,145,562

	Software & Services - 15.7%
84,847	Alphabet, Inc. Class A*	100,307,820
20,222	Alphabet, Inc. Class C*	23,658,527
654,875	eBay, Inc.*	26,574,828
436,022	Facebook, Inc. Class A*	81,488,152
799,535	GoDaddy, Inc. Class A*	44,158,318
524,011	Mastercard, Inc. Class A	88,557,859
754,750	Microsoft Corp.	71,708,797
255,911	salesforce.com, Inc.*	29,150,822
362,433	SS&C Technologies Holdings, Inc.	18,223,131
359,440	Total System Services, Inc.	31,939,838
209,763	Workday, Inc. Class A*	25,148,486

		540,916,578

	Technology Hardware & Equipment - 5.9%
605,102	Apple, Inc.	101,312,228
287,967	CDW Corp.	21,537,052
315,177	Motorola Solutions, Inc.	31,347,504
782,692	NetApp, Inc.	48,135,558

		202,332,342

	Telecommunication Services - 1.7%
1,110,570	Verizon Communications, Inc.	60,048,520

	Transportation - 2.2%
180,124	FedEx Corp.	47,278,947
197,744	Norfolk Southern Corp.	29,835,615

		77,114,562

	Utilities - 4.6%
747,895	American Electric Power Co., Inc.	51,440,218
429,120	NextEra Energy, Inc.	67,981,191

Hartford Core Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

483,555	Pinnacle West Capital Corp.		$38,660,222

			158,081,631

	Total Common Stocks (cost $2,638,180,756)		$3,413,135,592

	Total Long-Term Investments (cost $2,638,180,756)		$3,413,135,592

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
30,461,528	Fidelity Institutional Government Fund, Institutional Class, 1.22%(1)		30,461,528

	Total Short-Term Investments (cost $30,461,528)		$30,461,528

	Total Investments (cost $2,668,642,284)	99.9%	$3,443,597,120
	Other Assets and Liabilities	0.1%	1,925,139

	Total Net Assets	100.0%	$3,445,522,259

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Core Equity Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$347,589,269	$347,589,269	$—	$—
Capital Goods	232,483,598	232,483,598	—	—
Commercial & Professional Services	75,858,715	75,858,715	—	—
Consumer Durables & Apparel	103,396,769	103,396,769	—	—
Consumer Services	42,586,534	42,586,534	—	—
Diversified Financials	84,840,794	84,840,794	—	—
Energy	79,762,538	79,762,538	—	—
Food & Staples Retailing	94,695,983	94,695,983	—	—
Food, Beverage & Tobacco	110,592,801	110,592,801	—	—
Health Care Equipment & Services	341,927,497	341,927,497	—	—
Household & Personal Products	91,226,530	91,226,530	—	—
Insurance	141,597,639	141,597,639	—	—
Materials	92,319,722	92,319,722	—	—
Media	65,938,725	65,938,725	—	—
Pharmaceuticals, Biotechnology & Life Sciences	206,545,790	206,545,790	—	—
Retailing	177,133,493	177,133,493	—	—
Semiconductors & Semiconductor Equipment	86,145,562	86,145,562	—	—
Software & Services	540,916,578	540,916,578	—	—
Technology Hardware & Equipment	202,332,342	202,332,342	—	—
Telecommunication Services	60,048,520	60,048,520	—	—
Transportation	77,114,562	77,114,562	—	—
Utilities	158,081,631	158,081,631	—	—
Short-Term Investments	30,461,528	30,461,528	—	—

Total	$3,443,597,120	$3,443,597,120	$—	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford Dividend and Growth Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Automobiles & Components - 0.6%
4,848,135	Ford Motor Co.	$53,184,041

	Banks - 12.3%
9,696,645	Bank of America Corp.	310,292,640
908,960	Bank of Nova Scotia	60,436,750
1,492,290	Citigroup, Inc.	117,114,919
2,677,450	JP Morgan Chase & Co.	309,700,642
1,347,491	PNC Financial Services Group, Inc.	212,930,528
1,177,006	Wells Fargo & Co.	77,423,455

		1,087,898,934

	Capital Goods - 4.7%
2,168,473	ABB Ltd. ADR	60,435,343
552,415	Caterpillar, Inc.	89,922,114
920,758	Eaton Corp. plc	77,316,049
264,027	Honeywell International, Inc.	42,157,191
2,077,625	Johnson Controls International plc	81,297,466
38,038	Lockheed Martin Corp.	13,497,784
334,025	United Technologies Corp.	46,098,790

		410,724,737

	Consumer Services - 0.8%
834,631	Hilton Worldwide Holdings, Inc.	71,486,145

	Diversified Financials - 3.0%
155,302	BlackRock, Inc.	87,248,663
1,189,008	Intercontinental Exchange, Inc.	87,796,351
890,302	Northern Trust Corp.	93,828,928

		268,873,942

	Energy - 8.9%
1,748,976	Chevron Corp.	219,234,141
1,420,665	ConocoPhillips	83,549,309
1,273,904	Exxon Mobil Corp.	111,211,819
2,174,190	Hess Corp.	109,818,337
3,073,408	Kinder Morgan, Inc.	55,259,876
2,902,820	Suncor Energy, Inc.	105,227,225
1,793,684	Total S.A. ADR	104,141,293

		788,442,000

	Food & Staples Retailing - 2.2%
363,700	Costco Wholesale Corp.	70,874,219
1,131,773	CVS Health Corp.	89,059,217
492,225	Walgreens Boots Alliance, Inc.	37,044,854

		196,978,290

	Food, Beverage & Tobacco - 2.4%
1,070,820	PepsiCo, Inc.	128,819,646
811,195	Philip Morris International, Inc.	86,984,440

		215,804,086

	Health Care Equipment & Services - 4.7%
936,945	Abbott Laboratories	58,240,501
1,098,090	Cardinal Health, Inc.	78,831,881
105,368	McKesson Corp.	17,794,548
1,297,590	Medtronic plc	111,450,005
420,411	UnitedHealth Group, Inc.	99,544,917
423,315	Universal Health Services, Inc. Class B	51,432,772

		417,294,624

	Household & Personal Products - 0.7%
1,125,207	Unilever N.V.	64,688,150

	Insurance - 8.0%
1,412,448	American International Group, Inc.	90,283,676
112,725	Brighthouse Financial, Inc.*	7,243,709
1,221,418	Chubb Ltd.	190,724,421

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

872,591	Marsh & McLennan Cos., Inc.	$72,878,800
1,365,735	MetLife, Inc.	65,650,881
1,298,158	Principal Financial Group, Inc.	87,755,481
1,653,540	Prudential Financial, Inc.	196,473,623

		711,010,591

	Materials - 3.7%
1,302,322	Ball Corp.	49,852,886
1,418,518	BHP Billiton plc ADR	63,152,421
689,695	Celanese Corp. Series A	74,597,411
1,507,375	International Paper Co.	94,753,593
386,420	PPG Industries, Inc.	45,879,647

		328,235,958

	Media - 3.0%
1,109,532	CBS Corp. Class B	63,920,138
4,820,269	Comcast Corp. Class A	205,006,041

		268,926,179

	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
3,750,320	AstraZeneca plc ADR	131,486,219
2,829,670	Bristol-Myers Squibb Co.	177,137,342
1,008,814	Eli Lilly & Co.	82,167,900
744,623	Johnson & Johnson	102,899,453
2,598,298	Merck & Co., Inc.	153,949,157
3,019,558	Pfizer, Inc.	111,844,428

		759,484,499

	Real Estate - 1.8%
449,160	American Tower Corp. REIT	66,340,932
167,396	Boston Properties, Inc. REIT	20,708,559
724,000	Invitation Homes, Inc. REIT	16,282,760
317,856	Simon Property Group, Inc. REIT	51,928,135

		155,260,386

	Retailing - 1.5%
276,282	Expedia, Inc.	35,366,859
390,792	L Brands, Inc.	19,574,771
502,445	Lowe’s Cos., Inc.	52,621,065
252,171	TJX Cos., Inc.	20,254,375

		127,817,070

	Semiconductors & Semiconductor Equipment - 5.1%
2,229,437	Advanced Micro Devices, Inc.*	30,632,464
4,388,525	Intel Corp.	211,263,593
480,355	KLA-Tencor Corp.	52,742,979
1,286,078	QUALCOMM, Inc.	87,774,824
641,003	Texas Instruments, Inc.	70,298,799

		452,712,659

	Software & Services - 10.0%
656,010	Accenture plc Class A	105,420,807
213,557	Alphabet, Inc. Class A*	252,471,357
1,765,230	eBay, Inc.*	71,633,033
556,552	International Business Machines Corp.	91,107,562
3,831,877	Microsoft Corp.	364,066,634

		884,699,393

	Technology Hardware & Equipment - 4.7%
903,309	Apple, Inc.	151,241,026
2,597,168	Cisco Systems, Inc.	107,886,359
2,820,883	HP, Inc.	65,782,991
885,615	Motorola Solutions, Inc.	88,083,268

		412,993,644

	Telecommunication Services - 3.1%
2,138,285	BCE, Inc.	99,964,824
3,152,730	Verizon Communications, Inc.	$170,468,111

		270,432,935

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Transportation - 3.7%
210,456	Canadian Pacific Railway Ltd.		$38,942,778
894,350	Delta Air Lines, Inc.		50,772,250
478,288	Union Pacific Corp.		63,851,448
1,376,229	United Parcel Service, Inc. Class B		175,221,476

			328,787,952

	Utilities - 4.3%
1,421,735	Dominion Energy, Inc.		108,677,424
1,282,510	Edison International		80,195,350
1,862,175	Exelon Corp.		71,712,359
758,016	NextEra Energy, Inc.		120,084,895

			380,670,028

	Total Common Stocks (cost $5,817,284,966)		$8,656,406,243

	Total Long-Term Investments (cost $5,817,284,966)		$8,656,406,243

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
153,649,434	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(1)		153,649,434

	Total Short-Term Investments (cost $153,649,434)		$153,649,434

	Total Investments (cost $5,970,934,400)	99.5%	$8,810,055,677
	Other Assets and Liabilities	0.5%	42,388,300

	Total Net Assets	100.0%	$8,852,443,977

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Dividend and Growth Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$53,184,041	$53,184,041	$—	$—
Banks	1,087,898,934	1,087,898,934	—	—
Capital Goods	410,724,737	410,724,737	—	—
Consumer Services	71,486,145	71,486,145	—	—
Diversified Financials	268,873,942	268,873,942	—	—
Energy	788,442,000	788,442,000	—	—
Food & Staples Retailing	196,978,290	196,978,290	—	—
Food, Beverage & Tobacco	215,804,086	215,804,086	—	—
Health Care Equipment & Services	417,294,624	417,294,624	—	—
Household & Personal Products	64,688,150	64,688,150	—	—
Insurance	711,010,591	711,010,591	—	—
Materials	328,235,958	328,235,958	—	—
Media	268,926,179	268,926,179	—	—
Pharmaceuticals, Biotechnology & Life Sciences	759,484,499	759,484,499	—	—
Real Estate	155,260,386	155,260,386	—	—
Retailing	127,817,070	127,817,070	—	—
Semiconductors & Semiconductor Equipment	452,712,659	452,712,659	—	—
Software & Services	884,699,393	884,699,393	—	—
Technology Hardware & Equipment	412,993,644	412,993,644	—	—
Telecommunication Services	270,432,935	270,432,935	—	—
Transportation	328,787,952	328,787,952	—	—
Utilities	380,670,028	380,670,028	—	—
Short-Term Investments	153,649,434	153,649,434	—	—

Total	$8,810,055,677	$8,810,055,677	$—	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

Hartford Emerging Markets Equity Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.6%
	Brazil - 4.7%
76,404	Banco Santander Brasil S.A. ADR	$860,309
14,458	Cia de Saneamento de Minas Gerais-COPASA	204,663
146,800	Cia Energetica de Minas Gerais	345,574
28,061	Cia Hering	196,850
36,041	EcoRodovias Infraestrutura e Logistica S.A.	128,847
41,970	EDP - Energias do Brasil S.A.*	180,605
61,859	Estacio Participacoes S.A.	680,527
11,365	Fibria Celulose S.A.	195,766
34,386	JBS S.A.	108,468
95,482	Oi S.A.*	107,889
6,521	Qualicorp S.A.	62,611
13,525	SLC Agricola S.A.	133,255
38,300	Suzano Papel e Celulose S.A.	248,361
28,951	Telefonica Brasil S.A. ADR	491,009
51,276	TIM Participacoes S.A. ADR	1,077,822
13,929	Via Varejo S.A.	118,567

		5,141,123

	Chile - 0.7%
6,985	Empresas COPEC S.A.	121,305
9,453	Enel Americas S.A. ADR	111,356
43,190	Enel Chile S.A. ADR	272,097
4,422	Sociedad Quimica y Minera de Chile S.A. ADR	249,312

		754,070

	China - 26.1%
113,487	Agile Group Holdings Ltd.	203,326
2,904,670	Agricultural Bank of China Ltd. Class H	1,777,188
12,693	Alibaba Group Holding Ltd. ADR*	2,593,053
103,120	Anhui Conch Cement Co., Ltd. Class H	565,802
3,662	Baidu, Inc. ADR*	904,221
2,527,068	Bank of China Ltd. Class H	1,514,558
1,200,603	Bank of Communications Co., Ltd. Class H	1,036,822
160,369	Beijing Capital International Airport Co., Ltd. Class H	243,137
193,349	China CITIC Bank Corp. Ltd. Class H	158,738
2,131,161	China Construction Bank Corp. Class H	2,446,725
75,373	China Everbright Bank Co., Ltd. Class H	42,657
57,813	China Evergrande Group*	190,384
84,966	China Harmony New Energy Auto Holding Ltd.*	62,322
304,258	China Huarong Asset Management Co. Ltd.(1)	153,503
1,371,612	China Petroleum & Chemical Corp. Class H	1,185,643
187,019	China Shenhua Energy Co., Ltd. Class H	581,115
834,340	China Telecom Corp. Ltd. Class H	413,225
218,500	Chongqing Rural Commercial Bank Co., Ltd. Class H	197,362
78,426	CNOOC Ltd.	123,275
23,412	Country Garden Holdings Co., Ltd.	50,289
5,512	Daqo New Energy Corp. ADR*	300,073
563,318	Dongfeng Motor Group Co., Ltd. Class H	733,575
20,054	ENN Energy Holdings Ltd.	154,942
139,887	Fosun International Ltd.	329,331
89,566	Geely Automobile Holdings Ltd.	284,941
262,832	Guangzhou Automobile Group Co., Ltd. Class H	592,400
27,272	Guangzhou R&F Properties Co., Ltd. Class H	76,327
1,230,787	Industrial & Commercial Bank of China Ltd. Class H	1,159,362
337,967	KWG Property Holding Ltd.	569,519
851,853	Lenovo Group Ltd.	490,372
40,996	Longfor Properties Co., Ltd.	133,786
1,125,685	People’s Insurance Co. Group of China Ltd. Class H	641,386
119,921	PICC Property & Casualty Co., Ltd. Class H	248,090
41,002	Ping An Insurance Group Co. of China Ltd. Class H	482,921
387,006	Sihuan Pharmaceutical Holdings Group Ltd.	148,589
280,191	Sinopec Shanghai Petrochemical Co., Ltd. Class H	171,076
74,264	Sinotrans Ltd. Class H	45,044

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

53,576	Sunac China Holdings Ltd.	$255,702
5,157	TAL Education Group ADR	167,963
75,966	Tencent Holdings Ltd.	4,488,636
99,739	Tianneng Power International Ltd.	98,685
418,933	Weichai Power Co., Ltd. Class H	522,585
112,407	Yanzhou Coal Mining Co., Ltd. Class H	195,504
5,440	Yirendai Ltd. ADR	219,885
10,112	YY, Inc. ADR*	1,344,492
46,855	ZTE Corp. Class H*	170,026

		28,468,557

	Colombia - 0.2%
10,041	Ecopetrol S.A. ADR	189,474

	Czech Republic - 0.2%
9,676	CEZ AS	247,870

	Greece - 0.2%
8,038	Motor Oil Hellas Corinth Refineries S.A.	201,088

	Hong Kong - 4.4%
53,705	China Everbright Ltd.	132,133
197,227	China Mobile Ltd.	2,076,878
298,270	CITIC Ltd.	469,423
1,190,734	GCL-Poly Energy Holdings Ltd.*	204,774
90,836	Haier Electronics Group Co., Ltd.*	310,094
363,321	Ju Teng International Holdings Ltd.	104,036
65,285	Kingboard Chemical Holdings Ltd.	357,222
383,084	Nine Dragons Paper Holdings Ltd.	594,345
171,750	Shimao Property Holdings Ltd.	509,648

		4,758,553

	Hungary - 0.2%
2,391	OTP Bank plc	110,849
5,375	Richter Gedeon Nyrt	138,141

		248,990

	India - 8.2%
117,536	Balrampur Chini Mills Ltd.	225,336
11,893	Bata India Ltd.	131,864
61,115	GAIL India Ltd.	459,397
70,860	HCL Technologies Ltd.	1,099,101
11,975	Hindustan Petroleum Corp. Ltd.	74,724
72,130	Indian Oil Corp. Ltd.	472,987
31,457	Indraprastha Gas Ltd.	150,579
11,870	Infosys Ltd.	214,244
6,047	Maruti Suzuki India Ltd.	902,844
227,457	Oil & Natural Gas Corp. Ltd.	725,945
5,197	Phillips Carbon Black Ltd.	98,322
369,340	Power Finance Corp. Ltd.	677,196
23,366	Radico Khaitan Ltd.	132,458
45,440	Reliance Infrastructure Ltd.	353,865
17,486	Tata Consultancy Services Ltd.	854,300
95,920	Tata Global Beverages Ltd.	437,289
26,026	Tech Mahindra Ltd.	250,690
27,516	Titan Co., Ltd.	376,181
26,450	Vakrangee Ltd.	151,683
139,378	Vedanta Ltd.	743,253
39,459	Wipro Ltd.	188,698
45,820	Wipro Ltd. ADR	251,552

		8,972,508

	Indonesia - 2.8%
1,292,456	Adaro Energy Tbk PT	236,443
1,565,737	Bank Negara Indonesia Persero Tbk PT	1,099,296
1,569,153	Bank Rakyat Indonesia Persero Tbk PT	433,646
1,040,218	Barito Pacific Tbk PT*	205,114
67,815	Gudang Garam Tbk PT	410,532
999,316	Telekomunikasi Indonesia Persero Tbk PT	297,795

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

137,547	United Tractors Tbk PT	$399,640

		3,082,466

	Malaysia - 3.5%
506,830	AirAsia Bhd	538,330
526,926	CIMB Group Holdings Bhd	978,899
87,929	Hartalega Holdings Bhd	266,195
16,759	Malaysia Airports Holdings Bhd	38,912
281,422	MISC Bhd	543,664
368,296	Tenaga Nasional Bhd	1,489,407

		3,855,407

	Mexico - 3.3%
33,847	Coca-Cola Femsa S.A.B. de C.V. Series L	259,093
50,334	Fibra Uno Administracion S.A. de C.V. REIT	79,267
194,774	Grupo Financiero Banorte S.A.B. de C.V. Series O	1,247,441
115,858	Grupo Mexico S.A.B. de C.V. Series B	409,107
646,274	Wal-Mart de Mexico S.A.B. de C.V.	1,616,748

		3,611,656

	Philippines - 0.1%
5,128	Ayala Corp.	104,977
334,326	Megaworld Corp.	32,260

		137,237

	Poland - 1.1%
21,064	Energa S.A.	75,561
7,854	Grupa Lotos S.A.	139,173
36	LPP S.A.	104,571
14,673	PGE Polska Grupa Energetyczna S.A.*	52,114
19,238	Polski Koncern Naftowy Orlen S.A.	623,980
10,464	Powszechny Zaklad Ubezpieczen S.A.	143,031

		1,138,430

	Qatar - 0.2%
22,165	Barwa Real Estate Co.	231,329

	Russia - 2.7%
66,251	Gazprom PJSC ADR	333,558
70,602	Mobile TeleSystems PJSC ADR	857,108
6,938	Novolipetsk Steel PJSC GDR	181,844
13,376	Rostelecom PJSC ADR	92,161
65,034	Sberbank of Russia PJSC ADR	1,310,638
35,457	Surgutneftegas OJSC ADR	180,629

		2,955,938

	South Africa - 4.8%
15,637	African Rainbow Minerals Ltd.	168,959
4,811	Anglo American Platinum Ltd.*	144,173
13,241	Barloworld Ltd.	188,652
32,608	Clicks Group Ltd.	470,282
29,237	Exxaro Resources Ltd.	353,201
43,641	Fortress REIT Ltd. Class B, REIT	110,813
190,328	Growthpoint Properties Ltd. REIT	446,006
17,572	Kumba Iron Ore Ltd.	531,473
7,768	Mondi Ltd.	207,442
11,085	Mr. Price Group Ltd.	267,472
7,276	Naspers Ltd. Class N	2,072,171
17,404	Standard Bank Group Ltd.	294,576

		5,255,220

	South Korea - 14.9%
551	CJ O Shopping Co., Ltd.*	115,943
2,897	Daelim Industrial Co., Ltd.	220,146
9,363	Hana Financial Group, Inc.	456,258
11,642	Hanwha Corp.	512,889
25,080	Industrial Bank of Korea*	390,791
19,779	KB Financial Group, Inc.*	1,243,861

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

5,228	Kia Motors Corp.	$169,513
2,393	Korea Electric Power Corp.*	80,050
3,651	KT&G Corp.	364,126
7,953	LG Electronics, Inc.	762,897
233	LG Household & Health Care Ltd.	256,816
1,065	OCI Co., Ltd.	168,441
2,839	POSCO	1,012,631
2,373	Samsung Electronics Co., Ltd.	5,546,479
22,929	Shinhan Financial Group Co., Ltd.	1,138,332
19,559	SK Hynix, Inc.	1,342,622
4,842	SK Innovation Co., Ltd.	927,208
4,596	SK Telecom Co., Ltd.	1,141,290
6,966	Webzen, Inc.*	194,091
10,805	Woori Bank	170,355

		16,214,739

	Taiwan - 9.6%
55,142	Accton Technology Corp.	220,817
230,254	Acer, Inc.*	218,071
24,329	Asustek Computer, Inc.	234,346
200,063	AU Optronics Corp.	95,157
325,329	Cathay Financial Holding Co., Ltd.	608,392
44,274	Chailease Holding Co., Ltd.	148,803
80,720	Chipbond Technology Corp.	186,259
60,008	Compeq Manufacturing Co., Ltd.	74,387
908,319	CTBC Financial Holding Co., Ltd.	663,724
78,512	E Ink Holdings, Inc.	142,725
201,824	Epistar Corp.*	355,792
276,097	Evergreen Marine Corp. Taiwan Ltd.*	162,948
91,068	Formosa Chemicals & Fibre Corp.	339,770
272,725	Fubon Financial Holding Co., Ltd.	506,640
165,742	Grand Pacific Petrochemical	163,276
375,969	HannStar Display Corp.	137,517
25,663	Hiwin Technologies Corp.	331,836
147,794	Hon Hai Precision Industry Co., Ltd.	465,936
141,759	Nanya Technology Corp.	384,776
149,684	Oriental Union Chemical Corp.*	153,225
101,239	Pegatron Corp.	273,904
19,227	Phison Electronics Corp.	195,908
37,494	Radiant Opto-Electronics Corp.	95,172
350,124	Shin Kong Financial Holding Co., Ltd.	128,456
10,149	St Shine Optical Co., Ltd.	324,412
265,050	Taiwan Semiconductor Manufacturing Co., Ltd.	2,316,352
35,108	TCI Co., Ltd.	402,329
80,183	Uni-President Enterprises Corp.	192,478
21,713	Win Semiconductors Corp.	193,987
208,447	Wistron Corp.	174,907
29,603	Yageo Corp.	391,227
441,395	Yuanta Financial Holding Co., Ltd.	211,714

		10,495,243

	Thailand - 4.4%
249,739	Amata Corp. PCL	205,325
31,100	Bangkok Bank PCL	220,441
198,717	Banpu PCL	141,488
530,381	Beauty Community PCL NVDR	375,080
67,273	Indorama Ventures PCL NVDR	120,185
78,782	Kiatnakin Bank PCL	205,633
145,866	Krung Thai Bank PCL	93,146
267,477	PTT Global Chemical PCL	821,988
72,252	PTT PCL	1,134,993
31,853	Siam Cement PCL	499,694
469,696	Star Petroleum Refining PCL	250,186
92,090	Thai Oil PCL	301,380
59,168	Tisco Financial Group PCL	167,189

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

98,928	Tisco Financial Group PCL NVDR		$279,276

			4,816,004

	Turkey - 1.7%
4,414	BIM Birlesik Magazalar AS		87,988
128,219	Eregli Demir ve Celik Fabrikalari T.A.S.		339,003
7,053	Ford Otomotiv Sanayi AS		112,650
189,800	Petkim Petrokimya Holding AS		400,860
54,679	TAV Havalimanlari Holding AS		321,776
23,187	Tekfen Holding AS		99,889
67,311	Turkiye Is Bankasi AS		143,827
179,058	Turkiye Vakiflar Bankasi TAO		357,536

			1,863,529

	United Arab Emirates - 0.6%
339,316	DAMAC Properties Dubai Co. PJSC		307,923
199,326	Dubai Islamic Bank PJSC		330,678

			638,601

	Total Common Stocks (cost $81,492,642)		$103,278,032

Preferred Stocks - 1.1%
	Brazil - 1.1%
40,600	Banco do Estado do Rio Grande do Sul S.A., Class B, 5.28% (1)(2)(3)		212,812
15,600	Braskem S.A., Class A, 2.54% (1)(2)(3)		241,932
88,800	Petroleo Brasileiro S.A. *(1)(2)(3)		549,077
53,100	Usinas Siderurgicas de Minas Gerais S.A., Class A, *(1)(2)(3)		197,667

			1,201,488

	Total Preferred Stocks (cost $1,063,972)		$1,201,488

Warrants - 0.0%
	Thailand - 0.0%
89,713	Thaifoods Group PCL Expires 5/20/18*		3,008

	Total Warrants (cost $—)		$3,008

Rights - 0.0%
	Hong Kong - 0.0%
2,269	Agile Group Holdings Ltd. Expires 2/1/18*		—

	Total Rights (cost $—)		$—

	Total Long-Term Investments (cost $82,556,614)		$104,482,528

Short-Term Investments - 3.2%
	Other Investment Pools & Funds - 3.2%
3,543,584	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(4)		3,543,584

	Total Short-Term Investments (cost $3,543,584)		$3,543,584

	Total Investments (cost $86,100,198)	98.9%	$108,026,112
	Other Assets and Liabilities	1.1%	1,183,023

	Total Net Assets	100.0%	$109,209,135

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $1,354,991, which represented 1.2% of total net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $1,201,488, which represented 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $1,201,488, which represented 1.1% of total net assets.
(4)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	30	03/16/2018	$1,886,700	$28,506

Total futures contracts				$28,506

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Emerging Markets Equity Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$5,141,123	$5,141,123	$—	$—
Chile	754,070	754,070	—	—
China	28,468,557	5,871,509	22,597,048	—
Colombia	189,474	189,474	—	—
Czech Republic	247,870	247,870	—	—
Greece	201,088	201,088	—	—
Hong Kong	4,758,553	104,036	4,654,517	—
Hungary	248,990	248,990	—	—
India	8,972,508	2,129,207	6,843,301	—
Indonesia	3,082,466	2,548,228	534,238	—
Malaysia	3,855,407	843,437	3,011,970	—
Mexico	3,611,656	3,611,656	—	—
Philippines	137,237	32,260	104,977	—
Poland	1,138,430	—	1,138,430	—
Qatar	231,329	231,329	—	—
Russia	2,955,938	949,269	2,006,669	—
South Africa	5,255,220	2,089,528	3,165,692	—
South Korea	16,214,739	736,885	15,477,854	—
Taiwan	10,495,243	402,329	10,092,914	—
Thailand	4,816,004	3,291,583	1,524,421	—
Turkey	1,863,529	112,650	1,750,879	—
United Arab Emirates	638,601	—	638,601	—
Preferred Stocks	1,201,488	1,201,488	—	—
Warrants	3,008	3,008	—	—
Rights	—	—	—	—
Short-Term Investments	3,543,584	3,543,584	—	—
Futures Contracts(2)	28,506	28,506	—	—

Total	$108,054,618	$34,513,107	$73,541,511	$—

(1) For the period ended January 31, 2018, investments valued at $364,940 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $2,568,406 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 20.6%
	Argentina - 0.9%
$ 250,000	Cia Latinoamericana de Infraestructura & Servicios S.A. 9.50%, 07/20/2023(1)	$265,000
160,000	Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.63%, 07/27/2023(1)	177,600
50,000	IRSA Propiedades Comerciales S.A. 8.75%, 03/23/2023(1)	55,774
150,000	Pampa Energia S.A. 7.50%, 01/24/2027(1)	163,687
150,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	151,350
	YPF S.A.
335,000	7.00%, 12/15/2047(1)	318,384
300,000	8.75%, 04/04/2024(1)	340,125

		1,471,920

	Austria - 0.2%
400,000	JBS Investments GmbH 7.75%, 10/28/2020(2)	411,000

	Azerbaijan - 0.5%
400,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	457,420
260,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(2)	299,546

		756,966

	Bermuda - 0.2%
275,000	Digicel Group Ltd. 05/2015, 7.13%, 04/01/2022(2)	259,187

	Brazil - 0.5%
270,000	Banco do Brasil S.A. 5.88%, 01/26/2022(2)	280,854
200,000	Globo Comunicacao e Participacoes S.A. 5.13%, 03/31/2027(1)	202,000
255,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(3)(4)	259,258
200,000	Samarco Mineracao S.A. 4.13%, 11/01/2022(2)(5)	157,600

		899,712

	British Virgin Islands - 1.9%
245,000	CLP Power HK Finance Ltd. 3 mo. USD LIBOR + 2.297%, 4.25%, 11/07/2019(2)(3)(4)	247,463
200,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(1)	201,940
270,000	GTL Trade Finance, Inc. 5.89%, 04/29/2024(2)	291,803
470,000	HLP Finance Ltd. 4.75%, 06/25/2022(2)	491,809
	Sinopec Group Overseas Development Ltd.
325,000	2.50%, 09/13/2022(1)	313,327
325,000	3.25%, 09/13/2027(1)	310,509
615,000	SmarTone Finance Ltd. 3.88%, 04/08/2023(2)	613,418
	State Grid Overseas Investment Ltd.
235,000	2.75%, 05/04/2022(1)	230,147
240,000	3.50%, 05/04/2027(1)	235,721
200,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	201,078

		3,137,215

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	British Virgin Islands - 0.2%
$ 120,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(1)	$126,143
275,000	Huarong Finance 2017 Co. Ltd 4.75%, 04/27/2027(2)	275,804

		401,947

	Cayman Islands - 1.3%
400,000	Alpha Star Holding III Ltd. 6.25%, 04/20/2022(2)	411,048
266,000	CK Hutchison International 17 Ltd. 3.50%, 04/05/2027(1)	259,627
275,000	Emirates NBD Tier Ltd. 6 year USD Swap + 4.513%, 5.75%, 05/30/2019(2)(3)(4)	278,914
300,000	KWG Property Holding Ltd. 8.98%, 01/14/2019(2)	306,765
200,000	Ooredoo Tamweel Ltd. 3.04%, 12/03/2018(2)	200,540
200,000	Semiconductor Manufacturing International Corp. 4.13%, 10/07/2019(2)	201,584
250,000	Vale Overseas Ltd. 8.25%, 01/17/2034	336,562
200,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(2)	198,887

		2,193,927

	Chile - 0.9%
200,000	Cencosud S.A. 5.15%, 02/12/2025(1)	211,566
625,000	Corp. Nacional del Cobre de Chile 5.63%, 09/21/2035(1)	739,843
350,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(2)	352,305
275,000	Inversiones CMPC S.A. 4.38%, 04/04/2027(1)	280,991

		1,584,705

	China - 0.3%
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(1)	234,223
275,000	Proven Glory Capital, Ltd. 3.25%, 02/21/2022(2)	271,475

		505,698

	Colombia - 0.3%
200,000	Banco de Bogota S.A. 6.25%, 05/12/2026(1)	217,000
195,000	Ecopetrol S.A. 5.88%, 09/18/2023	213,658
COP 280,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	81,277

		511,935

	Costa Rica - 0.2%
$ 400,000	Banco Nacional de Costa Rica 5.88%, 04/25/2021(2)	411,600

	Dominican Republic - 0.1%
200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	219,000

	Hong Kong - 0.3%
200,000	ICBIL Finance Co., Ltd. 3.00%, 04/05/2020(2)	198,613
300,000	Nanyang Commercial Bank, Ltd 5 year USD CMT + 3.205%, 5.00%, 06/02/2022(2)(3)(4)	300,406

		499,019

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	India - 1.1%
$ 300,000	Axis Bank Ltd/Dubai 3.00%, 08/08/2022(1)	$293,639
425,000	ICICI Bank Ltd/Dubai 3.80%, 12/14/2027(1)	412,439
230,000	Indian Oil Corp. Ltd. 5.75%, 08/01/2023(2)	253,234
230,000	NTPC Ltd. 4.38%, 11/26/2024(2)	239,414
	Reliance Industries Ltd.
400,000	3.67%, 11/30/2027(1)	387,774
275,000	4.88%, 02/10/2045(1)	296,367

		1,882,867

	Indonesia - 0.4%
IDR 2,620,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	198,430
$ 250,000	Perusahaan Listrik Negara PT 4.13%, 05/15/2027(1)	249,214
IDR 2,040,000,000	Wijaya Karya Persero Tbk PT 7.70%, 01/31/2021(1)	153,436

		601,080

	Ireland - 1.0%
$ 100,000	AK Transneft OJSC Via TransCapitalInvest Ltd. 8.70%, 08/07/2018(2)	102,876
200,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	206,950
240,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(1)	254,688
400,000	MMC Norilsk Nickel OJSC Via MMC Finance DAC 5.55%, 10/28/2020(2)	422,000
200,000	Novolipetsk Steel via Steel Funding DAC 4.50%, 06/15/2023(2)	206,170
GBP 225,000	Russian Railways Via RZD Capital plc 7.49%, 03/25/2031(2)	406,342

		1,599,026

	Jersey - 0.2%
$ 400,000	West China Cement Ltd. 6.50%, 09/11/2019(2)	409,062

	Luxembourg - 1.9%
200,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	203,000
300,000	Atento Luxco 1 S.A. 6.13%, 08/10/2022(1)	311,130
200,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	203,804
ZAR 475,000	European Investment Bank 0.00%, 12/31/2018(6)	37,554
EUR 100,000	Gazprom Neft OAO Via GPN Capital S.A. 2.93%, 04/26/2018(2)	124,775
200,000	Gazprom OAO Via Gaz Capital S.A. 4.36%, 03/21/2025(2)	283,193
$ 325,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	359,125
200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	202,000
255,000	Rede D’or Finance SARL 4.95%, 01/17/2028(1)	251,812
	Rumo Luxembourg S.a.r.l.
200,000	5.88%, 01/18/2025(1)	202,500
352,000	7.38%, 02/09/2024(1)	384,120
270,000	Russian Agricultural Bank OJSC Via RSHB Capital S.A. 5.10%, 07/25/2018(2)	272,376
$ 200,000	Severstal OAO Via Steel Capital S.A. 5.90%, 10/17/2022(2)	$217,320

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

200,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(2)	$216,220

		3,268,929

	Mauritius - 0.1%
200,000	MTN Mauritius Investment Ltd. 5.37%, 02/13/2022(1)	206,604

	Mexico - 1.1%
275,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	275,217
265,000	Banco Inbursa S.A. Institucion de Banca Multiple 4.38%, 04/11/2027(1)	264,470
235,000	BBVA Bancomer S.A. 5.13%, 01/18/2033(1)(7)	232,450
400,000	Grupo Bimbo S.A.B. de C.V. 4.70%, 11/10/2047(1)	395,808
235,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	227,363
EUR 125,000	Sigma Alimentos S.A. de C.V. 2.63%, 02/07/2024(1)	165,657
$ 200,000	Trust F 5.25%, 01/30/2026(1)	210,140

		1,771,105

	Netherlands - 1.9%
200,000	Greenko Dutch B.V. 5.25%, 07/24/2024(1)	199,150
400,000	GTH Finance B.V. 6.25%, 04/26/2020(2)	416,896
240,000	ICTSI Treasury B.V. 5.88%, 09/17/2025(2)	262,218
200,000	Ihs Netherlands Holdco B.V. 9.50%, 10/27/2021(1)	213,253
	Lukoil International Finance B.V.
200,000	3.42%, 04/24/2018(2)	200,113
325,000	4.56%, 04/24/2023(1)	334,896
600,000	Marfrig Holdings Europe B.V. 6.88%, 06/24/2019(2)	618,420
330,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(2)	359,700
235,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(1)	248,611
	Petrobras Global Finance B.V.
225,000	5.75%, 02/01/2029	222,604
90,000	7.38%, 01/17/2027	99,823

		3,175,684

	Nigeria - 0.3%
300,000	Access Bank plc 10.50%, 10/19/2021(1)	339,000
200,000	Zenith Bank plc 7.38%, 05/30/2022(1)	210,600

		549,600

	Peru - 0.6%
PEN 1,300,000	Banco de Credito del Peru 4.85%, 10/30/2020(1)	406,755
$ 295,000	Cerro del Aguila S.A. 4.13%, 08/16/2027(1)	293,023
270,000	SAN Miguel Industrias Pet S.A. 4.50%, 09/18/2022(1)	274,388

		974,166

	Philippines - 0.2%
$ 240,000	SM Investments Corp. 4.88%, 06/10/2024(2)	$250,555

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Singapore - 0.9%
200,000	BOC Aviation Ltd. 3.88%, 04/27/2026(1)	$197,802
265,000	Indika Energy Capital II Pte Ltd. 6.88%, 04/10/2022(1)	277,007
200,000	Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(1)	198,013
	STATS ChipPAC Pte Ltd.
260,000	8.50%, 11/24/2020(1)	273,650
200,000	8.50%, 11/24/2020(2)	210,500
390,000	United Overseas Bank Ltd. 5 year USD Swap + 1.995%, 3.75%, 09/19/2024(2)(4)	393,017

		1,549,989

	South Korea - 0.6%
250,000	GS Caltex Corp. 3.00%, 06/12/2022(1)	245,245
280,000	Industrial Bank of Korea 5 year USD CMT + 2.085%, 3.90%, 07/31/2022(1)(3)(4)	274,809
	Shinhan Bank Co., Ltd.
200,000	2.25%, 04/15/2020(2)	196,304
325,000	3.75%, 09/20/2027(1)	319,152

		1,035,510

	Thailand - 0.1%
225,000	Krung Thai Bank PCL 5 year USD CMT + 3.535%, 5.20%, 12/26/2024(2)(4)	230,595

	Turkey - 0.3%
200,000	Coca-Cola Icecek AS 4.75%, 10/01/2018(2)	202,075
310,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(1)	308,473

		510,548

	United Arab Emirates - 0.7%
200,000	Abu Dhabi National Energy Co. PJSC 6.50%, 10/27/2036(1)	253,292
255,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	269,713
420,000	Emirates SembCorp Water and Power Co. PJSC 4.45%, 08/01/2035(1)	432,075
275,000	Emirates Telecommunications Group Co. PJSC 3.50%, 06/18/2024(2)	280,500

		1,235,580

	United Kingdom - 0.8%
ZAR 550,000	European Bank for Reconstruction & Development 0.00%, 12/31/2020(6)	37,463
$ 270,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	288,387
200,000	MARB BondCo plc 7.00%, 03/15/2024(1)	200,350
340,000	Tullow Oil PLC 6.25%, 04/15/2022(2)	348,500
400,000	Vedanta Resources plc 6.00%, 01/31/2019(2)	407,520

		1,282,220

	United States - 0.6%
275,000	CNOOC Ltd. 3.50%, 05/05/2025	272,010
$ 505,000	Southern Copper Corp. 6.75%, 04/16/2040	666,476

		938,486

	Total Corporate Bonds (cost $34,034,632)	$34,735,437

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Foreign Government Obligations - 71.9%
	Argentina - 1.2%
ARS 800,000	Argentina Politica Monet 27.78%, 06/21/2020(7)	$44,608
$ 343,902	Argentina Treasury Bill 2.71%, 03/16/2018	342,752
	Argentine Bonos del Tesoro
ARS 5,840,763	15.50%, 10/17/2026	299,993
8,645,000	16.00%, 10/17/2023	440,080
5,810,000	18.20%, 10/03/2021	309,321
EUR 100,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	126,151
ARS 3,970,000	City of Buenos Aires Argentina BADLAR + 3.250%, 26.16%, 03/29/2024(4)	200,431
$ 150,000	Provincia de Buenos Aires 9.13%, 03/16/2024(1)	170,625

		1,933,961

	Brazil - 7.3%
	Banco Nacional de Desenvolvimento Economico e Social
EUR 100,000	3.63%, 01/21/2019(2)	127,879
$ 275,000	4.00%, 04/14/2019(2)	278,438
	Brazil Letras do Tesouro Nacional
BRL 3,075,000	7.45%, 04/01/2019	892,766
1,642,000	8.66%, 01/01/2020	444,912
1,083,000	8.93%, 07/01/2020	279,555
	Brazil Notas do Tesouro Nacional
19,011,000	10.00%, 01/01/2021	6,163,030
7,220,000	10.00%, 01/01/2023	2,329,352
1,963,000	10.00%, 01/01/2025	635,735
498,000	10.00%, 01/01/2027	158,669
2,845,000	10.00%, 01/01/2029	899,190

		12,209,526

	Chile - 1.8%
	Bonos de la Tesoreria de la Republica en pesos
CLP 965,000,000	4.50%, 03/01/2026	1,598,582
495,000,000	5.00%, 03/01/2035	812,947
360,000,000	6.00%, 01/01/2043	655,243

		3,066,772

	Colombia - 4.9%
	Colombian TES
COP 1,312,279,428	3.00%, 03/25/2033(8)	428,369
3,493,928,158	3.30%, 03/17/2027(8)	1,254,258
1,724,818,573	3.50%, 05/07/2025(8)	636,525
1,075,638,875	4.75%, 04/04/2035(8)	431,469
35,400,000	6.00%, 04/28/2028	12,011
3,061,600,000	7.00%, 05/04/2022	1,128,224
1,102,400,000	7.00%, 06/30/2032	394,517
2,864,300,000	7.50%, 08/26/2026	1,079,715
388,400,000	7.75%, 09/18/2030	149,339
6,249,100,000	10.00%, 07/24/2024	2,657,495

		8,171,922

	Czech Republic - 0.4%
	Czech Republic Government Bond
CZK 5,270,000	0.25%, 02/10/2027	225,167
8,590,000	2.50%, 08/25/2028(2)	443,982

		669,149

	Egypt - 0.1%
$ 205,000	Egypt Government International Bond 7.50%, 01/31/2027(1)	229,087

	Ghana - 1.1%
GHS 1,770,000	Ghana Government Bond 18.25%, 07/25/2022	426,831

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

180,000	21.00%, 03/23/2020	$43,588
1,200,000	21.50%, 03/09/2020	293,420
185,000	24.00%, 11/23/2020	48,501
100,000	24.50%, 06/21/2021	27,189
1,900,000	24.75%, 07/19/2021	521,864
1,835,000	Ghana Treasury Note 21.00%, 01/07/2019	423,893

		1,785,286

	Hungary - 3.2%
	Hungary Government Bond
HUF 42,450,000	1.75%, 10/26/2022	173,434
62,610,000	2.50%, 10/27/2021	264,535
109,180,000	3.00%, 06/26/2024	472,614
105,110,000	5.50%, 06/24/2025	523,040
233,170,000	6.00%, 11/24/2023	1,168,620
301,380,000	7.00%, 06/24/2022	1,506,509
255,590,000	7.50%, 11/12/2020	1,216,842

		5,325,594

	India - 1.2%
	India Government Bond
INR 30,000,000	7.35%, 06/22/2024	467,586
100,000,000	7.59%, 01/11/2026	1,568,727

		2,036,313

	Indonesia - 5.9%
	Indonesia Treasury Bond
IDR 2,578,000,000	5.63%, 05/15/2023	193,014
9,696,000,000	6.63%, 05/15/2033	726,895
19,935,000,000	7.50%, 08/15/2032	1,584,604
1,351,000,000	7.50%, 05/15/2038	106,962
10,607,000,000	8.25%, 06/15/2032	893,085
9,079,000,000	8.25%, 05/15/2036	762,884
6,032,000,000	8.38%, 03/15/2024	510,707
19,085,000,000	8.38%, 03/15/2034	1,616,491
14,106,000,000	8.75%, 05/15/2031	1,220,058
3,465,000,000	8.75%, 02/15/2044	303,069
14,739,000,000	9.00%, 03/15/2029	1,316,154
7,992,000,000	10.00%, 02/15/2028	746,149

		9,980,072

	Ivory Coast - 0.2%
$ 265,000	Ivory Coast Government International Bond 6.13%, 06/15/2033(1)	271,363

	Kazakhstan - 0.1%
EUR 125,000	KazAgro National Management Holding JSC 3.26%, 05/22/2019(2)	158,686

	Malaysia - 3.2%
	Malaysia Government Bond
MYR 5,707,000	3.26%, 03/01/2018	1,464,169
4,610,000	3.58%, 09/28/2018	1,185,261
2,900,000	3.65%, 10/31/2019	748,507
500,000	3.96%, 09/15/2025	127,824
1,250,000	4.23%, 06/30/2031	312,780
3,330,000	4.24%, 02/07/2018	854,425
2,555,000	4.76%, 04/07/2037	665,968

		5,358,934

	Mexico - 6.6%
	Mexican Bonos
MXN 2,207,400	6.50%, 06/10/2021	115,025
42,624,400	6.50%, 06/09/2022	2,203,916
14,181,900	7.50%, 06/03/2027	755,266
2,924,800	7.75%, 05/29/2031	157,740
16,101,300	7.75%, 11/13/2042	860,054
5,116,900	8.00%, 12/07/2023	281,021

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

4,819,600	8.00%, 11/07/2047	$264,287
5,810,100	8.50%, 11/18/2038	334,806
76,609,400	10.00%, 12/05/2024	4,660,756
21,353,400	10.00%, 11/20/2036	1,400,782
130,796	Mexican Udibonos 4.50%, 12/04/2025(8)	7,510

		11,041,163

	Mongolia - 0.2%
$ 375,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/2020(2)	410,821

	Netherlands - 0.2%
404,688	Republic of Angola Via Northern Lights III B.V. 7.00%, 08/17/2019(2)	415,574

	Oman - 0.2%
320,000	Oman Government International Bond 6.75%, 01/17/2048(1)	325,440

	Peru - 0.6%
	Peru Government Bond
PEN 378,000	6.85%, 02/12/2042	134,091
2,010,000	6.90%, 08/12/2037	732,227
575,000	6.95%, 08/12/2031	212,951

		1,079,269

	Poland - 2.9%
	Republic of Poland Government Bond
PLN 3,300,000	1.75%, 07/25/2021	968,575
1,300,000	2.00%, 04/25/2021	386,650
3,385,000	2.50%, 07/25/2026	949,103
3,030,000	2.50%, 07/25/2027	837,140
2,225,000	3.25%, 07/25/2025	667,048
3,350,000	5.75%, 10/25/2021	1,122,041

		4,930,557

	Qatar - 0.4%
$ 200,000	Qatar Government International Bond 2.38%, 06/02/2021(2)	194,220
455,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(2)	474,337

		668,557

	Romania - 1.2%
	Romania Government Bond
RON 2,275,000	3.25%, 04/29/2024	574,203
2,830,000	5.80%, 07/26/2027	830,044
2,260,000	5.85%, 04/26/2023	652,559

		2,056,806

	Russia - 7.8%
	Russian Federal Bond - OFZ
RUB 21,510,000	6.50%, 11/24/2021(9)	377,332
11,390,000	7.00%, 01/25/2023	204,283
35,990,000	7.05%, 01/19/2028	637,681
103,315,000	7.10%, 10/16/2024	1,848,393
115,100,000	7.40%, 12/07/2022	2,100,823
103,485,000	7.70%, 03/23/2033	1,892,763
224,015,000	7.75%, 09/16/2026	4,143,312
RUB 95,195,000	8.50%, 09/17/2031	1,859,088

		13,063,675

	Saudi Arabia - 0.3%
	Saudi Government International Bond
$ 200,000	2.88%, 03/04/2023(1)	195,500
300,000	3.63%, 03/04/2028(1)	293,250

		488,750

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	South Africa - 8.1%
	Republic of South Africa Government Bond
ZAR 30,132,218	6.25%, 03/31/2036	$1,855,806
3,750,000	6.50%, 02/28/2041	227,540
28,625,000	7.00%, 02/28/2031	2,038,414
17,980,000	8.00%, 01/31/2030	1,410,673
29,870,000	8.25%, 03/31/2032	2,336,581
2,805,000	8.75%, 01/31/2044	217,424
3,070,000	8.88%, 02/28/2035	247,554
24,834,000	9.00%, 01/31/2040	1,982,332
19,135,000	10.50%, 12/21/2026	1,817,028
18,600,000	South Africa Government Bond 7.25%, 01/15/2020	1,575,927

		13,709,279

	South Korea - 0.2%
IDR 4,000,000,000	Export-Import Bank of Korea 7.25%, 12/07/2024(2)	309,451

	Sri Lanka - 0.2%
$ 375,000	Sri Lanka Government International Bond 6.25%, 07/27/2021(2)	396,903

	Supranational - 2.2%
	European Bank for Reconstruction & Development
IDR 5,800,000,000	5.60%, 01/30/2025(2)	431,791
4,690,000,000	6.25%, 07/25/2022	359,198
4,958,900,000	6.45%, 12/13/2022(2)	376,508
5,240,000,000	Inter-American Development Bank 7.88%, 03/14/2023	433,249
	International Finance Corp.
MXN 33,300,000	7.50%, 01/18/2028	1,703,311
7,100,000	7.75%, 01/18/2030	366,930

		3,670,987

	Thailand - 2.2%
	Thailand Government Bond
THB 5,602,220	1.20%, 07/14/2021(2)(8)	178,939
22,708,851	1.25%, 03/12/2028(2)(8)	708,827
39,815,000	1.88%, 06/17/2022	1,278,072
5,775,000	3.40%, 06/17/2036	195,503
20,920,000	3.85%, 12/12/2025	745,633
15,659,000	4.88%, 06/22/2029	612,943

		3,719,917

	Tunisia - 0.2%
	Banque Centrale de Tunisie International Bond
EUR 145,000	5.63%, 02/17/2024(2)	189,494
$ 200,000	5.75%, 01/30/2025(2)	198,120

		387,614

	Turkey - 6.3%
200,000	Export Credit Bank of Turkey 5.38%, 10/24/2023(1)	202,220
	Turkey Government Bond
TRY 2,380,000	8.00%, 03/12/2025	525,848
1,245,000	8.80%, 09/27/2023	292,641
595,000	9.00%, 07/24/2024	140,371
2,045,000	9.20%, 09/22/2021	499,192
935,000	9.50%, 01/12/2022	230,477
TRY 4,600,000	10.40%, 03/27/2019	1,195,123
1,710,000	10.40%, 03/20/2024	431,870
2,985,000	10.50%, 08/11/2027	752,488
3,425,000	10.60%, 02/11/2026	862,495
4,640,000	10.70%, 02/17/2021	1,183,283
3,900,000	10.70%, 08/17/2022	997,165
7,310,000	11.00%, 03/02/2022	1,887,531
4,500,000	11.00%, 02/24/2027	1,155,367

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 235,000	Turkey Government International Bond 5.75%, 05/11/2047		$223,132

			10,579,203

	Ukraine - 0.2%
300,000	Ukraine Government International Bond 7.38%, 09/25/2032(1)		304,423

	United Arab Emirates - 0.4%
725,000	Abu Dhabi Government International Bond 4.13%, 10/11/2047(1)		707,672

	Uruguay - 0.5%
	Uruguay Government International Bond
UYU 533,363	4.00%, 07/10/2030(8)		20,736
11,961,729	4.38%, 12/15/2028(8)		469,710
3,003,000	9.88%, 06/20/2022(2)		109,662
4,593,000	9.88%, 06/20/2022(1)		167,725

			767,833

	Zambia - 0.4%
	Zambia Government Bond
ZMW 410,000	11.00%, 02/27/2022		34,454
655,000	12.00%, 04/24/2024		53,168
7,285,000	13.00%, 08/29/2026		577,041

			664,663

	Total Foreign Government Obligations (cost $116,693,799)		$120,895,222

	Total Long-Term Investments (cost $150,728,431)		$155,630,659

Short-Term Investments - 4.2%
	Other Investment Pools & Funds - 4.2%
7,069,531	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(10)		7,069,531

	Total Short-Term Investments (cost $7,069,531)		$7,069,531

	Total Investments Excluding Purchased Options (cost $157,797,962)	96.7%	$162,700,190
	Total Purchased Options (cost $1,456,351)	0.9%	$1,478,679

	Total Investments (cost $159,254,313)	97.6%	$164,178,869
	Other Assets and Liabilities	2.4%	4,045,063

	Total Net Assets	100.0%	$168,223,932

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $21,450,859, which represented 12.8% of total net assets.
(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $19,394,148, which represented 11.5% of total net assets.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a zero-coupon bond.
(7)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2018
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
AUD Call/USD Put	GSC	0.79 USD per AUD	04/09/18	3,108,000 AUD	3,108,000	$70,855	$34,650	$36,205
NZD Call/USD Put	MSC	0.72 USD per NZD	04/10/18	2,375,000 NZD	2,375,000	11,228	26,080	(14,852)
USD Call/BRL Put	DEUT	3.30 BRL per USD	07/02/18	2,434,000 USD	2,434,000	58,973	90,398	(31,425)
USD Call/BRL Put	MSC	3.52 BRL per USD	05/29/18	2,469,000 USD	2,469,000	17,226	31,472	(14,246)
USD Call/HUF Put	MSC	273.00 HUF per USD	05/30/18	1,053,000 USD	1,053,000	3,082	11,141	(8,059)
USD Call/HUF Put	MSC	266.73 HUF per USD	07/05/18	1,868,000 USD	1,868,000	10,446	14,832	(4,386)
USD Call/MXN Put	CBK	22.92 MXN per USD	02/23/18	981,000 USD	981,000	10	22,318	(22,308)
USD Call/MXN Put	JPM	23.91 MXN per USD	02/19/18	1,440,000 USD	1,440,000	3	35,295	(35,292)
USD Call/MXN Put	DEUT	21.65 MXN per USD	07/02/18	2,434,000 USD	2,434,000	20,049	43,812	(23,763)
USD Call/MXN Put	BCLY	22.86 MXN per USD	08/15/18	3,606,000 USD	3,606,000	29,346	51,999	(22,653)
USD Call/RUB Put	GSC	59.70 RUB per USD	04/26/18	821,000 USD	821,000	5,052	7,603	(2,551)
USD Call/ZAR Put	JPM	12.42 ZAR per USD	04/05/18	2,447,000 USD	2,447,000	30,769	70,357	(39,588)

Total Calls					25,036,000	$257,039	$439,957	$(182,918)

Puts
AUD Put/USD Call	CBK	0.74 USD per AUD	02/13/18	725,000 AUD	725,000	$1	$3,295	$(3,296)
AUD Put/USD Call	CBK	0.74 USD per AUD	02/13/18	2,383,000 AUD	2,383,000	2	10,914	(10,912)
AUD Put/USD Call	GSC	0.79 USD per AUD	04/09/18	3,108,000 AUD	3,108,000	15,430	34,650	(19,220)
EUR Put/CZK Call	HSBC	26.00 CZK per EUR	03/21/19	940,000 EUR	940,000	36,168	22,916	13,252
EUR Put/PLN Call	MSC	4.15 PLN per EUR	03/19/18	2,865,000 EUR	2,865,000	17,490	12,774	4,716
NZD Put/USD Call	MSC	0.72 USD per NZD	04/10/18	2,375,000 NZD	2,375,000	56,945	26,080	30,865
USD Put/BRL Call	MSC	3.21 BRL per USD	03/19/18	523,000 USD	523,000	9,529	17,226	(7,697)
USD Put/BRL Call	DEUT	3.27 BRL per USD	03/27/18	521,000 USD	521,000	15,876	17,683	(1,807)
USD Put/BRL Call	JPM	3.26 BRL per USD	04/12/18	2,391,000 USD	2,391,000	71,625	57,171	14,454
USD Put/BRL Call	MSC	3.33 BRL per USD	04/26/18	621,000 USD	621,000	29,055	21,886	7,169
USD Put/BRL Call	MSC	3.11 BRL per USD	05/29/18	2,469,000 USD	2,469,000	26,433	38,855	(12,422)
USD Put/BRL Call	DEUT	3.30 BRL per USD	07/02/18	2,434,000 USD	2,434,000	105,173	90,399	14,774
USD Put/INR Call	DEUT	64.11 INR per USD	03/28/18	436,000 USD	436,000	3,549	4,596	(1,047)
USD Put/INR Call	BNP	66.12 INR per USD	04/26/18	621,000 USD	621,000	19,065	10,873	8,192
USD Put/INR Call	DEUT	65.65 INR per USD	06/12/18	872,000 USD	872,000	20,498	13,882	6,616
USD Put/MXN Call	JPM	18.86 MXN per USD	04/12/18	4,782,000 USD	4,782,000	103,956	41,699	62,257
USD Put/MXN Call	MSC	18.76 MXN per USD	07/02/18	2,402,000 USD	2,402,000	63,718	36,100	27,618
USD Put/MXN Call	DEUT	18.47 MXN per USD	07/02/18	2,434,000 USD	2,434,000	48,130	40,964	7,166
USD Put/MXN Call	DEUT	18.83 MXN per USD	07/31/18	1,745,000 USD	1,745,000	53,680	89,275	(35,595)
USD Put/MXN Call	BCLY	17.42 MXN per USD	08/15/18	1,803,000 USD	1,803,000	11,939	31,083	(19,144)
USD Put/PLN Call	CBK	4.32 PLN per EUR	03/19/18	440,000 EUR	440,000	20,914	9,351	11,563
USD Put/PLN Call	DEUT	4.37 PLN per EUR	03/27/18	445,000 EUR	445,000	26,597	9,010	17,587
USD Put/PLN Call	MSC	4.29 PLN per EUR	04/26/18	525,000 EUR	525,000	19,340	10,377	8,963
USD Put/RUB Call	CBK	56.45 RUB per USD	04/26/18	3,317,000 USD	3,317,000	47,426	60,999	(13,573)
USD Put/RUB Call	MSC	58.36 RUB per USD	07/10/18	849,000 USD	849,000	31,855	25,319	6,536
USD Put/TRY Call	CBK	3.45 TRY per USD	03/02/18	1,866,000 USD	1,866,000	63	20,078	(20,015)
USD Put/TRY Call	MSC	3.94 TRY per USD	06/07/18	2,489,000 USD	2,489,000	$91,916	$55,136	$36,780
USD Put/ZAR Call	JPM	12.42 ZAR per USD	04/05/18	2,447,000 USD	2,447,000	118,523	70,357	48,166

Total Puts					48,828,000	$1,064,896	$882,948	$181,946

Total purchased option contracts					73,864,000	$1,321,935	$1,322,905	$(972)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Written option contracts:
Calls
USD Call/BRL Put	DEUT	3.52 BRL per USD	07/02/18	(2,434,000) USD	(2,434,000)	$(24,157)	$(35,244)	$11,087
USD Call/CNH Put	MSC	6.58 CNH per USD	04/09/18	(2,555,000) USD	(2,555,000)	(2,992)	(22,062)	19,070
USD Call/MXN Put	MSC	19.54 MXN per USD	04/05/18	(2,447,000) USD	(2,447,000)	(20,230)	(61,633)	41,403
USD Call/MXN Put	DEUT	19.99 MXN per USD	07/02/18	(2,434,000) USD	(2,434,000)	(50,608)	(109,944)	59,336
USD Call/MXN Put	BCLY	21.03 MXN per USD	08/15/18	(1,803,000) USD	(1,803,000)	(31,666)	(45,129)	13,463

Total Calls					(11,673,000)	$(129,653)	$(274,012)	$144,359

Written option contracts:
Puts
EUR Put/CZK Call	HSBC	24.00 CZK per EUR	03/21/19	(940,000) EUR	(940,000)	$(5,645)	$(7,114)	$1,469
EUR Put/PLN Call	MSC	4.08 PLN per EUR	03/19/18	(2,865,000) EUR	(2,865,000)	(4,254)	(3,912)	(342)
USD Put/BRL Call	MSC	3.05 BRL per USD	03/19/18	(523,000) USD	(523,000)	(1,120)	(5,725)	4,605
USD Put/BRL Call	DEUT	3.10 BRL per USD	03/27/18	(521,000) USD	(521,000)	(2,799)	(5,856)	3,057
USD Put/BRL Call	JPM	3.14 BRL per USD	04/12/18	(2,391,000) USD	(2,391,000)	(24,703)	(19,821)	(4,882)
USD Put/BRL Call	MSC	3.16 BRL per USD	04/26/18	(621,000) USD	(621,000)	(8,689)	(7,118)	(1,571)
USD Put/BRL Call	DEUT	3.10 BRL per USD	07/02/18	(2,434,000) USD	(2,434,000)	(29,276)	(33,370)	4,094
USD Put/CNH Call	MSC	6.58 CNH per USD	04/09/18	(2,555,000) USD	(2,555,000)	(106,415)	(22,062)	(84,353)
USD Put/HUF Call	MSC	249.00 HUF per USD	05/30/18	(1,053,000) USD	(1,053,000)	(22,772)	(9,861)	(12,911)
USD Put/HUF Call	MSC	240.89 HUF per USD	07/05/18	(1,868,000) USD	(1,868,000)	(21,854)	(11,993)	(9,861)
USD Put/INR Call	DEUT	63.13 INR per USD	03/28/18	(436,000) USD	(436,000)	(891)	(1,478)	587
USD Put/INR Call	BNP	64.35 INR per USD	04/26/18	(621,000) USD	(621,000)	(6,560)	(3,779)	(2,781)
USD Put/INR Call	DEUT	64.00 INR per USD	06/12/18	(872,000) USD	(872,000)	(7,314)	(4,622)	(2,692)
USD Put/MXN Call	MSC	19.54 MXN per USD	04/05/18	(2,447,000) USD	(2,447,000)	(114,016)	(61,633)	(52,383)
USD Put/MXN Call	JPM	19.64 MXN per USD	04/12/18	(4,782,000) USD	(4,782,000)	(242,538)	(119,048)	(123,490)
USD Put/MXN Call	DEUT	19.99 MXN per USD	07/02/18	(2,434,000) USD	(2,434,000)	(164,230)	(109,944)	(54,286)
USD Put/MXN Call	MSC	20.14 MXN per USD	07/02/18	(2,402,000) USD	(2,402,000)	(176,078)	(108,755)	(67,323)
USD Put/MXN Call	DEUT	17.44 MXN per USD	07/31/18	(1,745,000) USD	(1,745,000)	(11,790)	(28,374)	16,584
USD Put/MXN Call	BCLY	16.82 MXN per USD	08/15/18	(1,803,000) USD	(1,803,000)	(5,164)	(15,127)	9,963
USD Put/PLN Call	CBK	4.21 PLN per EUR	03/19/18	(440,000) EUR	(440,000)	(7,391)	(3,196)	(4,195)
USD Put/PLN Call	DEUT	4.25 PLN per EUR	03/28/18	(445,000) EUR	(445,000)	(11,838)	(2,993)	(8,845)
USD Put/PLN Call	MSC	4.17 PLN per EUR	04/26/18	(525,000) EUR	(525,000)	(6,019)	(3,629)	(2,390)
USD Put/RUB Call	CBK	54.90 RUB per USD	04/26/18	(3,317,000) USD	(3,317,000)	(14,236)	(19,524)	5,288
USD Put/RUB Call	CBK	54.17 RUB per USD	04/26/18	(3,317,000) USD	(3,317,000)	(6,999)	(9,964)	2,965
USD Put/RUB Call	MSC	56.43 RUB per USD	04/26/18	(621,000) USD	(621,000)	(8,743)	(6,562)	(2,181)
USD Put/RUB Call	MSC	55.77 RUB per USD	07/10/18	(849,000) USD	(849,000)	(10,562)	(8,334)	(2,228)
USD Put/RUB Call	DEUT	54.24 RUB per USD	07/10/18	(849,000) USD	(849,000)	(4,115)	(5,222)	1,107
USD Put/TRY Call	MSC	3.73 TRY per USD	06/07/18	(2,489,000) USD	(2,489,000)	(26,956)	(17,174)	(9,782)

Total Puts					(46,165,000)	$(1,052,967)	$(656,190)	$(396,777)

Total written option contracts					(57,838,000)	$(1,182,620)	$(930,202)	$(252,418)

OTC Swaption Contracts Outstanding at January 31, 2018

Description	Counter -party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Calls
3 months KRW-CD-KSDA-Interest Rate Swap Expiring on 08/13/2029	CBK	2.12%	Receive	08/12/19	KRW 3,103,640,000	3,103,640,000	$22,084	$66,723	$(44,639)

Puts
3 months KRW-CD-KSDA-Interest Rate Swap Expiring on 08/13/2029	CBK	2.12%	Pay	08/12/19	KRW 3,103,640,000	3,103,640,000	$134,660	$66,723	$67,937

Total purchased swaption contracts						6,207,280,000	$156,744	$133,446	$23,298

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	26	03/29/2018	$2,982,484	$(54,603)
Short position contracts:
Euro-BOBL Future	1	03/08/2018	$161,960	$(76)
Euro-Bund Future	2	03/08/2018	394,366	10,501
Long Gilt Future	2	03/27/2018	346,841	963
U.S. Treasury 10-Year Note Future	41	03/20/2018	4,984,703	103,222
U.S. Treasury Long Bond Future	10	03/20/2018	1,478,125	47,294

Total				$161,904

Total futures contracts				$107,301

Cross Currency Swap Contracts Outstanding at January 31, 2018
Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 6.65% based on the notional amount of currency delivered	03/21/20	JPM	USD 3,509,691	RUB 204,614,996	$25,103	$—	$(130,297)	$(155,400)
Fixed Rate equal to 6.65% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/21/20	JPM	RUB 204,615,000	USD 3,509,691	—	(25,103)	164,842	189,945
Fixed Rate equal to 6.45% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/21/23	JPM	RUB 90,460,000	USD 1,551,630	—	(11,098)	57,604	68,702
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 6.45% based on the notional amount of currency delivered	03/21/23	JPM	USD 1,551,630	RUB 90,459,998	11,098	—	(83,166)	(94,264)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 11.65% based on the notional amount of currency delivered	03/21/23	GSC	USD 3,119,326	TRY 12,025,000	—	(13,245)	(81,707)	(68,462)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fixed Rate equal to 11.65% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/21/23	GSC	TRY 12,025,000	USD 3,119,326	$13,245	$—	$28,413	$15,168
Fixed Rate equal to 10.48% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/21/28	GSC	TRY 7,445,000	USD 1,931,258	8,201	—	50,588	42,387
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 10.48% based on the notional amount of currency delivered	03/21/28	GSC	USD 1,931,258	TRY 7,445,000	—	(8,201)	7,782	15,983

Total						$57,647	$ (57,647)	$14,059	$14,059

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2018
Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BNP	3M KRW KSDA	1.80% Fixed	KRW	253,835,000	01/29/28	Quarterly	$—	$—	$(13,379)	$(13,379)
GSC	BZDIOVRA	8.35% Fixed	BRL	4,688,300	01/02/20	Maturity	—	—	14,765	14,765
JPM	BZDIOVRA	9.43% Fixed	BRL	4,344,633	01/02/23	Maturity	—	—	11,273	11,273

Total							$—	$—	$12,659	$12,659

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.85% Fixed	USD	3,835,000	01/10/19	Annual	$—	$—	$1,834	$1,834
12M Federal Funds Rate	1.86% Fixed	USD	3,840,000	01/10/19	Annual	—	—	1,644	1,644
1M MXN TIIE	7.63% Fixed	MXN	9,435,000	01/09/19	Lunar	—	—	(1,587)	(1,587)
1M MXN TIIE	7.82% Fixed	MXN	20,300,000	01/03/22	Lunar	—	—	(5,708)	(5,708)
1M MXN TIIE	7.94% Fixed	MXN	10,075,000	01/05/22	Lunar	—	—	(4,998)	(4,998)
1M MXN TIIE	7.84% Fixed	MXN	10,075,000	01/07/22	Lunar	—	—	(3,113)	(3,113)
1M MXN TIIE	7.29% Fixed	MXN	13,625,000	05/05/22	Lunar	—	—	10,366	10,366
1M MXN TIIE	6.84% Fixed	MXN	9,850,000	07/14/22	Lunar	—	—	17,071	17,071
1M MXN TIIE	7.59% Fixed	MXN	9,370,000	03/08/28	Lunar	—	—	(13,778)	(13,778)
6M CZK PRIBOR	1.68% Fixed	CZK	43,900,000	03/21/23	Annual	—	—	(19,997)	(19,997)
6M CZK PRIBOR	1.90% Fixed	CZK	21,400,000	03/21/28	Annual	—	—	15,061	15,061
6M CZK PRIBOR	1.62% Fixed	CZK	41,880,000	03/21/23	Annual	—	—	(25,165)	(25,165)
6M EUR EURIBOR	0.25% Fixed	EUR	1,675,000	03/21/23	Annual	2,801	—	27,437	24,636
6M EUR EURIBOR	1.00% Fixed	EUR	850,000	03/21/28	Annual	13,425	—	(9,813)	(23,238)

Total						$16,226	$—	$(10,746)	$(26,972)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

        OTC Total Return Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Letras del Banco Central de Argentina, Bond	JPM	USD	585,000	1.00%	04/18/18	Quarterly	$—	$—	$(31,584)	$(31,584)
Letras del Banco Central de Argentina, Bond	JPM	USD	981,873	1.00%	06/21/18	Quarterly	—	—	(42,234)	(42,234)
Nigeria Treasury Bills	JPM	USD	240,509	1.00%	06/19/18	Quarterly	—	—	9,206	9,206
Nigeria Treasury Bills	HSBC	USD	265,057	1.00%	03/05/18	Quarterly	—	—	12,379	12,379
Nigeria Treasury Bills	HSBC	USD	$265,923	1.00%	03/05/18	Quarterly	$—	$—	$11,898	$11,898

Total							$—	$—	$(40,335)	$(40,335)

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
7,490,000	ARS	404,865	USD	GSC	03/21/18	$—	$(32,692)
1,689,000	AUD	1,326,845	USD	CBK	02/15/18	34,048	—
665,000	AUD	499,064	USD	MSC	03/21/18	36,703	—
995,000	AUD	792,181	USD	GSC	03/21/18	9,455	—
125,000	AUD	98,010	USD	MSC	03/21/18	2,698	—
38,640,000	BRL	11,911,955	USD	SCB	03/02/18	176,645	—
3,195,000	BRL	955,443	USD	BCLY	03/02/18	44,119	—
2,250,000	BRL	680,890	USD	MSC	03/02/18	23,027	—
1,985,000	BRL	600,787	USD	SCB	03/02/18	20,224	—
5,386,000	BRL	1,664,966	USD	MSC	03/02/18	20,054	—
1,470,000	BRL	441,707	USD	MSC	03/02/18	18,186	—
1,285,000	BRL	395,202	USD	GSC	03/02/18	6,813	—
1,763,000	BRL	545,213	USD	MSC	03/02/18	6,345	—
985,000	BRL	301,981	USD	BCLY	03/02/18	6,179	—
1,295,000	BRL	399,076	USD	GSC	03/02/18	6,068	—
890,000	BRL	273,930	USD	GSC	03/02/18	4,508	—
660,000	BRL	203,064	USD	JPM	03/02/18	3,418	—
166,000	BRL	51,325	USD	MSC	03/02/18	609	—
15,000	BRL	4,711	USD	GSC	03/02/18	—	(18)
1,055,000	BRL	323,967	USD	GSC	03/21/18	5,455	—
1,055,000	CAD	821,573	USD	BNP	03/21/18	36,654	—
545,000	CAD	425,213	USD	MSC	03/21/18	18,136	—
155,000	CAD	123,359	USD	GSC	03/21/18	2,732	—
145,000	CAD	115,825	USD	SSG	03/21/18	2,130	—
76,000	CAD	61,078	USD	GSC	03/21/18	747	—
4,443,216,000	CLP	6,773,505	USD	MSC	03/21/18	591,715	—
310,650,000	CLP	487,134	USD	BNP	03/21/18	27,810	—
155,325,000	CLP	243,953	USD	DEUT	03/21/18	13,519	—
179,300,000	CLP	288,751	USD	GSC	03/21/18	8,462	—
162,800,000	CLP	268,536	USD	GSC	03/21/18	1,327	—
495,600,000	CLP	820,394	USD	GSC	03/21/18	1,129	—
134,200,000	CLP	221,361	USD	HSBC	03/21/18	1,093	—
114,937,000	CLP	189,979	USD	MSC	03/21/18	545	—
16,005,000	CNH	2,400,990	USD	GSC	03/21/18	133,016	—
16,005,000	CNH	2,401,711	USD	GSC	03/21/18	132,296	—
5,913,000	CNH	886,839	USD	GSC	03/21/18	49,342	—
5,883,000	CNH	902,439	USD	DEUT	03/21/18	28,992	—
2,309,000	CNH	352,721	USD	SCB	03/21/18	12,854	—
2,800,000	CNH	431,659	USD	MSC	03/21/18	11,653	—
2,515,000	CNH	389,344	USD	MSC	03/21/18	8,845	—
1,100,000	CNH	165,655	USD	BOA	03/21/18	8,503	—
2,224,000	CNH	344,336	USD	GSC	03/21/18	7,780	—
1,494,000	CNH	229,705	USD	BCLY	03/21/18	6,834	—
261,000	CNH	39,131	USD	DEUT	03/21/18	2,192	—
2,363,000	CNH	372,319	USD	GSC	03/21/18	1,805	—

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,416,000	CNH	223,064	USD	GSC	03/21/18	$1,126	$—
6,284,260,000	COP	2,057,984	USD	MSC	03/21/18	149,308	—
3,170,700,000	COP	1,052,382	USD	GSC	03/21/18	61,299	—
5,198,800,000	COP	1,780,411	USD	BCLY	03/21/18	45,623	—
1,713,300,000	COP	589,371	USD	GSC	03/21/18	12,411	—
738,300,000	COP	247,088	USD	BOA	03/21/18	12,233	—
923,700,000	COP	315,633	USD	GSC	03/21/18	8,809	—
2,191,000,000	COP	761,293	USD	MSC	03/21/18	8,277	—
1,523,700,000	COP	533,508	USD	UBS	03/21/18	1,678	—
568,106,000	COP	195,024	USD	MSC	04/30/18	3,962	—
111,302,000	CZK	5,185,278	USD	JPM	03/21/18	297,525	—
27,420,000	CZK	1,282,087	USD	CBK	03/21/18	68,638	—
20,850,000	CZK	1,009,402	USD	CBK	03/21/18	17,682	—
5,530,000	CZK	257,929	USD	BOA	03/21/18	14,482	—
5,110,000	CZK	241,778	USD	JPM	03/21/18	9,943	—
3,660,000	CZK	173,341	USD	JPM	03/21/18	6,953	—
2,660,000	CZK	124,690	USD	BCLY	03/21/18	6,343	—
2,510,000	CZK	117,919	USD	UBS	03/21/18	5,725	—
89,150,000	CZK	4,225,118	USD	JPM	07/10/18	191,097	—
44,575,000	CZK	2,103,587	USD	JPM	07/10/18	104,521	—
44,575,000	CZK	2,103,587	USD	JPM	07/10/18	104,521	—
5,424,000	CZK	228,413	USD	JPM	03/25/19	44,667	—
64,230,000	CZK	3,029,717	USD	MSC	09/26/19	237,791	—
64,220,000	CZK	3,044,323	USD	GSC	09/26/19	222,676	—
2,176,000	EGP	113,039	USD	SCB	03/13/18	9,555	—
2,178,000	EGP	113,674	USD	SCB	03/13/18	9,032	—
2,178,000	EGP	113,853	USD	CBK	03/13/18	8,854	—
2,178,000	EGP	114,031	USD	SCB	03/13/18	8,675	—
8,050,000	EGP	440,613	USD	MSC	03/21/18	12,576	—
9,290,000	EGP	511,184	USD	CBK	03/21/18	11,813	—
2,160,000	EGP	109,700	USD	GSC	04/05/18	11,696	—
1,943,000	EGP	97,736	USD	GSC	08/02/18	9,255	—
9,430,000	EGP	488,728	USD	GSC	09/18/18	25,655	—
6,050,000	EGP	313,553	USD	GSC	09/18/18	16,459	—
4,730,000	EGP	243,877	USD	GSC	09/18/18	14,132	—
13,960,000	EGP	711,156	USD	GSC	12/17/18	35,900	—
28,210,000	EGP	1,473,877	USD	CBK	01/08/19	28,093	—
1,114,000	EUR	1,328,152	USD	GSC	03/21/18	59,572	—
481,000	EUR	572,663	USD	MSC	03/21/18	26,524	—
255,000	EUR	305,821	USD	HSBC	03/21/18	11,836	—
245,000	EUR	294,329	USD	SSG	03/21/18	10,870	—
90,000	EUR	107,083	USD	GSC	03/21/18	5,031	—
140,000	EUR	169,579	USD	CBK	03/21/18	4,821	—
670,000	EUR	833,258	USD	CBK	03/21/18	1,370	—
170,000	EUR	212,371	USD	GSC	03/21/18	—	(600)
132,000	EUR	157,091	USD	DEUT	04/03/18	7,487	—
180,000	EUR	213,012	USD	MSC	04/30/18	11,804	—
201,000	EUR	227,037	USD	HSBC	03/25/19	30,557	—
511,700,000	HUF	1,971,641	USD	CBK	02/13/18	76,721	—
951,200,000	HUF	3,590,925	USD	CBK	03/21/18	225,981	—
131,588,000	HUF	523,092	USD	GSC	03/21/18	4,935	—
60,600,000	HUF	240,677	USD	GSC	03/21/18	2,494	—
2,994,000	HUF	11,308	USD	MSC	03/21/18	707	—
22,800,000	HUF	91,640	USD	BNP	03/21/18	—	(150)
34,900,000	HUF	140,806	USD	GSC	03/21/18	—	(762)
122,662,000	HUF	471,414	USD	MSC	06/01/18	22,881	—
211,465,000	HUF	836,161	USD	MSC	07/09/18	18,014	—
56,783,726,000	IDR	4,153,742	USD	UBS	03/21/18	72,386	—
21,728,000,000	IDR	1,596,825	USD	GSC	03/21/18	20,281	—
3,610,000,000	IDR	263,850	USD	BOA	03/21/18	4,824	—
1,714,000,000	IDR	125,146	USD	DEUT	03/21/18	2,418	—
9,874,000,000	IDR	732,574	USD	DEUT	03/21/18	2,298	—
3,653,000,000	IDR	270,956	USD	BCLY	03/21/18	919	—
6,070,000,000	IDR	451,301	USD	BCLY	03/21/18	458	—
5,535,000,000	IDR	413,615	USD	DEUT	03/21/18	—	(1,673)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

5,087,000,000	IDR	380,450	USD	UBS	03/21/18	$—	$(1,850)
3,431,000,000	IDR	257,380	USD	DEUT	03/21/18	—	(2,028)
13,012,000,000	IDR	975,047	USD	GSC	03/21/18	—	(6,629)
15,312,000	INR	236,187	USD	DEUT	02/02/18	4,497	—
15,884,000	INR	249,337	USD	DEUT	02/02/18	338	—
11,726,000	INR	184,117	USD	SCB	02/02/18	200	—
70,627,000	INR	1,082,340	USD	BNP	03/21/18	21,095	—
8,620,000	INR	135,311	USD	BCLY	03/21/18	—	(637)
11,726,000	INR	183,885	USD	SCB	03/21/18	—	(685)
5,573,000	INR	87,255	USD	DEUT	03/28/18	—	(260)
8,390,000	INR	130,869	USD	DEUT	04/04/18	—	(5)
28,480,000	KRW	26,053	USD	DEUT	03/21/18	640	—
156,786,000	KZT	465,171	USD	CBK	03/20/18	14,684	—
114,977,000	KZT	337,572	USD	CBK	03/20/18	14,324	—
135,881,000	KZT	402,909	USD	CBK	03/20/18	12,965	—
104,524,000	KZT	307,559	USD	CBK	03/20/18	12,344	—
104,524,000	KZT	308,239	USD	CBK	03/20/18	11,664	—
104,524,000	KZT	308,330	USD	CBK	03/20/18	11,573	—
114,977,000	KZT	340,925	USD	CBK	03/20/18	10,970	—
78,700,000	KZT	230,792	USD	GSC	03/20/18	10,075	—
104,524,000	KZT	309,930	USD	CBK	03/20/18	9,973	—
104,524,000	KZT	311,037	USD	CBK	03/20/18	8,866	—
100,900,000	KZT	303,231	USD	JPM	03/20/18	5,581	—
5,922,000	MXN	275,686	USD	JPM	02/21/18	41,472	—
3,660,000	MXN	176,513	USD	CBK	02/27/18	19,325	—
225,425,000	MXN	11,559,427	USD	GSC	03/21/18	453,758	—
38,299,000	MXN	1,935,729	USD	GSC	03/21/18	105,273	—
22,590,000	MXN	1,130,622	USD	DEUT	03/21/18	73,228	—
11,500,000	MXN	586,980	USD	MSC	03/21/18	25,870	—
16,100,000	MXN	832,472	USD	GSC	03/21/18	25,518	—
7,520,000	MXN	380,981	USD	HSBC	03/21/18	19,769	—
6,770,000	MXN	345,540	USD	GSC	03/21/18	15,242	—
4,840,000	MXN	248,059	USD	SCB	03/21/18	9,871	—
12,910,000	MXN	678,224	USD	MSC	03/21/18	9,766	—
6,066,000	MXN	314,008	USD	GSC	03/21/18	9,257	—
2,630,000	MXN	131,283	USD	MSC	03/21/18	8,873	—
2,547,000	MXN	131,466	USD	CBK	03/21/18	4,267	—
2,850,000	MXN	148,058	USD	MSC	03/21/18	3,822	—
1,890,000	MXN	97,319	USD	BCLY	03/21/18	3,401	—
3,839,000	MXN	202,422	USD	GSC	03/21/18	2,163	—
6,916,000	MXN	367,976	USD	UBS	03/21/18	586	—
6,390,000	MXN	340,262	USD	BNP	03/21/18	269	—
1,607,000	MXN	85,431	USD	GSC	03/21/18	208	—
5,108,000	MXN	260,945	USD	MSC	04/09/18	10,436	—
28,011,000	MXN	1,426,585	USD	JPM	04/16/18	59,850	—
14,823,000	MXN	736,602	USD	MSC	07/05/18	39,191	—
6,053,000	MXN	302,801	USD	DEUT	07/05/18	13,995	—
72,970,000	MXN	3,583,548	USD	BNP	10/18/18	168,135	—
72,970,000	MXN	3,609,249	USD	GSC	10/18/18	142,434	—
22,264,000	MYR	5,557,109	USD	BCLY	02/23/18	149,481	—
650,000	MYR	162,123	USD	BCLY	02/23/18	4,481	—
1,129,000	MYR	287,973	USD	BCLY	02/23/18	1,406	—
75,943,000	NGN	204,974	USD	SCB	03/20/18	1,603	—
75,943,000	NGN	205,390	USD	SCB	03/20/18	1,187	—
16,877,000	NGN	45,706	USD	SCB	03/20/18	202	—
143,216,000	NGN	374,421	USD	JPM	10/09/18	—	(13,095)
15,517,000	PEN	4,780,345	USD	MSC	03/21/18	34,831	—
3,285,000	PEN	1,017,816	USD	HSBC	03/21/18	1,573	—
1,370,000	PEN	424,346	USD	BCLY	03/21/18	787	—
305,000	PEN	94,413	USD	MSC	03/21/18	234	—
586,000	PEN	181,677	USD	CBK	03/21/18	168	—
3,285,000	PEN	1,019,553	USD	GSC	03/21/18	—	(165)
3,285,000	PEN	1,020,345	USD	HSBC	03/21/18	—	(956)
1,314,000	PEN	408,964	USD	DEUT	03/21/18	—	(1,208)
1,971,000	PEN	612,873	USD	BNP	03/21/18	—	(1,240)
42,570,000	PHP	832,258	USD	GSC	03/21/18	—	(4,290)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

51,980,000	PHP	1,021,820	USD	GSC	03/21/18	$—	$ (10,831)
20,960,000	PHP	420,731	USD	DEUT	03/21/18	—	(13,068)
20,982,000	PLN	5,889,023	USD	UBS	03/21/18	386,155	—
20,983,000	PLN	5,899,404	USD	UBS	03/21/18	376,073	—
4,670,000	PLN	1,352,855	USD	GSC	03/21/18	43,822	—
2,205,000	PLN	622,696	USD	GSC	03/21/18	36,763	—
1,545,000	PLN	440,217	USD	BCLY	03/21/18	21,853	—
945,000	PLN	266,661	USD	MSC	03/21/18	15,964	—
1,215,000	PLN	348,334	USD	DEUT	03/21/18	15,041	—
725,000	PLN	204,843	USD	SCB	03/21/18	11,986	—
1,147,000	PLN	337,262	USD	GSC	03/21/18	5,776	—
625,000	PLN	181,363	USD	JPM	03/21/18	5,558	—
621,000	PLN	182,776	USD	CSFB	03/21/18	2,949	—
358,000	PLN	107,048	USD	CSFB	03/21/18	20	—
7,330,000	RON	1,867,611	USD	CBK	03/21/18	90,077	—
4,985,000	RON	1,303,680	USD	CBK	03/21/18	27,708	—
375,000	RON	96,735	USD	UBS	03/21/18	3,420	—
8,776,000	RUB	149,557	USD	GSC	03/20/18	5,600	—
15,054,000	RUB	261,570	USD	MSC	03/20/18	4,580	—
187,010,000	RUB	3,108,027	USD	BCLY	03/21/18	197,821	—
92,390,000	RUB	1,582,834	USD	BOA	03/21/18	50,380	—
19,220,000	RUB	323,243	USD	SCB	03/21/18	16,517	—
21,226,000	RUB	358,926	USD	BCLY	03/21/18	16,294	—
22,767,000	RUB	386,405	USD	GSC	03/21/18	16,056	—
13,296,000	RUB	225,528	USD	GSC	03/21/18	9,511	—
19,290,000	RUB	334,142	USD	GSC	03/21/18	6,855	—
9,466,000	RUB	160,727	USD	GSC	03/21/18	6,607	—
19,310,000	RUB	335,644	USD	JPM	03/21/18	5,706	—
10,800,000	RUB	187,924	USD	BNP	03/21/18	2,992	—
12,042,000	RUB	210,474	USD	GSC	03/21/18	2,397	—
13,187,000	RUB	231,737	USD	MSC	03/21/18	1,375	—
9,257,000	RUB	157,539	USD	GSC	03/29/18	5,931	—
13,048,000	RUB	226,449	USD	MSC	03/30/18	3,936	—
36,809,000	RUB	642,302	USD	GSC	04/27/18	5,601	—
11,728,000	RUB	206,044	USD	DEUT	07/11/18	—	(1,378)
129,350,000	THB	3,981,838	USD	BCLY	03/21/18	153,042	—
129,350,000	THB	3,982,451	USD	SCB	03/21/18	152,429	—
75,920,000	THB	2,334,563	USD	BCLY	03/21/18	92,341	—
64,674,000	THB	1,991,808	USD	SCB	03/21/18	75,600	—
8,760,000	THB	268,629	USD	SCB	03/21/18	11,398	—
11,310,000	THB	352,961	USD	JPM	03/21/18	8,581	—
5,960,000	THB	185,387	USD	BCLY	03/21/18	5,134	—
4,820,000	THB	150,625	USD	MSC	03/21/18	3,454	—
3,450,000	THB	107,118	USD	JPM	03/21/18	3,167	—
33,000	TRY	9,172	USD	DEUT	02/20/18	—	(436)
123,000	TRY	34,208	USD	BOA	02/20/18	—	(1,649)
524,000	TRY	145,616	USD	HSBC	02/20/18	—	(6,910)
1,072,000	TRY	279,123	USD	MSC	03/05/18	3,435	—
1,170,000	TRY	291,771	USD	DEUT	03/06/18	16,521	—
34,814,000	TRY	8,824,506	USD	CBK	03/21/18	305,830	—
4,740,000	TRY	1,225,148	USD	CBK	03/21/18	17,967	—
1,175,000	TRY	298,223	USD	SCB	03/21/18	9,933	—
2,084,000	TRY	541,688	USD	CBK	03/21/18	4,862	—
880,000	TRY	226,652	USD	CSFB	03/21/18	4,138	—
1,028,000	TRY	267,205	USD	CBK	03/21/18	2,399	—
200,000	TRY	51,540	USD	HSBC	03/21/18	912	—
370,000	TRY	96,140	USD	UBS	03/21/18	896	—
458,425	USD	8,380,000	ARS	MSC	03/21/18	42,028	—
29,003	USD	38,000	AUD	CBK	02/15/18	—	(1,615)
488,663	USD	605,000	AUD	MSC	03/21/18	1,236	—
137,879	USD	175,000	AUD	GSC	03/21/18	—	(3,112)
251,579	USD	320,000	AUD	JPM	03/21/18	—	(6,234)
639,735	USD	805,000	AUD	CSFB	03/21/18	—	(8,825)
285,159	USD	365,000	AUD	SSG	03/21/18	—	(8,908)
253,246	USD	330,000	AUD	GSC	03/21/18	—	(12,624)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

354,799	USD	460,000	AUD	MSC	03/21/18	$—	$(15,807)
443,881	USD	580,000	AUD	MSC	03/21/18	—	(23,405)
1,242,212	USD	1,585,000	AUD	NOM	03/21/18	—	(34,767)
660,303	USD	870,000	AUD	DEUT	03/21/18	—	(40,625)
847,127	USD	1,120,000	AUD	BNP	03/21/18	—	(55,217)
725,443	USD	2,285,000	BRL	MSC	03/02/18	10,576	—
295,754	USD	930,000	BRL	MSC	03/02/18	4,802	—
167,509	USD	530,000	BRL	DEUT	03/02/18	1,698	—
635,363	USD	2,031,000	BRL	MSC	03/02/18	—	(40)
26,355	USD	88,000	BRL	MSC	03/02/18	—	(1,176)
89,502	USD	295,000	BRL	MSC	03/02/18	—	(2,789)
100,149	USD	330,000	BRL	GSC	03/02/18	—	(3,092)
161,069	USD	528,000	BRL	GSC	03/02/18	—	(4,117)
432,446	USD	1,400,000	BRL	GSC	03/02/18	—	(5,547)
316,611	USD	1,030,000	BRL	MSC	03/02/18	—	(5,626)
480,740	USD	1,560,000	BRL	BOA	03/02/18	—	(7,309)
257,027	USD	855,000	BRL	MSC	03/02/18	—	(10,462)
431,560	USD	1,415,000	BRL	GSC	03/02/18	—	(11,125)
251,234	USD	840,000	BRL	MSC	03/02/18	—	(11,562)
455,049	USD	1,520,000	BRL	MSC	03/02/18	—	(20,486)
1,602,442	USD	5,198,000	BRL	SCB	03/02/18	—	(23,763)
1,791,324	USD	5,839,000	BRL	MSC	03/02/18	—	(35,418)
3,398,586	USD	11,059,000	BRL	MSC	03/02/18	—	(61,243)
1,522,645	USD	5,080,000	BRL	HSBC	03/02/18	—	(66,643)
166,044	USD	533,000	BRL	MSC	03/21/18	—	(385)
170,239	USD	556,000	BRL	DEUT	03/29/18	—	(3,231)
712,948	USD	2,323,000	BRL	JPM	04/16/18	—	(10,347)
194,294	USD	647,000	BRL	MSC	04/30/18	—	(6,819)
233,125	USD	765,000	BRL	MSC	06/01/18	—	(3,787)
243,112	USD	803,000	BRL	DEUT	07/05/18	—	(4,594)
88,381	USD	110,000	CAD	BCLY	03/21/18	—	(1,102)
107,786	USD	135,000	CAD	GSC	03/21/18	—	(2,035)
840,977	USD	1,070,000	CAD	JPM	03/21/18	—	(29,453)
2,542,726	USD	3,265,000	CAD	CIBC	03/21/18	—	(113,305)
325,895	USD	197,900,000	CLP	BOA	03/21/18	—	(2,150)
305,614	USD	187,800,000	CLP	HSBC	03/21/18	—	(5,689)
164,618	USD	103,545,000	CLP	MSC	03/21/18	—	(7,021)
519,362	USD	330,600,000	CLP	HSBC	03/21/18	—	(28,651)
6,333,369	USD	4,154,500,000	CLP	MSC	03/21/18	—	(553,266)
829,235	USD	5,267,000	CNH	DEUT	03/21/18	—	(4,668)
288,970	USD	1,885,000	CNH	GSC	03/21/18	—	(9,474)
1,008,538	USD	6,476,000	CNH	GSC	03/21/18	—	(16,781)
457,786	USD	3,005,000	CNH	SSG	03/21/18	—	(17,983)
172,849	USD	502,300,000	COP	CBK	03/21/18	—	(3,579)
783,826	USD	2,253,500,000	COP	GSC	03/21/18	—	(7,696)
1,183,287	USD	3,405,500,000	COP	BOA	03/21/18	—	(12,866)
360,576	USD	1,101,200,000	COP	GSC	03/21/18	—	(26,211)
972,322	USD	2,922,800,000	COP	HSBC	03/21/18	—	(54,286)
190,629	USD	583,516,000	COP	MSC	04/30/18	—	(13,755)
541,530	USD	11,540,000	CZK	GSC	03/21/18	—	(26,938)
622,443	USD	13,260,000	CZK	HSBC	03/21/18	—	(30,752)
2,129,209	USD	44,575,000	CZK	JPM	01/10/19	—	(104,627)
2,129,209	USD	44,575,000	CZK	JPM	01/10/19	—	(104,627)
4,273,730	USD	89,150,000	CZK	JPM	01/10/19	—	(193,944)
228,861	USD	5,424,000	CZK	HSBC	03/25/19	—	(44,219)
6,121,768	USD	128,450,000	CZK	JPM	09/26/19	—	(412,738)
488,503	USD	8,710,000	EGP	CBK	03/13/18	—	(2,211)
971,973	USD	17,340,000	EGP	CBK	03/21/18	—	(4,213)
121,008	USD	2,160,000	EGP	CBK	04/05/18	—	(388)
199,597	USD	161,000	EUR	JPM	03/21/18	—	(963)
90,727	USD	75,000	EUR	JPM	03/21/18	—	(2,701)
334,300	USD	272,000	EUR	GSC	03/21/18	—	(4,534)
173,724	USD	145,000	EUR	BCLY	03/21/18	—	(6,904)
866,081	USD	705,000	EUR	DEUT	03/21/18	—	(12,146)
303,928	USD	255,000	EUR	MSC	03/21/18	—	(13,728)
1,302,230	USD	1,070,000	EUR	CBK	03/21/18	—	(30,683)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,121,917	USD	930,000	EUR	RBC	03/21/18	$—	$ (36,596)
1,217,437	USD	1,020,000	EUR	UBS	03/21/18	—	(53,189)
3,635,374	USD	3,074,000	EUR	MSC	03/21/18	—	(193,946)
226,406	USD	201,000	EUR	JPM	03/25/19	—	(31,188)
414,798	USD	293,000	GBP	UBS	03/21/18	—	(2,040)
116,390	USD	29,800,000	HUF	GSC	03/21/18	—	(3,189)
124,773	USD	33,000,000	HUF	CBK	03/21/18	—	(7,647)
487,418	USD	125,900,000	HUF	GSC	03/21/18	—	(17,785)
584,902	USD	153,800,000	HUF	CBK	03/21/18	—	(32,255)
4,871,520	USD	1,290,417,000	HUF	CBK	03/21/18	—	(306,571)
369,897	USD	4,943,307,000	IDR	CBK	03/21/18	1,992	—
433,386	USD	5,800,000,000	IDR	UBS	03/21/18	1,721	—
315,791	USD	4,222,132,000	IDR	DEUT	03/21/18	1,559	—
1,250,224	USD	16,778,000,000	IDR	BOA	03/21/18	1,521	—
145,702	USD	1,939,000,000	IDR	GSC	03/21/18	1,392	—
152,409	USD	2,040,000,000	IDR	BOA	03/21/18	582	—
446,262	USD	6,031,230,000	IDR	DEUT	03/21/18	—	(2,612)
990,289	USD	13,359,000,000	IDR	GSC	03/21/18	—	(3,954)
389,971	USD	5,327,000,000	IDR	JPM	03/21/18	—	(6,491)
1,183,222	USD	16,093,000,000	IDR	JPM	03/21/18	—	(14,499)
184,749	USD	11,726,000	INR	SCB	02/02/18	432	—
184,117	USD	11,726,000	INR	DEUT	02/02/18	—	(200)
297,570	USD	19,470,000	INR	DEUT	02/02/18	—	(8,472)
91,720	USD	5,860,000	INR	BCLY	03/21/18	167	—
143,564	USD	9,200,000	INR	BOA	03/21/18	—	(172)
285,865	USD	18,450,000	INR	JPM	03/21/18	—	(2,387)
149,612	USD	10,018,000	INR	DEUT	03/28/18	—	(6,771)
189,050	USD	12,500,000	INR	BNP	05/02/18	—	(5,157)
248,016	USD	16,312,000	INR	DEUT	06/14/18	—	(4,116)
499,456	USD	160,700,000	KZT	JPM	03/20/18	7,622	—
844,997	USD	15,750,000	MXN	GSC	03/21/18	5,660	—
154,927	USD	2,905,000	MXN	GSC	03/21/18	116	—
184,443	USD	3,461,000	MXN	CBK	03/21/18	2	—
222,853	USD	4,190,000	MXN	GSC	03/21/18	—	(437)
364,997	USD	6,860,000	MXN	UBS	03/21/18	—	(582)
109,185	USD	2,061,000	MXN	GSC	03/21/18	—	(648)
31,522	USD	615,000	MXN	GSC	03/21/18	—	(1,252)
1,141,171	USD	21,466,000	MXN	GSC	03/21/18	—	(2,779)
267,689	USD	5,085,000	MXN	CBK	03/21/18	—	(3,297)
317,759	USD	6,202,000	MXN	GSC	03/21/18	—	(12,753)
1,167,466	USD	22,148,000	MXN	BOA	03/21/18	—	(12,829)
390,662	USD	7,585,000	MXN	GSC	03/21/18	—	(13,552)
431,097	USD	8,400,000	MXN	SSG	03/21/18	—	(16,549)
484,176	USD	9,455,000	MXN	BNP	03/21/18	—	(19,692)
352,170	USD	6,980,000	MXN	GSC	03/21/18	—	(19,804)
290,299	USD	5,830,000	MXN	GSC	03/21/18	—	(20,390)
739,010	USD	14,260,000	MXN	MSC	03/21/18	—	(20,923)
748,996	USD	14,530,000	MXN	GSC	03/21/18	—	(25,326)
435,207	USD	8,700,000	MXN	DEUT	03/21/18	—	(28,427)
461,769	USD	9,246,000	MXN	GSC	03/21/18	—	(30,962)
840,940	USD	16,408,000	MXN	NOM	03/21/18	—	(33,463)
507,477	USD	10,160,000	MXN	GSC	03/21/18	—	(33,962)
6,986,319	USD	136,243,000	MXN	GSC	03/21/18	—	(274,243)
458,572	USD	8,634,000	MXN	DEUT	08/02/18	8,719	—
168,491	USD	3,175,000	MXN	BCLY	08/17/18	3,495	—
3,662,601	USD	72,970,000	MXN	GSC	10/18/18	—	(89,083)
3,630,041	USD	72,970,000	MXN	GSC	10/18/18	—	(121,642)
752,864	USD	2,990,000	MYR	BCLY	02/23/18	—	(13,517)
542,632	USD	2,174,000	MYR	BCLY	02/23/18	—	(14,596)
276,794	USD	105,320,000	NGN	HSBC	06/01/18	—	(1,976)
247,974	USD	94,788,000	NGN	JPM	06/19/18	—	(1,137)
275,346	USD	105,320,000	NGN	HSBC	06/25/18	—	(789)
404,585	USD	550,000	NZD	MSC	03/21/18	—	(517)
316,105	USD	435,000	NZD	DEUT	03/21/18	—	(4,294)
819,013	USD	1,120,000	NZD	UBS	03/21/18	—	(5,923)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

315,337	USD	435,000	NZD	GSC	04/11/18	$—	$(5,016)
626,547	USD	2,025,000	PEN	BOA	03/21/18	—	(1,843)
218,859	USD	723,000	PEN	GSC	03/21/18	—	(5,500)
275,160	USD	905,000	PEN	MSC	03/21/18	—	(5,677)
497,952	USD	1,629,000	PEN	DEUT	03/21/18	—	(7,553)
997,001	USD	3,258,000	PEN	BNP	03/21/18	—	(14,009)
647,408	USD	32,911,000	PHP	SCB	03/21/18	7,303	—
301,477	USD	15,410,000	PHP	JPM	03/21/18	1,759	—
828,642	USD	2,770,000	PLN	CBK	03/21/18	206	—
273,575	USD	915,000	PLN	DEUT	03/21/18	—	(78)
42,438	USD	148,000	PLN	JPM	03/21/18	—	(1,825)
167,872	USD	599,000	PLN	CBK	03/21/18	—	(11,274)
570,380	USD	2,020,000	PLN	MSC	03/21/18	—	(33,750)
1,328,609	USD	4,645,000	PLN	HSBC	03/21/18	—	(60,591)
1,408,071	USD	4,920,000	PLN	SSG	03/21/18	—	(63,375)
155,218	USD	568,000	PLN	DEUT	04/03/18	—	(14,686)
211,125	USD	765,000	PLN	MSC	04/30/18	—	(17,762)
109,109	USD	420,000	RON	JPM	03/21/18	—	(3,065)
92,234	USD	362,000	RON	CBK	03/21/18	—	(4,449)
267,345	USD	1,030,000	RON	JPM	03/21/18	—	(7,746)
206,516	USD	805,000	RON	GSC	03/21/18	—	(8,482)
146,879	USD	8,776,000	RUB	MSC	03/20/18	—	(8,278)
111,644	USD	6,280,000	RUB	GSC	03/21/18	630	—
642,542	USD	36,400,000	RUB	BOA	03/21/18	—	(915)
1,033,884	USD	59,500,000	RUB	BCLY	03/21/18	—	(17,921)
1,042,985	USD	60,660,000	RUB	GSC	03/21/18	—	(29,325)
778,290	USD	46,639,000	RUB	GSC	03/21/18	—	(46,166)
4,954,296	USD	298,100,000	RUB	BCLY	03/21/18	—	(315,333)
154,735	USD	9,257,000	RUB	MSC	03/29/18	—	(8,735)
477,573	USD	26,959,000	RUB	CBK	04/27/18	3,047	—
177,073	USD	10,496,000	RUB	MSC	04/27/18	—	(7,675)
209,304	USD	12,215,000	RUB	MSC	07/11/18	—	(3,860)
1,105,894	USD	35,330,000	THB	JPM	03/21/18	—	(23,486)
1,105,718	USD	36,130,000	THB	JPM	03/21/18	—	(49,235)
190,652	USD	680,000	TRY	DEUT	02/20/18	10,652	—
215,647	USD	825,000	TRY	BOA	02/20/18	—	(2,737)
612,717	USD	2,226,000	TRY	CBK	03/05/18	25,988	—
499,626	USD	2,002,000	TRY	MSC	03/06/18	—	(27,896)
110,408	USD	420,000	TRY	BNP	03/21/18	258	—
16,157	USD	64,000	TRY	CSFB	03/21/18	—	(628)
195,938	USD	761,000	TRY	GSC	03/21/18	—	(3,642)
389,380	USD	1,510,000	TRY	HSBC	03/21/18	—	(6,633)
998,319	USD	3,860,000	TRY	GSC	03/21/18	—	(14,007)
783,094	USD	3,085,000	TRY	CSFB	03/21/18	—	(25,979)
5,695,601	USD	22,470,000	TRY	CBK	03/21/18	—	(197,392)
572,230	USD	2,345,000	TRY	MSC	06/08/18	—	(28,712)
90,139	USD	2,660,000	TWD	BCLY	03/21/18	—	(1,346)
445,144	USD	13,085,000	TWD	BCLY	03/21/18	—	(4,886)
283,747	USD	8,450,000	TWD	BCLY	03/21/18	—	(6,872)
1,209,391	USD	36,110,000	TWD	BCLY	03/21/18	—	(32,533)
366,486	USD	5,060,000	ZAR	MSC	02/13/18	—	(59,844)
671,132	USD	8,618,000	ZAR	MSC	02/15/18	—	(54,779)
130,352	USD	1,560,000	ZAR	CSFB	03/22/18	—	(326)
131,837	USD	1,580,000	ZAR	GSC	03/22/18	—	(517)
397,130	USD	4,760,000	ZAR	GSC	03/22/18	—	(1,607)
87,062	USD	1,060,000	ZAR	GSC	03/22/18	—	(1,732)
65,009	USD	833,000	ZAR	GSC	03/22/18	—	(4,770)
278,555	USD	3,450,000	ZAR	GSC	03/22/18	—	(10,445)
264,864	USD	3,310,000	ZAR	SSG	03/22/18	—	(12,410)
455,674	USD	5,600,000	ZAR	TDB	03/22/18	—	(13,429)
341,480	USD	4,262,000	ZAR	SSG	03/22/18	—	(15,541)
355,413	USD	4,438,000	ZAR	JPM	03/22/18	—	(16,351)
375,973	USD	4,876,000	ZAR	CBK	03/22/18	—	(32,481)
968,407	USD	12,150,000	ZAR	SSG	03/22/18	—	(49,378)
331,775	USD	4,580,000	ZAR	GSC	03/22/18	—	(51,883)
1,284,701	USD	16,160,000	ZAR	GSC	03/22/18	—	(68,995)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

7,886,575	USD	109,386,000	ZAR	GSC	03/22/18	$—	$(1,276,505)
300,590	USD	3,744,000	ZAR	JPM	04/09/18	—	(12,248)
697,815	USD	8,782,000	ZAR	CBK	04/16/18	—	(35,261)
15,205,000	UYU	516,702	USD	HSBC	03/21/18	14,848	—
1,707,000	UYU	58,140	USD	JPM	03/21/18	1,535	—
1,466,000	UYU	50,274	USD	CBK	03/21/18	975	—
2,524,000	UYU	87,487	USD	HSBC	03/21/18	749	—
1,443,000	UYU	50,017	USD	HSBC	03/21/18	428	—
3,524,000	UYU	121,225	USD	JPM	04/17/18	1,371	—
500,000	ZAR	34,882	USD	MSC	02/13/18	7,245	—
1,218,000	ZAR	82,610	USD	CBK	02/15/18	19,984	—
1,024,000	ZAR	76,371	USD	MSC	02/15/18	9,882	—
122,210,000	ZAR	8,811,167	USD	GSC	03/22/18	1,426,158	—
7,160,000	ZAR	556,402	USD	GSC	03/22/18	43,379	—
3,140,000	ZAR	221,821	USD	CBK	03/22/18	41,212	—
8,640,000	ZAR	691,338	USD	GSC	03/22/18	32,420	—
5,130,000	ZAR	398,741	USD	SCB	03/22/18	30,991	—
4,730,000	ZAR	378,299	USD	GSC	03/22/18	17,925	—
3,720,000	ZAR	294,895	USD	RBC	03/22/18	16,723	—
2,330,000	ZAR	186,641	USD	GSC	03/22/18	8,539	—
6,380,000	ZAR	531,091	USD	CBK	04/16/18	1,478	—

Total						$9,704,928	$(6,934,158)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Interbank Offered Rate
KSDA	Korea Securities Dealers Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$34,735,437	$—	$34,735,437	$—
Foreign Government Obligations	120,895,222	—	120,895,222	—
Short-Term Investments	7,069,531	7,069,531	—	—
Purchased Options	1,478,679	—	1,478,679	—
Foreign Currency Contracts(2)	9,704,928	—	9,704,928	—
Futures Contracts(2)	161,980	161,980	—	—
Swaps - Cross Currency(2)	332,185	—	332,185	—
Swaps - Interest Rate(2)	96,650	—	96,650	—
Swaps - Total Return(2)	33,483	—	33,483	—

Total	$174,508,095	$7,231,511	$167,276,584	$—

Liabilities
Foreign Currency Contracts(2)	$(6,934,158)	$—	$(6,934,158)	$—
Futures Contracts(2)	(54,679)	(54,679)	—	—
Swaps - Cross Currency(2)	(318,126)	—	(318,126)	—
Swaps - Interest Rate(2)	(110,963)	—	(110,963)	—
Swaps - Total Return(2)	(73,818)	—	(73,818)	—
Written Options	(1,182,620)	—	(1,182,620)	—

Total	$(8,674,364)	$(54,679)	$(8,619,685)	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Environmental Opportunities Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Austria - 1.5%
52,782	Zumtobel Group AG	$618,749

	Brazil - 2.9%
65,180	Cia de Saneamento do Parana	1,188,829

	Canada - 2.2%
48,073	Boralex, Inc. Class A	923,940

	China - 5.5%
1,615,317	China Longyuan Power Group Corp. Ltd. Class H	1,179,051
3,103,590	Huaneng Renewables Corp. Ltd. Class H	1,072,662

		2,251,713

	France - 4.4%
20,146	Cie de Saint-Gobain	1,170,175
34,403	Rexel S.A.	619,754

		1,789,929

	Germany - 4.8%
23,606	Innogy SE(1)	899,930
7,132	Siemens AG	1,082,666

		1,982,596

	Japan - 9.2%
7,160	Daikin Industries Ltd.	863,931
39,965	Fujitsu General Ltd.	791,083
15,555	Kyudenko Corp.	714,528
17,265	Park24 Co., Ltd.	431,884
50,145	Sekisui Chemical Co., Ltd.	958,793

		3,760,219

	Netherlands - 2.0%
36,964	Arcadis N.V.	838,704

	Norway - 2.3%
55,109	Tomra Systems ASA	932,197

	Spain - 3.3%
160,876	Iberdrola S.A.	1,309,496
3,497	Iberdrola S.A.	28,257

		1,337,753

	Sweden - 4.2%
30,287	Electrolux AB Series B	1,069,994
65,623	Nibe Industrier AB Class B	639,003

		1,708,997

	Switzerland - 2.3%
34,276	ABB Ltd.	955,367

	United Kingdom - 4.5%
10,933	Aptiv plc	1,037,323
75,078	Smart Metering Systems plc	802,694

		1,840,017

	United States - 49.1%
25,983	8Point3 Energy Partners L.P.	380,651
19,485	AquaVenture Holdings Ltd.*	296,367
25,156	Avangrid, Inc.	1,225,600
19,730	Clean Harbors, Inc.*	1,091,858
11,225	Eaton Corp. plc	942,563
19,631	Edison International	1,227,526
12,518	First Solar, Inc.*	840,834
39,843	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	866,187
5,908	Hubbell, Inc.	803,193
5,346	Illinois Tool Works, Inc.	928,440
24,668	Itron, Inc.*	1,805,698
22,590	Johnson Controls International plc	883,947
84,171	Mueller Water Products, Inc. Class A	978,909

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

7,119	NextEra Energy, Inc.		$1,127,792
60,584	NRG Yield, Inc. Class C		1,145,038
15,568	Pattern Energy Group, Inc.		321,012
13,735	Pentair plc		982,052
14,512	Tetra Tech, Inc.		721,246
8,211	Verisk Analytics, Inc. Class A*		821,510
12,220	Waste Management, Inc.		1,080,615
8,708	Watts Water Technologies, Inc. Class A		694,463
13,472	Xylem, Inc.		973,487

			20,138,988

	Total Common Stocks (cost $34,247,998)		$40,267,998

	Total Long-Term Investments (cost $34,247,998)		$40,267,998

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
709,208	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(2)		709,208

	Total Short-Term Investments (cost $709,208)		$709,208

	Total Investments (cost $34,957,206)	99.9%	$40,977,206
	Other Assets and Liabilities	0.1%	20,777

	Total Net Assets	100.0%	$40,997,983

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At January 31, 2018, the aggregate value of this security was $899,930, which represented 2.2% of total net assets.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Environmental Opportunities Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Austria	$618,749	$—	$618,749	$—
Brazil	1,188,829	1,188,829	—	—
Canada	923,940	923,940	—	—
China	2,251,713	—	2,251,713	—
France	1,789,929	—	1,789,929	—
Germany	1,982,596	—	1,982,596	—
Japan	3,760,219	—	3,760,219	—
Netherlands	838,704	—	838,704	—
Norway	932,197	932,197	—	—
Spain	1,337,753	28,257	1,309,496	—
Sweden	1,708,997	—	1,708,997	—
Switzerland	955,367	—	955,367	—
United Kingdom	1,840,017	1,840,017	—	—
United States	20,138,988	20,138,988	—	—
Short-Term Investments	709,208	709,208	—	—

Total	$40,977,206	$25,761,436	$15,215,770	$—

(1)	For the period ended January 31, 2018, investments valued at $52,359,802 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $87,998,779 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Equity Income Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Banks - 14.5%
919,365	BB&T Corp.	$50,739,754
1,665,508	JP Morgan Chase & Co.	192,649,310
460,459	M&T Bank Corp.	87,846,368
900,051	PNC Financial Services Group, Inc.	142,226,059
960,176	US Bancorp	54,864,457
2,026,888	Wells Fargo & Co.	133,328,693

		661,654,641

	Capital Goods - 7.2%
156,363	3M Co.	39,168,932
407,451	Caterpillar, Inc.	66,324,874
836,221	Eaton Corp. plc	70,217,477
430,632	Honeywell International, Inc.	68,759,011
213,090	Raytheon Co.	44,523,025
276,681	United Technologies Corp.	38,184,745

		327,178,064

	Consumer Durables & Apparel - 1.3%
718,709	VF Corp.	58,316,048

	Diversified Financials - 2.8%
99,629	BlackRock, Inc.	55,971,572
1,353,643	Invesco Ltd.	48,907,122
506,869	Thomson Reuters Corp.	21,952,496

		126,831,190

	Energy - 12.5%
1,688,540	Canadian Natural Resources Ltd.	57,663,641
855,888	Chevron Corp.	107,285,561
730,935	Exxon Mobil Corp.	63,810,625
2,567,447	Kinder Morgan, Inc.	46,162,697
663,877	Occidental Petroleum Corp.	49,770,859
439,635	Phillips 66	45,018,624
705,752	Schlumberger Ltd.	51,929,232
2,763,929	Suncor Energy, Inc.	100,192,426
1,090,488	TransCanada Corp.	50,206,777

		572,040,442

	Food & Staples Retailing - 0.7%
303,171	Wal-Mart Stores, Inc.	32,318,029

	Food, Beverage & Tobacco - 6.2%
860,381	British American Tobacco plc	58,804,173
242,711	Diageo plc ADR	34,940,676
523,709	Kraft Heinz Co.	41,053,549
320,971	PepsiCo, Inc.	38,612,811
1,034,248	Philip Morris International, Inc.	110,902,413

		284,313,622

	Health Care Equipment & Services - 3.2%
585,342	Abbott Laboratories	36,384,859
1,018,167	Koninklijke Philips N.V.	41,500,230
777,776	Medtronic plc	66,803,180

		144,688,269

	Household & Personal Products - 1.9%
1,469,125	Unilever N.V.	84,459,996

	Insurance - 7.9%
786,883	American International Group, Inc.	50,297,561
612,529	Chubb Ltd.	95,646,403
856,162	Marsh & McLennan Cos., Inc.	71,506,650
1,767,850	MetLife, Inc.	84,980,550
735,391	Principal Financial Group, Inc.	49,712,432
67,736	Travelers Cos., Inc.	10,154,981

		362,298,577

The Hartford Equity Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Materials - 3.2%
1,258,844	DowDuPont, Inc.	$95,143,430
837,297	International Paper Co.	52,632,489

		147,775,919

	Media - 0.7%
762,013	Comcast Corp. Class A	32,408,413

	Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
131,221	Amgen, Inc.	24,413,667
761,467	Bristol-Myers Squibb Co.	47,667,834
766,026	Eli Lilly & Co.	62,392,817
889,757	Johnson & Johnson	122,955,520
1,309,771	Merck & Co., Inc.	77,603,932
635,818	Novartis AG	57,387,065
2,610,500	Pfizer, Inc.	96,692,920
187,478	Roche Holding AG	46,320,954

		535,434,709

	Real Estate - 1.0%
422,838	Crown Castle International Corp. REIT	47,683,441

	Retailing - 1.7%
283,831	Home Depot, Inc.	57,021,648
403,620	L Brands, Inc.	20,217,326

		77,238,974

	Semiconductors & Semiconductor Equipment - 5.8%
915,981	Analog Devices, Inc.	84,160,334
1,866,644	Intel Corp.	89,860,242
768,555	Maxim Integrated Products, Inc.	46,881,855
622,594	QUALCOMM, Inc.	42,492,041

		263,394,472

	Software & Services - 1.5%
698,431	Microsoft Corp.	66,357,929

	Technology Hardware & Equipment - 3.1%
3,439,539	Cisco Systems, Inc.	142,878,450

	Telecommunication Services - 3.4%
930,097	BCE, Inc.	43,495,268
2,081,005	Verizon Communications, Inc.	112,519,940

		156,015,208

	Transportation - 2.0%
670,281	Union Pacific Corp.	89,482,514

	Utilities - 5.9%
740,514	Dominion Energy, Inc.	56,604,890
202,472	Duke Energy Corp.	15,894,052
251,399	Edison International	15,719,980
778,415	Eversource Energy	49,110,202
326,088	NextEra Energy, Inc.	51,658,861
422,456	Sempra Energy	45,211,241
749,789	Xcel Energy, Inc.	34,220,370

		268,419,596

	Total Common Stocks (cost $3,220,903,559)	$4,481,188,503

	Total Long-Term Investments (cost $3,220,903,559)	$4,481,188,503

Short-Term Investments - 2.4%
	Other Investment Pools & Funds - 2.4%
111,525,722	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(1)	111,525,722

	Total Short-Term Investments (cost $111,525,722)	$111,525,722

The Hartford Equity Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments (cost $3,332,429,281)	100.6%	$4,592,714,225
Other Assets and Liabilities	(0.6)%	(26,845,652)

Total Net Assets	100.0%	$4,565,868,573

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Equity Income Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$661,654,641	$661,654,641	$—	$—
Capital Goods	327,178,064	327,178,064	—	—
Consumer Durables & Apparel	58,316,048	58,316,048	—	—
Diversified Financials	126,831,190	126,831,190	—	—
Energy	572,040,442	572,040,442	—	—
Food & Staples Retailing	32,318,029	32,318,029	—	—
Food, Beverage & Tobacco	284,313,622	225,509,449	58,804,173	—
Health Care Equipment & Services	144,688,269	103,188,039	41,500,230	—
Household & Personal Products	84,459,996	84,459,996	—	—
Insurance	362,298,577	362,298,577	—	—
Materials	147,775,919	147,775,919	—	—
Media	32,408,413	32,408,413	—	—
Pharmaceuticals, Biotechnology & Life Sciences	535,434,709	431,726,690	103,708,019	—
Real Estate	47,683,441	47,683,441	—	—
Retailing	77,238,974	77,238,974	—	—
Semiconductors & Semiconductor Equipment	263,394,472	263,394,472	—	—
Software & Services	66,357,929	66,357,929	—	—
Technology Hardware & Equipment	142,878,450	142,878,450	—	—
Telecommunication Services	156,015,208	156,015,208	—	—
Transportation	89,482,514	89,482,514	—	—
Utilities	268,419,596	268,419,596	—	—
Short-Term Investments	111,525,722	111,525,722	—	—

Total	$4,592,714,225	$4,388,701,803	$204,012,422	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford Floating Rate Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 7.5%
	Advertising - 0.1%
$ 3,000,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$2,070,000

	Biotechnology - 0.2%
7,950,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(1)(2)	8,029,500

	Chemicals - 0.2%
6,873,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	6,910,059

	Coal - 0.1%
6,085,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	5,309,163

	Commercial Banks - 2.2%
4,600,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(4)	4,786,300
EUR 8,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(4)(5)	11,545,821
	BNP Paribas S.A.
$ 9,770,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(4)	9,635,662
5,675,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(3)(4)	6,192,844
EUR 4,000,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(3)(4)(5)	5,876,255
	Credit Agricole S.A.
$ 7,600,000	5 year USD Swap + 4.697%, 6.63%, 09/23/2019(1)(3)(4)	7,871,229
2,150,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(4)	2,441,652
	Credit Suisse Group AG
3,850,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(3)(4)	4,153,188
5,000,000	5 year USD Swap + 4.598%, 7.50%, 12/11/2023(1)(3)(4)	5,687,500
4,095,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	4,279,275
5,220,000	HSBC Holdings plc 5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(4)	5,591,925
5,925,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(4)	6,591,562
6,145,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(3)(4)	6,247,621
5,000,000	Standard Chartered plc 5 year USD Swap + 5.723%, 7.75%, 04/02/2023(1)(3)(4)	5,500,000
2,500,000	UBS Group AG 5 year USD Swap + 5.464%, 7.13%, 02/19/2020(3)(4)(5)	2,633,115

		89,033,949

	Commercial Services - 0.4%
8,145,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	8,470,800
3,625,000	Herc Rentals, Inc. 7.75%, 06/01/2024(1)	3,973,906
2,632,000	Hertz Corp. 6.25%, 10/15/2022	2,526,720

		14,971,426

	Diversified Financial Services - 0.2%
9,950,000	Navient Corp. 5.88%, 10/25/2024	9,990,098

	Electric - 0.1%
3,465,000	GenOn Energy, Inc. 7.88%, 06/15/2017(6)(7)	2,841,300

	Energy-Alternate Sources - 0.1%
2,135,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	2,154,215

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Entertainment - 0.1%
$ 5,750,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	$5,859,365

	Food - 0.5%
4,000,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.63%, 06/15/2024	3,800,000
GBP 1,245,620	Iceland Bondco plc 3 mo. GBP LIBOR+ 4.25%, 4.77%, 07/15/2020(1)(3)	1,755,417
$ 5,000,000	Marb BondCo plc 6.88%, 01/19/2025(1)	4,925,000
7,835,000	MARB BondCo plc 7.00%, 03/15/2024(1)	7,848,711

		18,329,128

	Household Products - 0.2%
10,000,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021	7,725,000

	Household Products/Wares - 0.1%
EUR 3,200,000	Diamond BC B.V. 5.63%, 08/15/2025(5)	3,908,994

	Housewares - 0.1%
$ 5,400,000	American Greetings Corp. 7.88%, 02/15/2025(1)	5,737,500

	Insurance - 0.1%
7,200,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	6,138,000

	Iron/Steel - 0.1%
4,000,000	AK Steel Corp. 7.00%, 03/15/2027	4,090,000

	Machinery - Construction & Mining - 0.1%
5,395,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	5,867,063

	Media - 0.3%
12,000,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	11,520,000

	Mining - 0.2%
3,575,000	Constellium N.V. 6.63%, 03/01/2025(1)	3,771,625
4,100,000	First Quantum Minerals Ltd. 7.25%, 04/01/2023(1)	4,340,875

		8,112,500

	Oil & Gas - 0.6%
2,000,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,045,000
5,230,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	5,112,325
4,130,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(1)	4,369,210
6,100,000	Sable Permian Resources LLC / AEPB Finance Corp. 3 mo. USD LIBOR + 6.500%, 8.28%, 08/01/2019(1)(3)	5,612,000
5,060,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	5,085,300

		22,223,835

	Pharmaceuticals - 0.3%
6,500,000	Endo Finance LLC / Endo Finco, Inc. 7.25%, 01/15/2022(1)	5,655,000
	Valeant Pharmaceuticals International, Inc.
7,000,000	5.88%, 05/15/2023(1)	6,324,150
1,925,000	9.00%, 12/15/2025(1)	1,977,341

		13,956,491

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Retail - 0.4%
$ 4,975,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	$5,147,881
10,000,000	Staples, Inc. 8.50%, 09/15/2025(1)	9,662,500

		14,810,381

	Telecommunications - 0.1%
5,000,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	5,340,500

	Toys/Games/Hobbies - 0.1%
2,225,000	Mattel, Inc. 6.75%, 12/31/2025(1)	2,258,375

	Transportation - 0.5%
3,974,000	Hertz Corp. 7.63%, 06/01/2022(1)	4,152,830
	Rumo Luxembourg S.a.r.l.
10,000,000	5.88%, 01/18/2025(1)	10,125,000
4,580,000	7.38%, 02/09/2024(1)	4,997,925

		19,275,755

	Water - 0.1%
3,860,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	3,917,900

	Total Corporate Bonds (cost $297,395,147)	$300,380,497

Senior Floating Rate Interests - 90.9%(8)
	Advertising - 0.5%
13,981,107	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 09/26/2021	12,132,525
8,050,251	Entravision Communications Corp. 1 mo. USD ICE LIBOR + 2.750%, 4.32%, 11/29/2024	8,085,511

		20,218,036

	Aerospace/Defense - 1.6%
7,567,682	Fly Funding II S.a.r.l. 3 mo. USD LIBOR + 2.250%, 3.40%, 02/09/20230	7,586,602
	TransDigm, Inc.
14,606,421	1 mo. USD LIBOR + 2.750%, 4.32%, 05/14/2022	14,729,261
39,940,787	1 mo. USD LIBOR + 2.750%, 4.37%, 06/09/2023	40,281,083

		62,596,946

	Agriculture - 0.1%
3,904,556	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 8.82%, 11/15/2021	3,660,521

	Airlines - 0.7%
28,700,000	American Airlines, Inc. 1 mo. USD LIBOR + 2.500%, 3.57%, 04/28/2023	28,793,275

	Auto Manufacturers - 0.4%
15,552,542	Jaguar Holding Co. 3 mo. USD LIBOR + 2.750%, 4.39%, 08/18/2022	15,657,522

	Beverages - 0.3%
12,623,458	Jacobs Douwe Egberts International B.V. 3 mo. USD LIBOR + 2.250%, 3.69%, 07/02/2022	12,706,268

	Biotechnology - 0.8%
32,916,457	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/15/2022	32,998,748

	Chemicals - 2.6%
4,065,000	Avantor, Inc. 3 mo. USD LIBOR + 4.000%, 5.56%, 11/21/2024	4,120,894
9,628,500	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 2.000%, 3.69%, 06/01/2024	9,693,300
	Chemours Co.
EUR 6,912,763	EURIBOR + 2.250%, 3.00%, 05/12/2022	8,679,092

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 13,673,647	1 mo. USD LIBOR + 2.500%, 4.08%, 05/12/2022	$13,773,327
EUR 6,325,000	Diamond (BC) B.V. EURIBOR + 3.250%, 0.00%, 09/06/2024(9)	7,796,733
$ 13,972,711	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 4.85%, 06/09/2023	14,112,438
4,830,768	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	4,873,907
11,147,927	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	11,247,478
31,302,493	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 07/01/2024	31,589,537

		105,886,706

	Coal - 1.1%
11,577,513	Arch Coal, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 03/07/2024	11,664,344
	Ascent Resources - Marcellus LLC
1,835,000	0.00%, 08/04/2021(6)(9)	51,618
15,944,225	1 mo. USD LIBOR + 4.250%, 5.81%, 08/04/2020	10,443,467
21,772,987	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.44%, 03/28/2022	21,010,933

		43,170,362

	Commercial Services - 7.4%
10,101,318	Allied Universal Holdco LLC 3 mo. USD LIBOR + 3.750%, 5.44%, 07/28/2022	9,993,133
	Brickman Group Ltd. LLC
32,500,715	3 mo. USD LIBOR + 3.000%, 4.57%, 12/18/2020	32,703,844
5,576,011	1 mo. USD LIBOR + 6.500%, 8.06%, 12/17/2021	5,609,467
6,514,267	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 7.58%, 03/24/2025	6,644,553
7,502,300	Clean Harbors, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 06/27/2024	7,544,538
18,868,546	Hertz Corp. 1 mo. USD LIBOR + 2.750%, 4.33%, 06/30/2023	18,883,264
5,415,000	Multi Color Corp. 3.82%, 10/31/2024	5,445,486
29,010,913	PSAV Holdings LLC 3 mo. USD LIBOR + 3.500%, 5.05%, 04/27/2024	29,083,440
20,317,332	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 11/15/2023	20,414,245
9,629,276	Russell Investment 3 mo. USD LIBOR + 4.250%, 5.94%, 06/01/2023	9,694,274
32,714,835	ServiceMaster Co. 1 mo. USD LIBOR + 2.500%, 4.07%, 11/08/2023	32,909,161
18,645,075	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/06/2024	18,272,173
EUR 12,000,000	Techem GmbH 0.00%, 10/02/2024(9)	14,946,123
$ 37,494,131	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/01/2024	37,658,356
18,185,684	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 3.57%, 04/10/2023	18,291,707
12,145,000	Weight Watchers International, Inc. 1 mo. USD LIBOR + 4.750%, 6.43%, 11/29/2024	12,285,396
15,033,150	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 12/07/2023	15,177,168

		295,556,328

	Construction Materials - 0.2%
8,400,000	Summit Materials Companies I, LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 11/11/2024	8,473,500

	Distribution/Wholesale - 0.5%
	PowerTeam Services LLC
16,039,119	3 mo. USD LIBOR + 3.250%, 4.94%, 05/06/2020	16,085,953

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,665,000	3 mo. USD LIBOR + 7.250%, 8.94%, 11/06/2020	$2,671,662

		18,757,615

	Diversified Financial Services - 2.8%
14,897,375	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.44%, 04/04/2024	15,000,763
	EVO Payments International LLC
15,051,263	1 mo. USD LIBOR + 5.000%, 5.57%, 12/22/2023	15,239,403
2,150,000	1 mo. USD LIBOR + 9.000%, 10.57%, 11/15/2024	2,182,250
11,480,000	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 12/27/2022	11,633,028
4,643,363	Focus Financial Partners LLC 3 mo. USD LIBOR + 2.750%, 4.44%, 07/03/2024	4,678,188
14,962,500	GreenSky Holdings LLC 1 mo. USD LIBOR + 4.000%, 5.63%, 08/26/2024	14,999,906
EUR 21,015,000	Nets Holding A/S 0.00%, 11/27/2024(9)	26,150,916
$ 5,268,516	NFP Corp. 1 mo. USD LIBOR + 3.500%, 4.57%, 01/08/2024	5,322,835
4,549,300	NN, Inc. 1 mo. USD LIBOR + 3.750%, 4.82%, 03/22/2021	4,594,793
13,409,550	RP Crown Parent LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 10/12/2023	13,490,544

		113,292,626

	Electric - 3.0%
20,849,962	AES Corp. 3 mo. USD LIBOR + 2.000%, 3.45%, 05/24/2022	20,923,771
32,114,673	Calpine Construction Finance Co., L.P. 1 mo. USD LIBOR + 2.500%, 4.07%, 01/15/2025	32,246,665
10,650,000	Chief Exploration & Development LLC 3 mo. USD LIBOR + 6.500%, 7.96%, 05/16/2021	10,610,062
16,626,718	Dynegy, Inc. 1 mo. USD LIBOR + 2.750%, 4.31%, 02/07/2024	16,785,503
5,659,306	ExGen Texas Power LLC 3 mo. USD LIBOR + 4.750%, 1.47%, 09/16/2021	3,596,489
10,341,143	Helix Gen Funding LLC 3 mo. USD LIBOR + 3.750%, 5.44%, 06/02/2024	10,432,973
20,192,500	NRG Energy, Inc. 3 mo. USD LIBOR + 2.250%, 3.94%, 06/30/2023	20,297,299
4,268,577	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.08%, 09/20/2024	4,327,270

		119,220,032

	Energy-Alternate Sources - 2.1%
18,560,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 5.77%, 10/31/2024	18,780,493
15,355,000	Circor International, Inc. 3 mo. USD LIBOR + 3.500%, 5.05%, 11/20/2024	15,470,162
5,095,000	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 4.82%, 10/30/2024	5,120,475
19,020,654	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.20%, 12/31/2023	19,077,716
	TEX Operations Co. LLC
3,708,744	3 mo. USD LIBOR + 2.750%, 4.06%, 08/04/2023	3,735,892
20,917,963	1 mo. USD LIBOR + 2.750%, 4.07%, 08/04/2023	21,071,082

		83,255,820

	Engineering & Construction - 0.8%
30,815,150	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.00%, 06/21/2024	31,186,473

	Entertainment - 0.9%
14,230,595	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 4.82%, 10/03/2023	14,368,489
10,854,583	CityCenter Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.07%, 04/18/2024	10,933,279

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 12,024,863	Scientific Games International, Inc. 2 mo. USD LIBOR + 3.250%, 4.82%, 08/14/2024	$12,086,670

		37,388,438

	Environmental Control - 0.3%
11,402,859	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.750%, 3.72%, 11/10/2023	11,471,504

	Food - 2.6%
EUR 11,250,000	Froneri International plc 0.00%, 01/22/2025(9)	14,046,071
$ 16,907,473	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/03/2022	17,013,144
34,035,026	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.10%, 10/30/2022	33,771,255
34,511,575	Post Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 3.83%, 05/24/2024	34,712,778
3,500,000	Utz Quality Foods LLC 1 mo. USD LIBOR + 3.500%, 5.06%, 11/21/2024	3,536,470

		103,079,718

	Food Service - 0.5%
11,775,000	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/11/2025	11,873,086
9,591,664	Hearthside Group Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 06/02/2021	9,645,665

		21,518,751

	Healthcare-Products - 2.2%
5,507,960	Immucor, Inc. 2 mo. USD LIBOR + 5.000%, 6.65%, 06/15/2021	5,611,234
20,987,969	INC Research LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/01/2024	21,073,180
18,952,338	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 4.94%, 02/02/2024	18,966,552
10,304,175	Parexel International Corp. 3 mo. USD LIBOR + 3.000%, 4.32%, 09/27/2024	10,378,880
41,209,755	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 09/07/2023	32,370,262

		88,400,108

	Healthcare-Services - 5.0%
	Air Medical Group Holdings, Inc.
14,285,714	0.00%, 09/07/2024(9)	14,453,571
10,545,421	1 mo. USD LIBOR + 3.250%, 4.94%, 04/28/2022	10,637,693
7,494,935	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 5.75%, 07/01/2021	6,520,593
12,760,140	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.000%, 4.48%, 01/27/2021	12,512,211
2,744,346	DJO Finance LLC 3 mo. USD LIBOR + 3.250%, 4.89%, 06/08/2020	2,710,042
	DuPage Medical Group, Ltd.
8,578,500	3 mo. USD LIBOR + 3.000%, 4.42%, 08/15/2024	8,642,839
2,800,000	3 mo. USD LIBOR + 7.000%, 8.42%, 08/15/2025	2,803,500
30,606,461	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.58%, 12/01/2023	30,708,380
	Genoa, a QoL Healthcare Co. LLC
9,623,553	1 mo. USD LIBOR + 3.250%, 4.82%, 10/28/2023	9,671,671
1,750,000	1 mo. USD LIBOR + 8.000%, 9.57%, 10/25/2024	1,771,875
28,239,748	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 06/07/2023	28,429,519
30,765,685	Opal Acquisition, Inc. 3 mo. USD LIBOR + 4.000%, 5.69%, 11/27/2020	29,759,339
13,787,147	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.750%, 5.44%, 06/30/2021	13,903,510
14,158,800	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 4.83%, 09/02/2024	14,170,552
	U.S. Renal Care, Inc.

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 11,946,872	3 mo. USD LIBOR + 4.250%, 5.94%, 12/31/2022	$11,950,576
1,950,000	3 mo. USD LIBOR + 8.000%, 9.69%, 12/31/2023	1,954,875

		200,600,746

	Home Furnishings - 0.2%
9,152,658	Hillman Group, Inc. 3 mo. USD LIBOR + 3.500%, 5.19%, 06/30/2021	9,251,781

	Household Products - 0.4%
12,905,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.65%, 09/06/2024	12,840,475
4,967,071	Prestige Brands, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 01/26/2024	5,011,576

		17,852,051

	Household Products/Wares - 0.5%
19,327,139	Galleria Co. 1 mo. USD LIBOR + 3.000%, 4.63%, 09/29/2023	19,435,951

	Insurance - 3.2%
	Asurion LLC
9,423,547	1 mo. USD LIBOR + 3.000%, 4.57%, 11/03/2023	9,494,223
10,550,000	1 mo. USD LIBOR + 6.000%, 7.57%, 08/04/2025	10,879,688
13,210,390	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.06%, 04/17/2020	13,045,261
24,297,031	HUB International Ltd. 3 mo. USD LIBOR + 3.000%, 4.41%, 10/02/2020	24,457,148
	Sedgwick Claims Management Services, Inc.
28,279,721	1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2021	28,345,330
16,125,000	1 mo. USD LIBOR + 5.750%, 7.32%, 02/28/2022	16,306,406
27,012,300	USI, Inc. 3 mo. USD LIBOR + 3.000%, 4.69%, 05/16/2024	27,127,102

		129,655,158

	Internet - 0.3%
3,500,000	Go Wireless, Inc. 1 mo. USD LIBOR + 6.500%, 8.16%, 12/20/2024	3,508,750
11,240,598	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 04/04/2021	10,054,715

		13,563,465

	IT Services - 0.4%
6,064,175	Gartner, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 04/05/2024	6,109,656
8,835,600	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 07/01/2024	8,923,956

		15,033,612

	Leisure Time - 3.4%
	Aristocrat Leisure Ltd.
8,125,000	3 mo. USD LIBOR + 2.000%, 3.74%, 10/19/2024	8,182,525
21,345,572	3 mo. USD LIBOR + 2.000%, 3.75%, 10/20/2021	21,532,346
59,693,548	Caesars Resort Collection LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 12/22/2024	60,387,784
17,128,529	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.07%, 02/21/2024	17,188,479
23,021,384	Eldorado Resorts LLC 3 mo. USD LIBOR + 2.250%, 3.84%, 04/17/2024	23,165,268
6,825,000	Lindblad Expeditions, Inc. 6 mo. USD LIBOR + 4.500%, 6.34%, 05/08/2021	6,859,125

		137,315,527

	Lodging - 2.2%
60,990,000	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/06/2024	61,371,188
25,816,038	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.07%, 06/08/2023	25,952,604

		87,323,792

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Machinery - Construction & Mining - 0.2%
$ 7,822,513	American Rock Salt Co. LLC 1 mo. USD LIBOR + 3.750%, 5.23%, 05/20/2021	$7,856,776

	Machinery-Diversified - 1.6%
	Gardner Denver, Inc.
EUR 15,902,989	EURIBOR + 3.000%, 3.00%, 07/30/2024	19,744,352
$ 13,159,593	3 mo. USD LIBOR + 2.750%, 4.44%, 07/30/2024	13,216,443
	Gates Global LLC
EUR 12,704,160	EURIBOR + 3.250%, 3.25%, 04/01/2024	15,831,994
$ 13,924,366	3 mo. USD LIBOR + 3.000%, 4.44%, 04/01/2024	14,023,647

		62,816,436

	Media - 10.7%
	Advantage Sales & Marketing, Inc.
11,162,381	3 mo. USD LIBOR + 3.250%, 5.02%, 07/23/2021	11,022,852
5,130,000	3 mo. USD LIBOR + 6.500%, 8.27%, 07/25/2022	4,785,880
	Altice Financing S.A.
EUR 2,778,038	EURIBOR + 2.750%, 2.75%, 01/31/2026	3,402,888
$ 20,782,913	3 mo. USD LIBOR + 2.750%, 4.47%, 01/31/2026	20,471,169
12,930,013	Altice U.S. Finance I Corp. 1 mo. USD LIBOR + 2.250%, 3.82%, 07/28/2025	12,946,175
34,551,736	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.58%, 04/30/2025	34,740,734
	CSC Holdings LLC
3,250,000	0.00%, 01/25/2026(9)	3,272,360
22,691,186	1 mo. USD LIBOR + 2.250%, 3.81%, 07/17/2025	22,714,785
964,781	Dex Media, Inc. 11.57%, 07/29/2021	999,755
38,235,000	MacDonald, Dettwiler and Associates Ltd. 3 mo. USD LIBOR + 2.750%, 4.31%, 10/04/2024	38,545,850
5,850,000	Meredith Corp. 0.00%, 01/17/2025(9)	5,911,776
516,357	Mission Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 01/17/2024	519,326
	MTN Infrastructure TopCo, Inc.
8,370,604	0.00%, 11/17/2024(9)	8,422,920
8,546,828	3 mo. USD LIBOR + 3.250%, 4.82%, 11/17/2024	8,642,979
4,100,524	Nexstar Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 01/17/2024	4,124,102
	Numericable Group S.A.
EUR 2,645,013	EURIBOR + 3.000%, 3.00%, 07/31/2025	3,160,012
$ 10,044,100	3 mo. USD LIBOR + 2.750%, 4.52%, 07/31/2025	9,629,781
13,897,253	3 mo. USD LIBOR + 3.000%, 4.72%, 01/31/2026	13,364,571
21,017,125	Quebecor Media, Inc. 3.66%, 08/17/2020	21,078,495
8,314,163	Raycom TV Broadcasting LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 08/23/2024	8,334,948
57,470,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(9)	57,948,725
24,008,253	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 4.57%, 01/27/2024	24,038,263
9,820,000	Unitymedia Finance LLC 0.00%, 01/15/2026(9)	9,835,025
EUR 3,295,000	Unitymedia Hessen GmbH & Co. KG 0.00%, 01/15/2027(9)	4,100,683
$ 16,975,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	17,047,144
15,675,000	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 08/09/2024	15,772,969
24,490,000	Virgin Media Bristol LLC 3 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	24,626,164
GBP 14,075,000	Virgin Media Investment Holdings Ltd. LIBOR - GBP + 3.250%, 3.75%, 11/30/2027	19,989,578

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 20,000,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.06%, 04/15/2025	$19,981,800

		429,431,709

	Metal Fabricate/Hardware - 0.3%
1,965,735	NN, Inc. 1 mo. USD LIBOR + 4.250%, 5.32%, 10/19/2022	1,990,307
8,725,673	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 08/21/2024	8,790,068

		10,780,375

	Miscellaneous Manufacturing - 0.8%
EUR 6,955,000	CeramTec Group GmbH 0.00%, 11/29/2024(9)	8,651,212
$ 24,937,500	H.B. Fuller Co. 1 mo. USD LIBOR + 2.250%, 3.81%, 10/20/2024	25,121,040

		33,772,252

	Oil & Gas - 3.2%
1,314,709	Ameriforge Group, Inc. PIK + 5.000%, 5.35%, 06/08/2022	1,317,995
10,432,563	BCP Raptor LLC 1 Week USD LIBOR + 4.250%, 5.73%, 06/24/2024	10,510,807
12,445,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.31%, 12/31/2022	12,663,036
6,600,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 8.95%, 08/23/2021	7,057,908
32,931,174	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 3.56%, 02/02/2024	32,997,695
	Fieldwood Energy LLC
10,464,446	3 mo. USD LIBOR + 2.875%, 4.57%, 09/28/2018	10,192,370
8,500,000	3 mo. USD LIBOR + 7.000%, 8.69%, 08/31/2020	8,131,695
7,000,048	KCA Deutag U.S. Finance LLC 3 mo. USD LIBOR + 5.750%, 7.20%, 05/15/2020	6,926,548
4,948,319	Peabody Energy Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 03/31/2022	5,012,251
6,295,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	6,371,044
12,500,000	Ultra Resources, Inc. 2 mo. USD LIBOR + 3.000%, 4.41%, 04/12/2024	12,546,875
13,767,035	Vine Oil & Gas LP 1 mo. USD LIBOR + 6.875%, 8.45%, 12/12/2021	13,732,618

		127,460,842

	Oil & Gas Services - 0.7%
19,170,007	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 4.45%, 11/23/2020	18,824,946
1,014,169	Paragon Offshore Finance Co. PIK + 5.000%, 3.87%, 07/18/2022	850,634
	Utex Industries, Inc.
7,033,166	1 mo. USD LIBOR + 4.000%, 5.57%, 05/22/2021	6,938,641
3,000,000	1 mo. USD LIBOR + 7.250%, 8.82%, 05/22/2022	2,911,890

		29,526,111

	Packaging & Containers - 3.3%
	Berlin Packaging LLC
1,135,422	1 mo. USD LIBOR + 3.250%, 4.87%, 10/01/2021	1,144,414
5,313,000	1 mo. USD LIBOR + 6.750%, 8.32%, 10/01/2022	5,350,191
	Berry Plastics Group, Inc.
13,356,207	3 mo. USD LIBOR + 2.000%, 3.55%, 02/08/2020	13,422,988
2,774,038	1 mo. USD LIBOR + 2.250%, 3.80%, 01/19/2024	2,792,152
12,821,987	1 mo. USD LIBOR + 2.250%, 3.82%, 10/01/2022	12,916,357
	Crown Holdings, Inc.
5,675,000	0.00%, 01/03/2025(9)	5,737,936
EUR 4,270,000	0.00%, 01/18/2025(9)	5,357,188
$ 19,448,037	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 4.70%, 12/29/2023	19,578,728

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 7,186,988	Plastipak Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.45%, 10/14/2024	$7,258,857
	Proampac PG Borrower LLC
6,921,942	1 mo. USD LIBOR + 4.000%, 5.03%, 11/18/2023	6,997,669
3,105,000	3 mo. USD LIBOR + 8.500%, 9.94%, 11/18/2024	3,155,456
34,166,519	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/05/2023	34,414,910
11,984,525	Signode Industrial Group U.S., Inc. 3 mo. USD LIBOR + 2.750%, 4.38%, 05/04/2021	11,989,558

		130,116,404

	Pharmaceuticals - 1.4%
18,720,950	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 5.88%, 04/29/2024	18,730,310
	Quintiles IMS, Inc.
8,612,956	3 mo. USD LIBOR + 2.000%, 3.69%, 03/07/2024	8,663,686
3,326,663	3 mo. USD LIBOR + 2.000%, 3.69%, 01/17/2025	3,346,257
24,632,813	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 4.750%, 5.06%, 04/01/2022	24,999,350

		55,739,603

	Pipelines - 0.3%
14,097,989	Philadelphia Energy Solutions LLC 3 mo. USD LIBOR + 5.000%, 8.50%, 04/04/2018	11,278,392

	Real Estate - 2.1%
	DTZ U.S. Borrower LLC
29,836,382	3 mo. USD LIBOR + 3.250%, 4.83%, 11/04/2021	29,819,674
453,617	3 mo. USD LIBOR + 8.250%, 10.02%, 11/04/2022	450,215
18,474,606	Realogy Corp. 1 mo. USD LIBOR + 2.250%, 3.82%, 07/20/2022	18,603,189
35,325,000	VICI Properties LLC 3 mo. USD LIBOR + 2.250%, 3.81%, 12/20/2024	35,586,052

		84,459,130

	Real Estate Investment Trust - 0.8%
31,729,838	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.250%, 3.82%, 04/25/2023	31,950,677

	Retail - 4.6%
	Albertsons LLC
31,104,133	1 mo. USD LIBOR + 2.750%, 4.32%, 08/25/2021	30,909,732
5,589,568	3 mo. USD LIBOR + 3.000%, 4.68%, 12/21/2022	5,555,248
22,917,003	Avis Budget Car Rental LLC 3.70%, 03/15/2022	22,974,296
20,089,650	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.57%, 09/25/2024	20,190,098
EUR 2,130,000	Belron Finance U.S. LLC EURIBOR + 2.750%, 2.75%, 11/07/2024	2,664,996
$ 1,955,000	Belron S.A. 1 mo. USD LIBOR + 2.500%, 3.89%, 11/07/2024	1,976,173
13,349,282	Coty, Inc. 1 mo. USD LIBOR + 2.500%, 4.06%, 10/27/2022	13,449,402
8,788,090	HD Supply, Inc. 3 mo. USD LIBOR + 2.250%, 3.94%, 08/13/2021	8,864,986
9,068,231	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 01/30/2023	9,126,177
5,800,867	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 4.81%, 10/25/2020	4,971,517
10,649,156	Petco Animal Supplies, Inc. 3 mo. USD LIBOR + 3.000%, 4.77%, 01/26/2023	8,042,775
13,810,910	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 03/11/2022	11,174,269
5,000,000	Smart & Final Stores LLC 3 mo. USD LIBOR + 3.500%, 5.19%, 11/15/2022	4,929,700
14,575,939	Sports Authority, Inc. 0.00%, 11/16/2018(6)(9)	7,288

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 21,085,000	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.49%, 09/12/2024	$20,966,502
16,328,284	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.750%, 4.07%, 06/27/2023	16,484,709

		182,287,868

	Semiconductors - 0.1%
4,828,513	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 04/04/2024	4,852,655

	Software - 8.6%
	Almonde, Inc.
23,650,725	3 mo. USD LIBOR + 3.500%, 4.98%, 06/13/2024	23,771,344
3,345,000	3 mo. USD LIBOR + 7.250%, 8.73%, 06/13/2025	3,364,234
34,759,572	CDW LLC 3 mo. USD LIBOR + 2.000%, 3.70%, 08/17/2023	35,028,959
26,449,626	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2024	26,608,324
	Convergint Technologies LLC
539,508	0.00%, 01/24/2025(9)	542,205
5,035,405	0.00%, 01/25/2025(9)	5,060,582
1,360,000	0.00%, 01/25/2026(9)	1,366,800
12,537,000	Cypress Intermediate Holdings III, Inc. 1 mo. USD LIBOR + 3.000%, 4.58%, 04/27/2024	12,607,583
15,660,289	Epicor Software Corp. 1 mo. USD LIBOR + 3.750%, 5.33%, 06/01/2022	15,758,166
	First Data Corp.
26,832,549	1 mo. USD LIBOR + 2.250%, 3.81%, 07/08/2022	27,011,523
40,439,548	1 mo. USD LIBOR + 2.250%, 3.81%, 04/26/2024	40,725,861
18,594,195	Global Payments, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 04/21/2023	18,718,218
10,117,910	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 02/15/2024	10,188,736
	Hyland Software, Inc.
9,464,866	1 mo. USD LIBOR + 3.250%, 4.82%, 07/01/2022	9,524,021
870,000	1 mo. USD LIBOR + 7.000%, 8.57%, 07/07/2025	891,750
	Infor U.S., Inc.
EUR 3,705,438	EURIBOR + 2.250%, 3.25%, 02/01/2022	4,603,384
$ 11,365,542	3 mo. USD LIBOR + 2.750%, 4.44%, 02/01/2022	11,422,370
1,946,281	MA FinanceCo LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	1,955,195
14,699,654	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 5.500%, 7.27%, 10/31/2022	14,999,821
13,143,719	Seattle Spinco, Inc. 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	13,203,917
	SkillSoft Corp.
15,000,000	1 mo. USD LIBOR + 4.750%, 6.32%, 04/28/2021	14,668,800
5,000,000	1 mo. USD LIBOR + 8.250%, 9.82%, 04/28/2022	4,489,600
13,417,986	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 3.82%, 07/08/2022	13,487,491
34,849,300	WEX, Inc. 3 mo. USD LIBOR + 2.750%, 3.82%, 06/30/2023	35,234,036

		345,232,920

	Telecommunications - 4.6%
9,925,000	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.47%, 07/15/2025	9,794,784
49,352,500	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 3.70%, 02/22/2024	49,558,300
66,531,675	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.13%, 02/02/2024	66,670,061
12,220,000	Telenet International Finance S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.06%, 03/01/2026	12,286,599
14,405,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 09/30/2025	14,434,962
19,984,304	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/15/2024	19,991,498

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 12,661,986	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 01/19/2024		$12,731,627

			185,467,831

	Transportation - 0.6%
7,908,152	Kenan Advantage Group, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 07/31/2022		7,934,486
14,880,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.06%, 11/01/2024		14,997,850

			22,932,336

	Total Senior Floating Rate Interests (cost $3,651,800,413)		$3,643,283,697

Common Stocks - 0.6%
	Consumer Services - 0.0%
57,891	Caesars Entertainment Corp.*		807,579

	Energy - 0.1%
418,220,006	KCA Deutag*(1)(10)(11)(12)		2,654,442
28,887	Paragon Offshore Ltd.		592,183
160,856	Paragon Offshore Ltd., Escrow*		—
43,330	Paragon Offshore Ltd., Litigation		513,407
389,285	Templar Energy LLC Class A*		389,285

			4,149,317

	Insurance - 0.2%
175,508	AFG Holdings, Inc.		7,810,106

	Materials - 0.1%
138,305	MPM Holdings, Inc.*		2,759,185

	Media - 0.0%
15,581	F & W Publications, Inc.(10)(11)(12)		—

	Utilities - 0.2%
70,000,000	TCEH Corp.*(10)(11)(12)		70
515,203	Vistra Energy Corp.*		10,046,459

			10,046,529

	Total Common Stocks (cost $30,449,454)		$25,572,716

	Total Long-Term Investments (cost $3,979,645,014)		$3,969,236,910

Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
52,565,468	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(13)		52,565,468

	Total Short-Term Investments (cost $52,565,468)		$52,565,468

	Total Investments (cost $4,032,210,482)	100.3%	$4,021,802,378
	Other Assets and Liabilities	(0.3)%	(12,263,983)

	Total Net Assets	100.0%	$4,009,538,395

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $231,581,411, which represented 5.8% of total net assets.
(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $23,964,185, which represented 0.6% of total net assets.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Investment valued using significant unobservable inputs.
(11)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $2,654,512, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(12)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $2,654,512, which represented 0.1% of total net assets.
(13)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
14,043,094	USD	11,250,000	EUR	CBK	02/28/18	$51,022	$—
3,977,242	USD	3,188,000	EUR	BCLY	02/28/18	12,200	—
138,505,634	USD	111,529,000	EUR	CBK	02/28/18	—	(207,411)
21,704,326	USD	15,286,071	GBP	GSC	02/28/18	—	(21,913)

Total						$63,222	$(229,324)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange, Inc.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind

The Hartford Floating Rate Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$300,380,497	$—	$300,380,497	$—
Senior Floating Rate Interests	3,643,283,697	—	3,643,283,697	—
Common Stocks
Consumer Services	807,579	807,579	—	—
Energy	4,149,317	—	1,494,875	2,654,442
Insurance	7,810,106	—	7,810,106	—
Materials	2,759,185	2,759,185	—	—
Media	—	—	—	—
Utilities	10,046,529	10,046,459	—	70
Short-Term Investments	52,565,468	52,565,468	—	—
Foreign Currency Contracts(2)	63,222	—	63,222	—

Total	$4,021,865,600	$66,178,691	$3,953,032,397	$2,654,512

Liabilities
Foreign Currency Contracts(2)	$(229,324)	$—	$(229,324)	$—

Total	$(229,324)	$—	$(229,324)	$—

(1) For the period ended January 31, 2018, investments valued at $1,428,691 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions; investments valued at $3,892,849 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs; investments valued at $1,168,538 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Floating Rate High Income Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 11.1%
	Advertising - 0.1%
$ 600,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$414,000

	Biotechnology - 0.2%
1,190,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(1)(2)	1,201,900

	Chemicals - 0.3%
1,375,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	1,382,414

	Coal - 0.2%
915,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	798,338

	Commercial Banks - 2.8%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(4)	1,040,500
EUR 1,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(4)(5)	1,879,552
	BNP Paribas S.A.
$ 625,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(4)	616,406
675,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(3)(4)	736,594
EUR 600,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(3)(4)(5)	881,438
$ 1,535,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(4)	1,743,226
1,650,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(3)(4)	1,779,938
1,000,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	1,045,000
925,000	HSBC Holdings plc 5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(4)	990,906
1,075,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(4)	1,195,938
500,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(3)(4)	508,350
600,000	Standard Chartered plc 5 year USD Swap + 5.723%, 7.75%, 04/02/2023(1)(3)(4)	660,000
EUR 525,000	UniCredit S.p.A. 5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(3)(4)(5)	736,953

		13,814,801

	Commercial Services - 0.9%
$ 1,725,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.25%, 03/15/2025(1)	1,694,812
1,415,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	1,471,600
462,000	Herc Rentals, Inc. 7.75%, 06/01/2024(1)	506,468
618,000	Hertz Corp. 6.25%, 10/15/2022	593,280

		4,266,160

	Diversified Financial Services - 0.4%
1,950,000	Navient Corp. 5.88%, 10/25/2024	1,957,858

	Electric - 0.1%
865,000	GenOn Energy, Inc. 7.88%, 06/15/2017(6)	709,300

	Energy-Alternate Sources - 0.1%
535,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	539,815

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Entertainment - 0.2%
$ 725,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	$738,790

	Food - 0.6%
1,000,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.63%, 06/15/2024	950,000
GBP 189,255	Iceland Bondco plc 3 mo. GBP LIBOR+ 4.25%, 4.77%, 07/15/2020(1)(3)	266,712
$ 2,000,000	Marb BondCo plc 6.88%, 01/19/2025(1)	1,970,000

		3,186,712

	Household Products - 0.3%
2,000,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021	1,545,000

	Household Products/Wares - 0.2%
EUR 600,000	Diamond BC B.V. 5.63%, 08/15/2025(5)	732,936

	Housewares - 0.3%
$ 1,575,000	American Greetings Corp. 7.88%, 02/15/2025(1)	1,673,437

	Insurance - 0.1%
850,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	724,625

	Iron/Steel - 0.2%
1,175,000	AK Steel Corp. 7.00%, 03/15/2027	1,201,438

	Machinery - Construction & Mining - 0.3%
1,545,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	1,680,187

	Media - 0.6%
2,000,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	1,920,000
1,250,000	DISH DBS Corp. 5.88%, 07/15/2022	1,243,750

		3,163,750

	Metal Fabricate/Hardware - 0.2%
1,150,000	Novelis Corp. 6.25%, 08/15/2024(1)	1,204,625

	Mining - 0.2%
400,000	Constellium N.V. 6.63%, 03/01/2025(1)	422,000
450,000	First Quantum Minerals Ltd. 7.25%, 04/01/2023(1)	476,438

		898,438

	Oil & Gas - 0.4%
655,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(1)	692,938
600,000	Sable Permian Resources LLC / AEPB Finance Corp. 3 mo. USD LIBOR + 6.500%, 8.28%, 08/01/2019(1)(3)	552,000
935,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	939,675

		2,184,613

	Pharmaceuticals - 0.6%
1,000,000	Endo Finance LLC / Endo Finco, Inc. 7.25%, 01/15/2022(1)	870,000
	Valeant Pharmaceuticals International, Inc.
1,625,000	5.88%, 05/15/2023(1)	1,468,106
385,000	9.00%, 12/15/2025(1)	395,468

		2,733,574

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Retail - 0.8%
$ 830,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	$858,842
1,250,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.50%, 05/01/2021	1,212,500
2,000,000	Staples, Inc. 8.50%, 09/15/2025(1)	1,932,500

		4,003,842

	Software - 0.1%
425,000	CURO Financial Technologies Corp. 12.00%, 03/01/2022(1)	471,750

	Telecommunications - 0.1%
450,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	480,645

	Toys/Games/Hobbies - 0.1%
280,000	Mattel, Inc. 6.75%, 12/31/2025(1)	284,200

	Transportation - 0.5%
365,000	Hertz Corp. 7.63%, 06/01/2022(1)	381,425
2,000,000	Rumo Luxembourg S.a.r.l. 5.88%, 01/18/2025(1)	2,025,000

		2,406,425

	Water - 0.2%
740,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	751,100

	Total Corporate Bonds (cost $55,114,198)	$55,150,673

Senior Floating Rate Interests - 87.4%(7)
	Advertising - 0.3%
1,736,787	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 09/26/2021	1,507,149

	Aerospace/Defense - 1.4%
7,069,639	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.37%, 06/09/2023	7,129,872

	Agriculture - 0.1%
312,006	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 8.82%, 11/15/2021	292,506

	Auto Manufacturers - 0.4%
1,749,425	Jaguar Holding Co. 3 mo. USD LIBOR + 2.750%, 4.39%, 08/18/2022	1,761,233

	Auto Parts & Equipment - 0.2%
	Safe Fleet Acquisition Corp.
815,000	0.00%, 01/22/2025(8)	819,328
165,000	0.00%, 01/22/2026(8)	166,237

		985,565

	Beverages - 0.3%
1,517,418	Jacobs Douwe Egberts International B.V. 3 mo. USD LIBOR + 2.250%, 3.69%, 07/02/2022	1,527,372

	Biotechnology - 1.1%
5,594,608	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/15/2022	5,608,595

	Chemicals - 2.9%
510,000	Avantor, Inc. 3 mo. USD LIBOR + 4.000%, 5.56%, 11/21/2024	517,013
1,793,400	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 2.000%, 3.69%, 06/01/2024	1,805,470
	Chemours Co.

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

EUR 2,515,988	EURIBOR + 2.250%, 3.00%, 05/12/2022	$3,158,865
$ 1,340,829	1 mo. USD LIBOR + 2.500%, 4.08%, 05/12/2022	1,350,604
EUR 1,145,000	Diamond (BC) B.V. EURIBOR + 3.250%, 3.25%, 09/06/2024	1,411,424
$847,143	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 4.85%, 06/09/2023	855,614
588,247	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	593,500
1,357,492	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	1,369,615
3,144,450	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 07/01/2024	3,173,285

		14,235,390

	Coal - 1.2%
1,652,513	Arch Coal, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 03/07/2024	1,664,906
430,000	Ascent Resources - Marcellus LLC 0.00%, 08/04/2021(6)	12,096
1,473,518	1 mo. USD LIBOR + 4.250%, 5.81%, 08/04/2020	965,155
3,577,963	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.44%, 03/28/2022	3,452,734

		6,094,891

	Commercial Services - 5.8%
1,229,661	Allied Universal Holdco LLC 3 mo. USD LIBOR + 3.750%, 5.44%, 07/28/2022	1,216,491
2,318,949	Brickman Group Ltd. LLC 3 mo. USD LIBOR + 3.000%, 4.57%, 12/18/2020	2,333,442
1,679,213	1 mo. USD LIBOR + 6.500%, 8.06%, 12/17/2021	1,689,289
723,808	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 7.58%, 03/24/2025	738,284
1,989,873	Hertz Corp. 1 mo. USD LIBOR + 2.750%, 4.33%, 06/30/2023	1,991,426
2,180,562	PSAV Holdings LLC 3 mo. USD LIBOR + 3.500%, 5.05%, 04/27/2024	2,186,013
1,981,363	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 11/15/2023	1,990,814
866,491	Russell Investment 3 mo. USD LIBOR + 4.250%, 5.94%, 06/01/2023	872,340
3,079,575	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/06/2024	3,017,983
EUR 2,000,000	Techem GmbH 0.00%, 10/02/2024(8)	2,491,020
$ 4,442,713	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/01/2024	4,462,172
1,845,000	Weight Watchers International, Inc. 1 mo. USD LIBOR + 4.750%, 6.43%, 11/29/2024	1,866,328
3,762,000	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 12/07/2023	3,798,040

		28,653,642

	Distribution/Wholesale - 0.2%
	PowerTeam Services LLC
429,739	3 mo. USD LIBOR + 3.250%, 4.94%, 05/06/2020	430,994
665,000	3 mo. USD LIBOR + 7.250%, 8.94%, 11/06/2020	666,663

		1,097,657

	Diversified Financial Services - 3.6%
	EVO Payments International LLC
1,205,888	1 mo. USD LIBOR + 5.000%, 5.57%, 12/22/2023	1,220,961
205,000	1 mo. USD LIBOR + 9.000%, 10.57%, 11/15/2024	208,075
1,515,000	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 12/27/2022	1,535,195
773,063	Focus Financial Partners LLC 3 mo. USD LIBOR + 2.750%, 4.44%, 07/03/2024	778,860

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 4,987,500	GreenSky Holdings LLC 1 mo. USD LIBOR + 4.000%, 5.63%, 08/26/2024	$4,999,969
EUR 4,445,000	Nets Holding A/S 0.00%, 11/27/2024(8)	5,531,326
$ 741,020	NFP Corp. 1 mo. USD LIBOR + 3.500%, 4.57%, 01/08/2024	748,660
649,900	NN, Inc. 1 mo. USD LIBOR + 3.750%, 4.82%, 03/22/2021	656,399
1,158,300	RP Crown Parent LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 10/12/2023	1,165,296
EUR 1,000,000	Telenet International Finance S.a.r.l. EURIBOR + 2.750%, 2.75%, 12/15/2027	1,249,831

		18,094,572

	Electric - 1.2%
$915,000	Chief Exploration & Development LLC 3 mo. USD LIBOR + 6.500%, 7.96%, 05/16/2021	911,569
1,815,144	Dynegy, Inc. 1 mo. USD LIBOR + 2.750%, 4.31%, 02/07/2024	1,832,479
699,244	ExGen Texas Power LLC 3 mo. USD LIBOR + 4.750%, 1.47%, 09/16/2021	444,370
2,097,444	Helix Gen Funding LLC 3 mo. USD LIBOR + 3.750%, 5.44%, 06/02/2024	2,116,069
537,303	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.08%, 09/20/2024	544,691

		5,849,178

	Energy-Alternate Sources - 2.9%
3,095,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 5.77%, 10/31/2024	3,131,769
1,885,000	Circor International, Inc. 3 mo. USD LIBOR + 3.500%, 5.05%, 11/20/2024	1,899,138
1,095,000	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 4.82%, 10/30/2024	1,100,475
1,530,090	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.20%, 12/31/2023	1,534,680
	TEX Operations Co. LLC
1,001,416	3 mo. USD LIBOR + 2.750%, 4.06%, 08/04/2023	1,008,746
5,666,490	1 mo. USD LIBOR + 2.750%, 4.07%, 08/04/2023	5,707,969

		14,382,777

	Engineering & Construction - 1.0%
4,825,750	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.00%, 06/21/2024	4,883,900

	Entertainment - 0.8%
1,644,271	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 4.82%, 10/03/2023	1,660,203
1,348,225	CityCenter Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.07%, 04/18/2024	1,358,000
927,675	Scientific Games International, Inc. 2 mo. USD LIBOR + 3.250%, 4.82%, 08/14/2024	932,443

		3,950,646

	Food - 2.6%
EUR 3,750,000	Froneri International plc 0.00%, 01/22/2025(8)	4,682,024
$ 3,628,371	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.10%, 10/30/2022	3,600,251
3,915,325	Post Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 3.83%, 05/24/2024	3,938,151
500,000	Utz Quality Foods LLC 1 mo. USD LIBOR + 3.500%, 5.06%, 11/21/2024	505,210

		12,725,636

	Food Service - 0.8%
2,960,000	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/11/2025	2,984,657

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,049,648	Hearthside Group Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 06/02/2021	$1,055,557

		4,040,214

	Healthcare-Products - 1.8%
773,182	Immucor, Inc. 2 mo. USD LIBOR + 5.000%, 6.65%, 06/15/2021	787,679
1,513,884	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 4.94%, 02/02/2024	1,515,019
1,875,300	Parexel International Corp. 3 mo. USD LIBOR + 3.000%, 4.32%, 09/27/2024	1,888,896
6,178,319	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 09/07/2023	4,853,070

		9,044,664

	Healthcare-Services - 4.5%
2,376,191	Air Medical Group Holdings, Inc. 0.00%, 09/07/2024(8)	2,404,111
1,090,074	CDRH Parent, Inc. 3 mo. USDLIBOR + 4.250%, 5.75%, 07/01/2021	948,364
2,240,607	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.000%, 4.48%, 01/27/2021	2,197,072
255,654	DJO Finance LLC 3 mo. USD LIBOR + 3.250%, 4.89%, 06/08/2020	252,458
1,400,000	DuPage Medical Group, Ltd. 3 mo. USD LIBOR + 7.000%, 8.42%, 08/15/2025	1,401,750
1,493,684	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.58%, 12/01/2023	1,498,658
	Genoa, a QoL Healthcare Co. LLC
1,417,116	1 mo. USD LIBOR + 3.250%, 4.82%, 10/28/2023	1,424,202
750,000	1 mo. USD LIBOR + 8.000%, 9.57%, 10/25/2024	759,375
2,130,576	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 06/07/2023	2,144,894
3,576,853	Opal Acquisition, Inc. 3 mo. USD LIBOR + 4.000%, 5.69%, 11/27/2020	3,459,854
1,770,883	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.750%, 5.44%, 06/30/2021	1,785,829
1,737,463	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 4.83%, 09/02/2024	1,738,905
	U.S. Renal Care, Inc.
1,481,723	3 mo. USD LIBOR + 4.250%, 5.94%, 12/31/2022	1,482,183
725,000	3 mo. USD LIBOR + 8.000%, 9.69%, 12/31/2023	726,812

		22,224,467

	Home Furnishings - 0.2%
962,282	Hillman Group, Inc. 3 mo. USD LIBOR + 3.500%, 5.19%, 06/30/2021	972,703

	Household Products - 0.5%
1,560,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.65%, 09/06/2024	1,552,200
762,831	Prestige Brands, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 01/26/2024	769,666

		2,321,866

	Household Products/Wares - 0.5%
2,493,750	Galleria Co. 1 mo. USD LIBOR + 3.000%, 4.63%, 09/29/2023	2,507,790

	Insurance - 2.9%
	Asurion LLC
293,521	1 mo. USD LIBOR + 3.000%, 4.57%, 11/03/2023	295,723
1,270,000	1 mo. USD LIBOR + 6.000%, 7.57%, 08/04/2025	1,309,687
1,558,396	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.06%, 04/17/2020	1,538,916
2,576,788	HUB International Ltd. 3 mo. USD LIBOR + 3.000%, 4.41%, 10/02/2020	2,593,769
	Sedgwick Claims Management Services, Inc.
1,360,000	0.00%, 02/26/2021(8)	1,360,000

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,974,937	3 mo. USD LIBOR + 3.250%, 4.32%, 03/01/2021	$1,979,519
1,500,000	1 mo. USD LIBOR + 5.750%, 7.32%, 02/28/2022	1,516,875
4,009,950	USI, Inc. 3 mo. USD LIBOR + 3.000%, 4.69%, 05/16/2024	4,026,992

		14,621,481

	Internet - 0.3%
500,000	Go Wireless, Inc. 1 mo. USD LIBOR + 6.500%, 8.16%, 12/20/2024	501,250
1,270,338	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 04/04/2021	1,136,318

		1,637,568

	IT Services - 0.2%
1,059,675	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 07/01/2024	1,070,272

	Leisure Time - 4.2%
1,517,527	Aristocrat Leisure Ltd. 3 mo. USD LIBOR + 2.000%, 3.75%, 10/20/2021	1,530,806
12,709,677	Caesars Resort Collection LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 12/22/2024	12,857,491
1,372,833	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.07%, 02/01/2024	1,377,638
4,335,067	Eldorado Resorts LLC 3 mo. USD LIBOR + 2.250%, 3.84%, 04/17/2024	4,362,161
975,000	Lindblad Expeditions, Inc. 6 mo. USD LIBOR + 4.500%, 6.34%, 05/08/2021	979,875

		21,107,971

	Lodging - 4.0%
15,315,000	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/06/2024	15,410,719
4,607,744	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.07%, 06/08/2023	4,632,118

		20,042,837

	Machinery - Construction & Mining - 0.1%
308,706	American Rock Salt Co. LLC 1 mo. USD LIBOR + 3.750%, 5.23%, 05/20/2021	310,058

	Machinery-Diversified - 2.4%
	Gardner Denver, Inc.
EUR 4,558,575	EURIBOR + 3.000%, 3.00%, 07/30/2024	5,659,697
$ 1,404,765	3 mo. USD LIBOR + 2.750%, 4.44%, 07/30/2024	1,410,833
	Gates Global LLC
EUR 3,176,040	EURIBOR + 3.250%, 3.25%, 04/01/2024	3,957,999
$ 1,018,194	3 mo. USD LIBOR + 3.000%, 4.69%, 04/01/2024	1,025,454

		12,053,983

	Media - 11.2%
1,091,930	Advantage Sales & Marketing, Inc. 3 mo. USD LIBOR + 3.250%, 5.02%, 07/23/2021 1,078,281
570,000	3 mo. USD LIBOR + 6.500%, 8.27%, 07/25/2022	531,764
	Altice Financing S.A.
EUR 1,800,488	EURIBOR + 2.750%, 2.75%, 01/31/2026	2,205,463
$ 2,379,038	3 mo. USD LIBOR + 2.750%, 4.47%, 01/31/2026	2,343,352
2,485,006	Altice U.S. Finance I Corp. 1 mo. USD LIBOR + 2.250%, 3.82%, 07/28/2025	2,488,112
3,451,114	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.58%, 04/30/2025	3,469,992
725,000	CSC Holdings LLC 0.00%, 01/25/2026(8) 729,988
2,046,876	1 mo. USD LIBOR + 2.250%, 3.81%, 07/17/2025	2,049,005
3,975,000	MacDonald, Dettwiler and Associates Ltd. 3 mo. USD LIBOR + 2.750%, 4.31%, 10/04/2024	4,007,317
1,075,000	Meredith Corp. 0.00%, 01/17/2025(8)	1,086,352

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 40,934	Mission Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 01/17/2024	$41,169
	MTN Infrastructure TopCo, Inc.
982,775	0.00%, 11/17/2024(8)	988,917
1,003,464	3 mo. USD LIBOR + 3.250%, 4.82%, 11/17/2024	1,014,753
325,067	Nexstar Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 01/17/2024	326,936
	Numericable Group S.A.
EUR 1,324,988	EURIBOR + 3.000%, 3.00%, 07/31/2025	1,582,971
$ 1,826,200	3 mo. USD LIBOR + 2.750%, 4.52%, 07/31/2025	1,750,869
1,321,157	3 mo. USD LIBOR + 3.000%, 4.72%, 01/31/2026	1,270,517
997,500	Raycom TV Broadcasting LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 08/23/2024	999,994
6,610,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(8)	6,665,061
3,056,815	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 4.57%, 01/27/2024	3,060,636
1,635,000	Unitymedia Finance LLC 0.00%, 01/15/2026(8)	1,637,501
EUR 1,645,000	Unitymedia Hessen GmbH & Co. KG 0.00%, 01/15/2027(8)	2,047,230
$ 1,895,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	1,903,054
6,845,000	Virgin Media Bristol LLC 3 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	6,883,058
GBP 1,925,000	Virgin Media Investment Holdings Ltd. LIBOR - GBP + 3.250%, 3.75%, 11/30/2027	2,733,921
$ 3,000,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.06%, 04/15/2025	2,997,270

		55,893,483

	Metal Fabricate/Hardware - 0.1%
491,434	NN, Inc. 1 mo. USD LIBOR + 4.250%, 5.32%, 10/19/2022	497,577

	Miscellaneous Manufacturing - 1.4%
EUR 1,350,000	CeramTec Group GmbH 0.00%, 11/29/2024(8)	1,679,243
$ 5,236,875	H.B. Fuller Co. 1 mo. USD LIBOR + 2.250%, 3.81%, 10/20/2024	5,275,419

		6,954,662

	Oil & Gas - 3.6%
260,786	Ameriforge Group, Inc. PIK + 5.000%, 9.69%, 06/08/2022	261,438
1,343,250	BCP Raptor LLC 1 Week USD LIBOR + 4.250%, 5.73%, 06/24/2024	1,353,324
1,395,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.31%, 12/31/2022	1,419,440
625,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 8.95%, 08/23/2021	668,363
4,224,045	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 3.56%, 02/02/2024	4,232,578
	Fieldwood Energy LLC
2,000,000	3 mo. USD LIBOR + 2.875%, 4.57%, 09/28/2018	1,948,000
2,250,000	3 mo. USD LIBOR + 7.000%, 8.69%, 08/31/2020	2,152,508
788,167	KCA Deutag U.S. Finance LLC 3 mo. USD LIBOR + 5.750%, 7.20%, 05/15/2020	779,892
549,292	Peabody Energy Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 03/31/2022	556,388
700,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	708,456
1,500,000	Ultra Resources, Inc. 2 mo. USD LIBOR + 3.000%, 4.41%, 04/12/2024	1,505,625

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,188,407	Vine Oil & Gas LP 1 mo. USD LIBOR + 6.875%, 8.45%, 12/12/2021	$2,182,936

		17,768,948

	Oil & Gas Services - 0.8%
2,483,711	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 4.45%, 11/23/2020	2,439,004
169,607	Paragon Offshore Finance Co. PIK + 5.000%, 3.87%, 07/18/2022	142,258
468,489	Utex Industries, Inc. 1 mo. USD LIBOR + 4.000%, 5.57%, 05/22/2021 462,192
750,000	1 mo. USD LIBOR + 7.250%, 8.82%, 05/22/2022	727,972

		3,771,426

	Packaging & Containers - 3.2%
281,387	Berlin Packaging LLC 1 mo. USD LIBOR + 3.250%, 4.87%, 10/01/2021 283,616
1,976,143	1 mo. USD LIBOR + 6.750%, 8.32%, 10/01/2022	1,989,976
694,750	Berry Plastics Group, Inc. 1 mo. USD LIBOR + 2.250%, 3.80%, 01/19/2024 699,287
1,424,665	1 mo. USD LIBOR + 2.250%, 3.82%, 10/01/2022	1,435,151
695,000	Crown Holdings, Inc. 0.00%, 01/03/2025(8) 702,708
EUR 2,095,000	0.00%, 01/18/2025(8)	2,628,410
$ 1,945,300	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 4.70%, 12/29/2023	1,958,372
1,027,425	Plastipak Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.45%, 10/14/2024	1,037,699
	Proampac PG Borrower LLC
792,769	1 mo. USD LIBOR + 4.000%, 5.03%, 11/18/2023	801,442
970,000	3 mo. USD LIBOR + 8.500%, 9.94%, 11/18/2024	985,762
2,389,811	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/05/2023	2,407,184
918,667	Signode Industrial Group U.S., Inc. 3 mo. USD LIBOR + 2.750%, 4.38%, 05/04/2021	919,052

		15,848,659

	Pharmaceuticals - 1.2%
1,766,125	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 5.88%, 04/29/2024	1,767,008
3,997,252	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 4.750%, 5.06%, 04/01/2022	4,056,731

		5,823,739

	Real Estate - 0.8%
3,718,495	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 4.83%, 11/04/2021 3,716,413
95,745	3 mo. USD LIBOR + 8.250%, 10.02%, 11/04/2022	95,027

		3,811,440

	Real Estate Investment Trust - 0.7%
3,271,725	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.250%, 3.82%, 04/25/2023	3,294,496

	Retail - 3.3%
2,504,519	Albertsons LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 08/25/2021 2,488,865
1,733,161	3 mo. USD LIBOR + 3.000%, 4.68%, 12/21/2022	1,722,519
2,369,063	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.57%, 09/25/2024	2,380,908
EUR 530,000	Belron Finance U.S. LLC EURIBOR + 2.750%, 2.75%, 11/07/2024	663,121
$ 125,000	Belron S.A. 1 mo. USD LIBOR + 2.500%, 3.89%, 11/07/2024	126,354
1,994,949	Coty, Inc. 1 mo. USD LIBOR + 2.500%, 4.06%, 10/27/2022	2,009,912
704,289	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 4.81%, 10/25/2020	603,597

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,463,126	Petco Animal Supplies, Inc. 3 mo. USD LIBOR + 3.000%, 4.77%, 01/26/2023	$1,105,026
2,167,817	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 03/11/2022	1,753,959
400,000	Smart & Final Stores LLC 3 mo. USD LIBOR + 3.500%, 5.19%, 11/15/2022	394,376
2,249,514	Sports Authority, Inc. 0.00%, 11/16/2018(6)	1,125
3,390,000	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.49%, 09/12/2024	3,370,948

		16,620,710

	Semiconductors - 0.1%
535,950	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 04/04/2024	538,630

	Software - 6.7%
1,263,325	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 4.98%, 06/13/2024 1,269,768
345,000	3 mo. USD LIBOR + 7.250%, 8.73%, 06/13/2025	346,984
2,522,396	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2024	2,537,531
	Convergint Technologies LLC
67,438	0.00%, 01/24/2025(8)	67,776
629,426	0.00%, 01/25/2025(8)	632,573
325,000	0.00%, 01/25/2026(8)	326,625
1,198,975	Cypress Intermediate Holdings III, Inc. 1 mo. USD LIBOR + 3.000%, 4.58%, 04/27/2024	1,205,725
500,000	Epicor Software Corp. 1 mo. USD LIBOR + 3.750%, 0.00%, 06/01/2022(8)	503,125
	First Data Corp.
2,110,000	1 mo. USD LIBOR + 2.250%, 3.81%, 07/08/2022	2,124,074
7,943,182	1 mo. USD LIBOR + 2.250%, 3.81%, 04/26/2024	7,999,419
2,743,816	Global Payments, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 04/21/2023	2,762,117
	Hyland Software, Inc.
1,257,291	1 mo. USD LIBOR + 3.250%, 4.82%, 07/01/2022	1,265,149
215,000	1 mo. USD LIBOR + 7.000%, 8.57%, 07/07/2025	220,375
73,518	MA FinanceCo LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	73,854
EUR 1,995,000	Misys Europe S.A. EURIBOR + 3.250%, 4.25%, 06/13/2024	2,491,605
$ 1,920,995	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 5.500%, 7.27%, 10/31/2022	1,960,221
496,482	Seattle Spinco, Inc. 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	498,756
	SkillSoft Corp.
2,200,000	1 mo. USD LIBOR + 4.750%, 6.32%, 04/28/2021	2,151,424
1,000,000	1 mo. USD LIBOR + 8.250%, 9.82%, 04/28/2022	897,920
1,209,339	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 3.82%, 07/08/2022	1,215,604
2,861,425	WEX, Inc. 3 mo. USD LIBOR + 2.750%, 3.82%, 06/30/2023	2,893,015

		33,443,640

	Telecommunications - 5.4%
2,481,250	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.47%, 07/15/2025	2,448,696
14,486,613	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.13%, 02/02/2024	14,516,745
1,520,000	Telenet International Finance S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.06%, 03/01/2026	1,528,284
3,600,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 09/30/2025	3,607,488
2,479,432	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/15/2024	2,480,324

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,495,219	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 01/19/2024		$2,508,943

			27,090,480

	Transportation - 0.5%
2,615,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.06%, 11/01/2024		2,635,711

	Total Senior Floating Rate Interests (cost $434,627,409)		$434,730,056

Common Stocks - 0.8%
	Energy - 0.1%
4,831	Paragon Offshore Ltd.		99,036
26,901	Paragon Offshore Ltd., Escrow*		—
7,247	Paragon Offshore Ltd., Litigation		85,880
78,609	Templar Energy LLC Class A*		78,609

			263,525

	Insurance - 0.3%
34,814	AFG Holdings, Inc.		1,549,223

	Materials - 0.3%
69,152	MPM Holdings, Inc.*		1,379,582

	Utilities - 0.1%
4,500,000	TCEH Corp.*(9)(10)(11)		5
33,730	Vistra Energy Corp.*		657,735

			657,740

	Total Common Stocks (cost $5,073,851)		$3,850,070

	Total Long-Term Investments (cost $494,815,458)		$493,730,799

	Total Investments (cost $494,815,458)	99.3%	$493,730,799
	Other Assets and Liabilities	0.7%	3,412,901

	Total Net Assets	100.0%	$497,143,700

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $38,750,637, which represented 7.8% of total net assets.
(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $4,230,879, which represented 0.9% of total net assets.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of this security was $5, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of this security was $5, which represented 0.0% of total net assets. At January 31, 2018, the aggregate value of these securities was $5, which represents 0.0% of total net assets.
(11)	Investment valued using significant unobservable inputs.

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,681,031	USD	3,750,000	EUR	CBK	02/28/18	$17,007	$—
1,243,824	USD	997,000	EUR	BCLY	02/28/18	3,815	—
750,607	USD	604,000	EUR	SSG	02/28/18	—	(612)
39,020,528	USD	31,420,530	EUR	CBK	02/28/18	—	(58,433)
2,993,098	USD	2,108,000	GBP	GSC	02/28/18	—	(3,021)
Total						$20,822	$(62,066)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
GSC	Goldman Sachs & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-kind

The Hartford Floating Rate High Income Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$55,150,673	$—	$55,150,673	$—
Senior Floating Rate Interests	434,730,056	—	434,730,056	—
Common Stocks
Energy	263,525	—	263,525	—
Insurance	1,549,223	—	1,549,223	—
Materials	1,379,582	1,379,582	—	—
Utilities	657,740	657,735	—	5
Foreign Currency Contracts(2)	20,822	—	20,822	—

Total	$493,751,621	$2,037,317	$491,714,299	$5

Liabilities
Foreign Currency Contracts(2)	$(62,066)	$—	$(62,066)	$—

Total	$(62,066)	$—	$(62,066)	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 5.5%
	Canada - 0.1%
$ 195,000	Master Credit Card Trust 3.74%, 07/22/2024(1)	$195,000
	Securitized Term Auto Receivables Trust
40,000	2.04%, 04/26/2021(1)	39,629
50,000	2.29%, 03/25/2022(1)	49,277

		283,906

	Cayman Islands - 0.5%
250,000	Atrium XII 7.00%, 04/22/2027(1)(2)	249,466
250,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 3.000%, 4.75%, 07/20/2026(1)(3)	252,115
363,670	LCM XVII L.P. 3 mo. USD LIBOR + 1.350%, 3.07%, 10/15/2026(1)(3)	364,049
250,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.500%, 3.26%, 01/27/2026(1)(3)	250,141
	Octagon Investment Partners Ltd.
228,223	3 mo. USD LIBOR + 1.000%, 2.75%, 10/25/2025(1)(3)	228,560
250,000	4.50%, 01/22/2030(1)(2)	250,000

		1,594,331

	United States - 4.9%
190,000	245 Park Avenue Trust 3.66%, 06/05/2037(1)(2)	186,785
225,000	280 Park Avenue Mortgage Trust 2.81%, 09/15/2034(1)(2)	225,140
299,485	Alternative Loan Trust 5.25%, 08/25/2035	265,096
160,000	American Credit Acceptance Receivables Trust 2.87%, 08/12/2022(1)	160,226
65,000	AmeriCredit Automobile Receivables Trust 2.21%, 05/10/2021	64,895
50,000	Americredit Automobile Receivables Trust 2.74%, 12/08/2022	49,430
	AmeriCredit Automobile Receivables Trust
95,000	2.89%, 01/10/2022	95,595
50,000	3.65%, 05/09/2022	50,562
80,677	Angel Oak Mortgage Trust LLC 2.48%, 07/25/2047(1)(2)	79,593
150,000	Avant Loans Funding Trust 3.38%, 04/15/2021(1)	150,436
220,000	BAMLL Commercial Mortgage Securities Trust 3.60%, 04/14/2033(1)(2)	215,058
38,012	Banc of America Mortgage Trust 3.73%, 04/25/2034(2)	38,226
	Bayview Opportunity Master Fund Trust
172,112	2.98%, 10/28/2032(1)(4)	171,998
137,928	3.50%, 01/28/2058(1)(2)	140,218
96,274	1 mo. USD LIBOR + 2.150%, 3.72%, 10/25/2028(1)(3)	96,707
85,278	4.00%, 10/28/2064(1)(2)	86,974
240,095	Bear Stearns Asset Backed Securities I Trust 6.00%, 11/25/2035	269,217
	Capital Auto Receivables Asset Trust
175,000	3.34%, 03/22/2021	176,470
48,000	3.62%, 05/20/2021	48,652
202,309	CIM Trust 3.00%, 04/25/2057(1)(2)	201,601
	COLT Mortgage Loan Trust
45,512	2.75%, 09/25/2046(1)(2)	45,524
100,000	3.08%, 02/25/2048(1)(2)	99,990
71,821	3.75%, 12/26/2046(1)(2)	72,180
	Connecticut Avenue Securities
80,302	1 mo. USD LIBOR + 1.450%, 3.01%, 01/25/2029(3)	81,050

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 211,182	1 mo. USD LIBOR + 5.000%, 6.56%, 07/25/2025(3)	$239,802
175,000	1 mo. USD LIBOR + 5.250%, 6.81%, 10/25/2023(3)	204,646
116,336	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	116,280
100,000	CPS Auto Trust 2.43%, 01/18/2022(1)	98,610
155,000	CSAIL Commercial Mortgage Trust 4.36%, 08/15/2048(2)	154,280
145,875	DB Master Finance LLC 3.98%, 02/20/2045(1)	146,148
	Drive Auto Receivables Trust
60,000	2.30%, 05/17/2021	59,836
100,000	4.16%, 05/15/2024(1)	102,447
52,639	Exeter Automobile Receivables Trust 2.05%, 12/15/2021(1)	52,500
35,000	Exeter Automobile Receivables Trust 3.03%, 01/17/2023(1)	34,991
	Fannie Mae Connecticut Avenue Securities
20,000	4.36%, 02/25/2030(2)	20,965
30,000	1 mo. USD LIBOR + 3.600%, 5.16%, 01/25/2030(3)	30,995
250,000	1 mo. USD LIBOR + 4.250%, 5.81%, 01/25/2029(3)	282,044
99,000	1 mo. USD LIBOR + 4.350%, 5.91%, 05/25/2029(3)	110,725
30,000	6.01%, 02/25/2030(2)	32,158
155,460	1 mo. USD LIBOR + 5.000%, 6.56%, 07/25/2025(3)	172,071
195,000	1 mo. USD LIBOR + 5.500%, 7.06%, 09/25/2029(3)	223,182
99,981	1 mo. USD LIBOR + 9.500%, 11.06%, 05/25/2029(3)	133,460
179,945	1 mo. USD LIBOR + 1.075%, 11.24%, 01/25/2029(3)	246,957
49,949	1 mo. USD LIBOR + 12.75%, 14.31%, 10/25/2028(3)	76,199
	First Investors Auto Owner Trust
60,000	2.65%, 11/15/2022(1)	59,511
56,647	2.91%, 01/15/2020(1)	56,658
69,933	Flagship Credit Auto Trust 1.85%, 07/15/2021(1)	69,687
89,878	Foursight Capital Automobile Receivables Trust 2.37%, 04/15/2022(1)	89,238
	FREMF Mortgage Trust
30,000	3.36%, 05/25/2045(1)(2)	30,313
40,000	3.54%, 12/25/2049(1)(2)	37,379
99,000	3.57%, 11/25/2047(1)(2)	98,041
25,000	3.65%, 09/25/2024(1)(2)	24,551
120,000	3.70%, 04/25/2048(1)(2)	120,080
55,000	3.73%, 10/25/2049(1)(2)	54,080
165,000	3.81%, 06/25/2047(1)(2)	167,011
160,000	3.84%, 07/25/2049(1)(2)	160,150
40,000	3.84%, 08/25/2027(1)(2)	39,716
60,000	3.88%, 02/25/2024(1)(2)	57,147
35,000	3.97%, 07/25/2049(1)(2)	33,372
84,000	3.98%, 02/25/2046(1)(2)	85,541
105,000	4.03%, 05/25/2045(1)(2)	108,027
40,000	4.03%, 07/25/2027(1)(2)	40,340
225,000	4.13%, 02/25/2046(1)(2)	226,556
	GLS Auto Receivables Trust
154,175	2.67%, 04/15/2021(1)	154,114
26,712	2.73%, 10/15/2020(1)	26,743
100,000	GMF Floorplan Owner Revolving Trust 2.63%, 07/15/2022(1)	98,437
100,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 1.500%, 3.06%, 07/15/2032(1)(3)	100,085
63,000	GS Mortgage Securities Trust 3.51%, 03/10/2050(1)(2)	52,952
54,080	GSR Mortgage Loan Trust 3.10%, 01/25/2035(2)	51,820
100,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	99,989
52,000	Hyundai Automotive Receivables Trust 2.19%, 11/15/2022	51,035

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 46,869	JP Morgan Mortgage Acquisition Trust 4.96%, 11/25/2036(4)	$46,836
48,296	JP Morgan Mortgage Trust 3.00%, 09/25/2044(1)(2)	48,223
	LSTAR Securities Investment Ltd.
97,437	1 mo. USD LIBOR + 1.650%, 0.03%, 11/01/2022(1)(3)	96,919
97,465	1 mo. USD LIBOR + 1.750%, 0.03%, 10/01/2022(1)(3)	97,019
109,065	1 mo. USD LIBOR + 1.750%, 3.32%, 09/01/2022(1)(3)	109,070
60,583	1 mo. USD LIBOR + 2.000%, 3.57%, 04/01/2022(1)(3)	60,653
88,580	Marlette Funding Trust 2.36%, 12/15/2024(1)	88,531
69,765	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)	68,943
275,000	Morgan Stanley Capital I Trust 3.51%, 11/15/2034(1)(2)	275,689
144,437	MortgageIT Mortgage Loan Trust 1 mo. USD LIBOR + 0.200%, 1.76%, 04/25/2036(3)	128,235
150,000	MSSG Trust 3.87%, 09/13/2039(1)	142,769
52,077	Nationstar HECM Loan Trust 1.97%, 05/25/2027(1)	51,979
	New Residential Mortgage Loan Trust
108,092	3.25%, 09/25/2056(1)(2)	108,050
119,063	3.75%, 05/25/2054(1)(2)	119,904
83,799	3.75%, 11/25/2056(1)(2)	84,901
178,728	4.00%, 02/25/2057(1)(2)	182,539
100,000	4.00%, 12/25/2057(1)(2)	102,164
20,966	New York City Tax Lien 1.47%, 11/10/2029(1)	20,914
	NRZ Advance Receivables Trust
303,000	2.58%, 10/15/2049(1)	299,136
225,000	3.11%, 12/15/2050(1)	223,998
185,000	3.21%, 02/15/2051(1)	183,872
110,000	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	109,999
95,108	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(4)	94,709
100,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(1)	101,246
301,463	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 1 mo. USD LIBOR + 0.645%, 2.21%, 04/25/2035(3)	301,300
87,091	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	87,051
	Santander Drive Auto Receivables Trust
50,000	2.46%, 03/15/2022	49,983
65,000	2.58%, 05/16/2022	64,757
175,000	3.17%, 04/17/2023	175,768
162,000	3.53%, 08/16/2021	164,780
25,000	3.65%, 12/15/2021	25,275
100,000	Series RRX Trust 0.00%, 08/26/2044(1)(5)(6)	98,652
146,655	SLM Student Loan Trust 3 mo. USD LIBOR + 0.040%, 1.79%, 01/25/2019(3)	146,265
	SoFi Consumer Loan Program LLC
97,287	2.20%, 11/25/2026(1)	97,046
85,874	2.50%, 05/26/2026(1)	85,320
72,052	2.77%, 05/25/2026(1)	71,943
60,761	3.28%, 01/26/2026(1)	61,113
178,960	SoFi Professional Loan Program LLC 1 mo. USD LIBOR + 0.700%, 2.26%, 03/26/2040(1)(3)	180,441
215,000	Springleaf Funding Trust 2.68%, 07/15/2030(1)	211,390
229,845	Structured Agency Credit Risk Debt Notes 1 mo. USD LIBOR + 1.650%, 3.21%, 04/25/2024(3)	233,538

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Towd Point Mortgage Trust
$ 79,988	2.25%, 04/25/2056(1)(2)	$78,973
85,229	2.75%, 04/25/2057(1)(2)	84,674
119,000	2.76%, 02/25/2057(1)(2)	119,345
120,063	3.00%, 03/25/2054(1)(2)	120,168
199,000	3.75%, 04/25/2055(1)(2)	202,548
100,000	United Auto Credit Securitization Trust 2.71%, 01/10/2022(1)	99,334
107,540	Verus Securitization Trust 2.85%, 07/25/2047(1)(4)	107,527
67,081	VOLT LIX LLC 3.25%, 05/25/2047(1)(4)	67,050
97,593	VOLT LVI LLC 3.50%, 03/25/2047(1)(4)	97,783
68,227	VOLT LVIII LLC 3.38%, 05/28/2047(1)(4)	68,260
67,373	VOLT LX LLC 3.25%, 06/25/2047(1)(4)	67,315
68,439	VOLT LXI LLC 3.13%, 06/25/2047(1)(4)	68,315
95,067	VOLT LXII LLC 3.13%, 09/25/2047(1)(4)	95,064
100,000	VOLT LXIII LLC 3.00%, 10/25/2047(1)(4)	100,065
110,000	VOLT LXIV LLC 4.63%, 10/25/2047(1)(4)	107,990
115,000	Volvo Financial Equipment LLC 2.27%, 03/16/2020(1)	114,924
195,000	Wachovia Bank Commercial Mortgage Trust 5.29%, 10/15/2044(1)(2)	181,262
60,000	Wendys Funding LLC 3.57%, 03/15/2048(1)	59,981
	Westlake Automobile Receivables Trust
145,000	2.59%, 12/15/2022(1)	144,153
250,000	3.40%, 01/15/2021(1)	251,228
45,000	Westlake Automobile Receivables Trust 3.41%, 05/15/2023(1)	45,112

		14,984,483

	Total Asset & Commercial Mortgage Backed Securities (cost $16,747,254)	$16,862,720

Corporate Bonds - 3.1%
	Argentina - 0.0%
160,000	YPF S.A. BADLAR + 4.000, 27.13%, 07/07/2020(7)	144,925

	Austria - 0.2%
EUR 100,000	Raiffeisen Bank International AG 5 year EUR Swap + 3.300%, 4.50%, 02/21/2025(3)(7)	133,939
300,000	Volksbank Wien AG 2.75%, 10/06/2027(2)(7)	377,452

		511,391

	France - 0.2%
$ 150,000	AXA S.A. 3 mo. USD LIBOR + 1.449%, 6.46%, 12/14/2018(3)(7)(8)	151,500
200,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(3)(7)(8)	227,131
EUR 100,000	Sogecap S.A. 5 year EUR Swap + 4.150%, 4.13%, 02/18/2026(3)(7)(8)	139,989

		518,620

	Germany - 0.3%
	Deutsche Bank AG
200,000	4.50%, 05/19/2026	284,356
$ 200,000	5 year USD Swap + 5.003%, 7.50%, 04/30/2025(3)(8)	211,000

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

EUR 100,000	Deutsche Pfandbriefbank AG 5 year EUR Swap + 2.750%, 2.88%, 06/28/2027(3)(7)	$127,078
$ 200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/2024(7)	205,644

		828,078

	Guernsey - 0.1%
350,000	Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020	351,856

	Iceland - 0.1%
EUR 120,000	Arion Banki HF 1.63%, 12/01/2021(7)	154,300

	Italy - 0.2%
150,000	Banca Carige S.p.A. 5.00%, 12/22/2022	184,193
100,000	Societa Cattolica di Assicurazioni 4.25%, 12/14/2047(2)(7)	128,864
$ 210,000	UniCredit S.p.A. 5 year USD ICE Swap + 3.703%, 5.86%, 06/19/2032(1)(3)	223,804

		536,861

	Mexico - 0.1%
275,000	Mexico City Airport Trust 5.50%, 07/31/2047	266,062

	Netherlands - 0.2%
200,000	Demeter Investments B.V. for Swiss Re Ltd. 3 mo. USD LIBOR + 3.593%, 5.75%, 08/15/2050(3)(7)	214,942
250,000	ING Groep N.V. 5 year USD Swap + 4.446%, 6.50%, 04/16/2025(3)(8)	269,375
225,000	VIVAT N.V. 6.25%, 11/16/2022(2)(7)(8)	227,250

		711,567

	Portugal - 0.1%
EUR 200,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(3)(7)(8)	293,813
	Novo Banco S.A.
75,000	3.50%, 01/23/2043	81,011
90,000	3.50%, 02/19/2043(7)	97,213

		472,037

	Spain - 0.4%
200,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(3)(7)(8) 261,080
$ 200,000	5 year USD Swap + 8.262%, 9.00%, 05/09/2018(3)(7)(8)	202,750
EUR 200,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(7)(8)	268,507
	CaixaBank S.A.
200,000	5 year EUR Swap + 3.35%, 3.50%, 02/15/2027(3)(7)	267,527
200,000	5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(3)(7)(8)	292,385

		1,292,249

	Switzerland - 0.2%
$ 250,000	Credit Suisse AG 4.28%, 01/09/2028(7)	256,897
275,000	UBS Group AG 5 year USD Swap + 4.59%, 6.88%, 08/07/2025(3)(7)(8)	306,016

		562,913

	United Kingdom - 0.3%
265,000	HSBC Holdings plc 5 year USD ICE Swap + 5.514%, 6.88%, 06/01/2021(3)(8)	284,544
GBP 150,000	Prudential plc GUKG5 + 3.084, 5.70%, 12/19/2063(3)(7)	254,461

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 315,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(3)(8)	$351,619

		890,624

	United States - 0.7%
500,000	Celgene Corp. 4.63%, 05/15/2044	526,115
525,000	Enterprise Products Operating LLC 5.25%, 08/16/2077(2)	524,491
325,000	L Brands, Inc. 6.88%, 11/01/2035	332,312
125,000	Matador Resources Co. 6.88%, 04/15/2023	131,563
500,000	McKesson Corp. 4.88%, 03/15/2044	537,455
125,000	RSP Permian, Inc. 6.63%, 10/01/2022	131,250

		2,183,186

	Total Corporate Bonds (cost $8,855,516)	$9,424,669

Foreign Government Obligations - 9.9%
	Argentina - 0.7%
ARS 17,775,000	Argentina Politica Monet 27.78%, 06/21/2020(2)	991,145
EUR 900,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(7)	1,132,815

		2,123,960

	Canada - 1.6%
CAD 3,200,000	Canadian Government Bond 0.50%, 03/01/2022	2,445,268
2,726,018	Canadian Government Real Return Bond 4.25%, 12/01/2021(9)	2,543,219

		4,988,487

	Chile - 1.0%
CLP 1,925,000,000	Bonos de la Tesoreria de la Republica en pesos 4.50%, 03/01/2026	3,188,881

	Germany - 0.2%
EUR 310,704	Deutschland I/L Bond 0.10%, 04/15/2046(7)(9)	441,654

	Greece - 0.2%
96,000,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(2)	651,963

	Iceland - 0.5%
	Iceland Rikisbref
ISK 26,042,387	7.25%, 10/26/2022	283,703
112,400,000	8.00%, 06/12/2025	1,316,953

		1,600,656

	India - 1.1%
	India Government Bond
INR 43,350,000	7.61%, 05/09/2030	673,862
49,080,000	7.72%, 05/25/2025	778,675
35,150,000	8.60%, 06/02/2028	587,555
80,000,000	8.79%, 11/08/2021	1,323,078

		3,363,170

	Japan - 1.5%
	Japanese Government CPI Linked Bond
JPY 149,304,300	0.10%, 09/10/2023(9)	1,425,873
318,183,000	0.10%, 09/10/2024(9)	3,056,170

		4,482,043

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Macedonia - 0.1%
EUR 190,000	Macedonia Government International Bond 2.75%, 01/18/2025(1)	$238,379

	Mexico - 0.8%
	Mexican Udibonos
MXN 23,970,239	2.00%, 06/09/2022(9)	1,209,501
22,581,059	4.00%, 11/08/2046(9)	1,259,822

		2,469,323

	New Zealand - 0.3%
NZD 1,058,415	New Zealand Government Bond 2.50%, 09/20/2035(7)(9)	856,943

	Oman - 0.2%
$ 600,000	Oman Government International Bond 5.38%, 03/08/2027(7)	601,195

	Poland - 0.3%
PLN 3,200,000	Republic of Poland Government Bond 2.50%, 07/25/2026	897,232

	Russia - 1.0%
RUB 95,800,000	Russian Federal Bond - OFZ 8.15%, 02/03/2027	1,829,228
64,006,556	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(9)	1,125,262

		2,954,490

	South Korea - 0.4%
KRW 1,547,006,861	Inflation Linked Korea Treasury Bond 1.00%, 06/10/2026(9)	1,355,702

	Total Foreign Government Obligations (cost $30,377,969)	$30,214,078

U.S. Government Agencies - 3.6%
	United States - 3.6%
	FHLMC - 1.8%
$ 56,184	3.00%, 03/15/2033(10)	7,340
250,000	1 mo. USD LIBOR + 4.750%, 6.31%, 10/25/2024(3)	277,989
29,224	4.00%, 07/15/2027(10)	3,057
48,065	1 mo. USD LIBOR + 3.400%, 4.96%, 07/25/2023(3)	48,500
236,474	1 mo. USD LIBOR + 1.950%, 3.51%, 05/25/2025(3)	241,341
482,899	3.50%, 03/15/2041(10)	60,372
445,878	2.50%, 03/15/2028(10)	35,888
2,291,900	0.25%, 06/25/2025(2)(10)	37,699
4,367,036	0.08%, 10/25/2026(2)(10)	34,930
800,000	3.00%, 02/01/2033(11)	803,750
650,000	3.00%, 02/01/2048(11)	636,948
1,488,828	0.28%, 11/25/2023(2)(10)	21,063
56,544	3.50%, 06/15/2026(10)	4,097
46,451	3.00%, 05/15/2032(10)	3,861
1,418,249	0.71%, 01/25/2024(2)(10)	52,264
58,972	4.00%, 03/15/2028(10)	6,157
47,872	2.50%, 05/15/2028(10)	3,751
435,000	2.21%, 01/25/2042(2)(10)	48,738
753,246	0.61%, 03/25/2027(2)(10)	35,654
79,490	1 mo. USD LIBOR + 2.200%, 3.76%, 03/25/2025(3)	80,148
102,589	5.50%, 04/15/2036(10)	21,986
200,000	3.19%, 07/25/2027	201,499
250,000	1 mo. USD LIBOR + 3.750%, 5.31%, 09/25/2024(3)	288,395
250,000	1 mo. USD LIBOR + 3.800%, 5.36%, 03/25/2025(3)	270,644
525,000	1.66%, 07/25/2041(2)(10)	40,392
1,340,000	4.50%, 02/01/2048(11)	1,411,774
114,249	1.97%, 11/25/2044(2)(10)	12,691
215,000	3.36%, 07/25/2030(2)	214,884
575,000	1.55%, 10/25/2043(2)(10)	54,965
210,000	2.00%, 10/25/2044(2)(10)	31,537
250,000	1 mo. USD LIBOR + 4.750%, 6.31%, 12/25/2029(3)	272,778

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 250,000	6.01%, 03/25/2030(2)	$274,402

		5,539,494

	FNMA - 1.3%
265,409	5.14%, 10/01/2024	292,771
4,601	2.78%, 04/01/2022	4,606
4,567	3.20%, 04/01/2022	4,645
282,564	3.78%, 10/01/2023	293,129
18,730	3.87%, 10/01/2025	19,750
13,627	4.06%, 10/01/2028	14,579
10,000	3.86%, 12/01/2025	10,559
4,885	3.97%, 05/01/2029	5,102
127,194	3.42%, 04/01/2024	130,575
28,874	3.89%, 05/01/2030	30,273
9,483	3.96%, 05/01/2034	9,980
26,995	5.46%, 05/25/2042(2)(10)	2,910
262,798	4.50%, 02/25/2043(10)	51,503
105,000	3.00%, 02/01/2033(11)	105,537
720,000	4.00%, 02/01/2048(11)	743,709
33,330	3.00%, 01/01/2031	33,576
406,475	1.77%, 08/25/2044(2)(10)	17,220
181,785	1.80%, 06/25/2055(2)(10)	8,512
267,853	1.66%, 05/25/2046(2)(10)	11,295
55,302	3.00%, 09/25/2027(10)	5,697
352,322	3.50%, 04/25/2027(10)	34,588
101,242	3.50%, 10/25/2027(10)	10,509
69,149	3.50%, 09/25/2035(10)	10,890
38,537	3.50%, 05/25/2027(10)	4,003
85,473	3.00%, 02/25/2027(10)	6,887
58,777	3.50%, 02/25/2031(10)	5,706
76,979	3.00%, 02/25/2028(10)	7,105
99,024	2.85%, 06/01/2027	97,488
195,000	2.97%, 06/01/2027	192,786
30,000	3.07%, 06/01/2027	29,919
117,476	3.00%, 11/25/2027(10)	11,725
97,271	1.62%, 04/25/2055(2)(10)	4,581
100,000	3.10%, 10/01/2027	99,639
500,000	3.50%, 02/01/2033(11)	511,703
900,000	3.50%, 02/01/2048(11)	908,437
130,366	2.85%, 12/01/2027	127,247

		3,859,141

	GNMA - 0.3%
60,000	3.50%, 02/01/2048(11)	61,088
263,138	4.00%, 04/16/2026(10)	26,007
305,564	3.00%, 07/20/2028(10)	25,253
292,962	3.00%, 08/20/2027(10)	25,740
221,810	3.50%, 07/20/2029(10)	23,995
68,110	3.50%, 02/16/2030(10)	7,281
90,988	3.50%, 05/16/2042(10)	17,863
208,342	2.50%, 05/16/2028(10)	14,438
145,318	3.50%, 05/20/2043(10)	29,054
43,649	3.50%, 03/20/2027(10)	4,496
83,713	5.50%, 02/16/2047(10)	19,227
79,459	3.50%, 02/20/2041(10)	9,751
91,679	3.50%, 04/20/2042(10)	12,436
65,544	6.00%, 02/20/2046(10)	15,300
106,851	5.00%, 02/16/2040(10)	26,324
139,326	3.50%, 10/20/2042(10)	29,139
42,672	3.50%, 07/20/2040(10)	4,963
129,513	3.00%, 02/16/2043(10)	23,345
97,283	4.00%, 03/20/2047(10)	18,959
575,000	6.00%, 02/01/2048(11)	638,489
121,663	4.00%, 07/20/2047(10)	24,543

		1,057,691

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	SLM Student Loan Trust - 0.2%
$ 141,308	3 mo. USD LIBOR + 0.550%, 2.30%, 04/27/2026(1)(3)	$141,917
136,802	3 mo. USD LIBOR + 0.650%, 2.40%, 01/25/2022(3)	136,121
179,170	3 mo. USD LIBOR + 1.500%, 3.25%, 04/25/2023(3)	183,407
211,622	3 mo. USD LIBOR + 1.700%, 3.45%, 07/25/2023(3)	218,182

		679,627

	Total U.S. Government Agencies (cost $11,164,486)	$11,135,953

U.S. Government Securities - 3.1%
	United States - 3.1%
	U.S. Treasury Bonds - 0.9%
1,945,552	U.S. Treasury Bonds 3.38%, 04/15/2032(9)	2,647,313

	U.S. Treasury Notes - 2.2%
3,018,233	0.13%, 04/15/2021(9)	2,990,409
1,484,052	0.25%, 01/15/2025(9)	1,454,059
1,665,027	0.63%, 01/15/2024(9)	1,677,501
809,734	0.63%, 01/15/2026(9)	812,094

		6,934,063

	Total U.S. Government Securities (cost $9,726,943)	$9,581,376

Common Stocks - 59.5%
	Argentina - 0.0%
135	IRSA Propiedades Comerciales S.A. ADR	7,289
104	Pampa Energia S.A. ADR*	7,332
1,513	YPF S.A. ADR	36,539

		51,160

	Australia - 1.1%
2,525	BHP Billiton plc	56,232
5,406	Brambles Ltd.	42,992
663	Caltex Australia Ltd.	18,557
329,626	Evolution Mining Ltd.	759,229
79,324	Genworth Mortgage Insurance Australia Ltd.	185,623
5,575	Goodman Group REIT	36,380
35,524	Mantra Group Ltd.	111,640
2,956	Mirvac Group REIT	5,253
2,506	NEXTDC Ltd.*	11,482
156,625	Northern Star Resources Ltd.	732,507
8,426	Nufarm Ltd.	54,020
221,107	OceanaGold Corp.	609,392
15,924	Orora Ltd.	41,689
535,172	Perseus Mining Ltd.*	183,795
111,055	Sydney Airport	609,404

		3,458,195

	Austria - 0.8%
6,240	ams AG*	576,608
13,726	BAWAG Group AG*(1)	799,247
2,833	Strabag SE	122,402
667	Voestalpine AG	43,325
31,285	Wienerberger AG	853,696

		2,395,278

	Belgium - 0.5%
9,187	Ageas	485,748
977	Anheuser-Busch InBev N.V. ADR	110,870
11,216	Euronav N.V.	95,457
5,173	Melexis N.V.	544,763
964	Telenet Group Holding N.V.*	74,160
1,130	UCB S.A.	98,494
500	Umicore S.A.	26,322
156	Warehouses De Pauw CVA REIT	19,357

		1,455,171

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Bermuda - 0.5%
26,783	Bank of NT Butterfield & Son Ltd.	$1,076,409
8,053	Marvell Technology Group Ltd.	187,877
7,722	XL Group Ltd.	284,478

		1,548,764

	Brazil - 0.0%
2,271	Cia de Saneamento do Parana	41,421
800	Pagseguro Digital Ltd. Class A*	22,352
6,780	Petroleo Brasileiro S.A.*	45,328
1,189	Petroleo Brasileiro S.A. ADR*	15,885

		124,986

	British Virgin Islands - 0.1%
148,569	Atlas Mara Ltd.*	415,993

	Canada - 1.5%
496	Agnico Eagle Mines Ltd.	23,451
12,633	Bank of Nova Scotia	839,324
492	BCE, Inc.	23,008
1,563	Cameco Corp.	14,385
12,666	Canadian Imperial Bank of Commerce	1,254,861
1,902	Canadian Natural Resources Ltd.	64,931
82,569	Centerra Gold, Inc.*	426,271
1,406	Dream Global Real Estate Investment Trust	14,209
6,531	EcoSynthetix, Inc.*	12,000
2,174	Encana Corp.	26,883
7,736	Equitable Group, Inc.	422,146
48,847	Fairfax India Holdings Corp.*(1)	901,716
1,804	Killam Apartment Real Estate Investment Trust REIT	19,859
10,951	Lundin Mining Corp.	79,150
3,303	Magna International, Inc.	188,674
928	Methanex Corp.	58,418
819	Source Energy Services Ltd.*	5,407
2,524	Suncor Energy, Inc.	91,438
3,923	TransCanada Corp.	180,617
332	Trican Well Service Ltd.*	1,039
504	Waste Connections, Inc.	36,197

		4,683,984

	China - 2.3%
18,368	AAC Technologies Holdings, Inc.	304,350
7,475	Alibaba Group Holding Ltd. ADR*	1,527,068
97,346	China Longyuan Power Group Corp. Ltd. Class H	71,055
8,000	China Oilfield Services Ltd. Class H	9,521
8,045	China Shenhua Energy Co., Ltd. Class H	24,998
151,489	China Telecom Corp. Ltd. Class H	75,028
42,500	CNOOC Ltd.	66,804
2,881	ENN Energy Holdings Ltd.	22,259
54,845	Gree Electric Appliances, Inc. of Zhuhai Class A	487,554
13,761	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	87,099
20,451	Hytera Communications Corp. Ltd. Class A	40,244
12,058	JD.com, Inc. ADR*	593,615
33,000	PetroChina Co., Ltd. Class H	26,044
391	SINA Corp.*	45,845
70,879	Sunny Optical Technology Group Co., Ltd.	976,976
39,916	Tencent Holdings Ltd.	2,358,534
11,712	Vipshop Holdings Ltd. ADR*	193,600
500	Wuxi Biologics Cayman, Inc.*(1)	3,436

		6,914,030

	Colombia - 0.0%
1,937	Ecopetrol S.A.	1,816

	Croatia - 0.0%
17,117	Valamar Riviera DD	123,263

	Czech Republic - 0.1%
98,561	Moneta Money Bank AS(1)	409,081

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Denmark - 0.0%
9	AP Moeller - Maersk A/S Class B	$16,067
361	Genmab A/S*	66,123
810	Zealand Pharma A/S ADR*	13,665

		95,855

	Egypt - 0.2%
292,004	Centamin plc	675,626

	Finland - 0.2%
347	Elisa Oyj	14,770
895	Kemira Oyj	12,670
450	Neste Oyj	31,144
116,987	Nokia Oyj ADR	562,707
814	Tikkurila Oyj	16,352

		637,643

	France - 2.9%
985	Airbus SE	113,274
21,127	Alstom S.A.	926,726
6,666	Amundi S.A.(1)	628,997
412	Arkema S.A.	52,635
12,387	AXA S.A.	407,377
11,609	BNP Paribas S.A.	958,831
15,128	Cie de Saint-Gobain	878,706
221	Cie Generale des Etablissements Michelin	35,354
2,834	Engie S.A.	49,210
472	Essilor International Cie Generale d’Optique S.A.	67,007
108	Gecina S.A. REIT	21,103
701	JCDecaux S.A.	30,327
9,350	Kaufman & Broad S.A.	487,901
243	Kering	123,091
896	Legrand S.A.	74,545
726	LVMH Moet Hennessy Louis Vuitton SE	227,420
6,635	Nexity S.A.*	399,802
977	Remy Cointreau S.A.	128,585
1,303	Safran S.A.	147,214
10,891	Schneider Electric SE*	1,020,457
4,093	Television Francaise	61,389
5,746	Thales S.A.	644,089
4,978	Total S.A. ADR	289,023
165	Unibail-Rodamco SE REIT	42,304
9,157	Vinci S.A.	989,677
3,178	Vivendi S.A.	93,114

		8,898,158

	Germany - 1.1%
2,763	Beiersdorf AG	327,596
1,308	Brenntag AG	84,913
253	Continental AG	76,003
1,823	Daimler AG	166,963
1,521	Delivery Hero AG*(1)	65,263
805	Deutsche Wohnen SE	36,398
7,743	E.ON SE	81,387
1,444	Hapag-Lloyd AG*(1)	59,897
19,963	Infineon Technologies AG	581,246
725	Innogy SE(1)	27,639
5,623	LEG Immobilien AG	634,588
6,105	Rheinmetall AG	864,163
151	Siltronic AG*	25,068
1,247	Volkswagen AG	276,663

		3,307,787

	Greece - 1.0%
28,667	Aegean Airlines S.A.	326,374
23,369	Frigoglass SAIC*	6,615
61,863	GEK Terna Holding Real Estate Construction S.A.*	414,777

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

69,755	Grivalia Properties REIC A.E. REIT	$805,420
55,815	Hellenic Telecommunications Organization S.A.	876,608
43,890	OPAP S.A.	588,510
		3,018,304
	Hong Kong - 0.6%
90,000	AIA Group Ltd.	768,735
142,541	AMVIG Holdings Ltd.	37,536
9,322	ASM Pacific Technology Ltd.	126,970
5,158	Champion REIT	3,831
7,337	CK Infrastructure Holdings Ltd.	65,295
7,403	Galaxy Entertainment Group Ltd.	65,308
29,665	Guangdong Investment Ltd.	44,105
9,327	Hang Lung Properties Ltd.	24,584
5,040	Henderson Land Development Co., Ltd.	35,172
3,570	Kerry Properties Ltd.	17,068
5,900	Link REIT	52,218
5,229	Melco Resorts & Entertainment Ltd. ADR	155,720
13,400	New World Development Co., Ltd.	21,600
16,745	Nine Dragons Paper Holdings Ltd.	25,979
70,055	Pacific Basin Shipping Ltd.*	16,229
11,050	Sino Biopharmaceutical Ltd.	20,270
29,557	SmarTone Telecommunications Holdings Ltd.	34,421
120,699	SUNeVision Holdings Ltd.	95,663
4,552	Techtronic Industries Co., Ltd.	30,317
542,092	Tongda Group Holdings Ltd.	122,520

		1,763,541

	Iceland - 1.1%
2,977,023	Eik fasteignafelag HF*	305,062
241,945	Eimskipafelag Islands HF	581,304
571,866	N1 HF	725,394
2,183,575	Nyherji HF*	585,458
690,322	Reitir fasteignafelag HF	625,661
14,708,568	Siminn HF	617,521

		3,440,400

	India - 5.4%
132,449	Apollo Tyres Ltd.	529,967
11,547	Bajaj Auto Ltd.	605,054
296,354	Bank of Baroda	729,284
216,669	Bharat Electronics Ltd.	575,539
2,391	Bharat Petroleum Corp. Ltd.	18,507
114,733	Bharti Infratel Ltd.	632,930
28,856	Container Corp. of India Ltd.	629,987
27,748	Dewan Housing Finance Corp. Ltd.	253,412
6,889	Dilip Buildcon Ltd.(1)	98,198
134,699	Gateway Distriparks Ltd.	485,290
33,763	Godrej Properties Ltd.*	423,005
128,410	Gujarat Pipavav Port Ltd.	290,924
121,564	ICICI Bank Ltd.	672,524
606	Indian Oil Corp. Ltd.	3,974
114,520	Indraprastha Gas Ltd.	548,186
29,608	InterGlobe Aviation Ltd.(1)	564,342
178,155	IRB Infrastructure Developers Ltd.	673,937
130,507	ITC Ltd.	556,879
104,068	J Kumar Infraprojects Ltd.	543,380
353,907	Jammu & Kashmir Bank Ltd.*	413,231
30,361	Larsen & Toubro Ltd.	675,155
49,379	LIC Housing Finance Ltd.	414,564
525	MRF Ltd.	562,223
210,893	NTPC Ltd.	564,503
81,452	Oberoi Realty Ltd.	677,190
96,792	PC Jeweller Ltd.	737,849
19,069	Phoenix Mills Ltd.	195,955
184,226	Power Grid Corp. of India Ltd.	560,870
3,374	Reliance Industries Ltd.	50,909

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

12,180	SRF Ltd.	$341,064
114,543	State Bank of India	562,823
37,544	Tata Motors Ltd.*	234,746
396,427	Tata Power Co., Ltd.	554,094
32,595	Thomas Cook India Ltd.	120,021
49,082	TVS Motor Co., Ltd.	536,785
102,824	Vakrangee Ltd.	589,667

		16,626,968

	Indonesia - 0.1%
1,450,269	Bank Tabungan Pensiunan Nasional Tbk PT	385,626
85,676	Link Net Tbk PT	34,738
92,070	Telekomunikasi Indonesia Persero Tbk PT	27,437

		447,801

	Ireland - 1.2%
218,286	Bank of Cyprus Holdings plc*	657,206
366,171	Cairn Homes plc*	863,777
26,006	CRH plc	965,985
213,750	Glenveagh Properties plc*(1)	322,173
423,511	Hibernia plc REIT	805,541
1,369	Smurfit Kappa Group plc	48,033
13,856	Tarsus Group plc	65,906

		3,728,621

	Israel - 0.2%
4,689	Azrieli Group Ltd.	255,211
35,503	Bezeq The Israeli Telecommunication Corp. Ltd.	58,517
2,495	Teva Pharmaceutical Industries Ltd. ADR	50,923
3,725	Tower Semiconductor Ltd.*	129,407

		494,058

	Italy - 1.1%
64,917	Banca Farmafactoring S.p.A.*(1)	522,676
5,947	Banca Generali S.p.A.	222,758
21,501	Beni Stabili S.p.A. SIIQ REIT	19,919
32,717	Buzzi Unicem S.p.A.	960,610
16,193	Davide Campari-Milano S.p.A.	128,979
15,742	Enel S.p.A.	100,078
7,110	Eni S.p.A.	127,996
40,028	FinecoBank Banca Fineco S.p.A.	497,673
8,277	Italgas S.p.A.	51,114
65,497	Leonardo S.p.A.	790,524

		3,422,327

	Japan - 7.7%
8,028	ADEKA Corp.	142,546
6,917	Aeon Delight Co., Ltd.	252,910
7,167	Alpine Electronics, Inc.	162,584
20,511	Alps Electric Co., Ltd.	592,718
11,458	Amada Holdings Co., Ltd.	170,433
459	Arealink Co., Ltd.	10,098
13,619	BML, Inc.	367,335
2,180	Bridgestone Corp.	106,397
175	Central Japan Railway Co.	33,243
760	Chugai Pharmaceutical Co., Ltd.	40,168
8,833	CYBERDYNE, Inc.*	153,091
2,773	Daifuku Co., Ltd.	186,708
3,285	Daikin Industries Ltd.	396,371
30	Daito Trust Construction Co., Ltd.	5,258
564	Daiwa House Industry Co., Ltd.	22,339
6,717	DeNA Co., Ltd.	145,886
645	Disco Corp.	152,115
7,453	DTS Corp.	272,696
320	East Japan Railway Co.	31,941
2,370	Eisai Co., Ltd.	134,879
4,831	Enplas Corp.	182,153

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,003	FANUC Corp.	$272,233
3,633	Ferrotec Holdings Corp.	95,320
990	Fuji Machine Manufacturing Co., Ltd.	20,947
7,327	Fujimi, Inc.	175,507
7,058	Fujitsu Frontech Ltd.	120,563
3,628	Fukushima Industries Corp.	163,278
1,963	GMO Payment Gateway, Inc.	172,722
2,845	Hakuhodo DY Holdings, Inc.	42,836
2,332	Harmonic Drive Systems, Inc.	160,600
24,316	Hazama Ando Corp.	200,068
934	Hikari Tsushin, Inc.	136,137
1,152	Hirata Corp.	127,272
2,317	HIS Co., Ltd.	83,935
6,214	Hitachi High-Technologies Corp.	293,402
6,393	Hosiden Corp.	106,368
5,226	Inaba Denki Sangyo Co., Ltd.	246,599
1,920	Inpex Corp.	25,040
12,301	Inter Action Corp.	118,458
5,228	Iriso Electronics Co., Ltd.	331,759
2,136	ITOCHU Corp.	42,029
9,305	JGC Corp.	202,229
11,384	JSR Corp.	270,599
4,900	JXTG Holdings, Inc.	32,622
669	Katitas Co., Ltd.*	19,426
3,158	KDDI Corp.	80,145
3,283	Kenedix, Inc.	20,919
1,058	Keyence Corp.	646,552
5,370	Kinden Corp.	89,874
5,693	Kissei Pharmaceutical Co., Ltd.	160,797
8,697	Kobe Steel Ltd.*	90,557
4,561	Kumagai Gumi Co., Ltd.	129,049
5,050	Kyushu Electric Power Co., Inc.	55,517
7,082	LIFULL Co., Ltd.	60,395
2,470	Mabuchi Motor Co., Ltd.	146,972
9,000	Makino Milling Machine Co., Ltd.	101,154
4,923	Melco Holdings, Inc.	170,620
6,852	Micronics Japan Co., Ltd.	77,003
4,992	Mimasu Semiconductor Industry Co., Ltd.	103,762
26,239	Minebea Mitsumi, Inc.	597,186
2,569	Mitsubishi Chemical Holdings Corp.	28,018
2,716	Mitsubishi Corp.	76,117
4,037	Mitsubishi Electric Corp.	74,297
1,187	Mitsubishi Heavy Industries Ltd.	44,791
57,001	Mitsubishi UFJ Financial Group, Inc.	431,005
2,961	Mitsui Fudosan Co., Ltd.	77,980
6,842	MS&AD Insurance Group Holdings, Inc.	233,716
4,164	Murata Manufacturing Co., Ltd.	615,785
3,420	Musashi Seimitsu Industry Co., Ltd.	109,386
5,700	Nabtesco Corp.	268,893
13,818	Nexon Co., Ltd.*	461,678
4,850	NGK Spark Plug Co., Ltd.	128,431
3,442	Nidec Corp.	553,968
1,128	Nintendo Co., Ltd.	510,888
5,924	Nippo Corp.	136,236
252	Nippon Shokubai Co., Ltd.	17,945
1,260	Nippon Telegraph & Telephone Corp. ADR	60,858
20,102	Nippon Television Holdings, Inc.	354,019
4,716	Nippon Thompson Co., Ltd.	37,099
1,290	Nippon Yusen KK*	32,430
9,464	Nishimatsuya Chain Co., Ltd.	111,445
16,971	Nissan Motor Co., Ltd.	181,802
7,273	Noritz Corp.	143,824
8,746	NSD Co., Ltd.	184,934
6,134	NTT DOCOMO, Inc.	152,414
1,570	Odakyu Electric Railway Co., Ltd.	34,678
1,400	Olympus Corp.	53,934

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

14,042	Ono Pharmaceutical Co., Ltd.	$346,939
168	Optex Group Co., Ltd.	10,758
3,071	PAL GROUP Holdings Co., Ltd.	87,863
731	PKSHA Technology, Inc.*	102,448
5,760	Rohm Co., Ltd.	634,553
27,995	San-In Godo Bank Ltd.	290,211
3,017	Sanyo Chemical Industries Ltd.	159,885
1,416	SCREEN Holdings Co., Ltd.	123,422
13,517	SCSK Corp.	622,844
1,221	Shimamura Co., Ltd.	143,547
494	Shin-Etsu Chemical Co., Ltd.	56,521
1,290	Shionogi & Co., Ltd.	71,402
393	SHO-BOND Holdings Co., Ltd.	31,624
7,105	Siix Corp.	322,837
455	SMC Corp.	224,239
900	SoftBank Group Corp.	74,779
2,318	Sony Corp.	111,174
28,931	Sony Financial Holdings, Inc.	532,122
1,267	Sumco Corp.	34,483
7,616	Sumitomo Electric Industries Ltd.	130,349
4,059	Sumitomo Mitsui Trust Holdings, Inc.	169,012
4,077	Suzuki Motor Corp.	234,163
8,602	T&D Holdings, Inc.	154,236
4,364	Tachi-S Co., Ltd.	79,524
4,669	Taihei Dengyo Kaisha Ltd.	120,731
269	Taiheiyo Cement Corp.	11,416
3,448	Taisei Corp.	175,988
1,310	Takeda Pharmaceutical Co., Ltd.	76,732
29,738	Takuma Co., Ltd.	404,096
7,153	Tazmo Co., Ltd.	132,704
1,325	TDK Corp.	122,655
3,753	Tenma Corp.	75,060
9,644	Tokai Rika Co., Ltd.	209,808
2,192	Token Corp.	252,316
16,233	Tokio Marine Holdings, Inc.	767,527
1,957	Tokyo Electron Ltd.	369,173
1,202	Tokyo Gas Co., Ltd.	28,680
2,514	Tokyo Seimitsu Co., Ltd.	110,078
10,775	Toshiba Plant Systems & Services Corp.	212,540
4,148	Toyota Industries Corp.	271,157
6,499	TV Asahi Holdings Corp.	134,392
3,800	Yamaha Motor Co., Ltd.	126,958
5,186	Yamaichi Electronics Co., Ltd.	108,165
4,544	Yamato Kogyo Co., Ltd.	130,194
13,397	Yamazen Corp.	163,269
4,939	Yodogawa Steel Works Ltd.	153,173
5,084	Yume No Machi Souzou Iinkai Co., Ltd.	85,781

		23,660,419

	Jersey - 0.2%
298,653	Highland Gold Mining Ltd.	640,061

	Luxembourg - 0.1%
1,580	ArcelorMittal*	57,496
904	Ardagh Group S.A.	18,080
1,809	Millicom International Cellular S.A.	134,873
109	Tenaris S.A. ADR	3,815

		214,264

	Malaysia - 0.1%
246,720	Inari Amertron Bhd	208,500
337,208	Pentamaster International Ltd.*	45,262

		253,762

	Mauritius - 0.2%
65,740	MCB Group Ltd.	558,286

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Mexico - 0.0%
28,986	Alpek S.A.B. de C.V.	$41,910
48,234	America Movil S.A.B. de C.V. Series L	45,171
3,661	Mexichem S.A.B. de C.V.	10,384

		97,465

	Netherlands - 1.2%
224	Akzo Nobel N.V.	20,965
615	ASML Holding N.V.	124,820
1,901	Heineken N.V.	213,652
826	IMCD Group N.V.	55,177
44,707	ING Groep N.V.	877,833
322	InterXion Holding N.V.*	20,206
2,799	Koninklijke KPN N.V.	9,808
15,839	Koninklijke Philips N.V.	645,594
5,279	Royal Dutch Shell plc Class A	185,075
41,741	Van Lanschot Kempen N.V.	1,417,373
1,108	Wolters Kluwer N.V.	58,647

		3,629,150

	New Zealand - 0.4%
95,297	Auckland International Airport Ltd.	469,520
52,083	Millennium & Copthorne Hotels New Zealand Ltd.	111,073
18,511	New Zealand Refining Co., Ltd.	34,104
72,325	Tourism Holdings Ltd.	311,805
3,867	Xero Ltd.*	98,153
6,728	Z Energy Ltd.	37,930

		1,062,585

	Norway - 0.2%
455	Aker BP ASA	13,167
1,552	Entra ASA(1)	23,474
23,238	Kongsberg Gruppen ASA	473,267
3,953	Norsk Hydro ASA	28,783
1,704	Statoil ASA	39,927

		578,618

	Philippines - 0.0%
256,524	Cemex Holdings Philippines, Inc.*(1)	20,969
4,251	International Container Terminal Services, Inc.	9,405
7,403	Pilipinas Shell Petroleum Corp.	9,012

		39,386

	Portugal - 0.3%
1,834,123	Banco Comercial Portugues S.A.*	732,319
1,826	Galp Energia SGPS S.A.	34,881

		767,200

	Romania - 0.1%
57,311	BRD-Groupe Societe Generale S.A.	206,634

	Russia - 0.0%
840	Gazprom Neft PJSC ADR	20,647
857	Lukoil PJSC ADR	56,626
7,656	Rosneft Oil Co. PJSC GDR	46,939
139	Tatneft PSJC ADR	8,383

		132,595

	Singapore - 0.2%
589	Broadcom Ltd.	146,090
40,428	BW LPG Ltd.*(1)	190,959
2,813	City Developments Ltd.	28,351
47,566	Genting Singapore plc	48,841
16,608	Keppel REIT	16,332
8,739	Mapletree Industrial Trust REIT	14,123
111,256	UMS Holdings Ltd.	90,369
6,542	Venture Corp. Ltd.	114,605

		649,670

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	South Africa - 0.2%
40,706	AngloGold Ashanti Ltd.	$453,874
14,746	Nampak Ltd.*	18,983
418	Naspers Ltd. Class N	119,045

		591,902

	South Korea - 1.6%
4,146	DuzonBizon Co., Ltd.	185,968
1,260	Hankook Tire Co., Ltd.	63,106
15,195	Hanwha Techwin Co., Ltd.*	478,824
12,692	HizeAero Co., Ltd.*	91,057
275	Hyundai Motor Co.	41,766
10,261	Koh Young Technology, Inc.	904,210
3,722	KT Corp. ADR*	55,644
3,871	LIG Nex1 Co., Ltd.	212,427
556	Meerecompany, Inc.	42,695
4,122	S&T Motiv Co., Ltd.	190,649
344	S-Oil Corp.	39,624
867	Samsung Electronics Co., Ltd.	2,026,463
7,164	SK Hynix, Inc.	491,771
106	SK Innovation Co., Ltd.	20,298

		4,844,502

	Spain - 0.5%
7,458	Aedas Homes SAU*(1)	290,748
949	Cellnex Telecom S.A.(1)	25,622
16,771	Iberdrola S.A.	136,512
364	Iberdrola S.A.	2,941
160,248	Liberbank S.A.*	89,693
25,472	Neinor Homes S.A.*(1)	584,727
184,261	Unicaja Banco S.A.*(1)	324,033

		1,454,276

	Sweden - 0.4%
3,451	Assa Abloy AB Class B	76,497
1,546	BillerudKorsnas AB	23,804
41,829	Cloetta AB Class B	172,732
974	D Carnegie & Co. AB*	15,179
836	Fastighets AB Balder Class B*	22,260
1,393	Lundin Petroleum AB*	34,754
26,314	Resurs Holding AB(1)	195,196
6,201	Sandvik AB	122,077
81,329	Telefonaktiebolaget LM Ericsson ADR	523,759
2,124	Vostok Emerging Finance Ltd.*	579

		1,186,837

	Switzerland - 0.9%
3,066	ABB Ltd. ADR	85,449
13,114	LafargeHolcim Ltd.*	802,380
7,180	Nestle S.A.	620,222
3,281	Novartis AG	296,133
552	Roche Holding AG	136,385
3,914	TE Connectivity Ltd.	401,303
24,310	UBS Group AG*	493,479
227	Zur Rose Group AG*	31,706

		2,867,057

	Taiwan - 2.0%
9,302	Advanced Ceramic X Corp.	119,966
8,057	Airtac International Group	127,838
6,643	ASPEED Technology, Inc.	174,591
17,971	Catcher Technology Co., Ltd.	205,579
21,297	Chroma ATE, Inc.	121,298
2,252	Chunghwa Precision Test Tech Co., Ltd.	91,672
95,566	E Ink Holdings, Inc.	173,727
113,425	Elite Material Co., Ltd.	398,339
5,424	Ennoconn Corp.	88,151

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

3,930	Formosa Sumco Technology Corp.	$17,770
51,719	Getac Technology Corp.	77,102
5,012	Global Unichip Corp.	61,677
24,956	Globalwafers Co., Ltd.	381,570
128,863	Hota Industrial Manufacturing Co., Ltd.	540,320
43,182	Hu Lane Associate, Inc.	224,840
56,346	Kingpak Technology, Inc.	532,627
29,272	Land Mark Optoelectronics Corp.	370,604
1,270	Largan Precision Co., Ltd.	174,064
22,958	Realtek Semiconductor Corp.	91,531
7,276	Silergy Corp.	155,279
1,958	Silicon Motion Technology Corp. ADR	97,273
71,959	Sino-American Silicon Products, Inc.*	250,352
122,362	Taiwan Semiconductor Manufacturing Co., Ltd.	1,069,359
7,227	Voltronic Power Technology Corp.	128,197
35,662	Walsin Technology Corp.	119,960
17,370	Win Semiconductors Corp.	155,186
8,290	Yageo Corp.	109,559

		6,058,431

	Thailand - 0.0%
23,800	Bangkok Airways PCL	11,019
45,887	Precious Shipping PCL*	16,702
1,300	PTT PCL	20,422
900	Thai Oil PCL	2,945

		51,088

	Turkey - 0.0%
115	Tupras Turkiye Petrol Rafinerileri AS	3,528

	United Arab Emirates - 0.0%
15,558	Abu Dhabi National Oil Co. for Distribution PJSC*	11,394

	United Kingdom - 2.7%
5,299	Anglo American plc	128,453
5,457	Aptiv plc	517,760
7,044	AstraZeneca plc ADR	246,963
82,148	Babcock International Group plc	800,162
93,448	BAE Systems plc	788,427
40,839	BP plc	291,361
12,719	British American Tobacco plc	869,301
36,062	BT Group plc	131,754
463,321	Cobham plc*	860,134
2,433	Coca-Cola European Partners plc	97,709
4,136	Compass Group plc	87,083
365	Croda International plc	23,230
1,965	Fiat Chrysler Automobiles N.V.*	47,491
67,872	GKN plc	407,376
20,062	Glencore plc*	114,983
7,043	Grainger plc	28,918
716	Hikma Pharmaceuticals plc	9,846
9,990	ITE Group plc	24,454
9,118	KAZ Minerals plc*	106,106
2,176	National Grid plc	24,933
17,489	Prudential plc	473,428
141,733	QinetiQ Group plc	414,352
1,592	Rio Tinto plc	88,616
4,417	RPC Group plc	53,362
149,712	Sabre Insurance Group plc*(1)	573,935
3,030	Safestore Holdings plc REIT	21,477
2,246	Severn Trent plc	62,415
4,188	Smith & Nephew plc	75,357
163	TechnipFMC plc	5,291
33,343	Ultra Electronics Holdings plc	721,332
4,367	Unilever plc	247,156

		8,343,165

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	United States - 18.5%
2,563	Abbott Laboratories	$159,316
1,017	Acadia Healthcare Co., Inc.*	34,659
532	Accenture plc Class A	85,492
280	Acuity Brands, Inc.	43,243
15,843	Advanced Micro Devices, Inc.*	217,683
222	AdvanSix, Inc.*	8,760
4,668	AES Corp.	53,962
182	Aetna, Inc.	34,001
726	AGCO Corp.	52,722
173	Agree Realty Corp. REIT	8,328
238,922	Alacer Gold Corp.*	415,685
889	Alcoa Corp.*	46,246
16,837	Alexander & Baldwin, Inc.	446,517
351	Alexandria Real Estate Equities, Inc. REIT	45,525
2,672	Alkermes plc*	152,758
611	Allegion plc	52,613
1,469	Allergan plc	264,802
828	Alliance Data Systems Corp.	212,514
1,598	Alliant Energy Corp.	63,521
21,160	Allscripts Healthcare Solutions, Inc.*	315,496
565	Alnylam Pharmaceuticals, Inc.*	73,439
597	Alphabet, Inc. Class A*	705,785
1,089	Alphabet, Inc. Class C*	1,274,065
5,523	Altria Group, Inc.	388,488
657	Amazon.com, Inc.*	953,235
10,038	American Tower Corp. REIT	1,482,613
967	American Vanguard Corp.	20,452
3,138	AMETEK, Inc.	239,429
299	Anadarko Petroleum Corp.	17,955
522	Andeavor	56,460
5,545	Anthem, Inc.	1,374,328
536	Apartment Investment & Management Co. Class A, REIT	22,426
1,941	Apple, Inc.	324,982
1,927	Applied Materials, Inc.	103,345
1,587	Arena Pharmaceuticals, Inc.*	59,386
253,947	Argonaut Gold, Inc.*	528,540
311	Arista Networks, Inc.*	85,780
1,532	AT&T, Inc.	57,373
343	athenahealth, Inc.*	42,981
280	AvalonBay Communities, Inc. REIT	47,712
1,596	Avangrid, Inc.	77,757
2,017	Axcelis Technologies, Inc.*	52,240
1,476	Baker Hughes a GE Co.	47,453
1,977	Ball Corp.	75,680
27,030	Bank of America Corp.	864,960
572	Baxter International, Inc.	41,201
286	Biogen, Inc.*	99,474
83,119	Bizlink Holding, Inc.	786,612
4,152	Blue Buffalo Pet Products, Inc.*	141,085
989	Boeing Co.	350,472
1,083	Boise Cascade Co.	48,139
309	Boston Properties, Inc. REIT	38,226
8,607	Boston Scientific Corp.*	240,652
1,000	Brandywine Realty Trust REIT	17,940
6,292	Bristol-Myers Squibb Co.	393,879
1,349	Brookdale Senior Living, Inc.*	12,816
501	Cabot Corp.	33,888
1,124	Cabot Oil & Gas Corp.	29,617
418	CACI International, Inc. Class A*	58,750
2,993	Campbell Soup Co.	139,324
3,696	Capital One Financial Corp.	384,236
1,245	Cardinal Health, Inc.	89,379
377	Carlisle Cos., Inc.	43,057
485	Caterpillar, Inc.	78,948

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

934	Cavium, Inc.*	$82,921
1,288	CBS Corp. Class B	74,202
775	Celanese Corp. Series A	83,824
805	Celgene Corp.*	81,434
594	Centennial Resource Development, Inc. Class A*	12,124
8,330	Cerner Corp.*	575,853
493	Charter Communications, Inc. Class A*	185,984
4,037	Chevron Corp.	506,038
8,120	Ciena Corp.*	172,794
7,527	Cigna Corp.	1,568,250
186	Cimarex Energy Co.	20,869
1,834	Cinemark Holdings, Inc.	67,491
29,990	Cisco Systems, Inc.	1,245,785
12,682	Citigroup, Inc.	995,283
1,143	Cognizant Technology Solutions Corp. Class A	89,131
11,712	Comcast Corp. Class A	498,111
294	Concho Resources, Inc.*	46,287
1,205	Constellation Brands, Inc. Class A	264,461
282	Continental Resources, Inc.*	15,659
163	Coresite Realty Corp. REIT	17,656
895	Corporate Office Properties Trust REIT	24,434
178	CoStar Group, Inc.*	61,608
869	Costco Wholesale Corp.	169,342
17,861	Coty, Inc. Class A	350,254
940	Crown Holdings, Inc.*	54,567
1,093	Danaher Corp.	110,699
741	Deere & Co.	123,317
983	Devon Energy Corp.	40,667
249	Diamondback Energy, Inc.*	31,250
2,141	Dollar Tree, Inc.*	246,215
681	Douglas Emmett, Inc. REIT	26,334
2,115	DowDuPont, Inc.	159,852
1,033	Duke Energy Corp.	81,091
2,075	Eaton Corp. plc	174,238
2,311	eBay, Inc.*	93,780
1,165	Edison International	72,847
628	Edwards Lifesciences Corp.*	79,492
3,341	Eli Lilly & Co.	272,124
897	Empire State Realty Trust, Inc. Class A, REIT	17,536
26,537	Envision Healthcare Corp.*	955,067
1,031	EOG Resources, Inc.	118,565
553	EQT Corp.	30,022
71	Equinix, Inc. REIT	32,318
294	Equity LifeStyle Properties, Inc. REIT	25,378
49	Essex Property Trust, Inc. REIT	11,416
1,386	Eversource Energy	87,443
10,385	Exlservice Holdings, Inc.*	630,889
903	Expedia, Inc.	115,593
500	Extended Stay America, Inc.	10,115
309	Extra Space Storage, Inc. REIT	25,795
3,310	Exxon Mobil Corp.	288,963
2,789	Facebook, Inc. Class A*	521,236
1,085	FedEx Corp.	284,791
1,358	FleetCor Technologies, Inc.*	288,575
10,945	Flex Ltd.*	197,119
1,286	Fortive Corp.	97,762
3,305	Fresh Del Monte Produce, Inc.	156,360
659	General Dynamics Corp.	146,614
13,588	General Electric Co.	219,718
1,804	General Motors Co.	76,508
5,171	Genpact Ltd.	175,504
707	GGP, Inc. REIT	16,282
3,465	Global Payments, Inc.	387,318
3,368	Goodyear Tire & Rubber Co.	117,274
5,982	Graphic Packaging Holding Co.	96,609
437	Guidewire Software, Inc.*	34,720

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,755	Halliburton Co.	$94,243
1,663	Harley-Davidson, Inc.	80,589
885	HCA Healthcare, Inc.*	89,527
1,034	HCP, Inc. REIT	24,899
1,169	HD Supply Holdings, Inc.*	45,462
564	Healthcare Trust of America, Inc. Class A, REIT	15,572
549	Hess Corp.	27,730
20,059	Hilltop Holdings, Inc.	525,345
1,407	Hilton Worldwide Holdings, Inc.	120,510
16,632	HMS Holdings Corp.*	284,906
846	Hologic, Inc.*	36,124
2,144	Home Depot, Inc.	430,730
13,934	Hostess Brands, Inc.*	192,289
3,756	Humana, Inc.	1,058,553
263	Hyatt Hotels Corp. Class A*	21,382
1,302	Incyte Corp.*	117,558
4,186	Ingersoll-Rand plc	396,121
34	Ingevity Corp.*	2,467
3,792	Integrated Device Technology, Inc.*	113,381
989	International Paper Co.	62,169
1,338	Invitation Homes, Inc. REIT	30,092
201	IPG Photonics Corp.*	50,642
777	iRobot Corp.*	68,959
3,624	Ironwood Pharmaceuticals, Inc.*	53,671
1,246	Itron, Inc.*	91,207
939	ITT, Inc.	52,584
2,181	Jacobs Engineering Group, Inc.	151,492
1,270	Johnson & Johnson	175,501
12,200	Johnson Controls International plc	477,386
523	Kennedy-Wilson Holdings, Inc. REIT	9,283
4,581	Kinder Morgan, Inc.	82,366
496	Kirby Corp.*	37,150
981	KLA-Tencor Corp.	107,714
2,929	Knight-Swift Transportation Holdings, Inc.	145,835
477	LaSalle Hotel Properties REIT	14,568
11,131	Leidos Holdings, Inc.	741,325
975	Lennar Corp. Class A	61,094
1,525	Lennox International, Inc.	332,313
1,631	Liberty Global plc Class A*	60,967
1,334	Liberty Global plc Series C*	47,704
1,912	Liberty Media Corp-Liberty Braves Class A*	45,123
1,415	Liberty Media Corp-Liberty Formula One Series C*	53,331
187	Liberty Oilfield Services, Inc. Class A*	4,140
407	LifePoint Health, Inc.*	20,126
4,406	Lindblad Expeditions Holdings, Inc.*	40,844
489	Lockheed Martin Corp.	173,522
1,152	Louisiana-Pacific Corp.*	34,111
252	LyondellBasell Industries N.V. Class A	30,200
1,903	M&T Bank Corp.	363,054
176	Macy’s, Inc.	4,567
998	Marathon Petroleum Corp.	69,131
1,053	Martin Marietta Materials, Inc.	240,263
932	Masco Corp.	41,623
1,046	McKesson Corp.	176,648
2,441	Medicines Co.*	80,870
3,375	Medtronic plc	289,879
22,905	MGIC Investment Corp.*	339,452
1,287	MGM Resorts International	46,911
1,120	Microchip Technology, Inc.	106,646
5,230	Micron Technology, Inc.*	228,656
903	Microsemi Corp.*	55,796
249	Molina Healthcare, Inc.*	22,749
696	Monsanto Co.	84,773
1,806	Monster Beverage Corp.*	123,223
3,093	Mylan N.V.*	132,535

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

2,576	NetApp, Inc.	$158,424
946	Netflix, Inc.*	255,704
1,862	New York Times Co. Class A	43,292
662	Newfield Exploration Co.*	20,959
1,699	NextEra Energy Partners L.P.	76,302
1,001	NextEra Energy, Inc.	158,578
3,569	NIKE, Inc. Class B	243,477
1,144	Noble Energy, Inc.	34,915
1,403	Norfolk Southern Corp.	211,685
2,096	Northrop Grumman Corp.	713,751
1,593	NRG Energy, Inc.	41,434
4,868	NVIDIA Corp.	1,196,554
1,117	Occidental Petroleum Corp.	83,741
2,041	OGE Energy Corp.	65,720
2,065	OMNOVA Solutions, Inc.*	22,715
2,004	Outfront Media, Inc. REIT	44,890
799	Owens-Illinois, Inc.*	18,553
590	Packaging Corp. of America	74,122
737	Parker-Hannifin Corp.	148,447
32	Patterson-UTI Energy, Inc.	756
3,412	PayPal Holdings, Inc.*	291,112
13,186	Pentair plc	942,799
3,794	PepsiCo, Inc.	456,418
943	PG&E Corp.	40,011
438	Phillips 66	44,851
99	Pioneer Natural Resources Co.	18,108
1,387	PlayAGS, Inc.*	27,144
6,486	PNC Financial Services Group, Inc.	1,024,918
270	Portola Pharmaceuticals, Inc.*	13,854
2,125	Post Holdings, Inc.*	160,799
627	PPG Industries, Inc.	74,444
428	Praxair, Inc.	69,118
829	Prologis, Inc. REIT	53,976
361	ProPetro Holding Corp.*	6,743
107	PS Business Parks, Inc. REIT	13,066
219	Public Storage REIT	42,871
11,570	QUALCOMM, Inc.	789,652
844	Range Resources Corp.	12,027
557	Regency Centers Corp. REIT	35,041
440	Regeneron Pharmaceuticals, Inc.*	161,326
976	Rexford Industrial Realty, Inc. REIT	28,977
305	Rogers Corp.*	50,258
296	RSP Permian, Inc.*	11,745
2,320	salesforce.com, Inc.*	264,271
6,011	Samsonite International S.A.	26,049
1,107	Schlumberger Ltd.	81,453
274	Schweitzer-Mauduit International, Inc.	12,407
423	Science Applications International Corp.	32,423
800	Seattle Genetics, Inc.*	41,840
316	Sempra Energy	33,818
1,507	ServiceNow, Inc.*	224,347
454	Sherwin-Williams Co.	189,368
429	Simon Property Group, Inc. REIT	70,086
9,719	Simply Good Foods Co.*	132,178
533	Solaris Oilfield Infrastructure, Inc. Class A*	10,058
2,185	Southwestern Energy Co.*	9,264
413	Spirit Airlines, Inc.*	17,396
8,183	SS&C Technologies Holdings, Inc.	411,441
1,275	Steel Dynamics, Inc.	57,885
976	Stryker Corp.	160,435
230	Sun Communities, Inc. REIT	20,433
3,056	Sysco Corp.	192,131
865	Targa Resources Corp.	41,520
212	Taubman Centers, Inc. REIT	13,070
9,981	TD Ameritrade Holding Corp.	556,840
6,611	Teradyne, Inc.	303,048

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,423	Tesla, Inc.*	$504,183
876	Texas Instruments, Inc.	96,071
1,365	Textron, Inc.	80,085
909	Thermo Fisher Scientific, Inc.	203,716
3,703	TJX Cos., Inc.	297,425
1,389	Toll Brothers, Inc.	64,700
1,716	Total System Services, Inc.	152,484
1,736	TransUnion*	103,049
9,064	Tutor Perini Corp.*	224,334
3,762	Twenty-First Century Fox, Inc. Class A	138,818
1,004	UGI Corp.	45,953
850	Ultragenyx Pharmaceutical, Inc.*	45,348
3,135	Union Pacific Corp.	418,522
999	United Technologies Corp.	137,872
7,895	UnitedHealth Group, Inc.	1,869,378
5,070	Universal Health Services, Inc. Class B	616,005
82	Vail Resorts, Inc.	17,922
386	VeriFone Systems, Inc.*	6,824
7,304	Verizon Communications, Inc.	394,927
671	Vertex Pharmaceuticals, Inc.*	111,970
3,076	Viacom, Inc. Class B	102,800
4,035	Visa, Inc. Class A	501,268
1,760	Vulcan Materials Co.	238,304
219	Wabco Holdings, Inc.*	33,811
422	Wabtec Corp.	34,199
1,289	WageWorks, Inc.*	78,049
846	Wal-Mart Stores, Inc.	90,184
1,083	Walgreens Boots Alliance, Inc.	81,507
740	Walt Disney Co.	80,416
426	Waste Management, Inc.	37,671
509	Wayfair, Inc. Class A*	46,833
371	WellCare Health Plans, Inc.*	78,051
964	WESCO International, Inc.*	65,697
170	Westlake Chemical Corp.	19,142
151	WestRock Co.	10,061
1,589	WEX, Inc.*	245,993
1,515	Williams Cos., Inc.	47,556
2,163	Workday, Inc. Class A*	259,322
1,038	WPX Energy, Inc.*	15,290
944	Zebra Technologies Corp. Class A*	116,263
157	Zimmer Biomet Holdings, Inc.	19,958

		56,616,742

	Total Common Stocks (cost $142,832,106)	$182,657,827

Convertible Bonds - 0.3%
	Electrical Components & Equipment - 0.1%
544,000	SunPower Corp. 0.88%, 06/01/2021	409,360

	Oil & Gas - 0.2%
489,000	PDC Energy, Inc. 1.13%, 09/15/2021	488,305

	Total Convertible Bonds (cost $925,588)	$897,665

Exchange-Traded Funds - 7.2%
	Other Investment Pools & Funds - 7.2%
37,700	iShares JP Morgan USD Emerging Markets Bond ETF	4,349,072
7,894	iShares MSCI EAFE ETF	582,893
650,831	PowerShares Senior Loan Portfolio	15,118,804
26,400	SPDR Barclays Convertible Securities ETF	1,403,160
2,083	SPDR S&P 500 ETF Trust	587,198

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

2,716	TOPIX Exchange Traded Fund	$47,300

		22,088,427

	Total Exchange-Traded Funds (cost $22,418,564)	$22,088,427

Preferred Stocks - 0.2%
	Brazil - 0.0%
3,900	Telefonica Brasil S.A.	65,918

	South Korea - 0.1%
158	Samsung Electronics Co., Ltd.	312,265

	United States - 0.1%
655	Airbnb, Inc. Series E *(12)(13)(14)	68,775
8,725	Pinterest, Inc. Series G *(12)(13)(14)	58,545
4,556	Uber Technologies, Inc. Series D *(12)(13)(14)	159,915

		287,235

	Total Preferred Stocks (cost $480,660)	$665,418

Convertible Preferred Stocks - 0.3%
	United States - 0.3%
6,550	Hess Corp. , 8.00%	392,148
7,200	WPX Energy, Inc. Series A , 6.25%	452,592

		844,740

	Total Convertible Preferred Stocks (cost $750,509)	$844,740

Warrants - 0.1%
United States - 0.1%
36,850	Hangzhou Hikvision Digital Technology Co., Ltd. Expires 7/13/19*	233,710
3,082	Simply Good Foods Co. Expires 7/7/22*	10,972

		244,682

	Total Warrants (cost $94,201)	$244,682

	Total Long-Term Investments (cost $244,373,796)	$284,617,555

Short-Term Investments - 4.3%
	Other Investment Pools & Funds - 4.3%
13,305,118	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(15)	13,305,118

	Total Short-Term Investments (cost $13,305,118)	$13,305,118

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $257,678,914)	97.1%	$297,922,673
Total Purchased Options (cost $1,446,697)	0.5%	$1,496,612

Total Investments (cost $259,125,611)	97.6%	$299,419,285
Other Assets and Liabilities	2.4%	7,337,205

Total Net Assets	100.0%	$306,756,490

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2017, the Fund invested 1.5% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $19,533,043, which represented 6.4% of total net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security disclosed is principal-only strips.
(6)	Security is a zero-coupon bond.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $7,766,270, which represented 2.5% of total net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Securities disclosed are interest-only strips.
(11)	Represents or includes a TBA transaction.
(12)	Investment valued using significant unobservable inputs.
(13)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $287,235, which represented 0.1% of total net assets.
(14)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $287,235, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(15)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2018

Description	Counter -party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/CNH Put	BNP	6.77 CNH per USD	09/19/18	156,000	USD	156,000	$601	$3,054	$(2,453)
USD Call/INR Put	BCLY	67.24 INR per USD	09/19/18	156,000	USD	156,000	1,583	3,877	(2,294)
USD Call/JPY Put	BOA	125.00 JPY per USD	05/13/19	6,413,291	USD	6,413,291	15,616	83,103	(67,487)
USD Call/TRY Put	MSC	4.31 TRY per USD	09/19/18	156,000	USD	156,000	3,363	8,756	(5,393)

Total Calls						6,881,291	$21,163	$98,790	$(77,627)

Puts
GBP Put/USD Call	JPM	1.38 USD per GBP	04/26/18	1,887,000	GBP	1,887,000	$14,203	$11,582	$2,621
GBP Put/USD Call	JPM	1.38 USD per GBP	04/26/18	1,888,000	GBP	1,888,000	14,210	11,775	2,435
USD Put/CNH Call	GSC	6.56 CNH per USD	02/06/18	233,000	USD	233,000	9,670	2,364	7,306
USD Put/CNH Call	BNP	6.77 CNH per USD	09/19/18	156,000	USD	156,000	10,089	2,997	7,092
USD Put/INR Call	BCLY	67.24 INR per USD	09/19/18	156,000	USD	156,000	5,953	3,894	2,059
USD Put/INR Call	BOA	64.00 INR per USD	05/13/19	6,413,291	USD	6,413,291	68,661	70,803	(2,142)
USD Put/PEN Call	HSBC	3.22 PEN per USD	02/22/18	154,000	USD	154,000	567	851	(284)
USD Put/TRY Call	DEUT	3.50 TRY per USD	07/16/18	2,161,000	USD	2,161,000	4,503	25,586	(21,083)
USD Put/TRY Call	BCLY	3.50 TRY per USD	08/20/18	1,607,000	USD	1,607,000	3,997	20,650	(16,653)
USD Put/TRY Call	MSC	4.31 TRY per USD	09/19/18	156,000	USD	156,000	14,663	8,755	5,908

Total Puts						14,811,291	$146,516	$159,257	$(12,741)

Total purchased option contracts						21,692,582	$167,679	$258,047	$(90,368)

Written option contracts:
Calls
GBP Call/USD Put	JPM	1.48 USD per GBP	04/26/18	(1,888,000)	GBP	(1,888,000)	$(12,750)	$(17,143)	$4,393
GBP Call/USD Put	JPM	1.48 USD per GBP	04/26/18	(1,887,000)	GBP	(1,887,000)	(12,742)	(16,960)	4,218
USD Call/BRL Put	DEUT	3.38 BRL per USD	09/19/18	(156,000)	USD	(156,000)	(4,719)	(7,586)	2,867
USD Call/JPY Put	BOA	145.00 JPY per USD	05/13/19	(6,413,291)	USD	(6,413,291)	(2,155)	(15,482)	13,327
USD Call/MXN Put	DEUT	20.12 MXN per USD	09/19/18	(156,000)	USD	(156,000)	(4,849)	(8,185)	3,336
USD Call/TWD Put	BCLY	28.35 TWD per USD	01/24/19	(154,000)	USD	(154,000)	(3,454)	(3,197)	(257)

Total Calls						(10,654,291)	$(40,669)	$(68,553)	$27,884

Written option contracts:
Puts
USD Put/BRL Call	DEUT	3.38 BRL per USD	09/19/18	(156,000)	USD	(156,000)	$(9,755)	$(7,586)	$(2,169)
USD Put/MXN Call	DEUT	20.12 MXN per USD	09/19/18	(156,000)	USD	(156,000)	(11,057)	(8,185)	(2,872)
USD Put/TWD Call	BCLY	28.35 TWD per USD	01/24/19	(154,000)	USD	(154,000)	(2,869)	(3,197)	328

Total Puts						(466,000)	$(23,681)	$(18,968)	$(4,713)

Total written option contracts						(11,120,291)	$(64,350)	$(87,521)	$23,171

OTC Swaption Contracts Outstanding at January 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR -BBA-Interest Rate Swap Expiring 08/02/57	JPM	2.45%	Receive	08/02/27	325,000	USD	325,000	$37,002	$37,050	$(48)
3 Month USD-LIBOR -BBA-Interest Rate Swap Expiring 08/04/57	BCLY	2.45%	Receive	08/02/27	450,000	USD	450,000	51,234	64,885	(13,651)
3 Month USD-LIBOR -BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Receive	08/02/27	875,000	USD	875,000	99,619	127,207	(27,588)

Total Calls							1,650,000	$187,855	$229,142	$(41,287)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Pay	08/02/27	325,000	USD	325,000	$60,073	$56,550	$3,523
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	BCLY	2.45%	Pay	08/02/27	450,000	USD	450,000	83,178	88,610	(5,432)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Pay	08/02/27	875,000	USD	875,000	161,736	169,506	(7,770)

Total Puts							1,650,000	$304,987	$314,666	$(9,679)

Total purchased swaption contracts							3,300,000	$492,842	$543,808	$(50,966)

Exchange-Traded Option Contracts Outstanding at January 31, 2018

Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
CBOE SPX Volatility Index	22.00 USD	03/21/18	108	USD	$10,800	$8,100	$7,673	$427
S&P 500 Index Option	2,900.00 USD	06/15/18	105	USD	10,500	485,099	261,244	223,855

Total Calls					21,300	$493,199	$268,917	$224,282

Puts
iPath S&P 500 VIX Short-Term	5.00 USD	01/18/19	88	USD	8,800	$8,272	$4,374	$3,898
ProShares Short VIX	25.00 USD	01/18/19	1,716	USD	171,600	334,620	371,551	(36,931)

Total Puts					180,400	$342,892	$375,925	$(33,033)

Total purchased option contracts					201,700	$836,091	$644,842	$191,249

Written option contracts:
Calls
CBOE SPX Volatility Index	17.00 USD	03/21/18		USD	(60)	$(7,620)	$(6,388)	$(1,232)

Puts
DAX Index Option	11,750.00 EUR	04/20/18		EUR	(12)	$(924)	$(1,780)	$856
Euro STOXX 50 Index Option	3,200.00 EUR	04/20/18		EUR	(44)	(872)	(1,931)	1,059
iShares MSCI Brazil Capped ETF	32.00 USD	03/16/18		USD	(8,052)	(290)	(4,187)	3,897
ProShares Short VIX	12.50 USD	01/18/19		USD	(342)	(234,270)	(350,022)	115,752
S&P 500 Index	2,700.00 USD	04/30/18		USD	(108)	(3,523)	(3,791)	268
SPDR S&P 500 ETF Trust Index Option	52.00 USD	04/20/18		USD	(5,218)	(1,841)	(3,601)	1,760
SPDR S&P Olil Gas ETF	31.00 USD	03/16/18		USD	(8,573)	(895)	(4,372)	3,477
SPDR S&P Retail ETF	37.50 USD	02/16/18		USD	(7,526)	(41)	(5,042)	5,001
Utilities Select Sector SPDR Fund	47.50 USD	05/18/18		USD	(6,120)	(3,413)	(3,794)	381

Total Puts					(35,995)	$(246,069)	$(378,520)	$132,451

Total written option contracts					(36,055)	$(253,689)	$(384,908)	$131,219

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3-Year Bond Future	9	03/15/2018	$804,915	$(4,279)
CAC40 10 Euro Future	108	02/16/2018	7,348,658	(21,331)
Canadian Government 10-Year Bond Future	27	03/20/2018	2,902,610	(54,466)
Euro-BUXL 30-Year Bond Future	6	03/08/2018	1,204,849	(37,998)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Euro-BTP Future	10	03/08/2018	$1,688,259	$(45,575)
Euro-Bund Future	12	03/08/2018	2,366,195	(57,848)
Euro-OAT Future	11	03/08/2018	2,088,572	(58,327)
Euro-Schatz Future	4	03/08/2018	555,271	(1,681)
FTSE 250 Index Future	65	03/16/2018	3,724,279	38,967
Long Gilt Future	14	03/27/2018	2,427,886	(46,053)
Mini-10-Year JGB Future	85	03/12/2018	11,705,505	(39,989)
U.S. Treasury 10-Year Note Future	163	03/20/2018	19,817,234	(387,508)
U.S. Treasury 5-Year Note Future	66	03/29/2018	7,570,922	(103,899)
U.S. Treasury Ultra Bond Future	47	03/20/2018	7,611,063	(171,302)
Uranium Future	159	12/31/2018	928,163	(141,812)
WTI Crude Future	25	11/19/2021	1,316,000	49,919
WTI Crude Future	26	11/21/2022	1,355,380	36,315

Total				$(1,046,867)

Short position contracts:
Australian 10-Year Bond Future	7	03/15/2018	$719,695	$14,011
CBOE Volatility Index Future	6	04/18/2018	85,050	(666)
Euro-BOBL Future	1	03/08/2018	161,960	930
FTSE 100 Future Index	34	03/16/2018	3,604,686	(30,586)
Japanese 10-Year Bond Future	1	03/13/2018	1,376,935	(98)
NIKKEI 225 Index Future	16	03/08/2018	3,384,080	(86,680)
NIKKEI 225 Index Future	49	03/08/2018	5,704,825	(193,718)
S&P 500 (E-Mini) Future	60	03/16/2018	8,477,400	(270,625)
U.S. Treasury 2-Year Note Future	16	03/29/2018	3,411,750	13,611

Total				$(553,821)

Total futures contracts				$(1,600,688)

TBA Sale Commitments Outstanding at January 31, 2018
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 2.50%	$1,050,000	02/01/2033	$(1,034,086)	$7,107
FNMA, 3.00%	130,000	02/01/2033	(130,665)	1,102
FNMA, 3.00%	6,014,000	02/01/2048	(5,894,425)	92,958
FNMA, 4.50%	1,135,000	02/01/2048	(1,196,361)	9,726
GNMA, 3.50%	1,060,000	02/01/2048	(1,079,213)	11,759

Total (proceeds receivable $9,457,402)			$(9,334,750)	$122,652

At January 31, 2018, the aggregate market value of TBA Sale Commitments represents (3.0)% of total net assets.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.8	MSC	USD	2,375,000	(0.50%)	10/17/57	Monthly	$43,808	$—	$(20,347)	$(64,155)
CMBX.NA.AAA.9	MSC	USD	55,000	(0.50%)	09/17/58	Monthly	11	—	(750)	(761)
CMBX.NA.AAA.9	DEUT	USD	1,045,000	(0.50%)	09/17/58	Monthly	15	—	(7,702)	(7,717)

Total							$43,834	$—	$(28,799)	$(72,633)

Sell protection:
CMBX.NA.AAA.10	DEUT	USD	1,045,000	0.50%	11/17/59	Monthly	$—	$(5,173)	$4,647	$9,820
CMBX.NA.AAA.10	MSC	USD	80,000	0.50%	11/17/59	Monthly	—	(448)	689	1,137
CMBX.NA.BBB-.10	GSC	USD	111,000	3.00%	11/17/59	Monthly	—	(10,142)	(8,217)	1,925
CMBX.NA.BBB-.10	GSC	USD	95,000	3.00%	11/17/59	Monthly	—	(8,875)	(7,034)	1,841
CMBX.NA.BBB-.10	MSC	USD	65,000	3.00%	11/17/59	Monthly	—	(6,114)	(4,813)	1,301
CMBX.NA.BBB-.10	GSC	USD	30,000	3.00%	11/17/59	Monthly	$—	$(2,802)	$(2,220)	$582

Total							$—	$(33,554)	$(16,948)	$16,606

Total traded indices							$43,834	$(33,554)	$(45,747)	$(56,027)

Credit default swaps on single-name issues:
Buy protection:
China Republic	GSC	USD	525,000	(1.00%)	06/20/22	Quarterly	$—	$(7,521)	$(11,796)	$(4,275)
China Republic	HSBC	USD	1,600,000	(1.00%)	06/20/22	Quarterly	—	(22,890)	(35,951)	(13,061)
China Republic	GSC	USD	1,045,000	(1.00%)	12/20/22	Quarterly	—	(26,705)	(23,188)	3,517

Total							$—	$(57,116)	$(70,935)	$(13,819)

Total single-name issues							$—	$(57,116)	$(70,935)	$(13,819)

Total OTC contracts							$43,834	$(90,670)	$(116,682)	$(69,846)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27.V3	USD 3,601,500	(5.00%)	12/20/21	Quarterly	$112,601	$325,900	$213,299
CDX.NA.HY.29.V1	USD 300,000	(5.00%)	12/20/22	Quarterly	25,751	26,473	722

Total					$138,352	$352,373	$214,021

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.27	USD 425,000	(1.00%)	12/20/21	Quarterly	$(3,837)	$(10,427)	$(6,590)
ITRAXX. EUROPE.S28	EUR 3,675,000	(1.00%)	12/20/22	Quarterly	(99,418)	(128,942)	(29,524)

Total					$(103,255)	$(139,369)	$(36,114)

Total					$35,097	$213,004	$177,907

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	1.85% Fixed	USD	1,975,000	11/30/21	Quarterly	$—	$—	$48,093	$48,093
3M USD LIBOR	2.00% Fixed	USD	525,000	03/21/23	Semi-Annual	2,691	—	15,495	12,804
3M USD LIBOR	2.26% Fixed	USD	875,000	07/14/27	Quarterly	—	—	34,526	34,526
3M USD LIBOR	2.25% Fixed	USD	505,000	03/21/28	Semi-Annual	6,885	—	22,939	16,054
3M USD LIBOR	2.68% Fixed	USD	200,000	11/15/43	Semi-Annual	—	—	4,747	4,747
3M USD LIBOR	2.52% Fixed	USD	80,000	08/08/47	Quarterly	—	—	4,192	4,192

Total						$9,576	$—	$129,992	$120,416

OTC Total Return Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Dynamic Gamma US Index	GSC	USD	62,122	(1.00%)	10/31/18	Monthly	$—	$—	$85	$85
Goldman Sachs Volatility Carry Series 71	GSC	USD	123,098	(1.00%)	10/31/18	Monthly	—	—	(333)	(333)
Goldman Sachs Volatility Carry Series 71	GSC	USD	122,869	(1.00%)	07/31/18	Monthly	—	—	(333)	(333)
Goldman Sachs Volatility Carry Series 71	GSC	USD	124,701	(1.00%)	08/31/18	Monthly	—	—	(338)	(338)
GSCBWBKL	GSC	USD	539,011	(1.00%)	01/31/19	Monthly	—	—	(25)	(25)
GSCBWBKL	GSC	USD	630,411	(1.00%)	01/31/19	Monthly	—	—	(29)	(29)
GSCBWBKL	GSC	USD	629,689	(1.00%)	01/31/19	Monthly	—	—	(29)	(29)
GSCBWBKL	GSC	USD	655,479	(1.00%)	01/31/19	Monthly	—	—	(31)	(31)
GSCBWBKS	GSC	USD	$502,345	1.00%	01/31/19	Monthly	—	—	(24)	(24)
GSCBWBKS	GSC	USD	619,167	1.00%	01/31/19	Monthly	—	—	(30)	(30)
GSCBWBKS	GSC	USD	617,647	1.00%	01/31/19	Monthly	—	—	(30)	(30)
GSCBWBKS	GSC	USD	672,967	1.00%	01/31/19	Monthly	—	—	(33)	(33)
GSCBWSEW	GSC	USD	2,992,429	1.00%	07/31/18	Monthly	—	—	—	0
GSCBWTCH	GSC	USD	691,353	1.00%	05/31/18	Monthly	—	—	—	0
GSCBWTCH	GSC	USD	1,316,552	1.00%	05/31/18	Monthly	—	—	—	0
GSCBWTCH	GSC	USD	765,875	1.00%	05/31/18	Monthly	—	—	—	0
GSGLWRH2	GSC	USD	598,297	1.00%	10/31/18	Monthly	—	—	121	121
GSGLWRH2	GSC	USD	479,034	1.00%	10/31/18	Monthly	—	—	97	97
iShares MSCI USA Minimum Volatility Index ETF	BOA	USD	2,287,486	1.00%	11/30/18	Monthly	—	—	—	0
MSCI South Africa Value Index	BOA	USD	2,510,885	1.00%	09/28/18	Monthly	—	—	—	0
MSCI South Africa Value Index	GSC	USD	160,887	1.00%	09/28/18	Monthly	—	—	—	0
SPDR S&P Regional Banking ETF	BNP	USD	2,503,401	(1.00%)	11/30/18	Monthly	—	—	—	0

Total							$—	$—	$(932)	$(932)

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
977,000	AUD	769,317	USD	GSC	02/07/18	$17,910	$—
140,000	AUD	109,711	USD	RBC	02/07/18	3,096	—
115,000	AUD	90,059	USD	BCLY	02/07/18	2,603	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

110,000	AUD	86,070	USD	JPM	02/07/18	$2,564	$—
95,000	AUD	74,306	USD	BCLY	02/07/18	2,241	—
140,000	AUD	111,430	USD	JPM	02/07/18	1,377	—
45,000	AUD	35,091	USD	SCB	02/07/18	1,168	—
45,000	AUD	35,250	USD	BCLY	02/07/18	1,009	—
40,000	AUD	31,371	USD	SCB	02/07/18	860	—
60,000	AUD	47,793	USD	CBK	02/07/18	553	—
30,000	AUD	23,626	USD	SCB	02/07/18	547	—
25,000	AUD	19,643	USD	TDB	02/07/18	501	—
20,000	AUD	15,676	USD	CBK	02/07/18	440	—
40,000	AUD	32,006	USD	CIBC	02/07/18	225	—
15,000	AUD	11,964	USD	BCLY	02/07/18	123	—
20,000	AUD	16,145	USD	DEUT	02/07/18	—	(30)
20,000	AUD	16,191	USD	BCLY	02/07/18	—	(76)
510,000	AUD	411,642	USD	BNP	02/07/18	—	(705)
315,000	AUD	254,941	USD	BNP	02/07/18	—	(1,127)
315,000	AUD	254,971	USD	BCLY	02/07/18	—	(1,157)
29,000	AUD	23,400	USD	SCB	02/28/18	—	(35)
4,689,000	AUD	3,794,428	USD	CBA	02/28/18	—	(16,501)
3,490,000	BRL	1,084,289	USD	BCLY	02/02/18	10,810	—
221,000	BRL	66,470	USD	GSC	02/02/18	2,876	—
325,000	BRL	99,306	USD	DEUT	02/02/18	2,673	—
195,000	BRL	58,523	USD	DEUT	02/02/18	2,664	—
155,000	BRL	47,456	USD	GSC	02/02/18	1,180	—
90,000	BRL	27,143	USD	MSC	02/02/18	1,098	—
115,000	BRL	35,125	USD	DEUT	02/02/18	960	—
225,000	BRL	69,902	USD	JPM	02/02/18	699	—
90,000	BRL	27,806	USD	DEUT	02/02/18	434	—
90,000	BRL	27,852	USD	BOA	02/02/18	389	—
50,000	BRL	15,319	USD	BOA	02/02/18	370	—
45,000	BRL	13,895	USD	GSC	02/02/18	225	—
30,000	BRL	9,215	USD	DEUT	02/02/18	198	—
25,000	BRL	7,708	USD	GSC	02/02/18	137	—
40,000	BRL	12,432	USD	GSC	02/02/18	120	—
25,000	BRL	7,800	USD	GSC	02/02/18	44	—
25,000	BRL	7,802	USD	GSC	02/02/18	43	—
215,000	BRL	67,462	USD	GSC	02/02/18	2	—
40,000	BRL	12,649	USD	BCLY	02/02/18	—	(97)
75,000	BRL	23,716	USD	HSBC	02/02/18	—	(183)
120,000	BRL	37,946	USD	DEUT	02/02/18	—	(292)
182,000	BRL	57,551	USD	GSC	02/02/18	—	(443)
182,000	BRL	57,631	USD	DEUT	02/02/18	—	(523)
221,000	BRL	69,884	USD	DEUT	02/02/18	—	(538)
195,000	BRL	62,280	USD	BOA	02/02/18	—	(1,093)
245,000	BRL	78,224	USD	MSC	02/02/18	—	(1,348)
355,000	BRL	113,202	USD	MSC	02/02/18	—	(1,809)
965,000	BRL	305,148	USD	GSC	02/02/18	—	(2,349)
1,147,000	BRL	362,699	USD	GSC	02/02/18	—	(2,792)
3,490,000	BRL	1,103,592	USD	DEUT	02/02/18	—	(8,494)
3,831,000	BRL	1,211,422	USD	DEUT	02/02/18	—	(9,324)
5,000	BRL	1,568	USD	DEUT	03/02/18	—	(4)
50,000	BRL	15,650	USD	JPM	03/02/18	—	(8)
3,861,000	BRL	1,219,193	USD	DEUT	03/02/18	—	(11,271)
752,000	CAD	604,832	USD	BCLY	02/07/18	6,600	—
753,000	CAD	605,653	USD	BNP	02/07/18	6,592	—
145,000	CAD	115,694	USD	BCLY	02/07/18	2,202	—
165,000	CAD	131,971	USD	RBC	02/07/18	2,186	—
165,000	CAD	131,998	USD	TDB	02/07/18	2,159	—
95,000	CAD	75,964	USD	BCLY	02/07/18	1,279	—
115,000	CAD	92,401	USD	BNP	02/07/18	1,102	—
70,000	CAD	55,826	USD	UBS	02/07/18	1,089	—
75,000	CAD	60,008	USD	BCLY	02/07/18	972	—
60,000	CAD	47,889	USD	BCLY	02/07/18	895	—
45,000	CAD	35,922	USD	JPM	02/07/18	667	—
40,000	CAD	31,949	USD	TDB	02/07/18	574	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

50,000	CAD	40,112	USD	RBC	02/07/18	$542	$—
50,000	CAD	40,161	USD	TDB	02/07/18	492	—
70,000	CAD	56,427	USD	BCLY	02/07/18	489	—
95,000	CAD	76,759	USD	TDB	02/07/18	483	—
40,000	CAD	32,051	USD	CBK	02/07/18	472	—
50,000	CAD	40,221	USD	GSC	02/07/18	433	—
20,000	CAD	15,984	USD	GSC	02/07/18	277	—
45,000	CAD	36,319	USD	TDB	02/07/18	269	—
45,000	CAD	36,505	USD	UBS	02/07/18	83	—
15,000	CAD	12,175	USD	UBS	02/07/18	21	—
5,543,000	CAD	4,500,284	USD	BCLY	02/28/18	7,686	—
154,000	CAD	125,207	USD	GSC	02/28/18	37	—
20,000	CAD	16,215	USD	CBK	03/06/18	52	—
40,000	CAD	32,616	USD	GSC	03/06/18	—	(83)
140,000	CHF	143,594	USD	BCLY	02/07/18	6,903	—
60,000	CHF	61,683	USD	TDB	02/07/18	2,815	—
55,000	CHF	57,311	USD	BNP	02/07/18	1,813	—
50,000	CHF	52,181	USD	BCLY	02/07/18	1,568	—
25,000	CHF	25,778	USD	BCLY	02/07/18	1,096	—
20,000	CHF	20,546	USD	BCLY	02/07/18	954	—
15,000	CHF	15,611	USD	BCLY	02/07/18	514	—
395,000	CHF	424,110	USD	SSG	02/07/18	508	—
75,000	CHF	80,249	USD	BNP	02/07/18	374	—
90,000	CHF	96,662	USD	BCLY	02/07/18	86	—
2,261,000	CHF	2,396,432	USD	MSC	02/28/18	37,892	—
50,000	CHF	53,628	USD	BCLY	03/06/18	234	—
5,000	CHF	5,392	USD	GSC	03/06/18	—	(5)
21,000,000	CLP	34,602	USD	DEUT	02/07/18	229	—
11,800,000	CLP	19,349	USD	GSC	02/07/18	223	—
31,800,000	CLP	52,580	USD	DEUT	02/07/18	164	—
9,100,000	CLP	14,992	USD	BOA	02/07/18	101	—
7,100,000	CLP	11,678	USD	DEUT	02/07/18	99	—
12,800,000	CLP	21,147	USD	DEUT	02/07/18	84	—
12,000,000	CLP	19,833	USD	GSC	02/07/18	71	—
23,200,000	CLP	38,421	USD	GSC	02/07/18	59	—
7,500,000	CLP	12,391	USD	GSC	02/07/18	49	—
4,500,000	CLP	7,416	USD	BCLY	02/07/18	48	—
4,900,000	CLP	8,090	USD	GSC	02/07/18	38	—
19,800,000	CLP	32,828	USD	HSBC	02/07/18	13	—
7,200,000	CLP	11,932	USD	DEUT	02/07/18	10	—
16,400,000	CLP	27,272	USD	GSC	02/07/18	—	(70)
213,400,000	CLP	354,073	USD	GSC	02/07/18	—	(120)
180,653,000	CLP	302,131	USD	HSBC	02/28/18	—	(2,605)
41,900,000	CLP	69,688	USD	HSBC	03/06/18	—	(222)
2,363,000	CNH	354,485	USD	GSC	03/21/18	19,640	—
2,363,000	CNH	354,592	USD	GSC	03/21/18	19,533	—
410,000	CNH	62,034	USD	GSC	03/21/18	2,880	—
261,000	CNY	41,375	USD	JPM	02/28/18	27	—
282,449,000	COP	96,895	USD	MSC	02/07/18	2,592	—
65,614,000	COP	21,915	USD	HSBC	02/07/18	1,196	—
64,200,000	COP	21,443	USD	HSBC	02/07/18	1,170	—
67,400,000	COP	23,051	USD	GSC	02/07/18	690	—
147,400,000	COP	51,270	USD	DEUT	02/07/18	649	—
30,500,000	COP	10,668	USD	BCLY	02/07/18	75	—
21,100,000	COP	7,364	USD	HSBC	02/07/18	68	—
45,100,000	COP	15,869	USD	DEUT	02/07/18	17	—
65,600,000	COP	23,559	USD	HSBC	02/07/18	—	(453)
154,600,000	COP	55,229	USD	HSBC	02/07/18	—	(774)
174,862,000	COP	62,484	USD	MSC	02/28/18	—	(967)
24,700,000	COP	8,670	USD	GSC	03/06/18	16	—
58,100,000	COP	20,494	USD	HSBC	03/06/18	—	(63)
1,640,000	CZK	76,788	USD	CBK	02/07/18	3,798	—
700,000	CZK	33,079	USD	UBS	02/07/18	1,317	—
1,540,000	CZK	74,674	USD	UBS	02/07/18	998	—
190,000	CZK	8,889	USD	GSC	02/07/18	447	—
180,000	CZK	8,499	USD	UBS	02/07/18	346	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

230,000	CZK	11,232	USD	UBS	02/07/18	$69	$—
4,755,000	DKK	792,595	USD	DEUT	02/28/18	2,103	—
195,000	EUR	235,245	USD	CBK	02/07/18	6,965	—
340,000	EUR	415,680	USD	JPM	02/07/18	6,634	—
340,000	EUR	415,696	USD	JPM	02/07/18	6,618	—
65,000	EUR	78,000	USD	BCLY	02/07/18	2,736	—
85,000	EUR	103,314	USD	JPM	02/07/18	2,264	—
35,000	EUR	42,339	USD	TDB	02/07/18	1,134	—
30,000	EUR	36,190	USD	JPM	02/07/18	1,073	—
70,000	EUR	86,005	USD	CBK	02/07/18	942	—
30,000	EUR	36,487	USD	BCLY	02/07/18	776	—
45,000	EUR	55,299	USD	GSC	02/07/18	596	—
35,000	EUR	42,881	USD	BCLY	02/07/18	593	—
35,000	EUR	42,917	USD	BNP	02/07/18	556	—
15,000	EUR	18,093	USD	BCLY	02/07/18	539	—
10,000	EUR	12,057	USD	TDB	02/07/18	364	—
45,000	EUR	55,630	USD	BCLY	02/07/18	264	—
70,000	EUR	87,078	USD	BNP	02/07/18	—	(131)
135,000	EUR	168,001	USD	DEUT	02/07/18	—	(318)
80,000	EUR	99,895	USD	DEUT	02/07/18	—	(527)
75,000	EUR	93,825	USD	BCLY	02/07/18	—	(668)
1,612,000	EUR	2,005,812	USD	UBS	02/07/18	—	(3,547)
103,000	EUR	127,914	USD	CBK	02/28/18	192	—
448,000	EUR	557,618	USD	SSG	02/28/18	—	(422)
140,000	EUR	175,073	USD	SSG	02/28/18	—	(949)
22,000	EUR	27,445	USD	JPM	03/06/18	—	(70)
761,000	GBP	1,027,411	USD	JPM	02/07/18	53,384	—
314,000	GBP	424,997	USD	HSBC	02/07/18	20,955	—
282,000	GBP	380,393	USD	HSBC	02/07/18	20,112	—
218,000	GBP	295,177	USD	JPM	02/07/18	14,433	—
70,000	GBP	94,931	USD	JPM	02/07/18	4,485	—
65,000	GBP	88,031	USD	BCLY	02/07/18	4,284	—
45,000	GBP	60,939	USD	UBS	02/07/18	2,971	—
40,000	GBP	54,119	USD	UBS	02/07/18	2,690	—
40,000	GBP	54,179	USD	BCLY	02/07/18	2,631	—
30,000	GBP	40,685	USD	GSC	02/07/18	1,921	—
25,000	GBP	33,869	USD	GSC	02/07/18	1,637	—
15,000	GBP	20,340	USD	GSC	02/07/18	963	—
20,000	GBP	27,625	USD	GSC	02/07/18	780	—
15,000	GBP	20,675	USD	BCLY	02/07/18	628	—
33,000	GBP	46,281	USD	BNP	02/07/18	586	—
32,000	GBP	44,879	USD	BCLY	02/07/18	568	—
10,000	GBP	13,843	USD	BCLY	02/07/18	359	—
10,000	GBP	13,854	USD	TDB	02/07/18	349	—
30,000	GBP	42,259	USD	UBS	02/07/18	348	—
10,000	GBP	13,893	USD	BCLY	02/07/18	309	—
17,000	GBP	23,856	USD	JPM	02/07/18	288	—
5,000	GBP	6,849	USD	BCLY	02/07/18	252	—
5,000	GBP	6,987	USD	BNP	02/07/18	114	—
15,000	GBP	21,344	USD	BNP	02/07/18	—	(40)
5,000	GBP	7,151	USD	UBS	02/07/18	—	(50)
90,000	GBP	127,999	USD	BNP	02/07/18	—	(179)
674,000	GBP	961,623	USD	JPM	02/07/18	—	(4,388)
718,000	GBP	1,025,286	USD	JPM	02/07/18	—	(5,561)
136,000	GBP	193,091	USD	RBC	02/28/18	207	—
5,000	GBP	7,099	USD	GSC	02/28/18	7	—
15,000	GBP	21,355	USD	GSC	03/06/18	—	(30)
22,667,000	HKD	2,901,829	USD	BNP	02/28/18	—	(2,327)
11,000,000	HUF	42,411	USD	JPM	02/07/18	1,608	—
11,600,000	HUF	44,991	USD	JPM	02/07/18	1,428	—
5,000,000	HUF	19,360	USD	GSC	02/07/18	648	—
15,400,000	HUF	60,995	USD	GSC	02/07/18	631	—
5,100,000	HUF	19,792	USD	RBC	02/07/18	617	—
5,200,000	HUF	20,321	USD	UBS	02/07/18	488	—
4,500,000	HUF	17,579	USD	GSC	02/07/18	429	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

3,500,000	HUF	13,602	USD	UBS	02/07/18	$404	$—
13,500,000	HUF	53,668	USD	UBS	02/07/18	355	—
5,700,000	HUF	22,577	USD	JPM	02/07/18	232	—
2,300,000	HUF	8,984	USD	UBS	02/07/18	220	—
6,500,000	HUF	25,866	USD	GSC	02/07/18	145	—
2,800,000	HUF	11,083	USD	UBS	02/07/18	121	—
7,100,000	HUF	28,309	USD	GSC	02/07/18	103	—
1,900,000	HUF	7,528	USD	UBS	02/07/18	75	—
12,100,000	HUF	48,510	USD	UBS	02/07/18	—	(90)
12,300,000	HUF	49,418	USD	UBS	02/07/18	—	(197)
9,400,000	HUF	37,849	USD	GSC	03/06/18	—	(169)
24,904,000	HUF	100,151	USD	JPM	03/06/18	—	(321)
1,471,000,000	IDR	109,165	USD	HSBC	02/07/18	651	—
750,936,000	IDR	55,436	USD	DEUT	02/07/18	624	—
941,000,000	IDR	69,740	USD	JPM	02/07/18	509	—
767,000,000	IDR	56,815	USD	DEUT	02/07/18	445	—
388,000,000	IDR	28,856	USD	DEUT	02/07/18	110	—
305,000,000	IDR	22,678	USD	DEUT	02/07/18	91	—
365,000,000	IDR	27,172	USD	BOA	02/07/18	77	—
207,000,000	IDR	15,425	USD	GSC	02/07/18	29	—
99,000,000	IDR	7,429	USD	BCLY	02/07/18	—	(38)
165,000,000	IDR	12,370	USD	GSC	02/07/18	—	(52)
124,000,000	IDR	9,318	USD	GSC	02/07/18	—	(61)
476,000,000	IDR	35,755	USD	DEUT	02/07/18	—	(219)
1,972,000,000	IDR	147,837	USD	DEUT	02/07/18	—	(620)
3,080,005,000	IDR	230,972	USD	DEUT	02/28/18	—	(1,377)
4,025,936,000	IDR	300,960	USD	DEUT	03/06/18	—	(989)
80,000	ILS	23,246	USD	GSC	02/07/18	155	—
95,000	ILS	27,665	USD	GSC	02/07/18	125	—
185,000	ILS	54,018	USD	GSC	02/07/18	99	—
40,000	ILS	11,775	USD	CBK	02/07/18	—	(74)
175,000	ILS	51,575	USD	GSC	02/07/18	—	(383)
3,885,000	ILS	1,141,257	USD	CIBC	02/28/18	—	(3,719)
5,026,000	ILS	1,475,765	USD	RBS	02/28/18	—	(4,139)
30,000	ILS	8,838	USD	HSBC	03/06/18	—	(51)
115,000	ILS	33,759	USD	GSC	03/06/18	—	(77)
6,150,000	INR	96,058	USD	BOA	02/07/18	555	—
6,350,000	INR	99,358	USD	DEUT	02/07/18	396	—
1,510,000	INR	23,606	USD	DEUT	02/07/18	115	—
800,000	INR	12,500	USD	JPM	02/07/18	68	—
700,000	INR	10,949	USD	HSBC	02/07/18	47	—
26,300,000	INR	413,139	USD	BCLY	02/07/18	18	—
2,380,000	INR	37,407	USD	GSC	02/07/18	—	(18)
640,000	INR	10,077	USD	GSC	02/07/18	—	(23)
33,736,000	INR	528,190	USD	JPM	02/28/18	225	—
26,850,000	INR	420,385	USD	BOA	03/06/18	—	(133)
140,050,000	JPY	1,239,874	USD	JPM	02/07/18	43,474	—
69,766,000	JPY	617,045	USD	JPM	02/07/18	22,256	—
112,060,000	JPY	1,006,661	USD	JPM	02/07/18	20,201	—
55,799,000	JPY	493,574	USD	JPM	02/07/18	17,740	—
42,500,000	JPY	385,432	USD	BNP	02/07/18	4,017	—
42,500,000	JPY	385,435	USD	BCLY	02/07/18	4,014	—
14,300,000	JPY	127,603	USD	MSC	02/07/18	3,435	—
12,700,000	JPY	113,431	USD	UBS	02/07/18	2,946	—
4,900,000	JPY	43,337	USD	TDB	02/07/18	1,565	—
5,100,000	JPY	45,203	USD	RBC	02/07/18	1,531	—
5,500,000	JPY	49,014	USD	BCLY	02/07/18	1,386	—
5,500,000	JPY	49,611	USD	BCLY	02/07/18	788	—
2,000,000	JPY	17,762	USD	BCLY	02/07/18	565	—
5,400,000	JPY	48,918	USD	GSC	02/07/18	565	—
1,700,000	JPY	15,070	USD	CBK	02/07/18	508	—
1,500,000	JPY	13,267	USD	BCLY	02/07/18	478	—
4,000,000	JPY	36,185	USD	TDB	02/07/18	469	—
2,700,000	JPY	24,283	USD	BCLY	02/07/18	458	—
2,800,000	JPY	25,325	USD	SSG	02/07/18	333	—
2,000,000	JPY	18,088	USD	BCLY	02/07/18	239	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

800,000	JPY	7,184	USD	CBK	02/07/18	$147	$—
1,000,000	JPY	9,022	USD	CIBC	02/07/18	142	—
1,100,000	JPY	9,942	USD	SCB	02/07/18	138	—
800,000	JPY	7,237	USD	CBK	02/07/18	94	—
3,100,000	JPY	28,398	USD	DEUT	02/07/18	9	—
1,800,000	JPY	16,541	USD	CBK	02/07/18	—	(47)
4,700,000	JPY	43,217	USD	BCLY	02/07/18	—	(148)
8,900,000	JPY	81,777	USD	MSC	02/07/18	—	(222)
53,236,000	JPY	487,610	USD	RBC	02/28/18	761	—
2,200,000	JPY	20,293	USD	DEUT	03/06/18	—	(103)
36,750,000	KRW	34,326	USD	GSC	02/07/18	91	—
18,060,000	KRW	16,839	USD	DEUT	02/07/18	74	—
33,070,000	KRW	30,898	USD	DEUT	02/07/18	72	—
11,530,000	KRW	10,758	USD	BOA	02/07/18	40	—
13,330,000	KRW	12,484	USD	DEUT	02/07/18	—	—
23,880,000	KRW	22,364	USD	DEUT	02/07/18	—	—
49,720,000	KRW	46,589	USD	DEUT	02/07/18	—	(27)
14,620,000	KRW	13,719	USD	UBS	02/07/18	—	(28)
8,240,000	KRW	7,755	USD	BCLY	02/07/18	—	(38)
10,700,000	KRW	10,065	USD	GSC	02/07/18	—	(44)
20,560,000	KRW	19,356	USD	JPM	02/07/18	—	(102)
29,280,000	KRW	27,537	USD	BCLY	02/07/18	—	(116)
88,480,000	KRW	83,064	USD	BOA	02/07/18	—	(203)
54,310,000	KRW	51,086	USD	DEUT	02/07/18	—	(225)
54,820,000	KRW	51,667	USD	HSBC	02/07/18	—	(328)
56,720,000	KRW	53,530	USD	BOA	02/07/18	—	(412)
87,918,000	KRW	82,251	USD	JPM	02/28/18	112	—
7,840,000	KRW	7,306	USD	JPM	03/06/18	40	—
217,900,000	KZT	680,194	USD	GSC	02/28/18	—	(10,424)
1,390,000	MXN	70,184	USD	NOM	02/07/18	4,414	—
1,390,000	MXN	70,202	USD	NOM	02/07/18	4,397	—
1,190,000	MXN	61,339	USD	SSG	02/07/18	2,526	—
670,000	MXN	34,127	USD	UBS	02/07/18	1,830	—
2,150,000	MXN	113,897	USD	GSC	02/07/18	1,489	—
530,000	MXN	27,364	USD	JPM	02/07/18	1,080	—
450,000	MXN	23,139	USD	BCLY	02/07/18	1,012	—
430,000	MXN	22,234	USD	GSC	02/07/18	843	—
390,000	MXN	20,125	USD	GSC	02/07/18	806	—
1,100,000	MXN	58,471	USD	UBS	02/07/18	564	—
150,000	MXN	7,574	USD	GSC	02/07/18	476	—
160,000	MXN	8,256	USD	UBS	02/07/18	331	—
440,000	MXN	23,449	USD	BNP	02/07/18	165	—
160,000	MXN	8,465	USD	UBS	02/07/18	122	—
720,000	MXN	38,585	USD	JPM	02/07/18	56	—
220,000	MXN	11,786	USD	JPM	02/07/18	21	—
140,000	MXN	7,517	USD	GSC	02/07/18	—	(4)
1,320,000	MXN	71,547	USD	JPM	02/07/18	—	(705)
12,321,000	MXN	663,143	USD	BCLY	02/28/18	—	(4,169)
940,000	MXN	50,053	USD	BNP	03/06/18	170	—
190,000	MXN	10,118	USD	UBS	03/06/18	33	—
150,000	MXN	8,031	USD	GSC	03/06/18	—	(17)
140,000	MYR	34,904	USD	GSC	02/07/18	1,003	—
90,000	MYR	22,444	USD	GSC	02/07/18	639	—
80,000	MYR	19,916	USD	BCLY	02/07/18	602	—
330,000	MYR	84,040	USD	BCLY	02/07/18	598	—
30,000	MYR	7,506	USD	GSC	02/07/18	188	—
70,000	MYR	17,812	USD	BCLY	02/07/18	141	—
50,000	MYR	12,706	USD	BCLY	02/07/18	117	—
40,000	MYR	10,231	USD	BCLY	03/06/18	16	—
70,000	MYR	17,926	USD	BCLY	03/06/18	7	—
50,000	MYR	12,820	USD	BCLY	03/06/18	—	(10)
1,640,000	NOK	202,967	USD	MSC	02/07/18	9,821	—
1,440,000	NOK	177,129	USD	UBS	02/07/18	9,709	—
750,000	NOK	90,954	USD	JPM	02/07/18	6,357	—
330,000	NOK	40,717	USD	UBS	02/07/18	2,100	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

130,000	NOK	16,161	USD	UBS	02/07/18	$706	$—
90,000	NOK	11,144	USD	RBC	02/07/18	533	—
80,000	NOK	9,864	USD	BCLY	02/07/18	516	—
610,000	NOK	78,685	USD	CBK	02/07/18	462	—
190,000	NOK	24,293	USD	UBS	02/07/18	360	—
170,000	NOK	22,106	USD	BCLY	02/07/18	—	(48)
1,320,000	NOK	171,914	USD	BNP	02/07/18	—	(645)
860,000	NOK	112,274	USD	BCLY	02/07/18	—	(690)
19,009,000	NOK	2,450,861	USD	BCLY	02/28/18	17,029	—
230,000	NOK	29,859	USD	BCLY	03/06/18	8	—
180,000	NOK	23,472	USD	GSC	03/06/18	—	(98)
505,000	NZD	358,888	USD	BCLY	02/07/18	13,236	—
330,000	NZD	234,038	USD	BCLY	02/07/18	9,132	—
360,000	NZD	257,046	USD	MSC	02/07/18	8,231	—
100,000	NZD	72,367	USD	NOM	02/07/18	1,321	—
175,000	NZD	127,898	USD	GSC	02/07/18	1,056	—
35,000	NZD	24,929	USD	CSFB	02/07/18	862	—
75,000	NZD	54,549	USD	BCLY	02/07/18	717	—
25,000	NZD	17,728	USD	GSC	02/07/18	694	—
60,000	NZD	43,692	USD	SCB	02/07/18	521	—
15,000	NZD	10,667	USD	DEUT	02/07/18	386	—
30,000	NZD	21,947	USD	BCLY	02/07/18	159	—
30,000	NZD	22,080	USD	BNP	02/07/18	26	—
30,000	NZD	22,080	USD	BCLY	02/07/18	26	—
25,000	NZD	18,536	USD	DEUT	02/07/18	—	(114)
430,000	NZD	317,153	USD	BCLY	02/07/18	—	(294)
31,000	NZD	22,848	USD	GSC	02/28/18	—	(10)
40,000	NZD	29,322	USD	CBK	03/06/18	144	—
40,000	NZD	29,366	USD	BCLY	03/06/18	100	—
503,000	PEN	155,492	USD	MSC	02/07/18	868	—
250,000	PEN	77,280	USD	HSBC	02/07/18	434	—
633,000	PEN	197,012	USD	HSBC	02/28/18	—	(428)
753,000	PEN	234,073	USD	HSBC	03/06/18	—	(274)
1,100,000	PHP	21,401	USD	BOA	02/07/18	36	—
450,000	PHP	9,032	USD	BOA	02/07/18	—	(262)
1,130,000	PHP	22,366	USD	DEUT	02/07/18	—	(344)
1,740,000	PHP	34,280	USD	GSC	02/07/18	—	(371)
2,700,000	PHP	53,129	USD	BOA	02/07/18	—	(511)
1,000,000	PHP	20,072	USD	DEUT	02/07/18	—	(584)
8,182,000	PHP	160,557	USD	GSC	02/28/18	—	(1,258)
390,000	PHP	7,581	USD	DEUT	03/06/18	10	—
470,000	PLN	136,127	USD	GSC	02/07/18	4,372	—
110,000	PLN	31,433	USD	JPM	02/07/18	1,450	—
340,000	PLN	100,319	USD	UBS	02/07/18	1,318	—
70,000	PLN	20,095	USD	RBC	02/07/18	830	—
70,000	PLN	20,261	USD	UBS	02/07/18	664	—
120,000	PLN	35,238	USD	BCLY	02/07/18	634	—
80,000	PLN	23,529	USD	UBS	02/07/18	386	—
25,000	PLN	7,171	USD	CBK	02/07/18	303	—
30,000	PLN	8,684	USD	UBS	02/07/18	284	—
25,000	PLN	7,237	USD	BCLY	02/07/18	237	—
30,000	PLN	8,739	USD	UBS	02/07/18	229	—
35,000	PLN	10,255	USD	UBS	02/07/18	208	—
40,000	PLN	11,756	USD	BCLY	02/07/18	201	—
125,000	PLN	37,634	USD	BCLY	02/07/18	—	(267)
165,000	PLN	49,615	USD	UBS	02/07/18	—	(291)
2,674,000	PLN	799,390	USD	DEUT	02/28/18	67	—
215,000	PLN	64,519	USD	BCLY	03/06/18	—	(233)
15,948,000	RUB	275,791	USD	MSC	02/07/18	7,666	—
3,770,000	RUB	65,771	USD	GSC	02/07/18	1,236	—
2,500,000	RUB	43,245	USD	BOA	02/07/18	1,189	—
2,120,000	RUB	36,697	USD	DEUT	02/07/18	983	—
5,870,000	RUB	103,491	USD	BOA	02/07/18	841	—
1,860,000	RUB	32,489	USD	DEUT	02/07/18	570	—
6,740,000	RUB	119,335	USD	DEUT	02/07/18	460	—
1,020,000	RUB	17,742	USD	BOA	02/07/18	388	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

800,000	RUB	13,974	USD	DEUT	02/07/18	$245	$—
3,030,000	RUB	53,676	USD	BOA	02/07/18	179	—
1,540,000	RUB	27,194	USD	GSC	02/07/18	178	—
380,000	RUB	6,637	USD	GSC	02/07/18	117	—
360,000	RUB	6,349	USD	GSC	02/07/18	50	—
70,551,000	RUB	1,249,132	USD	GSC	02/28/18	1,437	—
620,000	RUB	10,952	USD	JPM	03/06/18	29	—
2,010,000	RUB	35,578	USD	GSC	03/06/18	23	—
63,786,000	SEK	7,829,231	USD	UBS	02/07/18	269,303	—
3,066,000	SEK	375,241	USD	JPM	02/07/18	14,031	—
1,282,000	SEK	156,533	USD	JPM	02/07/18	6,235	—
550,000	SEK	66,881	USD	BCLY	02/07/18	2,949	—
410,000	SEK	50,042	USD	JPM	02/07/18	2,013	—
290,000	SEK	35,528	USD	GSC	02/07/18	1,291	—
250,000	SEK	30,531	USD	RBC	02/07/18	1,210	—
6,339,000	SEK	803,698	USD	JPM	02/07/18	1,127	—
240,000	SEK	29,380	USD	BCLY	02/07/18	1,091	—
450,000	SEK	56,046	USD	JPM	02/07/18	1,088	—
900,000	SEK	113,495	USD	BNP	02/07/18	773	—
320,000	SEK	39,956	USD	BCLY	02/07/18	672	—
220,000	SEK	27,416	USD	BCLY	02/07/18	516	—
160,000	SEK	19,941	USD	BNP	02/07/18	373	—
70,000	SEK	8,613	USD	TDB	02/07/18	275	—
50,000	SEK	6,226	USD	TDB	02/07/18	122	—
220,000	SEK	27,974	USD	BNP	02/07/18	—	(42)
510,000	SEK	64,948	USD	UBS	02/07/18	—	(196)
88,756,000	SEK	11,227,694	USD	BCLY	02/28/18	56,422	—
510,000	SEK	65,069	USD	GSC	03/06/18	—	(199)
29,967,000	SEK	3,824,770	USD	TDB	03/06/18	—	(13,086)
253,000	SGD	190,417	USD	CBK	02/07/18	2,474	—
252,000	SGD	189,924	USD	MSC	02/07/18	2,205	—
55,000	SGD	41,461	USD	CBK	02/07/18	472	—
30,000	SGD	22,458	USD	SCB	02/07/18	415	—
25,000	SGD	18,720	USD	CBK	02/07/18	340	—
45,000	SGD	33,994	USD	JPM	02/07/18	315	—
43,000	SGD	32,539	USD	CBK	02/07/18	245	—
42,000	SGD	31,782	USD	CBK	02/07/18	239	—
15,000	SGD	11,256	USD	CBK	02/07/18	181	—
10,000	SGD	7,536	USD	BCLY	02/07/18	88	—
10,000	SGD	7,582	USD	JPM	02/07/18	42	—
1,947,000	SGD	1,489,511	USD	HSBC	02/28/18	—	(4,454)
60,000	SGD	45,841	USD	JPM	03/06/18	—	(71)
8,410,000	THB	261,221	USD	JPM	02/07/18	7,336	—
1,510,000	THB	46,880	USD	CBK	02/07/18	1,339	—
2,370,000	THB	74,578	USD	JPM	02/07/18	1,103	—
1,330,000	THB	41,491	USD	JPM	02/07/18	980	—
1,300,000	THB	40,763	USD	JPM	02/07/18	750	—
755,000	THB	23,407	USD	CBK	02/07/18	702	—
755,000	THB	23,407	USD	CBK	02/07/18	702	—
755,000	THB	23,413	USD	CBK	02/07/18	697	—
755,000	THB	23,414	USD	CBK	02/07/18	695	—
755,000	THB	23,422	USD	CBK	02/07/18	688	—
755,000	THB	23,422	USD	CBK	02/07/18	688	—
755,000	THB	23,422	USD	CBK	02/07/18	688	—
755,000	THB	23,425	USD	CBK	02/07/18	684	—
1,050,000	THB	32,854	USD	JPM	02/07/18	676	—
640,000	THB	20,047	USD	JPM	02/07/18	390	—
290,000	THB	9,000	USD	JPM	02/07/18	261	—
270,000	THB	8,407	USD	JPM	02/07/18	215	—
260,000	THB	8,153	USD	JPM	02/07/18	149	—
360,000	THB	11,416	USD	JPM	02/07/18	80	—
1,578,000	THB	50,428	USD	JPM	02/28/18	—	(13)
16,090,000	THB	514,584	USD	JPM	03/06/18	—	(451)
595,000	TRY	155,873	USD	HSBC	02/07/18	2,182	—
801,000	TRY	210,851	USD	JPM	02/07/18	1,926	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

335,000	TRY	87,367	USD	HSBC	02/07/18	$1,622	$—
265,000	TRY	69,361	USD	HSBC	02/07/18	1,033	—
280,000	TRY	73,924	USD	UBS	02/07/18	455	—
135,000	TRY	35,481	USD	UBS	02/07/18	381	—
109,000	TRY	28,693	USD	JPM	02/07/18	262	—
80,000	TRY	21,054	USD	GSC	02/07/18	197	—
75,000	TRY	19,839	USD	RBC	02/07/18	84	—
45,000	TRY	11,880	USD	BCLY	02/07/18	74	—
25,000	TRY	6,597	USD	UBS	02/07/18	44	—
45,000	TRY	12,005	USD	UBS	02/07/18	—	(51)
440,000	TRY	117,307	USD	HSBC	02/07/18	—	(426)
33,000	TRY	8,741	USD	RBS	02/28/18	—	(29)
211,000	TRY	55,768	USD	GSC	02/28/18	—	(65)
9,670,000	TWD	326,844	USD	BCLY	02/07/18	5,030	—
5,330,000	TWD	181,169	USD	DEUT	02/07/18	1,756	—
185,000	TWD	6,275	USD	UBS	02/07/18	75	—
8,263,000	TWD	283,981	USD	JPM	02/27/18	—	(166)
265,000	TWD	9,122	USD	DEUT	03/06/18	—	(15)
11,590,000	TWD	399,173	USD	BCLY	03/06/18	—	(900)
40,441	USD	50,000	AUD	SCB	02/07/18	153	—
20,236	USD	25,000	AUD	BCLY	02/07/18	92	—
40,353	USD	50,000	AUD	JPM	02/07/18	65	—
12,012	USD	15,000	AUD	CBK	02/07/18	—	(74)
11,935	USD	15,000	AUD	BCLY	02/07/18	—	(152)
15,962	USD	20,000	AUD	CBK	02/07/18	—	(153)
32,001	USD	40,000	AUD	SCB	02/07/18	—	(229)
11,755	USD	15,000	AUD	CBK	02/07/18	—	(332)
47,916	USD	60,000	AUD	BCLY	02/07/18	—	(430)
128,312	USD	160,000	AUD	BNP	02/07/18	—	(610)
19,530	USD	25,000	AUD	BCLY	02/07/18	—	(614)
35,502	USD	45,000	AUD	BCLY	02/07/18	—	(757)
35,426	USD	45,000	AUD	BCLY	02/07/18	—	(833)
39,370	USD	50,000	AUD	NOM	02/07/18	—	(918)
87,701	USD	110,000	AUD	GSC	02/07/18	—	(932)
39,303	USD	50,000	AUD	TDB	02/07/18	—	(985)
35,271	USD	45,000	AUD	CBK	02/07/18	—	(988)
103,200	USD	130,000	AUD	MSC	02/07/18	—	(1,549)
50,758	USD	65,000	AUD	SCB	02/07/18	—	(1,617)
62,783	USD	80,000	AUD	CIBC	02/07/18	—	(1,678)
102,015	USD	130,000	AUD	BCLY	02/07/18	—	(2,734)
449,381	USD	562,000	AUD	BCLY	02/07/18	—	(3,456)
450,182	USD	563,000	AUD	BNP	02/07/18	—	(3,461)
695,133	USD	885,000	AUD	MSC	02/07/18	—	(17,964)
475,012	USD	587,000	AUD	CBA	02/28/18	2,066	—
64,771	USD	80,000	AUD	GSC	03/06/18	316	—
24,268	USD	30,000	AUD	DEUT	03/06/18	97	—
8,088	USD	10,000	AUD	BCLY	03/06/18	31	—
1,222,609	USD	3,861,000	BRL	DEUT	02/02/18	11,098	—
1,103,592	USD	3,490,000	BRL	BCLY	02/02/18	8,494	—
202,378	USD	640,000	BRL	MSC	02/02/18	1,558	—
105,932	USD	335,000	BRL	BOA	02/02/18	815	—
71,148	USD	225,000	BRL	JPM	02/02/18	548	—
69,884	USD	221,000	BRL	GSC	02/02/18	538	—
57,551	USD	182,000	BRL	DEUT	02/02/18	443	—
7,823	USD	25,000	BRL	HSBC	02/02/18	—	(22)
7,784	USD	25,000	BRL	HSBC	02/02/18	—	(61)
7,723	USD	25,000	BRL	HSBC	02/02/18	—	(122)
15,453	USD	50,000	BRL	MSC	02/02/18	—	(236)
12,277	USD	40,000	BRL	BCLY	02/02/18	—	(274)
18,413	USD	60,000	BRL	GSC	02/02/18	—	(414)
32,298	USD	105,000	BRL	DEUT	02/02/18	—	(649)
113,785	USD	365,000	BRL	GSC	02/02/18	—	(745)
191,618	USD	620,000	BRL	DEUT	02/02/18	—	(2,926)
376,564	USD	1,252,000	BRL	GSC	02/02/18	—	(16,291)
57,470	USD	182,000	BRL	DEUT	03/02/18	531	—
663,279	USD	815,000	CAD	BCLY	02/07/18	623	—

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

16,207	USD	20,000	CAD	JPM	02/07/18	$—	$(54)
40,544	USD	50,000	CAD	BCLY	02/07/18	—	(109)
16,122	USD	20,000	CAD	GSC	02/07/18	—	(140)
44,572	USD	55,000	CAD	UBS	02/07/18	—	(147)
12,020	USD	15,000	CAD	BCLY	02/07/18	—	(176)
16,070	USD	20,000	CAD	BCLY	02/07/18	—	(191)
20,131	USD	25,000	CAD	BOA	02/07/18	—	(195)
16,045	USD	20,000	CAD	BCLY	02/07/18	—	(217)
32,151	USD	40,000	CAD	RBC	02/07/18	—	(372)
32,112	USD	40,000	CAD	BCLY	02/07/18	—	(411)
32,110	USD	40,000	CAD	BCLY	02/07/18	—	(413)
48,347	USD	60,000	CAD	RBC	02/07/18	—	(437)
52,356	USD	65,000	CAD	RBC	02/07/18	—	(493)
31,971	USD	40,000	CAD	JPM	02/07/18	—	(552)
44,162	USD	55,000	CAD	BNP	02/07/18	—	(558)
267,740	USD	330,000	CAD	BNP	02/07/18	—	(575)
153,892	USD	190,000	CAD	BNP	02/07/18	—	(592)
31,779	USD	40,000	CAD	RBC	02/07/18	—	(744)
47,908	USD	60,000	CAD	NOM	02/07/18	—	(876)
71,755	USD	90,000	CAD	JPM	02/07/18	—	(1,422)
7,106,438	USD	8,753,000	CAD	BCLY	02/28/18	—	(12,137)
16,231	USD	20,000	CAD	BCLY	03/06/18	—	(36)
36,429	USD	35,000	CHF	TDB	02/07/18	—	(1,195)
25,484	USD	25,000	CHF	BCLY	02/07/18	—	(1,390)
46,896	USD	45,000	CHF	BCLY	02/07/18	—	(1,479)
72,767	USD	70,000	CHF	GSC	02/07/18	—	(2,481)
66,697	USD	65,000	CHF	RBC	02/07/18	—	(3,177)
206,346	USD	195,000	CHF	BNP	02/07/18	—	(3,275)
132,742	USD	127,000	CHF	BCLY	02/07/18	—	(3,780)
133,791	USD	128,000	CHF	BNP	02/07/18	—	(3,806)
87,185	USD	85,000	CHF	BCLY	02/07/18	—	(4,188)
154,642	USD	150,000	CHF	BCLY	02/07/18	—	(6,605)
103,155	USD	96,000	CHF	JPM	02/28/18	—	(204)
588,435	USD	555,000	CHF	JPM	02/28/18	—	(9,110)
5,784,930	USD	5,458,000	CHF	MSC	02/28/18	—	(91,470)
424,956	USD	395,000	CHF	SSG	03/06/18	—	(552)
143,740	USD	86,100,000	CLP	BOA	02/07/18	931	—
104,250	USD	62,800,000	CLP	DEUT	02/07/18	87	—
8,672	USD	5,200,000	CLP	BCLY	02/07/18	47	—
10,381	USD	6,300,000	CLP	BOA	02/07/18	—	(69)
7,557	USD	4,600,000	CLP	HSBC	02/07/18	—	(73)
32,498	USD	19,700,000	CLP	HSBC	02/07/18	—	(178)
31,780	USD	19,300,000	CLP	MSC	02/07/18	—	(232)
46,584	USD	28,300,000	CLP	BCLY	02/07/18	—	(355)
52,537	USD	32,100,000	CLP	DEUT	02/07/18	—	(705)
193,390	USD	117,900,000	CLP	DEUT	02/07/18	—	(2,164)
1,056,997	USD	632,010,000	CLP	HSBC	02/28/18	9,113	—
17,289	USD	10,438,000	CLP	JPM	02/28/18	—	(18)
15,666	USD	9,500,000	CLP	JPM	03/06/18	—	(84)
33,595	USD	212,000	CNH	GSC	03/21/18	30	—
708,680	USD	4,497,000	CNY	BCLY	02/28/18	—	(4,653)
23,399	USD	67,600,000	COP	BOA	02/07/18	—	(412)
94,579	USD	270,400,000	COP	MSC	02/07/18	—	(665)
30,784	USD	89,600,000	COP	DEUT	02/07/18	—	(776)
27,559	USD	81,300,000	COP	BOA	02/07/18	—	(1,077)
49,195	USD	143,400,000	COP	GSC	02/07/18	—	(1,315)
41,915	USD	850,000	CZK	UBS	02/07/18	148	—
29,931	USD	610,000	CZK	UBS	02/07/18	—	(43)
9,760	USD	200,000	CZK	UBS	02/07/18	—	(68)
7,226	USD	150,000	CZK	UBS	02/07/18	—	(145)
6,619	USD	140,000	CZK	UBS	02/07/18	—	(260)
15,174	USD	320,000	CZK	UBS	02/07/18	—	(551)
14,808	USD	300,000	CZK	GSC	03/06/18	45	—
45,275	USD	271,000	DKK	HSBC	02/28/18	—	(17)
74,345	USD	60,000	EUR	BNP	02/07/18	—	(181)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

12,235	USD	10,000	EUR	BCLY	02/07/18	$—	$(186)
12,235	USD	10,000	EUR	TDB	02/07/18	—	(186)
18,378	USD	15,000	EUR	JPM	02/07/18	—	(253)
68,002	USD	55,000	EUR	DEUT	02/07/18	—	(313)
12,046	USD	10,000	EUR	BCLY	02/07/18	—	(375)
36,751	USD	30,000	EUR	JPM	02/07/18	—	(512)
24,099	USD	20,000	EUR	JPM	02/07/18	—	(743)
79,966	USD	65,000	EUR	BNP	02/07/18	—	(770)
79,965	USD	65,000	EUR	BCLY	02/07/18	—	(772)
29,927	USD	25,000	EUR	BCLY	02/07/18	—	(1,126)
42,237	USD	35,000	EUR	BCLY	02/07/18	—	(1,237)
35,841	USD	30,000	EUR	BCLY	02/07/18	—	(1,422)
42,011	USD	35,000	EUR	JPM	02/07/18	—	(1,463)
72,607	USD	60,000	EUR	JPM	02/07/18	—	(1,919)
59,730	USD	50,000	EUR	CBK	02/07/18	—	(2,375)
156,245	USD	130,000	EUR	JPM	02/07/18	—	(5,228)
257,902	USD	215,000	EUR	RBC	02/07/18	—	(9,149)
373,934	USD	311,000	EUR	JPM	02/07/18	—	(12,359)
1,626,795	USD	1,347,000	EUR	JPM	02/07/18	—	(46,314)
1,627,595	USD	1,348,000	EUR	CBK	02/07/18	—	(46,755)
1,625,025	USD	1,347,000	EUR	TDB	02/07/18	—	(48,083)
1,623,132	USD	1,347,000	EUR	MSC	02/07/18	—	(49,976)
99,664	USD	80,000	EUR	UBS	02/28/18	165	—
18,717	USD	15,000	EUR	BNP	02/28/18	60	—
202,713	USD	163,000	EUR	JPM	02/28/18	—	(16)
212,506	USD	171,000	EUR	SSG	02/28/18	—	(173)
25,441,154	USD	20,486,000	EUR	CBK	02/28/18	—	(38,098)
2,009,144	USD	1,612,000	EUR	UBS	03/06/18	3,328	—
99,857	USD	80,000	EUR	GSC	03/06/18	313	—
1,025,160	USD	718,000	GBP	CBK	02/07/18	5,436	—
797,839	USD	558,000	GBP	JPM	02/07/18	5,351	—
961,582	USD	674,000	GBP	CBK	02/07/18	4,347	—
50,073	USD	35,000	GBP	BCLY	02/07/18	365	—
28,374	USD	20,000	GBP	BNP	02/07/18	—	(31)
14,068	USD	10,000	GBP	BCLY	02/07/18	—	(135)
6,788	USD	5,000	GBP	TDB	02/07/18	—	(314)
13,564	USD	10,000	GBP	TDB	02/07/18	—	(638)
13,559	USD	10,000	GBP	GSC	02/07/18	—	(643)
13,534	USD	10,000	GBP	BCLY	02/07/18	—	(668)
27,619	USD	20,000	GBP	CBK	02/07/18	—	(786)
27,045	USD	20,000	GBP	GSC	02/07/18	—	(1,360)
48,166	USD	35,000	GBP	JPM	02/07/18	—	(1,542)
33,816	USD	25,000	GBP	BCLY	02/07/18	—	(1,690)
67,967	USD	50,000	GBP	BCLY	02/07/18	—	(3,045)
81,545	USD	60,000	GBP	RBC	02/07/18	—	(3,669)
100,974	USD	75,000	GBP	GSC	02/07/18	—	(5,543)
377,938	USD	275,000	GBP	BCLY	02/07/18	—	(12,625)
753,506	USD	551,000	GBP	HSBC	02/07/18	—	(29,040)
1,161,167	USD	858,000	GBP	BCLY	02/07/18	—	(57,390)
2,714,173	USD	2,003,000	GBP	JPM	02/07/18	—	(130,547)
13,017,423	USD	9,168,000	GBP	GSC	02/28/18	—	(13,142)
644,438	USD	453,000	GBP	SSG	03/06/18	411	—
42,432	USD	30,000	GBP	GSC	03/06/18	—	(219)
167,454	USD	1,309,000	HKD	BCLY	02/28/18	10	—
122,685	USD	30,300,000	HUF	UBS	02/07/18	1,433	—
99,976	USD	24,904,000	HUF	JPM	02/07/18	318	—
22,613	USD	5,600,000	HUF	UBS	02/07/18	203	—
46,577	USD	11,600,000	HUF	GSC	02/07/18	157	—
9,570	USD	2,400,000	HUF	UBS	02/07/18	—	(34)
7,928	USD	2,000,000	HUF	UBS	02/07/18	—	(76)
35,024	USD	8,800,000	HUF	GSC	02/07/18	—	(191)
8,572	USD	2,196,000	HUF	JPM	02/07/18	—	(215)
28,751	USD	7,300,000	HUF	GSC	02/07/18	—	(461)
17,938	USD	4,600,000	HUF	GSC	02/07/18	—	(470)
16,290	USD	4,200,000	HUF	GSC	02/07/18	—	(517)
33,179	USD	8,500,000	HUF	JPM	02/07/18	—	(836)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

50,569	USD	13,100,000	HUF	GSC	02/07/18	$—	$(1,853)
41,282	USD	10,300,000	HUF	JPM	03/06/18	—	(6)
143,094	USD	1,901,000,000	IDR	BOA	02/07/18	1,177	—
301,005	USD	4,025,936,000	IDR	DEUT	02/07/18	453	—
36,012	USD	480,000,000	IDR	DEUT	02/07/18	178	—
7,647	USD	102,000,000	IDR	HSBC	02/07/18	32	—
14,130	USD	189,000,000	IDR	BOA	02/07/18	21	—
19,165	USD	257,000,000	IDR	DEUT	02/07/18	—	(21)
46,371	USD	623,000,000	IDR	GSC	02/07/18	—	(138)
33,647	USD	453,000,000	IDR	DEUT	02/07/18	—	(172)
103,286	USD	1,383,000,000	IDR	DEUT	03/06/18	239	—
19,101	USD	65,000	ILS	CBK	02/07/18	86	—
8,828	USD	30,000	ILS	HSBC	02/07/18	52	—
23,410	USD	80,000	ILS	CBK	02/07/18	8	—
11,606	USD	40,000	ILS	CBK	02/07/18	—	(95)
49,545	USD	170,000	ILS	CBK	02/07/18	—	(184)
54,758	USD	190,000	ILS	CBK	02/07/18	—	(821)
1,184,194	USD	4,033,000	ILS	RBS	02/28/18	3,321	—
84,389	USD	288,000	ILS	GSC	02/28/18	62	—
47,046	USD	2,990,000	INR	UBS	02/07/18	75	—
41,536	USD	2,640,000	INR	BOA	02/07/18	63	—
103,080	USD	6,560,000	INR	JPM	02/07/18	26	—
13,667	USD	870,000	INR	GSC	02/07/18	—	—
9,575	USD	610,000	INR	DEUT	02/07/18	—	(8)
30,141	USD	1,920,000	INR	DEUT	02/07/18	—	(21)
421,706	USD	26,850,000	INR	BOA	02/07/18	—	(91)
37,344	USD	2,390,000	INR	DEUT	02/07/18	—	(202)
12,041,749	USD	768,384,000	INR	BOA	02/28/18	6,366	—
468,481	USD	50,900,000	JPY	BCLY	02/07/18	2,059	—
165,835	USD	18,000,000	JPY	BNP	02/07/18	892	—
76,152	USD	8,300,000	JPY	BCLY	02/07/18	95	—
22,912	USD	2,500,000	JPY	BNP	02/07/18	3	—
8,136	USD	900,000	JPY	BCLY	02/07/18	—	(111)
20,668	USD	2,300,000	JPY	BCLY	02/07/18	—	(408)
19,593	USD	2,200,000	JPY	BCLY	02/07/18	—	(567)
49,677	USD	5,500,000	JPY	BNP	02/07/18	—	(722)
24,863	USD	2,800,000	JPY	TDB	02/07/18	—	(795)
24,852	USD	2,800,000	JPY	CBK	02/07/18	—	(805)
49,393	USD	5,500,000	JPY	GSC	02/07/18	—	(1,006)
53,005	USD	5,900,000	JPY	BCLY	02/07/18	—	(1,060)
40,836	USD	4,600,000	JPY	GSC	02/07/18	—	(1,316)
118,325	USD	13,100,000	JPY	BNP	02/07/18	—	(1,717)
128,579	USD	14,300,000	JPY	BCLY	02/07/18	—	(2,459)
373,556	USD	41,319,000	JPY	JPM	02/07/18	—	(5,071)
498,793	USD	55,320,000	JPY	JPM	02/07/18	—	(8,132)
622,349	USD	68,904,000	JPY	JPM	02/07/18	—	(9,053)
625,046	USD	70,028,000	JPY	BCLY	02/07/18	—	(16,655)
624,922	USD	70,026,000	JPY	HSBC	02/07/18	—	(16,761)
624,832	USD	70,028,000	JPY	SSG	02/07/18	—	(16,870)
624,826	USD	70,028,000	JPY	JPM	02/07/18	—	(16,876)
994,749	USD	110,640,000	JPY	JPM	02/07/18	—	(19,100)
1,006,703	USD	112,040,000	JPY	JPM	02/07/18	—	(19,976)
12,489,917	USD	1,356,942,000	JPY	SSG	02/28/18	41,747	—
12,421,099	USD	1,356,943,000	JPY	BCLY	02/28/18	—	(27,080)
2,327,774	USD	252,958,000	JPY	SSG	03/06/18	6,303	—
10,127	USD	1,100,000	JPY	BCLY	03/06/18	32	—
42,212	USD	4,600,000	JPY	GSC	03/06/18	—	(3)
92,639	USD	98,460,000	KRW	JPM	02/07/18	432	—
47,083	USD	50,080,000	KRW	HSBC	02/07/18	183	—
20,690	USD	22,020,000	KRW	CSFB	02/07/18	68	—
36,139	USD	38,560,000	KRW	DEUT	02/07/18	27	—
89,921	USD	96,000,000	KRW	BOA	02/07/18	18	—
28,971	USD	31,040,000	KRW	BCLY	02/07/18	—	(97)
59,873	USD	64,100,000	KRW	DEUT	02/07/18	—	(156)
55,048	USD	59,000,000	KRW	DEUT	02/07/18	—	(206)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

60,286	USD	64,810,000	KRW	DEUT	02/07/18	$—	$(409)
2,309,660	USD	2,458,194,000	KRW	BOA	02/28/18	6,794	—
686,216	USD	731,170,000	KRW	UBS	02/28/18	1,247	—
30,911	USD	33,070,000	KRW	DEUT	03/06/18	—	(74)
119,485	USD	2,210,000	MXN	SSG	02/07/18	878	—
47,604	USD	880,000	MXN	UBS	02/07/18	376	—
43,147	USD	800,000	MXN	UBS	02/07/18	213	—
43,032	USD	800,000	MXN	BNP	02/07/18	98	—
13,924	USD	260,000	MXN	UBS	02/07/18	—	(30)
6,946	USD	130,000	MXN	GSC	02/07/18	—	(31)
8,010	USD	150,000	MXN	UBS	02/07/18	—	(40)
6,804	USD	130,000	MXN	UBS	02/07/18	—	(173)
19,604	USD	370,000	MXN	CBK	02/07/18	—	(253)
7,702	USD	150,000	MXN	GSC	02/07/18	—	(348)
48,742	USD	920,000	MXN	BNP	02/07/18	—	(633)
27,217	USD	520,000	MXN	JPM	02/07/18	—	(691)
19,952	USD	390,000	MXN	UBS	02/07/18	—	(979)
42,309	USD	820,000	MXN	HSBC	02/07/18	—	(1,698)
54,079	USD	1,060,000	MXN	NOM	02/07/18	—	(2,809)
225,891	USD	4,372,000	MXN	RBC	02/07/18	—	(8,746)
1,978,988	USD	36,769,000	MXN	BCLY	02/28/18	12,442	—
21,495	USD	402,000	MXN	SSG	02/28/18	—	(6)
49,017	USD	190,000	MYR	BCLY	02/07/18	286	—
12,836	USD	50,000	MYR	BCLY	02/07/18	12	—
15,384	USD	60,000	MYR	BCLY	02/07/18	—	(5)
66,639	USD	260,000	MYR	BCLY	02/07/18	—	(45)
19,903	USD	80,000	MYR	BCLY	02/07/18	—	(615)
37,684	USD	150,000	MYR	GSC	02/07/18	—	(788)
250,719	USD	985,000	MYR	BCLY	02/28/18	—	(1,680)
15,629	USD	120,000	NOK	BCLY	02/07/18	59	—
31,114	USD	240,000	NOK	JPM	02/07/18	—	(25)
7,665	USD	60,000	NOK	BCLY	02/07/18	—	(120)
7,547	USD	60,000	NOK	BCLY	02/07/18	—	(238)
12,724	USD	100,000	NOK	JPM	02/07/18	—	(251)
16,568	USD	130,000	NOK	BCLY	02/07/18	—	(299)
16,538	USD	130,000	NOK	BNP	02/07/18	—	(330)
22,895	USD	180,000	NOK	BCLY	02/07/18	—	(460)
38,265	USD	300,000	NOK	UBS	02/07/18	—	(659)
19,935	USD	160,000	NOK	JPM	02/07/18	—	(824)
17,327	USD	140,000	NOK	GSC	02/07/18	—	(838)
22,459	USD	180,000	NOK	BCLY	02/07/18	—	(896)
17,267	USD	140,000	NOK	BCLY	02/07/18	—	(898)
45,676	USD	360,000	NOK	GSC	02/07/18	—	(1,034)
19,511	USD	160,000	NOK	CBK	02/07/18	—	(1,249)
195,896	USD	1,520,000	NOK	BNP	02/07/18	—	(1,322)
32,320	USD	260,000	NOK	GSC	02/07/18	—	(1,415)
60,759	USD	480,000	NOK	GSC	02/07/18	—	(1,520)
137,371	USD	1,075,000	NOK	BCLY	02/07/18	—	(2,109)
137,367	USD	1,075,000	NOK	BNP	02/07/18	—	(2,113)
104,050	USD	820,000	NOK	JPM	02/07/18	—	(2,344)
54,635	USD	440,000	NOK	BCLY	02/07/18	—	(2,455)
56,929	USD	460,000	NOK	TDB	02/07/18	—	(2,756)
157,695	USD	1,280,000	NOK	GSC	02/07/18	—	(8,384)
73,656	USD	568,000	NOK	SSG	02/28/18	—	(86)
12,969	USD	100,000	NOK	UBS	03/06/18	—	(16)
189,233	USD	255,000	NZD	BNP	02/07/18	1,328	—
11,020	USD	15,000	NZD	CBK	02/07/18	—	(33)
7,315	USD	10,000	NZD	CIBC	02/07/18	—	(54)
10,965	USD	15,000	NZD	CBK	02/07/18	—	(89)
10,917	USD	15,000	NZD	TDB	02/07/18	—	(137)
18,235	USD	25,000	NZD	CBK	02/07/18	—	(187)
59,472	USD	81,000	NZD	JPM	02/07/18	—	(215)
40,182	USD	55,000	NZD	BCLY	02/07/18	—	(347)
117,527	USD	160,000	NZD	JPM	02/07/18	—	(374)
102,750	USD	140,000	NZD	BNP	02/07/18	—	(413)
17,964	USD	25,000	NZD	CBK	02/07/18	—	(458)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

154,170	USD	210,000	NZD	JPM	02/07/18	$—	$(574)
43,629	USD	60,000	NZD	BCLY	02/07/18	—	(584)
17,717	USD	25,000	NZD	CBK	02/07/18	—	(705)
28,693	USD	40,000	NZD	CBK	02/07/18	—	(782)
57,930	USD	80,000	NZD	BCLY	02/07/18	—	(1,020)
61,503	USD	85,000	NZD	BCLY	02/07/18	—	(1,131)
43,001	USD	60,000	NZD	BCLY	02/07/18	—	(1,211)
64,415	USD	90,000	NZD	UBS	02/07/18	—	(1,904)
134,279	USD	185,000	NZD	BCLY	02/07/18	—	(2,044)
693,857	USD	945,000	NZD	JPM	02/07/18	—	(2,495)
89,557	USD	125,000	NZD	TDB	02/07/18	—	(2,553)
122,371	USD	170,000	NZD	BCLY	02/07/18	—	(2,899)
78,123	USD	110,000	NZD	CSFB	02/07/18	—	(2,934)
125,563	USD	175,000	NZD	RBC	02/07/18	—	(3,391)
125,362	USD	175,000	NZD	JPM	02/07/18	—	(3,592)
749,996	USD	1,026,000	NZD	GSC	02/07/18	—	(6,043)
523,323	USD	728,000	NZD	GSC	02/07/18	—	(13,126)
1,248,347	USD	1,701,000	NZD	CBA	02/28/18	—	(4,763)
505,145	USD	683,000	NZD	BOA	03/06/18	2,013	—
22,193	USD	30,000	NZD	GSC	03/06/18	94	—
234,313	USD	753,000	PEN	HSBC	02/07/18	240	—
48,746	USD	2,430,000	PHP	GSC	02/07/18	1,391	—
24,464	USD	1,220,000	PHP	GSC	02/07/18	688	—
27,657	USD	1,390,000	PHP	DEUT	02/07/18	569	—
60,226	USD	3,080,000	PHP	DEUT	02/07/18	203	—
10,658	USD	550,000	PHP	JPM	03/06/18	—	(47)
21,351	USD	1,100,000	PHP	BOA	03/06/18	—	(59)
122,254	USD	405,000	PLN	UBS	02/07/18	1,185	—
64,506	USD	215,000	PLN	BCLY	02/07/18	236	—
13,437	USD	45,000	PLN	UBS	02/07/18	—	(15)
19,403	USD	65,000	PLN	BCLY	02/07/18	—	(28)
8,940	USD	30,000	PLN	UBS	02/07/18	—	(28)
13,414	USD	45,000	PLN	SCB	02/07/18	—	(38)
7,329	USD	25,000	PLN	UBS	02/07/18	—	(144)
7,217	USD	25,000	PLN	UBS	02/07/18	—	(256)
58,509	USD	200,000	PLN	CBK	02/07/18	—	(1,278)
27,081	USD	95,000	PLN	GSC	02/07/18	—	(1,317)
49,427	USD	170,000	PLN	JPM	02/07/18	—	(1,392)
57,025	USD	200,000	PLN	GSC	02/07/18	—	(2,762)
45,730	USD	153,000	PLN	JPM	02/28/18	—	(13)
929,134	USD	3,108,000	PLN	DEUT	02/28/18	—	(78)
6,003	USD	20,000	PLN	GSC	03/06/18	23	—
101,646	USD	5,680,000	RUB	BOA	02/07/18	691	—
57,184	USD	3,210,000	RUB	BOA	02/07/18	130	—
57,140	USD	3,210,000	RUB	BOA	02/07/18	86	—
7,690	USD	430,000	RUB	BOA	02/07/18	47	—
6,218	USD	350,000	RUB	DEUT	02/07/18	—	(3)
47,785	USD	2,690,000	RUB	GSC	02/07/18	—	(27)
9,562	USD	540,000	RUB	DEUT	02/07/18	—	(36)
15,417	USD	870,000	RUB	BOA	02/07/18	—	(46)
7,033	USD	400,000	RUB	BOA	02/07/18	—	(77)
22,960	USD	1,300,000	RUB	GSC	02/07/18	—	(146)
36,379	USD	2,080,000	RUB	DEUT	02/07/18	—	(591)
42,229	USD	2,420,000	RUB	GSC	02/07/18	—	(784)
26,874	USD	1,518,000	RUB	JPM	02/28/18	—	(34)
3,157,596	USD	178,341,000	RUB	GSC	02/28/18	—	(3,633)
27,240	USD	1,540,000	RUB	BCLY	03/06/18	—	(37)
3,818,182	USD	29,967,000	SEK	TDB	02/07/18	13,448	—
170,647	USD	1,340,000	SEK	BCLY	02/07/18	515	—
23,962	USD	189,000	SEK	JPM	02/07/18	—	(34)
15,200	USD	120,000	SEK	BCLY	02/07/18	—	(36)
69,390	USD	550,000	SEK	BCLY	02/07/18	—	(441)
24,949	USD	200,000	SEK	BNP	02/07/18	—	(444)
24,949	USD	200,000	SEK	BCLY	02/07/18	—	(444)
14,771	USD	120,000	SEK	BCLY	02/07/18	—	(465)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

210,292	USD	1,660,000	SEK	JPM	02/07/18	$—	$(469)
32,463	USD	260,000	SEK	GSC	02/07/18	—	(548)
15,793	USD	130,000	SEK	GSC	02/07/18	—	(712)
20,848	USD	170,000	SEK	BCLY	02/07/18	—	(736)
27,180	USD	220,000	SEK	BCLY	02/07/18	—	(752)
32,020	USD	260,000	SEK	JPM	02/07/18	—	(991)
39,567	USD	320,000	SEK	GSC	02/07/18	—	(1,062)
58,928	USD	480,000	SEK	JPM	02/07/18	—	(2,014)
75,401	USD	620,000	SEK	JPM	02/07/18	—	(3,317)
100,495	USD	820,000	SEK	CBK	02/07/18	—	(3,616)
202,738	USD	1,630,000	SEK	JPM	02/07/18	—	(4,214)
153,081	USD	1,250,000	SEK	UBS	02/07/18	—	(5,624)
1,058,616	USD	8,640,000	SEK	JPM	02/07/18	—	(38,354)
651,788	USD	5,122,000	SEK	GSC	02/28/18	596	—
28,161	USD	220,000	SEK	JPM	03/06/18	178	—
22,932	USD	30,000	SGD	SCB	02/07/18	60	—
85,435	USD	112,000	SGD	CBK	02/07/18	44	—
86,175	USD	113,000	SGD	CBK	02/07/18	22	—
11,378	USD	15,000	SGD	SCB	02/07/18	—	(58)
15,122	USD	20,000	SGD	JPM	02/07/18	—	(126)
7,480	USD	10,000	SGD	SCB	02/07/18	—	(144)
15,052	USD	20,000	SGD	GSC	02/07/18	—	(196)
18,798	USD	25,000	SGD	CBK	02/07/18	—	(262)
37,620	USD	50,000	SGD	SCB	02/07/18	—	(501)
26,776	USD	35,000	SGD	HSBC	02/28/18	80	—
86,242	USD	113,000	SGD	GSC	02/28/18	52	—
30,580	USD	40,000	SGD	GSC	03/06/18	67	—
513,926	USD	16,090,000	THB	JPM	02/07/18	123	—
41,811	USD	1,310,000	THB	JPM	02/07/18	—	(22)
30,314	USD	950,000	THB	JPM	02/07/18	—	(22)
9,533	USD	300,000	THB	JPM	02/07/18	—	(47)
23,241	USD	730,000	THB	JPM	02/07/18	—	(70)
6,905	USD	220,000	THB	JPM	02/07/18	—	(120)
6,886	USD	220,000	THB	JPM	02/07/18	—	(140)
10,002	USD	320,000	THB	JPM	02/07/18	—	(216)
6,473	USD	210,000	THB	JPM	02/07/18	—	(233)
15,230	USD	490,000	THB	JPM	02/07/18	—	(417)
37,257	USD	1,190,000	THB	JPM	02/07/18	—	(743)
55,218	USD	1,800,000	THB	JPM	02/07/18	—	(2,261)
874,936	USD	27,473,000	THB	JPM	02/28/18	—	(2,781)
21,739	USD	680,000	THB	JPM	03/06/18	10	—
93,737	USD	352,000	TRY	HSBC	02/07/18	232	—
41,366	USD	155,000	TRY	UBS	02/07/18	192	—
93,854	USD	353,000	TRY	HSBC	02/07/18	84	—
29,248	USD	110,000	TRY	UBS	02/07/18	28	—
6,573	USD	25,000	TRY	UBS	02/07/18	—	(68)
9,220	USD	35,000	TRY	UBS	02/07/18	—	(77)
10,791	USD	41,000	TRY	DEUT	02/07/18	—	(100)
6,537	USD	25,000	TRY	UBS	02/07/18	—	(104)
23,797	USD	90,000	TRY	GSC	02/07/18	—	(110)
17,121	USD	65,000	TRY	GSC	02/07/18	—	(146)
15,651	USD	60,000	TRY	GSC	02/07/18	—	(287)
23,449	USD	90,000	TRY	GSC	02/07/18	—	(459)
49,943	USD	190,000	TRY	CBK	02/07/18	—	(528)
36,115	USD	138,000	TRY	HSBC	02/07/18	—	(543)
49,557	USD	190,000	TRY	HSBC	02/07/18	—	(914)
104,545	USD	400,000	TRY	JPM	02/07/18	—	(1,710)
970,735	USD	3,665,000	TRY	RBS	02/28/18	3,193	—
44,878	USD	170,000	TRY	GSC	03/06/18	84	—
398,008	USD	11,590,000	TWD	BCLY	02/07/18	240	—
50,950	USD	1,480,000	TWD	DEUT	02/07/18	157	—
12,399	USD	360,000	TWD	DEUT	02/07/18	44	—
11,675	USD	340,000	TWD	BCLY	02/07/18	6	—
7,702	USD	225,000	TWD	DEUT	02/07/18	—	(20)
21,710	USD	640,000	TWD	GSC	02/07/18	—	(255)
18,613	USD	550,000	TWD	CSFB	02/07/18	—	(263)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

4,943,062	USD	143,287,000	TWD	BCLY	02/27/18	$21,483	$—
23,509	USD	280,000	ZAR	UBS	02/07/18	—	(102)
6,499	USD	80,000	ZAR	BOA	02/07/18	—	(247)
8,845	USD	110,000	ZAR	UBS	02/07/18	—	(431)
21,406	USD	260,000	ZAR	GSC	02/07/18	—	(518)
12,839	USD	160,000	ZAR	RBC	02/07/18	—	(653)
16,096	USD	200,000	ZAR	GSC	02/07/18	—	(769)
44,648	USD	540,000	ZAR	UBS	02/07/18	—	(887)
16,766	USD	210,000	ZAR	UBS	02/07/18	—	(942)
29,635	USD	370,000	ZAR	JPM	02/07/18	—	(1,565)
42,449	USD	530,000	ZAR	TDB	02/07/18	—	(2,243)
76,811	USD	940,000	ZAR	GSC	02/07/18	—	(2,454)
77,667	USD	960,000	ZAR	GSC	02/07/18	—	(3,285)
543,927	USD	6,720,000	ZAR	CBK	02/07/18	—	(22,733)
141,876	USD	1,690,000	ZAR	BCLY	03/06/18	—	(49)
23,251	USD	280,000	ZAR	GSC	03/06/18	—	(263)
770,000	ZAR	61,687	USD	TDB	02/07/18	3,243	—
850,000	ZAR	69,131	USD	GSC	02/07/18	2,545	—
510,000	ZAR	41,325	USD	GSC	02/07/18	1,680	—
340,000	ZAR	27,330	USD	JPM	02/07/18	1,340	—
250,000	ZAR	20,011	USD	GSC	02/07/18	1,070	—
240,000	ZAR	19,325	USD	GSC	02/07/18	913	—
190,000	ZAR	15,248	USD	GSC	02/07/18	773	—
590,000	ZAR	49,200	USD	UBS	02/07/18	552	—
583,000	ZAR	48,673	USD	GSC	02/07/18	489	—
583,000	ZAR	48,693	USD	GSC	02/07/18	468	—
583,000	ZAR	48,724	USD	GSC	02/07/18	437	—
720,000	ZAR	60,337	USD	UBS	02/07/18	377	—
935,000	ZAR	78,475	USD	GSC	02/07/18	368	—
140,000	ZAR	11,451	USD	BOA	02/07/18	354	—
581,000	ZAR	48,669	USD	GSC	02/07/18	324	—
160,000	ZAR	13,363	USD	JPM	02/07/18	129	—
935,000	ZAR	78,726	USD	GSC	02/07/18	117	—
1,690,000	ZAR	142,453	USD	BCLY	02/07/18	56	—
710,000	ZAR	59,946	USD	UBS	02/07/18	—	(76)
420,000	ZAR	34,990	USD	JPM	02/28/18	314	—
390,000	ZAR	32,689	USD	GSC	03/06/18	63	—
80,000	ZAR	6,658	USD	UBS	03/06/18	60	—

Total						$1,267,560	$(1,312,880)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate Index
CBOE	Chicago Board Options Exchange
CDX.NA.HY	Credit Derivatives North American High Yield
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SPX	Standard and Poor’s 500 Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

The Hartford Global All-Asset Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$16,862,720	$—	$16,862,720	$—
Corporate Bonds	9,424,669	—	9,424,669	—
Foreign Government Obligations	30,214,078	—	30,214,078	—
U.S. Government Agencies	11,135,953	—	11,135,953	—
U.S. Government Securities	9,581,376	—	9,581,376	—
Common Stocks
Argentina	51,160	51,160	—	—
Australia	3,458,195	609,392	2,848,803	—
Austria	2,395,278	921,649	1,473,629	—
Belgium	1,455,171	206,327	1,248,844	—
Bermuda	1,548,764	1,548,764	—	—
Brazil	124,986	124,986	—	—
British Virgin Islands	415,993	415,993	—	—
Canada	4,683,984	4,683,984	—	—
China	6,914,030	2,400,372	4,513,658	—
Colombia	1,816	1,816	—	—
Croatia	123,263	123,263	—	—
Czech Republic	409,081	—	409,081	—
Denmark	95,855	79,788	16,067	—
Egypt	675,626	—	675,626	—
Finland	637,643	579,059	58,584	—
France	8,898,158	341,658	8,556,500	—
Germany	3,307,787	65,263	3,242,524	—
Greece	3,018,304	2,603,527	414,777	—
Hong Kong	1,763,541	374,556	1,388,985	—
Iceland	3,440,400	3,440,400	—	—
India	16,626,968	4,604,539	12,022,429	—
Indonesia	447,801	385,626	62,175	—
Ireland	3,728,621	2,762,636	965,985	—
Israel	494,058	180,330	313,728	—
Italy	3,422,327	573,790	2,848,537	—
Japan	23,660,419	749,734	22,910,685	—
Jersey	640,061	—	640,061	—
Luxembourg	214,264	214,264	—	—
Malaysia	253,762	45,262	208,500	—
Mauritius	558,286	—	558,286	—
Mexico	97,465	97,465	—	—
Netherlands	3,629,150	1,562,399	2,066,751	—
New Zealand	1,062,585	383,839	678,746	—
Norway	578,618	496,741	81,877	—
Philippines	39,386	18,417	20,969	—
Portugal	767,200	—	767,200	—
Romania	206,634	206,634	—	—
Russia	132,595	29,030	103,565	—
Singapore	649,670	176,545	473,125	—
South Africa	591,902	18,983	572,919	—
South Korea	4,844,502	1,693,800	3,150,702	—
Spain	1,454,276	293,689	1,160,587	—
Sweden	1,186,837	539,517	647,320	—
Switzerland	2,867,057	518,458	2,348,599	—
Taiwan	6,058,431	753,740	5,304,691	—
Thailand	51,088	51,088	—	—
Turkey	3,528	—	3,528	—
United Arab Emirates	11,394	11,394	—	—
United Kingdom	8,343,165	2,740,598	5,602,567	—
United States	56,616,742	55,830,130	786,612	—
Convertible Bonds	897,665	—	897,665	—
Exchange-Traded Funds	22,088,427	22,041,127	47,300	—
Preferred Stocks	665,418	65,918	312,265	287,235
Convertible Preferred Stocks	844,740	844,740	—	—

The Hartford Global All-Asset Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Warrants	$244,682	$10,972	$233,710	$—
Short-Term Investments	13,305,118	13,305,118	—	—
Purchased Options	1,496,612	836,091	660,521	—
Foreign Currency Contracts(2)	1,267,560	—	1,267,560	—
Futures Contracts(2)	153,753	153,753	—	—
Swaps - Credit Default(2)	234,144	—	234,144	—
Swaps - Interest Rate(2)	120,416	—	120,416	—
Swaps - Total Return(2)	303	—	303	—

Total	$301,195,461	$130,768,324	$170,139,902	$287,235

Liabilities
Foreign Currency Contracts(2)	$(1,312,880)	$—	$(1,312,880)	$—
Futures Contracts(2)	(1,754,441)	(1,754,441)	—	—
Swaps - Credit Default(2)	(126,083)	—	(126,083)	—
Swaps - Total Return(2)	(1,235)	—	(1,235)	—
TBA Sale Commitments	(9,334,750)	—	(9,334,750)	—
Written Options	(318,039)	(241,890)	(76,149)	—

Total	$(12,847,428)	$(1,996,331)	$(10,851,097)	$—

(1) For the period ended January 31, 2018, investments valued at $934,710 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $5,879,726 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Capital Appreciation Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.6%
	Automobiles & Components - 1.7%
18,946	Aptiv plc	$1,797,596
1,903,643	Chongqing Changan Automobile Co., Ltd. Class B	2,151,215
22,091	Daimler AG	2,023,242
114,266	General Motors Co.	4,846,021
339,599	GKN plc	2,038,312
32,906	Magna International, Inc.	1,879,655
79,170	Mazda Motor Corp.	1,115,165
12,797	Toyo Tire & Rubber Co., Ltd.	273,286
40,528	Valeo S.A.	3,191,121

		19,315,613

	Banks - 9.3%
282,055	Bank of America Corp.	9,025,760
865,248	Bank of Ireland Group plc*	8,443,592
84,218	Bank of Nova Scotia	5,597,828
34,763	BAWAG Group AG*(1)	2,024,204
107,671	BNP Paribas S.A.	8,892,954
2,738,000	China Construction Bank Corp. Class H	3,143,419
579,000	China Merchants Bank Co., Ltd. Class H	2,826,867
110,833	Citigroup, Inc.	8,698,174
66,010	Citizens Financial Group, Inc.	3,029,859
89,964	HDFC Bank Ltd.	2,931,791
281,089	HSBC Holdings plc	2,998,840
782,843	ICICI Bank Ltd.	4,330,895
181,438	ICICI Bank Ltd. ADR	1,992,189
4,231	Independent Bank Group, Inc.	303,574
104,746	IndusInd Bank Ltd.	2,883,356
97,560	ING Groep N.V.	1,915,616
192,185	Itau Unibanco Holding S.A. ADR	3,151,834
22,002	JP Morgan Chase & Co.	2,544,971
304,458	LIC Housing Finance Ltd.	2,556,091
341,000	Mitsubishi UFJ Financial Group, Inc.	2,578,426
28,641	PNC Financial Services Group, Inc.	4,525,851
32,236	Royal Bank of Canada	2,760,240
143,400	Sberbank of Russia PJSC ADR	2,889,958
410,012	State Bank of India	2,014,652
53,315	SunTrust Banks, Inc.	3,769,370
35,215	Toronto-Dominion Bank	2,142,103
203,166	UniCredit S.p.A.*	4,479,320
1,000	Union Bankshares Corp.	37,750
39,628	US Bancorp	2,264,344

		104,753,828

	Capital Goods - 7.2%
8,741	3M Co.	2,189,621
63,642	AerCap Holdings N.V.*	3,443,032
34,082	Airbus SE	3,919,383
40,124	Alstom S.A.	1,760,020
138,629	Assa Abloy AB Class B	3,072,935
85,344	Brenntag AG	5,540,368
74,389	Cie de Saint-Gobain	4,320,865
1,283,665	Cobham plc*	2,383,064
17,984	Deere & Co.	2,992,897
20,645	Fastenal Co.	1,134,649
10,657	General Dynamics Corp.	2,370,969
308,000	Hazama Ando Corp.	2,534,169
17,744	Honeywell International, Inc.	2,833,185
12,961	Illinois Tool Works, Inc.	2,250,937
86,800	Komatsu Ltd.	3,411,456
32,332	Legrand S.A.	2,689,950
173,172	Leonardo S.p.A.	2,090,121
198,151	Lithium Technology Corp., Escrow*(1)(2)(3)(4)	59,445
58,300	LIXIL Group Corp.	1,642,812

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

10,176	Lockheed Martin Corp.	$3,610,954
349,962	QinetiQ Group plc	1,023,103
9,550	Raytheon Co.	1,995,377
8,033	Rheinmetall AG	1,137,072
28,284	Safran S.A.	3,195,559
347,190	Sanwa Holdings Corp.	4,823,320
9,852	Schindler Holding AG	2,397,806
24,056	Schneider Electric SE*	2,253,982
108,360	Ultra Electronics Holdings plc	2,344,226
22,483	United Technologies Corp.	3,102,879
43,091	Vinci S.A.	4,657,222

		81,181,378

	Commercial & Professional Services - 1.6%
180,700	ADT, Inc.*	2,255,136
213,088	Atento S.A.	2,077,608
82,805	Experian plc	1,908,471
59,195	IHS Markit Ltd.*	2,825,377
2,210	Klarna Holding AB*(1)(2)(3)(4)	270,050
2,550	Nippon Kanzai Co., Ltd.	47,463
355,832	Prosegur Cia de Seguridad S.A.	2,958,271
111,132	RELX plc	2,459,336
173,258	Steelcase, Inc. Class A	2,694,162

		17,495,874

	Consumer Durables & Apparel - 3.4%
9,808	adidas AG	2,280,774
293,558	Glenveagh Properties plc*(1)	442,463
10,919,165	Global Brands Group Holding Ltd.*	946,999
262,300	Gree Electric Appliances, Inc. of Zhuhai Class A	2,331,760
49,761	Kaufman & Broad S.A.	2,596,627
107,867	Neinor Homes S.A.*(1)	2,476,159
107,300	Newell Brands, Inc.	2,837,012
192,617	NIKE, Inc. Class B	13,140,332
46,766	One Kings Lane, Inc., Escrow*(1)(2)(3)(4)	11,691
380,700	Samsonite International S.A.	1,649,790
66,600	Sony Corp.	3,194,207
48,555	Tapestry, Inc.	2,284,027
23,473	Under Armour, Inc. Class A*	325,336
332,362	Under Armour, Inc. Class C*	4,270,852

		38,788,029

	Consumer Services - 3.1%
12,676	Chipotle Mexican Grill, Inc.*	4,116,658
134,123	Compass Group plc	2,823,945
202,061	DraftKings, Inc.*(1)(2)(3)(4)	286,927
45,062	Hilton Worldwide Holdings, Inc.	3,859,560
717,136	Kroton Educacional S.A.	3,657,709
850,543	Ladbrokes Coral Group plc	2,049,100
45,843	Las Vegas Sands Corp.	3,553,749
25,991	McDonald’s Corp.	4,448,100
86,705	Melco Resorts & Entertainment Ltd. ADR	2,582,075
41,556	MGM Resorts International	1,514,716
28,271	New Oriental Education & Technology Group, Inc. ADR	2,603,476
110,295	OPAP S.A.	1,478,917
129,293	Parques Reunidos Servicios Centrales SAU(1)	2,253,752

		35,228,684

	Diversified Financials - 3.9%
39,195	American Express Co.	3,895,983
21,134	Amundi S.A.(1)	1,994,183
686,557	Anima Holding S.p.A.(1)	5,760,286
35,466	ASX Ltd.	1,560,570
12,364	Berkshire Hathaway, Inc. Class B*	2,650,594
38,614	Brookfield Asset Management, Inc. Class A	1,616,137
21,913	Capital One Financial Corp.	2,278,076
126,264	Cerved Information Solutions S.p.A.	1,779,260

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

44,762	Intercontinental Exchange, Inc.	$3,305,226
157,250	J2 Acquisition Ltd.*(1)	1,501,738
54,210	Ocelot Partners Ltd.*(1)	516,350
45,358	Synchrony Financial	1,799,806
53,106	TD Ameritrade Holding Corp.	2,962,784
581,010	UBS Group AG*	11,794,155

		43,415,148

	Energy - 3.7%
61,961	Anadarko Petroleum Corp.	3,720,758
80,472	Canadian Natural Resources Ltd.	2,748,119
14,281	Chevron Corp.	1,790,123
19,849	Cimarex Energy Co.	2,227,058
10,902	Concho Resources, Inc.*	1,716,411
17,518	Diamondback Energy, Inc.*	2,198,509
14,813	EOG Resources, Inc.	1,703,495
28,049	Exxon Mobil Corp.	2,448,678
75,974	Halliburton Co.	4,079,804
29,222	Hess Corp.	1,476,003
5,560,085	Hilong Holding Ltd.	1,159,957
91,408	Imperial Oil Ltd.	2,873,778
171,936	Kinder Morgan, Inc.	3,091,409
151,535	Laredo Petroleum, Inc.*	1,474,436
51,636	Lundin Petroleum AB*	1,288,257
127,123	Petroleo Brasileiro S.A. ADR*	1,698,363
57,007	Royal Dutch Shell plc Class A	1,998,588
96,767	Southwestern Energy Co.*	410,292
54,531	Tenaris S.A. ADR	1,908,585
125,624	WPX Energy, Inc.*	1,850,442

		41,863,065

	Food & Staples Retailing - 1.1%
13,866	Costco Wholesale Corp.	2,702,068
91,078	Kroger Co.	2,765,128
59,500	Seven & i Holdings Co., Ltd.	2,454,957
50,813	Walgreens Boots Alliance, Inc.	3,824,186

		11,746,339

	Food, Beverage & Tobacco - 5.0%
29,388	Altria Group, Inc.	2,067,152
80,042	British American Tobacco plc	5,470,604
446,451	C&C Group plc	1,671,188
25,825	Campbell Soup Co.	1,202,154
17,119	CJ CheilJedang Corp.	5,747,029
96,886	Coca-Cola Co.	4,610,805
150,845	Diageo plc	5,429,266
38,300	Ezaki Glico Co., Ltd.	1,954,434
34,654	Heineken N.V.	3,894,732
343,800	Kuala Lumpur Kepong Bhd	2,224,523
40,700	Mondelez International, Inc. Class A	1,807,080
62,656	Nestle S.A.	5,412,346
37,372	PepsiCo, Inc.	4,495,852
12,825	Pernod Ricard S.A.	2,042,905
19,230	Philip Morris International, Inc.	2,062,033
245,326	Treasury Wine Estates Ltd.	3,379,274
625,347	Vina Concha y Toro S.A.	1,394,097
684,217	Yantai Changyu Pioneer Wine Co., Ltd. Class B	1,823,669

		56,689,143

	Health Care Equipment & Services - 4.1%
31,671	Abbott Laboratories	1,968,669
10,487	Aetna, Inc.	1,959,181
37,409	Baxter International, Inc.	2,694,570
7,653	Becton Dickinson and Co.	1,859,220
42,722	Cardinal Health, Inc.	3,067,012
42,497	Danaher Corp.	4,304,096
21,352	Edwards Lifesciences Corp.*	2,702,736

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

41,983	Envision Healthcare Corp.*	$1,510,968
85,965	Hologic, Inc.*	3,670,706
74,075	Koninklijke Philips N.V.	3,019,278
22,741	McKesson Corp.	3,840,500
60,242	Medtronic plc	5,174,186
2,544,780	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,884,985
195,200	Sinopharm Group Co., Ltd. Class H	860,229
34,224	UnitedHealth Group, Inc.	8,103,559

		46,619,895

	Household & Personal Products - 2.0%
12,673	Clorox Co.	1,795,637
50,331	Colgate-Palmolive Co.	3,736,573
250,472	Coty, Inc. Class A	4,911,756
16,702	Kimberly-Clark Corp.	1,954,134
40,726	Procter & Gamble Co.	3,516,283
29,216	Reckitt Benckiser Group plc	2,821,391
61,310	Unilever N.V.	3,524,712

		22,260,486

	Insurance - 5.0%
48,460	Ageas	2,562,245
11,210	Allianz SE	2,835,303
18,802	Allstate Corp.	1,857,074
77,311	American International Group, Inc.	4,941,719
122,894	AXA S.A.	4,041,667
34,170	Chubb Ltd.	5,335,645
357,222	Lancashire Holdings Ltd.	3,337,386
24,228	Marsh & McLennan Cos., Inc.	2,023,523
87,081	MetLife, Inc.	4,185,984
242,000	Ping An Insurance Group Co. of China Ltd. Class H	2,850,272
94,679	Prudential plc	2,562,967
360,255	QBE Insurance Group Ltd.	3,123,314
18,408	RenaissanceRe Holdings Ltd.	2,340,393
104,200	T&D Holdings, Inc.	1,868,327
80,400	Tokio Marine Holdings, Inc.	3,801,463
19,929	Willis Towers Watson plc	3,198,007
89,534	XL Group Ltd.	3,298,433
8,005	Zurich Insurance Group AG	2,633,225

		56,796,947

	Materials - 5.4%
112,700	Anhui Conch Cement Co., Ltd. Class A	618,296
584,500	Anhui Conch Cement Co., Ltd. Class H	3,207,053
140,316	ArcelorMittal*	5,106,099
78,793	Ball Corp.	3,016,196
111,827	BillerudKorsnas AB	1,721,803
25,064	Celanese Corp. Series A	2,710,922
172,104	CRH plc	6,392,827
17,925	Ecolab, Inc.	2,467,914
277,125	First Quantum Minerals Ltd.	4,132,092
602,377	Gerdau S.A. ADR	2,698,649
485,618	Glencore plc*	2,783,268
41,027	International Paper Co.	2,578,957
34,605	KapStone Paper & Packaging Corp.	1,198,717
203,836	Klondex Mines Ltd.*	447,445
31,707	Packaging Corp. of America	3,983,350
21,521	PPG Industries, Inc.	2,555,188
22,484	Praxair, Inc.	3,630,941
18,184	Randgold Resources Ltd. ADR	1,839,494
46,000	Reliance Steel & Aluminum Co.	4,029,140
560,130	Sumitomo Osaka Cement Co., Ltd.	2,636,965
65,434	Taiheiyo Cement Corp.	2,776,957

		60,532,273

	Media - 0.8%
21,730	CJ E&M Corp.	1,836,856

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

36,076	DISH Network Corp. Class A*	$1,691,964
112,130	Nippon Television Holdings, Inc.	1,974,739
109,939	SES S.A.	1,715,602
18,066	Walt Disney Co.	1,963,232

		9,182,393

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
10,490	Allergan plc	1,890,927
27,826	AstraZeneca plc	1,931,492
176,319	AstraZeneca plc ADR	6,181,744
7,095	Biogen, Inc.*	2,467,712
154,600	Bristol-Myers Squibb Co.	9,677,960
9,600	Canopy Growth Corp.*	242,107
698,000	CSPC Pharmaceutical Group Ltd.	1,546,256
18,300	Eisai Co., Ltd.	1,041,470
60,308	Exact Sciences Corp.*	2,997,911
26,800	Five Prime Therapeutics, Inc.*	536,000
117,096	Hikma Pharmaceuticals plc	1,610,309
2,557	Hugel, Inc.*	1,351,753
14,253	Ionis Pharmaceuticals, Inc.*	748,568
33,630	Johnson & Johnson	4,647,330
70,473	Merck & Co., Inc.	4,175,525
89,048	Mylan N.V.*	3,815,707
56,287	Novartis AG	5,080,299
75,116	Pfizer, Inc.	2,782,297
2,085	Regeneron Pharmaceuticals, Inc.*	764,465
13,490	Roche Holding AG	3,333,029
39,600	Takeda Pharmaceutical Co., Ltd.	2,319,521
23,026	TESARO, Inc.*	1,553,334
16,282	Thermo Fisher Scientific, Inc.	3,648,959

		64,344,675

	Real Estate - 4.1%
65,145	Aedas Homes SAU*(1)	2,539,656
29,692	American Tower Corp. REIT	4,385,508
10,803	AvalonBay Communities, Inc. REIT	1,840,831
485,305	BR Malls Participacoes S.A.	1,957,366
52,888	CBRE Group, Inc. Class A, REIT*	2,416,453
1,402,420	Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,933,515
81,020	Daiwa House Industry Co., Ltd.	3,209,086
30,849	Equity Residential REIT	1,900,607
140,444	Grivalia Properties REIC A.E. REIT	1,621,624
805,581	Hibernia plc REIT	1,494,252
115,288	Host Hotels & Resorts, Inc. REIT	2,393,379
2,375,213	New South Resources Ltd.*	2,871,252
33,203	Nexity S.A.*	2,000,696
363,795	Oberoi Realty Ltd.	3,024,583
25,430	Prologis, Inc. REIT	1,655,747
24,788	Public Storage REIT	4,852,499
85,283	Realogy Holdings Corp.	2,346,135
18,149	Redfin Corp.*	368,425
10,364	Simon Property Group, Inc. REIT	1,693,167
72,280	STORE Capital Corp. REIT	1,771,583
1,485	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)(4)	76,938

		46,353,302

	Retailing - 1.7%
727,000	Allstar Co.*(1)(2)(3)(4)	145,400
1,280	Amazon.com, Inc.*	1,857,139
26,064	Dollar Tree, Inc.*	2,997,360
15,601	Expedia, Inc.	1,997,084
12,418	Home Depot, Inc.	2,494,776
5,968	Honest Co.*(1)(2)(3)(4)	105,514
5,907	JAND, Inc. Class A*(1)(2)(3)(4)	57,416
151,700	Lojas Renner S.A.	1,802,688
42,269	TJX Cos., Inc.	3,395,046

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

16,188	Tory Burch LLC*(1)(2)(3)(4)	$796,281
85,038	Vipshop Holdings Ltd. ADR*	1,405,678
19,463	Wayfair, Inc. Class A*	1,790,791

		18,845,173

	Semiconductors & Semiconductor Equipment - 3.8%
13,071	Broadcom Ltd.	3,242,000
67,099	KLA-Tencor Corp.	7,367,470
88,253	Marvell Technology Group Ltd.	2,058,942
28,117	Microchip Technology, Inc.	2,677,301
146,768	Micron Technology, Inc.*	6,416,697
13,270	NVIDIA Corp.	3,261,766
16,212	NXP Semiconductors N.V.*	1,950,628
114,273	QUALCOMM, Inc.	7,799,132
51,440	Silicon Motion Technology Corp. ADR	2,555,539
400,630	Taiwan Semiconductor Manufacturing Co., Ltd.	3,501,227
46,276	Teradyne, Inc.	2,121,292

		42,951,994

	Software & Services - 11.3%
31,022	Accenture plc Class A	4,985,235
13,513	Adobe Systems, Inc.*	2,699,357
36,173	Alibaba Group Holding Ltd. ADR*	7,389,782
11,566	Alliance Data Systems Corp.	2,968,530
7,024	Alphabet, Inc. Class C*	8,217,659
27,506	Amdocs Ltd.	1,881,410
24,842	Automatic Data Processing, Inc.	3,071,217
151,796	Birst, Inc. Escrow*(1)(2)(3)(4)	14,421
33,945	Capgemini SE	4,505,870
11,444	CoStar Group, Inc.*	3,960,883
191,800	DeNA Co., Ltd.	4,165,686
67,866	Descartes Systems Group, Inc.*	1,920,111
54,298	Facebook, Inc. Class A*	10,147,753
20,895	Fidelity National Information Services, Inc.	2,138,812
17,336	Fiserv, Inc.*	2,441,602
12,071	FleetCor Technologies, Inc.*	2,565,088
15,320	ForeScout Technologies, Inc.*(1)(2)(3)(4)	444,286
42,905	Genpact Ltd.	1,456,196
34,171	Global Payments, Inc.	3,819,634
25,700	Guidewire Software, Inc.*	2,041,865
176,525	Just Eat plc*	2,040,305
14,605	Mastercard, Inc. Class A	2,468,245
62,858	Microsoft Corp.	5,972,139
70,600	Nexon Co., Ltd.*	2,358,842
3,600	Nintendo Co., Ltd.	1,630,493
30,934	PayPal Holdings, Inc.*	2,639,289
53,012	salesforce.com, Inc.*	6,038,597
21,578	SAP SE	2,441,346
36,233	ServiceNow, Inc.*	5,394,007
49,600	Tencent Holdings Ltd.	2,930,737
49,325	Trade Desk, Inc. Class A*	2,391,276
28,813	Veracode, Inc. Escrow*(1)(2)(3)(4)	115,828
35,240	Verint Systems, Inc.*	1,471,270
35,386	Visa, Inc. Class A	4,396,003
24,960	Workday, Inc. Class A*	2,992,454
241,882	Yandex N.V. Class A*	9,368,090
39,492	Zillow Group, Inc. Class C*	1,755,814

		127,240,132

	Technology Hardware & Equipment - 2.7%
42,166	Acacia Communications, Inc.*	1,556,347
30,241	Apple, Inc.	5,063,251
153,000	Catcher Technology Co., Ltd.	1,750,239
516,000	Elite Material Co., Ltd.	1,812,150
187,546	Flex Ltd.*	3,377,703
64,669	Keysight Technologies, Inc.*	3,021,336
3,529	Samsung Electronics Co., Ltd.	8,248,430

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

39,563	Western Digital Corp.	$3,520,316
1,204,020	WPG Holdings Ltd.	1,641,367

		29,991,139

	Telecommunication Services - 2.0%
136,449	Hellenic Telecommunications Organization S.A.	2,143,014
187,405	KDDI Corp.	4,756,018
83,000	Nippon Telegraph & Telephone Corp.	3,974,429
645,700	Singapore Telecommunications Ltd.	1,745,953
65,800	SoftBank Group Corp.	5,467,184
542,000	Taiwan Mobile Co., Ltd.	2,073,493
542,035	Vodafone Group plc	1,727,917

		21,888,008

	Transportation - 3.8%
98,421	Canadian National Railway Co.	7,888,083
8,745	Canadian Pacific Railway Ltd.	1,619,176
71,087	CSX Corp.	4,035,609
83,955	Delta Air Lines, Inc.	4,766,125
24,853	DSV A/S	2,043,408
38,129	Genesee & Wyoming, Inc. Class A*	3,044,601
56,825	Hitachi Transport System Ltd.	1,477,196
68,100	Japan Airlines Co., Ltd.	2,573,328
13,059	JetBlue Airways Corp.*	272,411
99,365	Knight-Swift Transportation Holdings, Inc.	4,947,383
10,146	Kuehne + Nagel International AG	1,863,342
411,500	Localiza Rent a Car S.A.	3,329,714
42,230	United Parcel Service, Inc. Class B	5,376,724

		43,237,100

	Utilities - 3.2%
2,286,000	China Longyuan Power Group Corp. Ltd. Class H	1,668,596
180,200	Cia de Saneamento do Parana	3,286,699
29,134	Consolidated Edison, Inc.	2,341,208
29,714	Dominion Energy, Inc.	2,271,338
35,013	Duke Energy Corp.	2,748,520
838,000	Hong Kong & China Gas Co., Ltd.	1,655,158
899,271	Iberdrola S.A.	7,319,873
19,112	Iberdrola S.A.	154,431
330,387	National Grid plc	3,785,627
15,147	NextEra Energy, Inc.	2,399,588
805,993	NTPC Ltd.	2,157,425
447,380	Power Assets Holdings Ltd.	3,975,834
52,474	Xcel Energy, Inc.	2,394,913

		36,159,210

	Total Common Stocks (cost $950,871,239)	$1,076,879,828

Exchange-Traded Funds - 0.8%
	Other Investment Pools & Funds - 0.8%
124,169	iShares MSCI ACWI ETF	9,461,678

	Total Exchange-Traded Funds (cost $8,511,326)	$9,461,678

Preferred Stocks - 2.5%
	Automobiles & Components - 0.7%
35,272	Volkswagen AG	7,756,453

	Banks - 0.6%
429,100	Itau Unibanco Holding S.A.	7,038,533

	Commercial & Professional Services - 0.0%
15,711	Rubicon Global Holdings LLC Series C *(1)(2)(3)(4)	460,332

	Consumer Services - 0.1%
5,648	Airbnb, Inc. Series E *(1)(2)(3)(4)	593,040

	Real Estate - 0.2%
20,282	WeWork Companies, Inc. Class D-1 *(1)(2)(3)(4)	1,050,811

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

15,935	WeWork Companies, Inc. Class D-2 *(1)(2)(3)(4)		$825,592

			1,876,403

	Retailing - 0.1%
225,050	Coupang LLC *(1)(2)(3)(4)		1,120,096
13,190	JAND, Inc. Series D *(1)(2)(3)(4)		142,980

			1,263,076

	Software & Services - 0.8%
10,669	Dropbox, Inc. Series C *(1)(2)(3)(4)		156,941
243,469	Essence Group Holdings Corp. Series 3 *(1)(2)(3)(4)		469,895
5,988	General Assembly Space, Inc. Series D *(1)(2)(3)(4)		293,537
38,688	Lookout, Inc. Series F *(1)(2)(3)(4)		308,343
51,890	MarkLogic Corp. Series F *(1)(2)(3)(4)		508,522
249,735	Pinterest, Inc. Series G *(1)(2)(3)(4)		1,675,722
133,270	Uber Technologies, Inc. Series D *(1)(2)(3)(4)		4,677,777
160,709	Zuora, Inc. Series F *(1)(2)(3)(4)		856,579

			8,947,316

	Total Preferred Stocks (cost $20,193,377)		$27,935,153

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
13,926	Honest Co. Series C *(1)(2)(3)(4)		425,021

	Total Convertible Preferred Stocks (cost $376,800)		$425,021

Rights - 0.0%
	Banks - 0.0%
196,796	UniCredit S.p.A. Rights Expires 2/21/18*		976

	Total Rights (cost $—)		$976

Warrants - 0.0%
	Diversified Financials - 0.0%
159,200	J2 Acquisition Ltd. Expires 10/10/20*		78,008
54,210	Ocelot Partners Ltd. Expires 4/1/20*		32,526

	Total Warrants (cost $2,134)		$110,534

	Total Long-Term Investments (cost $979,954,876)		$1,114,813,190

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
15,574,352	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(5)		15,574,352

	Total Short-Term Investments (cost $15,574,352)		$15,574,352

	Total Investments (cost $995,529,228)	100.3%	$1,130,387,542
	Other Assets and Liabilities	(0.3)%	(3,561,463)

	Total Net Assets	100.0%	$1,126,826,079

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $35,458,176, which represented 3.1% of total net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $15,949,385, which represented 1.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $15,949,385, which represented 1.4% of total net assets.

The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities:

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
11/2015	ForeScout Technologies, Inc.	15,320	$309,717	$444,286
(5)	Current yield as of period end.

		Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
5,767,271	USD	645,590,000 JPY	CSFB	03/20/18	$—	$(162,937)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSFB	Credit Suisse First Boston Corp.

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

Hartford Global Capital Appreciation Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$19,315,613	$10,674,487	$8,641,126	$—
Banks	104,753,828	60,311,643	44,442,185	—
Capital Goods	81,181,378	29,330,667	51,791,266	59,445
Commercial & Professional Services	17,495,874	9,852,283	7,373,541	270,050
Consumer Durables & Apparel	38,788,029	28,144,019	10,632,319	11,691
Consumer Services	35,228,684	30,068,712	4,873,045	286,927
Diversified Financials	43,415,148	22,305,954	21,109,194	—
Energy	41,863,065	37,416,263	4,446,802	—
Food & Staples Retailing	11,746,339	9,291,382	2,454,957	—
Food, Beverage & Tobacco	56,689,143	25,401,458	31,287,685	—
Health Care Equipment & Services	46,619,895	40,855,403	5,764,492	—
Household & Personal Products	22,260,486	19,439,095	2,821,391	—
Insurance	56,796,947	30,518,164	26,278,783	—
Materials	60,532,273	40,395,104	20,137,169	—
Media	9,182,393	3,655,196	5,527,197	—
Pharmaceuticals, Biotechnology & Life Sciences	64,344,675	46,130,546	18,214,129	—
Real Estate	46,353,302	38,195,330	8,081,034	76,938
Retailing	18,845,173	17,740,562	—	1,104,611
Semiconductors & Semiconductor Equipment	42,951,994	39,450,767	3,501,227	—
Software & Services	127,240,132	106,592,318	20,073,279	574,535
Technology Hardware & Equipment	29,991,139	16,538,953	13,452,186	—
Telecommunication Services	21,888,008	4,216,507	17,671,501	—
Transportation	43,237,100	35,279,826	7,957,274	—
Utilities	36,159,210	17,754,122	18,405,088	—
Exchange-Traded Funds	9,461,678	9,461,678	—	—
Preferred Stocks	27,935,153	7,038,533	7,756,453	13,140,167
Convertible Preferred Stocks	425,021	—	—	425,021
Rights	976	976	—	—
Warrants	110,534	110,534	—	—
Short-Term Investments	15,574,352	15,574,352	—	—

Total	$1,130,387,542	$751,744,834	$362,693,323	$15,949,385

Liabilities
Foreign Currency Contracts(2)	$(162,937)	$—	$(162,937)	$—

Total	$(162,937)	$—	$(162,937)	$—

(1) For the period ended January 31, 2018 investments valued at $2,920,829 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $18,522,498 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor, investments valued at $920,663 were transferred out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2018:

Investments in Securities	Common Stocks	Convertible Preferred Stocks	Preferred Stocks	Total
Beginning balance	$2,212,798	$425,021	$16,546,289	$19,184,108
Accrued Discounts (Premiums)	-	-	-	-
Realized Gain (Loss)	91,272	-	612,969	704,241
Change in Unrealized Appreciation (Depreciation)	214,626	-	(1,939,989)	(1,725,363)
Net Purchases	-	-	-	-
Net Sales	(134,499)	-	(1,158,439)	(1,292,938)
Net Transfers in to Level 3	-	-	-	-
Net Transfers out of Level 3	-	-	(920,663)	(920,663)
Ending balance	$2,384,197	$ 425,021	$13,140,167	$15,949,385

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2018 was $(1,725,363).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Equity Income Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.3%
	Australia - 1.0%
307,602	Sydney Airport	$1,687,936

	Belgium - 1.2%
19,038	Anheuser-Busch InBev N.V.	2,156,232

	Canada - 1.2%
40,648	Nutrien Ltd.*	2,127,516

	China - 3.0%
2,631,000	China Longyuan Power Group Corp. Ltd. Class H	1,920,418
2,212,000	Jiangsu Expressway Co., Ltd. Class H	3,402,312

		5,322,730

	Finland - 1.0%
363,348	Nokia Oyj	1,752,625

	France - 4.1%
28,270	Nexity S.A.*	1,703,451
49,885	Total S.A.	2,892,328
9,873	Unibail-Rodamco SE REIT	2,531,288

		7,127,067

	Germany - 5.3%
44,976	Deutsche Post AG	2,124,415
238,703	E.ON SE	2,509,024
49,244	Innogy SE(1)	1,877,325
17,990	Siemens AG	2,730,955

		9,241,719

	Italy - 3.9%
119,542	Assicurazioni Generali S.p.A.	2,371,602
57,233	Banca Generali S.p.A.	2,143,786
601,343	Intesa Sanpaolo S.p.A.	2,362,758

		6,878,146

	Japan - 5.2%
455	Daito Trust Construction Co., Ltd.	79,745
43,192	Eisai Co., Ltd.	2,458,098
97,000	ITOCHU Corp.	1,908,638
116,700	NTT DOCOMO, Inc.	2,899,693
36,200	Tokio Marine Holdings, Inc.	1,711,604

		9,057,778

	Luxembourg - 3.0%
41,860	Millicom International Cellular S.A.	3,120,947
134,493	SES S.A.	2,098,767

		5,219,714

	Netherlands - 3.4%
131,770	ING Groep N.V.	2,587,338
95,914	Royal Dutch Shell plc Class B	3,402,306

		5,989,644

	Russia - 1.3%
111,800	Sberbank of Russia PJSC ADR	2,253,119

	Sweden - 1.9%
263,277	Nordea Bank AB	3,250,180

	Switzerland - 4.3%
15,758	Roche Holding AG	3,893,393
11,110	Zurich Insurance Group AG	3,654,608

		7,548,001

	Taiwan - 1.3%
196,000	Catcher Technology Co., Ltd.	2,242,137

	United Kingdom - 12.7%
45,722	AstraZeneca plc	3,173,711
14,829	AstraZeneca plc ADR	519,905

Hartford Global Equity Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

96,311	British American Tobacco plc	$6,582,536
448,693	BT Group plc	1,639,323
165,817	IG Group Holdings plc	1,820,651
128,778	National Grid plc	1,475,559
63,608	Persimmon plc	2,259,651
93,063	SSE plc	1,725,851
50,326	Unilever N.V.	2,904,923

		22,102,110

	United States - 43.5%
47,388	Bristol-Myers Squibb Co.	2,966,489
91,900	Brixmor Property Group, Inc. REIT	1,491,537
18,713	Caterpillar, Inc.	3,046,102
29,086	Chevron Corp.	3,645,930
89,704	Cisco Systems, Inc.	3,726,304
32,400	DowDuPont, Inc.	2,448,792
2,957	Dropbox, Inc. Class B*(1)(2)(3)(4)	39,091
36,412	Eaton Corp. plc	3,057,516
32,301	Edison International	2,019,781
94,284	Intel Corp.	4,538,832
89,980	International Paper Co.	5,656,143
34,891	JP Morgan Chase & Co.	4,035,842
81,600	Kinder Morgan, Inc.	1,467,168
43,500	L Brands, Inc.	2,178,915
21,600	LyondellBasell Industries N.V. Class A	2,588,544
26,500	Marsh & McLennan Cos., Inc.	2,213,280
45,629	Maxim Integrated Products, Inc.	2,783,369
78,100	Merck & Co., Inc.	4,627,425
41,970	MetLife, Inc.	2,017,498
38,023	Microsoft Corp.	3,612,565
81,400	Park Hotels & Resorts, Inc. REIT	2,353,274
22,700	Philip Morris International, Inc.	2,434,121
18,659	PNC Financial Services Group, Inc.	2,948,495
63,435	QUALCOMM, Inc.	4,329,439
27,209	Verizon Communications, Inc.	1,471,191
38,800	Wells Fargo & Co.	2,552,264
46,000	Weyerhaeuser Co. REIT	1,726,840

		75,976,747

	Total Common Stocks (cost $139,682,303)	$169,933,401

Warrants - 0.0%
	United States - 0.0%
1,471	Emergent Capital, Inc. Expires 4/11/19*(3)(4)	—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $139,682,303)	$169,933,401

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 2.3%
4,103,552	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(5)	4,103,552

	Total Short-Term Investments (cost $4,103,552)	$4,103,552

Hartford Global Equity Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments (cost $143,785,855)	99.6%	$174,036,953
Other Assets and Liabilities	0.4%	677,039

Total Net Assets	100.0%	$174,713,992

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $1,916,416, which represented 1.1% of total net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $39,091, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $39,091, which represented 0.0% of total net assets. At January 31, 2018, the aggregate value of these securities was $39,091, which represents 0.0% of total net assets.

(5)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Global Equity Income Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$1,687,936	$—	$1,687,936	$—
Belgium	2,156,232	—	2,156,232	—
Canada	2,127,516	2,127,516	—	—
China	5,322,730	—	5,322,730	—
Finland	1,752,625	—	1,752,625	—
France	7,127,067	—	7,127,067	—
Germany	9,241,719	—	9,241,719	—
Italy	6,878,146	—	6,878,146	—
Japan	9,057,778	—	9,057,778	—
Luxembourg	5,219,714	3,120,947	2,098,767	—
Netherlands	5,989,644	—	5,989,644	—
Russia	2,253,119	—	2,253,119	—
Sweden	3,250,180	—	3,250,180	—
Switzerland	7,548,001	—	7,548,001	—
Taiwan	2,242,137	—	2,242,137	—
United Kingdom	22,102,110	2,779,556	19,322,554	—
United States	75,976,747	75,937,656	—	39,091
Warrants	—	—	—	—
Short-Term Investments	4,103,552	4,103,552	—	—

Total	$174,036,953	$88,069,227	$85,928,635	$39,091

(1)	For the period ended January 31, 2018, there were no transfers from Level 1 to Level 2, investments valued at $2,676,943 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 59.0%
	Automobiles & Components - 0.2%
12,515	NOK Corp.	$291,962
11,730	Toyoda Gosei Co., Ltd.	312,172

		604,134

	Banks - 1.9%
56,995	Banca Popolare dell’Emilia Romagna SC	332,642
31,925	Bank of Ireland Group plc*	311,543
96,068	CaixaBank S.A.	518,202
54,197	HSBC Holdings plc	578,209
8,076	KB Financial Group, Inc.*	507,883
73,900	Mitsubishi UFJ Financial Group, Inc.	558,785
280,205	Mizuho Financial Group, Inc.	531,199
42,304	Standard Chartered plc*	492,217
13,395	Sumitomo Mitsui Financial Group, Inc.	603,257
12,060	Sumitomo Mitsui Trust Holdings, Inc.	502,165
127,008	Unicaja Banco S.A.*(1)	223,350
23,861	UniCredit S.p.A.*	526,077

		5,685,529

	Capital Goods - 2.3%
217	Acuity Brands, Inc.	33,514
7,917	Advanced Drainage Systems, Inc.	195,550
4,333	AGCO Corp.	314,662
2,141	Altra Industrial Motion Corp.	112,188
5,320	Arconic, Inc.	159,919
697	Beacon Roofing Supply, Inc.*	42,169
109,677	Beijing Enterprises Holdings Ltd.	673,048
12,846	BMC Stock Holdings, Inc.*	287,750
32,800	Chiyoda Corp.	312,008
9,821	Cie de Saint-Gobain	570,450
3,730	CNK International Co., Ltd.*(2)(3)(4)	1,083
6,576	Continental Building Products, Inc.*	187,087
5,719	Deere & Co.	951,756
1,058	Fastenal Co.	58,148
1,223	Fortune Brands Home & Security, Inc.	86,747
2,006	Granite Construction, Inc.	133,780
8,946	JELD-WEN Holding, Inc.*	351,399
14,930	JGC Corp.	324,480
6,595	Kubota Corp.	134,786
2,091	Middleby Corp.*	284,920
20,622	Milacron Holdings Corp.*	391,199
8,444	NOW, Inc.*	99,555
5,473	Rexel S.A.	98,594
8,141	Vinci S.A.	879,869
1,232	WESCO International, Inc.*	83,961

		6,768,622

	Commercial & Professional Services - 0.3%
7,200	Clean Harbors, Inc.*	398,448
129,609	Hays plc	372,082

		770,530

	Consumer Durables & Apparel - 0.2%
1,260	Lennar Corp. Class A	78,952
947	Mohawk Industries, Inc.*	266,164
17,349	TRI Pointe Group, Inc.*	282,962

		628,078

	Diversified Financials - 0.4%
2,225,105	G-Resources Group Ltd.*	27,307
4,966	Julius Baer Group Ltd.*	341,146
32,104	UBS Group AG*	651,692
34,871	Uranium Participation Corp.*	110,566

		1,130,711

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Energy - 30.6%
29,089	Advantage Oil & Gas Ltd.*	$93,416
15,002	Anadarko Petroleum Corp.	900,870
1,029	Andeavor	111,297
27,297	Antero Resources Corp.*	530,381
2,589	Apache Corp.	116,168
14,192	ARC Resources Ltd.	156,112
13,022	Baker Hughes a GE Co.	418,657
376,601	BP plc	2,686,818
82,323	BP plc ADR	3,522,601
28,880	Cabot Oil & Gas Corp.	760,988
15,177	Calfrac Well Services Ltd.*	85,263
59,221	Callon Petroleum Co.*	672,158
13,686	Cameco Corp.	125,956
22,673	Canadian Natural Resources Ltd.	774,283
5,088	Cenovus Energy, Inc.	48,522
4,253	Centennial Resource Development, Inc. Class A*	86,804
43,985	Chevron Corp.	5,513,520
7,436	Cimarex Energy Co.	834,319
2,629	CNOOC Ltd. ADR	413,279
7,110	Concho Resources, Inc.*	1,119,398
21,318	ConocoPhillips	1,253,712
4,632	Continental Resources, Inc.*	257,215
14,506	Devon Energy Corp.	600,113
16,606	Diamondback Energy, Inc.*	2,084,053
2,631	Enbridge, Inc.	96,320
44,596	Encana Corp.	552,005
7,667	Energen Corp.*	400,447
88,309	Eni S.p.A.	1,589,757
54,244	Eni S.p.A. ADR	1,964,718
24,160	EOG Resources, Inc.	2,778,400
21,533	EQT Corp.	1,169,027
18,489	Extraction Oil & Gas, Inc.*	260,695
91,372	Exxon Mobil Corp.	7,976,776
11,685	Fugro N.V.*	194,806
46,391	Galp Energia SGPS S.A.	886,174
252,281	Gazprom PJSC ADR	1,270,174
16,317	Green Plains, Inc.	285,547
31,529	Halliburton Co.	1,693,107
15,132	Hess Corp.	764,317
4,607	Husky Energy, Inc.*	67,532
2,704	Imperial Oil Ltd.	85,014
73,780	Inpex Corp.	962,204
11,703	Jagged Peak Energy, Inc.*	150,384
16,165	Japan Petroleum Exploration Co., Ltd.	447,036
50,379	Kinder Morgan, Inc.	905,814
5,645	Laredo Petroleum, Inc.*	54,926
7,296	Liberty Oilfield Services, Inc. Class A*	161,533
32,982	Lukoil PJSC ADR	2,179,268
13,768	Lundin Petroleum AB*	343,495
15,229	Marathon Oil Corp.	277,015
19,505	Marathon Petroleum Corp.	1,351,111
36,309	Newfield Exploration Co.*	1,149,543
13,384	Noble Energy, Inc.	408,480
22,025	Occidental Petroleum Corp.	1,651,214
18,451	Oil Search Ltd.	112,533
51,636	Painted Pony Energy Ltd.*	98,234
11,501	Parsley Energy, Inc. Class A*	271,424
26,706	Patterson-UTI Energy, Inc.	630,796
4,577	Pembina Pipeline Corp.	156,027
112,022	Petroleo Brasileiro S.A. ADR*	1,496,614
13,277	Phillips 66	1,359,565
17,845	Pioneer Natural Resources Co.	3,264,029
2,426	Plains GP Holdings L.P. Class A*	51,625
6,199	PrairieSky Royalty Ltd.	153,513

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

6,622	ProPetro Holding Corp.*	$123,699
20,541	QEP Resources, Inc.*	192,264
22,044	Raging River Exploration, Inc.*	133,519
55,811	Reliance Industries Ltd.	842,113
915	Resolute Energy Corp.*	31,037
156,203	Rosneft Oil Co. PJSC GDR	957,685
2,907	Royal Dutch Shell plc Class A	101,915
52,416	Royal Dutch Shell plc Class A, ADR	3,681,700
95,678	Royal Dutch Shell plc Class B	3,393,935
7,751	Royal Dutch Shell plc Class B, ADR	557,529
77,114	Saipem S.p.A.*	361,772
23,769	Schlumberger Ltd.	1,748,923
3,129	Select Energy Services, Inc. Class A*	56,072
2,602	Sentinel Energy Services, Inc.*	25,968
14,979	Seven Generations Energy Ltd. Class A*	208,853
33,594	Silver Run Acquisition Corp. Class A*	343,331
4,447	Silver Run Acquisition Corp. *	48,917
106,902	Snam S.p.A.	519,999
45,969	SRC Energy, Inc.*	457,392
21,555	Statoil ASA	505,062
38,425	Statoil ASA ADR	900,682
40,170	Suncor Energy, Inc.	1,456,162
112,290	Surgutneftegas OJSC ADR	572,041
13,233	Targa Resources Corp.	635,184
14,341	Tenaris S.A. ADR	501,935
18,496	Tidewater Midstream and Infrastructure Ltd.	21,955
44,141	Total S.A.	2,559,292
64,840	Total S.A. ADR	3,764,610
13,128	Tourmaline Oil Corp.*	212,076
36,565	TransCanada Corp.	1,683,467
8,382	Trican Well Service Ltd.*	26,236
17,726	Valero Energy Corp.	1,701,164
2,805	Vermilion Energy, Inc.	106,043
8,702	WPX Energy, Inc.*	128,180
5,116	YPF S.A. ADR	123,551

		91,521,365

	Food & Staples Retailing - 0.2%
7,193	Andersons, Inc.	245,281
128,000	J Sainsbury plc	460,550

		705,831

	Food, Beverage & Tobacco - 1.2%
4,619	Adecoagro S.A.*	44,758
10,728	AGT Food & Ingredients, Inc.	181,940
4,073	Archer-Daniels-Midland Co.	174,935
47,262	Astra Agro Lestari Tbk PT	45,891
20,323	Australian Agricultural Co., Ltd.*	20,836
31,455	BRF S.A.*	349,006
138,865	Bumitama Agri Ltd.	78,864
1,983	Bunge Ltd.	157,510
113,720	China Agri-Industries Holdings Ltd.	52,799
6,086	Darling Ingredients, Inc.*	112,834
8,381	Dean Foods Co.	86,911
98,520	First Resources Ltd.	142,469
1,561	Fresh Del Monte Produce, Inc.	73,851
4,009	Glanbia plc	68,564
154,445	Golden Agri-Resources Ltd.	44,614
6,487	GrainCorp Ltd. Class A	38,670
975	Hokuto Corp.	18,028
2,356	Ingredion, Inc.	338,416
37,560	IOI Corp. Bhd	45,194
88,120	JBS S.A.	277,968
3,341	Kernel Holding S.A.	50,833
20,085	Kuala Lumpur Kepong Bhd	129,958
4,985	MHP SE GDR	69,790
3,230	NH Foods Ltd.	77,804

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

3,734	Origin Enterprises plc	$28,047
4,235	Prima Meat Packers Ltd.	28,982
3,039	S&W Seed Co.*	12,916
32,125	Sao Martinho S.A.	190,068
1,890	Select Harvests Ltd.	7,690
12,299	Tate & Lyle plc	112,114
1,048	Tyson Foods, Inc. Class A	79,763
130,345	Wilmar International Ltd.	317,437

		3,459,460

	Insurance - 0.7%
26,288	Assicurazioni Generali S.p.A.	521,529
20,475	Dai-ichi Life Holdings, Inc.	431,768
769,786	Shin Kong Financial Holding Co., Ltd.	282,425
25,897	Storebrand ASA	231,815
33,880	T&D Holdings, Inc.	607,475
18,429	Tongyang Life Insurance Co., Ltd.	135,821

		2,210,833

	Materials - 12.3%
37,853	Acacia Mining plc	99,939
5,639	Agnico Eagle Mines Ltd.	266,612
552	Alcoa Corp.*	28,715
677	Allegheny Technologies, Inc.*	18,252
155,160	Alrosa PJSC	224,957
61,691	Alumina Ltd.	119,294
84,629	Aluminum Corp. of China Ltd. Class H*	57,234
4,500	American Vanguard Corp.	95,175
12,044	Anglo American Platinum Ltd.*	360,926
68,080	Anglo American plc	1,650,322
7,531	AngloGold Ashanti Ltd.	83,971
2,145	AngloGold Ashanti Ltd. ADR	24,196
9,973	Antofagasta plc	131,993
21,875	ArcelorMittal*	793,271
1,778	ArcelorMittal South Africa Ltd.*	552
69,944	Barrick Gold Corp.	1,005,883
78,599	BHP Billiton Ltd.	1,922,148
5,707	BHP Billiton Ltd. ADR	279,757
49,756	BHP Billiton plc	1,108,077
6,058	BHP Billiton plc ADR	269,702
13,639	BlueScope Steel Ltd.	158,389
6,821	Boliden AB	247,622
7,183	Boral Ltd.	46,155
3,095	Buzzi Unicem S.p.A.	90,873
46,617	Centerra Gold, Inc.*	240,665
26,144	CF Industries Holdings, Inc.	1,109,551
634,850	China BlueChemical Ltd. Class H	228,377
78,672	China Molybdenum Co., Ltd. Class H	60,362
283,866	China Steel Corp.	242,632
5,140	Cia de Minas Buenaventura SAA ADR	79,310
14,593	Cia Siderurgica Nacional S.A.*	50,338
1,047	Cleveland-Cliffs, Inc.*	7,172
2,878	Domtar Corp.	147,814
125,735	Eldorado Gold Corp.	163,444
35,598	Eregli Demir ve Celik Fabrikalari T.A.S.	94,119
3,203	Feng Hsin Steel Co. Ltd.	6,583
21,050	Fertilizantes Heringer S.A.*	19,028
19,852	First Quantum Minerals Ltd.	296,005
38,389	Fortescue Metals Group Ltd.	152,451
4,662	Franco-Nevada Corp.	356,130
37,857	Freeport-McMoRan, Inc.*	738,211
5,423	Fresnillo plc	103,827
296,945	Glencore plc*	1,701,908
130,597	Gold Fields Ltd.	565,594
5,417	Gold Fields Ltd. ADR	23,185
21,041	Goldcorp, Inc.	301,307

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

94,539	Grupo Mexico S.A.B. de C.V. Series B	$333,827
663	Hecla Mining Co.	2,546
25,970	Hindalco Industries Ltd.	104,357
4,931	Hitachi Metals Ltd.	67,283
2,017	Hyundai Steel Co.	107,464
68,783	Impala Platinum Holdings Ltd.*	211,273
3,662	Industrias CH S.A.B. de C.V. Series B*	16,411
3,781	Industrias Penoles S.A.B. de C.V.	87,619
3,716	International Paper Co.	233,588
6,837	Intrepid Potash, Inc.*	26,596
1,359	Jastrzebska Spolka Weglowa S.A.*	39,439
12,642	JFE Holdings, Inc.	300,556
33,550	Jiangxi Copper Co., Ltd. Class H	56,681
22,640	JSR Corp.	538,155
16,258	JSW Steel Ltd.	73,972
2,138	KapStone Paper & Packaging Corp.	74,060
3,684	KGHM Polska Miedz S.A.	120,906
105,140	Kinross Gold Corp.*	455,256
6,679	Kobe Steel Ltd.*	69,545
219	Korea Zinc Co., Ltd.	105,625
206	Koza Altin Isletmeleri AS*	2,088
1,465	Kumba Iron Ore Ltd.	44,310
2,425	Kumiai Chemical Industry Co., Ltd.	15,710
12,510	Kyoei Steel Ltd.	228,148
8,620	LafargeHolcim Ltd.*	527,415
27	Lonmin plc*	28
14,807	Lundin Mining Corp.	107,020
1,052	Maruichi Steel Tube Ltd.	31,662
2,713	Mitsubishi Materials Corp.	100,998
14,680	MMC Norilsk Nickel PJSC ADR	301,941
7,212	Monsanto Co.	878,422
43,269	Mosaic Co.	1,181,244
19,032	Newcrest Mining Ltd.	348,063
25,918	Newmont Mining Corp.	1,049,938
18,367	Nippon Steel & Sumitomo Metal Corp.	468,765
32,045	Norsk Hydro ASA	233,331
1,496	Northam Platinum Ltd.*	6,526
884	Northern Star Resources Ltd.	4,134
2,679	Novolipetsk Steel PJSC GDR	70,216
9,233	Nucor Corp.	618,242
7,702	Nufarm Ltd.	49,378
17,513	Nutrien Ltd.*	916,229
2,475	OCI N.V.*	62,833
2,196	OZ Minerals Ltd.	16,509
6,217	Pacific Metals Co., Ltd.*	204,453
551	Packaging Corp. of America	69,222
121,489	Petra Diamonds Ltd.*	103,498
1,789	POSCO	638,111
26,079	Press Metal Aluminium Holdings Bhd	38,673
2,221	Randgold Resources Ltd. ADR	224,676
122,770	Resolute Mining Ltd.	116,215
10,382	Rio Tinto Ltd.	639,201
29,436	Rio Tinto plc	1,638,496
8,191	Rio Tinto plc ADR	459,597
516	Royal Bafokeng Platinum Ltd.*	1,394
4,287	Salzgitter AG	258,936
4,564	Severstal PJSC GDR	74,941
40,848	Sibanye-Stillwater	48,153
730	Sims Metal Management Ltd.	9,653
209,665	Sinofert Holdings Ltd.*	32,599
129,549	South32 Ltd.	398,644
5,373	South32 Ltd. ADR	82,959
3,525	Southern Copper Corp.	171,139
1,310	SSAB AB Class B*	6,815
7,200	Steel Dynamics, Inc.	326,880
5,957	Sumitomo Metal Mining Co., Ltd.	279,702

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

8,337	Tata Steel Ltd.	$92,306
15,960	Teck Resources Ltd. Class B	463,579
9,558	ThyssenKrupp AG	300,934
29,365	Tokyo Steel Manufacturing Co., Ltd.	260,564
22,539	Turquoise Hill Resources Ltd.*	68,716
355	United States Steel Corp.	13,281
76,718	Vale S.A.	998,105
35,280	Vedanta Ltd.	188,136
2,950	Vicat S.A.	243,058
2,868	Voestalpine AG	186,291
1,873	Vulcan Materials Co.	253,604
100,215	Western Areas Ltd.	265,986
11,017	Wheaton Precious Metals Corp.	237,857
1,647	Yamana Gold, Inc.	5,691
10,759	Yamato Kogyo Co., Ltd.	308,265
16,502	Yara International ASA	793,758
165,541	Zijin Mining Group Co., Ltd. Class H	83,458

		36,647,883

	Media - 0.3%
19,199	Comcast Corp. Class A	816,533

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
1,771	Genus plc	60,852

	Real Estate - 0.6%
6,111	American Tower Corp. REIT	902,595
9,101	Equity LifeStyle Properties, Inc. REIT	785,598
12,520	Five Point Holdings LLC Class A*	172,776

		1,860,969

	Retailing - 0.2%
3,097	Murphy USA, Inc.*	264,205
12,405	Xebio Holdings Co., Ltd.	264,506

		528,711

	Semiconductors & Semiconductor Equipment - 0.1%
5,990	Tokyo Seimitsu Co., Ltd.	262,278

	Software & Services - 0.2%
66,315	Fujitsu Ltd.	489,644

	Telecommunication Services - 0.6%
193,793	BT Group plc	708,033
13,625	KT Corp.	377,146
34,731	NTT DOCOMO, Inc.	862,975

		1,948,154

	Transportation - 1.0%
9,654	Canadian National Railway Co.	773,733
4,984	Covenant Transportation Group, Inc. Class A*	146,180
11,150	D/S Norden A/S*	222,133
2,843	Flughafen Zurich AG	724,285
1,508	Genesee & Wyoming, Inc. Class A*	120,414
1,283	J.B. Hunt Transport Services, Inc.	155,025
3,174	Knight-Swift Transportation Holdings, Inc.	158,033
5,154	Marten Transport Ltd.	119,573
871,735	Pacific Basin Shipping Ltd.*	201,941
91,532	PostNL N.V.	456,353

		3,077,670

	Utilities - 5.7%
22,946	Avangrid, Inc.	1,117,929
173,959	Centrica plc	329,616
1,003,620	China Longyuan Power Group Corp. Ltd. Class H	732,562
13,700	Cia de Saneamento do Parana	249,877
78,278	CK Infrastructure Holdings Ltd.	696,627
80,395	E.ON SE	845,037
13,568	Edison International	848,407
137,763	Enel S.p.A.	875,814

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

50,967	Engie S.A.	$884,995
107,599	ENN Energy Holdings Ltd.	831,337
453,316	Guangdong Investment Ltd.	673,973
2,060,878	Huaneng Renewables Corp. Ltd. Class H	712,280
160,185	Iberdrola S.A.	1,303,872
3,569	Iberdrola S.A.	28,839
21,618	Innogy SE(1)	824,142
2,663	NextEra Energy Partners L.P.	119,595
5,404	NextEra Energy, Inc.	856,102
94,660	NTPC Ltd.	253,379
14,116	OGE Energy Corp.	454,535
16,722	Osaka Gas Co., Ltd.	332,646
168,219	Power Grid Corp. of India Ltd.	512,137
13,141	Sempra Energy	1,406,350
23,052	Severn Trent plc	640,603
41,246	SSE plc	764,906
17,499	UGI Corp.	800,929

		17,096,489

	Total Common Stocks (cost $152,456,403)	$176,274,276

Corporate Bonds - 0.5%
	Construction Materials - 0.1%
$ 125,000	Standard Industries, Inc. 5.38%, 11/15/2024(5)	129,375

	Electric - 0.0%
100,000	Abu Dhabi National Energy Co. PJSC 6.25%, 09/16/2019(5)	105,438

	Home Builders - 0.0%
30,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	30,348

	Iron/Steel - 0.0%
75,000	AK Steel Corp. 7.63%, 10/01/2021	77,812

	Mining - 0.1%
100,000	First Quantum Minerals Ltd 7.00%, 02/15/2021(5)	103,500
125,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	141,094

		244,594

	Oil & Gas - 0.2%
25,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	25,122
GBP 100,000	Gazprom OAO Via Gaz Capital S.A. 5.34%, 09/25/2020(5)	152,966
$ 50,000	Hess Corp. 5.60%, 02/15/2041	54,828
50,000	Matador Resources Co. 6.88%, 04/15/2023	52,625
50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046	54,267
53,000	Petrobras Global Finance B.V. 5.30%, 01/27/2025(1)	53,331
50,000	RSP Permian, Inc. 6.63%, 10/01/2022	52,500

		445,639

	Pipelines - 0.1%
200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(5)	201,010
125,000	Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%, 5.25%, 08/16/2077(6)	124,879
9,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.65%, 06/01/2022	8,997

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 60,000	Sunoco Logistics Partners Operations L.P. 5.95%, 12/01/2025	$66,396

		401,282

	Total Corporate Bonds (cost $1,407,229)	$1,434,488

Foreign Government Obligations - 2.3%
	Argentina - 0.1%
ARS 4,100,000	Argentina Politica Monet 27.78%, 06/21/2020(7)	228,619
EUR 125,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(5)	157,335

		385,954

	Canada - 0.1%
CAD 474,090	Canadian Government Real Return Bond 4.25%, 12/01/2021(8)	442,299

	Germany - 0.0%
EUR 77,676	Deutschland I/L Bond 0.10%, 04/15/2046(5)(8)	110,414

	Japan - 0.3%
JPY 98,062,575	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(8)	946,389

	Mexico - 1.2%
	Mexican Udibonos
MXN 8,432,436	2.00%, 06/09/2022(8)	425,488
35,854,127	4.00%, 11/08/2046(8)	2,000,341
20,484,148	4.50%, 12/04/2025(8)	1,176,093

		3,601,922

	New Zealand - 0.1%
NZD 258,150	New Zealand Government Bond 2.50%, 09/20/2035(5)(8)	209,011

	Oman - 0.1%
$ 200,000	Oman Government International Bond 5.38%, 03/08/2027(5)	200,398

	Qatar - 0.1%
200,000	Qatar Government International Bond 3.25%, 06/02/2026(5)	190,539

	Russia - 0.2%
RUB 39,810,671	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(8)	699,888

	South Korea - 0.1%
KRW 174,736,790	Inflation Linked Korea Treasury Bond 1.00%, 06/10/2026(8)	153,129

	Total Foreign Government Obligations (cost $6,708,047)	$6,939,943

U.S. Government Securities - 19.2%
	U.S. Treasury Securities - 19.2%
	U.S. Treasury Bonds - 2.5%
$ 487,092	0.75%, 02/15/2045(8)	482,192
114,514	1.00%, 02/15/2046(8)	120,551
765,336	1.75%, 01/15/2028(8)	848,000
3,148,783	2.00%, 01/15/2026(8)	3,495,731
1,411,598	2.38%, 01/15/2025(8)	1,588,679
927,890	2.38%, 01/15/2027(8)	1,071,132

		7,606,285

	U.S. Treasury Notes - 16.7%
3,372,640	0.13%, 04/15/2019(8)	3,370,018
1,723,353	0.13%, 04/15/2020(8)	1,715,751
1,231,855	0.13%, 04/15/2021(8)	1,220,499
2,351,875	0.13%, 01/15/2022(8)	2,327,139

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 6,742,220	0.13%, 01/15/2023(8)(9)	$6,634,178
2,463,713	0.13%, 07/15/2024(8)	2,410,341
1,443,785	0.13%, 07/15/2026(8)	1,392,213
4,877,793	0.25%, 01/15/2025(8)	4,779,210
3,090,920	0.38%, 07/15/2023(8)(9)	3,084,663
2,155,648	0.38%, 07/15/2025(8)	2,133,207
1,901,688	0.38%, 01/15/2027(8)	1,863,223
1,389,548	0.38%, 07/15/2027(8)	1,363,822
625,006	0.50%, 01/15/2028(8)	618,269
1,355,683	0.63%, 07/15/2021(8)	1,373,267
5,996,633	0.63%, 01/15/2024(8)	6,041,559
2,235,072	0.63%, 01/15/2026(8)	2,241,589
3,176,280	1.13%, 01/15/2021(8)	3,252,385
3,874,367	1.25%, 07/15/2020(8)	3,984,967

		49,806,300

		57,412,585

	Total U.S. Government Securities (cost $57,969,851)	$57,412,585

Convertible Bonds - 0.1%
	Electrical Components & Equipment - 0.0%
84,000	SunPower Corp. 0.88%, 06/01/2021	63,210

	Oil & Gas - 0.1%
139,000	PDC Energy, Inc. 1.13%, 09/15/2021	138,802
93,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(10)	31,155

		169,957

	Total Convertible Bonds (cost $243,460)	$233,167

Exchange-Traded Funds - 0.9%
	Other Investment Pools & Funds - 0.9%
119,638	PowerShares Senior Loan Portfolio	2,779,191

	Total Exchange-Traded Funds (cost $2,768,018)	$2,779,191

Preferred Stocks - 0.2%
	Materials - 0.0%
23,454	Gerdau S.A. , 0.35%	106,007

	Telecommunication Services - 0.1%
12,900	Telefonica Brasil S.A. , 1.44%	218,037

	Utilities - 0.1%
35,700	Cia Paranaense de Energia , 3.51%	274,641

	Total Preferred Stocks (cost $500,083)	$598,685

Convertible Preferred Stocks - 0.1%
	Energy - 0.1%
1,750	Hess Corp. , 6.68%	104,773
1,900	WPX Energy, Inc. Series A , 4.97%	119,434

		224,207

	Total Convertible Preferred Stocks (cost $191,300)	$224,207

Rights - 0.0%
	Banks - 0.0%
23,861	UniCredit S.p.A. Rights Expires 2/21/18*	118

	Materials - 0.0%
667	Tata Steel Ltd. Expires 2/28/18*	2,045

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,334	Tata Steel Ltd. Expires 2/28/18*		$1,889

			3,934

	Total Rights (cost $—)		$4,052

	Total Long-Term Investments (cost $222,244,391)		$245,900,594

Short-Term Investments - 17.1%
	Other Investment Pools & Funds - 17.1%
50,927,770	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(11)		$50,927,770

	Total Short-Term Investments (cost $50,927,770)		$50,927,770

	Total Investments Excluding Purchased Options (cost $273,172,161)	99.4%	$296,828,364
	Total Purchased Options (cost $26,185)	0.0%	$20,918

	Total Investments (cost $273,198,346)	99.4%	$296,849,282
	Other Assets and Liabilities	0.6%	1,802,633

	Total Net Assets	100.0%	$298,651,915

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2018, the Fund invested 23.8% of its total assets in the Subsidiary.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $1,241,917, which represented 0.4% of total net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of this security was $1,083, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of this security was $1,083, which represented 0.0% of total net assets.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $1,559,986, which represented 0.5% of total net assets.
(6)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2018.
(7)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
EUR Put/USD Call	HSBC	1.24 USD per EUR	01/31/19	535,000	EUR 535,000	$12,227	$11,989	$238

Total purchased option contracts					535,000	$12,227	$11,989	$238

Exchange-Traded Option Contracts Outstanding at January 31, 2018

Description	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
LME Primary Aluminum Future Option (2)	2,200.00 USD	03/07/18	7	USD 175	$8,691	$14,196	$(5,505)

Total purchased option contracts				175	$8,691	$14,196	$(5,505)

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude Oil Future	72	02/28/2018	$4,960,080	$37,029
Coco A Future	12	05/15/2018	242,400	2,056
Coffee ‘C’ Future	34	05/18/2018	1,583,550	(18,879)
Corn Future	132	03/14/2018	2,385,900	44,680
Cotton No. 2 Future	2	03/07/2018	77,280	9,660
Gold 100oz Future	16	04/26/2018	2,148,960	817
KC Hard Red Winter Wheat Future	61	03/14/2018	1,425,113	90,976
LME Copper Future	17	03/19/2018	3,018,881	94,426
LME Lead Future	8	03/19/2018	523,600	19,675
LME Nickel Future	15	03/19/2018	1,222,155	131,711
LME Nickel Future	11	06/18/2018	899,679	31,968
LME Primary Aluminum Future	55	03/19/2018	3,043,906	110,281
LME Primary Aluminum Future	13	12/17/2018	729,706	17,315
LME Zinc Future	19	03/19/2018	1,686,012	151,200
LME Zinc Future	18	06/18/2018	1,589,625	62,641
Live Cattle Future	6	08/31/2018	269,520	45
NY Harbor ULSD Future	13	02/28/2018	1,128,254	11,408
Natural Gas Future	61	02/26/2018	1,826,950	134,955
Natural Gas Future	22	03/27/2018	629,200	(10,215)
Silver Future	19	03/27/2018	1,637,895	126,945
Soybean Future	33	03/14/2018	1,642,988	47,217
Soybean Meal Future	54	03/14/2018	1,824,120	63,620
Soybean Oil Future	11	03/14/2018	218,262	(2,424)
Sugar No. 11 Future	92	04/30/2018	1,377,645	(94,132)
U.S. Treasury 5-Year Note Future	2	03/29/2018	229,422	(3,504)

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Uranium Future	90	12/31/2018	$525,375	$(48,771)
WTI Crude Future	37	03/20/2018	2,388,720	8,601
Wheat Future	12	03/14/2018	271,050	6,336

Total				$1,025,637

Short position contracts:
Brent Crude Oil Future	1	10/31/2018	$65,830	$(15,862)
Cattle Feeder Future	20	03/29/2018	1,450,500	55,372
Cattle Feeder Future	1	04/26/2018	72,925	(225)
Cattle Feeder Future	4	05/24/2018	291,850	(3,241)
Corn Future	24	07/13/2018	452,700	3,722
Corn Future	13	12/14/2018	255,612	(8,078)
Gasoline RBOB Future	1	02/28/2018	79,535	(15,027)
ICE NewCastle Coal Future	5	02/23/2018	521,750	(78,960)
ICE NewCastle Coal Future	7	03/29/2018	717,850	(78,784)
ICE Rotterdam Coal Future	2	02/23/2018	179,200	(6,724)
ICE Rotterdam Coal Future	2	03/29/2018	176,900	(4,424)
LME Lead Future	1	03/19/2018	65,450	(3,642)
LME Nickel Future	15	03/19/2018	1,222,155	(58,232)
LME Primary Aluminum Future	20	12/17/2018	1,122,625	(84,083)
LME Zinc Future	19	03/19/2018	1,686,013	(75,604)
LME Zinc Future	1	06/18/2018	88,312	(110)
Lean Hogs Future	8	06/14/2018	263,280	9,497
Live Cattle Future	16	04/30/2018	786,720	(21,892)
Mini-10-Year JGB Future	1	03/12/2018	137,712	464
Natural Gas Future	35	09/26/2018	1,023,400	(97,935)
Natural Gas Future	1	12/27/2019	30,190	(1,823)
Natural Gas Future	1	01/29/2020	29,990	(1,623)
Natural Gas Future	1	02/26/2020	29,330	(963)
Natural Gas Future	2	03/27/2020	53,380	3,353
Natural Gas Future	2	04/28/2020	53,120	3,613
Natural Gas Future	2	05/27/2020	53,680	3,053
Natural Gas Future	2	06/26/2020	54,260	2,473
Natural Gas Future	2	07/29/2020	54,340	2,393
Natural Gas Future	2	08/27/2020	54,260	2,473
Natural Gas Future	2	09/28/2020	54,880	1,853
Natural Gas Future	2	10/28/2020	56,080	653
Natural Gas Future	1	11/25/2020	29,490	(1,123)
Robusta Coffee Future	13	03/29/2018	229,060	(7,104)
U.S. Treasury 10-Year Note Future	6	03/20/2018	729,469	19,995
U.S. Treasury Long Bond Future	1	03/20/2018	147,812	5,467
U.S. Treasury Ultra Bond Future	5	03/20/2018	809,688	20,890
WTI Crude Future	5	11/20/2019	283,600	(17,866)
Wheat Future	32	12/14/2018	816,800	(56,307)

Total				$(504,361)

Total futures contracts				$521,276

OTC Total Return Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Bloomberg Commodity Index	BCLY	USD	824,185	—	06/29/18	Monthly	$—	$—	$—	$0
Bloomberg Industrial Metal Subindex	BCLY	USD	451,782	—	03/29/18	Monthly	—	—	—	0
Bloomberg Roll Select Commodity	SGF	USD	2,970,492	(0.08%)	06/29/18	Monthly	—	—	—	0
Bloomberg Roll Select Commodity	SGF	USD	5,782,009	(0.08%)	06/29/18	Monthly	—	—	—	0
Bloomberg Roll Select Energy	SGF	USD	3,156,336	(0.07%)	11/30/18	Monthly	—	—	—	0

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Bloomberg Roll Select Industrial	SGF	USD	$2,239,666	(0.11%)	11/30/18	Monthly	$—	$—	$—	$0
Bloomberg Roll Select Industrial	SGF	USD	999,748	(0.15%)	01/31/19	Monthly	—	—	—	0
Bloomberg Roll Select Precious	SGF	USD	2,660,994	(0.09%)	11/30/18	Monthly	—	—	—	0
Bloomberg Silver Subindex	JPM	USD	398,003	(0.07%)	04/30/18	Monthly	—	—	(21)	(21)
Bloomberg Soybean Meal Subindex	BCLY	USD	338,503	(0.42%)	04/30/18	Monthly	—	—	—	0
Bloomberg Soybean Meal Subindex	BCLY	USD	171,136	(0.30%)	02/15/18	Monthly	—	—	—	0
Bloomberg Soybean Meal Subindex	MSC	USD	321,917	(0.25%)	12/31/18	Monthly	—	—	—	0
Bloomberg Wheat Subindex	BCLY	USD	242,320	—	04/30/18	Monthly	—	—	—	0
Live Cattle Future	JPM	USD	527,780	—	04/06/18	Maturity	—	—	(13,090)	(13,090)
S&P GSCI OCI Industrial Metals	GSC	USD	294,979	(0.10%)	05/31/18	Monthly	—	—	—	0
Silver Spot Index	GSC	USD	183,730	—	05/31/18	Maturity	—	—	717	717
Uranium 308 Physical Spot	GSC	USD	247,189	—	12/31/18	Maturity	—	—	16,970	16,970

Total							$—	$—	$4,576	$4,576

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
795,000	BRL	246,994	USD	BCLY	02/02/18	$2,462	$—
61,000	BRL	18,347	USD	GSC	02/02/18	794	—
61,000	BRL	19,289	USD	DEUT	02/02/18	—	(148)
795,000	BRL	251,391	USD	DEUT	02/02/18	—	(1,936)
856,000	BRL	270,681	USD	DEUT	02/02/18	—	(2,083)
856,000	BRL	270,300	USD	DEUT	03/02/18	—	(2,499)
79,700,000	CLP	133,293	USD	HSBC	02/28/18	—	(1,149)
24,000	EUR	29,805	USD	CBK	02/28/18	45	—
848,000	JPY	7,762	USD	BCLY	02/28/18	17	—
847,000	JPY	7,796	USD	SSG	02/28/18	—	(26)
50,100,000	KZT	156,391	USD	GSC	02/28/18	—	(2,397)
2,050,000	NOK	264,310	USD	BCLY	02/28/18	1,837	—
160,000	THB	5,100	USD	CBK	02/28/18	12	—
6,000	TRY	1,589	USD	RBS	02/28/18	—	(5)
8,092	USD	10,000	AUD	CBA	02/28/18	35	—
271,058	USD	856,000	BRL	DEUT	02/02/18	2,460	—
251,391	USD	795,000	BRL	BCLY	02/02/18	1,935	—
19,289	USD	61,000	BRL	GSC	02/02/18	148	—
450,597	USD	555,000	CAD	BCLY	02/28/18	—	(770)
6,670,137	USD	5,371,000	EUR	CBK	02/28/18	—	(9,988)
3,170,583	USD	2,233,000	GBP	GSC	02/28/18	—	(3,201)
474,729	USD	51,576,000	JPY	SSG	02/28/18	1,587	—
472,113	USD	51,576,000	JPY	BCLY	02/28/18	—	(1,029)
154,919	USD	164,882,000	KRW	BOA	02/28/18	456	—
3,546,559	USD	65,894,000	MXN	BCLY	02/28/18	22,297	—
207,691	USD	283,000	NZD	CBA	02/28/18	—	(792)
617,847	USD	34,896,000	RUB	GSC	02/28/18	—	(711)
110,000	ZAR	9,164	USD	JPM	02/28/18	82	—

Total						$34,167	$(26,734)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford Global Real Asset Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$604,134	$—	$604,134	$—
Banks	5,685,529	311,543	5,373,986	—
Capital Goods	6,768,622	3,774,304	2,993,235	1,083
Commercial & Professional Services	770,530	398,448	372,082	—
Consumer Durables & Apparel	628,078	628,078	—	—
Diversified Financials	1,130,711	137,873	992,838	—
Energy	91,521,365	71,035,286	20,486,079	—
Food & Staples Retailing	705,831	245,281	460,550	—
Food, Beverage & Tobacco	3,459,460	2,529,453	930,007	—
Insurance	2,210,833	135,821	2,075,012	—
Materials	36,647,883	15,645,541	21,002,342	—
Media	816,533	816,533	—	—
Pharmaceuticals, Biotechnology & Life Sciences	60,852	60,852	—	—
Real Estate	1,860,969	1,860,969	—	—
Retailing	528,711	264,205	264,506	—
Semiconductors & Semiconductor Equipment	262,278	—	262,278	—
Software & Services	489,644	—	489,644	—
Telecommunication Services	1,948,154	—	1,948,154	—
Transportation	3,077,670	1,472,958	1,604,712	—
Utilities	17,096,489	6,465,558	10,630,931	—
Corporate Bonds	1,434,488	—	1,434,488	—
Foreign Government Obligations	6,939,943	—	6,939,943	—
U.S. Government Securities	57,412,585	—	57,412,585	—
Convertible Bonds	233,167	—	233,167	—
Exchange-Traded Funds	2,779,191	2,779,191	—	—
Preferred Stocks	598,685	598,685	—	—
Convertible Preferred Stocks	224,207	224,207	—	—
Rights	4,052	4,052	—	—
Short-Term Investments	50,927,770	50,927,770	—	—
Purchased Options	20,918	8,691	12,227	—
Foreign Currency Contracts(2)	34,167	—	34,167	—
Futures Contracts(2)	1,338,833	1,338,833	—	—
Swaps - Total Return(2)	17,687	—	17,687	—

Total	$298,239,969	$161,664,132	$136,574,754	$1,083

Liabilities
Foreign Currency Contracts(2)	$(26,734)	$—	$(26,734)	$—
Futures Contracts(2)	(817,557)	(817,557)	—	—
Swaps - Total Return(2)	(13,111)	—	(13,111)	—

Total	$(857,402)	$(817,557)	$(39,845)	$—

(1)	For the period ended January 31, 2018, investments valued at $1,179,774 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $1,430,683 were transferred from Level 2 to Level 1 due to the discontuniation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Growth Allocation Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Funds - 6.0%
1,670,157	Hartford Real Total Return Fund, Class F*		$13,561,675
3,003,190	The Hartford Global Real Asset Fund, Class F*		29,070,884

	Total Alternative Funds (cost $41,761,120)		$42,632,559

	Domestic Equity Funds - 57.1%
3,838,994	Hartford Core Equity Fund, Class F*		117,511,596
1,896,052	Hartford Quality Value Fund, Class F		39,741,244
3,231,453	Hartford Small Cap Core Fund, Class F*		45,692,747
3,773,659	The Hartford Equity Income Fund, Class F*		78,869,472
1,015,407	The Hartford Growth Opportunities Fund, Class F*		48,810,629
2,258,789	The Hartford MidCap Fund, Class F*		73,297,706

	Total Domestic Equity Funds (cost $356,787,986)		$403,923,394

	International/Global Equity Funds - 20.9%
4,445,243	Hartford Schroders International Multi-Cap Value Fund, Class F		47,919,721
3,680,036	The Hartford International Opportunities Fund, Class F*		66,351,052
1,942,691	The Hartford International Small Company Fund, Class F*		33,919,386

	Total International/Global Equity Funds (cost $126,977,301)		$148,190,159

	Multi-Strategy Funds - 4.0%
2,559,253	The Hartford Global All-Asset Fund, Class F*		28,279,744

	Total Multi-Strategy Funds (cost $28,188,194)		$28,279,744

	Taxable Fixed Income Funds - 12.1%
1,405,440	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		14,068,453
2,757,711	The Hartford Quality Bond Fund, Class F		27,080,725
1,395,728	The Hartford Short Duration Fund, Class F		13,720,006
1,173,979	The Hartford Strategic Income Fund, Class F		10,331,013
1,946,607	The Hartford World Bond Fund, Class F*		20,614,567

	Total Taxable Fixed Income Funds (cost $85,746,702)		$85,814,764

	Total Affiliated Investment Companies (cost $639,461,303)		$708,840,620

	Total Long-Term Investments (cost $639,461,303)		$708,840,620

	Total Investments (cost $639,461,303)	100.1%	$708,840,620
	Other Assets and Liabilities	(0.1)%	(662,923)

	Total Net Assets	100.0%	$708,177,697

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Growth Allocation Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$708,840,620	$708,840,620	$—	$—

Total	$708,840,620	$708,840,620	$—	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford Healthcare Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Biotechnology - 24.3%
872,404	Aduro Biotech, Inc.*	$5,496,145
353,013	Alder Biopharmaceuticals, Inc.*	4,995,134
610,568	Alkermes plc*	34,906,173
138,371	Alnylam Pharmaceuticals, Inc.*	17,985,463
179,854	Arena Pharmaceuticals, Inc.*	6,730,137
261,258	Audentes Therapeutics, Inc.*	9,170,156
49,292	Biogen, Inc.*	17,144,250
195,100	Biotoscana Investments S.A.*	1,151,249
118,966	Bluebird Bio, Inc.*	24,376,133
275,645	Calithera Biosciences, Inc.*	2,205,160
182,098	Celgene Corp.*	18,421,034
394,006	Clementia Pharmaceuticals, Inc.*	6,308,036
1,030,978	Coherus Biosciences, Inc.*	10,412,878
543,063	Cytokinetics, Inc.*	4,996,180
89,693	Galapagos N.V.*	10,651,867
81,329	Genmab A/S*	14,896,862
350,063	GlycoMimetics, Inc.*	7,872,917
144,445	Incyte Corp.*	13,041,939
97,850	Innate Pharma S.A.*	705,404
460,233	Ironwood Pharmaceuticals, Inc.*	6,816,051
386,775	Karyopharm Therapeutics, Inc.*	4,571,680
295,745	Loxo Oncology, Inc.*	30,009,245
282,642	Momenta Pharmaceuticals, Inc.*	4,804,914
365,456	Nightstar Therapeutics plc ADR*	5,200,439
491,435	Portola Pharmaceuticals, Inc.*	25,215,530
43,460	Regeneron Pharmaceuticals, Inc.*	15,934,609
1,650,779	Rigel Pharmaceuticals, Inc.*	6,603,116
173,881	Seattle Genetics, Inc.*	9,093,976
618,956	Syndax Pharmaceuticals, Inc.*	6,746,620
103,286	TESARO, Inc.*	6,967,674
767,997	Trevena, Inc.*	1,251,835
121,042	Ultragenyx Pharmaceutical, Inc.*	6,457,591
142,667	UroGen Pharma Ltd.*	7,007,803
159,267	Vertex Pharmaceuticals, Inc.*	26,576,884
113,047	Zealand Pharma A/S ADR*	1,907,103

		376,632,187

	Drug Retail - 1.4%
233,475	Walgreens Boots Alliance, Inc.	17,571,329
31,348	Zur Rose Group AG*	4,378,447

		21,949,776

	Health Care Distributors - 3.3%
266,929	Cardinal Health, Inc.	19,162,833
184,693	McKesson Corp.	31,190,954

		50,353,787

	Health Care Equipment - 22.7%
567,746	Abbott Laboratories	35,291,091
322,776	AtriCure, Inc.*	5,264,477
122,597	Baxter International, Inc.	8,830,662
123,660	Becton Dickinson and Co.	30,041,960
1,634,703	Boston Scientific Corp.*	45,706,296
87,595	Danaher Corp.	8,871,622
137,902	Edwards Lifesciences Corp.*	17,455,635
627,641	Globus Medical, Inc. Class A*	28,896,592
187,198	Hologic, Inc.*	7,993,355
678,469	K2M Group Holdings, Inc.*	14,295,342
197,990	Koninklijke Philips N.V.	8,070,022
832,250	Medtronic plc	71,481,952
36,800	Penumbra, Inc.*	3,665,280
264,821	Stryker Corp.	43,531,276
66,129	Teleflex, Inc.	18,367,330

The Hartford Healthcare Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

31,299	Zimmer Biomet Holdings, Inc.	$3,978,729

		351,741,621

	Health Care Facilities - 3.1%
226,696	Acadia Healthcare Co., Inc.*	7,725,800
4,075,500	China Resources Phoenix Healthcare Holdings Co., Ltd.	5,891,729
732,766	Georgia Healthcare Group plc*(1)	3,433,377
190,838	HCA Healthcare, Inc.*	19,305,172
107,657	LifePoint Health, Inc.*	5,323,639
48,253	Universal Health Services, Inc. Class B	5,862,739

		47,542,456

	Health Care Services - 0.5%
229,666	Envision Healthcare Corp.*	8,265,679

	Health Care Supplies - 0.7%
112,710	DENTSPLY SIRONA, Inc.	6,853,895
453,795	Endologix, Inc.*	1,878,711
87,600	OraSure Technologies, Inc.*	1,906,176

		10,638,782

	Health Care Technology - 2.4%
109,427	athenahealth, Inc.*	13,712,297
114,621	Cerner Corp.*	7,923,750
443,946	HMS Holdings Corp.*	7,604,795
207,254	Teladoc, Inc.*	7,751,300

		36,992,142

	Life Sciences Tools & Services - 3.4%
63,829	ICON plc*	6,990,552
137,200	NanoString Technologies, Inc.*	1,031,744
195,118	Thermo Fisher Scientific, Inc.	43,727,895
77,500	Wuxi Biologics Cayman, Inc.*(1)	532,611

		52,282,802

	Managed Health Care - 12.7%
39,817	Aetna, Inc.	7,438,612
123,357	Anthem, Inc.	30,574,032
131,028	Cigna Corp.	27,299,684
30,124	Humana, Inc.	8,489,847
56,586	Molina Healthcare, Inc.*	5,169,697
548,400	Qualicorp S.A.	5,265,397
413,705	UnitedHealth Group, Inc.	97,957,070
65,741	WellCare Health Plans, Inc.*	13,830,592

		196,024,931

	Pharmaceuticals - 23.6%
293,866	Allergan plc	52,972,285
1,049,972	AstraZeneca plc ADR	36,812,018
1,003,433	Bristol-Myers Squibb Co.	62,814,906
132,290	Chugai Pharmaceutical Co., Ltd.	6,991,816
96,567	Dermira, Inc.*	2,754,091
284,270	Eisai Co., Ltd.	16,178,073
487,724	Eli Lilly & Co.	39,725,120
73,048	Hikma Pharmaceuticals plc	1,004,559
208,883	Impax Laboratories, Inc.*	4,062,774
188,273	Intersect ENT, Inc.*	7,031,997
61,239	Johnson & Johnson	8,462,617
95,969	Kala Pharmaceuticals, Inc.*	1,460,648
413,857	Medicines Co.*	13,711,082
1,020,809	MediWound Ltd.*	4,491,560
544,138	Mylan N.V.*	23,316,313
407,805	MyoKardia, Inc.*	21,042,738
556,225	Nabriva Therapeutics plc*	3,598,776
421,660	Ono Pharmaceutical Co., Ltd.	10,418,053
341,999	Revance Therapeutics, Inc.*	11,046,568
165,810	Shionogi & Co., Ltd.	9,177,667
2,793,100	Sino Biopharmaceutical Ltd.	5,123,541

The Hartford Healthcare Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

81,650	Takeda Pharmaceutical Co., Ltd.		$4,782,548
246,872	Teva Pharmaceutical Industries Ltd. ADR		5,038,657
159,215	UCB S.A.		13,877,598

			365,896,005

	Total Common Stocks (cost $1,215,740,922)		$1,518,320,168

	Total Long-Term Investments (cost $1,215,740,922)		$1,518,320,168

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.2%
34,132,463	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(2)		34,132,463

	Total Short-Term Investments (cost $34,132,463)		$34,132,463

	Total Investments (cost $1,249,873,385)	100.3%	$1,552,452,631
	Other Assets and Liabilities	(0.3)%	(3,993,258)

	Total Net Assets	100.0%	$1,548,459,373

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $3,965,988, which represented 0.3% of total net assets.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Healthcare Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$376,632,187	$365,274,916	$11,357,271	$—
Drug Retail	21,949,776	21,949,776	—	—
Health Care Distributors	50,353,787	50,353,787	—	—
Health Care Equipment	351,741,621	343,671,599	8,070,022	—
Health Care Facilities	47,542,456	41,650,727	5,891,729	—
Health Care Services	8,265,679	8,265,679	—	—
Health Care Supplies	10,638,782	10,638,782	—	—
Health Care Technology	36,992,142	36,992,142	—	—
Life Sciences Tools & Services	52,282,802	51,750,191	532,611	—
Managed Health Care	196,024,931	196,024,931	—	—
Pharmaceuticals	365,896,005	298,342,150	67,553,855	—
Short-Term Investments	34,132,463	34,132,463	—	—

Total	$1,552,452,631	$1,459,047,143	$93,405,488	$—

(1)	For the period ended January 31, 2018, investments valued at $52,359,802 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $87,998,779 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford High Yield Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
	Asset-Backed - Finance & Insurance - 0.0%
$ 920,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)	$—

	Total Asset & Commercial Mortgage Backed Securities (cost $915,920)	$—

Corporate Bonds - 89.9%
	Aerospace/Defense - 0.4%
	DAE Funding LLC
430,000	4.50%, 08/01/2022(3)	427,850
865,000	5.00%, 08/01/2024(3)	858,513

		1,286,363

	Biotechnology - 0.1%
430,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(3)(4)	434,300

	Chemicals - 0.7%
	Chemours Co.
2,160,000	6.63%, 05/15/2023	2,276,100
290,000	7.00%, 05/15/2025	316,825

		2,592,925

	Coal - 2.2%
1,615,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,776,661
2,830,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(3)	2,469,175
1,800,000	Peabody Energy Corp. 6.38%, 03/31/2025(3)	1,890,000
1,830,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(3)	1,926,075

		8,061,911

	Commercial Banks - 5.2%
	Banco Bilbao Vizcaya Argentaria S.A.
2,200,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(5)(6)	2,289,100
EUR 800,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(5)(6)(7)	1,044,320
800,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(5)(6)(7)	1,191,888
1,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(5)(6)(7)	2,148,060
	BNP Paribas S.A.
$ 535,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(3)(5)(6)	527,644
1,050,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(3)(5)(6)	1,145,812
	Credit Agricole S.A.
395,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(3)(5)(6)	448,582
505,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(3)(5)(6)	604,594
1,905,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(5)(6)(7)	2,055,019
1,860,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(3)	1,943,700
725,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(3)(5)(6)	806,562
1,600,000	Royal Bank of Scotland Group plc 3 mo. USD LIBOR + 2.320%, 4.01%, 09/30/2027(5)(6)	1,621,120
1,130,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(5)(6)(7)	1,176,240
1,415,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(5)(6)(7)	1,571,935

		18,574,576

	Commercial Services - 5.5%
495,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(3)	542,025

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	APX Group, Inc.
$ 1,360,000	7.63%, 09/01/2023	$1,462,000
2,395,000	7.88%, 12/01/2022	2,568,637
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
2,160,000	5.25%, 03/15/2025(3)	2,122,200
1,180,000	5.50%, 04/01/2023	1,188,850
2,900,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(3)	3,016,000
2,890,000	GW Honos Security Corp. 8.75%, 05/15/2025(3)	3,135,650
	Herc Rentals, Inc.
884,000	7.50%, 06/01/2022(3)	949,195
1,559,000	7.75%, 06/01/2024(3)	1,709,054
975,000	Hertz Corp. 5.50%, 10/15/2024(3)	873,259
460,000	Service Corp. International 4.63%, 12/15/2027	455,975
	United Rentals North America, Inc.
560,000	4.63%, 10/15/2025	568,400
1,025,000	5.88%, 09/15/2026	1,098,031

		19,689,276

	Construction Materials - 1.8%
1,650,000	CEMEX Finance LLC 6.00%, 04/01/2024(3)	1,733,325
940,000	Cemex S.A.B. de C.V. 6.13%, 05/05/2025(3)	1,002,275
	Jeld-Wen, Inc.
105,000	4.63%, 12/15/2025(3)	105,000
165,000	4.88%, 12/15/2027(3)	165,206
1,705,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,768,938
1,760,000	Standard Industries, Inc. 5.38%, 11/15/2024(3)	1,821,600

		6,596,344

	Distribution/Wholesale - 0.1%
420,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(3)	443,100

	Diversified Financial Services - 5.5%
710,000	FBM Finance, Inc. 8.25%, 08/15/2021(3)	754,375
735,000	Fly Leasing Ltd. 5.25%, 10/15/2024	738,675
1,625,000	goeasy Ltd. 7.88%, 11/01/2022(3)	1,734,687
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,905,000	6.50%, 08/01/2018	1,907,381
1,590,000	6.50%, 07/01/2021	1,608,531
171,000	7.88%, 10/01/2020	175,275
	Navient Corp.
560,000	5.50%, 01/25/2023	562,100
340,000	5.63%, 08/01/2033	310,250
1,764,000	5.88%, 10/25/2024	1,771,109
2,535,000	6.13%, 03/25/2024	2,585,700
1,106,000	6.50%, 06/15/2022	1,168,213
856,000	7.25%, 09/25/2023	922,340
	Springleaf Finance Corp.
525,000	5.25%, 12/15/2019	540,750
130,000	6.13%, 05/15/2022	134,264
705,000	7.75%, 10/01/2021	778,144
1,935,000	8.25%, 12/15/2020	2,133,337
1,745,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(3)	1,779,900

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

335,000	Vantiv LLC / Vanity Issuer Corp. 4.38%, 11/15/2025(3)	$332,488

		19,937,519

	Electric - 0.7%
$ 2,570,000	AES Corp. 5.13%, 09/01/2027	2,691,278
1,460,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(8)(9)	—

		2,691,278

	Electrical Components & Equipment - 0.3%
1,045,000	General Cable Corp. 5.75%, 10/01/2022	1,077,656

	Entertainment - 3.4%
1,370,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(3)	1,359,876
1,605,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,675,219
1,920,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(3)	2,092,800
2,170,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(3)	2,250,073
1,410,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	1,508,700
705,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(3)	699,712
	Scientific Games International, Inc.
230,000	5.00%, 10/15/2025(3)	230,288
1,345,000	6.63%, 05/15/2021	1,392,075
830,000	10.00%, 12/01/2022	909,887

		12,118,630

	Environmental Control - 0.3%
441,000	Tervita Escrow Corp. 7.63%, 12/01/2021(3)	441,551
680,000	Waste Pro USA, Inc. 5.50%, 02/15/2026(3)(10)	691,900

		1,133,451

	Food - 1.9%
	Post Holdings, Inc.
2,660,000	5.00%, 08/15/2026(3)	2,596,825
1,395,000	5.63%, 01/15/2028(3)	1,388,897
990,000	5.75%, 03/01/2027(3)	990,940
1,870,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,898,050

		6,874,712

	Gas - 0.2%
640,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	654,400

	Healthcare-Products - 0.8%
2,595,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(3)	2,705,288

	Healthcare-Services - 3.3%
	Envision Healthcare Corp.
440,000	5.13%, 07/01/2022(3)	436,700
705,000	5.63%, 07/15/2022	717,337
2,645,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	2,816,925
	HCA, Inc.
2,215,000	5.38%, 02/01/2025	2,262,069
1,135,000	5.88%, 05/01/2023	1,217,287
1,776,000	7.50%, 11/15/2095	1,847,040
350,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(3)	375,813

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,010,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(3)	$2,030,100

		11,703,271

	Home Builders - 2.3%
1,915,000	AV Homes, Inc. 6.63%, 05/15/2022	2,001,175
	Beazer Homes USA, Inc.
460,000	5.88%, 10/15/2027(3)	458,850
705,000	6.75%, 03/15/2025	740,250
1,210,000	8.75%, 03/15/2022	1,321,925
1,030,000	KB Home 7.00%, 12/15/2021	1,133,000
	M/I Homes, Inc.
780,000	5.63%, 08/01/2025	793,650
1,595,000	6.75%, 01/15/2021	1,650,825

		8,099,675

	Household Products - 0.5%
2,715,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,744,388

	Household Products/Wares - 0.8%
920,000	ACCO Brands Corp. 5.25%, 12/15/2024(3)	939,550
EUR 1,505,000	Diamond (BC) B.V. 5.63%, 08/15/2025(3)	1,838,449

		2,777,999

	Housewares - 0.8%
$ 2,570,000	American Greetings Corp. 7.88%, 02/15/2025(3)	2,730,625

	Insurance - 1.5%
	Genworth Holdings, Inc.
135,000	4.80%, 02/15/2024	115,087
890,000	4.90%, 08/15/2023	763,175
505,000	7.20%, 02/15/2021	492,375
280,000	7.63%, 09/24/2021	273,616
180,000	7.70%, 06/15/2020	180,675
445,000	MGIC Investment Corp. 5.75%, 08/15/2023	478,375
845,000	Radian Group, Inc. 4.50%, 10/01/2024	845,000
2,205,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(3)	2,271,150

		5,419,453

	Internet - 1.6%
2,340,000	Netflix, Inc. 5.88%, 02/15/2025	2,504,455
	Zayo Group LLC / Zayo Capital, Inc.
2,175,000	6.00%, 04/01/2023	2,267,438
835,000	6.38%, 05/15/2025	875,706

		5,647,599

	Iron/Steel - 1.3%
	AK Steel Corp.
1,190,000	7.00%, 03/15/2027	1,216,775
910,000	7.63%, 10/01/2021	944,125
630,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(3)	655,200
475,000	Steel Dynamics, Inc. 4.13%, 09/15/2025	470,108
1,312,000	United States Steel Corp. 8.38%, 07/01/2021(3)	1,416,960

		4,703,168

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	IT Services - 0.5%
$ 1,575,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(3)	$1,838,813

	Lodging - 2.5%
1,285,000	Boyd Gaming Corp. 6.38%, 04/01/2026	1,378,163
2,590,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,693,600
1,810,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(3)	1,905,025
1,390,000	Station Casinos LLC 5.00%, 10/01/2025(3)	1,402,162
1,850,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(3)	1,776,555

		9,155,505

	Machinery - Construction & Mining - 0.8%
2,735,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(3)	2,974,313

	Machinery-Diversified - 0.7%
2,220,000	Cloud Crane LLC 10.13%, 08/01/2024(3)	2,508,600

	Media - 8.1%
	CCO Holdings LLC / CCO Holdings Capital Corp.
105,000	5.13%, 02/15/2023	107,034
1,685,000	5.13%, 05/01/2023(3)	1,717,647
495,000	5.75%, 09/01/2023	507,375
190,000	5.75%, 01/15/2024	195,700
1,610,000	5.75%, 02/15/2026(3)	1,666,350
1,840,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(3)	1,844,626
	CSC Holdings LLC
1,800,000	5.25%, 06/01/2024	1,755,000
600,000	10.13%, 01/15/2023(3)	676,875
	DISH DBS Corp.
1,050,000	5.00%, 03/15/2023	984,742
3,290,000	6.75%, 06/01/2021	3,446,275
667,000	7.88%, 09/01/2019	709,938
	Gray Television, Inc.
1,520,000	5.13%, 10/15/2024(3)	1,527,600
400,000	5.88%, 07/15/2026(3)	412,000
1,595,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,750,512
925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	978,187
2,330,000	SFR Group S.A. 7.38%, 05/01/2026(3)	2,295,050
	Sinclair Television Group, Inc.
590,000	5.13%, 02/15/2027(3)	585,575
1,005,000	5.88%, 03/15/2026(3)	1,042,687
	TEGNA, Inc.
1,760,000	4.88%, 09/15/2021(3)	1,786,400
667,000	5.13%, 10/15/2019	675,471
810,000	6.38%, 10/15/2023	847,463
1,845,000	Tribune Media Co. 5.88%, 07/15/2022	1,898,044
	Viacom, Inc.
405,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(6)	410,063
150,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(6)	154,688
990,000	Videotron Ltd. 5.00%, 07/15/2022	1,032,075

		29,007,377

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Metal Fabricate/Hardware - 0.6%
	Novelis Corp.
$ 650,000	5.88%, 09/30/2026(3)	$669,884
1,200,000	6.25%, 08/15/2024(3)	1,257,000
400,000	TriMas Corp. 4.88%, 10/15/2025(3)	402,000

		2,328,884

	Mining - 2.1%
1,740,000	Constellium N.V. 5.88%, 02/15/2026(3)	1,774,800
	First Quantum Minerals Ltd.
885,000	7.00%, 02/15/2021(3)	915,975
200,000	7.25%, 04/01/2023(3)	211,750
650,000	7.50%, 04/01/2025(3)	696,345
1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,377,075
	New Gold, Inc.
95,000	6.25%, 11/15/2022(3)	97,375
990,000	6.38%, 05/15/2025(3)	1,044,450
230,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/2022(3)	236,900
975,000	Teck Resources Ltd. 8.50%, 06/01/2024(3)	1,100,531

		7,455,201

	Miscellaneous Manufacturing - 0.6%
2,155,000	Bombardier, Inc. 6.13%, 01/15/2023(3)	2,176,550

	Office/Business Equipment - 0.1%
405,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	416,138

	Oil & Gas - 9.2%
2,610,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(3)	2,707,875
2,785,000	California Resources Corp. 8.00%, 12/15/2022(3)	2,339,400
	Continental Resources, Inc.
500,000	3.80%, 06/01/2024	490,000
500,000	4.38%, 01/15/2028(3)	498,200
250,000	4.50%, 04/15/2023	253,125
1,935,000	4.90%, 06/01/2044	1,930,162
397,000	5.00%, 09/15/2022	401,963
2,045,000	Denbury Resources, Inc. 9.00%, 05/15/2021(3)	2,091,012
1,385,000	Energen Corp. 4.63%, 09/01/2021	1,405,775
795,000	Ensco plc 5.75%, 10/01/2044	567,431
1,380,000	Laredo Petroleum, Inc. 5.63%, 01/15/2022	1,397,250
	MEG Energy Corp.
390,000	6.38%, 01/30/2023(3)	335,400
1,210,000	6.50%, 01/15/2025(3)	1,182,775
1,065,000	7.00%, 03/31/2024(3)	922,556
1,395,000	Noble Holding International Ltd. 7.75%, 01/15/2024	1,293,862
	QEP Resources, Inc.
2,135,000	5.25%, 05/01/2023	2,177,700
200,000	5.38%, 10/01/2022	206,250
420,000	5.63%, 03/01/2026	428,400
235,000	6.80%, 03/01/2020	249,100
930,000	Rowan Cos., Inc. 5.85%, 01/15/2044	744,000
	SM Energy Co.
1,695,000	5.00%, 01/15/2024	1,665,337

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 240,000	6.13%, 11/15/2022	$249,300
115,000	6.50%, 11/15/2021	117,444
	Sunoco L.P. / Sunoco Finance Corp.
370,000	5.50%, 02/15/2026(3)	377,752
235,000	5.88%, 03/15/2028(3)	239,994
	Transocean, Inc.
385,000	6.80%, 03/15/2038	330,138
115,000	7.50%, 04/15/2031	109,538
470,000	9.35%, 12/15/2041	479,400
	Tullow Oil plc
1,650,000	6.00%, 11/01/2020(3)	1,666,500
580,000	6.25%, 04/15/2022(3)	594,500
2,230,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(3)	2,241,150
	WPX Energy, Inc.
595,000	5.25%, 09/15/2024	602,437
1,410,000	6.00%, 01/15/2022	1,484,025
1,250,000	8.25%, 08/01/2023	1,434,375

		33,214,126

	Oil & Gas Services - 0.4%
	Weatherford International Ltd.
335,000	5.95%, 04/15/2042	271,350
880,000	6.50%, 08/01/2036	756,800
335,000	7.00%, 03/15/2038	299,825

		1,327,975

	Packaging & Containers - 5.5%
1,840,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(4)	1,913,600
620,000	ARD Securities Finance SARL 8.75%, 01/31/2023(3)(4)	641,700
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,395,000	6.00%, 06/30/2021(3)	1,426,388
370,000	6.00%, 02/15/2025(3)	382,025
1,581,000	7.25%, 05/15/2024(3)	1,699,101
1,865,000	Berry Global, Inc. 6.00%, 10/15/2022	1,944,263
1,200,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(3)	1,206,000
2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(3)	2,226,962
1,680,000	Multi-Color Corp. 4.88%, 11/01/2025(3)	1,686,300
2,985,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(3)	3,171,562
530,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(3)	549,875
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,050,000	5.13%, 07/15/2023(3)	2,105,145
815,000	7.00%, 07/15/2024(3)	866,956

		19,819,877

	Pharmaceuticals - 4.0%
335,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(3)	335,000
	Endo Finance LLC
2,095,000	6.00%, 07/15/2023(3)	1,641,956
2,985,000	6.00%, 02/01/2025(3)	2,244,362
1,065,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	1,035,234
	Valeant Pharmaceuticals International, Inc.
1,155,000	5.50%, 03/01/2023(3)	1,033,367
7,395,000	5.88%, 05/15/2023(3)	6,681,013
1,000,000	6.13%, 04/15/2025(3)	895,200
355,000	7.00%, 03/15/2024(3)	377,521

		14,243,653

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Pipelines - 0.8%
	Energy Transfer Equity L.P.
$ 670,000	5.50%, 06/01/2027	$706,026
1,907,000	7.50%, 10/15/2020	2,095,926

		2,801,952

	Real Estate Investment Trusts - 0.3%
1,095,000	Equinix, Inc. 5.88%, 01/15/2026	1,163,438

	Retail - 3.6%
	1011778 BC ULC / New Red Finance, Inc.
805,000	4.25%, 05/15/2024(3)	790,913
3,570,000	5.00%, 10/15/2025(3)	3,574,462
1,055,000	Beacon Escrow Corp. 4.88%, 11/01/2025(3)	1,049,725
1,595,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	1,579,050
1,305,000	Party City Holdings, Inc. 6.13%, 08/15/2023(3)	1,339,256
1,400,000	Staples, Inc. 8.50%, 09/15/2025(3)	1,352,750
3,400,000	United Rentals North America, Inc. 4.88%, 01/15/2028	3,395,750

		13,081,906

	Semiconductors - 1.3%
570,000	Entegris, Inc. 4.63%, 02/10/2026(3)	572,138
2,005,000	Micron Technology, Inc. 5.50%, 02/01/2025	2,102,744
	Sensata Technologies B.V.
1,005,000	5.00%, 10/01/2025(3)	1,042,687
770,000	5.63%, 11/01/2024(3)	838,337

		4,555,906

	Software - 3.4%
1,135,000	Camelot Finance S.A. 7.88%, 10/15/2024(3)	1,208,775
1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(3)	1,170,125
	First Data Corp.
610,000	5.38%, 08/15/2023(3)	629,063
2,110,000	5.75%, 01/15/2024(3)	2,181,212
2,305,000	7.00%, 12/01/2023(3)	2,427,465
544,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(3)(4)	554,880
2,925,000	Infor U.S., Inc. 6.50%, 05/15/2022	3,016,406
930,000	Workday, Inc. 0.25%, 10/01/2022(3)	968,368

		12,156,294

	Telecommunications - 4.0%
	Altice Financing S.A.
1,570,000	6.63%, 02/15/2023(3)	1,590,253
1,870,000	7.50%, 05/15/2026(3)	1,942,462
	Nokia Oyj
200,000	3.38%, 06/12/2022	195,580
205,000	4.38%, 06/12/2027	198,994
1,435,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,483,431
	Sprint Corp.
1,084,000	7.13%, 06/15/2024	1,099,360
2,660,000	7.25%, 09/15/2021	2,826,809

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 110,000	7.63%, 02/15/2025	$114,125
4,766,000	7.88%, 09/15/2023	5,048,004

		14,499,018

	Transportation - 0.2%
551,000	Hertz Corp. 7.63%, 06/01/2022(3)	575,795

	Total Corporate Bonds (cost $314,096,349)	$322,999,228

Senior Floating Rate Interests - 1.4%(11)
	Healthcare-Products - 0.4%
1,317,500	INC Research LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/01/2024	1,322,849

	Household Products - 0.2%
550,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.46%, 09/06/2024	547,250

	Leisure Time - 0.6%
2,275,000	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 10/20/2024	2,289,219

	Machinery-Diversified - 0.2%
705,521	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.44%, 07/30/2024	708,569

	Total Senior Floating Rate Interests (cost $4,831,861)	$4,867,887

Convertible Bonds - 1.9%
	Commercial Services - 0.2%
800,000	Cardtronics, Inc. 1.00%, 12/01/2020	744,645

	Media - 0.5%
470,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(3)	553,077
1,310,000	DISH Network Corp. 3.38%, 08/15/2026	1,391,034

		1,944,111

	Oil & Gas - 0.2%
1,645,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(2)	551,075

	Semiconductors - 0.5%
	Microchip Technology, Inc.
656,000	1.63%, 02/15/2027(3)	796,862
684,000	2.25%, 02/15/2037(3)	840,717

		1,637,579

	Software - 0.5%
862,000	ServiceNow, Inc. 0.00%, 06/01/2022(3)(12)	1,054,539
878,000	Western Digital Corp. 1.50%, 02/01/2024(10)	896,137

		1,950,676

	Total Convertible Bonds (cost $7,691,095)	$6,828,086

Common Stocks - 1.5%
	Banks - 0.2%
58,368	MGIC Investment Corp.*	865,014
	Consumer Services - 0.3%
69,500	Caesars Entertainment Corp.*	969,525
	Diversified Financials - 0.3%
56,200	Curo Group Holdings Corp.*	941,912
	Energy - 0.5%
104,555,002	KCA Deutag*(1)(3)(8)(9)	663,610

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

22,600	Peabody Energy Corp.*		$913,266
78,358	Vistra Energy Corp.		63,862

			1,640,738

	Materials - 0.2%
68,000	Constellium N.V. Class A*		873,800

	Utilities - 0.0%
3,200,000	TCEH Corp.*(1)(8)(9)		3

	Total Common Stocks (cost $5,523,936)		$5,290,992

Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
19,075	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 7.20%(6)		496,332

	Total Preferred Stocks (cost $499,841)		$496,332

	Total Long-Term Investments (cost $333,559,002)		$340,482,525

Short-Term Investments - 4.4%
	Other Investment Pools & Funds - 4.4%
15,784,374	Fidelity Institutional Government Fund, Institutional Class, 1.22%(13)		15,784,374

	Total Short-Term Investments (cost $15,784,374)		$15,784,374

	Total Investments (cost $349,343,376)	99.2%	$356,266,899
	Other Assets and Liabilities	0.8%	2,891,405

	Total Net Assets	100.0%	$359,158,304

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $172,932,549, which represented 48.1% of total net assets.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $9,187,462, which represented 2.6% of total net assets.
(8)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $663,613, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(9)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $663,613, which represented 0.2% of total net assets. At January 31, 2018, the aggregate value of these securities was $663,613, which represents 0.2% of total net assets.

(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,558,000 at January 31, 2018.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(12)	Security is a zero-coupon bond.
(13)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,223,061 USD	5,011,000	EUR	CBK	02/28/18	$ —	$ (9,319)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	322,999,228	—	322,999,228	—
Senior Floating Rate Interests	4,867,887	—	4,867,887	—
Convertible Bonds	6,828,086	—	6,828,086	—
Common Stocks
Banks	865,014	865,014	—	—
Consumer Services	969,525	969,525	—	—
Diversified Financials	941,912	941,912	—	—
Energy	1,640,738	913,266	63,862	663,610
Materials	873,800	873,800	—	—
Utilities	3	—	—	3
Preferred Stocks	496,332	496,332	—	—
Short-Term Investments	15,784,374	15,784,374	—	—

Total	$356,266,899	$20,844,223	$334,759,063	$663,613

Liabilities
Foreign Currency Contracts(2)	$(9,319)	$—	$(9,319)	$—

Total	$(9,319)	$—	$(9,319)	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

The Hartford Inflation Plus Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 2.5%
	Asset-Backed - Finance & Insurance - 0.2%
$ 1,360,000	HSI Asset Securitization Corp. Trust 1 mo. USD LIBOR + 0.270%, 1.83%, 02/25/2036(1)	$1,349,426

	Asset-Backed - Home Equity - 0.2%
752,967	GSAA Home Equity Trust 5.99%, 06/25/2036(2)	393,935
732,470	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(3)	455,495

		849,430

	Whole Loan Collateral CMO - 2.1%
714,470	Adjustable Rate Mortgage Trust 1 mo. USD LIBOR + 0.540%, 2.10%, 11/25/2035(1)	709,416
1,121,701	Banc of America Funding Trust 6.05%, 10/25/2036(3)	1,028,319
376,912	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 3.52%, 10/25/2035(1)	383,879
636,433	Chase Mortgage Finance Trust 3.47%, 12/25/2035(2)	622,658
505,295	Deutsche Alt-A Securities Mortgage Loan Trust 1 mo. USD LIBOR + 0.150%, 1.71%, 12/25/2036(1)	466,684
	Fannie Mae Connecticut Avenue Securities
337,889	1 mo. USD LIBOR + 4.900%, 6.46%, 11/25/2024(1)	387,096
191,813	1 mo. USD LIBOR + 5.700%, 7.26%, 04/25/2028(1)	221,095
138,000	1 mo. USD LIBOR + 6.000%, 7.56%, 09/25/2028(1)	163,437
238,544	GreenPoint Mortgage Funding Trust 12 mo. USD MTA + 1.400%, 2.53%, 10/25/2045(1)	203,810
617,424	GSR Mortgage Loan Trust 3.61%, 10/25/2035(2)	535,649
604,970	HarborView Mortgage Loan Trust 1 mo. USD LIBOR + 0.190%, 1.75%, 01/19/2038(1)	568,415
2,639,088	IndyMac Index Mortgage Loan Trust 1 mo. USD LIBOR + 0.290%, 1.85%, 01/25/2036(1)	2,197,498
986,150	JP Morgan Mortgage Trust 3.55%, 01/25/2037(2)	992,731
	MASTR Adjustable Rate Mortgages Trust
1,198,019	1 mo. USD LIBOR + 0.240%, 1.80%, 05/25/2037(1)	766,357
13,030	3.46%, 11/21/2034(2)	13,348
	Residential Funding Mortgage Securities, Inc.
236,127	4.07%, 02/25/2036(2)	215,412
432,251	6.00%, 07/25/2037	410,460
633,863	Structured Adjustable Rate Mortgage Loan Trust 3.61%, 06/25/2035(2)	581,818
671,260	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.420%, 1.98%, 06/25/2044(1)	651,352
835,813	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 12 mo. USD MTA + 0.830%, 1.96%, 11/25/2046(1)	715,314

		11,834,748

	Total Asset & Commercial Mortgage Backed Securities (cost $13,160,262)	$14,033,604

Foreign Government Obligations - 3.5%
	Argentina - 0.2%
ARS 18,856,000	Argentina Politica Monet 27.78%, 06/21/2020(2)	1,051,423

	Brazil - 1.4%
	Brazil Notas do Tesouro Nacional
BRL 11,578,318	6.00%, 05/15/2019(4)	3,785,207
12,051,339	6.00%, 08/15/2022(4)	4,016,553

		7,801,760

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Colombia - 0.3%
COP 4,988,433,465	Colombian TES 4.75%, 02/23/2023(4)	$1,946,125

	Russia - 0.7%
RUB 222,336,550	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(4)	3,908,770

	South Africa - 0.3%
ZAR 20,421,447	South Africa Government Bond - CPI Linked 1.88%, 02/28/2033(4)	1,534,248

	Thailand - 0.6%
THB 113,000,000	Bank of Thailand 1.47%, 02/17/2018(2)	3,608,162

	Total Foreign Government Obligations (cost $18,301,423)	$19,850,488

Senior Floating Rate Interests - 5.1%(5)
	Aerospace/Defense - 0.1%
$ 596,833	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.37%, 06/09/2023	601,918

	Airlines - 0.2%
326,700	American Airlines, Inc. 1 mo. USD LIBOR + 2.500%, 3.57%, 04/28/2023	327,762
478,776	Delta Air Lines, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 08/24/2022	482,538

		810,300

	Biotechnology - 0.0%
99,749	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/15/2022	99,998

	Chemicals - 0.1%
310,750	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 3.85%, 02/14/2024	312,692
182,234	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 4.85%, 06/09/2023	184,057
28,985	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	29,243
66,888	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	67,485
118,802	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 07/01/2024	119,892

		713,369

	Commercial Services - 0.3%
149,250	Clean Harbors, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 06/27/2024	150,090
196,500	Hertz Corp. 1 mo. USD LIBOR + 2.750%, 4.33%, 06/30/2023	196,653
115,734	KAR Auction Services, Inc. 3 mo. USD LIBOR + 2.500%, 4.25%, 03/09/2023	116,842
208,950	PSAV Holdings LLC 3 mo. USD LIBOR + 3.500%, 5.05%, 04/27/2024	209,472
139,423	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 11/15/2023	140,088
221,625	Russell Investment 3 mo. USD LIBOR + 4.250%, 5.94%, 06/01/2023	223,121
188,575	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/06/2024	184,804
288,550	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/01/2024	289,814
172,339	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 3.57%, 04/10/2023	173,344
148,500	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 12/07/2023	149,923

		1,834,151

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Distribution/Wholesale - 0.1%
$ 496,250	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/31/2023	$499,590

	Diversified Financial Services - 0.2%
198,500	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.44%, 04/04/2024	199,878
500,000	Delos Finance S.a.r.l. 3 mo. USD LIBOR + 2.000%, 3.69%, 10/06/2023	503,830
155,000	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 12/27/2022	157,066
EUR 110,000	Nets Holding A/S 0.00%, 11/27/2024(6)	136,883
$ 303,211	RPI Finance Trust 3 mo. USD LIBOR + 2.000%, 3.69%, 03/27/2023	305,221

		1,302,878

	Electric - 0.1%
119,100	AES Corp. 3 mo. USD LIBOR + 2.000%, 3.45%, 05/24/2022	119,522
120,639	Helix Gen Funding LLC 3 mo. USD LIBOR + 3.750%, 5.44%, 06/02/2024	121,710

		241,232

	Energy-Alternate Sources - 0.2%
185,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 5.77%, 10/31/2024	187,198
190,000	Circor International, Inc. 3 mo. USD LIBOR + 3.500%, 5.05%, 11/20/2024	191,425
746,802	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.20%, 12/31/2023	749,042
	TEX Operations Co. LLC
26,923	3 mo. USD LIBOR + 2.750%, 4.06%, 08/04/2023	27,120
143,550	1 mo. USD LIBOR + 2.750%, 4.07%, 08/04/2023	144,601

		1,299,386

	Engineering & Construction - 0.0%
223,875	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.00%, 06/21/2024	226,573

	Entertainment - 0.0%
113,568	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 4.82%, 10/03/2023	114,669

	Environmental Control - 0.0%
131,400	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.750%, 3.72%, 11/10/2023	132,191

	Food - 0.1%
217,600	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.10%, 10/30/2022	215,914
298,500	Post Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 3.83%, 05/24/2024	300,240

		516,154

	Food Service - 0.0%
100,000	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/11/2025	100,833

	Healthcare-Products - 0.1%
145,313	INC Research LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/01/2024	145,902
99,500	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 4.94%, 02/02/2024	99,575
103,688	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 09/07/2023	81,447

		326,924

	Healthcare-Services - 0.1%
	Community Health Systems, Inc.
70,478	3 mo. USD LIBOR + 2.750%, 4.23%, 12/31/2019	69,509

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 122,769	3 mo. USD LIBOR + 3.000%, 4.48%, 01/27/2021	$120,383
242,550	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.58%, 12/01/2023	243,358
312,543	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 06/07/2023	314,643

		747,893

	Household Products/Wares - 0.1%
289,275	Galleria Co. 1 mo. USD LIBOR + 3.000%, 4.63%, 09/29/2023	290,904

	Insurance - 0.2%
704,179	Asurion LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 11/03/2023	709,461
98,973	HUB International Ltd. 3 mo. USD LIBOR + 3.000%, 4.41%, 10/02/2020	99,625
249,375	USI, Inc. 3 mo. USD LIBOR + 3.000%, 4.69%, 05/16/2024	250,435

		1,059,521

	Leisure Time - 0.3%
	Aristocrat Leisure Ltd.
150,000	3 mo. USD LIBOR + 2.000%, 3.74%, 10/19/2024	151,062
200,000	3 mo. USD LIBOR + 2.000%, 3.75%, 10/20/2021	201,750
445,161	Caesars Resort Collection LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 12/22/2024	450,338
100,000	Churchill Downs, Inc. 3 mo. USD LIBOR + 2.000%, 3.57%, 12/27/2024	100,625
145,162	Eldorado Resorts LLC 3 mo. USD LIBOR + 2.250%, 3.84%, 04/17/2024	146,069
255,000	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 10/20/2024	256,594
115,000	NCL Corp. Ltd. 1 mo. USD LIBOR + 1.750%, 3.30%, 10/10/2021	115,144

		1,421,582

	Lodging - 0.1%
175,328	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 3.97%, 09/15/2023	176,534
275,000	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/06/2024	276,719
168,725	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.07%, 06/08/2023	169,618

		622,871

	Media - 0.5%
119,700	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.47%, 01/31/2026	117,905
295,500	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.58%, 04/30/2025	297,116
299,611	CSC Holdings LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 07/17/2025	299,923
240,000	MacDonald, Dettwiler and Associates Ltd. 3 mo. USD LIBOR + 2.750%, 4.31%, 10/04/2024	241,951
100,000	Meredith Corp. 0.00%, 01/17/2025(6)	101,056
326,706	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 4.72%, 01/31/2026	314,184
330,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(6)	332,749
145,000	Unitymedia Finance LLC 0.00%, 01/15/2026(6)	145,222
260,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	261,105
270,000	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 08/09/2024	271,687

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 670,000	Virgin Media Bristol LLC 3 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	$673,725

		3,056,623

	Miscellaneous Manufacturing - 0.1%
EUR 105,000	CeramTec Group GmbH 0.00%, 11/29/2024(6)	130,608
$ 179,550	H.B. Fuller Co. 1 mo. USD LIBOR + 2.250%, 3.81%, 10/20/2024	180,871

		311,479

	Oil & Gas - 0.2%
100,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.31%, 12/31/2022	101,752
110,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 8.95%, 08/23/2021	117,632
775,260	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 3.56%, 02/02/2024	776,826
53,990	Peabody Energy Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 03/31/2022	54,687

		1,050,897

	Packaging & Containers - 0.3%
330,940	Berry Plastics Group, Inc. 3 mo. USD LIBOR + 2.000%, 3.55%, 02/08/2020	332,595
100,000	Crown Holdings, Inc. 0.00%, 01/03/2025(6)	101,109
163,763	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 4.70%, 12/29/2023	164,863
99,750	Plastipak Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.45%, 10/14/2024	100,747
958,938	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/05/2023	965,909

		1,665,223

	Pharmaceuticals - 0.2%
368,150	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 5.88%, 04/29/2024	368,334
592,177	Quintiles IMS, Inc. 3 mo. USD LIBOR + 2.000%, 3.69%, 03/07/2024	595,665

		963,999

	Real Estate - 0.1%
354,433	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 4.83%, 11/04/2021	354,234
230,000	VICI Properties LLC REIT 3 mo. USD LIBOR + 2.250%, 3.81%, 12/20/2024	231,700

		585,934

	Real Estate Investment Trust - 0.1%
260,363	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.250%, 3.82%, 04/25/2023	262,175

	Retail - 0.3%
261,702	Albertsons LLC 3 mo. USD LIBOR + 3.000%, 4.68%, 12/21/2022	260,095
110,952	B&G Foods, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 11/02/2022	112,082
123,802	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 3.87%, 02/16/2024	124,483
199,500	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.57%, 09/25/2024	200,497
241,222	Coty, Inc. 1 mo. USD LIBOR + 2.500%, 4.06%, 10/27/2022	243,031
127,406	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 08/18/2023	127,866
316,123	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 01/30/2023	318,143

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 182,694	Pizza Hut Holdings LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 06/16/2023	$184,065
130,000	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.49%, 09/12/2024	129,269

		1,699,531

	Semiconductors - 0.0%
108,563	ON Semiconductor Corp. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/31/2023	109,310

	Software - 0.7%
164,588	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 4.98%, 06/13/2024	165,427
248,125	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2024	249,614
253,851	Dell, Inc. 1 mo. USD LIBOR + 2.000%, 3.58%, 09/07/2023	254,763
	First Data Corp.
893,287	1 mo. USD LIBOR + 2.250%, 3.81%, 07/08/2022	899,245
412,475	1 mo. USD LIBOR + 2.250%, 3.81%, 04/26/2024	415,395
260,008	Global Payments, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 04/21/2023	261,742
228,603	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 02/15/2024	230,203
562,563	Infor U.S., Inc. 3 mo. USD LIBOR + 2.750%, 4.44%, 02/01/2022	565,376
18,702	MA FinanceCo LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	18,787
126,298	Seattle Spinco, Inc. 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	126,877
189,828	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 3.82%, 07/08/2022	190,812
208,950	Verint Systems, Inc. 3 mo. USD LIBOR + 2.250%, 3.59%, 06/28/2024	209,821
487,575	WEX, Inc. 3 mo. USD LIBOR + 2.750%, 3.82%, 06/30/2023	492,958

		4,081,020

	Telecommunications - 0.3%
375,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 3.70%, 02/22/2024	376,564
158,706	MaxLinear, Inc. 1 mo. USD LIBOR + 2.500%, 4.06%, 05/12/2024	159,698
436,700	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.13%, 02/02/2024	437,608
135,000	Telenet International Finance S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.06%, 03/01/2026	135,736
225,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 09/30/2025	225,468
376,982	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/15/2024	377,117
100,095	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 01/19/2024	100,645

		1,812,836

	Transportation - 0.0%
105,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.06%, 11/01/2024	105,832

	Total Senior Floating Rate Interests (cost $28,490,887)	$28,667,796

U.S. Government Securities - 88.4%
	U.S. Treasury Securities - 88.4%
	U.S. Treasury Bonds - 7.7%
35,991,590	U.S. Treasury Bonds 2.50%, 01/15/2029(4)	43,020,172

		43,020,172

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	U.S. Treasury Notes - 80.7%
$ 3,199,136	0.13%, 04/15/2018(4)(7)(8)(9)		$3,203,885
14,753,591	0.13%, 04/15/2019(4)		14,742,119
4,293,373	0.13%, 04/15/2020(4)		4,274,434
206,071,419	0.13%, 04/15/2021(4)		204,171,698
36,718,814	0.13%, 01/15/2023(4)		36,130,407
65,526,911	0.13%, 07/15/2024(4)		64,107,385
9,560,419	0.25%, 01/15/2025(4)		9,367,198
42,969,423	0.38%, 07/15/2025(4)		42,522,086
74,252,804	0.63%, 01/15/2024(4)		74,809,096
1,468,940	0.63%, 01/15/2026(4)		1,473,222

			454,801,530

			497,821,702

	Total U.S. Government Securities (cost $502,744,460)		$497,821,702

	Total Long-Term Investments (cost $562,697,032)		$560,373,590

Short-Term Investments - 0.6%
	Other Investment Pools & Funds - 0.6%
3,592,543	Fidelity Institutional Government Fund, Institutional Class, 1.22%(10)		$3,592,543

	Total Short-Term Investments (cost $3,592,543)		$3,592,543

	Total Investments (cost $566,289,575)	100.1%	$563,966,133
	Other Assets and Liabilities	(0.1)%	(505,996)

	Total Net Assets	100.0%	$563,460,137

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(5)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(10)	Current yield as of period end.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	495	03/20/2018	$60,181,172	$(1,016,546)
U.S. Treasury 10-Year Ultra Future	100	03/20/2018	13,020,312	(397,643)
U.S. Treasury 2-Year Note Future	68	03/29/2018	$14,499,938	(92,686)

Total				$(1,506,875)

Short position contracts:
Australian 10-Year Bond Future	74	03/15/2018	$7,608,207	$92,541
Canadian Government 10-Year Bond Future	34	03/20/2018	3,655,138	28,386
Long Gilt Future	79	03/27/2018	13,700,213	251,217
U.S. Treasury 5-Year Note Future	154	03/29/2018	17,665,484	1,351

Total				$373,495

Total futures contracts				$(1,133,380)

OTC Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.6	GSC	USD	19,383,327	0.50%	05/11/63	Monthly	$—	$(15,390)	$181,168	$196,558

Total traded indices							$—	$(15,390)	$181,168	$196,558

Total OTC contracts							$—	$(15,390)	$181,168	$196,558

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2018

Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	2.29% Fixed	CPURNSA	USD	25,572,000	01/15/22	At maturity	$—	$—	$(102,498)	$(102,498)
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/24	At maturity	—	—	45,730	45,730
BOA	CPURNSA	2.10% Fixed	USD	15,660,000	07/15/27	At maturity	—	—	(336,490)	(336,490)

	Total						$—	$—	$(393,258)	$(393,258)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	0.93% Fixed	USD	13,439,000	08/22/24	Annual	$—	$—	$1,165,645	$1,165,645
12M Federal Funds Rate	2.17% Fixed	USD	2,290,000	11/15/24	Annual	—	(2,388)	25,741	28,129
12M Federal Funds Rate	2.17% Fixed	USD	2,320,000	11/15/24	Annual	—	—	26,078	26,078
12M Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	Annual	—	—	959,461	959,461
12M Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	Annual	87,226	—	365,101	277,875

Total						$87,226	$(2,388)	$2,542,026	$2,457,188

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Bond Forward Contracts Outstanding at January 31, 2018

Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)

BOA	U.S. Treasury Bonds, 0.13%, 04/15/2020	USD	7,053,291	12/02/2017	$(19,506)
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2024	USD	12,039,547	02/28/2018	(50,135)
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2024	USD	2,780,892	12/02/2017	(12,800)
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2026	USD	17,595,471	01/01/2018	(79,043)
BOA	U.S. Treasury Bonds, 2.38%, 01/15/2025	USD	25,163,419	02/28/2018	(119,607)

Total					$(281,091)

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation

4,965,000	AUD	4,017,772	USD	CBA	02/28/18	$—	$(17,473)
5,872,000	CAD	4,767,395	USD	BCLY	02/28/18	8,142	—
7,117,097	USD	23,859,000	BRL	SCB	03/21/18	—	(332,846)
6,182,392	USD	5,833,000	CHF	MSC	02/28/18	—	(97,754)
1,485,702	USD	4,536,740,000	COP	MSC	03/21/18	—	(107,789)
10,626,767	USD	8,557,000	EUR	CBK	02/28/18	—	(15,913)
8,857,186	USD	6,238,000	GBP	GSC	02/28/18	—	(8,942)
6,534,825	USD	709,963,000	JPY	SSG	02/28/18	21,842	—
6,498,824	USD	709,964,000	JPY	BCLY	02/28/18	—	(14,168)
3,519,412	USD	211,763,000	RUB	BCLY	03/21/18	—	(224,005)
696,828	USD	22,626,000	THB	SCB	03/21/18	—	(26,448)
1,393,257	USD	45,253,000	THB	SCB	03/21/18	—	(53,327)
1,393,043	USD	45,253,000	THB	BCLY	03/21/18	—	(53,542)
1,371,213	USD	19,012,000	ZAR	GSC	03/20/18	—	(221,891)

Total						$29,984	$(1,174,098)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
LIBOR	London Interbank Interest rate
MTA	Monthly Treasury Average Index
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

The Hartford Inflation Plus Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$14,033,604	$—	$14,033,604	$—
Foreign Government Obligations	19,850,488	—	19,850,488	—
Senior Floating Rate Interests	28,667,796	—	28,667,796	—
U.S. Government Securities	497,821,702	—	497,821,702	—
Short-Term Investments	3,592,543	3,592,543	—	—
Foreign Currency Contracts(2)	29,984	—	29,984	—
Futures Contracts(2)	373,495	373,495	—	—
Swaps - Credit Default(2)	196,558	—	196,558	—
Swaps - Interest Rate(2)	2,502,918	—	2,502,918	—

Total	$567,069,088	$3,966,038	$563,103,050	$—

Liabilities
Bond Forward Contracts(2)	$(281,091)	$—	$(281,091)	$—
Foreign Currency Contracts(2)	(1,174,098)	—	(1,174,098)	—
Futures Contracts(2)	(1,506,875)	(1,506,875)	—	—
Swaps - Interest Rate(2)	(438,988)	—	(438,988)	—

Total	$(3,401,052)	$(1,506,875)	$(1,894,177)	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford International Equity Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 91.0%
	Argentina - 0.8%
941	Banco Macro S.A. ADR	$102,136
2,085	Grupo Financiero Galicia S.A. ADR	145,533
4,321	Loma Negra Cia Industrial Argentina S.A. ADR*	102,667
1,520	Pampa Energia S.A. ADR*	107,160
3,248	YPF S.A. ADR	78,439

		535,935

	Australia - 2.0%
9,811	BHP Billiton plc	218,493
42,964	Goodman Group REIT	280,365
22,598	Resolute Mining Ltd.	21,391
80,420	South32 Ltd.	246,959
23,787	Transurban Group	230,294
7,786	Wesfarmers Ltd.	274,632
21,484	Western Areas Ltd.	57,022

		1,329,156

	Austria - 0.1%
3,148	Zumtobel Group AG	36,903

	Belgium - 0.8%
1,877	Ageas	99,243
8,730	AGFA-Gevaert N.V.*	43,854
2,917	Groupe Bruxelles Lambert S.A.	343,634
1,795	Orange Belgium S.A.	37,928

		524,659

	Brazil - 2.3%
75,830	BR Malls Participacoes S.A.	305,843
6,492	Fibria Celulose S.A. ADR	111,662
28,860	Gerdau S.A. ADR	129,293
7,636	Gol Linhas Aereas Inteligentes S.A. ADR*	86,440
11,043	Itau Unibanco Holding S.A. ADR	181,105
33,322	Kroton Educacional S.A.	169,957
40,900	Localiza Rent a Car S.A.	330,949
10,530	Lojas Renner S.A.	125,130
900	Pagseguro Digital Ltd. Class A*	25,146
5,450	Petroleo Brasileiro S.A. ADR*	72,812

		1,538,337

	Canada - 7.8%
5,613	Advantage Oil & Gas Ltd.*	18,025
1,824	ARC Resources Ltd.	20,064
3,555	Bank of Montreal	292,868
4,970	Bank of Nova Scotia	330,202
9,279	Barrick Gold Corp.	133,452
6,738	Brookfield Asset Management, Inc. Class A	282,010
11,038	Cameco Corp.	101,586
2,857	Canadian Imperial Bank of Commerce	283,052
1,575	Canadian National Railway Co.	126,230
2,080	Canadian Natural Resources Ltd.	71,007
500	Canopy Growth Corp.*	12,610
8,695	Centerra Gold, Inc.*	44,889
4,669	CGI Group, Inc. Class A*	267,234
6,352	Descartes Systems Group, Inc.*	179,715
1,444	Dollarama, Inc.	197,441
17,877	Eldorado Gold Corp.	23,240
15,456	Encana Corp.	191,127
22,363	First Quantum Minerals Ltd.	333,445
8,281	Fortis, Inc.	292,595
2,924	Intact Financial Corp.	245,164
9,202	Kinross Gold Corp.*	39,845
9,454	Klondex Mines Ltd.*	20,753
4,380	Magna International, Inc.	250,194
1,489	Northern Dynasty Minerals Ltd.*	1,477

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

9,645	Painted Pony Energy Ltd.*	$18,349
2,365	PrairieSky Royalty Ltd.	58,567
24,725	Raging River Exploration, Inc.*	149,757
4,659	Royal Bank of Canada	398,932
36,670	StorageVault Canada, Inc.	72,147
5,723	Toronto-Dominion Bank	348,126
1,707	Tourmaline Oil Corp.*	27,576
5,162	TransCanada Corp.	237,662
11,226	Tricon Capital Group, Inc.	98,022
5,108	Uranium Participation Corp.*	16,196

		5,183,559

	China - 7.3%
66,330	361 Degrees International Ltd.	24,135
3,478	Alibaba Group Holding Ltd. ADR*	710,521
9,700	Anhui Conch Cement Co., Ltd. Class A	53,216
10,900	Anhui Conch Cement Co., Ltd. Class H	59,807
1,020	BeiGene Ltd. ADR*	138,465
109,670	China BlueChemical Ltd. Class H	39,452
288,000	China Construction Bank Corp. Class H	330,645
141,496	China Longyuan Power Group Corp. Ltd. Class H	103,281
200,830	China Telecom Corp. Ltd. Class H	99,465
41,002	CIFI Holdings Group Co., Ltd.	35,225
56,100	CSPC Pharmaceutical Group Ltd.	124,277
100,000	Daphne International Holdings Ltd.*	6,626
34,000	Dongfeng Motor Group Co., Ltd. Class H	44,276
22,120	ENN Energy Holdings Ltd.	170,905
11,688	Gree Electric Appliances, Inc. of Zhuhai Class A	103,902
17,750	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	112,347
3,161	JD.com, Inc. ADR*	155,616
841	Kweichow Moutai Co., Ltd. Class A	102,222
9,300	Midea Group Co., Ltd. Class A	88,357
512	NetEase, Inc. ADR	163,922
3,530	New Oriental Education & Technology Group, Inc. ADR	325,078
61,960	PICC Property & Casualty Co., Ltd. Class H	128,181
23,560	Ping An Insurance Group Co. of China Ltd. Class H	277,489
9,632	Sunny Optical Technology Group Co., Ltd.	132,765
15,422	Tencent Holdings Ltd.	911,246
2,204	Weibo Corp. ADR*	285,572
17,752	Wuxi Biologics Cayman, Inc.*(1)	121,999
83,740	Xtep International Holdings Ltd.	38,002

		4,886,994

	Denmark - 0.5%
2,397	D/S Norden A/S*	47,754
2,213	DSV A/S	181,952
743	Genmab A/S*	136,094

		365,800

	Finland - 0.1%
7,613	Nokia Oyj	36,722

	France - 7.7%
1,966	Airbus SE	226,087
5,226	Alstom S.A.	229,236
9,079	BNP Paribas S.A.	749,869
1,556	Capgemini SE	206,544
11,244	Cie de Saint-Gobain	653,105
1,082	Cie Generale des Etablissements Michelin	173,092
3,881	Coface S.A.*	43,625
3,838	Danone S.A.	330,323
5,092	Engie S.A.	88,418
1,236	Essilor International Cie Generale d’Optique S.A.	175,468
750	L’Oreal S.A.	170,441
1,974	Legrand S.A.	164,232
649	Metropole Television S.A.	17,658
781	Neopost S.A.	23,256
1,940	Pernod Ricard S.A.	309,024

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

449	Renault S.A.	$49,315
4,138	Rexel S.A.	74,544
5,510	Schneider Electric SE*	516,272
2,140	Societe Generale S.A.	124,372
243	Sopra Steria Group	49,316
3,799	Television Francaise	56,980
4,431	Total S.A.	256,909
629	Unibail-Rodamco SE REIT	161,266
2,769	Valeo S.A.	218,027
652	Vicat S.A.	53,720

		5,121,099

	Germany - 3.3%
3,116	Beiersdorf AG	369,449
3,488	CECONOMY AG	50,286
24,920	E.ON SE	261,936
1,079	Hamburger Hafen und Logistik AG	30,131
1,556	HeidelbergCement AG	168,913
2,437	Henkel AG & Co. KGaA	340,802
8,163	Infineon Technologies AG	237,675
3,074	Metro AG*	66,854
1,080	Rheinmetall AG	152,874
2,557	RWE AG*	51,283
814	Salzgitter AG	49,166
1,314	SAP SE	148,667
4,828	Zalando SE*(1)	282,979

		2,211,015

	Greece - 0.5%
5,124	Alpha Bank A.E.*	12,467
13,961	Hellenic Telecommunications Organization S.A.	219,266
5,837	OPAP S.A.	78,267

		310,000

	Hong Kong - 2.2%
22,715	AIA Group Ltd.	194,020
41,635	AMVIG Holdings Ltd.	10,964
8,300	China Mobile Ltd.	87,402
129,500	China Resources Cement Holdings Ltd.	97,423
28,500	China Resources Gas Group Ltd.	93,849
25,000	CLP Holdings Ltd.	254,713
216,000	CST Group Ltd.*	1,132
3,590	Dah Sing Financial Holdings Ltd.	24,205
995,290	G-Resources Group Ltd.*	12,214
35,000	Henderson Land Development Co., Ltd.	244,251
82,000	Man Wah Holdings Ltd.	87,218
194,520	Pacific Basin Shipping Ltd.*	45,061
55,787	Sands China Ltd.	331,524

		1,483,976

	Hungary - 0.3%
28,767	Magyar Telekom Telecommunications plc	53,746
2,858	OTP Bank plc	132,500

		186,246

	India - 2.3%
14,028	Allahabad Bank*	14,696
5,783	Bharat Financial Inclusion Ltd.*	95,397
1,339	Britannia Industries Ltd.	98,528
6,705	Canara Bank	35,915
11,459	Corp. Bank*	6,950
1,810	HDFC Bank Ltd. ADR	196,548
43,382	ICICI Bank Ltd.	240,001
24,192	ICICI Bank Ltd. ADR	265,628
6,355	Indiabulls Housing Finance Ltd.	138,707
19,531	NTPC Ltd.	52,279
18,392	PC Jeweller Ltd.	140,203
25,980	State Bank of India	127,656

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

11,873	Zee Entertainment Enterprises Ltd.	$110,676

		1,523,184

	Ireland - 1.3%
30,805	Bank of Ireland Group plc*	300,613
65,540	Cairn Homes plc*	154,605
4,764	CRH plc	176,926
70,191	Glenveagh Properties plc*(1)	105,795
72,271	Hibernia plc REIT	134,054

		871,993

	Italy - 3.4%
6,088	Assicurazioni Generali S.p.A.	120,780
10,804	Banca Popolare dell’Emilia Romagna SC	63,056
21,357	Davide Campari-Milano S.p.A.	170,111
32,874	Eni S.p.A.	591,805
27,712	FinecoBank Banca Fineco S.p.A.	344,547
8,715	Geox S.p.A.	29,755
13,258	Leonardo S.p.A.	160,019
5,386	Moncler S.p.A.	177,497
19,088	Pirelli & C. S.p.A.*(1)	183,902
12,500	Saipem S.p.A.*	58,642
16,920	UniCredit S.p.A.*	373,045

		2,273,159

	Japan - 13.0%
2,450	Aisan Industry Co., Ltd.	29,575
5,100	Ajinomoto Co., Inc.	97,012
225	Alpha Systems, Inc.	5,208
5,025	Alps Electric Co., Ltd.	145,210
3,370	Avex, Inc.	50,340
910	Benesse Holdings, Inc.	34,289
2,300	Canon, Inc.	91,770
870	Cawachi Ltd.	21,192
5,940	Chiyoda Corp.	56,504
970	Chubu Steel Plate Co., Ltd.	8,251
7,280	Citizen Watch Co., Ltd.	55,935
1,050	CMIC Holdings Co., Ltd.	20,096
4,570	Dai-ichi Life Holdings, Inc.	96,370
7,910	DeNA Co., Ltd.	171,797
3,920	Eisai Co., Ltd.	223,091
2,050	Exedy Corp.	71,964
815	FANUC Corp.	221,206
2,605	Fuji Media Holdings, Inc.	42,800
15,140	Fujitsu Ltd.	111,788
4,240	Funai Electric Co., Ltd.	32,258
935	Gendai Agency, Inc.	4,839
5,540	Gree, Inc.	36,030
1,270	Hisaka Works Ltd.	13,251
5,610	Honda Motor Co., Ltd.	197,841
1,750	Honeys Holdings Co., Ltd.	18,158
2,050	Hosiden Corp.	34,108
2,700	Ichiyoshi Securities Co., Ltd.	34,966
5,020	Inpex Corp.	65,468
2,290	Japan Petroleum Exploration Co., Ltd.	63,329
1,260	Japan Steel Works Ltd.	39,515
3,150	JGC Corp.	68,460
4,390	JSR Corp.	104,351
6,520	KDDI Corp.	165,466
3,530	Keihin Corp.	73,595
6,010	Komatsu Ltd.	236,208
2,720	Kyoei Steel Ltd.	49,605
640	Melco Holdings, Inc.	22,181
400	Miraial Co., Ltd.	8,241
2,791	Mitsubishi Heavy Industries Ltd.	105,318
9,700	Mitsubishi Motors Corp.	72,177
72,129	Mitsubishi UFJ Financial Group, Inc.	545,394

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

8,980	Mitsui Fudosan Co., Ltd.	$236,496
75,030	Mizuho Financial Group, Inc.	142,238
4,130	Nakayama Steel Works Ltd.	28,238
1,370	Neturen Co., Ltd.	14,876
4,350	Nichicon Corp.	58,627
1,535	Nidec Corp.	247,049
2,300	Nikon Corp.	44,853
615	Nintendo Co., Ltd.	278,543
1,900	Nippon Telegraph & Telephone Corp.	90,981
3,705	Nippon Television Holdings, Inc.	65,249
2,140	Nishimatsuya Chain Co., Ltd.	25,200
3,370	Nissin Kogyo Co., Ltd.	63,608
3,150	NOK Corp.	73,486
6,856	Ono Pharmaceutical Co., Ltd.	169,393
1,520	Pacific Metals Co., Ltd.*	49,987
1,338	PAL GROUP Holdings Co., Ltd.	38,281
29,690	Pioneer Corp.*	63,348
500	Proto Corp.	7,547
2,500	Relia, Inc.	30,331
1,990	Sankyo Co., Ltd.	64,656
1,830	Sanyo Shokai Ltd.	35,590
6,710	Seven & i Holdings Co., Ltd.	276,853
6,520	Shinko Electric Industries Co., Ltd.	55,458
4,490	Showa Corp.	56,479
3,930	SoftBank Group Corp.	326,536
4,660	Sony Corp.	223,499
10,935	Sumitomo Mitsui Financial Group, Inc.	492,468
2,180	Sumitomo Mitsui Trust Holdings, Inc.	90,773
3,590	Sumitomo Riko Co., Ltd.	37,951
1,430	Suzuken Co., Ltd.	60,955
16,295	T&D Holdings, Inc.	292,173
6,210	Takeda Pharmaceutical Co., Ltd.	363,743
5,980	Tochigi Bank Ltd.	24,944
3,800	Tokai Rika Co., Ltd.	82,670
6,062	Tokio Marine Holdings, Inc.	286,623
1,400	Tokyo Seimitsu Co., Ltd.	61,300
6,190	Tokyo Steel Manufacturing Co., Ltd.	54,926
3,900	Toppan Forms Co., Ltd.	44,036
6,020	Toshiba Machine Co., Ltd.	49,382
3,260	Toyo Engineering Corp.	39,750
5,375	Toyo Tire & Rubber Co., Ltd.	114,786
2,720	Toyoda Gosei Co., Ltd.	72,388
1,370	TV Asahi Holdings Corp.	28,330
3,900	Ushio, Inc.	59,810
2,720	Xebio Holdings Co., Ltd.	57,997
2,270	Yamato Kogyo Co., Ltd.	65,040

		8,692,604

	Malaysia - 1.2%
127,200	IHH Healthcare Bhd	196,209
46,000	Kuala Lumpur Kepong Bhd	297,638
59,200	Public Bank Bhd	333,838

		827,685

	Netherlands - 1.9%
3,805	AerCap Holdings N.V.*	205,851
2,659	Fugro N.V.*	44,329
2,968	Heineken N.V.	333,571
16,637	ING Groep N.V.	326,672
346	Koninklijke Philips N.V.	14,103
18,620	PostNL N.V.	92,834
6,479	Royal Dutch Shell plc Class B	229,826

		1,247,186

	Norway - 0.6%
2,188	Statoil ASA	51,268
5,099	Storebrand ASA	45,643

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

7,611	Telenor ASA	$177,942
2,183	Yara International ASA	105,004

		379,857

	Poland - 0.3%
3,976	Alior Bank S.A.*	101,511
1,005	CCC S.A.	86,686

		188,197

	Portugal - 0.3%
7,929	CTT-Correios de Portugal S.A.	33,963
8,431	Galp Energia SGPS S.A.	161,051

		195,014

	Russia - 2.0%
22,277	Gazprom PJSC ADR	112,159
1,770	Lukoil PJSC ADR	116,952
48,773	Sberbank of Russia PJSC*	229,492
3,480	Sberbank of Russia PJSC ADR	70,133
14,430	Surgutneftegas OJSC ADR	73,511
184,137	United Co. RUSAL plc	133,254
16,090	Yandex N.V. Class A*	623,166

		1,358,667

	Singapore - 1.3%
12,760	DBS Group Holdings Ltd.	256,107
29,779	Oversea-Chinese Banking Corp. Ltd.	292,782
107,400	Singapore Telecommunications Ltd.	290,407

		839,296

	South Africa - 0.3%
1,640	Anglo American Platinum Ltd.*	49,146
16,346	Gold Fields Ltd.	70,792
9,904	Impala Platinum Holdings Ltd.*	30,421
43,471	Nampak Ltd.*	55,961
13,938	Raubex Group Ltd.	25,038

		231,358

	South Korea - 3.3%
867	CJ CheilJedang Corp.	291,061
1,736	CJ E&M Corp.	146,746
256	Hugel, Inc.*	135,334
3,791	ING Life Insurance Korea Ltd.(1)	207,682
1,411	KB Financial Group, Inc.*	88,735
1,390	Kia Motors Corp.	45,070
2,697	KT Corp.	74,654
4,894	NHN Entertainment Corp.*	379,063
327	Samsung Electronics Co., Ltd.	764,306
1,319	Shinhan Financial Group Co., Ltd.	65,483
5,115	Tongyang Life Insurance Co., Ltd.	37,697

		2,235,831

	Spain - 1.8%
2,452	Aedas Homes SAU*(1)	95,590
2,519	Almirall S.A.	27,334
60,014	CaixaBank S.A.	323,723
35,040	Iberdrola S.A.	285,218
724	Iberdrola S.A.*	5,850
5,108	Industria de Diseno Textil S.A.	182,782
10,778	Neinor Homes S.A.*(1)	247,416
27,706	Unicaja Banco S.A.*(1)	48,722

		1,216,635

	Sweden - 1.1%
8,308	Assa Abloy AB Class B	184,160
4,251	Atlas Copco AB Class A	199,362
7,739	Essity AB Class B*	231,827
11,490	Qliro Group AB*	23,650
16,817	SAS AB*	40,737

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

14,048	Telefonaktiebolaget LM Ericsson Class B	$90,355

		770,091

	Switzerland - 7.6%
7,557	ABB Ltd.	210,634
853	Adecco Group AG*	70,186
3	Chocoladefabriken Lindt & Spruengli AG	224,225
4,162	GAM Holding AG*	78,175
552	Geberit AG	261,444
91	Givaudan S.A.	219,060
4,824	Julius Baer Group Ltd.*	331,391
1,335	Kuehne + Nagel International AG	245,176
3,572	LafargeHolcim Ltd.*	218,553
5,294	Nestle S.A.	457,306
7,867	Novartis AG	710,052
696	Roche Holding AG	171,963
1,411	Schindler Holding AG	353,545
3,761	Swiss Prime Site AG*	364,112
541	Swisscom AG	295,434
39,572	UBS Group AG*	803,288
272	Zurich Insurance Group AG	89,474

		5,104,018

	Taiwan - 2.9%
70,850	Acer, Inc.*	67,101
25,265	Catcher Technology Co., Ltd.	289,018
73,000	Chunghwa Telecom Co., Ltd.	271,488
88,140	Compal Electronics, Inc.	65,615
61,000	Formosa Chemicals & Fibre Corp.	227,588
73,000	Formosa Plastics Corp.	259,031
2,090	MediaTek, Inc.	21,385
87,000	Nan Ya Plastics Corp.	238,858
171,880	Shin Kong Financial Holding Co., Ltd.	63,060
7,450	Simplo Technology Co., Ltd.*	47,545
42,050	Taiwan Semiconductor Manufacturing Co., Ltd.	367,488

		1,918,177

	United Kingdom - 10.7%
7,227	Acacia Mining plc	19,081
4,322	Anglo American plc	104,769
11,477	AstraZeneca plc	796,655
36,146	Aviva plc	263,700
38,582	BP plc	275,259
1,433	British American Tobacco plc	97,941
86,779	BT Group plc	317,052
41,228	Centrica plc	78,118
86,485	Cobham plc*	160,555
12,313	Compass Group plc	259,249
5,286	Diageo plc	190,256
9,546	Fiat Chrysler Automobiles N.V.*	230,714
20,478	GlaxoSmithKline plc	381,179
27,533	Glencore plc*	157,802
2,525	Go-Ahead Group plc	57,900
42,582	Grainger plc	174,836
10,726	Halfords Group plc	51,780
27,612	Hays plc	79,269
26,751	HSBC Holdings plc	285,397
5,249	Imperial Brands plc	216,014
27,612	J Sainsbury plc	99,349
19,909	Just Eat plc*	230,112
15,601	Marks & Spencer Group plc	66,714
25,804	National Grid plc	295,666
25,713	Petra Diamonds Ltd.*	21,905
30,998	QinetiQ Group plc	90,622
2,894	Reckitt Benckiser Group plc	279,474
13,480	RELX N.V.	298,494
13,154	RELX plc	291,096

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

17,989	SIG plc		$41,531
14,469	Smith & Nephew plc		260,348
9,902	Standard Chartered plc*		115,212
2,359	SThree plc		11,890
7,774	Ultra Electronics Holdings plc		168,180
6,530	Unilever N.V.		376,926
91,866	Vodafone Group plc		292,854

			7,137,899

	Total Common Stocks (cost $53,468,188)		$60,761,252

Exchange-Traded Funds - 4.9%
	Other Investment Pools & Funds - 4.9%
180	iShares Core MSCI EAFE ETF		12,515
62,457	iShares MSCI ACWI ex U.S. ETF		3,290,235

			3,302,750

	Total Exchange-Traded Funds (cost $3,286,662)		$3,302,750

Preferred Stocks - 1.6%
	Brazil - 0.9%
7,800	Cia Paranaense de Energia, 5.51%		60,006
23,375	Itau Unibanco Holding S.A.*		383,420
30,700	Randon S.A. Implementos e Participacoes*		82,387
2,300	Telefonica Brasil S.A*		38,875

			564,688

	Germany - 0.7%
2,180	Volkswagen AG*		479,391

	Total Preferred Stocks (cost $847,596)		$1,044,079

Rights - 0.0%
	Italy - 0.0%
16,920	UniCredit S.p.A. Rights Expires 2/21/18*		84

	Total Rights (cost $—)		$84

	Total Long-Term Investments (cost $57,602,446)		$65,108,165

Short-Term Investments - 3.5%
	Other Investment Pools & Funds - 3.5%
2,337,480	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(2)		$2,337,480

	Total Short-Term Investments (cost $2,337,480)		$2,337,480

	Total Investments (cost $59,939,926)	101.0%	$67,445,645
	Other Assets and Liabilities	(1.0)%	(664,126)

	Total Net Assets	100.0%	$66,781,519

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $1,294,085, which represented 1.9% of total net assets.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford International Equity Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$535,935	$535,935	$—	$—
Australia	1,329,156	—	1,329,156	—
Austria	36,903	—	36,903	—
Belgium	524,659	43,854	480,805	—
Brazil	1,538,337	1,538,337	—	—
Canada	5,183,559	5,183,559	—	—
China	4,886,994	1,817,176	3,069,818	—
Denmark	365,800	136,094	229,706	—
Finland	36,722	—	36,722	—
France	5,121,099	309,024	4,812,075	—
Germany	2,211,015	—	2,211,015	—
Greece	310,000	297,533	12,467	—
Hong Kong	1,483,976	24,310	1,459,666	—
Hungary	186,246	132,500	53,746	—
India	1,523,184	514,455	1,008,729	—
Ireland	871,993	695,067	176,926	—
Italy	2,273,159	213,657	2,059,502	—
Japan	8,692,604	233,546	8,459,058	—
Malaysia	827,685	631,476	196,209	—
Netherlands	1,247,186	205,851	1,041,335	—
Norway	379,857	—	379,857	—
Poland	188,197	—	188,197	—
Portugal	195,014	33,963	161,051	—
Russia	1,358,667	623,166	735,501	—
Singapore	839,296	—	839,296	—
South Africa	231,358	130,145	101,213	—
South Korea	2,235,831	245,379	1,990,452	—
Spain	1,216,635	128,774	1,087,861	—
Sweden	770,091	—	770,091	—
Switzerland	5,104,018	—	5,104,018	—
Taiwan	1,918,177	—	1,918,177	—
United Kingdom	7,137,899	514,301	6,623,598	—
Exchange-Traded Funds	3,302,750	3,302,750	—	—
Preferred Stocks	1,044,079	564,688	479,391	—
Rights	84	84	—	—
Short-Term Investments	2,337,480	2,337,480	—	—

Total	$67,445,645	$20,393,104	$47,052,541	$—

(1) For the period ended January 31, 2018, investments valued at $610,342 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $1,280,019 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Growth Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.3%
	Australia - 3.3%
118,849	Aristocrat Leisure Ltd.	$2,283,550
492,451	Qantas Airways Ltd.	2,086,961
650,458	South32 Ltd.	1,997,467
281,680	Treasury Wine Estates Ltd.	3,880,037

		10,248,015

	Brazil - 1.5%
416,787	Ambev S.A.	2,871,461
426,985	BR Malls Participacoes S.A.	1,722,146
7,200	Pagseguro Digital Ltd. Class A*	201,168

		4,794,775

	Canada - 2.3%
28,997	Bank of Nova Scotia	1,926,533
103,740	Cameco Corp.	954,745
74,991	Magna International, Inc.	4,283,632

		7,164,910

	China - 13.8%
52,412	Alibaba Group Holding Ltd. ADR*	10,707,248
192,000	ENN Energy Holdings Ltd.	1,483,441
4,409	NetEase, Inc. ADR	1,411,585
49,045	New Oriental Education & Technology Group, Inc. ADR	4,516,554
525,222	PICC Property & Casualty Co., Ltd. Class H	1,086,566
331,251	Ping An Insurance Group Co. of China Ltd. Class H	3,901,469
162,631	Sunny Optical Technology Group Co., Ltd.	2,241,660
72,091	TAL Education Group ADR	2,348,004
215,114	Tencent Holdings Ltd.	12,710,535
22,959	Weibo Corp. ADR*	2,974,798

		43,381,860

	Denmark - 0.8%
31,627	DSV A/S	2,600,365

	France - 12.2%
57,577	Airbus SE	6,621,275
62,806	Alstom S.A.	2,754,954
13,299	Capgemini SE	1,765,314
31,244	Cie de Saint-Gobain	1,814,799
8,410	Cie Generale des Etablissements Michelin	1,345,382
86,582	Edenred	2,794,256
10,086	Essilor International Cie Generale d’Optique S.A.	1,431,856
6,231	Kering	3,156,288
32,107	Legrand S.A.	2,671,231
13,931	LVMH Moet Hennessy Louis Vuitton SE	4,363,900
39,986	Safran S.A.	4,517,665
23,648	Schneider Electric SE*	2,215,753
5,309	Unibail-Rodamco SE REIT	1,361,147
23,065	Valeo S.A.	1,816,108

		38,629,928

	Germany - 2.4%
25,437	Beiersdorf AG	3,015,942
152,274	E.ON SE	1,600,562
39,348	United Internet AG	2,870,865

		7,487,369

	Hong Kong - 1.8%
119,533	Melco Resorts & Entertainment Ltd. ADR	3,559,692
1,235,975	Sino Biopharmaceutical Ltd.	2,267,219

		5,826,911

	India - 3.2%
82,592	HDFC Bank Ltd.	2,691,548
197,212	ICICI Bank Ltd. ADR	2,165,388
104,198	IndusInd Bank Ltd.	2,868,271
15,969	Maruti Suzuki India Ltd.	2,384,242

		10,109,449

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Indonesia - 0.8%
1,476,580	Bank Central Asia Tbk PT	$2,506,908

	Ireland - 0.8%
24,365	ICON plc*	2,668,455

	Italy - 3.2%
179,365	Eni S.p.A.	3,228,966
102,044	FinecoBank Banca Fineco S.p.A.	1,268,725
63,690	Moncler S.p.A.	2,098,919
161,982	Pirelli & C. S.p.A.*(1)	1,560,604
89,684	UniCredit S.p.A.*	1,977,316

		10,134,530

	Japan - 10.5%
70,757	Bandai Namco Holdings, Inc.	2,315,555
54,300	KDDI Corp.	1,378,041
6,528	Keyence Corp.	3,989,309
72,940	Mitsui Fudosan Co., Ltd.	1,920,935
103,315	Nexon Co., Ltd.*	3,451,895
58,100	Seven & i Holdings Co., Ltd.	2,397,193
8,103	SMC Corp.	3,993,430
22,900	SoftBank Group Corp.	1,902,713
61,500	Sumitomo Mitsui Financial Group, Inc.	2,769,711
29,500	Takeda Pharmaceutical Co., Ltd.	1,727,926
52,000	Tokio Marine Holdings, Inc.	2,458,658
15,273	Tokyo Electron Ltd.	2,881,133
43,968	Yamaha Corp.	1,818,182

		33,004,681

	Netherlands - 4.8%
31,579	AerCap Holdings N.V.*	1,708,424
21,179	ASML Holding N.V.	4,293,797
209,271	ING Groep N.V.	4,109,090
38,118	Sensata Technologies Holding N.V.*	2,144,138
55,115	Wolters Kluwer N.V.	2,917,252

		15,172,701

	Norway - 0.7%
113,284	DNB ASA	2,302,525

	Singapore - 1.6%
8,817	Broadcom Ltd.	2,186,880
144,854	DBS Group Holdings Ltd.	2,907,380

		5,094,260

	South Korea - 3.2%
30,335	ING Life Insurance Korea Ltd.(1)	1,661,842
3,568	Samsung Electronics Co., Ltd.	8,339,586

		10,001,428

	Spain - 0.6%
336,904	CaixaBank S.A.	1,817,300

	Sweden - 0.6%
39,368	Atlas Copco AB Class A	1,846,270

	Switzerland - 9.3%
108,114	ABB Ltd.	3,013,436
31,793	Cie Financiere Richemont S.A.	3,049,458
49,656	Julius Baer Group Ltd.*	3,411,181
44,604	Nestle S.A.	3,852,979
47,451	Novartis AG	4,282,788
4,087	Partners Group Holding AG	3,175,824
17,416	Temenos Group AG*	2,406,830
300,841	UBS Group AG*	6,106,892

		29,299,388

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Taiwan - 3.1%
1,110,101	Taiwan Semiconductor Manufacturing Co., Ltd.		$9,701,508

	United Kingdom - 12.6%
16,173	Aon plc		2,299,315
74,177	AstraZeneca plc		5,148,864
307,988	Aviva plc		2,246,901
116,455	B&M European Value Retail S.A.		687,375
70,897	British American Tobacco plc		4,845,574
501,183	BT Group plc		1,831,098
124,833	Compass Group plc		2,628,345
101,660	Diageo plc		3,658,982
80,413	Fiat Chrysler Automobiles N.V.*		1,943,473
359,176	Grainger plc		1,474,729
62,540	IHS Markit Ltd.*		2,985,034
135,748	Prudential plc		3,674,708
111,947	Unilever N.V.		6,461,819

			39,886,217

	United States - 2.2%
16,389	Accenture plc Class A		2,633,712
34,095	Amdocs Ltd.		2,332,098
23,186	Medtronic plc		1,991,446

			6,957,256

	Total Common Stocks (cost $230,324,607)		$300,637,009

Exchange-Traded Funds - 0.3%
	Other Investment Pools & Funds - 0.3%
18,290	iShares MSCI ACWI ex U.S. ETF		963,517

	Total Exchange-Traded Funds (cost $922,039)		$963,517

Preferred Stocks - 1.1%
	Brazil - 1.1%
200,800	Itau Unibanco Holding S.A.*		3,293,725

	Total Preferred Stocks (cost $2,835,230)		$3,293,725

Rights - 0.0%
	Italy - 0.0%
89,684	UniCredit S.p.A. Rights Expires 2/21/18*		445

	Total Rights (cost $—)		$445

	Total Long-Term Investments (cost $234,081,876)		$304,894,696

Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 3.0%
9,640,321	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(2)		9,640,321

	Total Short-Term Investments (cost $9,640,321)		$9,640,321

	Total Investments (cost $243,722,197)	99.7%	$314,535,017
	Other Assets and Liabilities	0.3%	897,039

	Total Net Assets	100.0%	$315,432,056

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $3,222,446, which represented 1.0% of total net assets.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The Hartford International Growth Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$10,248,015	$—	$10,248,015	$—
Brazil	4,794,775	4,794,775	—	—
Canada	7,164,910	7,164,910	—	—
China	43,381,860	21,958,189	21,423,671	—
Denmark	2,600,365	—	2,600,365	—
France	38,629,928	—	38,629,928	—
Germany	7,487,369	—	7,487,369	—
Hong Kong	5,826,911	3,559,692	2,267,219	—
India	10,109,449	2,165,388	7,944,061	—
Indonesia	2,506,908	—	2,506,908	—
Ireland	2,668,455	2,668,455	—	—
Italy	10,134,530	1,560,604	8,573,926	—
Japan	33,004,681	—	33,004,681	—
Netherlands	15,172,701	3,852,562	11,320,139	—
Norway	2,302,525	—	2,302,525	—
Singapore	5,094,260	2,186,880	2,907,380	—
South Korea	10,001,428	1,661,842	8,339,586	—
Spain	1,817,300	—	1,817,300	—
Sweden	1,846,270	—	1,846,270	—
Switzerland	29,299,388	—	29,299,388	—
Taiwan	9,701,508	—	9,701,508	—
United Kingdom	39,886,217	5,284,349	34,601,868	—
United States	6,957,256	6,957,256	—	—
Exchange-Traded Funds	963,517	963,517	—	—
Preferred Stocks	3,293,725	3,293,725	—	—
Rights	445	445	—	—
Short-Term Investments	9,640,321	9,640,321	—	—

Total	$314,535,017	$77,712,910	$236,822,107	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford International Opportunities Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.5%
	Argentina - 0.4%
590,917	YPF S.A. ADR	$14,270,645

	Australia - 0.4%
1,211,091	Treasury Wine Estates Ltd.	16,682,327

	Austria - 0.3%
130,292	ams AG*	12,039,649

	Brazil - 1.8%
2,403,753	Itau Unibanco Holding S.A. ADR	39,421,549
280,000	Pagseguro Digital Ltd. Class A*	7,823,200
1,991,291	Petroleo Brasileiro S.A. ADR*	26,603,648

		73,848,397

	Canada - 7.3%
1,035,740	Canadian National Railway Co.	83,010,772
1,462,804	Canadian Natural Resources Ltd.	49,937,512
2,899,890	Encana Corp.	35,859,615
803,949	Magna International, Inc.	45,923,136
2,526,502	Manulife Financial Corp.	53,611,140
530,526	TransCanada Corp.	24,425,762

		292,767,937

	China - 12.9%
487,500	AAC Technologies Holdings, Inc.	8,077,674
502,357	Alibaba Group Holding Ltd. ADR*	102,626,512
23,883,000	China Construction Bank Corp. Class H	27,419,390
8,775,500	China Merchants Bank Co., Ltd. Class H	42,844,850
389,396	Ctrip.com International Ltd. ADR*	18,215,945
3,530,249	ENN Energy Holdings Ltd.	27,275,611
680,811	JD.com, Inc. ADR*	33,516,326
3,142,000	Kingdee International Software Group Co., Ltd.*	2,043,641
70,389	NetEase, Inc. ADR	22,535,742
578,460	New Oriental Education & Technology Group, Inc. ADR	53,270,381
5,361,000	Ping An Insurance Group Co. of China Ltd. Class H	63,141,775
717,900	Sunny Optical Technology Group Co., Ltd.	9,895,332
1,349,800	Tencent Holdings Ltd.	79,756,220
215,300	Weibo Corp. ADR*	27,896,421

		518,515,820

	France - 13.9%
708,283	Airbus SE	81,451,564
2,378,624	AXA S.A.	78,226,818
494,521	BNP Paribas S.A.	40,844,355
169,867	Capgemini SE	22,548,200
563,498	Cie de Saint-Gobain	32,730,629
368,369	Cie Generale des Etablissements Michelin	58,929,509
98,789	Essilor International Cie Generale d’Optique S.A.	14,024,549
4,840,463	Natixis S.A.	44,076,630
500,177	Safran S.A.	56,510,578
396,939	Schneider Electric SE*	37,192,101
71,559	Unibail-Rodamco SE REIT	18,346,647
638,149	Valeo S.A.	50,247,007
802,105	Vivendi S.A.	23,501,302

		558,629,889

	Germany - 3.0%
86,373	Beiersdorf AG	10,240,828
223,456	Continental AG	67,127,937
234,598	Deutsche Wohnen SE	10,607,477
629,153	Vonovia SE	31,025,162

		119,001,404

	Hong Kong - 1.6%
2,848,000	Henderson Land Development Co., Ltd.	19,875,054
368,163	Hong Kong Exchanges & Clearing Ltd.	13,889,200
1,022,113	Melco Resorts & Entertainment Ltd. ADR	30,438,525

		64,202,779

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	India - 2.9%
454,006	HDFC Bank Ltd.	$14,795,369
10,244,009	ICICI Bank Ltd.	56,672,572
3,554,637	Power Grid Corp. of India Ltd.	10,821,965
7,334,102	State Bank of India	36,037,154

		118,327,060

	Italy - 3.6%
443,890	Banca Generali S.p.A.	16,626,858
128,200	Ferrari N.V.	15,295,325
1,138,872	FinecoBank Banca Fineco S.p.A.	14,159,732
432,216	Moncler S.p.A.	14,243,783
3,396,587	Pirelli & C. S.p.A.*(1)	32,724,165
2,414,105	UniCredit S.p.A.*	53,225,194

		146,275,057

	Japan - 16.3%
313,200	Daikin Industries Ltd.	37,790,951
42,081	Daito Trust Construction Co., Ltd.	7,375,279
762,020	Daiwa House Industry Co., Ltd.	30,182,517
21,260	FANUC Corp.	5,770,355
1,517,450	ITOCHU Corp.	29,858,384
918,200	Japan Tobacco, Inc.	30,428,944
12,800	Keyence Corp.	7,822,174
1,979,900	Kobe Steel Ltd.*	20,615,631
1,387,800	Komatsu Ltd.	54,543,987
2,026,900	Mitsubishi UFJ Financial Group, Inc.	15,326,135
126,020	Murata Manufacturing Co., Ltd.	18,636,225
612,300	Nexon Co., Ltd.*	20,457,778
101,200	Nidec Corp.	16,287,509
378,660	Nippon Telegraph & Telephone Corp.	18,132,013
520,950	Omron Corp.	32,652,241
1,033,670	Ono Pharmaceutical Co., Ltd.	25,539,127
1,011,860	Seven & i Holdings Co., Ltd.	41,749,117
854,800	SoftBank Group Corp.	71,023,544
144,500	Sony Corp.	6,930,374
994,816	Sony Financial Holdings, Inc.	18,297,434
1,636,060	Sumitomo Mitsui Financial Group, Inc.	73,681,525
1,568,313	Tokio Marine Holdings, Inc.	74,152,786

		657,254,030

	Luxembourg - 0.8%
848,162	ArcelorMittal*	30,718,145

	Mexico - 0.8%
593,437	America Movil S.A.B. de C.V. Class L, ADR	11,097,272
2,863,150	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,580,539
1,111,650	Infraestructura Energetica Nova, S.A.B. de C.V.	5,793,655

		31,471,466

	Netherlands - 1.4%
944,590	AerCap Holdings N.V.*	51,102,319
1,768,107	DP Eurasia N.V.*(1)	5,610,846

		56,713,165

	Panama - 0.5%
136,126	Copa Holdings S.A. Class A	18,830,309

	Russia - 0.8%
272,165	Lukoil PJSC ADR	17,983,157
453,943	Mail.Ru Group Ltd. GDR*	14,905,589

		32,888,746

	South Korea - 1.9%
32,297	Samsung Electronics Co., Ltd.	75,488,681

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Spain - 2.6%
3,281,934	Banco Santander S.A.		$24,365,866
9,476,185	Iberdrola S.A.		77,134,119
189,482	Iberdrola S.A.*		1,531,070

			103,031,055

	Sweden - 0.4%
609,709	Lundin Petroleum AB*		15,211,521

	Switzerland - 8.7%
399,904	ABB Ltd.		11,146,431
319,125	Julius Baer Group Ltd.*		21,922,693
1,163,189	Nestle S.A.		100,478,503
1,016,098	Novartis AG		91,710,021
134,630	Swiss Re AG		13,279,013
5,503,238	UBS Group AG*		111,712,438

			350,249,099

	Taiwan - 3.0%
7,821,419	Hon Hai Precision Industry Co., Ltd.		24,657,860
11,082,595	Taiwan Semiconductor Manufacturing Co., Ltd.		96,854,150

			121,512,010

	United Kingdom - 10.2%
814,601	AstraZeneca plc		56,544,068
5,082,926	BAE Systems plc		42,884,992
1,109,772	British American Tobacco plc		75,849,217
1,020,783	Compass Group plc		21,492,472
2,066,514	Fiat Chrysler Automobiles N.V.*		49,944,845
13,529,790	Glencore plc*		77,544,542
1,881,019	Just Eat plc*		21,741,129
656,952	Rio Tinto plc		36,567,918
472,228	Unilever N.V.		27,258,003

			409,827,186

	Total Common Stocks (cost $3,191,362,930)		$3,837,756,377

Rights - 0.0%
	Italy - 0.0%
2,414,105	UniCredit S.p.A. Rights Expires 2/21/18*		11,971

	Total Rights (cost $—)		$11,971

Exchange-Traded Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
420,210	iShares MSCI ACWI ex U.S. ETF		22,136,663

	Total Exchange-Traded Funds (cost $20,783,587)		$22,136,663

	Total Long-Term Investments (cost $3,212,146,517)		$3,859,905,011

Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 2.8%
110,803,349	Fidelity Institutional Government Fund, Institutional Class, 1.22%(2)		110,803,349

	Total Short-Term Investments (cost $110,803,349)		$110,803,349

	Total Investments (cost $3,322,949,866)	98.8%	$3,970,708,360
	Other Assets and Liabilities	1.2%	48,649,536

	Total Net Assets	100.0%	$4,019,357,896

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $38,335,011, which represented 1.0% of total net assets.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford International Opportunities Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$14,270,645	$14,270,645	$—	$—
Australia	16,682,327	—	16,682,327	—
Austria	12,039,649	—	12,039,649	—
Brazil	73,848,397	73,848,397	—	—
Canada	292,767,937	292,767,937	—	—
China	518,515,820	258,061,327	260,454,493	—
France	558,629,889	—	558,629,889	—
Germany	119,001,404	—	119,001,404	—
Hong Kong	64,202,779	30,438,525	33,764,254	—
India	118,327,060	—	118,327,060	—
Italy	146,275,057	32,724,165	113,550,892	—
Japan	657,254,030	6,930,374	650,323,656	—
Luxembourg	30,718,145	—	30,718,145	—
Mexico	31,471,466	31,471,466	—	—
Netherlands	56,713,165	56,713,165	—	—
Panama	18,830,309	18,830,309	—	—
Russia	32,888,746	—	32,888,746	—
South Korea	75,488,681	—	75,488,681	—
Spain	103,031,055	1,531,070	101,499,985	—
Sweden	15,211,521	—	15,211,521	—
Switzerland	350,249,099	—	350,249,099	—
Taiwan	121,512,010	—	121,512,010	—
United Kingdom	409,827,186	—	409,827,186	—
Rights	11,971	11,971	—	—
Exchange-Traded Funds	22,136,663	22,136,663	—	—
Short-Term Investments	110,803,349	110,803,349	—	—

Total	$3,970,708,360	$950,539,363	$3,020,168,997	$—

(1) For the period ended January 31, 2018, there were no transfers from Level 1 to Level 2; investments valued at $5,329,514 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Small Company Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Australia - 6.9%
526,753	ALS Ltd.	$2,947,490
1,237,532	Cleanaway Waste Management Ltd.	1,437,537
112,631	Domino’s Pizza Enterprises Ltd.	4,343,078
356,097	Estia Health Ltd.	976,472
487,700	Karoon Gas Australia Ltd.*	506,329
207,487	Monadelphous Group Ltd.	2,933,631
405,956	Netwealth Group Ltd.*	2,028,139
1,981,168	NRW Holdings Ltd.*	2,395,049
401,543	Nufarm Ltd.	2,574,328
1,023,459	oOh!media Ltd.	3,773,351
390,229	Regis Healthcare Ltd.	1,249,079
244,193	Seek Ltd.	3,844,058

		29,008,541

	Austria - 3.6%
55,788	Andritz AG	3,349,169
14,841	Lenzing AG	1,886,806
58,886	Porr AG	2,032,455
14,712	Rhi Magnesita N.V.*	950,650
22,385	Schoeller-Bleckmann Oilfield Equipment AG*	2,433,131
164,520	Wienerberger AG	4,489,375

		15,141,586

	Belgium - 2.6%
20,954	Cie d’Entreprises CFE	3,028,196
327,061	Euronav N.V.	2,783,558
18,477	Galapagos N.V.*	2,194,314
91,429	Ontex Group N.V.	2,703,895

		10,709,963

	China - 1.7%
36,272	BeiGene Ltd. ADR*	4,923,924
334,000	Wuxi Biologics Cayman, Inc.*(1)	2,295,380

		7,219,304

	Finland - 0.8%
37,424	Metso Oyj	1,306,626
249,541	Outotec Oyj*	2,148,980

		3,455,606

	France - 4.8%
27,818	ID Logistics Group*	4,690,183
36,507	Imerys S.A.	3,912,614
120,265	Innate Pharma S.A.*	866,995
147,215	Maisons du Monde S.A.(1)	6,324,006
15,965	Orpea	1,992,535
13,605	Virbac S.A.*	2,090,719

		19,877,052

	Germany - 2.0%
16,190	Aumann AG*(1)	1,338,706
141,860	SAF-Holland S.A.	3,328,786
38,523	STRATEC Biomedical AG	3,501,026

		8,168,518

	Hong Kong - 1.4%
1,994,000	Cathay Pacific Airways Ltd.*	3,160,024
2,228,000	Value Partners Group Ltd.	2,831,065

		5,991,089

	Ireland - 0.7%
1,228,216	Cairn Homes plc*	2,897,293

	Italy - 9.2%
358,578	Anima Holding S.p.A.(1)	3,008,507
342,276	Autogrill S.p.A.	4,763,719

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

109,953	Brunello Cucinelli S.p.A.	$3,686,089
281,816	Cerved Information Solutions S.p.A.	3,971,235
24,247	DiaSorin S.p.A.	2,345,638
101,700	Gima TT S.p.A.*(1)	2,210,911
500,402	Infrastrutture Wireless Italiane S.p.A.(1)	3,616,384
100,198	Interpump Group S.p.A.	3,612,346
131,226	Moncler S.p.A.	4,324,585
281,306	OVS S.p.A.(1)	2,083,697
177,575	Salvatore Ferragamo S.p.A.	5,002,199

		38,625,310

	Japan - 36.1%
25,600	Ain Holdings, Inc.	1,567,181
113,000	Alps Electric Co., Ltd.	3,265,426
154,800	Asahi Intecc Co., Ltd.	5,946,946
36,700	ASKUL Corp.	1,226,909
254,700	Daikyonishikawa Corp.	4,160,961
89,000	Dip Corp.	2,841,454
15,320	Disco Corp.	3,613,021
310,400	DMG Mori Co., Ltd.	7,107,627
152,300	EPS Holdings, Inc.	3,701,751
66,000	Ezaki Glico Co., Ltd.	3,367,955
261,100	Ferrotec Holdings Corp.	6,850,560
25,900	Furukawa Electric Co., Ltd.	1,423,740
161,100	H2O Retailing Corp.	3,267,402
145,100	Hitachi Metals Ltd.	1,979,883
657,500	Ichigo, Inc.	2,728,305
123,300	IHI Corp.	4,141,494
361,900	Itoham Yonekyu Holdings, Inc.	3,325,001
103,900	Jamco Corp.	2,658,996
115,600	JGC Corp.	2,512,382
122,000	Kanto Denka Kogyo Co., Ltd.	1,440,150
75,504	Kawasaki Heavy Industries Ltd.	3,126,448
315,900	Kenedix, Inc.	2,012,936
480,500	Kobe Steel Ltd.*	5,003,188
88,378	Kyudenko Corp.	4,059,697
135,500	Miura Co., Ltd.	3,870,458
96,100	Nippon Shinyaku Co., Ltd.	6,590,900
51,000	Nippon Shokubai Co., Ltd.	3,631,785
121,200	Nippon Yusen KK*	3,046,884
41,700	PeptiDream, Inc.*	1,713,622
165,500	Persol Holdings Co., Ltd.	4,135,080
222,000	San-In Godo Bank Ltd.	2,301,370
260,700	Sanwa Holdings Corp.	3,621,762
122,300	SCSK Corp.	5,635,414
101,200	Shinsei Bank Ltd.	1,769,435
70,200	Showa Denko KK	3,266,067
106,000	Taiheiyo Cement Corp.	4,498,540
452,000	Takara Leben Co., Ltd.	2,023,663
38,800	TechnoPro Holdings, Inc.	2,130,693
88,600	Teijin Ltd.	1,964,401
79,600	Tokyo Ohka Kogyo Co., Ltd.	3,654,401
59,000	Tokyo Seimitsu Co., Ltd.	2,583,373
333,200	Tokyo Steel Manufacturing Co., Ltd.	2,956,577
42,142	Tokyo TY Financial Group, Inc.	1,166,216
190,600	Toyo Tire & Rubber Co., Ltd.	4,070,349
105,800	Zenkoku Hosho Co., Ltd.	4,959,416

		150,919,819

	Jersey - 0.8%
327,124	Sanne Group plc	3,441,699

	Luxembourg - 1.4%
1,495,250	L’Occitane International S.A.	2,771,583
131,872	Reinet Investments SCA	3,061,670

		5,833,253

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Netherlands - 2.2%
81,171	IMCD Group N.V.		$5,422,281
57,671	Rhi Magnesita N.V.*		3,727,399

			9,149,680

	Norway - 1.7%
342,656	Kongsberg Gruppen ASA		6,978,556

	South Korea - 1.8%
44,998	Korea Aerospace Industries Ltd.		2,220,933
195,281	Nexen Tire Corp.		2,295,057
69,198	Samsung Securities Co., Ltd.		2,820,813

			7,336,803

	Spain - 1.1%
327,621	Melia Hotels International S.A.		4,629,856

	Switzerland - 2.4%
34,347	Galenica AG*(1)		1,734,901
247,581	OC Oerlikon Corp. AG*		4,417,399
9,469	Tecan Group AG		2,095,975
7,663	u-blox Holding AG*		1,606,646

			9,854,921

	United Kingdom - 16.9%
258,670	Abcam plc		4,514,479
899,854	B&M European Value Retail S.A.		5,311,380
180,693	Concentric AB		3,526,769
168,585	Consort Medical plc		2,862,809
729,177	ConvaTec Group plc(1)		2,092,848
698,900	Elementis plc		2,872,318
76,477	Genus plc		2,627,777
367,149	Grainger plc		1,507,465
1,144,460	Hays plc		3,285,523
187,643	Hikma Pharmaceuticals plc		2,580,473
169,535	Hill & Smith Holdings plc		2,886,163
336,038	Hunting plc*		2,931,478
507,085	Ibstock plc(1)		1,852,114
54,414	James Fisher & Sons plc		1,165,953
182,269	Keller Group plc		2,582,770
204,292	Kier Group plc		3,054,373
367,969	Lancashire Holdings Ltd.		3,437,791
533,937	Polypipe Group plc		3,000,600
1,048,755	Rentokil Initial plc		4,423,696
928,081	Restaurant Group plc		3,344,412
868,543	Tyman plc		4,377,861
126,233	Ultra Electronics Holdings plc		2,730,885
1,198,354	Volution Group plc		3,726,246

			70,696,183

	Total Common Stocks (cost $325,724,242)		$409,935,032

	Total Long-Term Investments (cost $325,724,242)		$409,935,032

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.9%
8,139,596	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(2)		8,139,596

	Total Short-Term Investments (cost $8,139,596)		$8,139,596
	Total Investments (cost $333,863,838)	100.0%	$418,074,628
	Other Assets and Liabilities	0.0%	6,661

	Total Net Assets	100.0%	$418,081,289

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $26,557,454, which represented 6.4% of total net assets.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford International Small Company Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$29,008,541	$2,028,139	$26,980,402	$—
Austria	15,141,586	4,869,911	10,271,675	—
Belgium	10,709,963	8,515,649	2,194,314	—
China	7,219,304	4,923,924	2,295,380	—
Finland	3,455,606	—	3,455,606	—
France	19,877,052	11,014,189	8,862,863	—
Germany	8,168,518	8,168,518	—	—
Hong Kong	5,991,089	—	5,991,089	—
Ireland	2,897,293	2,897,293	—	—
Italy	38,625,310	10,945,865	27,679,445	—
Japan	150,919,819	—	150,919,819	—
Jersey	3,441,699	3,441,699	—	—
Luxembourg	5,833,253	5,833,253	—	—
Netherlands	9,149,680	—	9,149,680	—
Norway	6,978,556	6,978,556	—	—
South Korea	7,336,803	2,295,057	5,041,746	—
Spain	4,629,856	—	4,629,856	—
Switzerland	9,854,921	—	9,854,921	—
United Kingdom	70,696,183	35,427,571	35,268,612	—
Short-Term Investments	8,139,596	8,139,596	—	—

Total	$418,074,628	$115,479,220	$302,595,408	$—

(1)	For the period ended January 31, 2018, investments valued at $27,382,190 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $31,786,070 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Value Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.9%
	Australia - 0.6%
4,979,836	Resolute Mining Ltd.	$4,713,939
4,918,239	Western Areas Ltd.	13,053,771

		17,767,710

	Austria - 0.3%
699,927	Zumtobel Group AG	8,205,050

	Belgium - 1.4%
434,533	Ageas	22,975,241
1,924,999	AGFA-Gevaert N.V.*	9,669,867
394,139	Orange Belgium S.A.	8,328,112

		40,973,220

	Brazil - 0.5%
1,203,225	Petroleo Brasileiro S.A. ADR*	16,075,086

	Canada - 2.1%
1,297,376	Advantage Oil & Gas Ltd.*	4,166,370
349,811	ARC Resources Ltd.	3,847,921
944,891	Barrick Gold Corp.	13,589,530
1,955,814	Centerra Gold, Inc.*	10,097,089
3,939,293	Eldorado Gold Corp.	5,121,081
2,028,174	Kinross Gold Corp.*	8,781,993
541,760	Northern Dynasty Minerals Ltd.*	537,356
2,189,160	Painted Pony Energy Ltd.*	4,164,743
395,828	Tourmaline Oil Corp.*	6,394,392
1,494,226	Uranium Participation Corp.*	4,737,790

		61,438,265

	China - 1.9%
14,570,000	361 Degrees International Ltd.	5,301,434
25,058,000	China BlueChemical Ltd. Class H	9,014,220
46,764,000	China Telecom Corp. Ltd. Class H	23,160,867
27,287,300	Daphne International Holdings Ltd.*	1,808,081
7,824,000	Dongfeng Motor Group Co., Ltd. Class H	10,188,716
18,636,500	Xtep International Holdings Ltd.	8,457,438

		57,930,756

	Denmark - 0.4%
529,128	D/S Norden A/S*	10,541,416

	Finland - 0.3%
1,762,740	Nokia Oyj	8,502,653

	France - 9.1%
360,947	Alstom S.A.	15,832,764
459,973	BNP Paribas S.A.	37,990,906
531,801	Cie de Saint-Gobain	30,889,517
884,071	Coface S.A.*	9,937,559
1,122,085	Engie S.A.	19,483,979
149,136	Metropole Television S.A.	4,057,650
180,777	Neopost S.A.	5,383,065
98,028	Renault S.A.	10,766,718
912,550	Rexel S.A.	16,439,166
472,138	Societe Generale S.A.	27,439,502
54,918	Sopra Steria Group	11,145,348
864,985	Television Francaise	12,973,611
978,050	Total S.A.	56,707,260
144,079	Vicat S.A.	11,871,013

		270,918,058

	Germany - 2.8%
796,154	CECONOMY AG	11,477,977
1,529,724	E.ON SE	16,079,035
241,162	Hamburger Hafen und Logistik AG	6,734,462
698,288	Metro AG*	15,186,564
74,489	Rheinmetall AG	10,543,926

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

562,479	RWE AG*	$11,281,129
188,044	Salzgitter AG	11,357,917

		82,661,010

	Greece - 0.8%
1,186,365	Alpha Bank A.E.*	2,886,555
1,286,360	Hellenic Telecommunications Organization S.A.	20,203,060

		23,089,615

	Hong Kong - 1.4%
10,707,788	AMVIG Holdings Ltd.	2,819,766
1,906,000	China Mobile Ltd.	20,070,928
35,872,000	CST Group Ltd.*	188,012
821,460	Dah Sing Financial Holdings Ltd.	5,538,486
219,024,205	G-Resources Group Ltd.*	2,687,877
43,913,275	Pacific Basin Shipping Ltd.*	10,172,685

		41,477,754

	Hungary - 0.4%
6,341,176	Magyar Telekom Telecommunications plc	11,847,319

	India - 0.8%
3,091,375	Allahabad Bank*	3,238,504
1,477,168	Canara Bank	7,912,413
3,110,824	Corp. Bank*	1,886,696
4,304,981	NTPC Ltd.	11,523,267

		24,560,880

	Ireland - 0.5%
1,636,292	Bank of Ireland Group plc*	15,967,887

	Italy - 4.6%
1,341,600	Assicurazioni Generali S.p.A.	26,616,093
2,380,316	Banca Popolare dell’Emilia Romagna SC	13,892,307
2,576,875	Eni S.p.A.	46,389,445
1,956,295	Geox S.p.A.	6,679,303
2,754,226	Saipem S.p.A.*	12,921,143
1,400,328	UniCredit S.p.A.*	30,873,856

		137,372,147

	Japan - 32.0%
556,850	Aisan Industry Co., Ltd.	6,721,897
81,770	Alpha Systems, Inc.	1,892,762
733,860	Avex, Inc.	10,962,209
206,700	Benesse Holdings, Inc.	7,788,542
536,105	Canon, Inc.	21,390,575
203,865	Cawachi Ltd.	4,965,910
1,371,100	Chiyoda Corp.	13,042,518
405,205	Chubu Steel Plate Co., Ltd.	3,446,875
1,606,350	Citizen Watch Co., Ltd.	12,342,149
307,640	CMIC Holdings Co., Ltd.	5,888,040
1,024,130	Dai-ichi Life Holdings, Inc.	21,596,428
530,115	DeNA Co., Ltd.	11,513,519
231,358	Eisai Co., Ltd.	13,166,802
443,890	Exedy Corp.	15,582,567
597,565	Fuji Media Holdings, Inc.	9,817,996
3,418,765	Fujitsu Ltd.	25,242,809
959,215	Funai Electric Co., Ltd.	7,297,815
208,550	Gendai Agency, Inc.	1,079,333
1,204,280	Gree, Inc.	7,832,217
434,225	Hisaka Works Ltd.	4,530,494
1,253,855	Honda Motor Co., Ltd.	44,218,141
354,655	Honeys Holdings Co., Ltd.	3,679,913
453,955	Hosiden Corp.	7,553,020
651,855	Ichiyoshi Securities Co., Ltd.	8,441,764
1,172,110	Inpex Corp.	15,286,107
543,755	Japan Petroleum Exploration Co., Ltd.	15,037,319
291,570	Japan Steel Works Ltd.	9,143,944
708,440	JGC Corp.	15,396,813

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,010,905	JSR Corp.	$24,029,291
817,725	Keihin Corp.	17,048,207
595,875	Kyoei Steel Ltd.	10,867,146
149,920	Melco Holdings, Inc.	5,195,892
228,340	Miraial Co., Ltd.	4,704,532
643,640	Mitsubishi Heavy Industries Ltd.	24,287,719
2,183,295	Mitsubishi Motors Corp.	16,245,848
5,321,255	Mitsubishi UFJ Financial Group, Inc.	40,235,963
16,794,915	Mizuho Financial Group, Inc.	31,838,992
915,710	Nakayama Steel Works Ltd.	6,261,079
449,520	Neturen Co., Ltd.	4,881,163
974,145	Nichicon Corp.	13,128,964
539,610	Nikon Corp.	10,523,211
849,355	Nippon Television Holdings, Inc.	14,958,126
502,960	Nishimatsuya Chain Co., Ltd.	5,922,708
715,955	Nissin Kogyo Co., Ltd.	13,513,538
697,310	NOK Corp.	16,267,518
306,484	Pacific Metals Co., Ltd.*	10,079,090
250,135	PAL GROUP Holdings Co., Ltd.	7,156,507
6,531,105	Pioneer Corp.*	13,935,091
155,245	Proto Corp.	2,343,120
576,985	Relia, Inc.	7,000,238
410,645	Sankyo Co., Ltd.	13,342,075
380,982	Sanyo Shokai Ltd.	7,409,447
1,435,805	Shinko Electric Industries Co., Ltd.	12,212,795
990,040	Showa Corp.	12,453,484
832,430	Sumitomo Mitsui Financial Group, Inc.	37,489,280
503,095	Sumitomo Mitsui Trust Holdings, Inc.	20,948,324
786,145	Sumitomo Riko Co., Ltd.	8,310,574
328,740	Suzuken Co., Ltd.	14,012,833
1,577,225	T&D Holdings, Inc.	28,279,966
604,770	Takeda Pharmaceutical Co., Ltd.	35,423,654
1,299,365	Tochigi Bank Ltd.	5,419,897
837,090	Tokai Rika Co., Ltd.	18,211,092
290,340	Tokyo Seimitsu Co., Ltd.	12,712,822
1,349,170	Tokyo Steel Manufacturing Co., Ltd.	11,971,565
848,800	Toppan Forms Co., Ltd.	9,584,016
1,389,810	Toshiba Machine Co., Ltd.	11,400,536
689,599	Toyo Engineering Corp.	8,408,453
613,475	Toyoda Gosei Co., Ltd.	16,326,490
286,960	TV Asahi Holdings Corp.	5,934,004
869,065	Ushio, Inc.	13,327,855
599,155	Xebio Holdings Co., Ltd.	12,775,483
538,550	Yamato Kogyo Co., Ltd.	15,430,435

		956,667,501

	Netherlands - 3.8%
587,343	Fugro N.V.*	9,791,856
1,545,431	ING Groep N.V.	30,344,934
79,159	Koninklijke Philips N.V.	3,226,501
4,102,910	PostNL N.V.	20,455,954
1,428,221	Royal Dutch Shell plc Class B	50,662,529

		114,481,774

	Norway - 0.7%
483,819	Statoil ASA	11,336,514
1,180,465	Storebrand ASA	10,566,827

		21,903,341

	Portugal - 0.3%
1,803,692	CTT-Correios de Portugal S.A.	7,725,838

	Russia - 2.7%
5,047,046	Gazprom PJSC ADR	25,410,655
358,815	Lukoil PJSC ADR	23,708,509
751,805	Sberbank of Russia PJSC ADR	15,151,219

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

3,364,780	Surgutneftegas OJSC ADR	$17,141,253

		81,411,636

	South Africa - 1.7%
362,012	Anglo American Platinum Ltd.*	10,848,518
3,603,860	Gold Fields Ltd.	15,607,719
2,184,595	Impala Platinum Holdings Ltd.*	6,710,167
8,640,443	Nampak Ltd.*	11,123,077
3,072,460	Raubex Group Ltd.	5,519,211

		49,808,692

	South Korea - 2.7%
326,673	KB Financial Group, Inc.*	20,543,797
322,033	Kia Motors Corp.	10,441,601
596,187	KT Corp.	16,502,703
157,780	NHN Entertainment Corp.*	12,220,803
289,695	Shinhan Financial Group Co., Ltd.	14,382,181
916,732	Tongyang Life Insurance Co., Ltd.	6,756,268

		80,847,353

	Spain - 1.4%
555,617	Almirall S.A.	6,029,080
4,343,079	CaixaBank S.A.	23,427,079
6,347,161	Unicaja Banco S.A.*(1)	11,161,813

		40,617,972

	Sweden - 1.1%
2,533,329	Qliro Group AB*	5,214,408
3,787,397	SAS AB*	9,174,388
3,096,075	Telefonaktiebolaget LM Ericsson Class B	19,913,427

		34,302,223

	Switzerland - 4.6%
187,701	Adecco Group AG*	15,444,216
915,669	GAM Holding AG*	17,199,057
252,310	Julius Baer Group Ltd.*	17,332,753
435,667	LafargeHolcim Ltd.*	26,656,295
2,072,509	UBS Group AG*	42,070,692
60,376	Zurich Insurance Group AG	19,860,540

		138,563,553

	Taiwan - 2.2%
16,314,525	Acer, Inc.*	15,451,307
22,855,720	Compal Electronics, Inc.	17,014,639
810,105	MediaTek, Inc.	8,289,149
37,963,325	Shin Kong Financial Holding Co., Ltd.	13,928,269
1,676,400	Simplo Technology Co., Ltd.*	10,698,545

		65,381,909

	United Kingdom - 11.8%
1,635,562	Acacia Mining plc	4,318,192
954,791	Anglo American plc	23,145,008
540,935	AstraZeneca plc	37,548,033
8,807,912	BP plc	62,839,068
6,276,296	BT Group plc	22,930,768
9,539,207	Centrica plc	18,074,786
571,468	Go-Ahead Group plc	13,104,087
2,364,520	Halfords Group plc	11,414,693
6,085,924	Hays plc	17,471,510
5,933,002	HSBC Holdings plc	63,297,112
6,085,702	J Sainsbury plc	21,896,646
3,437,257	Marks & Spencer Group plc	14,698,693
5,928,298	Petra Diamonds Ltd.*	5,050,375
4,147,006	SIG plc	9,574,090
2,184,127	Standard Chartered plc*	25,412,831

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

602,827	SThree plc		$3,038,529

			353,814,421

	Total Common Stocks (cost $2,320,520,362)		$2,774,855,039

Preferred Stocks - 0.8%
	Brazil - 0.8%
1,728,000	Cia Paranaense de Energia*		13,293,559
530,200	Telefonica Brasil S.A.*		8,961,479

			22,255,038

	Total Preferred Stocks (cost $18,508,485)		$22,255,038

Rights - 0.0%
	Italy - 0.0%
1,400,328	UniCredit S.p.A. Rights Expires 2/21/18*		6,944

	Total Rights (cost $—)		$6,944

	Total Long-Term Investments (cost $2,339,028,847)		$2,797,117,021

Short-Term Investments - 5.9%
	Other Investment Pools & Funds - 5.9%
177,522,597	Fidelity Institutional Government Fund, Institutional Class, 1.22%		177,522,597

	Total Short-Term Investments (cost $177,522,597)		$177,522,597

	Total Investments (cost $2,516,551,444)	99.6%	$2,974,639,618
	Other Assets and Liabilities	0.4%	11,324,211

	Total Net Assets	100.0%	$2,985,963,829

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At January 31, 2018, the aggregate value of this security was $11,161,813, which represented 0.4% of total net assets.

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
EAFE (mini MSCI) Index Future	905	03/16/2018	$97,083,875	$3,784,446

Total futures contracts				$3,784,446

†  For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company

The Hartford International Value Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$17,767,710	$—	$17,767,710	$—
Austria	8,205,050	—	8,205,050	—
Belgium	40,973,220	9,669,867	31,303,353	—
Brazil	16,075,086	16,075,086	—	—
Canada	61,438,265	61,438,265	—	—
China	57,930,756	8,457,438	49,473,318	—
Denmark	10,541,416	—	10,541,416	—
Finland	8,502,653	—	8,502,653	—
France	270,918,058	—	270,918,058	—
Germany	82,661,010	—	82,661,010	—
Greece	23,089,615	20,203,060	2,886,555	—
Hong Kong	41,477,754	5,695,655	35,782,099	—
Hungary	11,847,319	—	11,847,319	—
India	24,560,880	11,523,267	13,037,613	—
Ireland	15,967,887	15,967,887	—	—
Italy	137,372,147	6,679,303	130,692,844	—
Japan	956,667,501	2,972,095	953,695,406	—
Netherlands	114,481,774	—	114,481,774	—
Norway	21,903,341	—	21,903,341	—
Portugal	7,725,838	7,725,838	—	—
Russia	81,411,636	—	81,411,636	—
South Africa	49,808,692	27,490,806	22,317,886	—
South Korea	80,847,353	6,756,268	74,091,085	—
Spain	40,617,972	6,029,080	34,588,892	—
Sweden	34,302,223	—	34,302,223	—
Switzerland	138,563,553	—	138,563,553	—
Taiwan	65,381,909	—	65,381,909	—
United Kingdom	353,814,421	60,256,560	293,557,861	—
Preferred Stocks	22,255,038	22,255,038	—	—
Rights	6,944	6,944	—	—
Short-Term Investments	177,522,597	177,522,597	—	—
Futures Contracts(2)	3,784,446	3,784,446	—	—

Total	$2,978,424,064	$470,509,500	$2,507,914,564	$—

(1)	For the period ended January 31, 2018, investments valued at $52,359,802 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $87,998,779 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Long/Short Global Equity Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 116.0%
	Automobiles & Components - 2.5%
7,792	Hankook Tire Co., Ltd.	$390,252
24,900	Keihin Corp.	519,124
10,161	Tenneco, Inc.	589,440

		1,498,816

	Banks - 6.3%
1,773	Banco ABC Brasil S.A*	6,938
12,700	Bank of Kyoto Ltd.	715,563
427,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	385,691
47,434	FNB Corp.	680,678
25,408	Hilltop Holdings, Inc.	665,435
8,554	IBERIABANK Corp.	722,813
339,163	Unicaja Banco S.A.*(1)	596,436

		3,773,554

	Capital Goods - 9.8%
8,618	AGCO Corp.	625,839
10,200	Daifuku Co., Ltd.	686,773
28,688	Escorts Ltd.	364,989
36,400	Hino Motors Ltd.	484,053
29,000	Nippo Corp.	666,923
5,944	Rheinmetall AG	841,374
3,648	Teledyne Technologies, Inc.*	696,476
17,701	Terex Corp.	832,301
12,182	Timken Co.	640,164

		5,838,892

	Commercial & Professional Services - 2.5%
12,569	Robert Half International, Inc.	727,494
18,060	TriNet Group, Inc.*	792,292

		1,519,786

	Consumer Durables & Apparel - 7.0%
30,085	Acushnet Holdings Corp.	645,323
7,447	Carter’s, Inc.	895,874
9,483	Deckers Outdoor Corp.*	812,788
156,000	Haier Electronics Group Co., Ltd.*	532,550
21,952	La-Z-Boy, Inc.	661,853
19,244	Moncler S.p.A.	634,190

		4,182,578

	Consumer Services - 1.3%
10,160	Cheesecake Factory, Inc.	499,770
20,085	Melia Hotels International S.A.	283,836

		783,606

	Diversified Financials - 7.4%
18,820	Banca Generali S.p.A.	704,944
9,637	FirstCash, Inc.	704,464
40,345	GAM Holding AG*	757,802
68,542	MFA Financial, Inc. REIT	490,761
36,320	MTGE Investment Corp. REIT	617,440
8,156	Noah Holdings Ltd. ADR*	402,988
29,983	Redwood Trust, Inc. REIT	446,447
15,016	Solar Capital Ltd.	315,336

		4,440,182

	Energy - 4.5%
24,134	Delek U.S. Holdings, Inc.	842,035
59,361	Enerplus Corp.	674,206
28,200	Japan Petroleum Exploration Co., Ltd.	779,859
136,300	United Tractors Tbk PT	396,017

		2,692,117

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Food, Beverage & Tobacco - 2.8%
10,917	Fresh Del Monte Produce, Inc.	$516,483
68,200	Itoham Yonekyu Holdings, Inc.	626,596
4,221	Sanderson Farms, Inc.	535,645

		1,678,724

	Health Care Equipment & Services - 8.5%
12,198	Encompass Health Corp.	645,518
15,583	Globus Medical, Inc. Class A*	717,441
13,418	Haemonetics Corp.*	867,474
13,079	LifePoint Health, Inc.*	646,756
10,099	Molina Healthcare, Inc.*	922,645
32,500	Qualicorp S.A.	312,045
456,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	337,771
52,791	UDG Healthcare plc	614,926

		5,064,576

	Household & Personal Products - 1.5%
12,551	Nu Skin Enterprises, Inc. Class A	901,664

	Insurance - 2.4%
16,899	Assured Guaranty Ltd.	601,436
89,767	Storebrand ASA	803,541

		1,404,977

	Materials - 11.3%
18,952	Alcoa Corp.*	985,883
9,844	Cabot Corp.	665,848
82,295	Centerra Gold, Inc.*	424,856
22,971	Graphic Packaging Holding Co.	370,982
281,236	Lee & Man Paper Manufacturing Ltd.	330,279
17,449	Methanex Corp.	1,101,415
16,704	Salzgitter AG	1,008,927
68,400	Tokyo Steel Manufacturing Co., Ltd.	606,932
4,957	Vidrala S.A.	503,896
26,263	Wienerberger AG	716,657

		6,715,675

	Media - 3.4%
1,289	CJ E&M Corp.	108,960
32,590	New York Times Co. Class A	757,718
27,900	Nippon Television Holdings, Inc.	491,351
46,275	Television Francaise	694,063

		2,052,092

	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
5,482	ICON plc*	600,389
49,948	MiMedx Group, Inc.*	836,629
37,158	Momenta Pharmaceuticals, Inc.*	631,686

		2,068,704

	Real Estate - 9.6%
540,971	Beni Stabili S.p.A. SIIQ REIT	501,155
36,710	Brandywine Realty Trust REIT	658,578
311,100	Corp. Inmobiliaria Vesta S.A.B. de C.V.	428,913
12,794	Corporate Office Properties Trust REIT	349,276
33,171	Entra ASA(1)	501,724
73,000	Kerry Properties Ltd.	349,012
24,840	LaSalle Hotel Properties REIT	758,614
6,072	LEG Immobilien AG	685,260
7,739	Life Storage, Inc. REIT	643,111
16,160	Potlatch Corp. REIT	854,864

		5,730,507

	Retailing - 2.9%
58,919	Chico’s FAS, Inc.	560,319
30,900	Lojas Renner S.A.	367,192
15,000	Magazine Luiza S.A.	398,117

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

51,879	PC Jeweller Ltd.	$395,476

		1,721,104

	Semiconductors & Semiconductor Equipment - 6.2%
22,110	ASM Pacific Technology Ltd.	301,149
21,408	Entegris, Inc.	696,830
15,643	First Solar, Inc.*	1,050,740
7,285	Silicon Motion Technology Corp. ADR	361,919
20,684	Teradyne, Inc.	948,155
37,000	Win Semiconductors Corp.	330,563

		3,689,356

	Software & Services - 5.6%
32,000	DeNA Co., Ltd.	695,005
9,963	Mail.Ru Group Ltd. GDR*	327,143
2,987	SINA Corp.*	350,226
6,297	Temenos Group AG*	870,223
18,304	Teradata Corp.*	741,312
2,513	YY, Inc. ADR*	334,129

		3,318,038

	Technology Hardware & Equipment - 5.9%
24,000	Alps Electric Co., Ltd.	693,542
7,749	Arrow Electronics, Inc.*	630,304
62,000	Chroma ATE, Inc.	353,125
22,262	Ciena Corp.*	473,735
320,521	E Ink Holdings, Inc.	582,666
16,900	Hitachi High-Technologies Corp.	797,955

		3,531,327

	Telecommunication Services - 1.9%
38,161	Hellenic Telecommunications Organization S.A.	599,342
47,722	Vonage Holdings Corp.*	534,009

		1,133,351

	Transportation - 6.3%
140,100	Aeroflot PJSC*	332,224
205,100	Air New Zealand Ltd.	465,537
73,600	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	374,806
166,540	International Container Terminal Services, Inc.	368,466
30,852	JetBlue Airways Corp.*	643,573
9,698	Kirby Corp.*	726,380
103,364	Qantas Airways Ltd.	438,047
670,000	Sinotrans Ltd. Class H	406,380

		3,755,413

	Utilities - 2.9%
61,801	AES Corp.	714,419
56,636	ENN Energy Holdings Ltd.	437,584
64,837	Indraprastha Gas Ltd.	310,363
475,903	SJVN Ltd.	256,247

		1,718,613

	Total Common Stocks (cost $60,791,305)	$69,213,652

Exchange-Traded Funds - 2.6%
	Other Investment Pools & Funds - 2.6%
11,239	iShares Core MSCI EAFE ETF	781,448
4,849	iShares Russell 2000 ETF	758,189

		1,539,637

	Total Exchange-Traded Funds (cost $1,265,184)	$1,539,637

Preferred Stocks - 0.8%
	Banks - 0.7%
74,100	Banco ABC Brasil S.A.,4.80%	440,972

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Utilities - 0.1%
10,100	Cia Paranaense de Energia *		$77,700

	Total Preferred Stocks (cost $468,245)		$518,672

	Total Long-Term Investments (cost $62,524,734)		$71,271,961

	Total Investments (cost $62,524,734)	119.4%	$71,271,961
	Total Securities Sold Short (proceeds $33,834,362)	(58.6)%	$(34,959,306)
	Other Assets and Liabilities	39.2%	23,366,585

	Total Net Assets	100.0%	$59,679,240

Securities Sold Short - (56.9%)
Common Stocks - (56.9%)
	Automobiles & Components - (1.2%)
(2,473)	Dorman Products, Inc.		(186,563)
(6,181)	Fox Factory Holding Corp.		(237,041)
(2,219)	LCI Industries		(244,645)
(706)	Nifco, Inc.		(49,534)

			(717,783)

	Banks - (1.8%)
(1,521)	Independent Bank Corp.		(108,523)
(7,561)	Itau CorpBanca ADR		(115,608)
(370,283)	Liberbank S.A.		(207,253)
(1,721)	Metro Bank plc		(88,799)
(8,779)	National Bank Holdings Corp. Class A		(291,814)
(66,219)	Seven Bank Ltd.		(244,749)
(1,349)	Suruga Bank Ltd.		(27,350)

			(1,084,096)

	Capital Goods - (8.5%)
(7,850)	Apogee Enterprises, Inc.		(357,253)
(37,750)	Chiyoda Corp.		(359,095)
(5,680)	CIRCOR International, Inc.		(301,154)
(4,026)	DXP Enterprises, Inc.		(137,729)
(4,022)	Industria Macchine Automatiche S.p.A.		(351,955)
(21,709)	Inwido AB		(225,082)
(8,535)	Kornit Digital Ltd.		(127,598)
(8,338)	Kratos Defense & Security Solutions, Inc.		(95,137)
(72,916)	Melrose Industries plc		(234,332)
(4,537)	MonotaRO Co., Ltd.		(143,499)
(17,037)	MRC Global, Inc.		(306,325)
(43,668)	Munters Group AB(1)		(319,756)
(5,982)	NCC AB Class B		(118,596)
(29,105)	NOW, Inc.		(343,148)
(1,377)	SHO-BOND Holdings Co., Ltd.		(110,803)
(4,482)	Sun Hydraulics Corp.		(278,243)
(55,000)	Sunrun, Inc.		(348,150)
(12,346)	Sweco AB Class B		(278,710)
(4,640)	Tennant Co.		(312,736)
(1,866)	Trex Co., Inc.		(208,227)
(4,061)	Uponor Oyj		(85,915)

			(5,043,443)

	Commercial & Professional Services - (1.5%)
(2,673)	ABM Industries, Inc.		(101,654)
(3,945)	Nomura Co., Ltd.		(89,185)
(14,012)	Outsourcing, Inc.		(265,486)
(9,700)	Prestige International, Inc.		(127,326)
(6,837)	Relia, Inc.		(82,949)
(1,935)	Ritchie Bros Auctioneers, Inc.		(62,943)
(1,622)	Societe BIC S.A.		(185,742)

			(915,285)

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Consumer Durables & Apparel - (1.8%)
(25,268)	American Outdoor Brands Corp.	$(301,447)
(5,298)	Canada Goose Holdings, Inc.	(190,642)
(3,159)	Chargeurs S.A.	(104,562)
(22,314)	Mattel, Inc.	(353,454)
(213,528)	Skyworth Digital Holdings Ltd.	(104,619)

		(1,054,724)

	Consumer Services - (1.6%)
(68,849)	Ardent Leisure Group	(111,295)
(12,732)	Belmond Ltd. Class A	(164,243)
(20,760)	Chegg, Inc.	(359,563)
(77,924)	Tsogo Sun Holdings Ltd.	(168,922)
(2,512)	Wingstop, Inc.	(121,480)

		(925,503)

	Diversified Financials - (3.0%)
(5,700)	Donnelley Financial Solutions, Inc.	(122,265)
(13,741)	Flow Traders(1)	(343,523)
(406,260)	Gentera S.A.B. de C.V.	(368,677)
(4,321)	Greenhill & Co., Inc.	(80,155)
(573)	Hypoport AG	(91,060)
(80,622)	LendingClub Corp.	(295,077)
(36,864)	Matsui Securities Co., Ltd.	(351,406)
(23,447)	Ratos AB Class B	(110,413)

		(1,762,576)

	Energy - (1.4%)
(16,684)	Extraction Oil & Gas, Inc.	(235,244)
(6,583)	Forum Energy Technologies, Inc.	(111,253)
(5,579)	Mammoth Energy Services, Inc.	(128,094)
(4,614)	Resolute Energy Corp.	(156,507)
(15,096)	Ring Energy, Inc.	(208,325)

		(839,423)

	Food, Beverage & Tobacco - (3.1%)
(3,709)	AAK AB	(344,985)
(3,584)	B&G Foods, Inc.	(118,272)
(1,825)	Calbee, Inc.	(64,481)
(16,955)	Freshpet, Inc.	(311,972)
(109,466)	Greencore Group plc	(302,302)
(4,344)	Ito En Ltd.	(179,839)
(3,755)	Kagome Co., Ltd.	(140,250)
(25,706)	Pioneer Foods Group Ltd.	(283,398)
(4,864)	Wessanen	(104,507)

		(1,850,006)

	Health Care Equipment & Services - (7.3%)
(7,496)	AtriCure, Inc.	(122,260)
(10,073)	AxoGen, Inc.	(280,029)
(8,730)	BioTelemetry, Inc.	(298,130)
(4,765)	DexCom, Inc.	(277,323)
(8,333)	Envision Healthcare Corp.	(299,905)
(21,234)	Evolent Health, Inc. Class A	(299,399)
(11,642)	Glaukos Corp.	(349,376)
(163,787)	Healthscope Ltd.	(254,807)
(5,336)	iRhythm Technologies, Inc.	(318,186)
(16,558)	K2M Group Holdings, Inc.	(348,877)
(54,811)	Life Healthcare Group Holdings Ltd.	(126,221)
(2,671)	Nevro Corp.	(214,374)
(15,621)	Novocure Ltd.	(350,691)
(2,469)	Penumbra, Inc.	(245,912)
(105,697)	Raffles Medical Group Ltd.	(89,437)
(1,551)	Sartorius AG	(185,626)
(17,001)	Tenet Healthcare Corp.	(320,979)

		(4,381,532)

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Household & Personal Products - (1.0%)
(191,051)	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	$(357,943)
(7,019)	Ontex Group N.V.	(207,578)

		(565,521)

	Insurance - (1.6%)
(5,286)	Aspen Insurance Holdings Ltd.	(197,432)
(476)	Erie Indemnity Co. Class A	(56,530)
(2,441)	Kinsale Capital Group, Inc.	(116,485)
(107,300)	Saga plc	(176,116)
(9,627)	Trupanion, Inc.	(336,175)
(4,200)	United Insurance Holdings Corp.	(81,144)

		(963,882)

	Materials - (4.2%)
(6,200)	Air Water, Inc.	(133,045)
(27,401)	Fletcher Building Ltd.	(158,071)
(5,616)	GCP Applied Technologies, Inc.	(187,574)
(1,514)	Huhtamaki Oyj	(64,631)
(13,864)	K+S AG	(389,641)
(4,299)	KH Neochem Co., Ltd.	(125,422)
(216,250)	Nampak Ltd.	(278,385)
(28,947)	Pretium Resources, Inc.	(201,452)
(300,576)	Sibanye Gold Ltd.	(354,326)
(78,158)	Syrah Resources Ltd.	(246,278)
(25,198)	Toho Titanium Co., Ltd.	(357,361)

		(2,496,186)

	Real Estate - (2.2%)
(433)	Alexander’s, Inc. REIT	(157,335)
(8,830)	Franklin Street Properties Corp. REIT	(89,536)
(34,870)	New Senior Investment Group, Inc. REIT	(267,104)
(4,808)	PATRIZIA Immobilien AG	(120,425)
(30,828)	Pennsylvania Real Estate Investment Trust REIT	(344,040)
(15,496)	Quality Care Properties, Inc. REIT	(209,196)
(329,061)	Redco Group(1)	(149,503)

		(1,337,139)

	Retailing - (2.3%)
(36,212)	Automotive Holdings Group Ltd.	(104,259)
(22,812)	Bapcor Ltd.	(107,263)
(4,807)	Core-Mark Holding Co., Inc.	(106,187)
(5,507)	Duluth Holdings, Inc. Class B	(96,978)
(6,344)	IDOM, Inc.	(44,369)
(2,073)	Seria Co., Ltd.	(123,675)
(61,043)	Woolworths Holdings Ltd.	(330,664)
(14,970)	XXL ASA(1)	(185,062)
(1,463)	zooplus AG	(301,455)

		(1,399,912)

	Semiconductors & Semiconductor Equipment - (3.8%)
(12,552)	Brooks Automation, Inc.	(350,201)
(8,089)	CEVA, Inc.	(355,916)
(11,801)	Inphi Corp.	(352,496)
(8,210)	MaxLinear, Inc.	(211,736)
(3,249)	Megachips Corp.	(123,525)
(9,766)	Semtech Corp.	(349,623)
(1,048)	U-Blox Holding AG	(219,726)
(19,629)	Veeco Instruments, Inc.	(326,823)

		(2,290,046)

	Software & Services - (5.5%)
(9,706)	Benefitfocus, Inc.	(244,591)
(2,626)	Ellie Mae, Inc.	(245,531)
(10,352)	Everbridge, Inc.	(334,163)
(2,346)	Five9, Inc.	(61,019)
(7,682)	GMO internet, Inc.	(140,742)
(1,864)	GMO Payment Gateway, Inc.	(164,011)

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(6,040)	GTT Communications, Inc.	$(278,746)
(8,686)	Instructure, Inc.	(311,827)
(11,674)	Istyle, Inc.	(117,897)
(73,496)	NetEnt AB	(417,291)
(12,266)	PROS Holdings, Inc.	(356,205)
(4,048)	Q2 Holdings, Inc.	(171,433)
(1,554)	SMS Co., Ltd.	(55,229)
(13,694)	Twilio, Inc. Class A	(359,331)

		(3,258,016)

	Technology Hardware & Equipment - (2.4%)
(10,044)	Diebold Nixdorf, Inc.	(185,312)
(19,185)	Finisar Corp.	(344,563)
(16,348)	Infinera Corp.	(105,771)
(4,384)	Itron, Inc.	(320,909)
(7,976)	Lumentum Holdings, Inc.	(369,289)
(4,540)	Nissha Co., Ltd.	(118,312)
(39)	ViaSat, Inc.	(2,949)

		(1,447,105)

	Telecommunication Services - (1.4%)
(3,357)	Cellnex Telecom S.A.(1)	(90,635)
(27,971)	Consolidated Communications Holdings, Inc.	(348,239)
(53,801)	Inmarsat plc	(354,619)
(3,765)	ORBCOMM, Inc.	(43,260)

		(836,753)

	Transportation - (0.5%)
(1,173,258)	Pacific Basin Shipping Ltd.	(271,790)

	Utilities - (0.8%)
(4,613)	Connecticut Water Service, Inc.	(244,720)
(6,725)	New Jersey Resources Corp.	(260,930)

		(505,650)

	Total Common Stocks (Proceeds $(32,997,547))	$(33,946,371)

Exchange Traded Funds - (1.7%)
	Other Investment Pools & Funds - 1.7%
(9,683)	iShares MSCI Brazil ETF	(451,131)
(15,082)	iShares MSCI India ETF	(561,804)

	Total Exchange Traded Funds (cost $(836,815))	$(1,012,935)

	Total Securities Sold Short (Proceeds $(33,834,362))	$(34,959,306)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $1,098,160, which represented 1.8% of total net assets.

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
350,080,224	IDR	26,097	USD	SSG	02/02/18	$47	$—
1,343,297	PHP	26,150	USD	SSG	02/02/18	34	—

Total						$81	$—

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
IDR	Indonesian Rupiah
PHP	Philippine Peso

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Long/Short Global Equity Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,498,816	$589,440	$909,376	$—
Banks	3,773,554	2,075,864	1,697,690	—
Capital Goods	5,838,892	2,794,780	3,044,112	—
Commercial & Professional Services	1,519,786	1,519,786	—	—
Consumer Durables & Apparel	4,182,578	3,015,838	1,166,740	—
Consumer Services	783,606	499,770	283,836	—
Diversified Financials	4,440,182	2,977,436	1,462,746	—
Energy	2,692,117	1,912,258	779,859	—
Food, Beverage & Tobacco	1,678,724	1,052,128	626,596	—
Health Care Equipment & Services	5,064,576	4,111,879	952,697	—
Household & Personal Products	901,664	901,664	—	—
Insurance	1,404,977	601,436	803,541	—
Materials	6,715,675	3,548,984	3,166,691	—
Media	2,052,092	757,718	1,294,374	—
Pharmaceuticals, Biotechnology & Life Sciences	2,068,704	2,068,704	—	—
Real Estate	5,730,507	4,544,092	1,186,415	—
Retailing	1,721,104	1,325,628	395,476	—
Semiconductors & Semiconductor Equipment	3,689,356	3,057,644	631,712	—
Software & Services	3,318,038	1,425,667	1,892,371	—
Technology Hardware & Equipment	3,531,327	1,457,164	2,074,163	—
Telecommunication Services	1,133,351	1,133,351	—	—
Transportation	3,755,413	2,578,762	1,176,651	—
Utilities	1,718,613	714,419	1,004,194	—
Exchange-Traded Funds	1,539,637	1,539,637	—	—
Preferred Stocks	518,672	518,672	—	—
Foreign Currency Contracts(2)	81	—	81	—

Total	$71,272,042	$46,722,721	$24,549,321	$—

Liabilities
Securities Sold Short
Automobiles & Components	$(717,783)	$(668,249)	$(49,534)	$—
Banks	(1,084,096)	(604,744)	(479,352)	—
Capital Goods	(5,043,443)	(3,446,453)	(1,596,990)	—
Commercial & Professional Services	(915,285)	(164,597)	(750,688)	—
Consumer Durables & Apparel	(1,054,724)	(950,105)	(104,619)	—
Consumer Services	(925,503)	(814,208)	(111,295)	—
Diversified Financials	(1,762,576)	(957,234)	(805,342)	—
Energy	(839,423)	(839,423)	—	—
Food, Beverage & Tobacco	(1,850,006)	(1,015,944)	(834,062)	—
Health Care Equipment & Services	(4,381,532)	(3,941,099)	(440,433)	—
Household & Personal Products	(565,521)	(565,521)	—	—
Insurance	(963,882)	(963,882)	—	—
Materials	(2,496,186)	(792,833)	(1,703,353)	—
Real Estate	(1,337,139)	(1,067,211)	(269,928)	—
Retailing	(1,399,912)	(533,829)	(866,083)	—
Semiconductors & Semiconductor Equipment	(2,290,046)	(1,946,795)	(343,251)	—
Software & Services	(3,258,016)	(2,780,137)	(477,879)	—
Technology Hardware & Equipment	(1,447,105)	(1,328,793)	(118,312)	—
Telecommunication Services	(836,753)	(391,499)	(445,254)	—
Transportation	(271,790)	—	(271,790)	—
Utilities	(505,650)	(505,650)	—	—
Securities Sold Short - ETF
Diversified Financials	(1,012,935)	(1,012,935)	—	—

Total	$(34,959,306)	$(25,291,141)	$(9,668,165)	$—

(1)	For the period ended January 31, 2018, investments valued at $522,384 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $628,108 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford MidCap Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Automobiles & Components - 1.0%
2,232,991	Harley-Davidson, Inc.	$108,210,744

	Banks - 5.7%
646,760	Cullen/Frost Bankers, Inc.	68,821,732
749,047	East West Bancorp, Inc.	49,369,688
192,825	First Citizens BancShares, Inc. Class A	82,029,683
1,408,153	First Republic Bank	126,100,101
904,549	M&T Bank Corp.	172,569,858
933,852	Prosperity Bancshares, Inc.	70,785,982
800,786	South State Corp.	70,949,639

		640,626,683

	Capital Goods - 8.0%
2,417,445	Allison Transmission Holdings, Inc.	106,947,767
1,471,245	Fastenal Co.	80,859,625
1,586,211	HEICO Corp. Class A	104,451,994
1,600,665	IDEX Corp.	229,663,414
1,013,630	Lennox International, Inc.	220,880,113
568,271	Middleby Corp.*	77,432,607
1,147,696	PACCAR, Inc.	85,572,214

		905,807,734

	Commercial & Professional Services - 8.2%
630,433	Cintas Corp.	106,196,439
1,054,788	Dun & Bradstreet Corp.	130,508,919
619,760	Equifax, Inc.	77,426,617
1,814,540	KAR Auction Services, Inc.	98,965,011
1,910,484	Robert Half International, Inc.	110,578,814
4,104,205	TransUnion*	243,625,609
319,889	UniFirst Corp.	52,877,652
1,498,971	Waste Connections, Inc.	107,656,097

		927,835,158

	Consumer Durables & Apparel - 2.0%
55,212	NVR, Inc.*	175,473,122
3,692,571	Under Armour, Inc. Class C*	47,449,537

		222,922,659

	Consumer Services - 1.2%
1,620,325	Choice Hotels International, Inc.	133,109,699

	Diversified Financials - 4.2%
334,584	Credit Acceptance Corp.*	110,315,691
656,665	FactSet Research Systems, Inc.	131,786,099
777,728	MSCI, Inc.	108,283,069
1,183,450	Northern Trust Corp.	124,723,795

		475,108,654

	Energy - 2.6%
486,479	Diamondback Energy, Inc.*	61,053,114
789,473	Jagged Peak Energy, Inc.*	10,144,728
2,999,545	Newfield Exploration Co.*	94,965,595
9,066,374	WPX Energy, Inc.*	133,547,689

		299,711,126

	Food & Staples Retailing - 0.6%
847,667	PriceSmart, Inc.	72,221,228

	Health Care Equipment & Services - 4.7%
950,027	Integra LifeSciences Holdings Corp.*	50,028,422
1,366,653	STERIS plc	124,256,091
523,160	Teleflex, Inc.	145,307,690
1,014,896	Varian Medical Systems, Inc.*	129,399,240
1,278,559	Veeva Systems, Inc. Class A*	80,370,218

		529,361,661

The Hartford MidCap Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Insurance - 5.6%
155,221	Alleghany Corp.*	$97,432,222
179,607	Fairfax Financial Holdings Ltd.	94,476,202
2,066,036	FNF Group	80,534,083
187,087	Markel Corp.*	214,717,879
82,173	White Mountains Insurance Group Ltd.	69,017,103
1,012,175	WR Berkley Corp.	73,868,532

		630,046,021

	Materials - 3.0%
2,875,496	Ball Corp.	110,073,987
1,400,963	Packaging Corp. of America	176,002,982
1,928,551	Silgan Holdings, Inc.	57,644,389

		343,721,358

	Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
1,475,185	Aerie Pharmaceuticals, Inc.*	80,913,897
1,364,975	Agios Pharmaceuticals, Inc.*	107,505,431
2,497,356	Alkermes plc*	142,773,842
527,303	BeiGene Ltd. ADR*	71,581,382
383,264	Bluebird Bio, Inc.*	78,530,794
2,657,211	Ionis Pharmaceuticals, Inc.*	139,556,722
3,714,480	Ironwood Pharmaceuticals, Inc.*	55,011,449
199,362	Mettler-Toledo International, Inc.*	134,621,184
1,276,259	Neurocrine Biosciences, Inc.*	109,081,857
933,175	Sage Therapeutics, Inc.*	177,116,615
35,700	Seattle Genetics, Inc.*	1,867,110
887,672	Spark Therapeutics, Inc.*	49,754,016
1,070,878	TESARO, Inc.*	72,241,430
1,764,766	Ultragenyx Pharmaceutical, Inc.*	94,150,266
526,964	Waters Corp.*	113,618,708

		1,428,324,703

	Real Estate - 0.4%
1,579,813	Equity Commonwealth REIT*	47,252,207

	Retailing - 1.6%
2,046,433	CarMax, Inc.*	146,053,923
1,164,305	TripAdvisor, Inc.*	40,366,455

		186,420,378

	Semiconductors & Semiconductor Equipment - 2.2%
1,272,533	MKS Instruments, Inc.	130,180,126
1,189,675	Silicon Laboratories, Inc.*	114,446,735

		244,626,861

	Software & Services - 21.1%
2,754,474	Akamai Technologies, Inc.*	184,522,213
1,624,557	Black Knight, Inc.*	80,415,572
1,261,160	Blackbaud, Inc.	120,844,351
674,384	Blackhawk Network Holdings, Inc.*	30,650,753
1,506,334	Cadence Design Systems, Inc.*	67,574,143
386,992	Cimpress N.V.*	49,306,651
452,916	CoStar Group, Inc.*	156,758,757
7,567,136	Genpact Ltd.	256,828,596
2,017,815	Global Payments, Inc.	225,551,361
1,124,904	GrubHub, Inc.*	81,274,314
1,437,910	Guidewire Software, Inc.*	114,241,949
847,781	ServiceNow, Inc.*	126,209,157
3,550,349	Teradata Corp.*	143,789,134
1,806,251	Total System Services, Inc.	160,503,464
1,931,433	VeriSign, Inc.*	221,960,280
1,392,126	WEX, Inc.*	215,515,026
1,247,339	Zillow Group, Inc. Class A*	55,868,314
2,262,062	Zillow Group, Inc. Class C*	100,571,277

		2,392,385,312

The Hartford MidCap Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Technology Hardware & Equipment - 8.5%
2,702,290	CDW Corp.		$202,104,269
2,782,536	CommScope Holding Co., Inc.*		107,489,366
4,147,681	Finisar Corp.*		74,492,351
2,810,707	II-VI, Inc.*		119,876,653
2,625,214	Keysight Technologies, Inc.*		122,649,998
3,894,039	National Instruments Corp.		194,468,308
3,159,400	Trimble, Inc.*		139,329,540

			960,410,485

	Transportation - 4.7%
1,336,189	Alaska Air Group, Inc.		87,827,703
286,835	AMERCO		104,717,722
1,900,205	Genesee & Wyoming, Inc. Class A*		151,731,369
5,037,317	JetBlue Airways Corp.*		105,078,433
1,964,218	Spirit Airlines, Inc.*		82,732,862

			532,088,089

	Utilities - 1.8%
832,625	Black Hills Corp.		46,252,319
1,348,719	NiSource, Inc.		33,286,385
2,808,641	UGI Corp.		128,551,498

			208,090,202

	Total Common Stocks (cost $8,395,421,007)		$11,288,280,962

	Total Long-Term Investments (cost $8,395,421,007)		$11,288,280,962

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
33,709,800	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(1)		33,709,800

	Total Short-Term Investments (cost $33,709,800)		$33,709,800

	Total Investments (cost $8,429,130,807)	100.0%	$11,321,990,762
	Other Assets and Liabilities	0.0%	4,740,199

	Total Net Assets	100.0%	$11,326,730,961

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-incomeproducing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

The Hartford MidCap Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
TBA	To Be Announced

The Hartford MidCap Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 108,210,744	$ 108,210,744	$ —	$ —
Banks	640,626,683	640,626,683	—	—
Capital Goods	905,807,734	905,807,734	—	—
Commercial & Professional Services	927,835,158	927,835,158	—	—
Consumer Durables & Apparel	222,922,659	222,922,659	—	—
Consumer Services	133,109,699	133,109,699	—	—
Diversified Financials	475,108,654	475,108,654	—	—
Energy	299,711,126	299,711,126	—	—
Food & Staples Retailing	72,221,228	72,221,228	—	—
Health Care Equipment & Services	529,361,661	529,361,661	—	—
Insurance	630,046,021	630,046,021	—	—
Materials	343,721,358	343,721,358	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,428,324,703	1,428,324,703	—	—
Real Estate	47,252,207	47,252,207	—	—
Retailing	186,420,378	186,420,378	—	—
Semiconductors & Semiconductor Equipment	244,626,861	244,626,861	—	—
Software & Services	2,392,385,312	2,392,385,312	—	—
Technology Hardware & Equipment	960,410,485	960,410,485	—	—
Transportation	532,088,089	532,088,089	—	—
Utilities	208,090,202	208,090,202	—	—
Short-Term Investments	33,709,800	33,709,800	—	—

Total	$ 11,321,990,762	$ 11,321,990,762	$ —	$ —

(1) For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford MidCap Value Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Automobiles & Components - 2.2%
548,886	GKN plc	$3,294,476
363,467	Goodyear Tire & Rubber Co.	12,655,921

		15,950,397

	Banks - 12.8%
112,800	BancorpSouth Bank	3,784,440
161,296	Bank of the Ozarks, Inc.	8,056,735
206,665	Comerica, Inc.	19,678,641
440,436	FNB Corp.	6,320,257
134,339	IBERIABANK Corp.	11,351,645
180,333	MB Financial, Inc.	7,714,646
41,263	Provident Financial Services, Inc.	1,085,629
82,721	South State Corp.	7,329,081
354,774	Sterling Bancorp	8,780,656
142,413	Western Alliance Bancorp*	8,353,947
179,629	Zions Bancorp	9,705,355

		92,161,032

	Capital Goods - 11.1%
103,002	Granite Construction, Inc.	6,869,203
85,173	Harris Corp.	13,574,873
80,490	Hubbell, Inc.	10,942,616
86,020	JELD-WEN Holding, Inc.*	3,378,866
498,820	Milacron Holdings Corp.*	9,462,615
88,186	Moog, Inc. Class A*	7,942,031
755,795	Sanwa Holdings Corp.	10,499,845
168,030	Sensata Technologies Holding N.V.*	9,451,688
117,282	WESCO International, Inc.*	7,992,768

		80,114,505

	Commercial & Professional Services - 2.7%
350,425	Atento S.A.	3,416,644
162,257	Clean Harbors, Inc.*	8,979,302
58,293	Dun & Bradstreet Corp.	7,212,593

		19,608,539

	Consumer Durables & Apparel - 1.5%
66,114	D.R. Horton, Inc.	3,242,892
45,453	Lennar Corp. Class A	2,848,085
106,149	Toll Brothers, Inc.	4,944,420

		11,035,397

	Consumer Services - 1.4%
83,460	Dave & Buster’s Entertainment, Inc.*	3,922,620
99,464	Norwegian Cruise Line Holdings Ltd.*	6,041,443

		9,964,063

	Energy - 6.9%
169,578	Delek U.S. Holdings, Inc.	5,916,576
190,251	Diamondback Energy, Inc.*	23,876,501
78,189	Energen Corp.*	4,083,811
365,303	Laredo Petroleum, Inc.*	3,554,398
400,057	Newfield Exploration Co.*	12,665,805

		50,097,091

	Food & Staples Retailing - 0.8%
188,755	US Foods Holding Corp.*	6,064,698

	Food, Beverage & Tobacco - 2.2%
46,802	Ingredion, Inc.	6,722,639
121,493	Post Holdings, Inc.*	9,193,376

		15,916,015

	Health Care Equipment & Services - 4.1%
237,413	Acadia Healthcare Co., Inc.*	8,091,035
411,187	Brookdale Senior Living, Inc.*	3,906,276

The Hartford MidCap Value Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

176,292	Envision Healthcare Corp.*	$6,344,749
121,054	STERIS plc	11,006,230

		29,348,290

	Insurance - 10.2%
53,289	Assurant, Inc.	4,874,878
344,613	CNO Financial Group, Inc.	8,474,034
65,022	Hanover Insurance Group, Inc.	7,357,239
463,953	Jardine Lloyd Thompson Group plc	8,879,861
804,449	Lancashire Holdings Ltd.	7,515,653
88,342	Reinsurance Group of America, Inc.	13,838,774
199,342	Unum Group	10,603,001
323,464	XL Group Ltd.	11,916,414

		73,459,854

	Materials - 8.1%
127,702	Alcoa Corp.*	6,643,058
135,650	Cabot Corp.	9,175,366
114,039	Celanese Corp. Series A	12,334,458
106,102	Commercial Metals Co.	2,550,692
77,452	Crown Holdings, Inc.*	4,496,089
122,203	Olin Corp.	4,555,728
124,502	Reliance Steel & Aluminum Co.	10,905,130
69,555	Westlake Chemical Corp.	7,831,893

		58,492,414

	Media - 0.4%
202,580	TEGNA, Inc.	2,931,333

	Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
56,500	Five Prime Therapeutics, Inc.*	1,130,000

	Real Estate - 7.6%
101,631	American Assets Trust, Inc. REIT	3,583,509
262,690	Corporate Office Properties Trust REIT	7,171,437
78,293	Equity LifeStyle Properties, Inc. REIT	6,758,252
66,831	Extra Space Storage, Inc. REIT	5,579,052
139,752	Forest City Realty Trust, Inc. Class A, REIT	3,279,979
61,374	Life Storage, Inc. REIT	5,100,179
87,685	PS Business Parks, Inc. REIT	10,707,215
514,111	STORE Capital Corp. REIT	12,600,861

		54,780,484

	Retailing - 0.3%
42,669	Camping World Holdings, Inc. Class A	1,909,438

	Semiconductors & Semiconductor Equipment - 5.9%
141,250	Axcelis Technologies, Inc.*	3,658,375
95,048	Ichor Holdings Ltd.*	3,033,932
287,602	Microsemi Corp.*	17,770,928
213,432	Silicon Motion Technology Corp. ADR	10,603,302
170,706	Teradyne, Inc.	7,825,163

		42,891,700

	Software & Services - 3.8%
246,070	Booz Allen Hamilton Holding Corp.	9,641,023
155,570	SS&C Technologies Holdings, Inc.	7,822,060
85,332	VeriSign, Inc.*	9,806,353

		27,269,436

	Technology Hardware & Equipment - 5.1%
190,352	Acacia Communications, Inc.*	7,025,892
227,010	Arrow Electronics, Inc.*	18,464,994
248,643	Keysight Technologies, Inc.*	11,616,601

		37,107,487

	Telecommunication Services - 1.4%
131,095	Millicom International Cellular S.A.	9,774,022

The Hartford MidCap Value Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Transportation - 4.9%
143,587	Genesee & Wyoming, Inc. Class A*		$11,465,422
235,451	JetBlue Airways Corp.*		4,911,508
315,588	Knight-Swift Transportation Holdings, Inc.		15,713,127
115,665	Schneider National, Inc. Class B		3,386,671

			35,476,728

	Utilities - 4.5%
270,782	Alliant Energy Corp.		10,763,584
209,733	Great Plains Energy, Inc.		6,526,891
336,781	UGI Corp.		15,414,467

			32,704,942

	Total Common Stocks (cost $582,619,924)		$708,187,865

	Total Long-Term Investments (cost $582,619,924)		$708,187,865

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
10,796,384	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(1)		10,796,384

	Total Short-Term Investments (cost $10,796,384)		$10,796,384

	Total Investments (cost $593,416,308)	99.6%	$718,984,249
	Other Assets and Liabilities	0.4%	3,011,378

	Total Net Assets	100.0%	$721,995,627

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$15,950,397	$12,655,921	$3,294,476	$—
Banks	92,161,032	92,161,032	—	—
Capital Goods	80,114,505	69,614,660	10,499,845	—
Commercial & Professional Services	19,608,539	19,608,539	—	—
Consumer Durables & Apparel	11,035,397	11,035,397	—	—
Consumer Services	9,964,063	9,964,063	—	—
Energy	50,097,091	50,097,091	—	—
Food & Staples Retailing	6,064,698	6,064,698	—	—
Food, Beverage & Tobacco	15,916,015	15,916,015	—	—
Health Care Equipment & Services	29,348,290	29,348,290	—	—
Insurance	73,459,854	73,459,854	—	—
Materials	58,492,414	58,492,414	—	—
Media	2,931,333	2,931,333	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,130,000	1,130,000	—	—
Real Estate	54,780,484	54,780,484	—	—
Retailing	1,909,438	1,909,438	—	—
Semiconductors & Semiconductor Equipment	42,891,700	42,891,700	—	—
Software & Services	27,269,436	27,269,436	—	—
Technology Hardware & Equipment	37,107,487	37,107,487	—	—
Telecommunication Services	9,774,022	9,774,022	—	—
Transportation	35,476,728	35,476,728	—	—
Utilities	32,704,942	32,704,942	—	—
Short-Term Investments	10,796,384	10,796,384	—	—

Total	$718,984,249	$705,189,928	$13,794,321	$—

(1)	For the period ended January 31, 2018, investments valued at $8,175,738 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Hartford Moderate Allocation Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Funds - 6.1%
1,740,168	Hartford Real Total Return Fund, Class F*		$14,130,164
1,557,099	The Hartford Global Real Asset Fund, Class F*		15,072,714

	Total Alternative Funds (cost $29,407,912)		$29,202,878

	Domestic Equity Funds - 42.9%
2,312,279	Hartford Core Equity Fund, Class F*		70,778,846
881,534	Hartford Quality Value Fund, Class F		18,476,948
1,218,133	Hartford Small Cap Core Fund, Class F*		17,224,396
2,125,327	The Hartford Equity Income Fund, Class F*		44,419,343
443,482	The Hartford Growth Opportunities Fund, Class F*		21,318,194
1,088,406	The Hartford MidCap Fund, Class F*		35,318,779

	Total Domestic Equity Funds (cost $182,829,357)		$207,536,506

	International/Global Equity Funds - 15.6%
1,893,184	Hartford Schroders International Multi-Cap Value Fund, Class F		20,408,519
2,271,775	The Hartford International Opportunities Fund, Class F*		40,960,111
811,111	The Hartford International Small Company Fund, Class F*		14,161,996

	Total International/Global Equity Funds (cost $64,661,826)		$75,530,626

	Multi-Strategy Funds - 5.1%
2,221,761	The Hartford Global All-Asset Fund, Class F*		24,550,463

	Total Multi-Strategy Funds (cost $24,470,986)		$24,550,463

	Taxable Fixed Income Funds - 30.4%
979,364	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		9,803,433
891,658	The Hartford Inflation Plus Fund, Class F*		9,406,988
4,295,044	The Hartford Quality Bond Fund, Class F		42,177,328
966,355	The Hartford Short Duration Fund, Class F		9,499,269
2,711,476	The Hartford Strategic Income Fund, Class F		23,860,989
1,834,781	The Hartford Total Return Bond Fund, Class F		18,788,162
3,154,169	The Hartford World Bond Fund, Class F*		33,402,655

	Total Taxable Fixed Income Funds (cost $147,565,625)		$146,938,824

	Total Affiliated Investment Companies (cost $448,935,706)		$483,759,297

	Total Long-Term Investments (cost $448,935,706)		$483,759,297

	Total Investments (cost $448,935,706)	100.1%	$483,759,297
	Other Assets and Liabilities	(0.1)%	(322,583)

	Total Net Assets	100.0%	$483,436,714

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Moderate Allocation Fund
Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$483,759,297	$483,759,297	$—	$—

Total	$483,759,297	$483,759,297	$—	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

Hartford Multi-Asset Income Fund

Schedule of Investments January 31,2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 2.5%
	Asset-Backed - Finance & Insurance - 0.4%
$ 36,235	Long Beach Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 1.73%, 12/25/2036(1)	$17,834
250,000	Sound Point CLO Ltd. 3 mo. USD LIBOR + 4.600%, 6.32%, 07/15/2025(1)(2)	251,468

		269,302

	Asset-Backed - Home Equity - 0.5%
122,517	GSAA Home Equity Trust 1 mo. USD LIBOR + 0.090%, 1.65%, 12/25/2036(1)	61,963
364,574	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	195,324
40,000	Soundview Home Loan Trust 1 mo. USD LIBOR + 0.250%, 1.81%, 11/25/2036(1)	35,104

		292,391

	Commercial Mortgage - Backed Securities - 0.4%
50,000	Citigroup Commercial Mortgage Trust 4.40%, 03/10/2047(2)(4)	37,645
175,000	Commercial Mortgage Trust 4.58%, 10/15/2045(2)(4)	81,245
140,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.73%, 10/15/2045(2)(4)	62,044
15,000	Wells Fargo Commercial Mortgage Trust 4.10%, 05/15/2048(4)	13,271
115,599	WF-RBS Commercial Mortgage Trust 3.02%, 11/15/2047(2)	66,665

		260,870

	Whole Loan Collateral CMO - 1.2%
	Alternative Loan Trust
48,199	1 mo. USD LIBOR + 0.450%, 2.01%, 04/25/2035(1)	43,510
59,278	12 mo. USD MTA + 1.350%, 2.48%, 08/25/2035(1)	52,079
56,839	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.320%, 1.88%, 08/25/2036(1)	57,947
20,527	CHL Mortgage Pass-Through Trust 3.44%, 03/20/2036(4)	18,839
60,395	Countrywide Alternative Loan Trust 1 mo. USD LIBOR + 0.140%, 1.70%, 04/25/2047(1)	52,770
	Fannie Mae Connecticut Avenue Securities
162,000	1 mo. USD LIBOR + 2.200%, 3.76%, 01/25/2030(1)	164,318
40,000	1 mo. USD LIBOR + 3.550%, 5.11%, 07/25/2029(1)	43,612
80,143	1 mo. USD LIBOR + 4.350%, 5.91%, 05/25/2029(1)	89,635
112,291	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.07%, 06/25/2036(1)(4)	101,263
72,612	Residential Accredit Loans, Inc. 1 mo. USD LIBOR + 0.250%, 1.81%, 08/25/2037(1)	70,314
45,712	Residential Asset Securitization Trust 5.50%, 06/25/2035	41,943
24,670	Wells Fargo Mortgage Backed Securities Trust 3.65%, 03/25/2036(4)	24,334

		760,564

	Total Asset & Commercial Mortgage Backed Securities (cost $1,640,213)	$1,583,127

Corporate Bonds - 21.9%
	Aerospace/Defense - 0.3%
	DAE Funding LLC
10,000	4.50%, 08/01/2022(2)	9,950
20,000	5.00%, 08/01/2024(2)	19,850
	Lockheed Martin Corp.
100,000	3.35%, 09/15/2021	102,020
50,000	3.80%, 03/01/2045	49,562

		181,382

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Agriculture - 0.1%
$ 50,000	Reynolds American, Inc. 4.85%, 09/15/2023	$53,923

	Apparel - 0.1%
75,000	NIKE, Inc. 2.38%, 11/01/2026	70,602

	Auto Manufacturers - 0.1%
10,000	General Motors Co. 6.60%, 04/01/2036	12,121
75,000	General Motors Financial Co., Inc. 4.00%, 10/06/2026	74,646

		86,767

	Auto Parts & Equipment - 0.1%
75,000	Delphi Corp. 4.15%, 03/15/2024	77,471

	Beverages - 0.5%
25,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/2023	24,550
75,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	71,833
100,000	Constellation Brands, Inc. 2.65%, 11/07/2022	97,411
	Molson Coors Brewing Co.
100,000	3.00%, 07/15/2026	95,271
50,000	4.20%, 07/15/2046	49,829

		338,894

	Biotechnology - 0.1%
75,000	Celgene Corp. 3.25%, 08/15/2022	75,453

	Chemicals - 0.3%
50,000	Agrium, Inc. 3.38%, 03/15/2025	49,384
55,000	4.13%, 03/15/2035	55,438
50,000	Chemours Co. 6.63%, 05/15/2023	52,688
20,000	Eastman Chemical Co. 4.65%, 10/15/2044	21,604
10,000	Methanex Corp. 5.65%, 12/01/2044	10,316

		189,430

	Coal - 0.2%
30,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	33,003
45,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)	39,262
30,000	Peabody Energy Corp. 6.38%, 03/31/2025(2)	31,500
35,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(2)	36,838

		140,603

	Commercial Banks - 5.6%
EUR 200,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(1)(5)(6)	261,080
200,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(1)(5)(6)	268,507
	Bank of America Corp.
$ 25,000	3.25%, 10/21/2027	24,423
100,000	4.00%, 01/22/2025	102,304
75,000	4.75%, 04/21/2045	82,911
	Capital One Financial Corp.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 50,000	2.45%, 04/24/2019	$49,975
55,000	3.20%, 02/05/2025	53,462
400,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(5)	478,886
200,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(5)(6)	215,750
50,000	Deutsche Bank AG 3.70%, 05/30/2024	49,736
35,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(2)	36,575
100,000	Goldman Sachs Group, Inc. 3.50%, 01/23/2025	99,857
100,000	3.50%, 11/16/2026	98,569
200,000	HSBC Holdings plc 5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(1)(5)	209,250
200,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(5)	222,500
50,000	JP Morgan Chase & Co. 2.95%, 10/01/2026	48,020
100,000	6.30%, 04/23/2019	104,740
150,000	Morgan Stanley 3.95%, 04/23/2027	151,031
EUR 80,000	Novo Banco S.A 3.50%, 03/18/2043(6)	86,412
60,000	Novo Banco S.A. 3.50%, 02/19/2043(6)	64,809
$ 200,000	Sberbank of Russia Via SB Capital S.A. 5.13%, 10/29/2022(6)	207,000
200,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(1)(5)(6)	208,184
	UBS Group AG
200,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(1)(5)(6)	213,300
200,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(1)(5)(6)	226,000
20,000	Wells Fargo & Co. 4.75%, 12/07/2046	22,208

		3,585,489

	Commercial Services - 0.5%
10,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(2)	10,950
	APX Group, Inc.
30,000	7.63%, 09/01/2023	32,250
45,000	7.88%, 12/01/2022	48,262
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
35,000	5.25%, 03/15/2025(2)	34,387
25,000	5.50%, 04/01/2023	25,188
55,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(2)	57,200
55,000	GW Honos Security Corp. 8.75%, 05/15/2025(2)	59,675
	Herc Rentals, Inc.
20,000	7.50%, 06/01/2022(2)	21,475
20,000	7.75%, 06/01/2024(2)	21,925
15,000	Hertz Corp. 5.50%, 10/15/2024(2)	13,435
5,000	Service Corp. International 4.63%, 12/15/2027	4,956
	United Rentals North America, Inc.
10,000	4.63%, 10/15/2025	10,150
10,000	5.88%, 09/15/2026	10,713

		350,566

	Construction Materials - 0.2%
30,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	31,125

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 65,000	Standard Industries, Inc. 5.38%, 11/15/2024(2)	$67,275

		98,400

	Diversified Financial Services - 0.6%
75,000	Discover Financial Services 3.75%, 03/04/2025	74,636
15,000	FBM Finance, Inc. 8.25%, 08/15/2021(2)	15,938
25,000	goeasy Ltd. 7.88%, 11/01/2022(2)	26,687
55,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.88%, 10/01/2020	56,375
	Navient Corp.
5,000	5.50%, 01/25/2023	5,019
10,000	5.63%, 08/01/2033	9,125
30,000	5.88%, 10/25/2024	30,121
40,000	6.13%, 03/25/2024	40,800
10,000	6.50%, 06/15/2022	10,563
25,000	7.25%, 09/25/2023	26,937
	Springleaf Finance Corp.
15,000	5.25%, 12/15/2019	15,450
5,000	6.13%, 05/15/2022	5,164
20,000	7.75%, 10/01/2021	22,075
20,000	8.25%, 12/15/2020	22,050
45,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(2)	45,900

		406,840

	Electric - 0.9%
35,000	AES Corp. 5.13%, 09/01/2027	36,652
50,000	Dominion Energy, Inc. 2.85%, 08/15/2026	47,441
20,000	Duke Energy Florida LLC 3.40%, 10/01/2046	18,924
50,000	Fortis, Inc. 3.06%, 10/04/2026	47,289
50,000	ITC Holdings Corp. 3.25%, 06/30/2026	48,774
150,000	Pampa Energia S.A. 7.50%, 01/24/2027(6)	163,688
80,000	SCANA Corp. 4.13%, 02/01/2022	81,752
50,000	Southern Power Co. 5.15%, 09/15/2041	55,659
50,000	Southwestern Electric Power Co. 2.75%, 10/01/2026	47,208
80,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(7)(8)(9)(10)	0

		547,387

	Electrical Components & Equipment - 0.0%
20,000	General Cable Corp. 5.75%, 10/01/2022	20,625

	Electronics - 0.1%
50,000	Keysight Technologies, Inc. 3.30%, 10/30/2019	50,209

	Entertainment - 0.3%
20,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(2)	19,852
25,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	26,094
35,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	38,150

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 35,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	$36,292
25,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	26,750
10,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(2)	9,925
	Scientific Games International, Inc.
5,000	5.00%, 10/15/2025(2)	5,006
30,000	6.63%, 05/15/2021	31,050

		193,119

	Environmental Control - 0.0%
15,000	Clean Harbors, Inc. 5.13%, 06/01/2021	15,152
5,000	Tervita Escrow Corp. 7.63%, 12/01/2021(2)	5,006
10,000	Waste Pro USA, Inc. 5.50%, 02/15/2026(2)	10,175

		30,333

	Food - 0.5%
200,000	Marb BondCo plc 6.88%, 01/19/2025(2)	197,000
	Post Holdings, Inc.
30,000	5.00%, 08/15/2026(2)	29,287
35,000	5.63%, 01/15/2028(2)	34,847
10,000	5.75%, 03/01/2027(2)	10,010
	TreeHouse Foods, Inc.
35,000	4.88%, 03/15/2022	35,525
15,000	6.00%, 02/15/2024(2)	15,562

		322,231

	Healthcare-Products - 0.2%
50,000	Abbott Laboratories 2.95%, 03/15/2025	48,518
55,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(2)	57,337
50,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	47,709

		153,564

	Healthcare-Services - 0.3%
25,000	Envision Healthcare Corp. 5.63%, 07/15/2022	25,437
35,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	37,275
	HCA, Inc.
30,000	5.38%, 02/01/2025	30,637
15,000	6.50%, 02/15/2020	15,994
35,000	7.50%, 11/15/2095	36,400
5,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(2)	5,369
30,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(2)	30,300

		181,412

	Home Builders - 0.3%
35,000	AV Homes, Inc. 6.63%, 05/15/2022	36,575
	Beazer Homes USA, Inc.
10,000	5.88%, 10/15/2027(2)	9,975
15,000	6.75%, 03/15/2025	15,750
15,000	8.75%, 03/15/2022	16,387
75,000	KB Home 7.00%, 12/15/2021	82,500

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 50,000	M/I Homes, Inc. 6.75%, 01/15/2021	$51,750

		212,937

	Household Products - 0.1%
50,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	32,125

	Housewares - 0.1%
50,000	American Greetings Corp. 7.88%, 02/15/2025(2)	53,125

	Insurance - 0.4%
50,000	American International Group, Inc. 4.13%, 02/15/2024	51,928
75,000	CNA Financial Corp. 3.95%, 05/15/2024	76,372
25,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	21,438
5,000	7.20%, 02/15/2021	4,875
5,000	MGIC Investment Corp. 5.75%, 08/15/2023	5,375
15,000	Radian Group, Inc. 4.50%, 10/01/2024	15,000
40,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(2)	41,200
50,000	XLIT Ltd. 4.45%, 03/31/2025	50,462

		266,650

	Internet - 0.2%
55,000	Netflix, Inc. 5.88%, 02/15/2025	58,865
20,000	Weibo Corp. 1.25%, 11/15/2022(2)	24,134
	Zayo Group LLC / Zayo Capital, Inc.
30,000	6.00%, 04/01/2023	31,275
30,000	6.38%, 05/15/2025	31,463

		145,737

	Iron/Steel - 0.2%
40,000	AK Steel Corp. 7.00%, 03/15/2027	40,900
30,000	Nucor Corp. 4.00%, 08/01/2023	31,185
5,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(2)	5,200
	Steel Dynamics, Inc.
5,000	4.13%, 09/15/2025	4,949
20,000	5.13%, 10/01/2021	20,500
20,000	United States Steel Corp. 8.38%, 07/01/2021(2)	21,600

		124,334

	IT Services - 0.1%
30,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(2)	35,025

	Leisure Time - 0.2%
EUR 100,000	Cirsa Funding Luxembourg S.A. 5.88%, 05/15/2023(6)	128,902

	Lodging - 0.3%
$ 15,000	Boyd Gaming Corp. 6.38%, 04/01/2026	16,087
10,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	21,004
50,000	FelCor Lodging L.P. 6.00%, 06/01/2025	52,000

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 40,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	$42,100
25,000	Station Casinos LLC 5.00%, 10/01/2025(2)	25,219
35,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	33,610

		190,020

	Machinery - Construction & Mining - 0.1%
35,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(2)	38,062

	Machinery-Diversified - 0.1%
45,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	50,850

	Media - 1.4%
50,000	CBS Corp. 3.50%, 01/15/2025	49,774
	CCO Holdings LLC / CCO Holdings Capital Corp.
40,000	5.13%, 02/15/2023	40,775
15,000	5.13%, 05/01/2023(2)	15,291
5,000	5.25%, 09/30/2022	5,119
20,000	5.75%, 02/15/2026(2)	20,700
85,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(2)	85,187
75,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	75,956
	Cox Communications, Inc.
30,000	3.35%, 09/15/2026(2)	28,931
50,000	4.50%, 06/30/2043(2)	46,523
40,000	CSC Holdings LLC 5.25%, 06/01/2024	39,000
	DISH DBS Corp.
70,000	6.75%, 06/01/2021	73,325
25,000	7.88%, 09/01/2019	26,609
35,000	Gray Television, Inc. 5.13%, 10/15/2024(2)	35,175
50,000	Liberty Interactive LLC 8.25%, 02/01/2030	54,875
5,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(2)	4,962
	TEGNA, Inc.
15,000	4.88%, 09/15/2021(2)	15,225
40,000	6.38%, 10/15/2023	41,850
	Time Warner Cable LLC
50,000	4.50%, 09/15/2042	46,029
100,000	5.00%, 02/01/2020	103,872
40,000	Tribune Media Co. 5.88%, 07/15/2022	41,150
50,000	Viacom, Inc. 3.45%, 10/04/2026	47,753

		898,081

	Metal Fabricate/Hardware - 0.0%
15,000	Novelis Corp. 5.88%, 09/30/2026(2)	15,459
5,000	TriMas Corp. 4.88%, 10/15/2025(2)	5,025

		20,484

	Mining - 0.0%
15,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	16,013

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 15,000	New Gold, Inc. 6.38%, 05/15/2025(2)	$15,825

		31,838

	Miscellaneous Manufacturing - 0.1%
25,000	Bombardier, Inc. 6.13%, 01/15/2023(2)	25,250
55,000	Carlisle Cos., Inc. 3.75%, 11/15/2022	55,739

		80,989

	Office/Business Equipment - 0.0%
20,000	CDW LLC / CDW Finance Corp. 5.50%, 12/01/2024	21,588

	Oil & Gas - 2.1%
10,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	10,049
50,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(2)	51,875
50,000	California Resources Corp. 8.00%, 12/15/2022(2)	42,000
50,000	Cimarex Energy Co. 3.90%, 05/15/2027	50,498
10,000	Continental Resources, Inc. 3.80%, 06/01/2024	9,800
15,000	4.38%, 01/15/2028(2)	14,946
50,000	4.90%, 06/01/2044	49,875
5,000	5.00%, 09/15/2022	5,063
30,000	Denbury Resources, Inc. 9.00%, 05/15/2021(2)	30,675
15,000	Energen Corp. 4.63%, 09/01/2021	15,225
5,000	Ensco plc 5.75%, 10/01/2044	3,569
50,000	Exxon Mobil Corp. 2.71%, 03/06/2025	48,809
	Laredo Petroleum, Inc.
15,000	5.63%, 01/15/2022	15,187
15,000	6.25%, 03/15/2023	15,525
75,000	Marathon Oil Corp. 2.70%, 06/01/2020	74,632
	MEG Energy Corp.
10,000	6.38%, 01/30/2023(2)	8,600
10,000	6.50%, 01/15/2025(2)	9,775
20,000	7.00%, 03/31/2024(2)	17,325
25,000	Noble Holding International Ltd. 7.75%, 01/15/2024	23,187
	Petrobras Global Finance B.V.
150,000	4.38%, 05/20/2023	149,175
15,000	5.63%, 05/20/2043	13,558
120,000	5.75%, 02/01/2029	118,722
11,000	6.00%, 01/27/2028(2)	11,092
25,000	6.00%, 01/27/2028(6)	25,209
43,000	6.13%, 01/17/2022	45,838
30,000	7.38%, 01/17/2027	33,274
15,000	8.75%, 05/23/2026	18,050
	Petroleos Mexicanos
40,000	6.75%, 09/21/2047	41,800
10,000	6.75%, 09/21/2047(2)	10,450
55,000	Pioneer Natural Resources Co. 3.95%, 07/15/2022	56,705
	QEP Resources, Inc.
35,000	5.25%, 05/01/2023	35,700
10,000	5.63%, 03/01/2026	10,200
	Rowan Cos., Inc.
80,000	4.88%, 06/01/2022	77,600

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 10,000	5.85%, 01/15/2044	$8,000
20,000	Shell International Finance B.V. 3.75%, 09/12/2046	19,903
	SM Energy Co.
20,000	5.00%, 01/15/2024	19,650
5,000	6.75%, 09/15/2026	5,212
	Sunoco L.P. / Sunoco Finance Corp.
10,000	5.50%, 02/15/2026(2)	10,209
5,000	5.88%, 03/15/2028(2)	5,106
10,000	Transocean, Inc. 6.80%, 03/15/2038	8,575
40,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)	40,200
	WPX Energy, Inc.
30,000	5.25%, 09/15/2024	30,375
10,000	6.00%, 01/15/2022	10,525
10,000	8.25%, 08/01/2023	11,475
	YPF S.A.
40,000	7.00%, 12/15/2047(2)	38,016
20,000	8.50%, 07/28/2025(6)	22,700

		1,373,934

	Oil & Gas Services - 0.0%
	Weatherford International Ltd.
5,000	5.95%, 04/15/2042	4,050
15,000	6.50%, 08/01/2036	12,900

		16,950

	Packaging & Containers - 0.7%
EUR 100,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.75%, 05/15/2024(2)	136,159
$ 50,000	Berry Global, Inc. 6.00%, 10/15/2022	52,125
20,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	20,525
25,000	Multi-Color Corp. 4.88%, 11/01/2025(2)	25,094
30,000	Owens-Brockway Glass Container, Inc. 6.38%, 08/15/2025(2)	33,150
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
35,000	5.13%, 07/15/2023(2)	35,941
25,000	7.00%, 07/15/2024(2)	26,594
105,000	WestRock MWV LLC 7.38%, 09/01/2019	112,646

		442,234

	Pharmaceuticals - 0.9%
100,000	Allergan Funding SCS 4.55%, 03/15/2035	104,512
50,000	Allergan, Inc. 2.80%, 03/15/2023	48,687
75,000	Cardinal Health, Inc. 3.20%, 03/15/2023	74,317
5,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	5,000
95,000	Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023(2)	74,100
75,000	McKesson Corp. 3.80%, 03/15/2024	76,957
20,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	19,441
	Valeant Pharmaceuticals International, Inc.
140,000	5.88%, 05/15/2023(2)	126,483
20,000	6.13%, 04/15/2025(2)	17,904
5,000	7.00%, 03/15/2024(2)	5,317

		552,718

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Pipelines - 0.3%
	Energy Transfer Equity L.P.
$ 5,000	5.50%, 06/01/2027	$5,269
40,000	7.50%, 10/15/2020	43,963
50,000	Energy Transfer L.P. 5.20%, 02/01/2022	53,200
50,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	52,663
10,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	10,675

		165,770

	Real Estate Investment Trusts - 0.5%
100,000	American Tower Corp. 3.40%, 02/15/2019	100,855
100,000	Brixmor Operating Partnership L.P. 3.85%, 02/01/2025	98,628
100,000	Crown Castle International Corp. 3.65%, 09/01/2027	97,480
5,000	HCP, Inc. 5.38%, 02/01/2021	5,333

		302,296

	Retail - 0.5%
	1011778 BC ULC / New Red Finance, Inc.
15,000	4.25%, 05/15/2024(2)	14,738
35,000	5.00%, 10/15/2025(2)	35,044
35,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	34,650
50,000	CVS Health Corp. 5.13%, 07/20/2045	55,892
25,000	Lithia Motors, Inc. 5.25%, 08/01/2025(2)	25,750
45,000	Party City Holdings, Inc. 6.13%, 08/15/2023(2)	46,181
30,000	Staples, Inc. 8.50%, 09/15/2025(2)	28,987
55,000	United Rentals North America, Inc. 4.88%, 01/15/2028	54,931

		296,173

	Semiconductors - 0.5%
15,000	Entegris, Inc. 4.63%, 02/10/2026(2)	15,056
38,000	Micron Technology, Inc. 5.50%, 02/01/2025	39,852
25,000	Sensata Technologies B.V. 5.00%, 10/01/2025(2)	25,938
200,000	STATS ChipPAC Pte Ltd. 8.50%, 11/24/2020(6)	210,500

		291,346

	Software - 0.6%
20,000	Camelot Finance S.A. 7.88%, 10/15/2024(2)	21,300
20,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(2)	20,350
	Fidelity National Information Services, Inc.
50,000	3.00%, 08/15/2026	47,501
14,000	3.50%, 04/15/2023	14,149
	First Data Corp.
15,000	5.38%, 08/15/2023(2)	15,469
70,000	7.00%, 12/01/2023(2)	73,719
80,000	Infor U.S., Inc. 6.50%, 05/15/2022	82,500

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Microsoft Corp.
$ 75,000	2.40%, 08/08/2026	$70,587
30,000	4.25%, 02/06/2047	33,211
20,000	Workday, Inc. 0.25%, 10/01/2022(2)	20,825

		399,611

	Telecommunications - 0.8%
50,000	AT&T, Inc. 4.35%, 06/15/2045	46,043
200,000	IHS Netherlands Holdco B.V. 9.50%, 10/27/2021(6)	213,253
35,000	Level 3 Financing, Inc. 5.38%, 08/15/2022	35,525
	Nokia Oyj
5,000	3.38%, 06/12/2022	4,889
5,000	4.38%, 06/12/2027	4,854
15,000	Sprint Capital Corp. 6.88%, 11/15/2028	15,506
17,000	Sprint Communications, Inc. 9.00%, 11/15/2018(2)	17,765
	Sprint Corp.
40,000	7.13%, 06/15/2024	40,567
25,000	7.25%, 09/15/2021	26,568
15,000	7.63%, 02/15/2025	15,562
35,000	7.88%, 09/15/2023	37,071
50,000	Verizon Communications, Inc. 4.13%, 08/15/2046	46,740

		504,343

	Transportation - 0.4%
20,000	FedEx Corp. 4.55%, 04/01/2046	21,618
20,000	Hertz Corp. 7.63%, 06/01/2022(2)	20,900
200,000	Rumo Luxembourg Sarl 7.38%, 02/09/2024(6)	218,250

		260,768

	Total Corporate Bonds (cost $13,597,266)	$14,091,590

Foreign Government Obligations - 8.5%
	Argentina - 1.4%
	Argentina Treasury Bill
162,346	3.05%, 06/15/2018(11)	160,493
48,533	3.13%, 05/24/2018(11)	48,080
85,608	3.26%, 04/27/2018(11)	85,031
	Argentine Republic Government International Bond
EUR 70,000	2.26%, 12/31/2038(3)	62,707
$ 211,300	2.50%, 12/31/2038(3)	148,121
200,000	6.88%, 01/26/2027	210,900
150,000	7.50%, 04/22/2026	164,700

		880,032

	Azerbaijan - 0.3%
200,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(6)	208,300

	Brazil - 0.2%
BRL 52,000	Brazil Letras do Tesouro Nacional 9.23%, 07/01/2020	13,423
36,621	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2050(12)	13,066
	Brazilian Government International Bond
$ 40,000	7.13%, 01/20/2037	48,060
65,000	8.25%, 01/20/2034	84,337

		158,886

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Colombia - 0.2%
$ 100,000	Colombia Government International Bond 7.38%, 09/18/2037	$133,150
COP 35,432,810	Colombian TES 3.30%, 03/17/2027(12)	12,720

		145,870

	Croatia - 0.4%
	Croatia Government International Bond
EUR 100,000	3.00%, 03/20/2027(6)	133,777
$ 100,000	6.63%, 07/14/2020(6)	108,127

		241,904

	Dominican Republic - 0.2%
100,000	Dominican Republic International Bond 5.50%, 01/27/2025(6)	104,500

	Hungary - 0.5%
	Hungary Government International Bond
170,000	5.38%, 02/21/2023	187,177
30,000	5.75%, 11/22/2023	33,902
45,000	6.25%, 01/29/2020	48,014
36,000	6.38%, 03/29/2021	39,636

		308,729

	Indonesia - 0.8%
	Indonesia Government International Bond
202,000	3.85%, 07/18/2027(6)	205,202
200,000	4.75%, 01/08/2026(6)	214,411
100,000	6.63%, 02/17/2037(6)	125,581

		545,194

	Mexico - 0.4%
	Mexico Government International Bond
158,000	4.75%, 03/08/2044	157,842
66,000	6.05%, 01/11/2040	76,560

		234,402

	Morocco - 0.2%
EUR 100,000	Morocco Government International Bond 3.50%, 06/19/2024(6)	139,514

	Oman - 0.6%
	Oman Government International Bond
$ 200,000	4.13%, 01/17/2023(2)	197,292
200,000	5.63%, 01/17/2028(2)	201,386

		398,678

	Qatar - 0.1%
100,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(6)	104,250

	Romania - 0.1%
	Romanian Government International Bond
EUR 5,000	3.63%, 04/24/2024(6)	7,131
45,000	3.88%, 10/29/2035(6)	61,045

		68,176

	Russia - 0.9%
RUB 1,645,000	Russian Federal Bond - OFZ 8.50%, 09/17/2031	32,126
	Russian Foreign Bond - Eurobond
$ 200,000	4.75%, 05/27/2026(6)	212,550
100,000	5.00%, 04/29/2020(6)	104,265
200,000	5.25%, 06/23/2047(6)	210,500

		559,441

	South Africa - 0.4%
	Republic of South Africa Government Bond
ZAR 260,000	6.25%, 03/31/2036	16,013

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 195,000	8.00%, 01/31/2030	$15,299
225,000	South Africa Government International Bond 4.67%, 01/17/2024	230,419

		261,731

	Turkey - 1.0%
	Turkey Government International Bond
200,000	5.75%, 05/11/2047	189,900
297,000	6.88%, 03/17/2036	326,726
65,000	7.00%, 06/05/2020	69,709
50,000	7.38%, 02/05/2025	57,262

		643,597

	Ukraine - 0.3%
175,000	Ukraine Government International Bond 7.75%, 09/01/2026(6)	187,030

	United Arab Emirates - 0.3%
200,000	Abu Dhabi Government International Bond 2.50%, 10/11/2022(6)	194,400

	Uruguay - 0.0%
UYU 59,000	Uruguay Government International Bond 9.88%, 06/20/2022(2)	2,155

	Venezuela - 0.2%
	Venezuela Government International Bond
$ 100,000	7.75%, 10/13/2019(6)(10)	26,000
180,000	9.00%, 05/07/2023(6)(10)	46,800
147,000	9.25%, 05/07/2028(6)(10)	39,690

		112,490

	Total Foreign Government Obligations (cost $5,473,688)	$5,499,279

Municipal Bonds - 1.0%
	Education - 0.1%
	Chicago, IL, Board of Education
45,000	5.38%, 12/01/2023	44,249
20,000	6.14%, 12/01/2039	18,863

		63,112

	General - 0.1%
175,000	Puerto Rico Commonwealth Government Employees Retirement System 6.15%, 07/01/2038	63,875

	General Obligation - 0.8%
	City of Chicago, IL, GO
120,000	7.05%, 01/01/2029	129,731
85,000	7.38%, 01/01/2033	96,739
300,000	Commonwealth of Puerto Rico, GO 8.00%, 07/01/2035(10)	80,400
200,000	Illinois State, GO 5.10%, 06/01/2033	194,692

		501,562

	Total Municipal Bonds (cost $628,544)	$628,549

Senior Floating Rate Interests - 19.5%(13)
	Advertising - 0.4%
275,777	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 09/26/2021	239,313

	Aerospace/Defense - 0.3%
222,188	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.37%, 06/09/2023	224,081

	Biotechnology - 0.2%
102,649	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/15/2022	102,906

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Chemicals - 0.7%
$ 100,000	Avantor, Inc. 3 mo. USD LIBOR + 4.000%, 5.56%, 11/21/2024	$101,375
160,660	Chemours Co. 1 mo. USD LIBOR + 2.500%, 4.08%, 05/12/2022	161,832
92,225	MacDermid, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 06/07/2023	92,878
113,281	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 4.85%, 06/09/2023	114,414

		470,499

	Coal - 0.6%
354,211	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 4.250%, 5.81%, 08/04/2020	232,009
178,650	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.44%, 03/28/2022	172,397

		404,406

	Commercial Services - 1.4%
223,365	PSAV Holdings LLC 3 mo. USD LIBOR + 3.500%, 5.05%, 04/27/2024	223,923
110,577	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 11/15/2023	111,104
132,975	Russell Investment 3 mo. USD LIBOR + 4.250%, 5.94%, 06/01/2023	133,873
124,063	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/06/2024	121,581
139,300	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/01/2024	139,910
198,000	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 12/07/2023	199,897

		930,288

	Diversified Financial Services - 0.7%
203,463	EVO Payments International LLC 1 mo. USD LIBOR + 5.000%, 5.57%, 12/22/2023	206,006
105,000	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 12/27/2022	106,400
EUR 100,000	Nets Holding A/S 0.00%, 11/27/2024(14)	124,439

		436,845

	Electric - 0.2%
$ 96,511	Helix Gen Funding LLC 3 mo. USD LIBOR + 3.750%, 5.44%, 06/02/2024	97,368

	Electronics - 0.2%
133,988	Oberthur Technologies S.A. 5.44%, 01/10/2024(4)	134,072

	Energy-Alternate Sources - 0.4%
140,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 5.77%, 10/31/2024	141,663
105,000	Circor International, Inc. 3 mo. USD LIBOR + 3.500%, 5.05%, 11/20/2024	105,788

		247,451

	Engineering & Construction - 0.2%
149,250	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.00%, 06/21/2024	151,048

	Food - 0.4%
108,898	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/03/2022	109,579
119,400	Post Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 3.83%, 05/24/2024	120,096

		229,675

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Healthcare-Products - 0.1%
$ 96,875	INC Research LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/01/2024	$97,268

	Healthcare-Services - 2.0%
100,000	Air Medical Group Holdings, Inc. 0.00%, 09/07/2024(14)	101,175
214,718	Catalent Pharma Solutions, Inc. 3.82%, 05/20/2024(4)	216,025
154,800	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 5.75%, 07/01/2021	134,676
66,788	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.000%, 4.48%, 01/27/2021	65,490
286,135	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.58%, 12/01/2023	287,088
118,854	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 06/07/2023	119,653
133,381	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.750%, 5.44%, 06/30/2021	134,507
215,600	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 5.94%, 12/31/2022	215,667

		1,274,281

	Household Products - 0.2%
105,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.65%, 09/06/2024	104,475

	Household Products/Wares - 0.1%
89,775	Galleria Co. 1 mo. USD LIBOR + 3.000%, 4.63%, 09/29/2023	90,280

	Insurance - 1.1%
234,879	Asurion LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 11/03/2023	236,640
447,563	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2021	448,601

		685,241

	Internet - 0.2%
140,813	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 04/04/2021	125,957

	Leisure Time - 0.5%
204,032	Caesars Resort Collection LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 12/22/2024	206,405
125,000	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 10/20/2024	125,781

		332,186

	Lodging - 0.2%
106,120	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 3.97%, 09/15/2023	106,850

	Machinery - Construction & Mining - 0.9%
581,961	American Rock Salt Co. LLC 1 mo. USD LIBOR + 3.750%, 5.23%, 05/20/2021	584,510

	Machinery-Diversified - 0.2%
140,003	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.44%, 07/30/2024	140,608

	Media - 1.4%
104,738	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.47%, 01/31/2026	103,166
107,469	CSC Holdings LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 07/17/2025	107,581
115,000	MacDonald, Dettwiler and Associates Ltd. 3 mo. USD LIBOR + 2.750%, 4.31%, 10/04/2024	115,935
5,339	Mission Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 01/17/2024	5,370
42,398	Nexstar Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 01/17/2024	42,642

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 128,963	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 4.72%, 01/31/2026	$124,020
115,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(14)	115,958
85,000	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 08/09/2024	85,531
220,000	Virgin Media Bristol LLC 3 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	221,223

		921,426

	Miscellaneous Manufacturing - 1.2%
EUR 100,000	CeramTec Group GmbH 0.00%, 11/29/2024(14)	124,388
$ 99,750	H.B. Fuller Co. 1 mo. USD LIBOR + 2.250%, 3.81%, 10/20/2024	100,484
277,779	SRAM LLC 2 mo. USD LIBOR + 3.250%, 4.82%, 03/15/2024	280,904
257,407	Wilsonart LLC 3 mo. USD LIBOR + 3.250%, 4.95%, 12/19/2023	259,530

		765,306

	Oil & Gas - 0.4%
115,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 11.94%, 12/31/2021	130,238
100,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 8.95%, 08/23/2021	106,938

		237,176

	Oil & Gas Services - 0.0%
26,141	Paragon Offshore Finance Co. PIK + 5.000%, 3.87%, 07/18/2022	21,926

	Packaging & Containers - 0.7%
163,763	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 4.70%, 12/29/2023	164,863
308,209	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/05/2023	310,449

		475,312

	Pharmaceuticals - 0.4%
149,250	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 5.88%, 04/29/2024	149,325
96,166	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 4.750%, 5.06%, 04/01/2022	97,597

		246,922

	Real Estate - 0.7%
293,734	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 4.83%, 11/04/2021	293,569
125,000	VICI Properties LLC 3 mo. USD LIBOR + 2.250%, 3.81%, 12/20/2024	125,924

		419,493

	REITS - 0.2%
103,163	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.250%, 3.82%, 04/25/2023	103,881

	Retail - 0.4%
149,625	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.57%, 09/25/2024	150,373
130,000	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.49%, 09/12/2024	129,270

		279,643

	Software - 1.8%
199,500	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 4.98%, 06/13/2024	200,518
148,875	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2024	149,768

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	First Data Corp.
$ 105,362	1 mo. USD LIBOR + 2.250%, 3.81%, 07/08/2022	$106,065
289,483	1 mo. USD LIBOR + 2.250%, 3.81%, 04/26/2024	291,533
413,700	WEX, Inc. 3 mo. USD LIBOR + 2.750%, 3.82%, 06/30/2023	418,267

		1,166,151

	Telecommunications - 0.7%
223,313	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.13%, 02/02/2024	223,777
100,000	Telenet International Finance S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.06%, 03/01/2026	100,545
148,391	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/15/2024	148,444

		472,766

	Transportation - 0.4%
127,576	Kenan Advantage Group, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 07/31/2022	128,000
100,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.06%, 11/01/2024	100,792

		228,792

	Total Senior Floating Rate Interests (cost $12,611,312)	$12,548,402

Equity Linked Securities - 11.2%
	Banks - 11.2%
2,861	Adobe Systems, Inc (Merrill Lynch International & Co. C.V.) 12.00%, 03/21/2018	530,315
2,951	Apple, Inc. (Barclays Bank plc) 12.00%, 02/22/2018	490,102
8,096	Bristol Myers Sqibb Co. (HSBC Bank plc) 12.00%, 03/21/2018	498,795
11,148	Cadence Design Systems, Inc. (HSBC Bank plc) 12.00%, 04/25/2018	499,207
7,046	CitiGroup, Inc. (Societe Generale S.A.) 12.00%, 02/22/2018	525,068
2,323	Constellation Brands, Inc. Class A (Barclays Bank plc) 12.00%, 02/22/2018	508,551
2,786	Facebook, Inc., Class A (HSBC Bank plc) 12.00%, 04/25/2018	507,553
5,734	HCA Holdings, Inc. (HSBC Bank plc) 12.00%, 03/21/2018	532,746
12,713	Hologic, Inc. (Societe Generale S.A.) 12.00%, 02/22/2018	517,038
8,145	Monster Beverage Corp. (Societe Generale S.A.) 12.00%, 02/22/2018	527,389
4,356	Packaging Corp of America (Merrill Lynch International & Co. C.V.) 12.00%, 03/21/2018	524,419
13,178	Synchrony Financial (Societe Generale S.A.) 12.00%, 04/25/2018	508,608
2,256	Vail Resorts, Inc. (HSBC Bank plc) 12.00%, 02/22/2018	498,463
4,665	Wyndham Worldwide Corp. (Barclays Bank plc) 12.00%, 02/22/2018	530,084

		7,198,338

	Total Equity Linked Securities (cost $7,088,144)	$7,198,338

Common Stocks - 26.3%
	Automobiles & Components - 0.7%
5,777	Ford Motor Co.	63,374
38,997	Hota Industrial Manufacturing Co., Ltd.	163,514
21,572	Nissan Motor Co., Ltd.	231,090
14,498	Xinyi Glass Holdings Ltd.	21,966

		479,944

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Banks - 2.6%
1,602	Banco Santander Brasil S.A.	$18,021
83,644	Banco Santander S.A.	620,993
105,672	CaixaBank S.A.	570,007
93,089	China CITIC Bank Corp. Ltd. Class H	76,425
32,674	Dubai Islamic Bank PJSC	54,206
25,584	Kiatnakin Bank PCL	66,778
18,542	MGIC Investment Corp.*	274,793

		1,681,223

	Capital Goods - 1.2%
1,250	ACS Actividades de Construccion y Servicios S.A.	50,016
4,728	Altra Industrial Motion Corp.	247,747
62	Boeing Co.	21,971
3,068	ITOCHU Corp.	60,368
16,858	Marubeni Corp.	126,788
2,359	Mitsubishi Corp.	66,112
8,299	Mitsui & Co., Ltd.	146,017
4,114	Sumitomo Corp.	71,133

		790,152

	Commercial & Professional Services - 0.1%
1,590	Dai Nippon Printing Co., Ltd.	35,555

	Consumer Services - 1.2%
1,802	H&R Block, Inc.	47,825
1,786	Las Vegas Sands Corp.	138,451
36,024	Melia Hotels International S.A.	509,082
3,136	TUI AG	70,899

		766,257

	Diversified Financials - 0.6%
2,443	AGNC Investment Corp. REIT	45,904
17,685	Annaly Capital Management, Inc. REIT	186,400
8,550	Chimera Investment Corp. REIT	145,264
2,114	Provident Financial plc	20,231
143	T Rowe Price Group, Inc.	15,963

		413,762

	Energy - 3.7%
3,939	BP plc ADR	168,550
1,692	Chevron Corp.	212,092
157,328	China Petroleum & Chemical Corp. Class H	135,997
3,085	ConocoPhillips	181,429
4,624	Eni S.p.A. ADR	167,481
1,852	Exxon Mobil Corp.	161,680
2,789	Hindustan Petroleum Corp. Ltd.	17,404
2,390	Occidental Petroleum Corp.	179,178
745	Paragon Offshore Ltd.(8)(9)	15,273
4,146	Paragon Offshore Ltd., Escrow*(8)(9)	—
1,117	Paragon Offshore Ltd., Litigation(8)(9)	13,224
11,587	Repsol S.A.	218,078
2,514	Royal Dutch Shell plc Class A, ADR	176,583
3,679	Royal Dutch Shell plc Class B	130,503
2,259	Schlumberger Ltd.	166,217
60,159	Star Petroleum Refining PCL	32,077
7,539	Statoil ASA ADR	176,714
2,801	Total S.A. ADR	162,626
838	Valero Energy Corp.	80,423
1,370	Vistra Energy Corp.	1,117

		2,396,646

	Food & Staples Retailing - 0.1%
215	Wal-Mart Stores, Inc.	22,919
441	Walgreens Boots Alliance, Inc.	33,190

		56,109

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Food, Beverage & Tobacco - 0.2%
2,282	Archer-Daniels-Midland Co.	$98,012
525	Swedish Match AB	21,265

		119,277

	Insurance - 1.1%
154	Baloise Holding AG	25,195
3,856	CNA Financial Corp.	208,841
8,268	CNP Assurances	211,907
566	Great-West Lifeco, Inc.	16,004
3,101	NN Group N.V.	146,258
784	Power Financial Corp.	21,627
391	Prudential Financial, Inc.	46,459
8,747	UnipolSai Assicurazioni S.p.A.	22,615

		698,906

	Materials - 0.6%
7,015	CSR Ltd.	28,407
342	Domtar Corp.	17,565
24,891	Fortescue Metals Group Ltd.	98,848
768	LyondellBasell Industries N.V. Class A	92,037
610	Novolipetsk Steel PJSC GDR	15,988
5,679	Severstal PJSC GDR	93,249
2,293	Svenska Cellulosa AB SCA Class B	23,727
3,959	Vedanta Ltd.	21,112

		390,933

	Media - 0.1%
3,453	Eutelsat Communications S.A.	76,000

	Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
473	AbbVie, Inc.	53,080
395	Amgen, Inc.	73,490
792	Gilead Sciences, Inc.	66,370
1,170	Johnson & Johnson	161,682
968	Merck & Co., Inc.	57,354
5,963	Pfizer, Inc.	220,869
907	Sanofi	80,044

		712,889

	Real Estate - 3.9%
1,754	Apple Hospitality, Inc. REIT	34,185
3,142	Barwa Real Estate Co.	32,792
1,166	Gaming and Leisure Properties, Inc. REIT	42,489
7,406	Guangzhou R&F Properties Co., Ltd. Class H	20,727
29,920	Hispania Activos Inmobiliarios SOCIMI S.A. REIT	625,930
2,431	Hospitality Properties Trust REIT	69,065
56,732	Inmobiliaria Colonial Socimi S.A.	633,739
11,404	Kerry Properties Ltd.	54,522
2,745	Kimco Realty Corp. REIT	43,673
39,938	Merlin Properties Socimi S.A. REIT	575,045
2,743	Omega Healthcare Investors, Inc. REIT	74,171
3,859	Park Hotels & Resorts, Inc. REIT	111,564
7,381	Spirit Realty Capital, Inc. REIT	60,303
2,956	Swire Pacific Ltd. Class A	29,504
24,649	Wharf Holdings Ltd.	100,432
3,654	Wheelock & Co., Ltd.	28,576

		2,536,717

	Retailing - 0.7%
3,387	CECONOMY AG	48,830
7,655	Harvey Norman Holdings Ltd.	27,793
399	Kohl’s Corp.	25,843
2,376	Macy’s, Inc.	61,657
28,932	Marks & Spencer Group plc	123,721
1,922	Target Corp.	144,573

		432,417

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Semiconductors & Semiconductor Equipment - 0.8%
3,675	Intel Corp.	$176,915
85	Lam Research Corp.	16,279
16,019	Radiant Opto-Electronics Corp.	40,662
32,250	Taiwan Semiconductor Manufacturing Co., Ltd.	281,842

		515,698

	Software & Services - 1.7%
1,835	Alibaba Group Holding Ltd. ADR*	374,872
478	CA, Inc.	17,136
1,349	International Business Machines Corp.	220,832
6,806	Tencent Holdings Ltd.	402,149
2,334	Western Union Co.	48,524

		1,063,513

	Technology Hardware & Equipment - 3.2%
2,052	Advantech Co., Ltd.	16,045
7,326	Asustek Computer, Inc.	70,567
24,489	Catcher Technology Co., Ltd.	280,141
49,748	Elite Material Co., Ltd.	174,711
57,038	Hon Hai Precision Industry Co., Ltd.	179,818
1,601	Largan Precision Co., Ltd.	219,430
28,700	Pegatron Corp.	77,648
128,862	Primax Electronics Ltd.	364,416
1,523	Seagate Technology plc	84,070
3,172	Simplo Technology Co., Ltd.	20,243
860,843	Tongda Group Holdings Ltd.	194,563
655	Xerox Corp.	22,355
26,527	Yageo Corp.	350,576

		2,054,583

	Telecommunication Services - 1.3%
5,590	AT&T, Inc.	209,346
65,862	Bezeq The Israeli Telecommunication Corp. Ltd.	108,556
9,497	BT Group plc	34,698
89,055	HKT Trust & HKT Ltd.	110,996
4,545	MegaFon PJSC GDR	44,087
761	Ooredoo QSC	19,960
26,975	PCCW Ltd.	15,535
84	SK Telecom Co., Ltd.	20,859
18,357	Spark New Zealand Ltd.	48,558
26,768	Telstra Corp. Ltd.	79,141
7,405	Turkcell Iletisim Hizmetleri AS	30,730
38,614	Vodafone Group plc	123,095

		845,561

	Transportation - 0.4%
27,262	Air New Zealand Ltd.	61,879
1,517	bpost S.A.	50,438
66,260	Hutchison Port Holdings Trust	27,404
14,792	Royal Mail plc	98,554

		238,275

	Utilities - 1.0%
1,477	Avangrid, Inc.	71,959
7,659	CenterPoint Energy, Inc.	215,831
5,066	CEZ AS	129,775
58,726	China Power International Development Ltd.	16,025
41,613	China Resources Power Holdings Co., Ltd.	76,728
1,341	FirstEnergy Corp.	44,119
18,128	HK Electric Investments & HK Electric Investments Ltd.(2)	16,755
1,191	Korea Electric Power Corp.*	39,841

		611,033

	Total Common Stocks (cost $14,169,893)	$ 16,915,450

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Convertible Bonds - 2.8%
	Biotechnology - 0.3%
$ 132,000	Illumina, Inc. 0.50%, 06/15/2021	$159,346

	Commercial Services - 0.2%
152,000	Cardtronics, Inc. 1.00%, 12/01/2020	141,483

	Healthcare-Products - 0.2%
88,000	Hologic, Inc. 0.00%, 12/15/2043(3)	106,496

	Internet - 0.3%
186,000	Wayfair, Inc. 0.38%, 09/01/2022(2)	206,367

	Media - 0.3%
168,000	DISH Network Corp. 3.38%, 08/15/2026	178,392
10,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(2)	11,768

		190,160

	Oil & Gas - 0.2%
20,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(10)	6,700
132,000	PDC Energy, Inc. 1.13%, 09/15/2021	131,812

		138,512

	Pharmaceuticals - 0.3%
132,000	Ironwood Pharmaceuticals, Inc. 2.25%, 06/15/2022	151,758
55,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	49,289

		201,047

	Semiconductors - 0.1%
	Microchip Technology, Inc.
14,000	1.63%, 02/15/2027(2)	17,006
14,000	2.25%, 02/15/2037(2)	17,208

		34,214

	Software - 0.9%
165,000	Envestnet, Inc. 1.75%, 12/15/2019	176,943
175,000	ServiceNow, Inc. 0.00%, 06/01/2022(2)(15)	214,089
20,000	Western Digital Corp. 1.50%, 02/01/2024(16)	20,413
132,000	Workday, Inc. 0.75%, 07/15/2018	189,533

		600,978

	Total Convertible Bonds (cost $1,691,870)	$1,778,603

Rights - 0.0%
	Materials - 0.0%
1,250	ACS Actividades de Construccion y Servicios S.A.*	655

	Total Rights (cost $688)	$655

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
375	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 7.20%(1)	9,757

	Total Preferred Stocks (cost $9,823)	$9,757

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Convertible Preferred Stocks - 0.0%
	Utilities - 0.0%
300	Sempra Energy Series A, 6.00%		$30,000

	Total Convertible Preferred Stocks (cost $30,125)		$30,000

	Total Long-Term Investments (cost $56,941,566)		$60,283,750

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.2%
1,421,147	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(17)		1,421,147

	Total Short-Term Investments (cost $1,421,147)		$1,421,147

	Total Investments Excluding Purchased Options (cost $58,362,713)	95.9%	$61,704,897
	Total Purchased Options (cost $802,084)	1.3%	$856,855

	Total Investments (cost $59,164,797)	97.2%	$62,561,752
	Other Assets and Liabilities	2.8%	1,780,765

	Total Net Assets	100.0%	$64,342,517

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $5,009,630, which represented 7.8% of total net assets.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $5,166,617, which represented 8.0% of total net assets.
(7)	Investment valued using significant unobservable inputs.
(8)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $28,497, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(9)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $28,497, which represented 0.0% of total net assets.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	The rate shown represents current yield to maturity.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)	Security is a zero-coupon bond.
(16)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $20,000 at January 31, 2018.
(17)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2018
Description	Counte r-party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
NIKKEI 225 Index Option	GSC	24,500.00 JPY	03/09/18	65,000	JPY 65,000	$36,017	$ 173,448	$(137,431)

Total purchased option contracts					65,000	$36,017	$ 173,448	$(137,431)

Exchange-Traded Option Contracts Outstanding at January 31, 2018
Description	Exercise Price/FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
S&P 500 Index	2,900.00	USD	06/15/18	154	USD 15,400	$711,480	$516,236	$195,244

Puts
iShares MSCI Emerging Markets ETF	48.50	USD	02/16/18	428	USD 42,800	$6,848	$16,689	$(9,841)
S&P 500 Index	2,800.00	USD	02/23/18	45	USD 4,500	102,510	95,711	6,799

Total Puts					USD 47,300	$109,358	$112,400	$(3,042)

Total purchased option contracts					USD 62,700	$820,838	$628,636	$192,202

Written option contracts:
Puts
CBOE SPX Volatility Index	19.00	USD	02/14/18	(334)	USD (33,400)	(200,400)	(242,804)	42,404
iShares MSCI Emerging Markets ETF	47.00	USD	02/16/18	(428)	USD (42,800)	(3,425)	(6,846)	3,421
S&P 500 Index	2695.00	USD	02/23/18	(45)	USD (4,500)	(35,775)	(28,508)	(7,267)

Total Puts					USD (80,700)	$(239,600)	$(278,158)	$38,558

Total written option contracts					USD (80,700)	$(239,600)	$(278,158)	$38,558

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Futures Contracts Outstanding at January 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
SGX Nifty 50 Index Future	207	02/22/2018	$4,578,426	$10,296
U.S. Treasury 10-Year Note Future	13	03/20/2018	1,580,516	(11,399)
U.S. Treasury 10-Year Ultra Future	2	03/20/2018	260,406	(2,316)
U.S. Treasury 2-Year Note Future	10	03/29/2018	2,132,344	(13,315)
U.S. Treasury 5-Year Note Future	24	03/29/2018	2,753,062	(36,992)
U.S. Treasury Long Bond Future	5	03/20/2018	739,062	(25,798)
U.S. Treasury Ultra Bond Future	6	03/20/2018	971,625	(19,284)

Total				$(98,808)

Short position contracts:
Australian 10-Year Bond Future	6	03/15/2018	$616,882	$7,440
Canadian Government 10-Year Bond Future	3	03/20/2018	322,512	2,510
Euro-BOBL Future	4	03/08/2018	647,841	9,667
Long Gilt Future	6	03/27/2018	1,040,522	18,988
MSCI EAFE Index Future	21	03/16/2018	2,252,775	(135,333)
MSCI Emerging Market Index Future	18	03/16/2018	1,132,020	(121,264)
MSCI Taiwan Index Future	56	02/26/2018	2,318,400	22,231
S&P 500 (E-Mini) Future	74	03/16/2018	10,455,460	(636,184)
U.S. Treasury 10-Year Note Future	2	03/20/2018	243,156	2,715

Total				$(829,230)

Total futures contracts				$(928,038)

TBA Sale Commitments Outstanding at January 31, 2018
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$1,000,000	02/01/2048	$ (980,117)	$7,343
FNMA, 3.50%	2,400,000	02/01/2048	(2,422,500)	36,278

Total (proceeds receivable $3,446,238)			$ (3,402,617)	$43,621

At January 31, 2018, the aggregate market value of TBA Sale Commitments represents (5.3)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	80,000	(2.00%)	01/17/47	Monthly	$3,007	$—	$1,498	$(1,509)
CMBX.NA.A.9	MSC	USD	40,000	(2.00%)	09/17/58	Monthly	1,379	—	699	(680)
CMBX.NA.A.9	DEUT	USD	35,000	(2.00%)	09/17/58	Monthly	1,740	—	611	(1,129)
CMBX.NA.A.9	MSC	USD	50,000	(2.00%)	09/17/58	Monthly	2,175	—	874	(1,301)
CMBX.NA.AA.8	MSC	USD	35,000	(1.50%)	10/17/57	Monthly	1,380	—	134	(1,246)
CMBX.NA.AAA.9	MSC	USD	145,000	(0.50%)	09/17/58	Monthly	1,791	—	(1,071)	(2,862)
CMBX.NA.AS.7	GSC	USD	45,000	(1.00%)	01/17/47	Monthly	1,234	—	(782)	(2,016)
CMBX.NA.AS.8	DEUT	USD	30,000	(1.00%)	10/17/57	Monthly	2,151	—	(413)	(2,564)
CMBX.NA.BBB.10	MSC	USD	40,000	(3.00%)	11/17/59	Monthly	3,868	—	2,864	(1,004)
CMBX.NA.BBB.10	MSC	USD	310,000	(3.00%)	11/17/59	Monthly	31,839	—	22,201	(9,638)

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

CMBX.NA.BBB.10	MSC	USD	255,000	(3.00%)	11/17/59	Monthly	$28,502	$—	$17,604	$(10,898)
CMBX.NA.BBB.11	MSC	USD	70,000	(3.00%)	11/18/54	Monthly	4,384	—	4,658	274
CMBX.NA.BBB.7	CSI	USD	65,000	(3.00%)	01/17/47	Monthly	6,123	—	6,732	609
CMBX.NA.BBB.7	MSC	USD	290,000	(3.00%)	01/17/47	Monthly	27,319	—	30,034	2,715
CMBX.NA.BBB.9	MSC	USD	45,000	(3.00%)	09/17/58	Monthly	5,279	—	4,052	(1,227)
CMBX.NA.BBB.9	DEUT	USD	100,000	(3.00%)	09/17/58	Monthly	12,054	—	8,764	(3,290)
CMBX.NA.BBB.9	JPM	USD	110,000	(3.00%)	09/17/58	Monthly	13,491	—	9,639	(3,852)
PrimeX.ARM.2 (7)	MSC	USD	193,330	(4.58%)	12/25/37	Monthly	—	(418)	(393)	25

Total							$147,716	$(418)	$107,705	$(39,593)

Sell protection:
CMBX.NA.AAA.10	GSC	USD	207,000	0.50%	11/17/59	Monthly	$—	$(127)	$837	$964
CMBX.NA.AAA.6	MSC	USD	637,168	0.50%	05/11/63	Monthly	3,575	—	5,938	2,363
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	Monthly	—	(7,756)	(9,592)	(1,836)
CMBX.NA.BB.6	MSC	USD	35,000	5.00%	05/11/63	Monthly	—	(6,326)	(8,393)	(2,067)
CMBX.NA.BB.6	CSI	USD	70,000	5.00%	05/11/63	Monthly	—	(13,959)	(16,504)	(2,545)
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	Monthly	—	(6,947)	(9,592)	(2,645)
CMBX.NA.BB.6	CSI	USD	47,000	5.00%	05/11/63	Monthly	—	(8,494)	(11,271)	(2,777)
CMBX.NA.BB.6	CSI	USD	115,000	5.00%	05/11/63	Monthly	—	(23,762)	(27,115)	(3,353)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,362)	(20,383)	(5,021)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,362)	(20,384)	(5,022)
CMBX.NA.BB.6	CSI	USD	90,000	5.00%	05/11/63	Monthly	—	(16,266)	(21,583)	(5,317)
CMBX.NA.BB.6	GSC	USD	80,000	5.00%	05/11/63	Monthly	—	(8,597)	(19,185)	(10,588)
CMBX.NA.BB.8	MSC	USD	156,000	5.00%	10/17/57	Monthly	—	(42,810)	(35,331)	7,479
CMBX.NA.BB.8	GSC	USD	115,000	5.00%	10/17/57	Monthly	—	(28,255)	(25,582)	2,673
CMBX.NA.BB.8	GSC	USD	125,000	5.00%	10/17/57	Monthly	—	(25,377)	(28,310)	(2,933)
CMBX.NA.BB.8	GSC	USD	20,000	5.00%	10/17/57	Monthly	—	(1,002)	(4,529)	(3,527)
CMBX.NA.BBB.6	DEUT	USD	75,000	3.00%	05/11/63	Monthly	—	(11,297)	(11,082)	215
CMBX.NA.BBB.6	MSC	USD	135,000	3.00%	05/11/63	Monthly	—	(20,122)	(19,948)	174
CMBX.NA.BBB.6	CSI	USD	70,000	3.00%	05/11/63	Monthly	—	(10,203)	(10,343)	(140)
PrimeX.ARM.2 (7)	JPM	USD	193,330	4.58%	12/25/37	Monthly	7,754	—	934	(6,820)

Total							$11,329	$(262,024)	$(291,418)	$(40,723)

Total traded indices							$159,045	$(262,442)	$(183,713)	$(80,316)

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	DEUT	USD	55,000	1.00%	12/20/22	Quarterly	$—	$(1,507)	$(1,508)	$(1)
Republic of Turkey	MSC	USD	30,000	1.00%	12/20/22	Quarterly	—	(839)	(822)	17
Russian Foreign Bond - Eurobond	MSC	USD	55,000	1.00%	12/20/22	Quarterly	—	(472)	(97)	375
Russian Foreign Bond - Eurobond	MSC	USD	30,000	1.00%	12/20/22	Quarterly	—	(135)	(52)	83

Total							$—	$(2,953)	$(2,479)	$474

Total single-name issues							$—	$(2,953)	$(2,479)	$474

Total OTC contracts							$159,045	$(265,395)	$(186,192)	$(79,842)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.28.V2	USD	2,806,210	(1.00%)	12/20/22	Quarterly	$103,761	$14,414	$(89,347)
CDX.NA.HY.29	USD	1,465,000	(5.00%)	12/20/22	Quarterly	(113,105)	(129,275)	(16,170)
CDX.NA.HY.29.V1	USD	1,138,000	(5.00%)	12/20/22	Quarterly	89,724	100,420	10,696
CDX.NA.IG.29	USD	730,000	(1.00%)	12/20/22	Quarterly	(14,285)	(18,443)	(4,158)
ITRAXX.XOVER.28.V1	EUR	309,000	(5.00%)	12/20/22	Quarterly	45,709	46,550	841

Total						$111,804	$13,666	$(98,138)

Total						$111,804	$13,666	$(98,138)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2018
Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.90% Fixed	CPURNSA	USD	796,000	07/15/24	At maturity	$—	$—	$27,308	$27,308
DEUT	2.00% Fixed	CPURNSA	USD	1,065,000	01/15/23	At maturity	189	—	9,678	9,489
DEUT	2.00% Fixed	CPURNSA	USD	500,000	01/15/23	At maturity	189	—	4,544	4,355

Total							$378	$—	$41,530	$41,152

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.18% Fixed	USD	185,000	11/15/24	Annual	$—	$(193)	$2,079	$2,272
12M Federal Funds Rate	2.18% Fixed	USD	185,000	11/15/24	Annual	—	—	2,080	2,080

Total						$—	$(193)	$4,159	$4,352

OTC Total Return Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
GS Client REIT(1)	GSC	GBP	1,466,299	1 mo. LIBOR – 0.30%	08/31/18	Monthly	$—	$—	$—	$0
GS Client REIT(1)	GSC	GBP	1,466,299	1 mo. LIBOR – 0.30%	08/31/18	Monthly	—	—	—	0
GS Client REIT(2)	GSC	USD	2,866,815	1 mo. LIBOR – 0.30%	10/31/18	Monthly	—	—	—	0
GS Client REIT(3)	GSC	USD	3,133,296	(1 mo. LIBOR + 0.40%)	10/31/18	Monthly	—	—	—	0

Total							$—	$—	$—	$0

(1)	GS Client REIT

Common Stocks
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
706	Barclays plc	$141,058	9.62%
238	British Land Co./The	$157,334	10.73%
512	Capital & Counties Properties plc	$151,029	10.30%
52	Derwent London plc	$150,736	10.28%
207	Great Portland Estates plc	$159,680	10.89%
253	Hammerson plc	$124,489	8.49%
586	Intu Properties plc	$131,820	8.99%
134	Land Securities Group plc	$134,166	9.15%
2,230	Llyods Banking Group plc	$154,988	10.57%
19,328	Royal Bank of Scotland Group plc/The	$161,000	10.98%

(2)	GS Client REIT

Common Stocks
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
12,041	CareTrust REIT, Inc.	$191,339	6.67%
12,681	Physicians Realty Trust	$206,698	7.21%
3,362	Welltower, Inc.	$201,606	7.03%
8,694	HCP, Inc.	$209,362	7.30%
7,085	Healthcare Realty Trust, Inc.	$211,629	7.38%
7,686	Healthcare Trust of America, Inc.	$212,207	7.40%
4,854	LTC Properties, Inc.	$198,920	6.94%
17,582	Medical Properties, Inc.	$229,974	8.02%
2,959	National Health Investors, Inc.	$208,670	7.28%
7,235	Omega Healthcare Investors, Inc.	$195,623	6.82%
10,866	Sabra HealthCare REIT, Inc.	$196,674	6.86%
11,721	Senior Housing Properties Trust	$203,132	7.09%
25,907	New Senior Investment Group, Inc.	$198,449	6.92%
3,619	Ventas, Inc.	$202,531	7.06%

(3)	GS Client REIT

Common Stocks
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
5,771	CyrusOne, Inc.	$332,950	10.63%
3,175	CoreSite Reality Corp.	$343,947	10.98%
13,497	CubeSmart	$371,563	11.86%
2,928	Digital Reality Trust	$327,740	10.46%
770	Equinix, Inc.	$350,567	11.19%
4,311	Extra Space Storage, Inc.	$359,878	11.49%
4,356	Life Storage, Inc.	$361,973	11.55%
14,402	National Storage Affiliates Trust	$365,369	11.66%
1,631	Public Storage	$319,309	10.19%

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
7,900,000	CLP	13,081	USD	SCB	03/21/18	$14	$—
87,000	CNH	13,055	USD	GSC	03/21/18	719	—
86,000	CNH	12,901	USD	GSC	03/21/18	715	—
80,000	CNH	12,326	USD	UBS	03/21/18	340	—
169,000	EGP	9,111	USD	CBK	03/06/18	417	—
77,000	EGP	4,063	USD	GSC	03/06/18	278	—
62,000	EGP	3,263	USD	GSC	03/06/18	232	—
430,000	EGP	21,905	USD	CBK	03/29/18	2,284	—
460,000	EGP	24,665	USD	CBK	04/26/18	1,097	—
460,000	EGP	24,033	USD	CBK	01/08/19	458	—
99,000	EUR	123,186	USD	UBS	02/07/18	—	(218)
10,000	EUR	12,483	USD	BNP	03/06/18	—	(40)
11,000	EUR	13,056	USD	JPM	03/21/18	647	—
126,000	EUR	156,814	USD	SSG	03/21/18	146	—
176,000,000	IDR	12,870	USD	BCLY	03/21/18	229	—
172,000,000	IDR	12,879	USD	JPM	03/21/18	—	(78)
820,000	INR	12,566	USD	BNP	03/21/18	245	—
830,000	INR	12,982	USD	BCLY	03/21/18	—	(15)
40,000	PEN	12,323	USD	MSC	03/21/18	90	—
45,000	PEN	13,960	USD	BCLY	03/21/18	4	—
471,000	PHP	9,258	USD	JPM	03/21/18	—	(97)
849,000	PHP	16,717	USD	BCLY	03/21/18	—	(204)
23,000	PLN	6,466	USD	UBS	03/21/18	412	—
22,000	PLN	6,175	USD	UBS	03/21/18	405	—
45,000	PLN	13,214	USD	UBS	03/21/18	245	—
630,000	RUB	10,629	USD	BOA	03/21/18	507	—
12,592	USD	42,000	BRL	MSC	03/02/18	—	(548)
2,532	USD	16,000	CNH	HSBC	03/21/18	—	(2)
15,852	USD	308,000	EGP	GSC	03/06/18	—	(1,512)
22,006	USD	430,000	EGP	GSC	03/29/18	—	(2,183)
25,713	USD	460,000	EGP	CBK	04/26/18	—	(49)
90,579	USD	75,000	EUR	JPM	02/07/18	—	(2,579)
91,764	USD	76,000	EUR	CBK	02/07/18	—	(2,636)
90,480	USD	75,000	EUR	TDB	02/07/18	—	(2,677)
90,375	USD	75,000	EUR	MSC	02/07/18	—	(2,783)
5,078,047	USD	4,089,000	EUR	CBK	02/28/18	—	(7,604)
123,390	USD	99,000	EUR	UBS	03/06/18	204	—
22,416	USD	18,000	EUR	CBK	03/21/18	—	(6)
67,096	USD	54,000	EUR	BNP	03/21/18	—	(172)
18,420	USD	15,000	EUR	UBS	03/21/18	—	(265)
66,988	USD	54,000	EUR	SSG	03/21/18	—	(281)
11,920	USD	10,000	EUR	HSBC	03/21/18	—	(537)
538,092	USD	455,000	EUR	MSC	03/21/18	—	(28,707)
362,068	USD	255,000	GBP	GSC	02/28/18	—	(366)
175,347	USD	1,360,000	NOK	BCLY	02/28/18	—	(1,218)
1,492	USD	5,000	PLN	UBS	03/21/18	—	(4)
2,647	USD	150,000	RUB	JPM	03/21/18	—	(4)
15,340	USD	923,000	RUB	BCLY	03/21/18	—	(976)
4,119	USD	51,000	ZAR	CSFB	03/22/18	—	(153)
10,896	USD	135,000	ZAR	CSFB	03/22/18	—	(413)
12,834	USD	178,000	ZAR	GSC	03/22/18	—	(2,077)
Total						$9,688	$ (58,404)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
CBOE	Chicago Board Options Exchange
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poors
SPX	Standard and Poor’s 500 Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$1,583,127	$—	$1,583,127	$—
Corporate Bonds	14,091,590	—	14,091,590	0
Foreign Government Obligations	5,499,279	—	5,499,279	—
Municipal Bonds	628,549	—	628,549	—
Senior Floating Rate Interests	12,548,402	—	12,548,402	—
Equity Linked Securities	7,198,338	—	7,198,338	—
Common Stocks
Automobiles & Components	479,944	63,374	416,570	—
Banks	1,681,223	359,592	1,321,631	—
Capital Goods	790,152	269,718	520,434	—
Commercial & Professional Services	35,555	—	35,555	—
Consumer Services	766,257	186,276	579,981	—
Diversified Financials	413,762	413,762	—	—
Energy	2,396,646	1,865,050	531,596	—
Food & Staples Retailing	56,109	56,109	—	—
Food, Beverage & Tobacco	119,277	98,012	21,265	—
Insurance	698,906	292,931	405,975	—
Materials	390,933	226,578	164,355	—
Media	76,000	—	76,000	—
Pharmaceuticals, Biotechnology & Life Sciences	712,889	632,845	80,044	—
Real Estate	2,536,717	1,148,694	1,388,023	—
Retailing	432,417	232,073	200,344	—
Semiconductors & Semiconductor Equipment	515,698	193,194	322,504	—
Software & Services	1,063,513	661,364	402,149	—
Technology Hardware & Equipment	2,054,583	106,425	1,948,158	—
Telecommunication Services	845,561	384,389	461,172	—
Transportation	238,275	61,879	176,396	—
Utilities	611,033	478,439	132,594	—
Convertible Bonds	1,778,603	—	1,778,603	—
Rights	655	655	—	—
Preferred Stocks	9,757	9,757	—	—
Convertible Preferred Stocks	30,000	30,000	—	—
Short-Term Investments	1,421,147	1,421,147	—	—
Purchased Options	856,855	820,838	36,017	—
Foreign Currency Contracts(2)	9,688	—	9,688	—
Futures Contracts(2)	73,847	73,847	—	—
Swaps - Credit Default(2)	29,503	—	29,478	25
Swaps - Interest Rate(2)	45,504	—	45,504	—

Total	$62,720,294	$10,086,948	$52,633,321	$25

Liabilities
Foreign Currency Contracts(2)	$(58,404)	$—	$(58,404)	$—
Futures Contracts(2)	(1,001,885)	(1,001,885)	—	—
Swaps - Credit Default(2)	(207,483)	—	(200,663)	(6,820)
TBA Sale Commitments	(3,402,617)	—	(3,402,617)	—
Written Options	(239,600)	(239,600)	—	—

Total	$(4,909,989)	$(1,241,485)	$(3,661,684)	$(6,820)

(1) ) For the period ended January 31, 2018, investments valued at $163,870 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $414,606 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2018:

Investments in Securities	Equity Linked Securities	Credit Default Swaps	Total

Beginning balance	$7,181,411	$-	$7,181,411
Accrued Discounts (Premiums)	-	(101)	(101)
Realized Gain (Loss)	275,103	(364)	274,739
Change in Unrealized Appreciation (Depreciation)	(125,468)	1,006	(124,462)
Net Purchases	-	19,025	19,025
Net Sales	(7,331,046)	(19,025)	(7,350,071)
Net Transfers in to Level 3	-	-	-
Net Transfers out of Level 3	-	-	-
Ending balance	$-	$541	$541

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2018 was $1,006.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Municipal Income Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 98.2%
	Alabama - 2.3%
$ 145,000	Alabama 21st Century Auth Rev 5.00%, 06/01/2021	$159,684
200,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	234,148
150,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2046(1)	168,681

		562,513

	Alaska - 0.5%
100,000	CIVICVentures, AK, Rev 5.00%, 09/01/2023	112,889

	Arizona - 1.4%
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	238,172
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(2)	110,520

		348,692

	California - 7.2%
250,000	Abag Finance Auth for Nonprofit Corps., CA, Rev 6.00%, 08/01/2030	281,720
170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(3)	167,406
160,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020	172,699
250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	265,422
45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	51,192
150,000	Inglewood, CA, Redevelopment Agency 5.00%, 05/01/2027	180,510
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	96,863
100,000	Orange County, CA, Community Facs Dist 5.00%, 08/15/2023	114,406
150,000	5.00%, 08/15/2033	169,071
100,000	San Bernardino City, CA, Unified School Dist. 0.00%, 08/01/2027(3)	73,694
255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.00%, 01/15/2025(3)	207,881

		1,780,864

	Colorado - 1.4%
150,000	Denver Convention Center Hotel, CO, Auth Rev 5.00%, 12/01/2040	167,803
45,000	E-470 Public Highway, CO, Auth Rev 1 mo. USD LIBOR + 1.05%, 2.10%, 09/01/2039(4)	45,714
25,000	5.00%, 09/01/2019	26,209
100,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2023	113,890

		353,616

	Connecticut - 2.5%
50,000	City of Hartford, CT, GO 5.00%, 07/01/2027	56,495
100,000	City of Waterbury CT 5.00%, 11/15/2047	111,982
	Connecticut State Health & Educational Facs Auth
100,000	3.25%, 09/01/2021(2)	100,017
60,000	5.00%, 07/01/2042	67,574

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 250,000	Town of Hamden, CT, GO 5.00%, 08/15/2025	$286,400

		622,468

	District of Columbia - 2.1%
	Dist of Columbia, GO
150,000	5.00%, 06/01/2025	177,840
150,000	5.00%, 06/01/2032	172,110
150,000	5.00%, 07/01/2042	155,116

		505,066

	Florida - 3.9%
200,000	City of Jacksonville, FL 5.00%, 10/01/2030	222,716
200,000	City of Port State Lucie, FL 4.00%, 07/01/2027	210,960
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	143,474
100,000	5.00%, 10/01/2033	114,482
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	17,084
15,000	5.00%, 10/01/2031	16,952
20,000	5.00%, 10/01/2032	22,559
20,000	5.00%, 10/01/2033	22,487
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	73,128
100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	111,312

		955,154

	Georgia - 1.9%
	Burke County, GA, DA Rev
70,000	2.35%, 10/01/2032	69,788
125,000	3.00%, 11/01/2045(1)	124,483
40,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	41,637
100,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039	99,538
125,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	140,991

		476,437

	Illinois - 20.2%
	Chicago, IL, Board of Education
140,000	5.25%, 12/01/2039	145,025
100,000	5.75%, 04/01/2035	114,466
270,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	324,985
	Chicago, IL, Midway International Airport Rev
100,000	5.00%, 01/01/2023	112,130
250,000	5.00%, 01/01/2041	274,347
100,000	Chicago, IL, O’Hare International Airport Rev 5.00%, 01/01/2029	114,144
250,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2020	257,445
	Chicago, IL, Transit Auth Rev
75,000	5.00%, 06/01/2020	80,185
100,000	5.00%, 12/01/2044	111,416
160,000	5.25%, 12/01/2024	176,958
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	270,135
105,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2018	107,639
100,000	Cook County, IL 5.00%, 11/15/2021(1)	110,383
	Cook County, IL, Community High School Dist No. 212 Leyden
105,000	5.00%, 12/01/2027	119,057

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 170,000	5.00%, 12/01/2030	$190,628
105,000	Cook County, IL, GO 5.00%, 11/15/2028	111,435
	Illinois State Finance Auth Rev
90,000	4.50%, 05/15/2020	90,828
15,000	5.00%, 07/01/2018	15,223
150,000	5.00%, 11/15/2030	169,392
150,000	5.00%, 02/15/2033	167,300
245,000	5.00%, 08/15/2035	264,272
150,000	5.00%, 10/01/2041	168,592
	Illinois State, GO
50,000	5.00%, 02/01/2027	53,242
250,000	5.00%, 05/01/2029	261,712
105,000	5.00%, 11/01/2029	111,742
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	170,229
100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2023	112,674
150,000	Kendall Kane & Will Counties, IL, USD GO 5.00%, 02/01/2024	171,123
	Metropolitan Pier & Exposition Auth, IL
125,000	0.00%, 06/15/2020(3)	116,458
105,000	4.85%, 12/15/2042(5)	56,066
70,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	80,583
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	91,893
125,000	6.25%, 07/01/2022	146,181
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	100,280

		4,968,168

	Indiana - 0.9%
115,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	134,165
85,000	Indianapolis, IN, Airport Auth Rev 4.75%, 01/01/2030	88,908

		223,073

	Kentucky - 0.4%
90,000	Kentucky Economic Development Finance Auth 5.00%, 12/01/2047	99,098

	Louisiana - 2.9%
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
100,000	5.75%, 11/15/2030	110,196
100,000	6.00%, 11/15/2030	112,194
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	111,837
100,000	5.00%, 05/15/2047	109,873
40,000	6.38%, 05/15/2031	45,868
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2038	224,260

		714,228

	Massachusetts - 2.1%
100,000	Commonwealth of Massachusetts, GO 4.00%, 09/01/2034	106,345
100,000	Massachusetts Dev. Finance Agency 5.00%, 10/01/2047(2)	108,195
100,000	Massachusetts Health & Educational Facs Auth 5.00%, 07/01/2039	104,877
200,000	Massachusetts State PA 4.00%, 07/01/2046	203,430

		522,847

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Michigan - 2.6%
$ 150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	$168,714
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	154,884
100,000	5.00%, 07/01/2035	109,992
100,000	5.00%, 05/15/2038	111,611
50,000	State of Michigan 5.00%, 03/15/2027	59,329
35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	40,035

		644,565

	Minnesota - 2.9%
	Duluth, MN, ISD, No. 709
20,000	4.00%, 02/01/2027	21,516
200,000	5.00%, 02/01/2022	220,510
100,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	116,048
100,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019	102,448
200,000	Saint Francis, MN, ISD, No. 15 4.00%, 02/01/2029(1)	210,096
50,000	Saint Paul, MN, Housing & Redevelopment Auth 5.25%, 11/15/2028	53,127

		723,745

	Missouri - 1.1%
100,000	Kirkwood, MO, IDA 5.25%, 05/15/2032	107,680
150,000	Saint Louis, MO, Airport Rev. 5.00%, 07/01/2042	171,662

		279,342

	Montana - 0.7%
150,000	Montana Facs Finance Auth 5.00%, 02/15/2033	169,437

	Nebraska - 0.5%
100,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	111,611

	Nevada - 0.8%
85,000	Clark County, NV 2.25%, 12/01/2019	85,029
100,000	Clark County, NV, School Dist 5.00%, 06/15/2029	117,252

		202,281

	New Jersey - 2.6%
50,000	City of Atlantic, NJ, GO 5.00%, 03/01/2020	52,748
205,000	City of Bayonne, NJ, GO 5.00%, 07/01/2034	229,456
285,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	296,645
50,000	New Jersey Health Care Facs Financing Auth Rev 5.25%, 07/01/2026	55,739

		634,588

	New York - 5.9%
250,000	City of New York, NY, GO 5.00%, 12/01/2035	290,420
100,000	Liberty Corp., NY, Development Goldman Sachs Headquarters 5.25%, 10/01/2035	124,260
40,000	Long Island, NY, Power Auth 1 mo. USD LIBOR + 0.88%, 1.98%, 05/01/2033(4)	40,046
	Metropolitan Transportation Auth, NY, Rev

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 100,000	5.25%, 11/15/2036	$118,533
70,000	5.25%, 11/15/2040	76,994
100,000	New York City Water & Sewer System 5.00%, 06/15/2043	109,555
130,000	New York City, NY, Transitional Finance Auth 5.00%, 11/01/2038	147,815
150,000	New York State Dormitory Auth Rev 5.00%, 03/15/2031	175,299
	New York Transportation Development Corp. Rev
75,000	5.00%, 08/01/2018	76,111
100,000	5.00%, 07/01/2046	108,907
80,000	Town of Oyster Bay, NY, GO 3.00%, 08/15/2020	79,132
100,000	TSASC, Inc., NY 5.00%, 06/01/2023	114,224

		1,461,296

	North Carolina - 0.1%
25,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	30,003

	Ohio - 3.7%
	American Municipal Power, Inc., OH
200,000	4.00%, 02/15/2036	207,518
105,000	4.00%, 02/15/2042	108,690
	Buckeye, OH, Tobacco Settlement Finance Auth
250,000	6.00%, 06/01/2042	243,460
150,000	6.50%, 06/01/2047	149,438
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	66,575
55,000	5.00%, 01/01/2023	62,162
70,000	County of Montgomery, OH 5.00%, 05/01/2039	71,989

		909,832

	Oregon - 0.9%
225,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(3)	120,668
95,000	Washington County, OR, School Dist No. 48, GO 5.00%, 06/15/2035(5)	108,768

		229,436

	Pennsylvania - 5.9%
100,000	Delaware River, PA, JT Toll Bridge Commission 5.00%, 07/01/2047	113,918
90,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	105,095
100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	109,324
100,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2025	112,303
150,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2025	174,171
	Pennsylvania Turnpike Commission Rev
250,000	MUNIPSA + 0.98%, 2.14%, 12/01/2021(4)	254,295
150,000	5.00%, 12/01/2025	175,351
90,000	5.00%, 12/01/2031	103,178
115,000	Philadelphia, PA, School Dist GO 5.00%, 09/01/2019	120,376
150,000	Reading, PA, School Dist GO 5.00%, 03/01/2025	172,932

		1,440,943

	Puerto Rico - 0.7%
40,000	Commonwealth of Puerto Rico, GO 5.50%, 07/01/2019	40,403

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 200,000	6.00%, 07/01/2039*	$50,000
100,000	8.00%, 07/01/2035*	26,800
	Puerto Rico Electric Power Auth
25,000	5.00%, 07/01/2019	25,084
35,000	5.25%, 07/01/2019	35,235

		177,522

	Rhode Island - 1.0%
80,000	Rhode Island Health & Educational Bldg Corp. 5.00%, 05/15/2028	91,971
140,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	142,344

		234,315

	South Carolina - 0.5%
	South Carolina State Public Service Auth
50,000	5.00%, 12/01/2031	56,001
50,000	5.00%, 12/01/2034	55,611

		111,612

	Tennessee - 1.6%
150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025(2)	157,915
235,000	Tennessee Housing Development Agency Rev 3.50%, 01/01/2047	245,763

		403,678

	Texas - 11.8%
	Arlington, TX, Higher Education Finance Corp. Rev
150,000	4.00%, 08/15/2030	160,172
250,000	5.00%, 02/15/2027	296,710
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	275,882
200,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2031	224,126
250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	293,192
250,000	Dallas/Fort Worth, TX, International Airport Rev 5.00%, 11/01/2043	266,347
150,000	El Paso, TX, ISD GO 5.00%, 08/15/2027	178,410
100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	108,144
75,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2023	83,897
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	166,798
100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	106,857
185,000	North Texas Tollway Auth Rev 6.25%, 01/01/2039	192,893
150,000	Socorro, TX, ISD 4.00%, 08/15/2035(1)	160,079
100,000	Tarrant County, TX, Cultural Education Facs Finance Corp. 4.50%, 11/15/2021	99,034
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	292,405

		2,904,946

	Virginia - 1.1%
150,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2046	168,480
90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040	89,663

		258,143

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Washington - 3.7%
$ 250,000	King County, WA, GO 4.00%, 07/01/2030		$272,940
300,000	State of Washington, GO 5.00%, 08/01/2032		349,602
145,000	Washington State Health Care Facs Auth Rev 5.38%, 01/01/2040		156,357
115,000	Washington State Health Care Facs Auth Rev 5.00%, 01/01/2026		133,280

			912,179

	Wisconsin - 0.4%
100,000	Public Finance Auth, WI 5.00%, 05/15/2019(2)		103,554

	Total Municipal Bonds (cost $24,041,720)		$24,188,141

	Total Long-Term Investments (cost $24,041,720)		$24,188,141

Short-Term Investments - 4.3%
	Other Investment Pools & Funds - 4.3%
1,050,388	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(6)		1,050,388

	Total Short-Term Investments (cost $1,050,388)		$1,050,388

	Total Investments (cost $25,092,108)	102.5%	$25,238,529
	Other Assets and Liabilities	(2.5)%	(619,260)

	Total Net Assets	100.0%	$24,619,269

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $779,619 at January 31, 2018.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $580,201, which represented 2.4% of total net assets.
(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Current yield as of period end.
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	Unified School District
VA	Veterans Administration
Index Abbreviations:
LIBOR	London Interbank Offered Rate
MUNISPA	Municipal Swap Index

Hartford Municipal Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$24,188,141	$—	$24,188,141	$—
Short-Term Investments	1,050,388	1,050,388	—	—

Total	$25,238,529	$1,050,388	$24,188,141	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford Municipal Opportunities Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 97.2%
	Alabama - 1.2%
	Alabama Federal Aid Highway Finance Auth
$ 1,615,000	5.00%, 09/01/2026	$1,835,900
980,000	5.00%, 09/01/2034	1,160,957
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,656,597
3,000,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042(1)	3,384,390

		8,037,844

	Alaska - 0.3%
2,000,000	CIVICVentures, AK, Rev 5.00%, 09/01/2025	2,291,260

	Arizona - 1.1%
1,380,000	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School 8.50%, 07/01/2039	1,506,408
3,000,000	Salt River, AZ, Agricultural Improvement 5.00%, 12/01/2027	3,349,020
855,000	Salt Verde Financial Corp., AZ 5.25%, 12/01/2020	929,838
1,745,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(2)	1,753,254

		7,538,520

	California - 8.4%
	Alameda Corridor, CA, Transportation Auth
600,000	5.00%, 10/01/2024	697,932
500,000	5.00%, 10/01/2025	587,055
800,000	California County Tobacco Securitization Agency 4.00%, 06/01/2018	807,192
1,050,000	California County, CA, Tobacco Securitization 5.00%, 06/01/2022	1,187,949
1,000,000	California State Communities DA Rev 5.63%, 10/01/2032	1,081,270
750,000	California State Health Facs 5.00%, 02/01/2029	878,288
1,000,000	California State Public Works Board, Correctional Facs Improvement 6.00%, 03/01/2035	1,092,260
2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,251,120
2,000,000	California State Public Works Board, State University Trustees 6.25%, 04/01/2034	2,113,460
2,000,000	California State, GO 5.00%, 08/01/2029	2,373,900
910,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	1,035,207
4,705,000	Golden State, CA, Tobacco Securitization Corp. 5.75%, 06/01/2047	4,749,792
	Hemet, CA, USD Finance Auth Special Tax
1,440,000	5.00%, 09/01/2030	1,603,987
535,000	5.00%, 09/01/2031	593,780
	Inglewood, CA, Redevelopment Agency
800,000	5.00%, 05/01/2028	947,496
800,000	5.00%, 05/01/2029	941,056
5,225,000	Long Beach, CA, Finance Auth Natural Gas 3 mo. USD LIBOR + 1.45%, 2.40%, 11/15/2027(3)	5,174,265
3,600,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	3,874,500
1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,093,180
	Orange County, CA, Community Facs Dist, Special Tax
1,000,000	5.00%, 08/15/2034	1,116,130
1,000,000	5.00%, 08/15/2036	1,120,030

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,500,000	5.00%, 08/15/2041	$2,790,250
500,000	Port of Oakland, CA 5.00%, 05/01/2023	560,120
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation 5.00%, 09/01/2029	1,160,680
1,000,000	San Buenaventura, CA, Community Memorial Health System 7.50%, 12/01/2041	1,126,480
3,000,000	San Diego, CA, Redevelopment Agency Tax Allocation 7.00%, 11/01/2039	3,286,680
	San Diego, CA, USD GO
805,000	4.00%, 07/01/2034	860,352
865,000	4.00%, 07/01/2035	920,914
875,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	1,010,179
500,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2023	512,870
	San Mateo, CA, Joint Powers Finance Auth
1,250,000	5.00%, 06/15/2029	1,457,737
1,250,000	5.00%, 06/15/2030	1,453,700
1,335,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	1,442,107
	Santa Margarita, CA, Water Dist Special Tax
500,000	4.25%, 09/01/2021	525,225
500,000	5.00%, 09/01/2022	541,375
500,000	5.00%, 09/01/2023	546,985
1,095,000	5.00%, 09/01/2028	1,227,648
1,500,000	Stockton, CA, Redevelopment Agency 5.00%, 09/01/2029	1,734,030
	Tustin, CA, Community Facs Dist, Special Tax
775,000	5.00%, 09/01/2020	834,807
600,000	5.00%, 09/01/2021	663,420

		57,975,408

	Colorado - 1.5%
1,330,000	Colorado Health Facs Auth Rev 1 mo. USD LIBOR + 1.25%, 2.31%, 10/01/2039(3)	1,337,142
1,000,000	Denver City & County School Dist. No. 1, CO 5.50%, 12/01/2029	1,251,090
3,610,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2027	4,227,418
1,510,000	E-470 Public Highway, CO, Auth Rev 1 mo. USD LIBOR + 1.05%, 2.10%, 09/01/2039(3)	1,533,949
2,000,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2029	2,287,740

		10,637,339

	Connecticut - 3.3%
5,000,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	5,691,650
1,500,000	City of New Britain, CT, GO 5.00%, 03/01/2031	1,702,410
2,600,000	City of New Haven, CT, GO 5.00%, 08/01/2024	2,949,328
	City of Waterbury, CT, GO
405,000	5.00%, 11/15/2031	466,920
1,000,000	5.00%, 11/15/2032	1,150,170
	Connecticut Housing Finance Auth
660,000	4.00%, 11/15/2044	687,581
1,735,000	4.00%, 11/15/2045	1,844,982
1,495,000	4.00%, 05/15/2047	1,601,743
700,000	Connecticut State Health & Educational Facs Auth 2.88%, 09/01/2020(2)	700,182
2,500,000	Connecticut State, GO 5.00%, 04/15/2029	2,830,575
	Town of Hamden, CT, GO
1,000,000	4.00%, 08/15/2018	1,011,840

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,065,000	5.00%, 08/15/2025	$2,365,664

		23,003,045

	District of Columbia - 0.2%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	772,713
270,000	5.00%, 07/01/2037	280,468

		1,053,181

	Florida - 4.0%
	City of Port State Lucie, FL
2,410,000	4.00%, 07/01/2028	2,531,199
2,415,000	4.00%, 07/01/2029	2,520,197
1,885,000	Florida Village Community Development Dist No. 8 6.38%, 05/01/2038	1,915,612
1,040,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,150,833
1,750,000	Lakeland, FL, Retirement Community Rev 6.38%, 01/01/2043	1,790,022
500,000	Magnolia Creek, FL, Community Development Dist Capital Improvement 5.90%, 05/01/2039*	105,000
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,153,470
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,118,730
2,500,000	5.00%, 10/01/2026	2,769,950
200,000	5.00%, 10/01/2035	214,728
3,000,000	Miami-Dade County, FL, GO 5.00%, 07/01/2032	3,478,200
2,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027	2,335,620
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,363,550
1,280,000	5.00%, 08/01/2025	1,460,467
1,350,000	5.00%, 08/01/2026	1,532,871
1,000,000	Palm Beach County, FL, Health Facs Auth 6.75%, 06/01/2024	1,159,870
240,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	243,101
775,000	Volusia County, FL, School Board 5.00%, 08/01/2025	907,758

		27,751,178

	Georgia - 2.4%
	Burke County, GA, DA Rev
2,860,000	2.35%, 10/01/2032(4)	2,851,334
3,450,000	3.00%, 11/01/2045(4)	3,435,717
1,500,000	Dekalb Newton and Gwinnett Counties, GA, Joint DA 6.00%, 07/01/2034	1,594,065
1,500,000	Marietta, GA, DA Life University, Inc. Proj 7.00%, 06/15/2030	1,531,260
2,650,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(4)	2,637,757
	Municipal Electric Auth, GA
1,000,000	5.00%, 11/01/2022	1,127,930
1,075,000	5.00%, 01/01/2024	1,216,051
1,825,000	5.00%, 01/01/2028	2,121,106

		16,515,220

	Hawaii - 0.2%
1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,122,460

	Illinois - 16.6%
695,000	Aurora, IL, Tax Increment Rev 6.75%, 12/30/2027	710,207

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,000,000	Chicago O’Hare International Airport 5.00%, 01/01/2034	$2,298,960
	Chicago, IL, Board of Education
2,500,000	5.00%, 12/01/2034	2,576,225
860,000	6.00%, 01/01/2020	894,985
1,510,000	Chicago, IL, Board of Education, GO 5.00%, 12/01/2042	1,522,140
565,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	665,909
	Chicago, IL, Metropolitan Water Reclamation Dist GO
3,500,000	5.00%, 12/01/2027	4,104,555
2,530,000	5.00%, 12/01/2031	2,804,530
1,700,000	5.25%, 12/01/2032	2,046,205
	Chicago, IL, Midway International Airport
500,000	5.00%, 01/01/2021	540,475
1,420,000	5.00%, 01/01/2031	1,606,957
	Chicago, IL, O’Hare International Airport
650,000	5.00%, 01/01/2029	751,361
2,545,000	5.00%, 01/01/2030	2,894,658
	Chicago, IL, Park Dist, GO
65,000	5.00%, 01/01/2019	66,678
275,000	5.00%, 01/01/2020	283,190
	Chicago, IL, Transit Auth
3,000,000	5.00%, 06/01/2020	3,196,770
800,000	5.25%, 12/01/2027	879,552
5,000,000	5.25%, 12/01/2028	5,481,850
	City of Chicago, IL, GO
980,000	5.00%, 01/01/2021	1,042,730
700,000	5.00%, 12/01/2023	736,911
2,000,000	5.00%, 01/01/2024	2,176,780
	City of Chicago, IL, Wastewater Transmission Rev
715,000	5.00%, 01/01/2028	797,053
1,785,000	5.00%, 01/01/2029	1,981,653
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	150,335
1,000,000	5.00%, 11/01/2027	1,139,620
1,020,000	5.00%, 11/01/2028	1,149,703
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	4,010,426
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026	2,023,287
1,000,000	5.00%, 12/01/2034	1,110,260
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,165,180
3,415,000	5.00%, 11/15/2027	3,953,204
1,400,000	Illinois Finance Auth Rev, Art Institute of Chicago 6.00%, 03/01/2038	1,468,026
3,000,000	Illinois Finance Auth Rev, Silver Cross Hospital and Medicine 5.50%, 08/15/2030	3,042,270
4,000,000	Illinois Metropolitan Pier & Exposition Auth 0.00%, 12/15/2024(5)	3,126,280
	Illinois State Finance Auth Rev
1,000,000	5.00%, 11/15/2023	1,147,210
4,000,000	5.00%, 02/15/2027	4,571,200
700,000	5.00%, 10/01/2028	814,793
665,000	5.00%, 11/15/2028	751,377
1,650,000	5.00%, 11/15/2031	1,857,570
1,500,000	5.00%, 11/15/2033	1,680,375
1,510,000	5.00%, 11/15/2034	1,668,535
1,240,000	7.75%, 08/15/2034	1,357,044
	Illinois State, GO
1,500,000	5.00%, 01/01/2022	1,543,500
1,500,000	5.00%, 08/01/2025	1,579,470
3,500,000	5.00%, 11/01/2025	3,738,210
985,000	5.00%, 02/01/2026	1,051,123

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,200,000	5.00%, 02/01/2027	$1,277,796
3,120,000	5.00%, 11/01/2029	3,320,335
950,000	5.00%, 05/01/2033	987,611
1,500,000	5.25%, 01/01/2021	1,578,450
1,250,000	6.50%, 06/15/2022	1,374,325
	Kane Cook & DuPage Counties, IL, GO
2,800,000	5.00%, 01/01/2031	3,164,476
1,700,000	5.00%, 01/01/2034	1,917,311
1,700,000	5.00%, 01/01/2035	1,929,262
	Kane McHenry Cook & DeKalb Counties, IL, USD GO
1,250,000	5.00%, 01/01/2027	1,436,137
2,000,000	5.00%, 01/01/2029	2,331,240
1,665,000	Kendall Kane & Will County, IL, USD GO 5.00%, 02/01/2034	1,867,497
	Metropolitan Pier & Exposition Auth, IL
1,120,000	0.00%, 06/15/2020(5)	1,043,459
2,000,000	0.00%, 06/15/2027(5)	1,406,880
3,080,000	4.85%, 12/15/2042(6)	1,644,597
1,650,000	5.00%, 12/15/2020	1,763,965
1,000,000	Railsplitter Tobacco Settlement Auth, IL 5.00%, 06/01/2026	1,159,200
1,535,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	1,767,077

		114,128,950

	Indiana - 1.9%
2,000,000	City of Whiting, IN 5.00%, 03/01/2046(4)	2,267,760
	Indiana Municipal Power Agency
2,000,000	5.00%, 01/01/2031	2,353,920
1,050,000	5.00%, 01/01/2032	1,229,886
180,000	5.00%, 01/01/2034	209,328
1,000,000	Indiana State Finance Auth Hospital Rev 5.00%, 12/01/2029	1,139,210
1,625,000	Indiana State Finance Auth Rev 5.00%, 03/01/2023	1,777,051
1,000,000	Indianapolis, IN, Airport Auth Rev 5.00%, 01/01/2029	1,112,200
1,000,000	Indianapolis, IN, Local Public Improvement Bond Bank 5.00%, 01/01/2031	1,138,950
775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	853,461
1,000,000	Whiting, IN, Environmental Facs Rev 1.85%, 06/01/2044(4)	1,005,070

		13,086,836

	Kansas - 0.4%
	Wyandotte County-Kansas City, KS
1,000,000	5.00%, 09/01/2025	1,154,090
1,390,000	5.00%, 09/01/2028	1,612,970

		2,767,060

	Kentucky - 0.7%
2,910,000	Kentucky Economic Development Finance Auth 5.00%, 12/01/2047	3,204,172
1,515,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	1,670,802

		4,874,974

	Louisiana - 2.4%
	City of Shreveport, LA, Water & Sewer Rev
2,000,000	5.00%, 12/01/2027	2,333,400
1,000,000	5.00%, 12/01/2035	1,153,490
800,000	5.00%, 12/01/2036	920,600
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
975,000	5.75%, 11/15/2030	1,074,411

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,750,000	6.00%, 11/15/2035	$1,932,770
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,583,640
155,000	Louisiana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	156,214
	New Orleans, LA, Aviation Board
560,000	5.00%, 01/01/2026	651,644
375,000	5.00%, 01/01/2027	439,673
750,000	5.00%, 01/01/2034	833,122
2,500,000	6.00%, 01/01/2023	2,604,500

		16,683,464

	Maryland - 0.4%
395,000	Howard, MD, Special Obligation 4.00%, 02/15/2028(2)	406,214
480,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	504,322
1,570,000	Rockville, MD, Mayor 3.00%, 11/01/2025	1,573,689

		2,484,225

	Massachusetts - 2.2%
6,915,000	Commonwealth of Massachusetts, GO 3 mo. USD LIBOR + 0.46%, 1.38%, 11/01/2020(3)	6,920,878
	Massachusetts State Development Finance Agency
1,000,000	4.00%, 10/01/2024(2)	1,049,470
455,000	4.00%, 10/01/2025(2)	475,143
635,000	4.00%, 10/01/2026(2)	659,492
165,000	4.00%, 07/15/2036	176,727
1,200,000	5.00%, 01/01/2019	1,235,745
1,000,000	5.00%, 07/01/2029	1,134,200
2,000,000	5.00%, 07/01/2030	2,258,940
1,200,000	8.00%, 04/15/2031	1,327,812

		15,238,407

	Michigan - 3.6%
4,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	4,597,280
	Michigan Finance Auth
1,000,000	5.00%, 07/01/2018	1,013,070
2,165,000	5.00%, 04/01/2020	2,286,218
665,000	5.00%, 07/01/2027	747,633
665,000	5.00%, 07/01/2028	744,827
650,000	5.00%, 07/01/2029	730,932
2,700,000	5.00%, 10/01/2030	2,996,325
2,555,000	5.00%, 06/01/2033	2,863,797
1,000,000	5.00%, 06/01/2034	1,118,410
735,000	Michigan State Building Auth 5.00%, 04/15/2027	868,432
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,602,960
345,000	4.00%, 11/15/2032	366,276
2,000,000	Royal Oak, MI, Hospital Finance Auth 8.25%, 09/01/2039	2,079,140
2,190,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,491,095

		24,506,395

	Minnesota - 0.7%
	Duluth, MN, ISD, No. 709
2,335,000	3.00%, 02/01/2021	2,393,678
940,000	4.00%, 02/01/2027	1,011,243
250,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019	256,120
750,000	State Francis, MN, ISD, No. 15 4.00%, 02/01/2031(1)	782,917

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 365,000	State Francis, MN, ISD, No. 15 4.00%, 02/01/2030(1)	$382,221

		4,826,179

	Mississippi - 0.3%
1,850,000	State of Mississippi 5.00%, 10/15/2029	2,144,057

	Missouri - 1.2%
1,000,000	City of State Louis MO Airport Rev 5.00%, 07/01/2047	1,140,050
	Kirkwood, MO, IDA Retirement Community
1,500,000	5.25%, 05/15/2042	1,586,850
1,500,000	5.25%, 05/15/2050	1,577,535
3,500,000	8.25%, 05/15/2045	3,992,205

		8,296,640

	Montana - 0.4%
2,500,000	Montana Facs Finance Auth 5.00%, 02/15/2028	2,895,300

	Nevada - 1.1%
	Clark County, NV
965,000	2.25%, 12/01/2019	965,328
920,000	2.50%, 12/01/2018	923,073
1,000,000	Clark County, NV, School Dist 5.00%, 06/15/2028	1,179,080
1,900,000	Clark County, NV, School Dist 5.00%, 06/15/2029	2,227,788
	Las Vegas, NV, Spl Impt Dist
340,000	5.00%, 06/01/2027	356,697
650,000	5.00%, 06/01/2029	675,675
1,110,000	Nevada State Natural Resources GO 5.00%, 03/01/2026	1,264,912

		7,592,553

	New Jersey - 3.5%
250,000	City of Atlantic, NJ 5.00%, 03/01/2021	269,495
225,000	City of Atlantic, NJ, GO 5.00%, 03/01/2022	247,054
550,000	New Jersey Building Auth 4.00%, 06/15/2018	554,603
	New Jersey Economic Development Auth Rev, School Facilities Construction Bond
500,000	5.00%, 06/15/2019	518,015
500,000	5.00%, 06/15/2020	528,095
2,855,000	New Jersey Health Care Facs Finance Auth 5.75%, 10/01/2031	3,011,425
	New Jersey State Econ DA
250,000	4.00%, 07/15/2018	252,295
660,000	4.88%, 09/15/2019	680,064
2,000,000	New Jersey State Educational Finance Auth Rev, University of Medicine & Dentistry 7.50%, 12/01/2032	2,156,320
5,000,000	New Jersey State Transportation Trust Fund Auth 0.00%, 12/15/2032(5)	2,734,500
	New Jersey Transportation Trust Fund Auth
3,000,000	5.00%, 06/15/2018	3,033,540
4,940,000	5.00%, 06/15/2021	5,001,503
4,905,000	New Jersey, Tobacco Settlement Financing Corp. 4.50%, 06/01/2023	4,990,985

		23,977,894

	New York - 7.2%
4,000,000	City of New York, NY, GO 6.25%, 10/15/2028	4,136,339
1,460,000	Long Island, NY, Power Auth 1 mo. USD LIBOR + 0.88%, 1.98%, 05/01/2033(3)	1,461,679

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Metropolitan Transportation Auth
$ 370,000	0.00%, 11/15/2027(5)	$276,201
1,210,000	0.00%, 11/15/2029(5)	838,119
1,540,000	New York City, Municipal Water Finance Auth Rev, Water And Sewer System 5.00%, 06/15/2032	1,814,690
940,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	976,745
1,000,000	New York City, NY, Transitional Finance Auth 5.00%, 07/15/2026	1,185,620
810,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	834,713
	New York State Dormitory Auth Rev
1,670,000	5.00%, 03/15/2022	1,836,716
2,000,000	5.00%, 12/15/2027	2,277,020
1,000,000	5.00%, 03/15/2030	1,152,050
6,305,000	5.00%, 03/15/2031	7,370,055
1,300,000	5.00%, 12/01/2036(2)	1,412,996
860,000	New York State Energy Research & DA 2.38%, 07/01/2026(4)	870,449
1,535,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(2)	1,682,851
	New York State Thruway Auth
1,000,000	4.00%, 01/01/2037	1,034,980
1,000,000	5.00%, 01/01/2019	1,031,920
1,000,000	New York State Urban Development Corp. Rev 5.00%, 03/15/2026	1,139,000
1,825,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	1,852,046
1,145,000	Newburth, NY, GO 5.00%, 06/15/2019	1,199,582
2,750,000	PA of New York and New Jersey 5.00%, 10/15/2025	3,186,480
2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,927,150
245,000	Syracuse, NY, IDA 5.00%, 01/01/2029	274,520
	Town of Oyster Bay, NY, GO
285,000	2.50%, 03/01/2018	284,610
125,000	2.50%, 03/01/2019	123,997
615,000	2.63%, 03/01/2020	605,252
500,000	3.00%, 03/01/2018	500,505
100,000	3.00%, 08/15/2018	99,867
205,000	3.00%, 08/15/2019	203,842
175,000	3.00%, 08/15/2020	173,101
50,000	3.75%, 12/01/2018	50,189
275,000	5.00%, 02/15/2018	275,121
95,000	5.00%, 03/15/2019	96,799
2,340,000	5.00%, 08/15/2024	2,665,003
1,555,000	TSASC, Inc., NY 5.00%, 06/01/2026	1,849,533
	Yonkers, NY, GO
885,000	3.00%, 08/15/2019	902,638
1,000,000	5.00%, 03/15/2021	1,089,950

		49,692,328

	North Carolina - 1.3%
1,325,000	North Carolina Eastern Municipal Power 4.00%, 01/01/2020	1,383,154
2,955,000	North Carolina Housing Finance Agency 4.00%, 07/01/2047	3,152,719
1,555,000	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge 5.88%, 01/01/2031	1,639,281
1,175,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	1,410,130

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,000,000	North Carolina State Medical Care Commission, Galloway Ridge, Inc. 6.00%, 01/01/2039	$1,052,500

		8,637,784

	Ohio - 3.2%
2,000,000	Allen County, OH, Hospital Facs Rev 5.00%, 05/01/2023	2,221,520
	Buckeye, OH, Tobacco Settlement Finance Auth
4,000,000	5.88%, 06/01/2047	3,869,960
6,680,000	6.00%, 06/01/2042	6,505,251
	City of Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022	1,292,673
1,060,000	5.00%, 01/01/2023	1,198,033
345,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	416,077
1,750,000	County of Montgomery, OH 5.00%, 05/01/2039	1,799,404
2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,372,980
2,275,000	Lancaster, OH, Gas Rev 1 mo. USD LIBOR + 0.60%, 1.65%, 02/01/2019(3)	2,272,793

		21,948,691

	Oregon - 2.2%
8,200,000	Clackamas County, OR, School Dist No. 12, GO 0.01%, 06/15/2040(5)	3,286,806
2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,587,275
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,124,570
750,000	5.00%, 07/01/2032	842,025
7,505,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(1)(5)	4,024,932
2,885,000	Washington County, OR, School Dist No. 48, GO 5.00%, 06/15/2035(6)	3,303,123

		15,168,731

	Pennsylvania - 6.0%
945,000	Allegheny County, PA 5.00%, 03/01/2019	979,578
500,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	525,865
925,000	Allegheny County, PA, IDA Charter School 6.75%, 08/15/2035	982,313
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020	1,314,879
1,285,000	5.00%, 11/15/2021	1,414,489
1,345,000	5.00%, 11/15/2022	1,506,050
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,093,885
2,000,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2026	2,315,520
750,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	877,575
1,805,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	2,107,735
	Lancaster County, PA, Hospital Auth
495,000	5.00%, 07/01/2024	552,668
400,000	5.00%, 07/01/2025	445,780
2,410,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2046	2,561,637
920,000	Pennsylvania Higher Educational Facs Auth 5.00%, 05/01/2032	1,058,515

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,250,000	Pennsylvania State IDA 5.00%, 07/01/2021	$2,477,115
	Pennsylvania State Turnpike Commission Rev
575,000	MUNIPSA + 0.88%, 2.04%, 12/01/2020(3)	580,739
2,000,000	MUNIPSA + 0.90%, 2.06%, 12/01/2021(3)	2,029,200
300,000	5.00%, 12/01/2027	349,212
1,335,000	6.00%, 06/01/2028	1,355,733
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/01/2029	1,156,620
1,590,000	5.00%, 12/01/2030	1,831,028
2,000,000	5.00%, 12/01/2033	2,283,200
	Pennsylvania Turnpike Commission Rev
925,000	MUNIPSA + 0.98%, 2.14%, 12/01/2021(3)	940,891
755,000	5.00%, 12/01/2042	857,899
	Philadelphia, PA, Municipal Auth
750,000	6.38%, 04/01/2029	792,277
800,000	6.50%, 04/01/2034	846,248
	Philadelphia, PA, School Dist GO
150,000	3.00%, 09/01/2019	152,369
1,560,000	5.00%, 09/01/2022	1,721,366
1,635,000	5.00%, 09/01/2023	1,823,188
	Pittsburgh, PA, School Dist GO
1,575,000	5.00%, 09/01/2021	1,744,360
750,000	5.00%, 09/01/2023	828,457
350,000	Reading, PA, School Dist GO 5.00%, 03/01/2038	393,134
1,000,000	Susquehanna, PA, Regional Airport Auth System Rev 5.00%, 01/01/2019	1,025,820

		40,925,345

	Puerto Rico - 0.9%
	Commonwealth of Puerto Rico, GO
220,000	0.00%, 07/01/2019(5)	206,584
1,355,000	5.50%, 07/01/2019	1,368,672
3,685,000	5.75%, 07/01/2038*	921,250
5,545,000	6.00%, 07/01/2039*	1,386,250
3,075,000	8.00%, 07/01/2035*	824,100
	Puerto Rico Electric Power Auth
860,000	5.00%, 07/01/2019	862,873
225,000	5.25%, 07/01/2019	226,512
	Puerto Rico Highways & Transportation Auth
705,000	4.95%, 07/01/2026	729,273

		6,525,514

	Rhode Island - 1.2%
1,415,000	Cranston, RI, GO 5.00%, 07/01/2019	1,481,165
1,000,000	Rhode Island Commerce Corp. 5.00%, 06/15/2019	1,046,410
	Rhode Island Health & Educational Bldg Corp.
1,900,000	5.00%, 05/15/2027	2,176,393
1,490,000	5.00%, 05/15/2028	1,712,964
1,500,000	Rhode Island State & Providence Plantations 4.00%, 10/01/2018	1,525,860

		7,942,792

	South Carolina - 0.5%
1,987,000	Lancaster County, SC, Sun City Assessment 7.70%, 11/01/2017*	417,270
	South Carolina State Public Service Auth
1,350,000	5.00%, 12/01/2031	1,512,041
1,625,000	5.00%, 12/01/2034	1,807,341

		3,736,652

	South Dakota - 0.9%
2,655,000	South Dakota Housing DA 3.50%, 11/01/2046	2,788,281
1,000,000	South Dakota State Education Enhancement 5.00%, 06/01/2026	1,108,200

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 750,000	South Dakota State Educational Enhancement Funding Corp. 5.00%, 06/01/2023	$845,400
1,000,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	1,127,810

		5,869,691

	Tennessee - 1.4%
1,000,000	Shelby County, TN, Health Educational & Housing Facs Board 5.00%, 09/01/2037(2)	1,014,590
1,290,000	Tennessee Housing Development Agency 3.50%, 01/01/2047	1,348,347
	Tennessee Housing Development Agency Rev
2,215,000	3.50%, 07/01/2045	2,300,233
4,645,000	3.50%, 01/01/2047	4,857,741

		9,520,911

	Texas - 8.7%
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev 5.00%, 08/15/2027	1,157,060
	Austin, TX, Airport System Rev
1,125,000	5.00%, 11/15/2028	1,298,542
560,000	5.00%, 11/15/2030	641,262
1,500,000	Brazos Harbor, TX, Industrial Development Corp. 5.90%, 05/01/2038(4)	1,514,700
790,000	City of Arlington, TX 5.00%, 02/15/2034	896,508
500,000	Clifton, TX, Higher Education Finance Corp. 4.00%, 08/15/2031	533,905
5,000,000	Dallas County, TX, Utility & Reclamation Dist, GO 5.00%, 02/15/2027	5,965,250
1,500,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2028	1,769,820
1,250,000	Dallas, TX, ISD GO 1.50%, 02/15/2034(4)	1,250,325
1,000,000	Denton, TX, ISD GO 0.00%, 08/15/2020(5)	954,700
	Harris County - Houston, TX
2,500,000	5.00%, 11/15/2030	2,817,900
250,000	5.00%, 11/15/2032	278,533
350,000	5.00%, 11/15/2034	388,139
	Kerrville, TX, Health Facs Development Corp.
1,300,000	5.00%, 08/15/2024	1,468,051
1,500,000	5.00%, 08/15/2035	1,625,145
	New Hope, TX, Cultural Education Facs Finance Corp.
700,000	1.85%, 11/01/2020	688,898
1,000,000	3.25%, 11/15/2022	986,000
2,375,000	5.00%, 11/01/2031	2,537,854
1,000,000	5.00%, 11/01/2046	1,043,110
	North Texas Tollway Auth Rev
5,000,000	0.00%, 01/01/2032(5)	3,136,400
1,200,000	5.00%, 01/01/2035	1,360,692
230,000	6.10%, 01/01/2028	239,435
1,985,000	San Antonio, TX, Airport System Rev 5.00%, 07/01/2023	2,203,410
	San Antonio, TX, Water Rev
2,200,000	5.00%, 05/15/2026	2,540,648
1,115,000	5.00%, 05/15/2031	1,302,420
3,525,000	Socorro, TX, ISD 4.00%, 08/15/2035(1)	3,761,845
1,000,000	Spring Branch, TX, ISD GO 5.00%, 02/01/2026	1,170,070
	Tarrant County, TX, Cultural Education Facs
1,010,000	3.88%, 11/15/2020	1,010,050
2,000,000	5.00%, 10/01/2034	2,169,420
1,250,000	Tarrant County, TX, Cultural Education Facs Finance Corp. 4.50%, 11/15/2021	1,237,925

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,030,000	Texas Municipal Gas Acquisition & Supply Corp. 6.25%, 12/15/2026	$2,410,097
1,250,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	1,398,150
2,500,000	Texas State Transportation Commission, GO MUNIPSA + 0.38%, 1.54%, 10/01/2041(3)	2,500,800
2,000,000	Travis County, TX, Health Facs Development 7.13%, 11/01/2040	2,284,140
	University of Texas
1,000,000	5.00%, 08/15/2026	1,203,020
2,000,000	5.00%, 07/01/2027	2,360,140

		60,104,364

	Utah - 0.4%
2,475,000	Utah Housing Corp. 4.00%, 01/01/2045	2,632,212

	Vermont - 0.5%
2,360,000	Vermont Housing Finance Agency 4.00%, 11/01/2046	2,509,388
900,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(2)(4)	901,251

		3,410,639

	Virginia - 0.5%
1,500,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2051	1,674,300
1,750,000	Washington County, VA, IDA 7.75%, 07/01/2038	1,837,832

		3,512,132

	Washington - 2.0%
2,060,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2028(5)	1,488,535
1,905,000	Grant County, WA, Utility Dist No. 2 5.00%, 01/01/2023	2,134,134
4,900,000	King County, WA, GO 4.00%, 07/01/2030	5,349,624
	Washington State Health Care Facs Auth Rev
1,295,000	5.00%, 01/01/2026	1,500,853
780,000	5.00%, 07/01/2028	876,923
2,000,000	5.00%, 03/01/2029	2,275,600

		13,625,669

	West Virginia - 0.5%
	West Virginia State Econ DA
2,000,000	1.70%, 01/01/2041(4)	1,964,660
1,740,000	1.90%, 03/01/2040(4)	1,734,415

		3,699,075

	Wisconsin - 1.6%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	2,017,867
750,000	Public Finance Auth Rev, WI, Marys Woods at Marylhurst Project 3.00%, 11/15/2022(2)	751,838
	Public Finance Auth, WI
830,000	3.50%, 11/15/2023(2)	836,947
1,500,000	5.00%, 09/01/2025(2)	1,634,040
1,295,000	Wisconsin State 6.00%, 05/01/2036	1,368,038
	Wisconsin State Health & Educational Facs Auth Rev
2,000,000	5.00%, 11/15/2027	2,282,840
1,700,000	5.00%, 12/01/2028	1,931,761

		10,823,331

	Wyoming - 0.2%
1,230,000	Wyoming Community Development Auth 4.00%, 12/01/2046	1,316,912

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Total Municipal Bonds (cost $661,973,095)		$668,521,162

	Total Long-Term Investments (cost $661,973,095)		$668,521,162

Short-Term Investments - 4.4%
	Other Investment Pools & Funds - 4.4%
30,102,882	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(7)		30,102,882

	Total Short-Term Investments (cost $30,102,882)		$30,102,882

	Total Investments (cost $692,075,977)	101.6%	$698,624,044
	Other Assets and Liabilities	(1.6)%	(11,334,710)

	Total Net Assets	100.0%	$687,289,334

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $12,442,246 at January 31, 2018.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $13,278,268, which represented 1.9% of total net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a zero-coupon bond.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	Unified School District
VA	Veterans Administration

Index Abbreviations:
LIBOR	London Interbank Offered Rate
MUNISPA	Municipal Swap Index

The Hartford Municipal Opportunities Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$668,521,162	$—	$668,521,162	$—
Short-Term Investments	30,102,882	30,102,882	—	—

Total	$698,624,044	$30,102,882	$668,521,162	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

Hartford Municipal Short Duration Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 94.3%
	Arizona - 1.9%
$ 250,000	Arizona State Health Facs Auth Hospital System Rev 5.00%, 02/01/2020	$264,137
105,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	105,497

		369,634

	California - 8.3%
170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(2)	167,406
	California County Tobacco Securitization Agency
200,000	4.00%, 06/01/2018	201,798
195,000	5.00%, 06/01/2020	210,477
250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	265,422
200,000	Jurupa, CA, Public Financing Auth 4.00%, 09/01/2018	202,690
80,000	Long Beach Bond Finance Auth, CA 5.25%, 11/15/2018	82,264
250,000	Orange County, CA, Community Facs Dist 4.00%, 08/15/2021	265,420
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	83,971
20,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2018	20,515
100,000	Tustin, CA, Community Facs Dist 3.00%, 09/01/2019	101,438

		1,601,401

	Colorado - 4.0%
200,000	Colorado Health Facs Auth Rev 5.00%, 06/01/2018	202,066
130,000	Colorado Housing & Finance Auth Rev 4.00%, 05/01/2048	138,835
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	170,692
	E-470 Public Highway, CO, Auth Rev
50,000	0.00%, 09/01/2019(2)	48,498
40,000	1 mo. USD LIBOR + 1.05%, 2.10%, 09/01/2039(3)	40,634
150,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2021	165,867

		766,592

	Connecticut - 4.4%
150,000	City of Bridgeport, CT, GO 4.00%, 08/15/2021	161,684
150,000	City of New Haven, CT, GO 5.00%, 08/15/2021	163,145
100,000	Connecticut State Health & Educational Facs Auth 3.25%, 09/01/2021(1)	100,017
140,000	Connecticut State, GO 5.00%, 07/15/2022	155,471
250,000	Town of Hamden, CT, GO 5.00%, 08/15/2019	261,637

		841,954

	District of Columbia - 0.9%
	Metropolitan Washington, DC, Airports Auth
70,000	5.00%, 10/01/2019	73,796
95,000	5.00%, 10/01/2039	102,381

		176,177

	Florida - 2.2%
165,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	178,221

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 200,000	City of Port, St. Lucie, FL 1.75%, 07/01/2022	$192,056
50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	57,694

		427,971

	Georgia - 2.3%
	Burke County, GA, DA Rev
55,000	1.85%, 12/01/2049(4)	54,774
70,000	2.35%, 10/01/2032(4)	69,788
100,000	3.00%, 11/01/2045(4)(5)	99,586
100,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(4)	99,538
100,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	112,793

		436,479

	Guam - 0.8%
150,000	Antonio B Won Pat International Airport Auth 5.00%, 10/01/2018	152,876

	Illinois - 20.0%
	Chicago, IL, Board of Education, GO
45,000	0.00%, 12/01/2021(2)	39,488
55,000	0.00%, 12/01/2022(2)	46,096
100,000	5.00%, 12/01/2021	105,586
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	252,292
	Chicago, IL, Transit Auth
100,000	5.00%, 06/01/2019	104,119
100,000	5.00%, 06/01/2020	106,559
100,000	5.00%, 12/01/2022	110,074
90,000	City of Chicago, IL, GO 4.00%, 01/01/2020	90,179
250,000	City of Chicago, IL, O’Hare International Airport 5.25%, 01/01/2019	258,125
70,000	City of Chicago, IL, Park Dist GO 3.00%, 01/01/2021	71,991
160,000	City of Chicago, IL, Wastewater Transmission Rev 0.00%, 01/01/2022(2)	142,509
	City of Chicago, IL, Waterworks Rev
100,000	5.00%, 11/01/2018	102,513
85,000	5.00%, 11/01/2020	91,615
	Cook County, IL, GO
100,000	5.00%, 11/15/2019	105,597
150,000	5.00%, 11/15/2022	168,250
50,000	Illinois Finance Auth 5.00%, 08/15/2020	53,078
125,000	Illinois Housing DA 3.05%, 08/01/2022	127,480
	Illinois State Finance Auth Rev
90,000	4.50%, 05/15/2020	90,828
100,000	5.00%, 11/15/2021	109,924
150,000	5.00%, 02/15/2022	163,647
130,000	7.75%, 08/15/2034	142,271
	Illinois State, GO
180,000	4.00%, 06/15/2020	188,543
100,000	5.00%, 02/01/2020	103,436
75,000	5.00%, 04/01/2021	78,636
120,000	5.00%, 02/01/2022	126,569
200,000	5.00%, 11/01/2022	212,826
100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 4.00%, 01/01/2020	104,062
50,000	Kendall Kane & Will Counties, IL, USD GO 0.00%, 02/01/2021(2)	46,453

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Metropolitan Pier & Exposition Auth, IL
$ 50,000	0.00%, 12/15/2019(2)	$47,345
50,000	0.00%, 06/15/2021(2)	44,973
100,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2018	101,124
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	166,011
50,000	5.25%, 06/01/2021	55,005
100,000	Southern Illinois Univ 4.00%, 04/01/2018	100,226

		3,857,430

	Kentucky - 1.1%
200,000	Kentucky State Property & Building Commission 5.00%, 05/01/2020	213,480

	Louisiana - 3.6%
	City of New Orleans, LA, Sewerage Service Rev
165,000	5.00%, 06/01/2018	166,970
110,000	5.00%, 06/01/2021	120,467
100,000	Louisiana State Public Facs Auth Rev 3.00%, 05/15/2018	100,384
	New Orleans, LA, Aviation Board
75,000	5.00%, 01/01/2019	77,394
200,000	5.00%, 01/01/2023	225,248

		690,463

	Maryland - 0.9%
20,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	21,013
150,000	Rockville, MD, Mayor 5.00%, 11/01/2018	153,782

		174,795

	Massachusetts - 2.2%
100,000	Massachusetts Development Finance Agency 3.50%, 10/01/2022(1)	102,773
	Massachusetts Educational Financing Auth
20,000	5.00%, 07/01/2023	22,355
80,000	5.00%, 07/01/2024	90,266
35,000	Massachusetts Housing Finance Agency 1.50%, 12/01/2047(4)	34,655
150,000	Massachusetts State Development Finance Agency Rev 5.00%, 07/01/2022	166,504

		416,553

	Michigan - 3.0%
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	154,884
150,000	5.00%, 07/01/2019	156,475
150,000	5.00%, 11/15/2022	168,612
100,000	State of Michigan 5.00%, 03/15/2021	109,503

		589,474

	Minnesota - 1.8%
135,000	City of Rochester, MN, Healthcare & Housing Rev Facs 3.50%, 12/01/2018	136,067
200,000	Duluth, MN, ISD, No. 709 5.00%, 02/01/2022	220,510

		356,577

	Missouri - 0.8%
50,000	City of State Louis, MO, Airport Rev 5.00%, 07/01/2023	56,535

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 100,000	Kirkwood, MO, IDA 5.00%, 05/15/2022	$107,733

		164,268

	Nebraska - 1.2%
120,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	133,933
100,000	Washington County, NE 2.38%, 09/01/2030(4)	100,887

		234,820

	Nevada - 0.4%
85,000	Clark County, NV 2.25%, 12/01/2019	85,029

	New Jersey - 1.8%
50,000	City of Atlantic, NJ, GO 5.00%, 03/01/2020	52,747
280,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	291,441

		344,188

	New Mexico - 0.5%
90,000	New Mexico Mortgage Finance Auth 3.75%, 09/01/2048	94,995

	New York - 2.5%
100,000	New York State Dormitory Auth Rev 4.00%, 12/01/2018(1)	101,338
	New York Transportation Development Corp. Rev
80,000	5.00%, 08/01/2018	81,186
100,000	5.00%, 01/01/2019	103,052
25,000	Oyster Bay, NY, Public Improvement, GO 5.00%, 02/15/2019	25,439
60,000	Town of Oyster Bay, NY, GO 3.00%, 08/15/2020	59,349
100,000	TSASC, Inc, NY 5.00%, 06/01/2020	107,103

		477,467

	North Dakota - 1.7%
	North Dakota Housing Finance Agency
130,000	3.50%, 07/01/2046	135,256
175,000	4.00%, 01/01/2048	187,388

		322,644

	Ohio - 0.7%
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	66,576
60,000	5.00%, 01/01/2023	67,813

		134,389

	Oregon - 0.8%
150,000	State of Oregon Housing & Community Services Department 3.50%, 07/01/2048	157,382

	Pennsylvania - 8.1%
165,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	173,535
125,000	Beaver County, PA, GO 4.00%, 11/15/2018	127,292
100,000	Lancaster County, PA, Hospital Auth 5.00%, 07/01/2020	106,351
	Lehigh County, PA, IDA
65,000	1.80%, 02/15/2027(4)	63,718
55,000	1.80%, 09/01/2029(4)	53,858
150,000	Montgomery County, PA, IDA Rev 4.00%, 12/01/2020	156,484

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 250,000	Pennsylvania Turnpike Commission Rev MUNIPSA + 0.98%, 2.14%, 12/01/2021(3)	$254,295
150,000	Philadelphia, IDA 5.00%, 12/01/2022	169,437
	Philadelphia, PA, Hospitals & Higher Education Facs Auth
115,000	5.00%, 07/01/2019	119,244
20,000	5.00%, 07/01/2020	21,140
	Philadelphia, School Dist GO
85,000	4.00%, 09/01/2022	87,478
65,000	5.00%, 09/01/2020	69,354
150,000	Reading, PA, School Dist GO 5.00%, 03/01/2023	169,081

		1,571,267

	Puerto Rico - 0.5%
40,000	Commonwealth of Puerto Rico, GO 5.50%, 07/01/2019	40,403
	Puerto Rico Electric Power Auth
25,000	5.00%, 07/01/2019	25,084
35,000	5.25%, 07/01/2019	35,235

		100,722

	Rhode Island - 2.0%
150,000	Rhode Island Health & Educational Building Corp. 5.00%, 05/15/2022	165,660
55,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	55,921
100,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%, 06/01/2020	106,984
60,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%, 06/01/2021	65,688

		394,253

	South Dakota - 1.5%
250,000	South Dakota State Educational Enhancement Funding Corp. 5.00%, 06/01/2023	281,800

	Tennessee - 4.0%
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(1)	151,309
	Tennessee Housing Development Agency Rev
160,000	3.50%, 07/01/2045	166,157
235,000	3.50%, 01/01/2047	245,763
200,000	3.50%, 01/01/2048	209,890

		773,119

	Texas - 8.7%
120,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%, 02/15/2018	120,109
105,000	City of San Antonio, TX, Airport System 5.00%, 07/01/2022	117,113
350,000	Clear Creek ISD GO 1.45%, 02/15/2035(4)	346,636
200,000	Corpus Christi ISD GO 2.00%, 08/15/2047(4)	200,966
210,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	227,102
100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2020	106,614
	Lower Colorado River, TX, Auth Rev
120,000	4.00%, 05/15/2020	126,023
100,000	5.00%, 05/15/2020	107,249
150,000	New Hope, TX, Cultural Education Facs Finance Corp. 1.70%, 11/01/2019	148,619
100,000	Tarrant County, TX, Cultural Education Facs Finance Corp. 4.50%, 11/15/2021	99,034

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 75,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2018		$77,306

			1,676,771

	Virginia - 0.5%
90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040(4)		89,663

	Washington - 0.7%
55,000	State of Washington, GO 5.00%, 08/01/2019		57,873
80,000	Washington State Health Care Facs Auth Rev 5.00%, 10/01/2039		84,002

			141,875

	Wisconsin - 0.5%
100,000	Public Finance Auth, WI 5.00%, 05/15/2020(1)		105,838

	Total Municipal Bonds (cost $18,285,930)		$18,222,346

	Total Long-Term Investments (cost $18,285,930)		$18,222,346

Short-Term Investments - 5.2%
	Other Investment Pools & Funds - 5.2%
1,014,669	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(6)		1,014,669

	Total Short-Term Investments (cost $1,014,669)		$1,014,669

	Total Investments (cost $19,300,599)	99.5%	$19,237,015
	Other Assets and Liabilities	0.5%	93,880

	Total Net Assets	100.0%	$19,330,895

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $666,772, which represented 3.4% of total net assets.
(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $100,000 at January 31, 2018.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	Unified School District
VA	Veterans Administration

Index Abbreviations:
LIBOR	London Interbank Offered Rate
MUNISPA	Municipal Swap Index

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$18,222,346	$—	$18,222,346	$—
Short-Term Investments	1,014,669	1,014,669	—	—

Total	$19,237,015	$1,014,669	$18,222,346	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford Quality Bond Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 30.5%
	Asset-Backed - Automobile - 1.4%
$ 961,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	$974,056
370,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	369,960
525,000	Santander Drive Auto Receivables Trust 2.74%, 01/15/2021	526,729

		1,870,745

	Asset-Backed - Credit Card - 1.6%
	Cabela’s Credit Card Master Note Trust
625,000	1 mo. USD LIBOR + 0.540%, 2.10%, 03/15/2023(2)	629,250
605,000	2.71%, 02/17/2026(1)	599,671
915,000	Master Credit Card Trust 3.74%, 07/22/2024(1)	915,000

		2,143,921

	Asset-Backed - Finance & Insurance - 6.4%
	BlueMountain CLO Ltd.
675,000	3 mo. USD LIBOR + 1.420%, 2.86%, 11/20/2028(1)(2)	679,619
605,000	3 mo. USD LIBOR + 2.500%, 4.22%, 04/13/2027(1)(2)	604,732
550,000	Bowman Park CLO Ltd. 3 mo. USD LIBOR + 1.180%, 2.64%, 11/23/2025(1)(2)	549,859
250,000	Carlyle Global Market Strategies Ltd. 3 mo. USD LIBOR + 1.300%, 3.03%, 04/17/2025(1)(2)	250,241
381,727	Cent CLO Ltd. 3 mo. USD LIBOR + 1.120%, 2.87%, 07/23/2025(1)(2)	382,728
125,000	HSI Asset Securitization Corp. Trust 1 mo. USD LIBOR + 0.270%, 1.83%, 02/25/2036(2)	124,028
761,308	LCM XVII L.P. 3 mo. USD LIBOR + 1.350%, 3.07%, 10/15/2026(1)(2)	762,101
785,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.260%, 3.01%, 07/20/2026(1)(2)	785,663
445,000	Magnetite CLO Ltd. 3 mo. USD LIBOR + 1.300%, 3.02%, 04/15/2026(1)(2)	445,507
169,251	Nationstar HECM Loan Trust 1.97%, 05/25/2027(1)	168,931
1,210,000	NRZ Advance Receivables Trust 3.11%, 12/15/2050(1)	1,204,612
680,000	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	679,991
134,922	SoFi Consumer Loan Program LLC 3.05%, 12/26/2025(1)	135,317
875,000	Springleaf Funding Trust 3.16%, 11/15/2024(1)	877,226
265,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(1)	265,041
	Towd Point Mortgage Trust
707,905	2.75%, 10/25/2056(1)(3)	703,267
219,040	2.75%, 04/25/2057(1)(3)	217,613

		8,836,476

	Asset-Backed - Home Equity - 1.5%
1,032,649	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(1)(3)	1,054,670
960,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	947,758

		2,002,428

	Asset-Backed - Student Loan - 0.3%
445,604	SLM Student Loan Trust 3 mo. USD LIBOR + 0.040%, 1.79%, 01/25/2019(2)	444,419

	Commercial Mortgage - Backed Securities - 10.5%
1,100,000	245 Park Avenue Trust 3.66%, 06/05/2037(1)(3)	1,081,387

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 265,000	Citigroup Commercial Mortgage Trust 3.15%, 11/15/2049	$260,853
	Commercial Mortgage Trust
1,150,000	3.35%, 02/10/2048	1,150,709
618,000	3.63%, 10/10/2048	633,281
925,000	3.70%, 08/10/2048	953,650
	CSAIL Commercial Mortgage Trust
1,180,950	3.72%, 08/15/2048	1,214,640
925,000	3.81%, 11/15/2048	956,013
750,000	CSMC Trust 2.76%, 04/05/2033(1)	745,608
	FREMF Mortgage Trust
560,000	3.16%, 04/25/2046(1)(3)	559,763
320,000	3.65%, 09/25/2024(1)(3)	314,253
320,000	3.70%, 04/25/2048(1)(3)	320,214
440,000	3.73%, 10/25/2049(1)(3)	432,644
230,000	3.84%, 08/25/2027(1)(3)	228,366
1,240,000	3.94%, 08/25/2023(1)(3)	1,265,291
600,000	3.95%, 08/25/2047(1)(3)	609,318
165,000	4.22%, 06/25/2047(1)(3)	170,608
184,000	4.34%, 12/25/2044(1)(3)	191,023
200,000	4.54%, 10/25/2030(1)(3)	201,492
720,752	4.61%, 01/25/2048(1)(3)	749,879
315,000	4.79%, 04/25/2044(1)(3)	314,407
500,000	GS Mortgage Securities Corp. 1 mo. USD LIBOR + 1.300%, 2.86%, 07/15/2032(1)(2)	500,939
1,050,000	VNDO Mortgage Trust 3.34%, 11/15/2030(1)(3)	1,043,032
465,000	WF-RBS Commercial Mortgage Trust 3.61%, 11/15/2047	476,249

		14,373,619

	Whole Loan Collateral CMO - 8.8%
108,061	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(3)	106,745
	COLT Mortgage Loan Trust
147,521	2.75%, 09/25/2046(1)(3)	147,562
157,000	3.08%, 02/25/2048(1)(3)	156,985
423,003	3.75%, 12/26/2046(1)(3)	425,118
	Connecticut Avenue Securities
153,561	1 mo. USD LIBOR + 1.450%, 3.01%, 01/25/2029(2)	154,992
506,836	1 mo. USD LIBOR + 5.000%, 6.56%, 07/25/2025(2)	575,524
232,770	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(3)	229,970
	Fannie Mae Connecticut Avenue Securities
890,541	1 mo. USD LIBOR + 0.550%, 2.11%, 01/25/2030(2)	891,449
529,363	1 mo. USD LIBOR + 0.750%, 2.31%, 02/25/2030(2)	531,008
401,404	1 mo. USD LIBOR + 0.850%, 2.41%, 11/25/2029(2)	403,615
628,345	1 mo. USD LIBOR + 1.150%, 2.71%, 09/25/2029(2)	633,572
501,303	1 mo. USD LIBOR + 2.200%, 3.76%, 10/25/2028(2)	505,277
865,000	1 mo. USD LIBOR + 4.250%, 5.81%, 01/25/2029(2)	975,873
850,000	1 mo. USD LIBOR + 4.450%, 6.01%, 01/25/2029(2)	955,985
894,547	1 mo. USD LIBOR + 5.000%, 6.56%, 07/25/2025(2)	990,130
329,806	GSR Mortgage Loan Trust 3.68%, 01/25/2036(3)	325,671
69,935	IndyMac Index Mortgage Loan Trust 3.62%, 06/25/2036(3)	64,694
	LSTAR Securities Investment Ltd.
413,488	1 mo. USD LIBOR + 1.750%, 0.03%, 10/01/2022(1)(2)	411,597
176,788	1 mo. USD LIBOR + 2.000%, 3.57%, 02/01/2022(1)(2)	176,975
172,661	1 mo. USD LIBOR + 2.000%, 3.57%, 04/01/2022(1)(2)	172,861
105,875	MortgageIT Trust 1 mo. USD LIBOR + 0.640%, 2.20%, 02/25/2035(2)	105,410
	New Residential Mortgage Loan Trust
80,411	3.75%, 05/25/2054(1)(3)	80,979
243,545	3.75%, 11/25/2056(1)(3)	246,747

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 144,383	Residential Accredit Loans, Inc. 4.31%, 09/25/2035(3)	$121,228
40,776	Sequoia Mortgage Trust 1 mo. USD LIBOR + 0.460%, 2.02%, 02/20/2035(2)	40,447
647,639	Thornburg Mortgage Securities Trust 3.24%, 04/25/2045(3)	650,188
	Towd Point Mortgage Trust
463,263	2.25%, 04/25/2056(1)(3)	457,386
84,369	2.75%, 04/25/2055(1)(3)	84,036
321,947	2.75%, 08/25/2055(1)(3)	318,661
97,013	3.00%, 03/25/2054(1)(3)	97,098
642,000	3.75%, 04/25/2055(1)(3)	653,446
375,000	Verus Securitization Trust 3.70%, 07/25/2047(1)(4)	375,860

		12,067,089

	Total Asset & Commercial Mortgage Backed Securities (cost $41,841,512)	$41,738,697

U.S. Government Agencies - 80.6%
	FHLMC - 31.3%
13,572	0.00%, 11/15/2036(5)(6)	12,454
7,284,231	0.29%, 01/25/2027(3)(7)	171,040
4,399,753	0.61%, 03/25/2027(3)(7)	208,256
2,826,651	0.71%, 01/25/2024(3)(7)	104,165
695,000	1.66%, 07/25/2041(3)(7)	53,471
2,250,000	1.75%, 11/25/2040(3)(7)	161,751
302,918	2.50%, 12/15/2026(7)	16,027
1,392,410	2.50%, 03/15/2028(7)	112,166
201,062	2.50%, 05/15/2028(7)	15,754
283,153	1 mo. USD LIBOR + 1.200%, 2.76%, 07/25/2029(2)	286,560
316,241	1 mo. USD LIBOR + 1.120%, 2.76%, 08/25/2029(2)	319,298
290,318	3.00%, 05/15/2032(7)	24,134
2,550,000	3.00%, 02/01/2033(8)	2,561,953
193,952	3.00%, 03/15/2033(7)	25,339
1,082,599	3.00%, 01/01/2037	1,076,584
260,000	3.00%, 04/15/2042	244,482
322,745	3.00%, 01/15/2045	288,690
1,761,946	3.00%, 11/01/2046	1,729,485
2,556,969	3.00%, 12/01/2046	2,509,790
995,000	3.12%, 10/25/2031(3)	974,320
975,000	3.19%, 07/25/2027	982,307
925,000	3.36%, 07/25/2030(3)	924,499
625,000	3.43%, 01/25/2027(3)	641,840
353,402	3.50%, 06/15/2026(7)	25,604
104,935	3.50%, 09/15/2026(7)	9,928
184,958	3.50%, 03/15/2027(7)	17,050
909,765	3.50%, 03/15/2041(7)	113,739
6,500,000	3.50%, 02/01/2048(8)	6,562,969
529,938	1 mo. USD LIBOR + 1.950%, 3.51%, 05/25/2025(2)	540,845
1,325,000	1 mo. USD LIBOR + 2.250%, 3.81%, 11/25/2028(2)	1,358,947
294,462	4.00%, 08/15/2026(7)	28,273
438,031	4.00%, 07/15/2027(7)	44,022
853,203	4.00%, 03/15/2028(7)	87,214
181,976	4.00%, 06/15/2028(7)	19,613
369,329	4.00%, 06/15/2041	382,378
571,000	4.00%, 08/15/2043	592,822
359,110	4.00%, 07/01/2044	371,376
1,353,170	4.00%, 09/01/2047	1,399,622
2,050,000	4.00%, 02/01/2048(8)	2,118,504
1,126,751	1 mo. USD LIBOR + 2.800%, 4.36%, 05/25/2028(2)	1,163,548
118,279	4.50%, 02/01/2039	124,806
1,178,946	4.50%, 07/01/2042	1,246,737
201,810	4.50%, 09/01/2044	212,819
6,375,000	4.50%, 02/01/2048(8)	6,716,464
128,498	5.00%, 11/01/2022	137,544
147,955	5.00%, 11/01/2023	158,370

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 542,059	5.00%, 11/01/2024	$580,217
511,375	5.00%, 04/01/2025	547,373
310,587	5.00%, 05/01/2027	332,450
121,269	5.00%, 10/01/2028	129,880
498,266	5.00%, 09/01/2029	533,839
426,919	5.00%, 01/01/2030	457,615
627,408	5.00%, 09/01/2031	671,574
425,523	5.00%, 11/01/2031	455,477
68,010	5.00%, 09/01/2033	74,088
263,909	5.00%, 09/15/2033(7)	56,964
478,098	5.00%, 05/01/2039	516,991
757,562	5.00%, 08/01/2039	821,920
274,819	5.00%, 07/01/2041	297,997
56,642	5.50%, 08/15/2033	61,616
374,286	5.50%, 04/01/2038	410,263

		42,825,823

	FNMA - 29.3%
119,916	0.00%, 06/25/2036(5)(6)	102,593
100,000	0.00%, 09/25/2041(5)(6)	61,951
581,194	1.62%, 04/25/2055(3)(7)	27,370
790,977	1.77%, 08/25/2044(3)(7)	33,510
611,250	1.80%, 06/25/2055(3)(7)	28,621
440,812	2.00%, 09/25/2039	416,142
335,000	2.00%, 02/25/2043	273,229
50,264	2.50%, 06/25/2028(7)	3,925
420,000	2.50%, 03/25/2043	359,301
1,891,342	2.54%, 07/01/2026	1,813,854
100,000	2.68%, 05/01/2025	98,423
604,047	2.85%, 06/01/2027	594,674
785,000	2.85%, 12/01/2027	766,217
1,140,000	2.87%, 02/01/2032	1,070,624
950,000	2.95%, 10/01/2025	948,069
343,358	2.95%, 01/01/2028	337,876
1,170,000	2.97%, 06/01/2027	1,156,716
493,842	3.00%, 02/25/2027(7)	39,792
165,905	3.00%, 09/25/2027(7)	17,090
520,435	3.00%, 12/25/2027(7)	52,116
461,872	3.00%, 02/25/2028(7)	42,632
133,442	3.00%, 04/25/2028(7)	12,643
1,087,712	3.00%, 03/01/2037	1,083,558
293,599	3.00%, 10/01/2037	292,113
1,504,209	3.00%, 09/25/2044	1,373,148
489,871	3.00%, 04/25/2045	440,883
3,500,000	3.00%, 02/01/2048(8)	3,430,410
346,241	3.02%, 03/01/2027	345,002
1,330,836	3.10%, 01/01/2027	1,334,532
1,156,959	3.14%, 11/01/2027	1,159,392
1,338,396	3.38%, 12/01/2029	1,349,530
215,805	3.50%, 05/25/2027(7)	22,418
314,242	3.50%, 10/25/2027(7)	32,618
79,079	3.50%, 05/25/2030(7)	9,852
97,621	3.50%, 08/25/2030(7)	11,508
249,803	3.50%, 02/25/2031(7)	24,249
1,759,917	3.50%, 11/01/2033	1,801,693
186,703	3.50%, 09/25/2035(7)	29,404
247,074	3.50%, 09/01/2043	249,869
429,397	3.50%, 10/01/2044	435,552
448,693	3.50%, 02/01/2045	453,149
436,186	3.50%, 02/01/2046	440,741
928,929	3.50%, 09/01/2046	938,647
387,875	3.50%, 10/01/2046	391,932
153,641	3.50%, 10/25/2046(7)	36,033
283,916	3.50%, 11/01/2046	288,013
1,100,000	3.50%, 02/01/2048(8)	1,110,313

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 200,000	3.55%, 02/01/2030	$204,998
1,231,181	3.57%, 10/01/2029	1,263,926
14,437	3.89%, 05/01/2030	15,136
331,895	3.96%, 05/01/2034	349,298
156,310	3.97%, 05/01/2029	163,258
475,472	4.00%, 05/25/2027(7)	47,157
700,000	4.00%, 02/01/2033(8)	716,192
634,505	4.00%, 12/01/2040	660,935
159,303	4.00%, 03/01/2041	165,313
48,516	4.00%, 03/25/2042(7)	7,134
520,993	4.00%, 11/25/2043	537,555
188,461	4.00%, 06/01/2044	194,902
26,511	4.00%, 08/01/2044	27,419
240,034	4.00%, 10/01/2044	248,215
432,095	4.00%, 11/01/2044	446,878
452,495	4.00%, 05/01/2045	467,794
264,408	4.00%, 07/01/2045	275,672
933,383	4.00%, 05/01/2046	966,698
231,571	4.00%, 06/01/2046	239,339
275,189	4.00%, 04/01/2047	286,994
5,960,000	4.00%, 02/01/2048(8)	6,156,261
486,950	4.06%, 03/01/2030	517,038
84,787	4.50%, 07/25/2027(7)	9,292
119,609	4.50%, 08/01/2041	127,722
36,317	4.50%, 09/01/2041	38,580
47,737	5.46%, 05/25/2042(3)(7)	5,146
498,189	5.50%, 07/25/2045(7)	111,142
325,000	5.50%, 02/01/2048(8)	353,300
432,315	6.00%, 09/25/2047(7)	102,171

		40,047,392

	GNMA - 18.3%
109,753	1.75%, 09/20/2043	104,879
548,176	2.14%, 04/20/2040	453,013
216,759	3.00%, 09/20/2028(7)	19,486
271,007	3.00%, 09/16/2042	245,636
263,987	3.00%, 09/20/2042	239,570
129,513	3.00%, 02/16/2043(7)	23,345
73,033	3.00%, 08/15/2045	72,488
170,857	3.00%, 11/20/2045	169,299
9,990,706	3.00%, 12/20/2046(9)	9,899,537
204,035	3.00%, 05/20/2047	182,556
397,918	3.00%, 11/20/2047	394,287
110,020	3.50%, 02/16/2027(7)	10,386
254,617	3.50%, 03/20/2027(7)	26,224
245,366	3.50%, 07/20/2040(7)	28,538
317,838	3.50%, 02/20/2041(7)	39,003
531,736	3.50%, 04/20/2042(7)	72,127
794,158	3.50%, 10/20/2042(7)	166,094
444,260	3.50%, 07/20/2043(7)	70,758
2,356,617	3.50%, 08/20/2047	2,401,393
170,000	3.50%, 02/01/2048(8)	173,081
1,609,511	4.00%, 04/16/2026(7)	159,076
77,037	4.00%, 12/16/2026(7)	7,180
959,021	4.00%, 05/20/2029(7)	98,009
182,370	4.00%, 02/15/2041	191,635
42,394	4.00%, 05/16/2042(7)	6,867
153,121	4.00%, 03/20/2043(7)	34,467
61,495	4.00%, 01/20/2044(7)	13,798
510,056	4.00%, 03/20/2047(7)	99,401
754,311	4.00%, 07/20/2047(7)	152,164
1,137,299	4.00%, 10/20/2047	1,181,795
1,093,758	4.00%, 11/20/2047	1,137,517
2,075,000	4.00%, 02/01/2048(8)	2,147,058
415,574	4.50%, 06/20/2039	432,698
271,999	4.50%, 09/16/2040	299,318

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 63,705	4.50%, 09/20/2041	$67,392
36,506	4.50%, 05/20/2044	38,672
77,856	4.50%, 06/20/2044	82,651
65,158	4.50%, 10/20/2044	68,972
224,365	4.50%, 04/20/2045(7)	51,942
40,081	4.50%, 01/20/2046	42,352
1,335,000	4.50%, 02/01/2048(8)	1,395,492
171,985	5.00%, 05/20/2034	184,943
53,602	5.00%, 07/15/2039	57,983
626,857	5.00%, 02/16/2040(7)	154,435
423,070	5.00%, 05/20/2040(7)	106,752
698,296	5.00%, 04/20/2041	786,208
39,967	5.00%, 06/15/2041	43,076
203,141	5.00%, 10/16/2041(7)	34,640
38,361	5.00%, 03/15/2044	41,348
164,352	5.00%, 01/16/2047(7)	39,151
483,583	5.50%, 05/20/2038	523,181
380,836	5.50%, 03/20/2039(7)	87,616
476,963	5.50%, 02/16/2047(7)	109,547
588,222	5.50%, 05/20/2047(7)	137,388
26,936	6.00%, 01/15/2039	29,962
174,180	6.00%, 09/15/2040	193,747
409,649	6.00%, 02/20/2046(7)	95,623

		25,125,756

	SLM Student Loan Trust - 1.7%
380,813	3 mo. USD LIBOR + 0.550%, 2.30%, 04/27/2026(1)(2)	382,455
341,916	1 mo. USD LIBOR + 0.750%, 2.31%, 05/26/2026(2)	340,120
806,408	3 mo. USD LIBOR + 1.200%, 2.79%, 12/15/2033(1)(2)	821,212
803,928	3 mo. USD LIBOR + 1.500%, 3.25%, 04/25/2023(2)(3)	822,941

		2,366,728

	Total U.S. Government Agencies (cost $111,963,387)	$110,365,699

U.S. Government Securities - 5.2%
	Other Direct Federal Obligations - 0.6%
	FHLB - 0.6%
700,000	Tennessee Valley Authority 4.25%, 09/15/2065	810,459

	U.S. Treasury Securities - 4.6%
	U.S. Treasury Notes - 4.6%
6,319,036	U.S. Treasury Notes 0.63%, 01/15/2026(10)	6,337,459

		6,337,459

	Total U.S. Government Securities (cost $7,229,295)	$7,147,918

	Total Long-Term Investments (cost $161,034,194)	$159,252,314

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
2,065,474	Fidelity Institutional Government Fund, Institutional Class, 1.22%(11)	2,065,474

	Total Short-Term Investments (cost $2,065,474)	$2,065,474

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $163,099,668)	117.8%	$161,317,788
Total Purchased Options (cost $1,064,850)	0.7%	$955,814

Total Investments (cost $164,164,518)	118.5%	$162,273,602
Other Assets and Liabilities	(18.5)%	(25,383,141)

Total Net Assets	100.0%	$136,890,461

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $26,673,424, which represented 19.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are principal-only strips.
(6)	Security is a zero-coupon bond.
(7)	Securities disclosed are interest-only strips.
(8)	Represents or includes a TBA transaction.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(10)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	Current yield as of period end.

		OTC Swaption Contracts Outstanding at January 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/02/27	JPM	2.45%	Receive	08/02/27	USD	700,000	700,000	$79,695	$79,800	$(105)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/02/27	MSC	2.45%	Receive	08/02/27	USD	2,500,000	2,500,000	284,627	402,043	(117,416)

Total Calls							3,200,000	$364,322	$481,843	$(117,521)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/02/27	JPM	2.45%	Pay	08/02/27	USD	700,000	700,000	$129,389	$121,800	$7,589
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/02/27	MSC	2.45%	Pay	08/02/27	USD	2,500,000	2,500,000	462,103	461,207	896

Total Puts							3,200,000	$591,492	$583,007	$8,485

Total purchased swaption contracts							6,400,000	$955,814	$1,064,850	$(109,036)

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	192	03/20/2018	$23,343,000	$(502,266)
U.S. Treasury 2-Year Note Future	1	03/29/2018	213,234	(1,377)
U.S. Treasury Long Bond Future	41	03/20/2018	6,060,313	(226,856)
U.S. Treasury Ultra Bond Future	50	03/20/2018	8,096,875	(242,788)

Total				$(973,287)

Short position contracts:
U.S. Treasury 5-Year Note Future	14	03/29/2018	$1,605,953	$8,224

Total futures contracts				$(965,063)

TBA Sale Commitments Outstanding at January 31, 2018
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$2,515,000	02/01/2048	$(2,464,497)	$42,506
FHLMC, 5.00%	1,600,000	02/01/2048	(1,711,454)	4,983
FNMA, 2.50%	1,270,000	02/01/2033	(1,250,752)	9,128
FNMA, 3.00%	2,262,000	02/01/2048	(2,217,025)	35,432
FNMA, 3.50%	3,990,000	02/01/2033	(4,083,388)	21,325
FNMA, 3.50%	2,300,000	02/01/2048	(2,321,562)	35,129
FNMA, 4.50%	7,000,000	02/01/2048	(7,378,437)	59,752
GNMA, 3.00%	7,550,000	02/01/2048	(7,474,500)	91,887
GNMA, 3.50%	4,095,000	02/01/2048	(4,169,222)	46,324

Total (proceeds receivable $33,417,303)			$(33,070,837)	$346,466

At January 31, 2018, the aggregate market value of TBA Sale Commitments represents (24.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.9	DEUT	USD	4,125,000	(0.50%)	09/17/58	Monthly	$57	$—	$(31,416)	$(31,473)

Sell protection:
CMBX.NA.AAA.10	DEUT	USD	4,150,000	0.50%	11/17/59	Monthly	$—	$(20,542)	$19,466	$40,008

Total traded indices							$57	$(20,542)	$(11,950)	$8,535

Total OTC contracts							$57	$(20,542)	$(11,950)	$8,535

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	2.27% Fixed	USD	5,925,000	07/14/27	Semi-Annual	$—	$—	$226,750	$226,750
3M USD LIBOR	2.28% Fixed	USD	525,000	07/14/27	Semi-Annual	—	(5,774)	20,092	25,866

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

3M USD LIBOR	2.25% Fixed	USD	9,250,000	03/21/28	Semi-Annual	$139,274	$—	$418,110	$278,836
3M USD LIBOR	2.69% Fixed	USD	875,000	11/15/43	Semi-Annual	—	—	21,136	21,136
3M USD LIBOR	2.41% Fixed	USD	162,500	08/03/47	Semi-Annual	—	—	12,640	12,640

Total						$139,274	$(5,774)	$698,728	$565,228

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,110,195	USD	345,000,000	JPY	GSC	02/20/18	$ —	$(53,199)
3,118,554	USD	345,000,000	JPY	ANZ	04/06/18	—	(53,791)
Total						$ —	$(106,990)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
LIBOR	London Interbank Offered Rate

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
OTC	Over-the-Counter
TBA	To Be Announced

The Hartford Quality Bond Fund

  Schedule of Investments

  January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$41,738,697	$—	$41,738,697	$—
U.S. Government Agencies	110,365,699	—	110,365,699	—
U.S. Government Securities	7,147,918	—	7,147,918	—
Short-Term Investments	2,065,474	2,065,474	—	—
Purchased Options	955,814	—	955,814	—
Futures Contracts(2)	8,224	8,224	—	—
Swaps - Credit Default(2)	40,008	—	40,008	—
Swaps - Interest Rate(2)	565,228	—	565,228	—

Total	$162,887,062	$2,073,698	$160,813,364	$—

Liabilities
Foreign Currency Contracts(2)	$(106,990)	$—	$(106,990)	$—
Futures Contracts(2)	(973,287)	(973,287)	—	—
Swaps - Credit Default(2)	(31,473)	—	(31,473)	—
TBA Sale Commitments	(33,070,837)	—	(33,070,837)	—

Total	$(34,182,587)	$(973,287)	$(33,209,300)	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Real Total Return Fund

  Schedule of Investments

  January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 60.8%
	Automobiles & Components - 1.5%
3,126	Bridgestone Corp.	$152,568
6,150	Brilliance China Automotive Holdings Ltd.	15,636
2,000	BYD Co., Ltd. Class H	18,818
4,900	Fuyao Glass Industry Group Co., Ltd. Class H(1)	20,691
3,065	Geely Automobile Holdings Ltd.	9,751
13,838	Hota Industrial Manufacturing Co., Ltd.	58,022
6,049	Hu Lane Associate, Inc.	31,496
11,473	Isuzu Motors Ltd.	194,284
5,202	NGK Spark Plug Co., Ltd.	137,752
14,758	Nissan Motor Co., Ltd.	158,095
8,254	Sumitomo Electric Industries Ltd.	141,268
3,233	Suzuki Motor Corp.	185,687
5,554	Tokai Rika Co., Ltd.	120,829
2,774	Toyota Industries Corp.	181,338

		1,426,235

	Banks - 1.8%
695	Alior Bank S.A.*	17,744
5,800	Banco Bradesco S.A. ADR	73,660
1,800	Banco Santander Brasil S.A.	20,249
8,840	Bank of the Philippine Islands	20,528
146	Bank Zachodni WBK S.A.	18,330
24,530	BDO Unibank, Inc.	73,099
40,000	China Construction Bank Corp. Class H	45,923
16,035	China Merchants Bank Co., Ltd. Class H	78,288
25,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	22,581
2,797	Hana Financial Group, Inc.	136,298
45,000	Industrial & Commercial Bank of China Ltd. Class H	42,388
2,410	Industrial Bank of Korea*	37,552
4,600	Itau Unibanco Holding S.A. ADR	75,440
2,316	KB Financial Group, Inc.*	145,648
18,590	Metropolitan Bank & Trust Co.	36,034
57,035	Mitsubishi UFJ Financial Group, Inc.	431,263
11,389	San-In Godo Bank Ltd.	118,064
7,290	Security Bank Corp.	34,933
3,556	Sumitomo Mitsui Trust Holdings, Inc.	148,068
4,460	Woori Bank	70,318

		1,646,408

	Capital Goods - 3.1%
3,425	Airtac International Group	54,343
10,346	Amada Holdings Co., Ltd.	153,892
3,779	Bidvest Group Ltd.	79,571
7,060	Bizlink Holding, Inc.	66,814
1,180	Daifuku Co., Ltd.	79,450
631	FANUC Corp.	171,265
22,280	Haitian International Holdings Ltd.	69,637
962	Harmonic Drive Systems, Inc.	66,251
322	Harris Corp.	51,320
19,455	Hazama Ando Corp.	160,072
490	Hirata Corp.	54,135
5,402	HizeAero Co., Ltd.*	38,756
16,008	ITOCHU Corp.	314,984
7,123	JGC Corp.	154,807
4,735	Kinden Corp.	79,247
3,604	Kumagai Gumi Co., Ltd.	101,972
2,746	Minebea Mitsumi, Inc.	62,498
411	Nidec Corp.	66,148
4,792	Nippo Corp.	110,203
5,134	Noritz Corp.	101,525
71	SK Holdings Co., Ltd.	21,167
3,660	SM Investments Corp.	72,954
299	SMC Corp.	147,357

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

5,208	Tadano Ltd.	$91,169
2,915	Taisei Corp.	148,783
8,949	Takuma Co., Ltd.	121,604
5,831	Toshiba Plant Systems & Services Corp.	115,018
3,376	Voltronic Power Technology Corp.	59,886
98,700	Waskita Karya Persero Tbk PT	20,863
28,900	Weichai Power Co., Ltd. Class H	36,050

		2,871,741

	Commercial & Professional Services - 0.3%
2,616	Aeon Delight Co., Ltd.	95,650
23,000	China Everbright International Ltd.	35,027
3,217	Wolters Kluwer N.V.	170,276

		300,953

	Consumer Durables & Apparel - 0.9%
6,412	Alpine Electronics, Inc.	145,457
5,610	Casio Computer Co., Ltd.	85,428
27,065	Haier Electronics Group Co., Ltd.*	92,394
833	HLB, Inc.*	36,474
778	Hwaseung Enterprise Co., Ltd.	19,142
664	iRobot Corp.*	58,930
189	LG Electronics, Inc.	18,130
13	LPP S.A.	37,762
7,658	Sekisui Chemical Co., Ltd.	146,424
1,865	Shenzhou International Group Holdings Ltd.	19,252
987	Sony Corp.	47,338
6,425	Techtronic Industries Co., Ltd.	42,791
1,158	Token Corp.	133,295

		882,817

	Consumer Services - 0.4%
28,000	China Maple Leaf Educational Systems Ltd.	35,010
28,090	China New Higher Education Group Ltd.(1)	20,115
32,500	China Yuhua Education Corp. Ltd.(1)	18,574
1,385	CVC Brasil Operadora e Agencia de Viagens S.A.	23,966
5,079	Galaxy Entertainment Group Ltd.	44,806
1,911	HIS Co., Ltd.	69,227
1,350	Melco Resorts & Entertainment Ltd. ADR	40,203
11,600	MGM China Holdings Ltd.	35,668
6,000	Sands China Ltd.	35,656
5,269	Wynn Macau Ltd.	18,615
400	Yum China Holdings, Inc.	18,556

		360,396

	Diversified Financials - 0.4%
3,505	Ayala Corp.	71,752
13,000	Brasil Bolsa Balcao S.A.	106,416
25,000	Chailease Holding Co., Ltd.	84,024
37,050	China Huarong Asset Management Co. Ltd.(1)	18,692
6,601	FirstRand Ltd.	37,028
5,632	RMB Holdings Ltd.	37,478

		355,390

	Energy - 7.6%
109,900	Adaro Energy Tbk PT	20,105
12,581	Alta Mesa Resources, Inc.*	128,578
23,926	Callon Petroleum Co.*	271,560
7,984	Canadian Natural Resources Ltd.	272,654
9,404	Centennial Resource Development, Inc. Class A*	191,936
32,000	China Oilfield Services Ltd. Class H	38,085
2,120	Cimarex Energy Co.	237,864
24,000	CNOOC Ltd.	37,725
1,364	Concho Resources, Inc.*	214,748
4,391	Continental Resources, Inc.*	243,832
2,500	Cosan S.A. Industria e Comercio	34,244
5,618	Diamondback Energy, Inc.*	705,059

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

4,054	EOG Resources, Inc.	$466,210
7,172	EQT Corp.	389,368
8,932	Extraction Oil & Gas, Inc.*	125,941
9,000	Formosa Petrochemical Corp.	38,223
5,055	Halliburton Co.	271,453
25,933	Jagged Peak Energy, Inc.*	333,239
34,000	Kunlun Energy Co., Ltd.	33,727
12,505	Laredo Petroleum, Inc.*	121,674
344	Liberty Oilfield Services, Inc. Class A*	7,616
600	Lukoil PJSC ADR	39,645
10,128	Newfield Exploration Co.*	320,652
276	Novatek PJSC GDR	36,780
2,275	Parsley Energy, Inc. Class A*	53,690
8,300	Petroleo Brasileiro S.A. ADR*	110,888
1,650	Pioneer Natural Resources Co.	301,801
5,394	Plains GP Holdings L.P. Class A*	114,784
14,673	ProPetro Holding Corp.*	274,092
6,105	QEP Resources, Inc.*	57,143
49,200	Raging River Exploration, Inc.*	298,000
7,048	Select Energy Services, Inc. Class A*	126,300
5,798	Sentinel Energy Services, Inc.*	57,864
9,852	Silver Run Acquisition Corp.*	108,372
15,606	SRC Energy, Inc.*	155,280
8,963	Targa Resources Corp.	430,224
48,148	Tidewater Midstream and Infrastructure Ltd.	57,151
19,282	WPX Energy, Inc.*	284,024
22,000	Yanzhou Coal Mining Co., Ltd. Class H	38,263
1,500	YPF S.A. ADR	36,225

		7,085,019

	Food & Staples Retailing - 0.4%
2,506	Dino Polska S.A.*(1)	62,601
150	E-Mart, Inc.	40,757
3,672	Shoprite Holdings Ltd.	76,485
2,058	SPAR Group Ltd.	35,614
15,000	Sun Art Retail Group Ltd.	20,314
1,891	Walgreens Boots Alliance, Inc.	142,316
239	Zur Rose Group AG*	33,382

		411,469

	Food, Beverage & Tobacco - 0.7%
3,349	Asahi Group Holdings Ltd.	169,200
6,000	China Mengniu Dairy Co., Ltd.*	19,597
15,185	China Resources Beer Holdings Co., Ltd.	57,361
6,474	Japan Tobacco, Inc.	214,547
1,424	Tiger Brands Ltd.	55,415
30,280	Tingyi Cayman Islands Holding Corp.	63,094
7,000	Tsingtao Brewery Co., Ltd. Class H	39,015
16,000	Uni-President Enterprises Corp.	38,408
5,310	Universal Robina Corp.	16,696
23,070	Want Want China Holdings Ltd.	20,332

		693,665

	Health Care Equipment & Services - 5.4%
4,453	Abbott Laboratories	276,799
1,761	Acadia Healthcare Co., Inc.*	60,015
315	Aetna, Inc.	58,848
784	Anthem, Inc.	194,314
608	athenahealth, Inc.*	76,188
1,001	Baxter International, Inc.	72,102
7,448	BML, Inc.	200,889
14,956	Boston Scientific Corp.*	418,170
2,181	Cardinal Health, Inc.	156,574
141	Celltrion Healthcare Co., Ltd.*	18,090
871	Cerner Corp.*	60,212
825	Cigna Corp.	171,889
3,108	CYBERDYNE, Inc.*	53,867

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,897	Danaher Corp.	$192,128
168	Dentium Co., Ltd.*	10,855
1,087	Edwards Lifesciences Corp.*	137,592
1,894	Envision Healthcare Corp.*	68,165
824	Essilor International Cie Generale d’Optique S.A.	116,979
1,546	HCA Healthcare, Inc.*	156,393
3,378	HMS Holdings Corp.*	57,865
1,469	Hologic, Inc.*	62,726
249	Humana, Inc.	70,176
1,940	Instituto Hermes Pardini S.A.	19,181
1,503	Koninklijke Philips N.V.	61,262
721	LifePoint Health, Inc.*	35,653
1,814	McKesson Corp.	306,348
5,858	Medtronic plc	503,144
431	Molina Healthcare, Inc.*	39,376
2,560	Olympus Corp.	98,622
1,656	OraSure Technologies, Inc.*	36,035
7,286	Smith & Nephew plc	131,101
1,691	Stryker Corp.	277,967
2,788	UnitedHealth Group, Inc.	660,143
639	WellCare Health Plans, Inc.*	134,433
268	Zimmer Biomet Holdings, Inc.	34,068

		5,028,169

	Insurance - 1.4%
5,035	China Taiping Insurance Holdings Co., Ltd.	21,675
2,428	Discovery Ltd.	34,490
2,484	Hyundai Marine & Fire Insurance Co., Ltd.	107,744
1,368	ING Life Insurance Korea Ltd.(1)	74,943
6,603	MS&AD Insurance Group Holdings, Inc.	225,552
9,920	New China Life Insurance Co., Ltd. Class H	64,371
70,950	People’s Insurance Co. Group of China Ltd. Class H	40,426
18,385	PICC Property & Casualty Co., Ltd. Class H	38,034
745	Ping An Insurance Group Co. of China Ltd. Class H	8,775
5,069	Sanlam Ltd.	37,737
11,021	Sony Financial Holdings, Inc.	202,707
8,820	T&D Holdings, Inc.	158,144
6,451	Tokio Marine Holdings, Inc.	305,015

		1,319,613

	Materials - 1.7%
7,344	ADEKA Corp.	130,401
26,000	Aluminum Corp. of China Ltd. Class H*	17,583
3,855	Anhui Conch Cement Co., Ltd. Class H	21,152
22,000	China BlueChemical Ltd. Class H	7,914
27,000	China Molybdenum Co., Ltd. Class H	20,716
7,000	Cia de Minas Buenaventura S.A.A ADR	108,010
15,579	Daicel Corp.	189,442
4,118	Fujimi, Inc.	98,640
2,500	Fuso Chemical Co., Ltd.	71,994
2,354	Jastrzebska Spolka Weglowa S.A.*	68,315
123,000	Jinchuan Group International Resources Co., Ltd.*	23,027
7,860	JSR Corp.	186,833
600	Kumho Petrochemical Co., Ltd.	57,845
59,091	Lee & Man Paper Manufacturing Ltd.	69,395
94	LG Chem Ltd.	38,020
40,000	MMG Ltd.*	29,229
41,000	Nine Dragons Paper Holdings Ltd.	63,610
1,337	Novolipetsk Steel PJSC GDR	35,043
176	POSCO	62,777
1,713	Sanyo Chemical Industries Ltd.	90,780
400	Southern Copper Corp.	19,420
2,900	Vale S.A.	37,729
4,247	Yamato Kogyo Co., Ltd.	121,684

		1,569,559

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Media - 6.1%
4,338	CBS Corp. Class B	$249,912
1,110	Charter Communications, Inc. Class A*	418,747
4,051	Cinemark Holdings, Inc.	149,077
459	CJ E&M Corp.	38,800
30,307	Comcast Corp. Class A	1,288,957
7,650	Hakuhodo DY Holdings, Inc.	115,184
26,791	ITE Group plc	65,580
2,960	JCDecaux S.A.	128,057
1,457	Liberty Global plc Class A*	54,463
8,008	Liberty Global plc Series C*	286,366
4,218	Liberty Media Corp-Liberty Braves Class A*	99,545
4,333	Liberty Media Corp-Liberty Formula One Series C*	163,311
3,015	LIFULL Co., Ltd.	25,712
4,981	New York Times Co. Class A	115,808
20,522	Nippon Television Holdings, Inc.	361,416
38,155	Tarsus Group plc	181,484
11,072	Television Francaise	166,065
7,660	TV Asahi Holdings Corp.	158,400
10,952	Twenty-First Century Fox, Inc. Class A	404,129
3,703	Twenty-First Century Fox, Inc. Class B	135,122
9,238	Viacom, Inc. Class B	308,734
11,236	Vivendi S.A.	329,209
4,340	Walt Disney Co.	471,628

		5,715,706

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
4,645	Alkermes plc*	265,555
2,554	Allergan plc	460,384
959	Alnylam Pharmaceuticals, Inc.*	124,651
2,473	Arena Pharmaceuticals, Inc.*	92,540
12,096	AstraZeneca plc ADR	424,086
517	Biogen, Inc.*	179,818
10,995	Bristol-Myers Squibb Co.	688,287
1,389	Celgene Corp.*	140,511
27	Celltrion, Inc.*	7,982
8,295	China Medical System Holdings Ltd.	17,756
157	Chong Kun Dang Pharmaceutical Corp.	21,543
1,445	Chugai Pharmaceutical Co., Ltd.	76,371
3,585	CSPC Pharmaceutical Group Ltd.	7,942
4,160	Eisai Co., Ltd.	236,750
5,780	Eli Lilly & Co.	470,781
628	Genmab A/S*	115,030
5,500	Genscript Biotech Corp.	20,037
91	Green Cross Corp.	20,203
338	Hanmi Science Co., Ltd.*	33,216
1,313	Hikma Pharmaceuticals plc	18,056
35	Hugel, Inc.*	18,503
2,276	Incyte Corp.*	205,500
5,120	Ironwood Pharmaceuticals, Inc.*	75,827
2,249	Johnson & Johnson	310,789
3,380	Medicines Co.*	111,979
5,495	Mylan N.V.*	235,461
5,676	Novartis AG	512,299
13,023	Ono Pharmaceutical Co., Ltd.	321,762
468	Portola Pharmaceuticals, Inc.*	24,013
762	Regeneron Pharmaceuticals, Inc.*	279,387
960	Roche Holding AG	237,191
142	Samsung Biologics Co., Ltd.*(1)	57,949
2,000	Seattle Genetics, Inc.*	104,600
1,375	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	7,989
2,175	Shionogi & Co., Ltd.	120,387
23,560	Sino Biopharmaceutical Ltd.	43,217
2,210	Takeda Pharmaceutical Co., Ltd.	129,448
4,286	Teva Pharmaceutical Industries Ltd. ADR	87,477
1,579	Thermo Fisher Scientific, Inc.	353,870

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,960	UCB S.A.	$170,839
1,492	Ultragenyx Pharmaceutical, Inc.*	79,598
60,620	United Laboratories International Holdings Ltd.*	52,977
1,165	Vertex Pharmaceuticals, Inc.*	194,404
31	ViroMed Co., Ltd.*	7,684
6,991	Wuxi Biologics Cayman, Inc.*(1)	48,045
1,528	Zealand Pharma A/S ADR*	25,777

		7,238,471

	Real Estate - 0.6%
42,000	Ayala Land, Inc.	36,228
5,035	China Vanke Co., Ltd. H Shares	24,525
8,000	Guangzhou R&F Properties Co., Ltd. Class H	22,390
16,000	KWG Property Holding Ltd.	26,962
180	LaSalle Logiport REIT	194,394
5,500	Longfor Properties Co., Ltd.	17,949
5,040	Outfront Media, Inc. REIT	112,896
74,300	SM Prime Holdings, Inc.	53,444
30,025	SOHO China Ltd.	17,807
5,000	Sunac China Holdings Ltd.	23,863

		530,458

	Retailing - 1.1%
554	Expedia, Inc.	70,918
2,164	Foschini Group Ltd.	35,357
688	Hikari Tsushin, Inc.	100,281
307	Hotel Shilla Co., Ltd.	26,653
904	Imperial Holdings Ltd.	21,677
2,884	JD.com, Inc. ADR*	141,979
1,056	JUMBO S.A.	20,872
2,800	Magazine Luiza S.A.	74,315
971	Mr. Price Group Ltd.	23,429
644	Netflix, Inc.*	174,073
8,570	Nishimatsuya Chain Co., Ltd.	100,918
976	Shimamura Co., Ltd.	114,744
137	Shinsegae, Inc.	44,005
5,195	Vipshop Holdings Ltd. ADR*	85,873
2,164	Yume No Machi Souzou Iinkai Co., Ltd.	36,513

		1,071,607

	Semiconductors & Semiconductor Equipment - 5.9%
12,033	Advanced Micro Devices, Inc.*	165,333
848	ams AG*	78,360
2,427	Applied Materials, Inc.	130,160
3,967	ASM Pacific Technology Ltd.	54,033
819	ASML Holding N.V.	166,224
2,779	ASPEED Technology, Inc.	73,037
2,967	Axcelis Technologies, Inc.*	76,845
833	Broadcom Ltd.	206,609
1,455	Cavium, Inc.*	129,175
275	Disco Corp.	64,855
1,546	Ferrotec Holdings Corp.	40,563
2,791	FormFactor, Inc.*	40,051
2,119	Global Unichip Corp.	26,076
8,899	Globalwafers Co., Ltd.	136,063
6,439	Integrated Device Technology, Inc.*	192,526
5,236	Inter Action Corp.	50,422
1,388	KLA-Tencor Corp.	152,402
744	Koh Young Technology, Inc.	65,562
3,938	Land Mark Optoelectronics Corp.	49,858
13,362	Marvell Technology Group Ltd.	311,735
1,081	Microchip Technology, Inc.	102,933
6,247	Micron Technology, Inc.*	273,119
2,916	Micronics Japan Co., Ltd.	32,770
2,140	Microsemi Corp.*	132,231
1,614	NVIDIA Corp.	396,721

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

137,467	Pentamaster International Ltd.*	$18,452
4,555	QUALCOMM, Inc.	310,879
9,758	Realtek Semiconductor Corp.	38,904
668	Rohm Co., Ltd.	73,591
602	SCREEN Holdings Co., Ltd.	52,472
7,566	Silergy Corp.	161,468
833	Silicon Motion Technology Corp. ADR	41,383
14,000	Sino-American Silicon Products, Inc.*	48,707
3,046	SK Hynix, Inc.	209,092
52,103	Taiwan Semiconductor Manufacturing Co., Ltd.	455,344
3,044	Tazmo Co., Ltd.	56,473
5,107	Teradyne, Inc.	234,105
298	Texas Instruments, Inc.	32,682
832	Tokyo Electron Ltd.	156,950
2,517	Tokyo Seimitsu Co., Ltd.	110,209
5,705	Tower Semiconductor Ltd.*	198,192
47,335	UMS Holdings Ltd.	38,448
7,337	Win Semiconductors Corp.	65,550
2,206	Yamaichi Electronics Co., Ltd.	46,011

		5,496,575

	Software & Services - 7.4%
4,463	Alibaba Group Holding Ltd. ADR*	911,746
740	Alliance Data Systems Corp.	189,928
875	Alphabet, Inc. Class A*	1,034,443
1	China Literature Ltd.*(1)(2)(3)	10
3,779	Cloudera, Inc.*	70,743
981	Delivery Hero AG*(1)	42,093
6,243	DeNA Co., Ltd.	135,591
3,739	DTS Corp.	136,805
1,765	DuzonBizon Co., Ltd.	79,169
2,396	Etsy, Inc.*	44,949
2,890	Facebook, Inc. Class A*	540,112
978	FleetCor Technologies, Inc.*	207,825
1,636	Global Payments, Inc.	182,872
836	GMO Payment Gateway, Inc.	73,559
613	Guidewire Software, Inc.*	48,703
190	MercadoLibre, Inc.	73,549
19	NCSoft Corp.	7,859
12,547	Nexon Co., Ltd.*	419,212
686	Nintendo Co., Ltd.	310,700
5,284	NSD Co., Ltd.	111,730
2,063	PayPal Holdings, Inc.*	176,015
278	PKSHA Technology, Inc.*	38,961
2,664	salesforce.com, Inc.*	303,456
188	Samsung SDS Co., Ltd.	45,133
631	SCSK Corp.	29,076
1,677	ServiceNow, Inc.*	249,655
36,262	SUNeVision Holdings Ltd.	28,740
14,056	Tencent Holdings Ltd.	830,533
13,075	TravelSky Technology Ltd. Class H	40,809
1,640	Visa, Inc. Class A	203,737
140	Weibo Corp. ADR*	18,140
1,995	Workday, Inc. Class A*	239,181
1,645	Xero Ltd.*	41,754
650	Yandex N.V. Class A*	25,175

		6,891,963

	Technology Hardware & Equipment - 4.7%
7,809	AAC Technologies Holdings, Inc.	129,392
18,000	Acer, Inc.*	17,048
3,982	Advanced Ceramic X Corp.	51,355
1,996	Alps Electric Co., Ltd.	57,680
1,240	Apple, Inc.	207,613
334	Arista Networks, Inc.*	92,124
2,500	BYD Electronic International Co., Ltd.	6,162
7,616	Catcher Technology Co., Ltd.	87,123

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	9,127	Chroma ATE, Inc.	$51,983
	961	Chunghwa Precision Test Tech Co., Ltd.	39,119
	4,665	Cisco Systems, Inc.	193,784
	1,813	Cray, Inc.*	43,965
	40,735	E Ink Holdings, Inc.	74,051
	13,251	Elite Material Co., Ltd.	46,536
	2,310	Ennoconn Corp.	37,542
	2,331	Enplas Corp.	87,891
	17,551	Flex Ltd.*	316,094
	22,037	Getac Technology Corp.	32,853
	20,554	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	130,095
	4,444	Hitachi High-Technologies Corp.	209,829
	4,617	Hosiden Corp.	76,819
	8,337	Hytera Communications Corp. Ltd. Class A	16,406
	105,095	Inari Amertron Bhd	88,814
	1,001	Itron, Inc.*	73,273
	450	Keyence Corp.	274,998
	6,027	Kingpak Technology, Inc.	56,972
	533	Largan Precision Co., Ltd.	73,052
	707	Murata Manufacturing Co., Ltd.	104,553
	4,327	NetApp, Inc.	266,111
	4,553	Quantenna Communications, Inc.*	62,649
	178	Samsung Electro-Mechanics Co., Ltd.	17,709
	293	Samsung Electronics Co., Ltd.	684,837
	14,167	Sunny Optical Technology Group Co., Ltd.	195,274
	564	TDK Corp.	52,209
	230,724	Tongda Group Holdings Ltd.	52,147
	2,783	Venture Corp. Ltd.	48,754
	15,200	Walsin Technology Corp.	51,130
	3,527	Yageo Corp.	46,612
	1,561	Zebra Technologies Corp. Class A*	192,253

			4,346,811

		Telecommunication Services - 1.0%
	1,367	Hellenic Telecommunications Organization S.A.	21,469
	8,819	KDDI Corp.	223,811
	8,540	Nippon Telegraph & Telephone Corp.	408,935
	383	SoftBank Group Corp.	31,823
	4,727	Verizon Communications, Inc.	255,589

			941,627

		Transportation - 0.6%
	13,920	Air China Ltd. Class H	20,293
	73,900	AirAsia Bhd	78,493
	600	Azul S.A. ADR*	17,514
	12,945	Beijing Capital International Airport Co., Ltd. Class H	19,626
	14,000	China Southern Airlines Co., Ltd. Class H	18,255
	5,142	Japan Airlines Co., Ltd.	194,303
	1,200	Latam Airlines Group S.A. ADR	20,496
	5,065	Localiza Rent a Car S.A.	40,984
	25,180	Rumo S.A.*	112,781
	2,105	ZTO Express Cayman, Inc. ADR*	33,280

			556,025

		Utilities - 0.1%
	20,000	China Everbright Greentech Ltd.*(1)	18,322
	3,085	ENN Energy Holdings Ltd.	23,835
	2,860	Manila Electric Co.	18,877

			61,034

		Total Common Stocks (cost $49,433,730)	$56,801,711

Foreign Government Obligations - 18.9%
		Australia - 1.5%
AUD	1,553,669	Australia Government Bond 3.00%, 09/20/2025(4)(5)	1,456,315

Hartford Real Total Return Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

		Austria - 0.4%
EUR	256,000	Austria Government Bond 3.90%, 07/15/2020(1)(4)	$350,847

		Belgium - 0.3%
	200,000	Belgium Government Bond 2.60%, 06/22/2024(1)(4)	282,923

		Canada - 1.4%
		Canadian Government Bond
CAD	361,000	3.50%, 12/01/2045	359,404
	109,000	5.00%, 06/01/2037	124,336
	721,213	Canadian Government Real Return Bond 4.00%, 12/01/2031(5)	851,958

			1,335,698

		Denmark - 0.2%
DKK	591,000	Denmark Government Bond 4.50%, 11/15/2039	162,951

		Finland - 0.3%
EUR	183,000	Finland Government Bond 3.38%, 04/15/2020(1)(4)	246,061

		France - 1.4%
		France Government Bond OAT
	612,799	1.85%, 07/25/2027(4)(5)	947,739
	256,000	3.50%, 04/25/2020(4)	345,499

			1,293,238

		Germany - 2.2%
	1,509,031	Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(4)(5)	2,027,541

		Ireland - 0.4%
		Ireland Government Bond
	122,000	4.50%, 04/18/2020	167,791
	122,000	5.40%, 03/13/2025	201,573

			369,364

		Italy - 3.4%
		Italy Buoni Poliennali Del Tesoro
	348,000	1.50%, 08/01/2019	443,379
	1,473,303	3.10%, 09/15/2026(4)(5)	2,215,574
	261,000	4.75%, 08/01/2023(1)(4)	388,931
	104,000	5.00%, 09/01/2040(4)	172,391

			3,220,275

		Japan - 2.9%
JPY	64,200,000	Japan Government Twenty Year Bond 0.60%, 09/20/2037	589,826
	225,292,480	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(5)	2,174,269

			2,764,095

		Netherlands - 0.4%
		Netherlands Government Bond
EUR	152,000	2.00%, 07/15/2024(1)(4)	208,788
	96,000	4.00%, 01/15/2037(1)(4)	178,767

			387,555

		Norway - 0.6%
		Norway Government Bond
NOK	2,755,000	3.00%, 03/14/2024(1)(4)	388,493
	1,082,000	3.75%, 05/25/2021(1)(4)	152,464

			540,957

		Spain - 0.5%
EUR	291,000	Spain Government Bond 4.40%, 10/31/2023(1)(4)	438,291

		Sweden - 1.4%
		Sweden Government Bond

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

SEK 1,550,000	2.50%, 05/12/2025	$224,292
1,545,000	5.00%, 12/01/2020	225,675
	Sweden Inflation Linked Bond
5,563,581	1.00%, 06/01/2025(5)	862,733

		1,312,700

	United Kingdom - 1.6%
	United Kingdom Gilt
GBP 78,000	3.50%, 01/22/2045(4)	146,401
62,000	3.75%, 09/07/2021(4)	97,011
56,000	5.00%, 03/07/2025(4)	99,730
	United Kingdom Gilt Inflation Linked
505,659	0.63%, 03/22/2040(4)(5)	1,137,672

		1,480,814

	Total Foreign Government Obligations (cost $16,733,836)	$17,669,625

Exchange-Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
8,541	TOPIX Exchange Traded Fund	148,744

	Total Exchange-Traded Funds (cost $146,920)	$148,744

Preferred Stocks - 0.4%
	Banks - 0.1%
18,200	Itausa - Investimentos Itau S.A., 0.11%	75,691

	Capital Goods - 0.1%
15,700	Marcopolo S.A. *	20,598
8,600	Randon S.A. Implementos e Participacoes *	23,079

		43,677

	Materials - 0.1%
5,000	Braskem S.A. 2.54% Class A, 2.54%	77,542
8,500	Gerdau S.A., 0.21%	38,418

		115,960

	Technology Hardware & Equipment - 0.1%
67	Samsung Electronics Co., Ltd.	132,416

	Total Preferred Stocks (cost $328,595)	$367,744

	Total Long-Term Investments (cost $66,643,081)	$74,987,824

Short-Term Investments - 15.6%
	Other Investment Pools & Funds - 15.6%
14,597,038	Fidelity Institutional Government Fund, Institutional Class, 1.22%(6)	14,597,038

	Total Short-Term Investments (cost $14,597,038)	$14,597,038

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $81,240,119)	95.8%	$89,584,862
Total Purchased Options (cost $1,205,982)	1.0%	$915,511

Total Investments (cost $82,446,101)	96.8%	$90,500,373
Other Assets and Liabilities	3.2%	2,979,028

Total Net Assets	100.0%	$93,479,401

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $3,017,600, which represented 3.2% of total net assets.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of this security was $10, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of this security was $10, which represented 0.0% of total net assets.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $11,281,438, which represented 12.1% of total net assets.
(5)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(6)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/JPY Put	BOA	125.00 JPY per USD	01/15/19	11,729,040	USD	11,729,040	$16,421	$294,106	$(277,685)

Total purchased option contracts						11,729,040	$16,421	$294,106	$(277,685)

Written option contracts:
Calls
USD Call/JPY Put	BOA	145.00 JPY per USD	01/15/19	(11,729,040)	USD	(11,729,040)	$(1,607)	$(89,727)	$88,120

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Written option contracts:
Puts
DAX Index	GSC	11,750.00	EUR	04/20/18	(4)	EUR	(4)	$(308)	$(593)	$285
Euro STOXX 50 Index	GSC	3,200.00	EUR	04/20/18	(15)	EUR	(15)	(297)	(658)	361
iShares MSCI Brazil Capped ETF	GSC	32.00	USD	03/16/18	(2,639)	USD	(2,639)	(95)	(1,372)	1,277
S&P 500 Index	MSC	2,700.00	USD	04/30/18	(36)	USD	(36)	(1,175)	(1,264)	89
SPDR S&P Bank ETF	ML	52.00	USD	04/20/18	(1,727)	USD	(1,727)	(610)	(1,192)	582
SPDR S&P Oil & Gas Exploration and Production ETF	BCLY	31.00	USD	03/16/18	(2,810)	USD	(2,810)	(293)	(1,433)	1,140
SPDR S&P Retail ETF	BCLY	37.50	USD	02/16/18	(2,489)	USD	(2,489)	(14)	(1,668)	1,654
Utilities Select Sector SPDR Fund	ML	47.50	USD	05/18/18	(2,026)	USD	(2,026)	(1,130)	(1,256)	126

Total Puts							(11,746)	$(3,922)	$(9,436)	$5,514

Total written option contracts							(11,740,786)	$(5,529)	$(99,163)	$93,634

		OTC Swaption Contracts Outstanding at January 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Puts
3 Month USD LIBOR Interest Rate Swap Expiring 04/04/34	GSC	4.88%	Pay	04/02/24	USD	8,450,000	8,450,000	$105,120	$147,875	$(42,755)
3 Month USD LIBOR Interest Rate Swap Expiring 04/08/51	DEUT	5.17%	Pay	04/06/21	USD	3,010,000	3,010,000	16,089	29,799	(13,710)
3 Month USD LIBOR Interest Rate Swap Expiring 04/08/51	BOA	5.17%	Pay	04/06/21	USD	3,365,000	3,365,000	17,986	33,313	(15,327)
6 Month EUR EURIBOR Interest Rate Swap Expiring 04/10/54	GSC	3.92%	Pay	04/08/24	EUR	1,100,000	1,100,000	22,087	33,425	(11,338)
6 Month EUR EURIBOR Interest Rate Swap Expiring 04/10/54	MSC	3.92%	Pay	04/08/24	EUR	3,625,000	3,625,000	72,787	110,697	(37,910)

Total Puts							19,550,000	$234,069	$355,109	$(121,040)

Total purchased swaption contracts							19,550,000	$234,069	$355,109	$(121,040)

	Exchange-Traded Option Contracts Outstanding at January 31, 2018
Description	Exercise Price/FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
CBOE SPX Volatility Index	22.00	USD	04/18/18	1,640	USD	164,000	$168,920	$175,548	$(6,628)
CBOE SPX Volatility Index	22.00	USD	03/21/18	3,185	USD	318,500	238,875	226,267	12,608
S&P 500 Index	2,950.00	USD	05/31/18	42	USD	4,200	113,400	61,028	52,372
S&P 500 Index	3,300.00	USD	03/15/19	83	USD	8,300	141,100	92,633	48,467

Total Calls						495,000	$662,295	$555,476	$106,819

Puts
iPath S&P 500 VIX Short-Term	5.00	USD	01/18/19	29	USD	2,900	$2,726	$1,291	$1,435

Total purchased option contracts						497,900	$665,021	$556,767	$108,254

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Written option contracts:
Calls
CBOE SPX Volatility Index	17.00	USD	03/21/18	USD	(1,771)	$(224,917)	$(188,538)	$(36,379)
CBOE SPX Volatility Index	17.00	USD	04/18/18	USD	(911)	(154,870)	(151,188)	(3,682)

Total Calls					(2,682)	$(379,787)	$(339,726)	$(40,061)

Puts
CBOE SPX Volatility Index	19.00	USD	02/14/18	USD	(1,818)	$(1,090,799)	$(1,396,148)	$305,349

Total written option contracts					(4,500)	$(1,470,586)	$(1,735,874)	$265,288

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Amsterdam Index Future	4	02/16/2018	$555,171	$(1,601)
Australian Dollar Future	45	03/19/2018	3,622,050	28,788
BIST 30 Index Future	30	02/28/2018	118,072	5,775
CAC40 10 Euro Future	20	02/16/2018	1,360,863	(3,950)
Canadian Dollar Future	51	03/20/2018	4,147,575	162,320
DAX Index Future	2	03/16/2018	818,274	1,361
Euro STOXX 50 Dividend Future	210	12/21/2018	3,290,355	78,578
Euro STOXX 50 Dividend Future	31	12/20/2019	495,726	3,099
Euro-OAT Future	2	03/08/2018	379,740	(10,605)
FTSE 100 Future Index	8	03/16/2018	848,161	(24,304)
FTSE/MIB Index Future	3	03/16/2018	437,572	13,577
Hang Seng China Enterprises Index Future	13	02/27/2018	1,129,886	1,645
Hang Seng China Enterprises Index Future	3	02/27/2018	629,787	829
Japanese 10-Year Bond Future	2	03/13/2018	2,753,870	(9,906)
KOSPI 200 Index Future	9	03/08/2018	705,752	23,067
Mini-10-Year JGB Future	4	03/12/2018	550,847	(1,882)
MSCI Emerging Market Index Future	4	03/16/2018	251,560	26,953
MSCI Taiwan Index Future	9	02/26/2018	372,600	(3,492)
NASDAQ 100 E-Mini Future	2	03/16/2018	278,500	24,148
NIKKEI 225 Index Future	5	03/08/2018	1,057,525	(30,454)
S&P 500 (E-Mini) Future	28	03/16/2018	3,956,120	201,976
S&P Midcap 400 E-Mini Index Future	9	03/16/2018	1,758,780	48,029
SGX Nifty 50 Index Future	4	02/22/2018	88,472	199
SPI 200 Future	7	03/15/2018	843,411	1,516
U.S. Treasury 10-Year Ultra Future	40	03/20/2018	5,208,125	(159,260)
U.S. Treasury Long Bond Future	27	03/20/2018	3,990,938	(136,314)
U.S. Treasury Ultra Bond Future	24	03/20/2018	3,886,500	(99,106)

Total				$140,986

Short position contracts:
Australian 10-Year Bond Future	53	03/15/2018	$5,449,121	$25,765
Australian 3-Year Bond Future	63	03/15/2018	5,634,402	3,081
British Pound Future	87	03/19/2018	7,721,250	(424,865)
CBOE Volatility Index Future	2	04/18/2018	28,350	(1,775)
Canadian Government 10-Year Bond Future	34	03/20/2018	3,655,138	56,543
Euro FX Future	57	03/19/2018	8,868,844	(409,103)
Euro STOXX 50 Dividend Future	14	12/18/2020	225,093	(4,399)
Euro STOXX 50 Dividend Future	4	03/16/2018	178,783	(5,123)
Euro STOXX 50 Dividend Future	6	12/17/2021	95,351	(3,748)
Euro-BOBL Future	20	03/08/2018	3,239,203	13,040
Euro-Bund Future	26	03/08/2018	5,126,756	31,238
Euro-Schatz Future	65	03/08/2018	9,023,149	1,483
Japanese Yen Future	100	03/19/2018	11,486,250	(289,063)
Long Gilt Future	26	03/27/2018	4,508,931	26,510
Russell 2000 Mini Index Future	1	03/16/2018	78,800	(2,594)

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

S&P/TSX 60 Index Future	1	03/15/2018	$ 153,333	$1,884
Swiss Franc Future	41	03/19/2018	5,522,700	(308,361)
TOPIX Index Future	34	03/08/2018	5,728,955	(190,983)
U.S. Treasury 10-Year Note Future	5	03/20/2018	607,891	12,303
U.S. Treasury 2-Year Note Future	36	03/29/2018	7,676,437	43,700
U.S. Treasury 5-Year Note Future	20	03/29/2018	2,294,219	317

Total				$(1,424,150)

Total futures contracts				$(1,283,164)

OTC Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Sell protection:
ITRAXX.SEN.FIN.28	MSC	EUR 100,000	1.00%	12/20/22	Quarterly	$3,259	$—	$3,599	$340
ITRAXX.SEN.FIN.28	CBK	EUR 4,414,543	1.00%	12/20/22	Quarterly	107,742	—	158,939	51,197

Total						$111,001	$—	$162,538	$51,537

Total traded indices						$111,001	$—	$162,538	$51,537

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	DEUT	USD 385,000	1.00%	12/20/22	Quarterly	$—	$(10,546)	$(10,555)	$(9)
Republic of Turkey	MSC	USD 200,000	1.00%	12/20/22	Quarterly	—	(5,594)	(5,482)	112
Russian Foreign Bond - Eurobond	MSC	USD 375,000	1.00%	12/20/22	Quarterly	—	(3,217)	(662)	2,555
Russian Foreign Bond - Eurobond	MSC	USD 195,000	1.00%	12/20/22	Quarterly	—	(881)	(345)	536

Total						$—	$(20,238)	$(17,044)	$3,194

Total single-name issues						$—	$(20,238)	$(17,044)	$3,194

Total OTC contracts						$111,001	$(20,238)	$145,494	$54,731

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.28.V2	USD	2,255,250	(1.00%)	12/20/22	Quarterly	$(84,277)	$(11,583)	$72,694
CDX.EM.28.V2	USD	1,302,474	(1.00%)	12/20/22	Quarterly	45,701	6,690	(39,011)
CDX.NA.HY.29.V1	USD	5,701,000	(5.00%)	12/20/22	Quarterly	425,958	503,070	77,112
CDX.NA.IG.29.V1	USD	6,901,206	(1.00%)	12/20/22	Quarterly	131,867	174,358	42,491
ITRAXX.EUR.28.V1	EUR	5,605,000	(1.00%)	12/20/22	Quarterly	138,603	196,656	58,053
ITRAXX.XOVER.28.V1	EUR	1,270,000	(5.00%)	12/20/22	Quarterly	170,069	191,142	21,073

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total	$827,921	$1,060,333	$232,412

Total	$827,921	$1,060,333	$232,412

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at January 31, 2018
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Barclays Volscore Delta Hedged	BCLY	USD	584,481	(0.50%)	04/20/18	Monthly	$ —	$ —	$ —	$ 0
Barclays Volscore Delta Hedged	BCLY	USD	254,522	(0.50%)	04/20/18	Monthly	—	—	—	0
BofAML VolRyder Index	BOA	USD	514,521	—	04/30/18	Monthly	—	—	—	0
BXIIMPUE Barclays Index	BCLY	USD	312,681	—	06/29/18	Monthly	—	—	807	807
BXIIMPUE Barclays Index(1)	BCLY	USD	997,013	(1.05%)	06/29/18	Monthly	—	—	2,574	2,574
BXIIMPUE Barclays Index	BCLY	USD	664,779	(0.11%)	06/29/18	Monthly	—	—	1,717	1,717
Citi Mergers & Acquisitions US Index(2)	CBK	USD	2,297,987	(1.00%)	09/28/18	Monthly	—	—	10,929	10,929
Credit Suisse Merger Arbitrage Liquid Excess Net(3)	CSFB	USD	2,485,720	(0.30%)	09/28/18	Monthly	—	(60)	(1,668)	(1,608)
DB Bank Custom Volatility Port	DEUT	USD	889,796	—	04/30/18	Monthly	—	—	—	0
DB Bank Custom Volatility Port(4)	DEUT	USD	963,217	(1.00%)	04/30/18	Monthly	—	—	—	0
Goldman Sachs Dynamic Gamma US Index	GSC	USD	20,233	—	10/31/18	Monthly	—	—	28	28
Goldman Sachs Volatility Carry Series 71	GSC	USD	40,079	—	10/31/18	Monthly	—	—	(109)	(109)
Goldman Sachs Volatility Carry Series 71	GSC	USD	81,531	(1.00%)	08/31/18	Monthly	—	—	(221)	(221)
J.P. Morgan U.S. QES Momentum Long Short Index(5)	JPM	USD	1,757,500	(0.25%)	02/28/18	Monthly	—	—	—	0
J.P. Morgan U.S. QES Momentum Long Short Index	JPM	USD	658,829	—	02/28/18	Monthly	—	—	—	0
JPM US Volatility QES Short	JPM	USD	650,420	(1.00%)	02/28/18	Monthly	—	—	—	0
JPM US Volatility QES Short	JPM	USD	259,273	—	02/28/18	Monthly	—	—	—	0
Morgan Stanley Systematic Dispersion Index(6)	MSC	USD	1,399,508	(0.40%)	07/31/18	Monthly	—	—	(7,485)	(7,485)
MSCI AC Asia Pacific Index	BNP	USD	7,545,693	1.00%	06/29/18	Monthly	—	—	—	0
MSCI China Automobiles & Components Index	GSC	HKD	2,710,344	1.00%	12/31/18	Monthly	—	—	1,070	1,070
MSCI China Automobiles & Components Index	GSC	HKD	1,641,989	1.00%	12/31/18	Monthly	—	—	648	648
MSCI China Automobiles & Components Index	GSC	HKD	1,654,647	1.00%	10/31/18	Monthly	455	—	1,106	651
MSCI China Consumer Discretionary Index	BOA	HKD	3,161,031	1.00%	12/31/18	Monthly	—	—	—	0
MSCI China Consumer Discretionary Index	BOA	HKD	1,202,214	1.00%	09/28/18	Monthly	—	—	—	0
MSCI China Health Care Index	BOA	HKD	3,230,911	1.00%	12/31/18	Monthly	—	—	—	0
MSCI China Health Care Index	BOA	HKD	1,938,988	1.00%	12/31/18	Monthly	—	—	—	0
MSCI China Information Technology Index	GSC	HKD	1,910,427	1.00%	12/31/18	Monthly	—	—	—	0

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

MSCI China Information Technology Index	GSC	HKD	1,531,770	1.00%	10/31/18	Monthly	$—	$—	$—	$0
MSCI China Information Technology Index	GSC	HKD	3,151,581	1.00%	11/30/18	Monthly	—	—	—	0
MSCI China Real Estate Index	GSC	HKD	2,050,961	1.00%	12/31/18	Monthly	—	—	(4,624)	(4,624)
MSCI China Real Estate Index	GSC	HKD	3,626,543	1.00%	12/31/18	Monthly	—	—	(8,176)	(8,176)
MSCI China Real Estate Index	GSC	HKD	1,756,340	1.00%	10/31/18	Monthly	—	—	(3,960)	(3,960)
MSCI Daily TR Net Brazil	GSC	USD	139,828	1.00%	06/21/18	Monthly	—	—	(7,092)	(7,092)
MSCI Korea Consumer Discretionary Index	BOA	USD	227,016	1.00%	12/28/18	Monthly	—	—	—	0
MSCI Korea Consumer Discretionary Index	BOA	USD	219,097	1.00%	01/31/19	Monthly	—	—	—	0
MSCI Korea Consumer Discretionary Index	GSC	USD	282,450	1.00%	01/31/19	Monthly	—	—	—	0
MSCI Korea Consumer Staples Index	BOA	USD	216,999	1.00%	12/28/18	Monthly	—	—	—	0
MSCI Korea Information Technology Index	BOA	USD	369,853	1.00%	11/30/18	Monthly	5,973	—	5,974	1
MSCI US Health Care	GSC	USD	11,002,808	1.00%	04/30/18	Monthly	—	—	—	0
MSCI US Health Care	DEUT	USD	867,817	1.00%	06/29/18	Monthly	—	—	—	0
MSCI World Media Industry Group Total Return	GSC	USD	6,325,449	1.00%	06/29/18	Monthly	—	—	(30)	(30)
MSUSMSDS(7)	MSC	USD	1,966,336	(0.70%)	09/28/18	Monthly	84	—	(2,347)	(2,431)
PowerShares DB Agriculture Fund	BOA	USD	4,129,306	(1.00%)	06/29/18	Monthly	—	—	—	0
PowerShares DB Base Metals Fund	BOA	USD	3,417,790	(1.00%)	06/29/18	Monthly	—	—	—	0
PowerShares DB Energy Fund	BOA	USD	2,635,726	(1.00%)	06/29/18	Monthly	—	—	—	0
PowerShares DB Precious Metals Fund	BOA	USD	3,524,695	(1.00%)	06/29/18	Monthly	—	—	—	0
S&P 500 Consumer Discretionary Sector Index	BCLY	USD	962,722	(1.00%)	02/05/18	Monthly	—	—	56,468	56,468
S&P 500 Financial Sector Index	BCLY	USD	2,234,036	(1.00%)	02/05/18	Monthly	—	—	102,939	102,939
S&P 500 Health Care Sector Index	BCLY	USD	1,604,548	(1.00%)	02/05/18	Monthly	—	—	52,613	52,613
S&P 500 Industrials Index	BCLY	USD	2,242,988	1.00%	02/05/18	Monthly	—	—	(54,481)	(54,481)
S&P 500 Information Technology Index	BCLY	USD	2,897,076	(1.00%)	02/05/18	Monthly	—	—	94,039	94,039
S&P 500 Materials Sector Index	BCLY	USD	2,889,392	1.00%	02/05/18	Monthly	—	—	(2,288)	(2,288)
S&P 500 Total Return Utilities	BCLY	USD	954,409	1.00%	02/05/18	Monthly	—	—	5,543	5,543
S&P Energy Index	BOA	USD	6,008,494	1.00%	04/30/18	Monthly	—	—	—	0
S&P Energy Index	CBK	USD	235,119	1.00%	11/30/18	Monthly	—	—	—	0
S&P Energy Index	BOA	USD	168,902	1.00%	06/29/18	Monthly	—	—	—	0
S&P Energy Index	BCLY	USD	1,590,157	1.00%	02/05/18	Monthly	—	—	1,903	1,903
S&P Energy Index	BOA	USD	3,410,667	1.00%	06/29/18	Monthly	—	—	—	0
S&P Energy Index	CBK	USD	82,532	1.00%	08/31/18	Monthly	—	—	—	0
S&P North America Technology Sector Index	BOA	USD	741,453	1.00%	11/30/18	Monthly	—	—	—	0
S&P North America Technology Sector Index	BOA	USD	8,959,588	1.00%	04/30/18	Monthly	—	—	—	0

Total							$6,512	$(60)	$245,877	$239,425

(1)	Barclays Index

Underlying Securities

Common Stocks
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
274	Aetna, Inc.	$51,232	5.14%
99	Almost Family, Inc.	$5,621	0.56%
1,102	AmTrust Financial Services, Inc.	$14,791	1.48%
1,102	Akorn, Inc.	$35,516	3.56%
206	Avista, Corp.	$10,362	1.04%
461	Amplify Snack Brands, Inc.	$5,534	0.56%
796	General Cable Corp.	$23,650	2.37%
288	Bioverativ, Inc.	$29,722	2.98%
298	BroadSoft, Inc.	$16,346	1.64%
154	Buffalo Wild Wings, Inc.	$24,230	2.43%
625	CalAtlantic Group, Inc.	$35,056	3.52%
29	Callidus Software, Inc.	$1,033	0.10%
541	Cavium, Inc.	$48,060	4.82%
1,658	Chicago Bridge & Iron Co. NV	$34,604	3.47%
428	Calgon Carbon Corp.	$9,140	0.92%
250	Rockwell Collins, Inc.	$34,603	3.47%
37	Capella Education Co.	$2,909	0.29%
1,129	Calpine Corp.	$17,031	1.71%
447	Barracuda Networks, Inc.	$12,307	1.23%
47	Deltic Timber Corp.	$4,424	0.44%
355	DST Systems, Inc.	$29,577	2.97%
2,338	Dynegy, Inc.	$29,276	2.94%
102	Entellus Medical, Inc.	$2,450	0.25%
755	Twenty-First Century Fox, Inc.	$27,843	2.79%
5,816	Genworth Financial, Inc.	$17,798	1.79%
1,154	Great Plains Energy, Inc.	$35,900	3.60%
460	Blackhawk Network Holdings, Inc.	$20,899	2.10%
20	IXYS Corp.	$517	0.05%
359	Juno Therapeutics, Inc.	$30,771	3.09%
963	Kindred Healthcare, Inc.	$8,859	0.89%
58	KapStone Paper and Packaging Co.	$2,011	0.20%
385	Snyder’s-Lance, Inc.	$19,226	1.93%
350	Monsanto Co.	$42,655	4.28%
64	MainSource Financial Group, Inc.	$2,516	0.25%
396	NxStage Medical, Inc.	$9,918	0.99%
193	Orbital ATK, Inc.	$25,449	2.55%
456	Pinnacle Entertainment, Inc.	$14,712	1.48%
1,317	Regal Entertainment Group	$30,139	3.02%
949	Ignyta, Inc.	$25,539	2.56%
880	SCANA Corp.	$35,753	3.59%
899	Sucampo Pharmaceuticals, Inc.	$16,132	1.62%
386	Scripps Networks Interactive	$34,004	3.41%
14,159	Straight Path Communications	$8,417	0.84%
79	Time, Inc.	$14,446	1.45%
1,534	Tribune Media Co.	$28,382	2.85%
1,010	Time Warner, Inc.	$42,999	4.31%
235	Validus Holdings Ltd.	$22,454	2.25%
32	Xcerra Corp.	$2,199	0.22%

Total Return Swaps
Short Position Contracts

Description	Notional Amount	Market Value	% of Total Absolute Notional Amount

S&P 500 Total Return Index	(4)	(2)	(0.00)%

(2)	Citi Mergers & Acquisitions US Index

Cash/Cash Equivalents

Description	Market Value	% of Total Absolute Notional Amount
USD	$66,871	2.91%

Common Stocks
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
723	Aetna, Inc.	$60,897	4.92%
1,008	Akorn, Inc.	$42,283	2.59%
1,599	Almost Family, Inc.	$59,518	1.46%
26,384	Amplify Snack Brands, Inc.	$56,990	1.58%
272	Archrock Partners, L.P.	$49,637	1.46%
1,086	Avista Corp.	$54,692	2.38%
958	Barracuda Networks, Inc.	$37,687	1.85%
956	Bioverativ, Inc.	$84,106	3.64%
1,763	Blackhawk Network Holdings, Inc.	$44,121	2.20%
4,340	Broadsoft, Inc.	$65,493	1.95%
757	Buffalo Wild Wings, Inc.	$104,788	2.19%
556	CalAtlantic Group, Inc.	$73,306	2.94%
1,797	Calgon Carbon Corp.	$38,376	1.67%
816	Calpine Corp.	$44,811	2.85%
389	Capella Education Co.	$36,768	1.55%
3,432	Cavium, Inc.	$42,972	2.97%
1,204	Chicago Bridge & Iron Co. N.V.	$67,561	2.02%
448	Delta Timber Corp.	$35,619	1.60%
588	DST Systems, Inc.	$33,551	2.77%
769	Dynegy, Inc.	$68,250	1.87%
2,472	Entellis Medical, Inc.	$45,730	1.37%
1,544	General Cable Corp.	$42,513	1.87%
321	General Communication, Inc. (Class A)	$50,326	1.84%
605	Juno Therapeutics, Inc.	$113,061	3.49%
1,456	Kindred Healthcare, Inc.	$42,972	1.47%
2,539	Mainsource Financial Group, Inc.	$56,990	1.64%
1,428	Nxstage Medical, Inc.	$31,482	1.92%
3,022	Orbital ATK, Inc.	$110,993	3.19%
1,268	Pinnicale Entertainment, Inc.	$63,195	1.97%
1,402	Regal Enteraintment Group	$45,270	2.48%
2,224	Rockwell Collins, Inc.	$46,419	4.56%
3,026	SCANA Corp.	$36,308	2.79%
3,672	Scripps Network Interactive	$33,780	3.66%
1,959	Snyder’s-Lance, Inc.	$35,159	2.75%
2,585	Straight Path Communications	$33,551	2.16%
1,601	Sucampo Pharmaceuticals, Inc.	$64,114	1.53%
764	Time, Inc.	$63,654	1.99%
1,112	Tribune Media Co.	$50,556	2.48%
812	Twenty-First Century Fox, Inc.	$83,647	4.83%
935	WGL Holdings, Inc.	$80,200	2.65%

Total Return Swaps
Short Position Contracts

Description	Notional Amount	Market Value	% of Total Absolute Notional Amount

S&P 500 Total Return Index	(1,120,623)	($666,186)	(28.99)%

(3)	Credit Suisse Merger Arbitrage Liquid Excess Net

Underlying Securities

Common Stocks
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
4,706	Aetna, Inc.	$191,875	7.72%
2,432	Linde AG	$121,281	4.88%
4,280	Monsanto Co.	$113,535	4.57%
4,791	Cavium, Inc.	$91,969	3.70%
12,973	Nets A/S	$77,020	3.10%
5,294	Gemalto NV	$70,768	2.85%
2,113	Euler Hermes Group	$69,421	2.79%
2,002	Buffalo Wild Wings, Inc.	$68,193	2.74%
13,705	Regal Entertainment Group	$67,927	2.73%
6,231	Snyder’s-Lance, Inc.	$67,676	2.72%
12,303	Refresco Group NV	$65,874	2.65%
3,540	Juno Therapeutics, Inc.	$65,854	2.65%
9,623	Great Plains Energy, Inc.	$64,313	2.59%
13,996	Chicago Bridge & Iron Co. NV	$63,806	2.57%
8,213	BUWOG AG	$63,749	2.56%
76,044	Parmalat SpA	$63,490	2.55%
2,830	Bioverativ, Inc.	$63,309	2.55%
3,435	DST Systems, Inc.	$62,096	2.50%
5,161	BroadSoft, Inc.	$61,484	2.47%
6,917	SCANA Corp.	$61,149	2.46%
9,525	Barracuda Networks, Inc.	$56,943	2.29%
17,233	Calpine Corp.	$56,316	2.27%
14,842	Com Hem Holding AB	$55,688	2.24%
7,706	Akorn, Inc.	$53,920	2.17%
77,109	Booker Group PLC	$53,431	2.15%
17,871	AmTrust Financial Services, Inc.	$50,450	2.03%
6,951	Pinnacle Entertainment, Inc.	$49,038	1.97%
13,840	Aecon Group, Inc.	$48,581	1.95%
7,484	General Cable Corp.	$48,233	1.94%
3,725	Almost Family, Inc.	$47,124	1.90%
4,726	Blackhawk Network Holdings, Inc.	$46,456	1.87%
32,628	Pure Industrial Real Estate Trust	$46,354	1.86%
4,186	Avista Corp.	$46,297	1.86%
3,641	Exactech, Inc.	$39,583	1.59%
6,668	Ignyta, Inc.	$38,921	1.57%
8,200	Calgon Carbon Corp.	$37,900	1.52%
17,591	Kindred Healthcare, Inc.	$35,881	1.44%
9,171	Sucampo Pharmaceuticals, Inc.	$35,722	1.44%
4,009	MainSource Financial Group, Inc.	$34,238	1.38%
12,752	Amplify Snack Brands, Inc.	$33,207	1.34%
5,961	NxStage Medical, Inc.	$32,379	1.30%
42,182	Genworth Financial, Inc.	$28,558	1.15%

Common Stocks

Short positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
(2,920)	Penn National Gaming, Inc.	($20,279)	(0.01)%
(5,562)	First Financial BanCorp	(34,397)	(0.01)%
(3,408)	LHC Group, Inc.	(47,527)	(0.02)%
(10,423)	Marvell Technology Group Ltd.	(52,292)	(0.02)%
(34,600)	McDermott International, Inc.	(65,695)	(0.03)%
(3,943)	CVS Health Corp.	(68,608)	(0.03)%
(4,628)	Dominion Energy, Inc.	(75,633)	(0.03)%
(3,745)	Praxair, Inc.	(130,592)	(0.05)%

(4)	DB Bank Custom Volatility Port

Subordinate Indices
Long positions

Shares	Description	Market Value	% of Total Absolute Notional Amount

903	Deutsche Bank USD Rates Long Volatility Index	$118,169	12.27%
2,471	Deutsche Bank DBIQ ImpAct Dollar Rates 3M Index	$307,362	31.91%
801	Deutsche Bank EUR Rates Long Vol. Hedged to USD Index	$109,558	11.37%
3,822	Deutsche Bank DBIQ ImpAct EUR Rates 3M Hedged to USD Index	$428,127	44.45%

(5)	J.P. Morgan U.S. QES Momentum Long Short Index

The J.P. Morgan U.S. QES Momentum Long Short Index Series (Series 2)* references intraday momentum signals to provide synthetic exposure to intraday returns on S&P Emini futures contracts subject to the daily deduction of a fee 0.50% per annum and is subject to a transaction fee that increases the cost of both synthetically entering and synthetically exiting each contract in any position by an amount between 0.25 index points and 0.75 index points. ln connection with implementing an intraday momentum strategy, the lndex references a database of intraday data relating to the Futures Constituent, which is referred to as the “Constructed Database.” As of 1/31/18, the Index did not enter into a position for any underlying securities.

(6) Morgan Stanley Systematic Dispersion Index (Excess Return)

Underlying Securities

Cash/Cash Equivalents

Description	Market Value	% of Total Absolute Notional Amount
USD	($3,686,851)	(263.44)%

Common Stocks
Short positions

Shares	Description	Market Value	% of Total Absolute Notional Amount
(2,079)	Microsoft Corp.	($197,573)	(14.12)%
(103)	Amazon.com, Inc.	(148,930.86)	(10.64)%
(438)	Berkshire Hathaway, Inc.	(93,879.14)	(6.71)%
(808)	JPMorgan Chase & Co.	(93,495.70)	(6.68)%
(2,518)	Bank of America Corp.	(80,563.07)	(5.76)%
(63)	Alphabet, Inc.	(73,352.39)	(5.24)%
(61)	Alphabet, Inc.	(72,678.74)	(5.19)%
(313)	Home Depot, Inc./The	(62,845.00)	(4.49)%
(177)	Boeing Co./The	(62,795.93)	(4.49)%
(929)	Wells Fargo & Co.	(61,089.62)	(4.37)%
(336)	Apple, Inc.	(56,205.29)	(4.02)%
(299)	Facebook, Inc.	(55,918.24)	(4.00)%
(1,318)	Cisco Systems, Inc.	(54,751.46)	(3.91)%
(592)	Exxon Mobil Corp.	(51,702.90)	(3.69)%
(1,038)	Intel Corp.	(49,967.87)	(3.57)%
(444)	AbbVie, Inc.	(49,850.33)	(3.56)%
(382)	Visa, Inc.	(47,491.05)	(3.39)%
(199)	UnitedHealth Group, Inc.	(47,232.81)	(3.37)%
(998)	Comcast Corp.	(42,460.56)	(3.03)%
(735)	Verizon Communications, Inc.	(39,749.44)	(2.84)%
(338)	Walmart, Inc.	(35,993.08)	(2.57)%
(140)	3M Co.	(35,104.45)	(2.51)%
(136)	NVIDIA Corp.	(33,456.42)	(2.39)%
(263)	Chevron Corp.	(32,986.23)	(2.36)%
(609)	Coca-Cola Co./The	(28,976.07)	(2.07)%
(160)	Mastercard, Inc.	(27,101.59)	(1.94)%
(344)	Citigroup, Inc.	(27,008.46)	(1.93)%
(652)	AT&T, Inc.	(24,431.32)	(1.75)%
(651)	Pfizer, Inc.	(24,122.08)	(1.72)%
(313)	DowDuPont, Inc.	(23,677.84)	(1.69)%
(142)	Honeywell International, Inc.	(22,602.46)	(1.62)%
(260)	Medtronic plc	(22,366.78)	(1.60)%
(354)	Abbott Laboratories	(22,004.13)	(1.57)%
(180)	PepsiCo, Inc.	(21,621.50)	(1.54)%
(121)	International Business Machine	(19,797.51)	(1.41)%
(373)	Oracle Corp.	(19,220.54)	(1.37)%
(258)	Altria Group, Inc.	(18,181.14)	(1.30)%
(160)	Walt Disney Co./The	(17,399.68)	(1.24)%

Options

Written option contracts
Calls

Description	Strike Price	Expiration	Number of Contracts	Market Value	% of Total Absolute Notional Amount

S&P 500 Index	2,725	3/16/2018	(7)	($58,888)	(4.21)%
S&P 500 Index	2,650	3/16/2018	(4)	(47,685)	(3.41)%
S&P 500 Index	2,750	3/16/2018	(5)	(36,363)	(2.60)%
S&P 500 Index	2,825	6/15/2018	(4)	(23,954)	(1.71)%
S&P 500 Index	2,625	3/16/2018	(2)	(23,677)	(1.69)%
S&P 500 Index	2,675	6/15/2018	(2)	(23,449)	(1.68)%
S&P 500 Index	2,850	6/15/2018	(4)	(21,158)	(1.51)%
S&P 500 Index	2,750	4/20/2018	(2)	(19,262)	(1.38)%
S&P 500 Index	2,900	6/15/2018	(6)	(18,367)	(1.31)%
S&P 500 Index	2,850	4/20/2018	(5)	(18,313)	(1.31)%
S&P 500 Index	2,780	3/16/2018	(3)	(18,184)	(1.30)%

(7)	Morgan Stanley Dynamic Skew Index

Underlying Securities

Cash/Cash Equivalents

Description	Market Value	% of Total Absolute Notional Amount
USD	$3,429,240	174.40%

Futures
Short position contracts

Description	Number of Contracts	Expiration	Notional Amount	Market Value	% of Total Absolute Notional Amount

S&P 500 E-Mini Future	10	3/16/2018	(522)	($1,473,805)	(74.95)%

Options

Purchased option contracts
Calls

Description	Strike Price	Expiration	Number of Contracts	Market Value	% of Total Absolute Notional Amount

S&P 500 Index	2,825	2/16/2018	8	$21,643	1.10%

Written option contracts
Puts

Description	Strike Price	Expiration	Number of Contracts	Market Value	% of Total Absolute Notional Amount

S&P 500 Index	2,670	2/16/2018	(32)	($10,621)	(0.01)%

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,490,000	AUD	1,165,827	USD	JPM	02/01/18	$34,806	$—
770,000	AUD	594,442	USD	DEUT	02/01/18	26,020	—
470,000	AUD	365,276	USD	DEUT	02/01/18	13,447	—
270,000	AUD	205,849	USD	DEUT	02/01/18	11,715	—
250,000	AUD	196,426	USD	BOA	02/01/18	5,022	—
780,000	AUD	629,377	USD	JPM	02/01/18	—	(857)
420,000	AUD	339,944	USD	ANZ	02/28/18	—	(1,550)
2,200,000	AUD	1,780,282	USD	CBA	02/28/18	—	(7,742)
985,000	BRL	296,664	USD	SCB	02/02/18	12,411	—
1,050,000	BRL	324,274	USD	BOA	02/02/18	5,197	—
650,000	BRL	201,713	USD	BOA	02/02/18	$2,245	—
360,000	BRL	112,062	USD	BOA	02/02/18	899	—
480,000	BRL	151,783	USD	SCB	02/02/18	—	(1,168)
985,000	BRL	311,472	USD	DEUT	02/02/18	—	(2,397)
1,105,000	BRL	349,418	USD	SCB	02/02/18	—	(2,689)
1,580,000	BRL	499,621	USD	DEUT	02/02/18	—	(3,845)
1,585,000	BRL	501,202	USD	SCB	02/02/18	—	(3,858)
2,565,000	BRL	811,093	USD	DEUT	02/02/18	—	(6,243)
3,335,000	BRL	1,056,048	USD	DEUT	02/02/18	—	(9,586)
2,565,000	BRL	809,953	USD	DEUT	03/02/18	—	(7,488)
1,635,000	CAD	1,327,434	USD	BCLY	02/28/18	2,267	—
440,000	CHF	470,251	USD	DEUT	02/28/18	3,478	—
70,000	CHF	74,193	USD	MSC	02/28/18	1,173	—
150,000	CHF	160,996	USD	DEUT	02/28/18	503	—
617,000	CNH	93,819	USD	CBK	03/12/18	3,922	—
1,305,000	EUR	1,620,653	USD	CBK	02/28/18	2,427	—
1,365,000	GBP	1,938,131	USD	GSC	02/28/18	1,957	—
110,900,000	HUF	444,930	USD	SCB	02/28/18	—	(564)
6,520,000	INR	102,226	USD	JPM	02/28/18	—	(102)
199,330,000	INR	3,123,071	USD	SCB	02/28/18	—	(917)
40,670,000	JPY	373,302	USD	DEUT	02/28/18	—	(208)
26,950,000	JPY	248,467	USD	JPM	02/28/18	—	(1,236)
8,400,000	JPY	86,974	USD	JPM	09/22/22	1,450	—
1,929,200,000	KRW	1,812,630	USD	BOA	02/28/18	—	(5,332)
3,400,000	MXN	183,121	USD	JPM	02/28/18	—	(1,276)
7,590,000	MXN	408,510	USD	BCLY	02/28/18	—	(2,568)
2,565,000	NOK	330,710	USD	BCLY	02/28/18	2,298	—
2,950,000	NOK	385,160	USD	DEUT	02/28/18	—	(2,169)
2,225,000	NZD	1,632,905	USD	CBA	02/28/18	6,230	—
2,915,000	PLN	871,437	USD	DEUT	02/28/18	73	—
4,250,000	SEK	537,628	USD	BCLY	02/28/18	2,702	—
3,120,000	SEK	398,107	USD	DEUT	02/28/18	—	(1,442)
3,090,000	SEK	394,736	USD	JPM	02/28/18	—	(1,884)
2,565,000	SGD	1,962,299	USD	HSBC	02/28/18	—	(5,867)
96,930,000	TWD	3,343,855	USD	BCLY	02/27/18	—	(14,533)
339,994	USD	420,000	AUD	ANZ	02/01/18	1,561	—
180,656	USD	230,000	AUD	CBK	02/01/18	—	(4,677)
161,556	USD	210,000	AUD	DEUT	02/01/18	—	(7,661)
214,710	USD	280,000	AUD	DEUT	02/01/18	—	(10,913)
359,548	USD	460,000	AUD	CBA	02/01/18	—	(11,118)
281,231	USD	370,000	AUD	DEUT	02/01/18	—	(16,913)
305,034	USD	400,000	AUD	SSG	02/01/18	—	(17,284)
303,464	USD	400,000	AUD	CIBC	02/01/18	—	(18,854)
415,341	USD	550,000	AUD	DEUT	02/01/18	—	(27,845)
534,085	USD	710,000	AUD	DEUT	02/01/18	—	(38,028)
1,482,489	USD	1,832,000	AUD	CBA	02/28/18	6,447	—
812,223	USD	2,565,000	BRL	DEUT	02/02/18	7,373	—
651,404	USD	2,060,000	BRL	BOA	02/02/18	5,014	—
349,418	USD	1,105,000	BRL	DEUT	02/02/18	2,689	—
311,472	USD	985,000	BRL	SCB	02/02/18	2,397	—
680,812	USD	2,230,000	BRL	DEUT	02/02/18	—	(18,921)
477,374	USD	1,585,000	BRL	SCB	02/02/18	—	(19,970)
1,053,097	USD	3,335,000	BRL	DEUT	03/02/18	9,736	—
1,329,057	USD	1,637,000	CAD	BCLY	02/28/18	—	(2,270)
1,876,022	USD	1,770,000	CHF	MSC	02/28/18	—	(29,663)
92,525	USD	617,000	CNH	CBK	03/12/18	—	(5,216)
171,021	USD	1,026,000	DKK	DEUT	02/28/18	—	(454)
9,609,667	USD	7,738,000	EUR	CBK	02/28/18	—	(14,390)

Hartford Real Total Return Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,553,344	USD	1,094,000	GBP	GSC	02/28/18	$ —	$ (1,568)
1,052,044	USD	262,225,000	HUF	SCB	02/28/18	1,333	—
7,183,896	USD	780,480,000	JPY	SSG	02/28/18	24,012	—
7,144,327	USD	780,482,000	JPY	BCLY	02/28/18	—	(15,576)
86,975	USD	8,400,000	JPY	JPM	09/22/22	—	(1,450)
329,227	USD	350,400,000	KRW	BOA	02/28/18	968	—
1,055,991	USD	19,620,000	MXN	BCLY	02/28/18	6,639	—
892,078	USD	6,919,000	NOK	BCLY	02/28/18	—	(6,198)
1,005,429	USD	1,370,000	NZD	CBA	02/28/18	—	(3,836)
367,707	USD	1,230,000	PLN	DEUT	02/28/18	—	(31)
398,416	USD	3,130,000	SEK	JPM	02/28/18	479	—
1,756,841	USD	13,888,000	SEK	BCLY	02/28/18	—	(8,829)
336,613	USD	440,000	SGD	HSBC	02/28/18	1,006	—
327,728	USD	9,500,000	TWD	BCLY	02/27/18	1,424	—
100,612	USD	2,910,000	TWD	BNP	02/27/18	660	—
342,822	USD	4,115,000	ZAR	JPM	02/28/18	—	(3,081)
379,370	USD	5,260,000	ZAR	GSC	03/20/18	—	(61,390)
9,985,000	ZAR	831,854	USD	JPM	02/28/18	7,475	—
5,260,000	ZAR	422,250	USD	CBK	03/20/18	18,510	—
Total						$237,965	$(431,657)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Hartford Real Total Return Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Index Abbreviations:
BIST	Borsa Istanbul 100 Index
CAC	Cotation Assistee en Continu
CBOE	Chicago Board Options Exchange
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
DAX	Deutscher Aktien Index
KOSPI	Korea Composite Stock Price
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SGX	Singapore Exchange
SPX	Standard and Poor’s 500 Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

Other Abbreviations:
ADR	American Depositary Receipt
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Hartford Real Total Return Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,426,235	$—	$1,426,235	$—
Banks	1,646,408	187,679	1,458,729	—
Capital Goods	2,871,741	201,706	2,670,035	—
Commercial & Professional Services	300,953	—	300,953	—
Consumer Durables & Apparel	882,817	168,311	714,506	—
Consumer Services	360,396	82,725	277,671	—
Diversified Financials	355,390	106,416	248,974	—
Energy	7,085,019	6,802,466	282,553	—
Food & Staples Retailing	411,469	287,797	123,672	—
Food, Beverage & Tobacco	693,665	251,178	442,487	—
Health Care Equipment & Services	5,028,169	4,365,449	662,720	—
Insurance	1,319,613	74,943	1,244,670	—
Materials	1,569,559	165,159	1,404,400	—
Media	5,715,706	4,392,863	1,322,843	—
Pharmaceuticals, Biotechnology & Life Sciences	7,238,471	5,066,296	2,172,175	—
Real Estate	530,458	396,962	133,496	—
Retailing	1,071,607	683,905	387,702	—
Semiconductors & Semiconductor Equipment	5,496,575	3,611,824	1,884,751	—
Software & Services	6,891,963	4,630,033	2,261,930	—
Technology Hardware & Equipment	4,346,811	1,555,270	2,791,541	—
Telecommunication Services	941,627	277,058	664,569	—
Transportation	556,025	341,429	214,596	—
Utilities	61,034	18,877	42,157	—
Foreign Government Obligations	17,669,625	—	17,669,625	—
Exchange-Traded Funds	148,744	—	148,744	—
Preferred Stocks	367,744	235,328	132,416	—
Short-Term Investments	14,597,038	14,597,038	—	—
Purchased Options	915,511	496,101	419,410	—
Foreign Currency Contracts(2)	237,965	—	237,965	—
Futures Contracts(2)	837,724	837,724	—	—
Swaps - Credit Default(2)	326,163	—	326,163	—
Swaps - Total Return(2)	331,930	—	331,930	—

Total	$92,234,155	$49,834,537	$42,399,618	$—

Liabilities
Foreign Currency Contracts(2)	$(431,657)	$—	$(431,657)	$—
Futures Contracts(2)	(2,120,888)	(2,120,888)	—	—
Swaps - Credit Default(2)	(39,020)	—	(39,020)	—
Swaps - Total Return(2)	(92,505)	—	(92,505)	—
Written Options	(1,476,115)	(1,315,716)	(160,399)	—

Total	$(4,160,185)	$(3,436,604)	$(723,581)	$—

(1) For the period ended January 31, 2018, Investment valued at $ 61,771 were transferred from Level 1 to Level 2 valued at $61,771 due to the application of a fair valuation model factor; investments valued at $1,644,811 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of

Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Short Duration Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 18.6%
	Asset Allocation Fund - 0.2%
$ 1,495,000	SoFi Consumer Loan Program LLC 2.60%, 02/25/2027(1)	$1,494,903

	Asset-Backed - Automobile - 0.5%
920,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	917,569
1,055,000	GM Financial Automobile Leasing Trust 1.97%, 05/20/2020	1,045,844
3,000,000	Santander Drive Auto Receivables Trust 2.46%, 03/15/2022	2,998,968

		4,962,381

	Asset-Backed - Credit Card - 0.3%
2,480,000	Golden Credit Card Trust 1.60%, 09/15/2021(1)	2,448,655

	Asset-Backed - Finance & Insurance - 9.5%
3,157,532	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	3,124,801
	Apidos CLO
1,197,298	3 mo. USD LIBOR + 1.100%, 2.82%, 04/15/2025(1)(3)	1,197,966
3,110,000	3 mo. USD LIBOR + 1.310%, 3.04%, 04/17/2026(1)(3)	3,124,244
2,250,000	Apidos CLO XII 2.57%, 04/15/2031(1)(2)(4)	2,250,000
	Bayview Opportunity Master Fund Trust
417,892	3.11%, 09/28/2032(1)	415,960
4,298,185	3.35%, 11/28/2032(1)	4,276,642
653,751	3.50%, 01/28/2055(1)(2)	657,224
1,145,018	3.50%, 06/28/2057(1)(2)	1,152,483
1,439,048	3.50%, 01/28/2058(1)(2)	1,462,946
440,273	4.00%, 11/28/2053(1)(2)	448,756
1,364,443	4.00%, 10/28/2064(1)(2)	1,391,591
	Carlyle Global Market Strategies Ltd.
250,000	2.62%, 01/18/2029(1)(2)	250,089
2,500,000	3 mo. USD LIBOR + 1.800%, 3.53%, 04/17/2025(1)(3)	2,499,922
2,640,000	Cent CLO Ltd. 3 mo. USD LIBOR + 1.100%, 2.85%, 01/25/2026(1)(3)	2,641,262
2,125,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.250%, 2.97%, 07/16/2030(1)(3)	2,143,651
	Dryden Senior Loan Fund
1,990,000	3 mo. USD LIBOR + 1.080%, 2.81%, 04/18/2026(1)(3)	1,991,092
1,100,000	3 mo. USD LIBOR + 1.800%, 3.52%, 07/15/2027(1)(3)	1,107,544
61,829	Hasco NIM Cayman Co. 6.25%, 12/26/2035*(1)	—
2,000,000	Lendmark Funding Trust 2.83%, 12/22/2025(1)	1,996,319
3,245,389	Limerock CLO Ltd. 3 mo. USD LIBOR + 1.300%, 3.03%, 04/18/2026(1)(3)	3,247,943
180,481	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046*(1)	—
4,610,000	Magnetite Ltd. 3 mo. USD LIBOR + 1.500%, 3.25%, 07/25/2026(1)(3)	4,633,165
	Nationstar HECM Loan Trust
877,502	1.97%, 05/25/2027(1)	875,844
1,366,675	2.04%, 09/25/2027(1)(2)	1,363,407
	NRZ Advance Receivables Trust
4,205,000	3.11%, 12/15/2050(1)	4,186,275
2,185,000	3.21%, 02/15/2051(1)	2,171,677
2,255,000	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	2,254,971
1,698,600	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.120%, 2.85%, 07/17/2025(1)(3)	1,699,639
764,048	Pretium Mortgage Credit Partners LLC 3.33%, 12/30/2032(1)(2)	759,749

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,060,103	SBA Tower Trust 2.90%, 10/15/2044(1)	$2,065,311
695,713	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	699,744
3,840,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	3,832,631
4,035,000	Symphony CLO L.P. 1 mo. USD LIBOR + 1.750%, 3.30%, 01/09/2023(1)(3)	4,035,129
	Towd Point Mortgage Trust
3,640,653	2.75%, 10/25/2056(1)(2)	3,616,799
950,308	2.75%, 04/25/2057(1)(2)	944,120
1,448,274	2.75%, 07/25/2057(1)(2)	1,435,923
1,913,059	2.75%, 10/25/2057(1)(2)	1,895,106
2,070,570	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)	2,059,194
1,485,000	Verizon Owner Trust 2.22%, 12/20/2021(1)	1,467,222
1,910,000	Vibrant CLO Ltd. 3 mo. USD LIBOR + 1.480%, 3.23%, 04/20/2026(1)(3)	1,910,711
2,583,447	VOLT LLC 3.38%, 10/25/2047(1)	2,579,550
916,274	VOLT LX LLC 3.25%, 06/25/2047(1)	915,477
1,745,000	VOLT LXIII LLC 3.00%, 10/25/2047(1)	1,746,136
1,160,000	Voya CLO Ltd. 3 mo. USD LIBOR + 0.950%, 2.67%, 10/14/2026(1)(3)	1,160,761
2,755,000	Z Capital Credit Partners CLO Ltd. 3.17%, 07/16/2027(1)(2)	2,755,036

		86,444,012

	Asset-Backed - Home Equity - 1.0%
571,853	Accredited Mortgage Loan Trust 1 mo. USD LIBOR + 0.680%, 2.24%, 01/25/2035(3)	573,954
3,924	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates 1 mo. USD LIBOR + 1.100%, 2.66%, 09/25/2034(3)	3,926
1,357,833	Morgan Stanley Capital I Trust 1 mo. USD LIBOR + 0.760%, 2.32%, 01/25/2035(3)	1,367,761
	New Residential Mortgage Loan Trust
1,787,277	4.00%, 02/25/2057(1)(2)	1,825,391
1,273,000	4.00%, 12/25/2057(1)(2)	1,300,541
4,000,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,948,990
107,852	Renaissance Home Equity Loan Trust 9.79%, 04/25/2037*(1)(2)	1
317,370	Residential Asset Securities Corp. 5.23%, 07/25/2034(2)	326,025

		9,346,589

	Collateralized - Mortgage Obligations - 0.1%
926,914	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(2)	916,977

	Commercial Mortgage - Backed Securities - 2.3%
293,353	COMM Mortgage Trust 1.28%, 08/10/2046	292,836
877,319	DBUBS Mortgage Trust 0.72%, 11/10/2046(1)(2)(5)	13,598
	FREMF Mortgage Trust
5,065,400	3.00%, 10/25/2047(1)(2)	5,028,517
635,000	3.16%, 04/25/2046(1)(2)	634,731
885,000	3.81%, 06/25/2047(1)(2)	895,787
3,028,530	4.13%, 02/25/2046(1)(2)	3,049,472
2,370,000	4.16%, 09/25/2044(1)(2)	2,381,738
	JP Morgan Chase Commercial Mortgage Securities Trust
1,657,067	3.91%, 05/05/2030(1)	1,692,563

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 3,125,000	4.39%, 07/15/2046(1)	$3,250,424
316,050	Morgan Stanley Re-Remic Trust 1.00%, 03/27/2051(1)	312,890
3,190,000	Series RRX Trust 0.00%, 08/26/2044(1)(6)(7)	3,146,989

		20,699,545

	Whole Loan Collateral CMO - 4.7%
	Angel Oak Mortgage Trust LLC
1,244,124	2.48%, 07/25/2047(1)(2)	1,227,412
1,475,396	2.71%, 11/25/2047(1)(2)	1,475,285
441,505	2.81%, 01/25/2047(1)(2)	436,131
4,126,540	CIM Trust 3.00%, 04/25/2057(1)(2)	4,112,118
	COLT Mortgage Loan Trust
604,667	2.80%, 12/26/2046(1)(2)	600,851
1,915,000	2.93%, 02/25/2048(1)(2)	1,914,813
860,264	3.75%, 12/26/2046(1)(2)	864,565
	Deephaven Residential Mortgage Trust
1,263,255	2.45%, 06/25/2047(1)(2)	1,240,285
805,258	2.73%, 12/26/2046(1)(2)	795,573
897,080	2.81%, 10/25/2047(1)(2)	889,253
1,101,948	Fannie Mae Connecticut Avenue Securities 1 mo. USD LIBOR + 1.150%, 2.71%, 09/25/2029(3)	1,111,115
2,047,901	Finance of America Structured Securities Trust 2.32%, 11/25/2027(1)(2)	2,047,938
	LSTAR Securities Investment Ltd.
1,822,070	1 mo. USD LIBOR + 1.650%, 0.03%, 11/01/2022(1)(3)	1,812,386
886,046	1 mo. USD LIBOR + 1.750%, 0.03%, 10/01/2022(1)(3)	881,994
1,045,056	1 mo. USD LIBOR + 2.000%, 3.57%, 04/01/2022(1)(3)	1,046,267
1,337,308	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	1,350,473
1,040,591	MFA Trust 2.59%, 02/25/2057(1)(2)	1,021,256
	Mill City Mortgage Loan Trust
1,186,002	2.50%, 04/25/2057(1)(2)	1,172,027
3,108,023	2.75%, 01/25/2061(1)(2)	3,083,439
	New Residential Mortgage Loan Trust
872,342	3.25%, 09/25/2056(1)(2)	871,998
847,848	3.75%, 11/26/2035(1)(2)	859,261
629,427	3.75%, 03/25/2056(1)(2)	636,791
917,178	3.75%, 11/25/2056(1)(2)	929,237
1,723,007	4.00%, 03/25/2057(1)(2)	1,760,499
1,198,982	4.00%, 04/25/2057(1)(2)	1,222,641
1,846,386	4.00%, 05/25/2057(1)(2)	1,885,883
	Towd Point Mortgage Trust
1,563,095	2.25%, 04/25/2056(1)(2)	1,543,266
2,608,611	2.25%, 07/25/2056(1)(2)	2,567,182
576,971	2.75%, 02/25/2055(1)(2)	574,344
1,466,573	2.75%, 04/25/2055(1)(2)	1,458,491
621,998	2.75%, 05/25/2055(1)(2)	619,162
1,400,000	Verus Securitization Trust 2.93%, 02/25/2048(1)(2)(8)(9)(10)	1,399,998

		43,411,934

	Total Asset & Commercial Mortgage Backed Securities (cost $171,099,785)	$169,724,996

Corporate Bonds - 53.4%
	Aerospace/Defense - 0.0%
365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	364,307

	Agriculture - 0.1%
644,000	Reynolds American, Inc. 3.25%, 06/12/2020	651,308

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Auto Manufacturers - 3.1%
$ 2,500,000	American Honda Finance Corp. 1.70%, 09/09/2021	$2,410,904
	Daimler Finance NA LLC
2,000,000	2.00%, 07/06/2021(1)	1,942,310
2,500,000	2.25%, 09/03/2019(1)	2,488,890
	Ford Motor Credit Co. LLC
3,500,000	2.02%, 05/03/2019	3,474,355
2,000,000	2.46%, 03/27/2020	1,983,746
	General Motors Financial Co., Inc.
2,500,000	3.15%, 06/30/2022	2,468,416
2,500,000	3.20%, 07/06/2021	2,501,350
	Harley-Davidson Financial Services, Inc.
840,000	2.40%, 09/15/2019(1)	837,052
2,500,000	2.85%, 01/15/2021(1)	2,493,653
	Hyundai Capital America
2,000,000	2.00%, 07/01/2019(1)	1,975,577
2,490,000	2.60%, 03/19/2020(1)	2,463,230
	Nissan Motor Acceptance Corp.
1,000,000	2.15%, 09/28/2020(1)	986,201
1,250,000	2.55%, 03/08/2021(1)	1,240,159
750,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	747,300

		28,013,143

	Auto Parts & Equipment - 0.6%
500,000	Aptiv plc 3.15%, 11/19/2020	504,622
4,237,000	Goodyear Tire & Rubber Co. 8.75%, 08/15/2020	4,801,792

		5,306,414

	Beverages - 0.8%
4,000,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	3,987,193
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,371,960
340,000	2.70%, 05/09/2022	334,022
625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	606,749

		7,299,924

	Biotechnology - 0.2%
2,000,000	Celgene Corp. 2.88%, 08/15/2020	2,008,301

	Chemicals - 0.5%
4,500,000	Air Liquide Finance S.A. 1.75%, 09/27/2021(1)	4,337,757

	Commercial Banks - 20.9%
	ABN Amro Bank N.V.
1,500,000	1.80%, 09/20/2019(1)	1,482,058
1,000,000	2.45%, 06/04/2020(1)	994,908
	Banco Santander S.A.
1,600,000	3.13%, 02/23/2023	1,574,182
1,200,000	3.50%, 04/11/2022	1,211,095
	Bank of America Corp.
3,020,000	2.15%, 11/09/2020	2,978,445
3,500,000	2.50%, 10/21/2022	3,421,530
2,000,000	2.63%, 04/19/2021	1,989,274
1,500,000	2.74%, 01/23/2022(2)	1,486,145
1,395,000	Bank of New York Mellon Corp. 3 mo. USD LIBOR + 1.050%, 2.82%, 10/30/2023(3)	1,433,073
1,000,000	Bank of Nova Scotia 2.70%, 03/07/2022	987,811
3,250,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 2.35%, 09/08/2019(1)	3,238,289

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,500,000	Banque Federative du Credit Mutuel S.A. 2.70%, 07/20/2022(1)	$1,474,806
	Barclays plc
2,500,000	2.75%, 11/08/2019	2,499,537
1,850,000	2.88%, 06/08/2020	1,848,309
2,625,000	3.25%, 01/12/2021	2,633,515
	BB&T Corp.
1,750,000	2.05%, 05/10/2021	1,709,016
1,750,000	2.75%, 04/01/2022	1,739,778
	BNP Paribas S.A.
1,500,000	2.38%, 05/21/2020	1,492,117
580,000	2.95%, 05/23/2022(1)	576,713
	BPCE S.A.
1,650,000	2.50%, 07/15/2019	1,650,191
1,750,000	2.75%, 01/11/2023(1)	1,719,765
300,000	3.00%, 05/22/2022(1)	296,932
1,250,000	Capital One Financial Corp. 3.05%, 03/09/2022	1,243,182
	Citigroup, Inc.
2,000,000	2.40%, 02/18/2020	1,990,545
4,500,000	2.90%, 12/08/2021	4,484,455
	Citizens Bank NA
770,000	2.55%, 05/13/2021	762,103
4,500,000	2.65%, 05/26/2022	4,414,703
665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	651,700
1,555,000	Compass Bank 2.75%, 09/29/2019	1,555,242
	Cooperatieve Rabobank UA
1,650,000	2.50%, 01/19/2021	1,641,222
1,500,000	2.75%, 01/10/2022	1,493,798
1,800,000	Credit Agricole S.A. 2.75%, 06/10/2020(1)	1,803,580
2,001,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	2,014,041
2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021	2,024,413
	Danske Bank A/S
1,120,000	2.00%, 09/08/2021(1)	1,085,016
1,250,000	2.70%, 03/02/2022(1)	1,236,354
1,250,000	2.80%, 03/10/2021(1)	1,249,797
	Deutsche Bank AG
2,290,000	2.70%, 07/13/2020	2,270,309
1,540,000	3.15%, 01/22/2021	1,537,525
1,250,000	3.30%, 11/16/2022	1,234,976
2,600,000	Discover Bank 3.10%, 06/04/2020	2,614,804
2,150,000	DNB Bank ASA 2.38%, 06/02/2021(1)	2,115,363
	Fifth Third Bancorp
1,100,000	2.25%, 06/14/2021	1,081,412
1,750,000	2.60%, 06/15/2022	1,716,465
1,500,000	Fifth Third Bank 2.20%, 10/30/2020	1,481,116
	Goldman Sachs Group, Inc.
1,225,000	2.35%, 11/15/2021	1,195,098
2,000,000	2.60%, 12/27/2020	1,989,897
660,000	2.63%, 04/25/2021	653,979
545,000	2.75%, 09/15/2020	544,513
1,005,000	2.88%, 02/25/2021	1,004,135
4,000,000	3.00%, 04/26/2022	3,972,388
1,500,000	3.20%, 02/23/2023	1,494,006
	HSBC Holdings plc
1,800,000	2.95%, 05/25/2021	1,801,450
2,135,000	3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(3)	2,140,254
1,150,000	3.40%, 03/08/2021	1,166,160

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,550,000	HSBC USA, Inc. 2.35%, 03/05/2020	$1,543,389
	Huntington Bancshares, Inc.
2,000,000	2.30%, 01/14/2022	1,944,787
1,700,000	3.15%, 03/14/2021	1,713,268
	Huntington National Bank
1,785,000	2.20%, 04/01/2019	1,778,851
1,250,000	2.38%, 03/10/2020	1,243,078
2,395,000	ING Bank N.V. 2.50%, 10/01/2019(1)	2,390,323
705,000	ING Groep N.V. 3.15%, 03/29/2022	704,055
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	1,927,032
1,675,000	3.38%, 01/12/2023(1)	1,659,797
	JP Morgan Chase & Co.
4,000,000	2.30%, 08/15/2021	3,929,154
3,000,000	2.40%, 06/07/2021	2,963,343
3,000,000	2.55%, 03/01/2021	2,983,247
1,500,000	2.75%, 06/23/2020	1,505,310
1,800,000	3 mo. USD LIBOR + 1.230%, 2.97%, 10/24/2023(3)	1,856,638
	KeyBank NA
1,500,000	2.40%, 06/09/2022	1,463,851
2,000,000	2.50%, 12/15/2019	1,994,938
905,000	2.50%, 11/22/2021	891,215
3,000,000	Macquarie Group Ltd. 3.19%, 11/28/2023(1)(2)	2,942,220
1,045,000	Manufacturers & Traders Trust Co. 1 mo. USD LIBOR + 1.215%, 2.78%, 12/28/2020(3)	1,045,360
1,500,000	Mizuho Financial Group, Inc. 2.63%, 04/12/2021(1)	1,481,632
	Morgan Stanley
920,000	2.50%, 04/21/2021	908,463
1,500,000	2.65%, 01/27/2020	1,499,714
1,000,000	3 mo. USD LIBOR + 0.930%, 2.68%, 07/22/2022(3)	1,012,830
2,000,000	2.75%, 05/19/2022	1,969,977
2,000,000	3 mo. USD LIBOR + 1.400%, 3.14%, 10/24/2023(3)	2,070,000
1,750,000	5.63%, 09/23/2019	1,833,657
1,000,000	National Australia Bank Ltd. 1.88%, 07/12/2021	967,917
2,000,000	Nordea Bank AB 1.63%, 09/30/2019(1)	1,968,169
1,500,000	PNC Bank NA 2.45%, 11/05/2020	1,491,655
	Regions Financial Corp.
2,500,000	2.75%, 08/14/2022	2,469,391
2,250,000	3.20%, 02/08/2021	2,268,239
1,500,000	Royal Bank of Canada 2.50%, 01/19/2021	1,491,855
	Santander Holdings USA, Inc.
1,115,000	2.65%, 04/17/2020	1,111,438
3,530,000	3.70%, 03/28/2022(1)	3,565,505
2,250,000	Santander UK plc 2.38%, 03/16/2020	2,238,519
	Skandinaviska Enskilda Banken AB
1,400,000	2.63%, 11/17/2020(1)	1,395,972
1,500,000	2.80%, 03/11/2022	1,494,038
1,800,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	1,797,874
3,000,000	Standard Chartered plc 2.40%, 09/08/2019(1)	2,985,396
2,200,000	Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020	2,197,890
895,000	SunTrust Banks, Inc. 2.90%, 03/03/2021	896,305

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Svenska Handelsbanken AB
$ 1,010,000	1.88%, 09/07/2021	$976,927
1,500,000	2.45%, 03/30/2021	1,487,739
	Toronto-Dominion Bank
1,500,000	2.13%, 04/07/2021	1,471,881
2,000,000	2.50%, 12/14/2020	1,993,510
2,750,000	UBS Group Funding Switzerland AG 3.00%, 04/15/2021(1)	2,745,743
3,250,000	UniCredit S.p.A. 3.75%, 04/12/2022(1)	3,279,432
	Wells Fargo & Co.
2,000,000	2.10%, 07/26/2021	1,952,159
2,500,000	2.50%, 03/04/2021	2,477,912
3,000,000	3 mo. USD LIBOR + 1.230%, 3.00%, 10/31/2023(3)	3,092,614

		191,175,699

	Commercial Services - 0.5%
1,035,000	Equifax, Inc. 3.30%, 12/15/2022	1,030,178
1,870,000	ERAC USA Finance LLC 2.35%, 10/15/2019(1)	1,859,835
1,500,000	Total System Services, Inc. 3.80%, 04/01/2021	1,528,382

		4,418,395

	Construction Materials - 0.2%
2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	2,015,280

	Diversified Financial Services - 3.2%
910,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	900,809
	Air Lease Corp.
2,500,000	2.13%, 01/15/2020	2,475,689
2,700,000	2.63%, 07/01/2022	2,635,468
	Ally Financial, Inc.
3,000,000	3.25%, 11/05/2018	3,007,500
1,500,000	4.75%, 09/10/2018	1,511,250
2,500,000	Capital One Bank USA NA 2.30%, 06/05/2019	2,491,090
1,150,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	1,130,575
2,025,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	2,028,353
	Nationstar Mortgage LLC / Nationstar Capital Corp.
2,000,000	6.50%, 08/01/2018	2,002,500
1,250,000	6.50%, 07/01/2021	1,264,569
	Navient Corp.
2,000,000	6.50%, 06/15/2022	2,112,500
1,250,000	8.00%, 03/25/2020	1,351,187
2,525,000	Protective Life Global Funding 2.62%, 08/22/2022(1)	2,461,976
1,350,000	Societe Generale S.A. 2.50%, 04/08/2021(1)	1,331,872
	Synchrony Financial
610,000	2.70%, 02/03/2020	608,958
2,255,000	3.00%, 08/15/2019	2,263,802

		29,578,098

	Electric - 2.7%
2,500,000	AEP Texas, Inc. 2.40%, 10/01/2022	2,428,213
1,000,000	Ameren Illinois Co. 9.75%, 11/15/2018	1,057,893
	Dominion Energy, Inc.
2,500,000	2.50%, 12/01/2019	2,491,142
490,000	2.96%, 07/01/2019(11)	492,366

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	$390,774
3,150,000	Enel Finance International N.V. 2.88%, 05/25/2022(1)	3,106,866
1,055,000	Eversource Energy 2.50%, 03/15/2021	1,048,116
805,000	Exelon Corp. 2.85%, 06/15/2020	806,614
970,000	FirstEnergy Corp. 2.85%, 07/15/2022	952,731
2,285,000	Fortis, Inc. 2.10%, 10/04/2021	2,212,480
1,850,000	ITC Holdings Corp. 2.70%, 11/15/2022(1)	1,825,473
1,520,000	NextEra Energy Capital Holdings, Inc. 2.30%, 04/01/2019	1,516,729
3,050,000	SCANA Corp. 4.75%, 05/15/2021	3,180,514
3,000,000	Southern Co. 2.35%, 07/01/2021	2,941,209

		24,451,120

	Electronics - 0.1%
850,000	Fortive Corp. 2.35%, 06/15/2021	837,393

	Engineering & Construction - 0.3%
	SBA Tower Trust
1,300,000	2.24%, 04/09/2043(1)	1,299,926
1,760,000	3.17%, 04/09/2047(1)	1,742,309

		3,042,235

	Entertainment - 0.6%
2,835,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023	3,022,819
2,340,000	GLP Capital L.P. / GLP Financing II, Inc. 4.38%, 11/01/2018	2,345,850

		5,368,669

	Food - 1.0%
4,000,000	Danone S.A. 2.08%, 11/02/2021(1)	3,877,189
330,000	JM Smucker Co. 2.50%, 03/15/2020	329,481
1,425,000	Kraft Heinz Foods Co. 2.80%, 07/02/2020	1,425,645
1,415,000	Kroger Co. 1.50%, 09/30/2019	1,391,234
2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	2,414,724

		9,438,273

	Forest Products & Paper - 0.3%
2,650,000	Georgia-Pacific LLC 2.54%, 11/15/2019(1)	2,646,747

	Gas - 0.2%
1,605,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	1,670,906

	Healthcare-Services - 0.8%
	Anthem, Inc.
4,000,000	2.25%, 08/15/2019	3,985,758
1,500,000	2.95%, 12/01/2022	1,483,658
1,810,000	Dignity Health 2.64%, 11/01/2019	1,808,980

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 590,000	Laboratory Corp. of America Holdings 2.63%, 02/01/2020	$589,153

		7,867,549

	Insurance - 1.7%
4,000,000	American International Group, Inc. 2.30%, 07/16/2019	3,986,666
3,000,000	Jackson National Life Global Funding 2.50%, 06/27/2022(1)	2,919,756
2,300,000	MassMutual Global Funding 2.00%, 04/15/2021(1)	2,240,886
1,500,000	Metropolitan Life Global Funding 1.95%, 09/15/2021(1)	1,456,885
1,255,000	Principal Life Global Funding 2.20%, 04/08/2020(1)	1,244,160
1,500,000	Prudential Financial, Inc. 2.35%, 08/15/2019	1,498,436
705,000	Trinity Acquisition plc 3.50%, 09/15/2021	711,070
1,445,000	Unum Group 3.00%, 05/15/2021	1,443,162

		15,501,021

	Internet - 0.6%
1,130,000	Alibaba Group Holding Ltd. 2.80%, 06/06/2023	1,108,169
2,000,000	Netflix, Inc. 5.50%, 02/15/2022	2,115,000
2,130,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	2,109,609

		5,332,778

	Iron/Steel - 0.2%
1,500,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	1,537,500

	IT Services - 1.2%
4,000,000	Dell International LLC / EMC Corp. 3.48%, 06/01/2019(1)	4,035,360
2,390,000	DXC Technology Co. 2.88%, 03/27/2020	2,390,760
1,250,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	1,270,596
	NCR Corp.
1,250,000	4.63%, 02/15/2021	1,258,625
2,200,000	5.00%, 07/15/2022	2,244,660

		11,200,001

	Lodging - 0.8%
3,320,000	Choice Hotels International, Inc. 5.70%, 08/28/2020	3,510,900
1,500,000	Marriott International, Inc. 2.30%, 01/15/2022	1,457,642
2,000,000	MGM Resorts International 5.25%, 03/31/2020	2,070,000

		7,038,542

	Machinery-Diversified - 0.6%
	CNH Industrial Capital LLC
2,000,000	4.38%, 11/06/2020	2,062,400
995,000	4.38%, 04/05/2022	1,024,959
2,300,000	John Deere Capital Corp. 2.15%, 09/08/2022	2,226,198

		5,313,557

	Media - 1.6%
815,000	CBS Corp. 2.90%, 06/01/2023(1)	797,316

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,685,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	$1,706,471
1,075,000	Discovery Communications LLC 2.20%, 09/20/2019	1,065,627
2,195,000	Scripps Networks Interactive, Inc. 2.80%, 06/15/2020	2,186,741
1,770,000	Sky plc 2.63%, 09/16/2019(1)	1,774,496
2,500,000	Time Warner Cable LLC 8.25%, 04/01/2019	2,660,223
2,800,000	Time Warner, Inc. 4.88%, 03/15/2020	2,926,715
1,500,000	Viacom, Inc. 2.75%, 12/15/2019	1,495,200

		14,612,789

	Mining - 0.6%
	Anglo American Capital plc
2,250,000	3.75%, 04/10/2022(1)	2,274,840
1,500,000	4.13%, 04/15/2021(1)	1,536,375
1,015,000	Freeport-McMoRan, Inc. 2.38%, 03/15/2018	1,014,695
320,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	314,545

		5,140,455

	Miscellaneous Manufacturing - 0.1%
736,000	Pentair Finance S.a.r.l. 2.90%, 09/15/2018	738,651

	Oil & Gas - 1.2%
2,500,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	2,625,274
875,000	Canadian Natural Resources Ltd. 2.95%, 01/15/2023	863,571
3,000,000	EQT Corp. 2.50%, 10/01/2020	2,970,219
1,726,000	Marathon Oil Corp. 2.70%, 06/01/2020	1,717,520
1,015,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,052,408
455,000	Petroleos Mexicanos 5.50%, 02/04/2019	467,513
1,565,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	1,592,309

		11,288,814

	Oil & Gas Services - 0.3%
2,500,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	2,516,157

	Pharmaceuticals - 1.8%
	AbbVie, Inc.
1,250,000	2.30%, 05/14/2021	1,228,445
1,330,000	2.50%, 05/14/2020	1,326,046
	Allergan Funding SCS
490,000	2.45%, 06/15/2019	488,938
3,855,000	3.00%, 03/12/2020	3,870,154
1,300,000	Bayer U.S. Finance LLC 2.38%, 10/08/2019(1)	1,291,711
1,435,000	Cardinal Health, Inc. 2.40%, 11/15/2019	1,430,923
945,000	Mylan N.V. 3.75%, 12/15/2020	964,419
3,000,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	2,961,076
	Teva Pharmaceutical Finance Netherlands B.V.

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,125,000	1.70%, 07/19/2019	$1,098,977
1,800,000	2.20%, 07/21/2021	1,677,365

		16,338,054

	Pipelines - 0.7%
240,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	239,913
1,195,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	1,196,213
	Enterprise Products Operating LLC
1,195,000	2.55%, 10/15/2019	1,195,721
1,700,000	2.85%, 04/15/2021	1,701,290
	Kinder Morgan Energy Partners L.P.
1,175,000	5.30%, 09/15/2020	1,244,391
865,000	6.85%, 02/15/2020	932,489

		6,510,017

	Real Estate - 0.3%
2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	1,994,911
1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	1,113,690

		3,108,601

	Real Estate Investment Trusts - 1.1%
	American Tower Corp.
1,750,000	3.00%, 06/15/2023	1,717,998
1,755,000	3.30%, 02/15/2021	1,774,960
	Crown Castle International Corp.
1,500,000	3.15%, 07/15/2023	1,480,065
240,000	3.40%, 02/15/2021	243,225
2,000,000	Realty Income Corp. 3.25%, 10/15/2022	2,007,230
1,870,000	Scentre Group Trust 2.38%, 11/05/2019(1)	1,857,776
860,000	Simon Property Group L.P. 2.50%, 07/15/2021	853,341

		9,934,595

	Retail - 0.6%
2,250,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	2,238,249
320,000	AutoZone, Inc. 1.63%, 04/21/2019	316,725
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,281,305
715,000	2.80%, 07/20/2020	713,981

		5,550,260

	Savings & Loans - 0.1%
885,000	Nationwide Building Society 2.35%, 01/21/2020(1)	878,654

	Semiconductors - 0.8%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
2,700,000	2.38%, 01/15/2020(1)	2,672,019
2,700,000	3.00%, 01/15/2022(1)	2,651,401
2,000,000	NXP B.V. / NXP Funding LLC 4.13%, 06/01/2021(1)	2,045,000

		7,368,420

	Software - 0.1%
541,000	Fidelity National Information Services, Inc. 2.25%, 08/15/2021	527,897

	Telecommunications - 1.4%
	AT&T, Inc.
2,000,000	2.80%, 02/17/2021	1,993,292
1,250,000	2.85%, 02/14/2023	1,243,804

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 5,500,000	Nokia Oyj 3.38%, 06/12/2022	$5,378,450
4,214,063	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	4,229,865

		12,845,411

	Toys/Games/Hobbies - 0.2%
2,000,000	Mattel, Inc. 2.35%, 05/06/2019	1,970,000

	Transportation - 1.1%
3,450,000	AP Moller - Maersk A/S 2.55%, 09/22/2019(1)	3,442,572
1,500,000	Penske Truck Leasing Co. L.P. 2.70%, 03/14/2023(1)	1,459,411
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,050,000	2.50%, 06/15/2019(1)	2,048,947
45,000	2.88%, 07/17/2018(1)	45,140
1,000,000	3.20%, 07/15/2020(1)	1,010,945
	Ryder System, Inc.
1,270,000	2.25%, 09/01/2021	1,241,050
1,075,000	2.45%, 09/03/2019	1,073,666

		10,321,731

	Trucking & Leasing - 0.2%
2,125,000	TTX Co. 2.25%, 02/01/2019(1)	2,122,332

	Total Corporate Bonds (cost $490,606,692)	$488,187,755

Foreign Government Obligations - 0.3%
	Saudi Arabia - 0.3%
2,810,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	2,725,475

	Total Foreign Government Obligations (cost $2,782,097)	$2,725,475

Municipal Bonds - 1.3%
	General - 0.2%
2,160,000	State Board of Administration Finance Corp, FL 2.64%, 07/01/2021	2,152,138

	General Obligation - 0.6%
2,805,000	Country of Cook, IL 4.74%, 11/15/2022	2,946,849
	Illinois State, GO
1,530,000	5.67%, 03/01/2018	1,534,070
1,175,000	5.88%, 03/01/2019	1,207,265

		5,688,184

	Higher Education - 0.3%
2,630,000	Chicago Board of Education 5.28%, 12/01/2022	2,600,097

	Transportation - 0.2%
1,750,000	Alameda Corridor Transportation Auth. 0.00%, 10/01/2022(7)	1,483,492

	Total Municipal Bonds (cost $12,034,675)	$11,923,911

Senior Floating Rate Interests - 21.6%(12)
	Advertising - 0.2%
1,659,498	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 09/26/2021	1,440,080

	Aerospace/Defense - 0.5%
560,235	Fly Funding II S.a.r.l. 3 mo. USD LIBOR + 2.250%, 3.40%, 02/09/2023	561,636

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 3,847,571	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.37%, 06/09/2023	$3,880,352

		4,441,988

	Airlines - 0.6%
	American Airlines, Inc.
970,000	1 mo. USD LIBOR + 2.000%, 3.56%, 10/12/2021	973,434
1,557,559	1 mo. USD LIBOR + 2.000%, 3.57%, 06/26/2020	1,563,151
990,000	1 mo. USD LIBOR + 2.500%, 3.57%, 04/28/2023	993,217
1,955,000	Delta Air Lines, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 08/24/2022	1,970,366

		5,500,168

	Auto Manufacturers - 0.1%
359,777	FCA U.S. LLC 1 mo. USD LIBOR + 2.000%, 3.57%, 12/31/2018	360,453
578,018	Jaguar Holding Co. 3 mo. USD LIBOR + 2.750%, 4.39%, 08/18/2022	581,920

		942,373

	Beverages - 0.2%
1,132,444	Jacobs Douwe Egberts International B.V. 3 mo. USD LIBOR + 2.250%, 3.69%, 07/02/2022	1,139,873
225,191	Refresco Group BV 0.00%, 09/26/2024(13)	225,754

		1,365,627

	Biotechnology - 0.4%
2,849,624	Alkermes, Inc. 3 mo. USD LIBOR + 2.750%, 4.28%, 09/25/2021	2,870,996
294,395	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/15/2022	295,131

		3,166,127

	Chemicals - 0.5%
328,300	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 2.000%, 3.69%, 06/01/2024	330,509
317,401	Chemours Co. 1 mo. USD LIBOR + 2.500%, 4.08%, 05/12/2022	319,715
EUR 160,000	Diamond (BC) B.V. EURIBOR + 3.250%, 3.25%, 09/06/2024	197,230
$ 335,017	MacDermid, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 06/07/2023	337,389
310,750	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 3.85%, 02/14/2024	312,692
1,270,714	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 4.85%, 06/09/2023	1,283,422
217,385	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	219,326
501,657	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	506,136
1,049,420	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 07/01/2024	1,059,043

		4,565,462

	Commercial Services - 1.8%
964,669	Brickman Group Ltd. LLC 3 mo. USD LIBOR + 3.000%, 4.57%, 12/18/2020	970,699
616,032	Bright Horizons Family Solutions, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 11/07/2023	621,423
751,225	Clean Harbors, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 06/27/2024	755,454
1,473,750	Hertz Corp. 1 mo. USD LIBOR + 2.750%, 4.33%, 06/30/2023	1,474,900
513,086	KAR Auction Services, Inc. 3 mo. USD LIBOR + 2.500%, 4.25%, 03/09/2023	518,002
1,393,000	PSAV Holdings LLC 3 mo. USD LIBOR + 3.500%, 5.05%, 04/27/2024	1,396,482

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,683,897	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 11/15/2023	$1,691,929
1,770,921	Russell Investment 3 mo. USD LIBOR + 4.250%, 5.94%, 06/01/2023	1,782,875
509,850	ServiceMaster Co. 1 mo. USD LIBOR + 2.500%, 4.07%, 11/08/2023	512,878
1,126,488	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/06/2024	1,103,958
EUR 700,000	Techem GmbH 0.00%, 10/02/2024(13)	871,857
$ 1,810,900	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/01/2024	1,818,832
1,834,568	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 3.57%, 04/10/2023	1,845,263
516,621	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 10/14/2023	519,767
742,500	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 12/07/2023	749,613

		16,633,932

	Distribution/Wholesale - 0.3%
2,654,938	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/31/2023	2,672,805
290,000	Beacon Roofing Supply, Inc. 3.82%, 01/02/2025	292,123

		2,964,928

	Diversified Financial Services - 0.7%
1,384,538	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.44%, 04/04/2024	1,394,146
685,000	Delos Finance S.a.r.l. 3 mo. USD LIBOR + 2.000%, 3.69%, 10/06/2023	690,247
295,000	Duff & Phelps Corp. 3 mo. USD LIBOR + 3.250%, 4.94%, 10/14/2024	297,434
765,000	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 12/27/2022	775,197
EUR 705,000	Nets Holding A/S 0.00%, 11/27/2024(13)	877,297
$ 262,350	NFP Corp. 1 mo. USD LIBOR + 3.500%, 4.57%, 01/08/2024	265,055
450,450	RP Crown Parent LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 10/12/2023	453,171
1,436,215	RPI Finance Trust 3 mo. USD LIBOR + 2.000%, 3.69%, 03/27/2023	1,445,738

		6,198,285

	Electric - 0.4%
794,000	AES Corp. 3 mo. USD LIBOR + 2.000%, 3.45%, 05/24/2022	796,811
487,380	Helix Gen Funding LLC 3 mo. USD LIBOR + 3.750%, 5.44%, 06/02/2024	491,708
2,278,192	NRG Energy, Inc. 3 mo. USD LIBOR + 2.250%, 3.94%, 06/30/2023	2,290,015

		3,578,534

	Energy-Alternate Sources - 0.6%
1,545,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 5.77%, 10/31/2024	1,563,355
1,440,000	Circor International, Inc. 3 mo. USD LIBOR + 3.500%, 5.05%, 11/20/2024	1,450,800
365,000	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 4.82%, 10/30/2024	366,825
1,493,605	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.20%, 12/31/2023	1,498,085
	TEX Operations Co. LLC
146,154	3 mo. USD LIBOR + 2.750%, 4.06%, 08/04/2023	147,224

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 821,700	1 mo. USD LIBOR + 2.750%, 4.07%, 08/04/2023	$827,715

		5,854,004

	Engineering & Construction - 0.2%
1,990,000	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.00%, 06/21/2024	2,013,980

	Entertainment - 0.3%
646,845	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 4.82%, 10/03/2023	653,113
487,639	Cedar Fair, L.P. 1 mo. USD LIBOR + 2.250%, 3.82%, 04/13/2024	493,329
233,825	CityCenter Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.07%, 04/18/2024	235,520
1,227,958	Hilton Worldwide Finance LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 10/25/2023	1,236,529
394,013	Scientific Games International, Inc. 2 mo. USD LIBOR + 3.250%, 4.82%, 08/14/2024	396,038

		3,014,529

	Environmental Control - 0.1%
1,208,148	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.750%, 3.72%, 11/10/2023	1,215,422

	Food - 0.5%
519,509	Albertsons LLC 3 mo. USD LIBOR + 3.000%, 4.46%, 06/22/2023	515,883
1,429,169	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.10%, 10/30/2022	1,418,093
742,500	Pinnacle Foods Finance LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 02/02/2024	748,573
1,950,200	Post Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 3.83%, 05/24/2024	1,961,570

		4,644,119

	Food Service - 0.1%
595,000	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/11/2025	599,956

	Healthcare-Products - 0.3%
1,230,313	INC Research LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/01/2024	1,235,307
577,100	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 4.94%, 02/02/2024	577,533
488,775	Parexel International Corp. 3 mo. USD LIBOR + 3.000%, 4.32%, 09/27/2024	492,319
488,813	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 09/07/2023	383,962

		2,689,121

	Healthcare-Services - 0.9%
333,333	Air Medical Group Holdings, Inc. 0.00%, 09/07/2024(13)	337,250
980,264	American Renal Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 06/14/2024	979,039
	Community Health Systems, Inc.
486,568	3 mo. USD LIBOR + 2.750%, 4.23%, 12/31/2019	479,877
182,235	3 mo. USD LIBOR + 3.000%, 4.48%, 01/27/2021	178,694
1,927,617	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.58%, 12/01/2023	1,934,036
424,641	Genoa, a QoL Healthcare Co. LLC 1 mo. USD LIBOR + 3.250%, 4.82%, 10/28/2023	426,764
898,169	HCA, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/17/2023	905,094
1,932,486	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 06/07/2023	1,945,472
389,025	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 4.83%, 09/02/2024	389,348

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,068,200	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 5.94%, 12/31/2022	$1,068,531

		8,644,105

	Household Products - 0.1%
615,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.65%, 09/06/2024	611,925
216,713	Prestige Brands, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 01/26/2024	218,655

		830,580

	Household Products/Wares - 0.1%
812,963	Galleria Co. 1 mo. USD LIBOR + 3.000%, 4.63%, 09/29/2023	817,540

	Insurance - 0.9%
	Asurion LLC
2,870,992	1 mo. USD LIBOR + 2.750%, 4.32%, 08/04/2022	2,891,634
932,456	1 mo. USD LIBOR + 3.000%, 4.57%, 11/03/2023	939,450
500,000	1 mo. USD LIBOR + 6.000%, 7.57%, 08/04/2025	515,625
1,828,445	HUB International Ltd. 3 mo. USD LIBOR + 3.000%, 4.41%, 10/02/2020	1,840,494
1,645,875	USI, Inc. 3 mo. USD LIBOR + 3.000%, 4.69%, 05/16/2024	1,652,870

		7,840,073

	IT Services - 0.1%
426,775	Gartner, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 04/05/2024	429,976

	Leisure Time - 1.2%
	Aristocrat Leisure Ltd.
500,000	3 mo. USD LIBOR + 2.000%, 3.74%, 10/19/2024	503,540
1,243,846	3 mo. USD LIBOR + 2.000%, 3.75%, 10/20/2021	1,254,730
3,023,387	Caesars Resort Collection LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 12/22/2024	3,058,549
335,000	Churchill Downs, Inc. 3 mo. USD LIBOR + 2.000%, 3.57%, 12/27/2024	337,094
2,733,990	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.07%, 02/01/2024	2,743,559
910,562	Eldorado Resorts LLC 3 mo. USD LIBOR + 2.250%, 3.84%, 04/17/2024	916,253
1,690,000	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 10/20/2024	1,700,562
780,000	NCL Corp. Ltd. 1 mo. USD LIBOR + 1.750%, 3.30%, 10/10/2021	780,975

		11,295,262

	Lodging - 0.6%
1,167,316	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 3.97%, 09/15/2023	1,175,347
1,725,000	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/06/2024	1,735,781
465,300	Four Seasons Hotels Ltd. 1 mo. USD LIBOR + 2.500%, 4.07%, 11/30/2023	469,469
800,963	La Quinta Intermediate Holdings LLC 3 mo. USD LIBOR + 2.750%, 4.47%, 04/14/2021	803,470
1,714,322	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.07%, 06/08/2023	1,723,391

		5,907,458

	Machinery-Diversified - 0.3%
1,358,030	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 4.44%, 07/30/2024	1,363,897
1,055,690	Gates Global LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 04/01/2024	1,063,217

		2,427,114

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Media - 2.3%
$ 1,753,704	Advantage Sales & Marketing, Inc. 3 mo. USD LIBOR + 3.250%, 5.02%, 07/23/2021	$1,731,783
867,825	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.47%, 01/31/2026	854,808
1,660,547	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.58%, 04/30/2025	1,669,630
	CSC Holdings LLC
555,000	0.00%, 01/25/2026(13)	558,818
940,394	1 mo. USD LIBOR + 2.250%, 3.81%, 07/17/2025	941,372
1,930,000	MacDonald, Dettwiler and Associates Ltd. 3 mo. USD LIBOR + 2.750%, 4.31%, 10/04/2024	1,945,691
580,000	Meredith Corp. 0.00%, 01/17/2025(13)	586,125
66,737	Mission Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 01/17/2024	67,121
529,975	Nexstar Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 01/17/2024	533,022
	Numericable Group S.A.
729,488	3 mo. USD LIBOR + 2.750%, 4.52%, 07/31/2025	699,396
1,712,732	3 mo. USD LIBOR + 3.000%, 4.72%, 01/31/2026	1,647,083
1,985,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(13)	2,001,535
1,468,514	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 4.57%, 01/27/2024	1,470,350
820,000	Unitymedia Finance LLC 0.00%, 01/15/2026(13)	821,255
1,000,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	1,004,250
1,345,000	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 08/09/2024	1,353,406
2,325,000	Virgin Media Bristol LLC 3 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	2,337,927
970,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.06%, 04/15/2025	969,117

		21,192,689

	Metal Fabricate/Hardware - 0.1%
633,686	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 08/21/2024	638,363

	Miscellaneous Manufacturing - 0.2%
EUR 675,000	CeramTec Group GmbH 0.00%, 11/29/2024(13)	839,621
$ 1,266,825	H.B. Fuller Co. 1 mo. USD LIBOR + 2.250%, 3.81%, 10/20/2024	1,276,149

		2,115,770

	Oil & Gas - 0.5%
517,400	BCP Raptor LLC 1 Week USD LIBOR + 4.250%, 5.73%, 06/24/2024	521,280
730,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.31%, 12/31/2022	742,790
645,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 8.95%, 08/23/2021	689,750
1,714,390	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 3.56%, 02/02/2024	1,717,853
319,246	Peabody Energy Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 03/31/2022	323,371
700,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	708,456

		4,703,500

	Oil & Gas Services - 0.1%
1,185,759	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 4.45%, 11/23/2020	1,164,415

The Hartford Short Duration Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Packaging & Containers - 0.8%
	Berry Plastics Group, Inc.
$ 1,205,029	3 mo. USD LIBOR + 2.000%, 3.55%, 02/08/2020	$1,211,054
1,030,674	1 mo. USD LIBOR + 2.250%, 3.82%, 10/01/2022	1,038,260
	Crown Holdings, Inc.
425,000	0.00%, 01/03/2025(13)	429,713
EUR 310,000	0.00%, 01/18/2025(13)	388,930
$ 972,650	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 4.70%, 12/29/2023	979,186
250,000	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 3.82%, 10/31/2024	251,408
413,963	Plastipak Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.45%, 10/14/2024	418,102
2,229,573	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/05/2023	2,245,782
459,333	Signode Industrial Group U.S., Inc. 3 mo. USD LIBOR + 2.750%, 4.38%, 05/04/2021	459,526

		7,421,961

	Pharmaceuticals - 0.3%
1,482,550	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 5.88%, 04/29/2024	1,483,291
	Quintiles IMS, Inc.
1,163,592	3 mo. USD LIBOR + 2.000%, 3.69%, 03/07/2024	1,170,446
149,625	3 mo. USD LIBOR + 2.000%, 3.69%, 01/17/2025	150,506

		2,804,243

	Real Estate - 0.4%
2,173,392	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 4.83%, 11/04/2021	2,172,175
150,000	NCI Building Systems, Inc. 0.00%, 01/26/2025(13)	150,282
1,410,000	VICI Properties LLC 3 mo. USD LIBOR + 2.250%, 3.81%, 12/20/2024	1,420,420

		3,742,877

	REITS - 0.2%
2,092,725	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.250%, 3.82%, 04/25/2023	2,107,290

	Retail - 1.3%
1,568,459	Albertsons LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 08/25/2021	1,558,656
452,344	B&G Foods, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 11/02/2022	456,949
1,205,946	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 3.87%, 02/16/2024	1,212,579
1,015,575	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.57%, 09/25/2024	1,020,653
EUR 105,000	Belron Finance U.S. LLC EURIBOR + 2.750%, 2.75%, 11/07/2024	131,373
$ 995,351	Coty, Inc. 1 mo. USD LIBOR + 2.500%, 4.06%, 10/27/2022	1,002,816
695,831	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 08/18/2023	698,343
1,046,988	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 01/30/2023	1,053,679
998,329	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 4.81%, 10/25/2020	855,598
687,462	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 03/11/2022	556,219
1,110,980	Pizza Hut Holdings LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 06/16/2023	1,119,312
875,000	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.49%, 09/12/2024	870,082

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,198,206	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.750%, 4.07%, 06/27/2023	$1,209,684

		11,745,943

	Semiconductors - 0.3%
304,072	Entegris, Inc. 1 mo. USD LIBOR + 2.250%, 3.82%, 04/30/2021	304,832
535,950	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 04/04/2024	538,630
1,044,118	MaxLinear, Inc. 1 mo. USD LIBOR + 2.500%, 4.06%, 05/12/2024	1,050,643
605,932	ON Semiconductor Corp. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/31/2023	610,101

		2,504,206

	Software - 2.0%
1,102,238	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 4.98%, 06/13/2024	1,107,859
1,006,797	CDW LLC 3 mo. USD LIBOR + 2.000%, 3.70%, 08/17/2023	1,014,599
1,488,750	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2024	1,497,683
	Convergint Technologies LLC
27,313	0.00%, 01/24/2025(13)	27,449
254,917	0.00%, 01/25/2025(13)	256,192
1,264,723	Dell, Inc. 1 mo. USD LIBOR + 2.000%, 3.58%, 09/07/2023	1,269,264
	First Data Corp.
3,829,682	1 mo. USD LIBOR + 2.250%, 3.81%, 07/08/2022	3,855,226
824,950	1 mo. USD LIBOR + 2.250%, 3.81%, 04/26/2024	830,790
1,677,119	Global Payments, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 04/21/2023	1,688,305
1,530,647	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 02/15/2024	1,541,361
233,822	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 07/01/2022	235,284
570,288	Infor U.S., Inc. 3 mo. USD LIBOR + 2.750%, 4.44%, 02/01/2022	573,139
121,369	MA FinanceCo LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	121,924
819,631	Seattle Spinco, Inc. 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	823,385
732,112	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 3.82%, 07/08/2022	735,904
830,825	Verint Systems, Inc. 3 mo. USD LIBOR + 2.250%, 0.00%, 06/29/2024(13)	834,290
2,196,550	WEX, Inc. 3 mo. USD LIBOR + 2.750%, 3.82%, 06/30/2023	2,220,800

		18,633,454

	Telecommunications - 1.0%
1,993,500	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 3.70%, 02/22/2024	2,001,813
2,649,975	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.13%, 02/02/2024	2,655,487
900,000	Telenet International Finance S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.06%, 03/01/2026	904,905
1,125,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 09/30/2025	1,127,340
1,940,365	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/15/2024	1,941,064
593,419	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 01/19/2024	596,682

		9,227,291

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Transportation - 0.1%
$ 720,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.06%, 11/01/2024	$725,702

	Total Senior Floating Rate Interests (cost $196,866,265)	$197,748,447

U.S. Government Agencies - 5.2%
	FHLMC - 1.5%
$ 5,000,000	1.13%, 08/12/2021	4,782,195
11,434,951	1.59%, 07/25/2021(2)(5)	529,133
12,710,143	1.96%, 08/25/2018(2)(5)	59,309
7,503,210	3.00%, 04/01/2031	7,541,979
1,084,136	3.50%, 04/01/2027	1,112,819

		14,025,435

	FNMA - 3.6%
2,541,831	3.00%, 08/01/2027	2,562,161
4,955,497	3.00%, 12/01/2030	4,983,216
1,771,823	3.00%, 02/01/2031	1,781,734
3,292,217	3.00%, 03/01/2031	3,310,632
7,000,000	3.00%, 02/01/2033(14)	7,035,820
2,033,847	3.50%, 11/01/2026	2,082,125
4,854,274	3.50%, 12/01/2026	4,969,500
663,551	3.50%, 12/01/2028	679,382
5,600,000	3.50%, 02/01/2033(14)	5,731,070

		33,135,640

	GNMA - 0.1%
248,189	5.00%, 08/20/2039	260,628
272,156	6.50%, 05/16/2031	301,437

		562,065

	Total U.S. Government Agencies (cost $48,297,407)	$47,723,140

U.S. Government Securities - 0.4%
	U.S. Treasury Securities - 0.4%
	U.S. Treasury Notes - 0.4%
$ 3,700,000	U.S. Treasury Notes 1.38%, 02/28/2019	3,676,297

		3,676,297

	Total U.S. Government Securities (cost $3,703,308)	$3,676,297

	Total Long-Term Investments (cost $925,390,229)	$921,710,021

Short-Term Investments - 0.6%
	Other Investment Pools & Funds - 0.6%
5,228,194	Fidelity Institutional Government Fund, Institutional Class, 1.22%(15)	5,228,194

	Total Short-Term Investments (cost $5,228,194)	$5,228,194

Total Investments (cost $930,618,423)	101.4%	$926,938,215
Other Assets and Liabilities	(1.4)%	(12,640,058)

Total Net Assets	100.0%	$914,298,157

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $312,082,048, which represented 34.1% of total net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,256,480 at January 31, 2018.
(5)	Securities disclosed are interest-only strips.
(6)	Security disclosed is principal-only strips.
(7)	Security is a zero-coupon bond.
(8)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of this security was $1,399,998, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(9)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of this security was $1,399,998, which represented 0.2% of total net assets.
(10)	Investment valued using significant unobservable inputs.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Represents or includes a TBA transaction.
(15)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	354	03/29/2018	$75,484,969	$(482,488)

Short position contracts:
U.S. Treasury 10-Year Note Future	46	03/20/2018	$5,592,594	$153,296
U.S. Treasury 5-Year Note Future	868	03/29/2018	99,569,094	1,821,077
U.S. Treasury Long Bond Future	7	03/20/2018	1,034,687	38,027

Total				$2,012,400

Total futures contracts				$1,529,912

Foreign Currency Contracts Outstanding at January 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,617,310	USD	3,718,000	EUR	CBK	02/28/18	$ —	$ (6,914)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

CBK	Citibank NA

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Index Abbreviations:
EURIBOR	Euro InterBank Offered Rate
LIBOR	London Interbank Offered Rate

The Hartford Short Duration Fund
Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$169,724,996	$—	$168,324,998	$1,399,998
Corporate Bonds	488,187,755	—	488,187,755	—
Foreign Government Obligations	2,725,475	—	2,725,475	—
Municipal Bonds	11,923,911	—	11,923,911	—
Senior Floating Rate Interests	197,748,447	—	197,748,447	—
U.S. Government Agencies	47,723,140	—	47,723,140	—
U.S. Government Securities	3,676,297	—	3,676,297	—
Short-Term Investments	5,228,194	5,228,194	—	—
Futures Contracts(2)	2,012,400	2,012,400	—	—

Total	$928,950,615	$7,240,594	$920,310,023	$1,399,998

Liabilities
Foreign Currency Contracts(2)	$(6,914)	$—	$(6,914)	$—
Futures Contracts(2)	(482,488)	(482,488)	—	—

Total	$(489,402)	$(482,488)	$(6,914)	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

Hartford Small Cap Core Fund

  Schedule of Investments

  January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Automobiles & Components - 0.8%
4,386	Cooper-Standard Holdings, Inc.*	$546,452
10,819	Winnebago Industries, Inc.	491,723

		1,038,175

	Banks - 10.5%
50,126	Banco Latinoamericano de Comercio Exterior S.A. ADR	1,487,740
23,410	Berkshire Hills Bancorp, Inc.	888,410
19,781	Cathay General Bancorp	865,221
24,343	Customers Bancorp, Inc.*	746,113
16,920	Essent Group Ltd.*	787,118
21,744	Fidelity Southern Corp.	520,986
171,347	First BanCorp*	1,028,082
14,926	First Financial Bancorp	425,391
3,221	First Merchants Corp.	139,018
21,481	Flagstar Bancorp, Inc.*	800,167
38,097	Green Bancorp, Inc.*	908,613
9,415	Hancock Holding Co.	505,586
8,072	Heartland Financial USA, Inc.	429,027
11,410	Heritage Financial Corp.	351,428
19,735	Hope Bancorp, Inc.	375,754
12,255	IBERIABANK Corp.	1,035,548
153	LendingTree, Inc.*	56,281
63,345	MGIC Investment Corp.*	938,773
38,265	OFG Bancorp	436,221
6,413	Popular, Inc.	260,624
30,822	Radian Group, Inc.	680,242
4,300	Triumph Bancorp, Inc.*	165,550
8,981	Walker & Dunlop, Inc.*	417,167

		14,249,060

	Capital Goods - 7.7%
13,027	Aircastle Ltd.	307,698
2,760	Alamo Group, Inc.	317,483
10,860	American Railcar Industries, Inc.	425,929
6,188	Applied Industrial Technologies, Inc.	456,365
2,643	Barnes Group, Inc.	173,883
4,945	Beacon Roofing Supply, Inc.*	299,173
16,771	Briggs & Stratton Corp.	405,523
14,000	Caesarstone Ltd.*	296,800
26,473	Continental Building Products, Inc.*	753,157
10,654	EMCOR Group, Inc.	865,957
8,659	Generac Holdings, Inc.*	423,685
24,639	Harsco Corp.*	441,038
4,996	Hyster-Yale Materials Handling, Inc.	423,111
10,144	LB Foster Co. Class A*	275,410
28,854	Meritor, Inc.*	787,137
2,349	Patrick Industries, Inc.*	150,453
10,669	Primoris Services Corp.	277,394
13,627	Proto Labs, Inc.*	1,490,112
15,783	Rush Enterprises, Inc. Class A*	853,071
14,742	Textainer Group Holdings Ltd.*	361,179
26,024	Titan Machinery, Inc.*	559,256

		10,343,814

	Commercial & Professional Services - 5.3%
28,724	ACCO Brands Corp.*	340,379
2,373	Barrett Business Services, Inc.	165,374
11,817	Brink’s Co.	985,538
23,189	Ennis, Inc.	461,461
37,737	Essendant, Inc.	341,520
13,097	FTI Consulting, Inc.*	569,327
15,216	Herman Miller, Inc.	616,248
4,481	Insperity, Inc.	274,461
21,260	LSC Communications, Inc.	290,837

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

46,869	Quad/Graphics, Inc.	$1,036,742
58,471	RPX Corp.*	820,933
22,541	TriNet Group, Inc.*	988,874
12,212	TrueBlue, Inc.*	333,998

		7,225,692

	Consumer Durables & Apparel - 3.0%
14,626	Beazer Homes USA, Inc.*	271,166
31,073	Crocs, Inc.*	419,796
6,034	CSS Industries, Inc.	157,850
10,354	Deckers Outdoor Corp.*	887,441
42,670	Fossil Group, Inc.*	339,653
93,604	Hovnanian Enterprises, Inc. Class A*	190,016
16,386	KB Home	516,487
16,565	La-Z-Boy, Inc.	499,435
11,769	Movado Group, Inc.	360,131
22,067	ZAGG, Inc.*	368,519

		4,010,494

	Consumer Services - 4.4%
19,512	American Public Education, Inc.*	495,605
62,082	Caesars Entertainment Corp.*	866,044
10,285	Grand Canyon Education, Inc.*	956,402
24,649	International Speedway Corp. Class A	1,143,714
17,647	K12, Inc.*	306,175
13,177	Penn National Gaming, Inc.*	420,478
24,621	Ruth’s Hospitality Group, Inc.	583,518
25,925	Scientific Games Corp. Class A*	1,209,401

		5,981,337

	Diversified Financials - 4.3%
27,536	AG Mortgage Investment Trust, Inc. REIT	480,228
47,074	Apollo Commercial Real Estate Finance, Inc. REIT	855,335
14,472	ARMOUR Residential, Inc. REIT	338,789
23,635	Chimera Investment Corp. REIT	401,559
7,551	Evercore, Inc. Class A	759,253
8,709	Green Dot Corp. Class A*	533,513
40,728	Invesco Mortgage Capital, Inc. REIT	661,423
9,295	Moelis & Co. Class A	480,551
21,722	MTGE Investment Corp. REIT	369,274
2,384	Nelnet, Inc. Class A	124,230
45,277	Two Harbors Investment Corp. REIT	667,836
22,722	Western Asset Mortgage Capital Corp. REIT	211,996

		5,883,987

	Energy - 4.2%
3,928	Arch Coal, Inc. Class A	353,559
21,429	CVR Energy, Inc.	766,944
26,265	Delek U.S. Holdings, Inc.	916,386
15,202	Exterran Corp.*	439,034
20,791	Par Pacific Holdings, Inc.*	379,020
10,775	REX American Resources Corp.*	879,779
45,765	Rowan Cos. plc Class A*	673,661
19,648	Stone Energy Corp.*	710,078
118,579	W&T Offshore, Inc.*	573,922

		5,692,383

	Food, Beverage & Tobacco - 1.8%
1,583	Boston Beer Co., Inc. Class A*	300,533
7,653	Fresh Del Monte Produce, Inc.	362,064
7,137	National Beverage Corp.	788,424
6,838	Sanderson Farms, Inc.	867,742
7,423	Vector Group Ltd.	158,110

		2,476,873

	Health Care Equipment & Services - 5.0%
4,435	Analogic Corp.	367,661
11,216	AngioDynamics, Inc.*	195,270

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

3,703	Chemed Corp.	$964,891
19,033	Diplomat Pharmacy, Inc.*	513,701
9,835	Encompass Health Corp.	520,468
3,064	Globus Medical, Inc. Class A*	141,067
3,306	Integer Holdings Corp.*	165,796
5,818	Lantheus Holdings, Inc.*	133,814
7,563	Molina Healthcare, Inc.*	690,956
18,284	Quality Systems, Inc.*	237,692
5,842	Quidel Corp.*	267,447
39,396	Triple-S Management Corp. Class B*	905,320
7,592	WellCare Health Plans, Inc.*	1,597,205

		6,701,288

	Household & Personal Products - 1.8%
10,551	Medifast, Inc.	724,959
11,618	Nu Skin Enterprises, Inc. Class A	834,637
11,710	USANA Health Sciences, Inc.*	874,152

		2,433,748

	Insurance - 3.8%
24,495	American Equity Investment Life Holding Co.	808,335
39,387	Assured Guaranty Ltd.	1,401,783
22,420	CNO Financial Group, Inc.	551,308
30,100	Greenlight Capital Re Ltd. Class A*	609,525
55,903	Maiden Holdings Ltd.	394,116
4,220	Primerica, Inc.	426,220
30,975	Third Point Reinsurance Ltd.*	441,394
18,805	Universal Insurance Holdings, Inc.	552,867

		5,185,548

	Materials - 4.0%
18,315	Chemours Co.	945,420
6,756	Cleveland-Cliffs, Inc.*	46,279
34,023	Domtar Corp.	1,747,421
17,843	Kronos Worldwide, Inc.	489,790
17,761	Louisiana-Pacific Corp.*	525,903
6,702	Materion Corp.	333,089
24,235	Mercer International, Inc.	356,255
22,116	Rayonier Advanced Materials, Inc.	418,435
6,935	Stepan Co.	543,843

		5,406,435

	Media - 0.9%
47,636	Entravision Communications Corp. Class A	331,070
70,322	Gannett Co., Inc.	829,800

		1,160,870

	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
56,690	Akebia Therapeutics, Inc.*	837,878
19,792	Amicus Therapeutics, Inc.*	321,026
13,637	Assembly Biosciences, Inc.*	643,394
4,819	BioSpecifics Technologies Corp.*	206,350
32,605	Calithera Biosciences, Inc.*	260,840
25,409	Catalent, Inc.*	1,182,535
46,979	Conatus Pharmaceuticals, Inc.*	261,203
15,586	Concert Pharmaceuticals, Inc.*	312,967
29,691	Cytokinetics, Inc.*	273,157
30,717	CytomX Therapeutics, Inc.*	821,680
18,029	Emergent BioSolutions, Inc.*	879,635
9,080	Enanta Pharmaceuticals, Inc.*	771,346
2,859	Esperion Therapeutics, Inc.*	207,306
47,162	Exelixis, Inc.*	1,429,480
5,329	FibroGen, Inc.*	312,013
31,937	Halozyme Therapeutics, Inc.*	596,583
23,795	Horizon Pharma plc*	346,217
75,677	ImmunoGen, Inc.*	694,715
18,746	Luminex Corp.	378,482

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

11,319	MiMedx Group, Inc.*	$189,593
30,379	Momenta Pharmaceuticals, Inc.*	516,443
279,167	PDL BioPharma, Inc.*	770,501
46,884	Pieris Pharmaceuticals, Inc.*	353,036
9,269	PRA Health Sciences, Inc.*	844,035
29,502	Sangamo Therapeutics, Inc.*	615,117
25,575	Supernus Pharmaceuticals, Inc.*	998,704

		15,024,236

	Real Estate - 6.3%
7,400	Agree Realty Corp. REIT	356,236
25,465	CareTrust, Inc. REIT	404,639
24,762	Chesapeake Lodging Trust REIT	677,736
35,332	Forestar Group, Inc.*	862,101
16,113	Global Net Lease, Inc. REIT	295,513
9,900	Hospitality Properties Trust REIT	281,259
24,527	Independence Realty Trust, Inc. REIT	225,403
33,538	Lexington Realty Trust REIT	302,513
6,797	National Health Investors, Inc. REIT	479,392
22,614	Pebblebrook Hotel Trust REIT	881,946
16,385	Piedmont Office Realty Trust, Inc. Class A, REIT	319,835
21,415	Ramco-Gershenson Properties Trust REIT	283,106
77,756	Select Income REIT	1,738,624
24,800	Summit Hotel Properties, Inc. REIT	384,152
18,925	Sunstone Hotel Investors, Inc. REIT	318,886
30,095	Xenia Hotels & Resorts, Inc. REIT	668,109

		8,479,450

	Retailing - 4.4%
16,959	Abercrombie & Fitch Co. Class A	351,221
7,796	Big Lots, Inc.	473,841
39,165	Buckle, Inc.	785,258
23,307	Cato Corp. Class A	276,887
7,200	Children’s Place, Inc.	1,078,560
21,437	Finish Line, Inc. Class A	242,881
9,393	Five Below, Inc.*	609,888
9,037	PetMed Express, Inc.	408,472
4,755	RH*	446,923
24,430	Sleep Number Corp.*	919,545
13,996	Tailored Brands, Inc.	338,563

		5,932,039

	Semiconductors & Semiconductor Equipment - 3.7%
71,554	Amkor Technology, Inc.*	719,833
374	Axcelis Technologies, Inc.*	9,687
27,932	Entegris, Inc.	909,187
4,588	MKS Instruments, Inc.	469,352
62,652	Photronics, Inc.*	526,277
26,255	Rudolph Technologies, Inc.*	687,881
36,134	Teradyne, Inc.	1,656,382

		4,978,599

	Software & Services - 8.3%
25,086	Appfolio, Inc. Class A*	1,062,392
18,051	Blucora, Inc.*	440,444
30,229	Convergys Corp.	703,429
14,500	Etsy, Inc.*	272,020
65,434	Everi Holdings, Inc.*	506,459
18,440	ManTech International Corp. Class A	960,171
27,641	MAXIMUS, Inc.	1,884,563
26,987	Net 1 UEPS Technologies, Inc.*	324,654
35,950	Progress Software Corp.	1,791,388
14,488	Qualys, Inc.*	905,500
8,793	Shutterstock, Inc.*	389,178
29,207	Sykes Enterprises, Inc.*	906,001
11,338	TTEC Holdings, Inc.	450,119
13,534	Web.com Group, Inc.*	314,666

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

6,241	Yelp, Inc.*		$273,481

			11,184,465

	Technology Hardware & Equipment - 2.2%
26,141	Electro Scientific Industries, Inc.*		612,222
66,956	Extreme Networks, Inc.*		1,006,349
8,808	KEMET Corp.*		179,331
54,776	Vishay Intertechnology, Inc.		1,202,333

			3,000,235

	Telecommunication Services - 1.8%
3,297	ATN International, Inc.		195,710
40,590	Boingo Wireless, Inc.*		984,308
43,677	Telephone & Data Systems, Inc.		1,198,060

			2,378,078

	Transportation - 2.1%
8,463	ArcBest Corp.		300,860
41,460	Hawaiian Holdings, Inc.*		1,548,531
9,134	Saia, Inc.*		690,074
21,214	YRC Worldwide, Inc.*		338,787

			2,878,252

	Utilities - 1.5%
10,960	El Paso Electric Co.		572,112
20,058	ONE Gas, Inc.		1,420,708

			1,992,820

	Total Common Stocks (cost $110,093,269)		$133,637,878

	Total Long-Term Investments (cost $110,093,269)		$133,637,878

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
1,051,480	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(1)		1,051,480

	Total Short-Term Investments (cost $1,051,480)		$1,051,480

	Total Investments (cost $111,144,749)	99.7%	$134,689,358
	Other Assets and Liabilities	0.3%	440,490

	Total Net Assets	100.0%	$135,129,848

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small Cap Core Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,038,175	$1,038,175	$—	$—
Banks	14,249,060	14,249,060	—	—
Capital Goods	10,343,814	10,343,814	—	—
Commercial & Professional Services	7,225,692	7,225,692	—	—
Consumer Durables & Apparel	4,010,494	4,010,494	—	—
Consumer Services	5,981,337	5,981,337	—	—
Diversified Financials	5,883,987	5,883,987	—	—
Energy	5,692,383	5,692,383	—	—
Food, Beverage & Tobacco	2,476,873	2,476,873	—	—
Health Care Equipment & Services	6,701,288	6,701,288	—	—
Household & Personal Products	2,433,748	2,433,748	—	—
Insurance	5,185,548	5,185,548	—	—
Materials	5,406,435	5,406,435	—	—
Media	1,160,870	1,160,870	—	—
Pharmaceuticals, Biotechnology & Life Sciences	15,024,236	15,024,236	—	—
Real Estate	8,479,450	8,479,450	—	—
Retailing	5,932,039	5,932,039	—	—
Semiconductors & Semiconductor Equipment	4,978,599	4,978,599	—	—
Software & Services	11,184,465	11,184,465	—	—
Technology Hardware & Equipment	3,000,235	3,000,235	—	—
Telecommunication Services	2,378,078	2,378,078	—	—
Transportation	2,878,252	2,878,252	—	—
Utilities	1,992,820	1,992,820	—	—
Short-Term Investments	1,051,480	1,051,480	—	—

Total	$134,689,358	$134,689,358	$—	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford Small Company Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.8%
	Automobiles & Components - 0.1%
3,201	Cooper Tire & Rubber Co.	$125,159
3,674	Tenneco, Inc.	213,129
1,155	Visteon Corp.*	150,242

		488,530

	Banks - 7.2%
2,173	FCB Financial Holdings, Inc. Class A*	119,080
2,842	First Busey Corp.	88,045
2,902	First Hawaiian, Inc.	83,868
2,626	Great Western Bancorp, Inc.	110,686
1,902	IBERIABANK Corp.	160,719
174,345	MB Financial, Inc.	7,458,479
562,314	MGIC Investment Corp.*	8,333,494
1,640	NMI Holdings, Inc. Class A*	30,094
367,203	Sterling Bancorp	9,088,274
38,709	Texas Capital Bancshares, Inc.*	3,669,613
44,500	Union Bankshares Corp.	1,679,875
94,066	Western Alliance Bancorp*	5,517,912

		36,340,139

	Capital Goods - 12.0%
4,129	AAON, Inc.	150,296
117,968	Altra Industrial Motion Corp.	6,181,523
1,189	American Woodmark Corp.*	161,526
1,700	Applied Industrial Technologies, Inc.	125,375
2,470	Armstrong World Industries, Inc.*	154,869
1,274	Astec Industries, Inc.	79,498
2,563	AZZ, Inc.	116,616
86,088	Beacon Roofing Supply, Inc.*	5,208,324
140,952	BMC Stock Holdings, Inc.*	3,157,325
51,387	EnerSys	3,613,020
3,920	Generac Holdings, Inc.*	191,805
1,513	HEICO Corp. Class A	99,631
150,626	ITT, Inc.	8,435,056
223,393	JELD-WEN Holding, Inc.*	8,774,877
102,838	Kaman Corp.	6,447,942
6,508	Milacron Holdings Corp.*	123,457
453,681	Rexnord Corp.*	12,752,973
1,354	SiteOne Landscape Supply, Inc.*	103,121
104,837	SPX FLOW, Inc.*	4,861,292
1,159	Teledyne Technologies, Inc.*	221,276
3,955	Welbilt, Inc.*	88,196

		61,047,998

	Commercial & Professional Services - 1.7%
3,766	Advanced Disposal Services, Inc.*	91,777
92,337	Brink’s Co.	7,700,906
2,333	Deluxe Corp.	173,272
2,225	Exponent, Inc.	164,984
2,267	Huron Consulting Group, Inc.*	91,020
1,500	MSA Safety, Inc.	117,465
3,130	On Assignment, Inc.*	239,664
1,596	WageWorks, Inc.*	96,638

		8,675,726

	Consumer Durables & Apparel - 7.2%
61,893	Carter’s, Inc.	7,445,728
78,415	Oxford Industries, Inc.	6,179,102
180,348	Skechers USA, Inc. Class A*	7,428,534
5,204	Steven Madden Ltd.*	240,425
55,427	TopBuild Corp.*	4,242,383
229,622	TRI Pointe Group, Inc.*	3,745,135
34,589	Under Armour, Inc. Class A*	479,403
286,763	Under Armour, Inc. Class C*	3,684,904
101,682	Wolverine World Wide, Inc.	3,338,220

		36,783,834

The Hartford Small Company Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Consumer Services - 7.6%
188,685	Boyd Gaming Corp.	$7,447,397
23,253	Dave & Buster’s Entertainment, Inc.*	1,092,891
580,284	DraftKings, Inc.*(1)(2)(3)(4)	824,003
3,323	Dunkin’ Brands Group, Inc.	214,832
4,838	La Quinta Holdings, Inc.*	96,421
60,580	Marriott Vacations Worldwide Corp.	9,228,152
2,253	Papa John’s International, Inc.	146,197
400,662	Planet Fitness, Inc. Class A*	13,526,349
119,747	Wingstop, Inc.	5,790,965

		38,367,207

	Diversified Financials - 0.1%
2,071	Evercore, Inc. Class A	208,239
2,257	OneMain Holdings, Inc.*	73,827

		282,066

	Energy - 1.3%
306,518	Centennial Resource Development, Inc. Class A*	6,256,032
2,190	PDC Energy, Inc.*	113,552
5,699	ProPetro Holding Corp.*	106,457
5,783	WildHorse Resource Development Corp.*	102,995

		6,579,036

	Food & Staples Retailing - 1.6%
1,225	Casey’s General Stores, Inc.	148,360
229,575	Performance Food Group Co.*	7,885,901
1,950	PriceSmart, Inc.	166,140

		8,200,401

	Food, Beverage & Tobacco - 1.8%
256,481	Blue Buffalo Pet Products, Inc.*	8,715,224
9,472	Hostess Brands, Inc.*	130,714
1,311	Post Holdings, Inc.*	99,203

		8,945,141

	Health Care Equipment & Services - 4.9%
2,886	Anika Therapeutics, Inc.*	192,554
4,801	AtriCure, Inc.*	78,304
207	Atrion Corp.	119,108
4,191	Cardiovascular Systems, Inc.*	103,560
45,239	DexCom, Inc.*	2,632,910
4,463	Globus Medical, Inc. Class A*	205,477
51,329	HealthEquity, Inc.*	2,598,274
4,303	HMS Holdings Corp.*	73,710
1,005	ICU Medical, Inc.*	230,095
158,102	Insulet Corp.*	12,099,546
2,982	Integra LifeSciences Holdings Corp.*	157,032
1,344	Medidata Solutions, Inc.*	91,540
10,257	Molina Healthcare, Inc.*	937,079
3,900	Natus Medical, Inc.*	121,095
3,812	Omnicell, Inc.*	186,979
219,594	OraSure Technologies, Inc.*	4,778,365
2,822	Orthofix International N.V.*	162,096
1,436	U.S. Physical Therapy, Inc.	109,064

		24,876,788

	Insurance - 0.0%
2,978	James River Group Holdings Ltd.	113,164

	Materials - 3.8%
3,338	Boise Cascade Co.*	148,374
147,114	Carpenter Technology Corp.	7,561,660
286,026	Ferro Corp.*	6,727,331
10,512	Graphic Packaging Holding Co.	169,769
58,757	Ingevity Corp.*	4,262,820

The Hartford Small Company Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

5,316	Louisiana-Pacific Corp.*	$157,407
8,393	OMNOVA Solutions, Inc.*	92,323
5,037	PolyOne Corp.	218,908
4,369	Summit Materials, Inc. Class A*	139,590

		19,478,182

	Pharmaceuticals, Biotechnology & Life Sciences - 13.7%
2,649	Abeona Therapeutics, Inc.*	40,397
84,738	Aerie Pharmaceuticals, Inc.*	4,647,879
947	Agios Pharmaceuticals, Inc.*	74,586
71,356	Amicus Therapeutics, Inc.*	1,157,394
2,432	Arena Pharmaceuticals, Inc.*	91,006
1,856	Audentes Therapeutics, Inc.*	65,146
8,200	BeiGene Ltd. ADR*	1,113,150
19,118	Bluebird Bio, Inc.*	3,917,278
49,784	Blueprint Medicines Corp.*	3,915,512
3,800	Calithera Biosciences, Inc.*	30,400
4,814	Catalent, Inc.*	224,044
3,765	Coherus Biosciences, Inc.*	38,027
51,000	CRISPR Therapeutics AG*	2,003,280
4,821	Cytokinetics, Inc.*	44,353
79,001	Dermira, Inc.*	2,253,109
170,948	Exact Sciences Corp.*	8,497,825
3,401	Five Prime Therapeutics, Inc.*	68,020
2,148	Flexion Therapeutics, Inc.*	48,523
38,340	Galapagos N.V. ADR*	4,532,555
96,946	Global Blood Therapeutics, Inc.*	5,613,173
2,931	GlycoMimetics, Inc.*	65,918
4,898	Impax Laboratories, Inc.*	95,266
5,736	Intersect ENT, Inc.*	214,240
43,166	Ionis Pharmaceuticals, Inc.*	2,267,078
171,547	Ironwood Pharmaceuticals, Inc.*	2,540,611
1,822	Jounce Therapeutics, Inc.*	44,056
851	Kala Pharmaceuticals, Inc.*	12,952
20,398	Loxo Oncology, Inc.*	2,069,785
2,947	Medicines Co.*	97,634
3,100	MyoKardia, Inc.*	159,960
5,362	NanoString Technologies, Inc.*	40,322
66,288	Nektar Therapeutics*	5,542,340
52,479	Neurocrine Biosciences, Inc.*	4,485,380
5,256	Otonomy, Inc.*	30,485
63,594	Portola Pharmaceuticals, Inc.*	3,263,008
61,131	PRA Health Sciences, Inc.*	5,566,589
1,500	Revance Therapeutics, Inc.*	48,450
9,928	Rigel Pharmaceuticals, Inc.*	39,712
23,283	Sage Therapeutics, Inc.*	4,419,113
1,600	Solid Biosciences, Inc.*	40,992
1,794	Spark Therapeutics, Inc.*	100,554
2,498	Syneos Health, Inc.*	95,798
2,183	Ultragenyx Pharmaceutical, Inc.*	116,463

		69,732,363

	Real Estate - 2.5%
807	Coresite Realty Corp. REIT	87,414
108,284	Corporate Office Properties Trust REIT	2,956,153
4,761	HFF, Inc. Class A, REIT	234,289
162,531	Kennedy-Wilson Holdings, Inc. REIT	2,884,926
118,620	LaSalle Hotel Properties REIT	3,622,655
57,379	QTS Realty Trust, Inc. Class A, REIT	2,857,474
8,606	Sunstone Hotel Investors, Inc. REIT	145,011

		12,787,922

	Retailing - 1.5%
3,136,600	Allstar Co.*(1)(2)(3)(4)	627,320
742	Burlington Stores, Inc.*	90,309
4,093	Caleres, Inc.	121,316

The Hartford Small Company Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

4,719	Core-Mark Holding Co., Inc.	$104,243
2,583	Five Below, Inc.*	167,714
500	Floor & Decor Holdings, Inc. Class A*	23,450
4,680	Michaels Cos., Inc.*	125,752
400	National Vision Holdings, Inc.*	15,648
26,907	Tory Burch LLC(1)(2)(3)(4)	1,323,577
56,674	Wayfair, Inc. Class A*	5,214,575

		7,813,904

	Semiconductors & Semiconductor Equipment - 3.3%
105,667	Axcelis Technologies, Inc.*	2,736,775
3,814	Cohu, Inc.	86,845
5,155	Entegris, Inc.	167,795
6,200	FormFactor, Inc.*	88,970
5,877	Integrated Device Technology, Inc.*	175,722
2,502	MACOM Technology Solutions Holdings, Inc.*	77,812
4,079	MaxLinear, Inc.*	105,198
1,815	MKS Instruments, Inc.	185,675
371,064	Tower Semiconductor Ltd.*	12,890,763

		16,515,555

	Software & Services - 18.7%
143,942	2U, Inc.*	10,690,572
2,275	Aspen Technology, Inc.*	176,199
1,223	Blackbaud, Inc.	117,188
4,435	Blackhawk Network Holdings, Inc.*	201,571
4,171	Blucora, Inc.*	101,772
1,229	CACI International, Inc. Class A*	172,736
248,709	Cloudera, Inc.*	4,655,832
21,278	CoStar Group, Inc.*	7,364,529
64,027	EPAM Systems, Inc.*	7,521,892
5,802	Etsy, Inc.*	108,845
2,303	Exlservice Holdings, Inc.*	139,907
48,293	Fair Isaac Corp.	8,338,269
5,361	Five9, Inc.*	139,440
200	ForeScout Technologies, Inc.*	6,084
119,070	GoDaddy, Inc. Class A*	6,576,236
37,916	GrubHub, Inc.*	2,739,431
69,600	Guidewire Software, Inc.*	5,529,720
84,822	HubSpot, Inc.*	8,231,975
1,778	j2 Global, Inc.	142,222
1,566	LogMeIn, Inc.	197,003
2,095	MAXIMUS, Inc.	142,837
260,388	Mimecast Ltd.*	8,006,931
2,700	Nutanix, Inc. Class A*	86,670
173,158	Okta, Inc.*	5,099,503
2,612	Paylocity Holding Corp.*	136,581
2,399	Pegasystems, Inc.	121,989
34,251	Proofpoint, Inc.*	3,494,287
1,432	PTC, Inc.*	104,078
1,719	Q2 Holdings, Inc.*	72,800
1,763	Science Applications International Corp.	135,134
87,663	Trade Desk, Inc. Class A*	4,249,902
98,033	Veracode, Inc. Escrow*(1)(2)(3)(4)	394,093
1,395	WEX, Inc.*	215,960
68,863	Zendesk, Inc.*	2,652,603
93,456	Zillow Group, Inc. Class C*	4,155,054
752,751	Zynga, Inc. Class A*	2,694,849

		94,914,694

	Technology Hardware & Equipment - 3.8%
4,564	Ciena Corp.*	97,122
2,375	ePlus, Inc.*	183,350
3,742	Fabrinet*	92,839
136,212	II-VI, Inc.*	5,809,442
1,997	Itron, Inc.*	146,180
1,099	Rogers Corp.*	181,093

The Hartford Small Company Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

104,928	Zebra Technologies Corp. Class A*		$12,922,933

			19,432,959

	Telecommunication Services - 0.3%
6,869	ORBCOMM, Inc.*		78,925
144,109	Vonage Holdings Corp.*		1,612,580

			1,691,505

	Transportation - 3.7%
1,961	Genesee & Wyoming, Inc. Class A*		156,586
339,500	JetBlue Airways Corp.*		7,081,970
116,983	Knight-Swift Transportation Holdings, Inc.*		5,824,583
5,729	Marten Transport Ltd.		132,913
183,011	Schneider National, Inc. Class B		5,358,562

			18,554,614

	Utilities - 0.0%
3,900	Evoqua Water Technologies Corp.*		89,154

	Total Common Stocks (cost $385,954,210)		$491,710,882

Preferred Stocks - 1.6%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,973	Sancilio & Co., Inc. *(1)(2)(3)(4)		186,876

	Retailing - 0.3%
47,489	Honest Co. *(1)(2)(3)(4)		1,679,686

	Software & Services - 1.2%
263,189	MarkLogic Corp. Series F *(1)(2)(3)(4)		2,579,252
658,164	Zuora, Inc. Series F *(1)(2)(3)(4)		3,508,014

			6,087,266

	Total Preferred Stocks (cost $8,022,087)		$7,953,828

	Total Long-Term Investments (cost $393,976,297)		$499,664,710

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
8,436,243	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(5)		8,436,243

	Total Short-Term Investments (cost $8,436,243)		$8,436,243

	Total Investments (cost $402,412,540)	100.1%	$508,100,953
	Other Assets and Liabilities	(0.1)%	(471,296)

	Total Net Assets	100.0%	$507,629,657

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.

The Hartford Small Company Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $11,122,821, which represented 2.2% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $11,122,821, which represented 2.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $11,122,821, which represented 2.2% of total net assets.
(5)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Small Company Fund

Schedule of Investments January 31,2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$488,530	$488,530	$—	$—
Banks	36,340,139	36,340,139	—	—
Capital Goods	61,047,998	61,047,998	—	—
Commercial & Professional Services	8,675,726	8,675,726	—	—
Consumer Durables & Apparel	36,783,834	36,783,834	—	—
Consumer Services	38,367,207	37,543,204	—	824,003
Diversified Financials	282,066	282,066	—	—
Energy	6,579,036	6,579,036	—	—
Food & Staples Retailing	8,200,401	8,200,401	—	—
Food, Beverage & Tobacco	8,945,141	8,945,141	—	—
Health Care Equipment & Services	24,876,788	24,876,788	—	—
Insurance	113,164	113,164	—	—
Materials	19,478,182	19,478,182	—	—
Pharmaceuticals, Biotechnology & Life Sciences	69,732,363	69,732,363	—	—
Real Estate	12,787,922	12,787,922	—	—
Retailing	7,813,904	5,863,007	—	1,950,897
Semiconductors & Semiconductor Equipment	16,515,555	16,515,555	—	—
Software & Services	94,914,694	94,520,601	—	394,093
Technology Hardware & Equipment	19,432,959	19,432,959	—	—
Telecommunication Services	1,691,505	1,691,505	—	—
Transportation	18,554,614	18,554,614	—	—
Utilities	89,154	89,154	—	—
Preferred Stocks	7,953,828	—	—	7,953,828
Short-Term Investments	8,436,243	8,436,243	—	—

Total	$508,100,953	$496,978,132	$—	$11,122,821

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2018:

(1) For the period ended January 31, 2018, there were no transfers between any levels.

	Common Stocks	Preferred Stocks	Total
Beginning balance	$2,484,729	$7,971,312	$10,456,041
Purchases	-	-	-
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	-	-
Net change in unrealized appreciation/depreciation	684,264	(17,484)	666,780
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance	$3,168,993	$7,953,828	$11,122,821

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2018 was $666,780.

The Hartford Strategic Income Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 16.9%
	Asset-Backed - Automobile - 0.3%
$ 93,900	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	$94,094
1,370,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	1,364,553

		1,458,647

	Asset-Backed - Finance & Insurance - 5.9%
	Apidos CLO
390,000	3 mo. USD LIBOR + 1.330%, 3.05%, 01/16/2027(1)(2)	391,679
415,000	3 mo. USD LIBOR + 1.430%, 3.16%, 07/18/2027(1)(2)	416,753
250,000	3 mo. USD LIBOR + 3.000%, 4.74%, 01/19/2025(1)(2)	251,625
995,000	Atrium CDO Corp. 3 mo. USD LIBOR + 3.000%, 4.72%, 07/16/2025(1)(2)	1,010,487
	Avery Point CLO Ltd.
270,000	3 mo. USD LIBOR + 1.450%, 2.84%, 08/05/2027(1)(2)	270,594
330,000	3 mo. USD LIBOR + 1.120%, 2.85%, 01/18/2025(1)(2)	330,175
425,000	Babson CLO Ltd. 3 mo. USD LIBOR + 1.430%, 3.18%, 04/20/2027(1)(2)	425,419
	Bayview Opportunity Master Fund Trust
282,244	3.11%, 09/28/2032(1)(3)	280,939
2,228,333	3.35%, 11/28/2032(1)(3)	2,217,164
95,883	3.50%, 01/28/2055(1)(4)	96,393
160,392	3.50%, 06/28/2057(1)(4)	161,437
197,697	3.50%, 01/28/2058(1)(4)	200,980
86,328	4.00%, 11/28/2053(1)(4)	87,991
166,292	4.00%, 10/28/2064(1)(4)	169,600
270,000	Carlyle Global Market Strategies CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.23%, 04/27/2027(1)(2)	269,881
296,731	Cent CLO 3 mo. USD LIBOR + 1.250%, 2.63%, 08/01/2024(1)(2)	296,594
395,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.200%, 2.65%, 05/24/2026(1)(2)	394,927
20,561	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(4)	14,493
1,684,141	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 1.65%, 01/25/2037(2)	1,070,816
	Lendmark Funding Trust
125,000	2.83%, 12/22/2025(1)	124,770
155,000	3.26%, 04/21/2025(1)	155,474
45,120	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046(1)(5)	—
250,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.160%, 2.90%, 07/23/2029(1)(2)	250,838
	Magnetite Ltd.
480,000	3 mo. USD LIBOR + 1.000%, 2.75%, 07/25/2026(1)(2)	480,545
1,165,000	3 mo. USD LIBOR + 5.150%, 6.88%, 01/18/2027(1)(2)	1,167,070
2,483,329	MFRA Trust 3.35%, 11/25/2047(1)(3)	2,468,987
100,000	Nationstar HECM Loan Trust 2.94%, 05/25/2027(1)	99,862
	NRZ Advance Receivables Trust
420,000	3.11%, 12/15/2050(1)	418,130
370,000	3.21%, 02/15/2051(1)	367,744
	Oak Hill Advisors Residential Loan Trust
95,108	3.00%, 06/25/2057(1)(3)	94,709
900,000	5.00%, 06/25/2057(1)(3)	892,455
	OneMain Financial Issuance Trust
286,000	2.37%, 09/14/2032(1)	281,676
420,000	4.10%, 03/20/2028(1)	425,234
360,000	OZLM Ltd. 3 mo. USD LIBOR + 1.450%, 3.22%, 04/30/2027(1)(2)	360,755
394,037	Pretium Mortgage Credit Partners LLC 3.33%, 12/30/2032(1)(4)	391,820

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	SoFi Consumer Loan Program LLC
$ 85,874	2.50%, 05/26/2026(1)	$85,320
72,052	2.77%, 05/25/2026(1)	71,943
91,747	3.05%, 12/26/2025(1)	92,015
480,530	3.09%, 10/27/2025(1)	487,902
112,408	3.28%, 01/26/2026(1)	113,059
	Sound Point CLO Ltd.
205,890	3 mo. USD LIBOR + 1.100%, 2.85%, 01/21/2026(1)(2)	206,115
1,119,000	3 mo. USD LIBOR + 4.600%, 6.32%, 07/15/2025(1)(2)	1,125,570
	Springleaf Funding Trust
310,000	2.68%, 07/15/2030(1)	304,795
165,000	2.90%, 11/15/2029(1)	165,418
355,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	354,319
395,000	Symphony CLO Ltd. 3 mo. USD LIBOR + 1.180%, 2.91%, 10/17/2026(1)(2)	395,250
	Towd Point Mortgage Trust
344,648	2.75%, 10/25/2056(1)(4)	342,390
85,229	2.75%, 04/25/2057(1)(4)	84,674
248,794	2.75%, 06/25/2057(1)(4)	245,980
182,058	2.75%, 07/25/2057(1)(4)	180,506
1,849,250	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(3)	1,839,090
1,515,000	Vericrest Opportunity Loan Trust 5.38%, 06/25/2047(1)(3)	1,505,873
	VOLT LX LLC
77,479	3.25%, 06/25/2047(1)(3)	77,412
1,080,000	4.63%, 10/25/2047(1)(3)	1,075,129
1,423,000	VOLT LXII LLC 4.63%, 09/25/2047(1)(3)	1,401,375
1,570,000	VOLT LXIV LLC 4.63%, 10/25/2047(1)(3)	1,541,306
350,000	Voya CLO Ltd. 3 mo. USD LIBOR + 1.450%, 3.17%, 10/14/2026(1)(2)	350,734
595,000	Wendys Funding LLC 3.88%, 03/15/2048(1)	597,975

		28,982,166

	Asset-Backed - Home Equity - 1.4%
	GSAA Home Equity Trust
702,456	1 mo. USD LIBOR + 0.070%, 1.63%, 12/25/2046(2)	402,733
1,166,705	1 mo. USD LIBOR + 0.080%, 1.64%, 02/25/2037(2)	632,166
1,182,774	1 mo. USD LIBOR + 0.180%, 1.74%, 11/25/2036(2)	608,697
1,034,445	1 mo. USD LIBOR + 0.230%, 1.79%, 04/25/2047(2)	746,607
2,577,649	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 1.73%, 11/25/2036(2)	1,202,053
22,008	Nationstar NIM Ltd. 9.79%, 03/25/2037(1)(5)	2
	New Residential Mortgage Loan Trust
280,757	1 mo. USD LIBOR + 1.500%, 3.06%, 06/25/2057(1)(2)	288,405
270,872	4.00%, 02/25/2057(1)(4)	276,648
437,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	431,427
	Soundview Home Loan Trust
2,251,000	1 mo. USD LIBOR + 0.240%, 1.80%, 07/25/2036(2)	1,971,397
115,000	1 mo. USD LIBOR + 0.250%, 1.81%, 11/25/2036(2)	100,924

		6,661,059

	Collateralized - Mortgage Obligations - 0.0%
99,627	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(4)	98,559

	Commercial Mortgage - Backed Securities - 3.8%
715,000	Banc of America Commercial Mortgage Trust 3.12%, 09/15/2048(1)(4)	457,937
100,000	Bear Stearns Commercial Mortgage Securities Trust 5.11%, 10/12/2042(4)	90,988

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

	Citigroup Commercial Mortgage Trust
$ 180,000	4.40%, 03/10/2047(1)(4)	$135,522
	Commercial Mortgage Pass-Through Certificates
981,000	4.75%, 10/15/2045(1)(4)	632,696
	Commercial Mortgage Trust
439,531	1.90%, 07/10/2046(1)(4)(6)	16,510
560,000	4.58%, 10/15/2045(1)(4)	259,986
	Credit Suisse First Boston Mortgage Securities Corp.
71,247	4.88%, 04/15/2037	69,943
	FREMF Mortgage Trust
1,010,000	3.75%, 11/25/2050(1)(4)	948,877
	FREMF Mortgage Trust
535,000	3.65%, 09/25/2024(1)(4)	503,602
1,455,000	3.68%, 11/25/2049(1)(4)	1,355,458
650,000	3.73%, 10/25/2049(1)(4)	611,891
780,000	3.84%, 08/25/2027(1)(4)	742,970
585,000	3.88%, 02/25/2024(1)(4)	557,181
1,218,000	3.94%, 09/25/2049(1)(4)	1,169,642
1,445,000	3.98%, 03/25/2027(1)(4)	1,395,311
317,000	4.02%, 11/25/2032(1)(4)	262,010
582,000	4.03%, 07/25/2027(1)(4)	546,797
575,000	4.07%, 05/25/2027(1)(4)	558,688
	GS Mortgage Securities Trust
4,283,332	0.11%, 07/10/2046(4)(6)	19,272
388,139	1.35%, 08/10/2044(1)(4)(6)	14,647
565,333	3.67%, 04/10/2047(1)	209,987
2,190,000	4.75%, 11/10/2045(1)(4)	2,106,023
175,000	4.86%, 04/10/2047(1)(4)	115,647
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(4)	381,126
485,000	4.37%, 12/15/2047(1)(4)	383,479
765,000	5.41%, 08/15/2046(1)(4)	752,087
	Morgan Stanley Bank of America Merrill Lynch Trust
390,000	4.50%, 08/15/2045(1)	279,628
	Morgan Stanley Capital Trust
465,000	5.16%, 07/15/2049(1)(4)	403,403
50,000	5.33%, 10/12/2052(1)(4)	21,997
	VNDO Mortgage Trust
870,000	3.95%, 12/13/2029(1)(4)	873,044
	Wells Fargo Commercial Mortgage Trust
15,000	4.10%, 05/15/2048(4)	13,271
	WF-RBS Commercial Mortgage Trust
900,599	3.02%, 11/15/2047(1)	519,365
2,125,000	4.79%, 11/15/2045(1)(4)	1,753,949
215,000	5.00%, 06/15/2044(1)(4)	156,338

		18,319,272

	Whole Loan Collateral CMO - 5.5%
	Alternative Loan Trust
193,573	1 mo. USD LIBOR + 0.270%, 1.83%, 01/25/2036(2)	183,632
339,833	1 mo. USD LIBOR + 0.320%, 1.88%, 11/25/2035(2)	306,032
1,125,980	5.75%, 05/25/2036	898,510
947,580	6.00%, 05/25/2036	791,501
	Angel Oak Mortgage Trust LLC
114,646	2.48%, 07/25/2047(1)(4)	113,106
256,258	3.64%, 01/25/2047(1)(4)	255,786
	Banc of America Mortgage Trust
321,949	3.59%, 09/25/2035(4)	313,552
	Bear Stearns Adjustable Rate Mortgage Trust
450,949	1 year USD CMT + 2.300%, 3.52%, 10/25/2035(2)	459,283
	Bear Stearns Alt-A Trust
134,546	1 mo. USD LIBOR + 0.500%, 2.06%, 01/25/2036(2)	139,070
	Chase Mortgage Finance Trust
1,234,756	5.50%, 11/25/2035	1,176,629
	CHL Mortgage Pass-Through Trust
850,856	3.48%, 09/25/2047(4)	794,679

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

	Connecticut Avenue Securities
$ 1,518,000	1 mo. USD LIBOR + 4.250%, 5.81%, 04/25/2029(2)	$1,723,931
	CSMC Trust
128,316	3.25%, 04/25/2047(1)(4)	129,599
	Deephaven Residential Mortgage Trust
90,502	2.45%, 06/25/2047(1)(4)	88,856
341,446	2.81%, 10/25/2047(1)(4)	338,467
62,911	3.49%, 12/26/2046(1)(4)	62,668
	Fannie Mae Connecticut Avenue Securities
2,401,000	1 mo. USD LIBOR + 2.200%, 3.76%, 01/25/2030(2)	2,435,357
525,000	1 mo. USD LIBOR + 3.550%, 5.11%, 07/25/2029(2)	572,406
1,075,000	1 mo. USD LIBOR + 4.350%, 5.91%, 05/25/2029(2)	1,202,322
462,232	1 mo. USD LIBOR + 4.900%, 6.46%, 11/25/2024(2)	529,548
262,579	1 mo. USD LIBOR + 5.700%, 7.26%, 04/25/2028(2)	302,664
185,000	1 mo. USD LIBOR + 6.000%, 7.56%, 09/25/2028(2)	219,101
	GMACM Mortgage Loan Trust
78,350	3.85%, 04/19/2036(4)	73,874
	GSR Mortgage Loan Trust
989,417	3.68%, 01/25/2036(4)	977,013
	HarborView Mortgage Loan Trust
2,005,467	1 mo. USD LIBOR + 0.240%, 1.80%, 12/19/2036(2)	1,758,263
	Impac CMB Trust
52,345	1 mo. USD LIBOR + 2.250%, 3.81%, 02/25/2036(2)	51,132
	IndyMac IMSC Mortgage Loan Trust
594,907	1 mo. USD LIBOR + 0.150%, 1.71%, 03/25/2047(2)	476,836
	JP Morgan Mortgage Trust
344,168	3.43%, 11/25/2035(4)	333,398
75,224	3.65%, 04/25/2037(4)	73,045
489,814	3.72%, 05/25/2036(4)	485,827
	LSTAR Securities Investment Ltd.
974,369	1 mo. USD LIBOR + 1.650%, 0.03%, 11/01/2022(1)	969,190
1,594,883	1 mo. USD LIBOR + 1.750%, 0.03%, 10/01/2022(1)	1,587,589
553,114	1 mo. USD LIBOR + 1.750%, 3.32%, 09/01/2022(1)(2)	553,141
686,488	1 mo. USD LIBOR + 2.000%, 3.57%, 02/01/2022(1)(2)	687,214
293,827	1 mo. USD LIBOR + 2.000%, 3.57%, 04/01/2022(1)(2)	294,168
	MASTR Adjustable Rate Mortgages Trust
188,936	3.46%, 11/21/2034(4)	193,543
	MFA Trust
85,645	2.59%, 02/25/2057(1)(4)	84,054
	New Residential Mortgage Loan Trust
185,046	3.75%, 11/26/2035(1)(4)	187,537
167,517	3.75%, 11/25/2056(1)(4)	169,719
259,850	4.00%, 03/25/2057(1)(4)	265,505
196,151	4.00%, 04/25/2057(1)(4)	200,021
238,243	4.00%, 05/25/2057(1)(4)	243,340
	Nomura Asset Acceptance Corp. Alternative Loan Trust
438,027	4.07%, 06/25/2036(4)	395,010
	Residential Accredit Loans, Inc.
1,219,466	2.46%, 11/25/2037(4)	1,061,792
	Structured Asset Mortgage Investments Trust
1,469,806	1 mo. USD LIBOR + 0.230%, 1.79%, 02/25/2036(2)	1,328,864
	Towd Point Mortgage Trust
159,976	2.25%, 04/25/2056(1)(4)	157,946
134,145	2.75%, 08/25/2055(1)(4)	132,775
	WaMu Mortgage Pass-Through Certificates Trust
42,604	1 mo. USD LIBOR + 0.420%, 1.98%, 06/25/2044(2)	41,340
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
708,764	1 mo. USD LIBOR + 0.600%, 2.16%, 07/25/2036(2)	501,072
	Wells Fargo Commercial Mortgage Trust
630,000	2.88%, 05/15/2048(1)(4)	402,500

		26,722,407

	Whole Loan Collateral PAC - 0.0%
	Alternative Loan Trust
55,759	1 mo. USD LIBOR + 0.500%, 2.06%, 12/25/2035(2)	40,734

	Total Asset & Commercial Mortgage Backed Securities (cost $81,782,498)	$82,282,844

The Hartford Strategic Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Corporate Bonds - 19.8%
		Aerospace/Defense - 0.1%
		DAE Funding LLC
	$30,000	4.50%, 08/01/2022(1)	$29,850
	30,000	5.00%, 08/01/2024(1)	29,775
		Lockheed Martin Corp.
	325,000	4.09%, 09/15/2052	330,242

			389,867

		Agriculture - 0.1%
		Kernel Holding SA
	350,000	8.75%, 01/31/2022(7)	386,750

		Auto Manufacturers - 0.3%
		Daimler Canada Finance, Inc.
CAD	200,000	2.27%, 03/26/2018	162,755
		General Motors Co.
	$610,000	5.40%, 04/01/2048	654,844
		Volkswagen Bank GmbH
EUR	85,000	1.13%, 02/08/2018(7)	105,556
		VW Credit Canada, Inc.
CAD	370,000	1.60%, 04/04/2018(7)	300,792

			1,223,947

		Auto Parts & Equipment - 0.0%
		Adient Global Holdings Ltd.
	$200,000	4.88%, 08/15/2026(1)	198,000

		Chemicals - 0.2%
		OCP S.A.
	200,000	4.50%, 10/22/2025(7)	201,532
	200,000	5.63%, 04/25/2024(7)	214,500
		Versum Materials, Inc.
	185,000	5.50%, 09/30/2024(1)	196,100
		Yingde Gases Investment Ltd.
	530,000	6.25%, 01/19/2023(1)	532,858

			1,144,990

		Commercial Banks - 7.9%
		Banca Carige S.p.A.
EUR	325,000	5.00%, 12/22/2022	399,085
		Banco Bilbao Vizcaya Argentaria S.A.
	$1,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(8)	1,664,800
		Banco de Sabadell S.A.
EUR	1,600,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(7)(8)	2,148,060
		Banco do Brasil S.A.
	$200,000	4.63%, 01/15/2025(1)	197,740
	365,000	10 year UST + 6.362%, 9.00%, 06/18/2024(2)(7)(8)	394,090
		Barclays plc
	200,000	5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(7)(8)	218,629
EUR	475,000	5 year EUR Swap + 6.750%, 8.00%, 12/15/2020(2)(8)	681,882
		BBVA Bancomer S.A.
	$720,000	5.13%, 01/18/2033(1)(4)	712,188
		BNP Paribas S.A.
	935,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(8)	922,144
	755,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(8)	823,894
		Caixa Geral de Depositos S.A.
EUR	600,000	5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(7)(8)	881,438
		CaixaBank S.A.
	600,000	5 year EUR Swap + 3.35%, 3.50%, 02/15/2027(2)(7)	802,580
	1,200,000	5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(7)(8)	1,754,310
		Canadian Imperial Bank of Commerce
CAD	65,000	3 mo.CAD CDOR + 0.660%, 2.06%, 02/08/2018(2)	52,852
		Credit Agricole S.A.
EUR	300,000	5 year EUR Swap + 5.350%, 4.75%, 09/27/2048(2)(7)	448,707
	$1,850,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(8)	2,214,850

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31,2018 (Unaudited)

		Credit Suisse Group AG
	$350,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(2)(7)(8)	$377,563
	2,140,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(8)	2,308,525
EUR	600,000	Deutsche Bank AG 4.50%, 05/19/2026	853,068
	600,000	Deutsche Pfandbriefbank AG 5 year EUR Swap + 2.750%, 2.88%, 06/28/2027(2)(7)	762,467
	600,000	Erste Group Bank AG EUSA5 + 6.204%, 6.50%, 04/15/2024(2)(7)(8)	885,535
		Goldman Sachs Group, Inc.
CAD	370,000	3.38%, 02/01/2018	300,828
	120,000	5.00%, 05/03/2018	98,382
		HSBC Holdings plc
	$1,175,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(8)	1,229,344
	200,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(2)(8)	214,250
		Intesa Sanpaolo S.p.A.
	450,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(8)	500,625
EUR	550,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(7)(8)	867,222
	$500,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(2)(8)	508,350
	375,000	Marb Bondco Plc 7.00%, 03/15/2024(7)	375,656
AUD	330,000	Morgan Stanley 7.38%, 02/22/2018(7)	266,736
	$200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/2024(7)	205,645
EUR	775,000	Novo Banco S.A 3.50%, 03/18/2043	837,115
		Novo Banco S.A.
	365,000	3.50%, 01/23/2043	394,254
	1,030,000	3.50%, 02/19/2043(7)	1,112,553
	$200,000	NRW Bank 3 mo. USD LIBOR + 0.060%, 1.63%, 06/14/2019(2)(7)	200,048
		Raiffeisen Bank International AG
EUR	500,000	6.00%, 10/16/2023(7)	781,380
	600,000	EUSA12 + 5.954%, 6.13%, 12/15/2022(2)(7)(8)	820,339
CAD	200,000	Royal Bank of Canada 3 mo. CAD CDOR + 15.000%, 1.83%, 07/30/2018	162,707
	$350,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(8)	390,688
GBP	200,000	Santander UK Group Holdings plc 5 year GBP Swap + 5.543%, 7.38%, 06/24/2022(2)(7)(8)	325,855
	$200,000	Skandinaviska Enskilda Banken AB 5 year USD Swap + 3.493%, 5.63%, 05/13/2022(2)(7)(8)	206,481
		Societe Generale S.A.
	1,125,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(8)	1,213,594
	975,000	5 year USD Swap + 6.394%, 8.25%, 11/29/2018(2)(7)(8)	1,014,897
	225,000	Standard Chartered plc 5 year USD Swap + 6.301%, 7.50%, 04/02/2022(2)(7)(8)	242,438
	970,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(1)	965,224
		UBS Group AG
	950,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(7)(8)	1,013,175
	800,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(2)(7)(8)	904,000
	750,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(7)(8)	789,934
		UniCredit S.p.A.
	720,000	5 year USD Swap + 3.703%, 5.86%, 06/19/2032(2)(7)	767,326
EUR	200,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(7)(8)	280,744
	$225,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(7)(8)	249,954
	345,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(7)	372,980
	385,000	Wells Fargo & Co. 4.40%, 06/14/2046	403,018
		Zenith Bank plc
	495,000	7.38%, 05/30/2022(1)	521,235

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

	$400,000	7.38%, 05/30/2022(7)	$421,200

			38,462,584

		Commercial Services - 0.8%
	2,203,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	2,330,113
	365,000	Cardtronics, Inc. 5.13%, 08/01/2022	353,138
	115,000	IHS Markit Ltd. 4.00%, 03/01/2026(1)	111,694
IDR	4,400,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	333,241
		United Rentals North America, Inc.
	$70,000	4.63%, 07/15/2023	72,450
	280,000	5.50%, 07/15/2025	295,400
	340,000	5.50%, 05/15/2027	357,000

			3,853,036

		Construction Materials - 0.2%
	361,000	Eagle Materials, Inc. 4.50%, 08/01/2026	374,945
	765,000	Standard Industries, Inc. 6.00%, 10/15/2025(1)	812,813

			1,187,758

		Diversified Financial Services - 0.2%
		Navient Corp.
	245,000	5.88%, 03/25/2021	252,350
	270,000	6.63%, 07/26/2021	286,875
	285,000	7.25%, 09/25/2023	307,087
	200,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR 7.00%, 01/15/2025(7)	204,500

			1,050,812

		Electric - 0.6%
	280,000	Abu Dhabi National Energy Co. PJSC 4.38%, 06/22/2026(7)	287,448
		AES Corp.
	310,000	4.88%, 05/15/2023	317,440
	215,000	5.50%, 03/15/2024	221,514
	170,000	5.50%, 04/15/2025	176,800
	490,000	Duke Energy Corp. 3.75%, 09/01/2046	468,498
EUR	160,000	Enel S.p.A. 4.88%, 02/20/2018	199,156
		NextEra Energy Operating Partners L.P.
	$15,000	4.25%, 09/15/2024(1)	15,075
	20,000	4.50%, 09/15/2027(1)	19,725
	780,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	959,540
	360,000	Pampa Energia S.A. 7.50%, 01/24/2027(7)	392,850

			3,058,046

		Energy-Alternate Sources - 0.1%
	280,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	282,520

		Engineering & Construction - 0.6%
	785,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(7)	859,575
		SBA Tower Trust
	265,000	3.17%, 04/09/2047(1)	262,336
	1,665,000	3.60%, 04/09/2043(1)	1,664,282

			2,786,193

		Entertainment - 0.0%
		WMG Acquisition Corp.
	180,000	4.88%, 11/01/2024(1)	183,600

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

	$45,000	5.00%, 08/01/2023(1)	$46,125

			229,725

		Environmental Control - 0.0%
	60,000	Clean Harbors, Inc. 5.13%, 06/01/2021	60,605
	160,000	5.25%, 08/01/2020	161,400

			222,005

		Food - 0.3%
	1,400,000	Marb BondCo plc 6.88%, 01/19/2025(1)	1,379,000

		Gas - 0.1%
	30,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	30,675
	70,000	5.63%, 05/20/2024	73,412
	250,000	5.88%, 08/20/2026	258,750

			362,837

		Healthcare-Services - 0.3%
	180,000	Community Health Systems, Inc. 5.13%, 08/01/2021	167,850
	305,000	6.25%, 03/31/2023	282,125
	340,000	LifePoint Health, Inc. 5.88%, 12/01/2023	340,425
	400,000	Rede D’or Finance SARL 4.95%, 01/17/2028(1)	395,000
	195,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	204,994

			1,390,394

		Home Builders - 0.1%
	170,000	Meritage Homes Corp. 6.00%, 06/01/2025	183,175
	485,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	505,006

			688,181

		Insurance - 0.7%
	620,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	637,050
	285,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	244,388
	50,000	7.20%, 02/15/2021	48,750
EUR	300,000	Intesa Sanpaolo Vita S.p.A. 6 Mo. EUR LIBOR + 4.817%, 4.75%, 12/17/2024(2)(7)(8)	407,812
	$330,000	MGIC Investment Corp. 5.75%, 08/15/2023	354,750
	590,000	QBE Insurance Group Ltd. 10 year USD Swap + 4.395%, 5.88%, 06/17/2046(2)(7)	635,313
EUR	300,000	Societa Cattolica di Assicurazioni 4.25%, 12/14/2047(4)(7)	386,592
	$560,000	VIVAT N.V. 6.25%, 11/16/2022(4)(7)(8)	565,600

			280,255

		Iron/Steel - 0.4%
	275,000	ArcelorMittal 6.13%, 06/01/2025	312,812
	200,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(1)	201,940
	1,110,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(1)	1,177,932
	260,000	Novolipetsk Steel via Steel Funding DAC 4.00%, 09/21/2024(1)	258,830

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31,2018 (Unaudited)

	$210,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	$218,400

			2,169,914

		IT Services - 0.0%
	175,000	NCR Corp. 5.00%, 07/15/2022	178,553

		Leisure Time - 0.0%
	115,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	114,425

		Machinery - Construction & Mining - 0.1%
	295,000	Oshkosh Corp. 5.38%, 03/01/2025	311,225

		Machinery-Diversified - 0.1%
	345,000	CNH Industrial N.V. 4.50%, 08/15/2023	359,231

		Media - 0.8%
	215,000	Altice U.S. Finance Corp. 5.50%, 05/15/2026(1)	219,838
		CCO Holdings LLC / CCO Holdings Capital Corp.
	30,000	5.13%, 02/15/2023	30,581
	225,000	5.25%, 09/30/2022	230,344
	70,000	5.75%, 09/01/2023	71,750
	10,000	5.75%, 01/15/2024	10,300
	645,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	753,026
	400,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	405,000
		DISH DBS Corp.
	275,000	5.88%, 11/15/2024	260,734
	150,000	6.75%, 06/01/2021	157,125
	430,000	Liberty Interactive LLC 8.25%, 02/01/2030	471,925
	200,000	SFR Group S.A. 7.38%, 05/01/2026(1)	197,000
		TEGNA, Inc.
	30,000	4.88%, 09/15/2021(1)	30,450
	405,000	5.50%, 09/15/2024(1)	421,200
		Viacom, Inc.
	45,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(2)	45,563
	65,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(2)	67,031
		Videotron Ltd.
	110,000	5.00%, 07/15/2022	114,675
	300,000	5.38%, 06/15/2024(1)	318,750

			3,805,292

		Mining - 0.1%
	200,000	Glencore Finance Europe Ltd. 3 mo. USD LIBOR + 1.200%, 2.59%, 05/06/2018(2)(7)	200,748
	470,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	501,725

			702,473

		Multi-National - 0.0%
INR	9,490,000	International Finance Corp. 7.10%, 03/21/2031	146,784

		Oil & Gas - 2.4%
	$350,000	Borets Finance DAC Co. 6.50%, 04/07/2022(7)	369,687
		Continental Resources, Inc.
	225,000	3.80%, 06/01/2024	220,500
	175,000	4.50%, 04/15/2023	177,187
	45,000	4.90%, 06/01/2044	44,888
	50,000	5.00%, 09/15/2022	50,625

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

	$331,000	Ecopetrol S.A. 5.88%, 05/28/2045	$349,619
	375,000	Indika Energy Capital II Pte 6.88%, 04/10/2022	391,990
		MEG Energy Corp.
	155,000	6.50%, 01/15/2025(1)	151,512
	51,000	7.00%, 03/31/2024(1)	44,179
	500,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(1)	528,960
		Petrobras Global Finance B.V.
	2,205,000	5.75%, 02/01/2029	2,181,517
	740,000	6.00%, 01/27/2028(7)	746,179
	180,000	6.13%, 01/17/2022	191,880
		Petroleos Mexicanos
	716,000	5.50%, 06/27/2044	657,940
	240,000	6.50%, 03/13/2027(1)	262,529
	170,000	6.75%, 09/21/2047(1)	177,650
		QEP Resources, Inc.
	135,000	5.25%, 05/01/2023	137,700
	180,000	5.38%, 10/01/2022	185,625
	100,381	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(1)	102,640
	290,000	SM Energy Co. 6.75%, 09/15/2026	302,325
		State Oil Co. of the Azerbaijan Republic
	285,000	4.75%, 03/13/2023(7)	291,412
	580,000	6.95%, 03/18/2030(7)	668,218
	405,000	Tullow Oil PLC 6.25%, 04/15/2022(7)	415,125
		WPX Energy, Inc.
	290,000	5.25%, 09/15/2024	293,625
	135,000	6.00%, 01/15/2022	142,087
		YPF S.A.
	28,000	6.95%, 07/21/2027(1)	28,972
	500,000	7.00%, 12/15/2047(1)	475,200
	712,000	8.50%, 07/28/2025(7)	808,120
ARS	27,918,777	16.50%, 05/09/2022(1)	1,340,083

			11,737,974

		Oil & Gas Services - 0.2%
	$705,000	Alpha Star Holding III Ltd. 6.25%, 04/20/2022(7)	724,472

		Packaging & Containers - 0.2%
	460,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	488,750
	230,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	236,187

			724,937

		Pharmaceuticals - 0.2%
	300,000	Allergan Funding SCS 3 mo. USD LIBOR + 1.080%, 2.63%, 03/12/2018(2)	300,259
	345,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	357,075
		Valeant Pharmaceuticals International, Inc.
	30,000	5.50%, 11/01/2025(1)	30,225
	15,000	6.50%, 03/15/2022(1)	15,717
	305,000	7.00%, 03/15/2024(1)	324,349

			1,027,625

		Pipelines - 0.5%
	93,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	97,814
		DCP Midstream Operating L.P.
	215,000	3.88%, 03/15/2023	214,462

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

$ 145,000	4.95%, 04/01/2022	$151,162
450,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	494,581
30,000	NGPL PipeCo LLC 4.88%, 08/15/2027(1)	30,825
200,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	228,710
665,000	Sunoco Logistics Partners Operations L.P. 5.40%, 10/01/2047	681,312
	Williams Cos., Inc.
170,000	3.70%, 01/15/2023	168,725
100,000	4.55%, 06/24/2024	102,625
75,000	5.75%, 06/24/2044	82,313

		2,252,529

	Real Estate - 0.2%
815,000	KWG Property Holding Ltd. 6.00%, 09/15/2022(7)	812,850

	Real Estate Investment Trusts - 0.1%
	Equinix, Inc.
100,000	5.38%, 04/01/2023	102,750
355,000	5.88%, 01/15/2026	377,187
50,201	VICI Properties LLC / VICI FC, Inc. 8.00%, 10/15/2023	56,351

		536,288

	Retail - 0.3%
945,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	977,839
30,000	Lithia Motors, Inc. 5.25%, 08/01/2025(1)	30,900
255,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	249,900

		1,258,639

	Semiconductors - 0.2%
	Sensata Technologies B.V.
300,000	5.00%, 10/01/2025(1)	311,250
245,000	5.63%, 11/01/2024(1)	266,744
355,000	STATS ChipPAC Pte Ltd. 8.50%, 11/24/2020(7)	373,637

		951,631

	Software - 0.2%
	First Data Corp.
300,000	5.00%, 01/15/2024(1)	307,875
140,000	5.38%, 08/15/2023(1)	144,375
	MSCI, Inc.
240,000	4.75%, 08/01/2026(1)	244,800
45,000	5.25%, 11/15/2024(1)	46,845
105,000	5.75%, 08/15/2025(1)	111,300
300,000	Open Text Corp. 5.88%, 06/01/2026(1)	315,750

		1,170,945

	Telecommunications - 1.1%
	AT&T, Inc.
500,000	4.75%, 05/15/2046	484,333
650,000	5.15%, 02/14/2050	657,492
250,000	Digicel Group Ltd. 8.25%, 09/30/2020(7)	247,813
360,000	IHS Netherlands Holdco B.V. 9.50%, 10/27/2021(7)	383,856
200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	202,000
1,280,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(1)	1,325,691

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

		Nokia Oyj
	$300,000	4.38%, 06/12/2027	$291,210
	250,000	6.63%, 05/15/2039	273,750
	329,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	351,207
	330,000	Sprint Corp. 7.13%, 06/15/2024	334,676
		Telecom Italia Capital S.A.
	315,000	6.00%, 09/30/2034	350,438
	40,000	6.38%, 11/15/2033	46,000
	340,000	Verizon Communications, Inc. 4.52%, 09/15/2048	338,980

			5,287,446

		Transportation - 0.1%
	565,000	Rumo Luxembourg Sarl 7.38%, 02/09/2024(7)	616,556

		Total Corporate Bonds (cost $93,202,981)	$96,466,689

Foreign Government Obligations - 27.8%
		Argentina - 2.8%
		Argentina Treasury Bill
	2,040,411	3.05%, 06/15/2018	2,017,124
	608,721	3.12%, 05/24/2018	603,036
	1,084,202	3.26%, 04/27/2018	1,076,893
		Argentine Republic Government International Bond
EUR	3,150,000	2.26%, 12/31/2038(3)	2,821,811
	$435,000	2.50%, 12/31/2038(3)	304,935
EUR	100,000	3.38%, 01/15/2023	125,086
	1,110,000	5.25%, 01/15/2028	1,400,280
	$880,000	6.88%, 04/22/2021	938,520
	2,475,000	6.88%, 01/26/2027	2,609,887
	764,111	8.28%, 12/31/2033	867,266
		Provincia de Buenos Aires
	475,000	9.13%, 03/16/2024(7)	540,313
	150,045	9.95%, 06/09/2021(1)	168,502

			13,473,653

		Armenia - 0.1%
	300,000	Republic of Armenia International Bond 7.15%, 03/26/2025(7)	343,650

		Australia - 0.1%
AUD	400,000	Australia Government Bond 5.50%, 04/21/2023(7)	370,264

		Austria - 0.2%
		Austria Government Bond
EUR	155,000	0.75%, 10/20/2026(1)(7)	193,017
	420,000	1.65%, 10/21/2024(1)(7)	563,747
	350,000	1.95%, 06/18/2019(1)(7)	449,089

			1,205,853

		Azerbaijan - 0.5%
		Republic of Azerbaijan International Bond
	$170,000	3.50%, 09/01/2032(1)	150,292
	430,000	3.50%, 09/01/2032(7)	380,151
	1,205,000	4.75%, 03/18/2024(7)	1,255,007
	630,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(7)	720,437

			2,505,887

		Belgium - 0.3%
		Belgium Government Bond
EUR	125,000	0.80%, 06/22/2027(1)(7)	154,623
	505,000	2.60%, 06/22/2024(1)(7)	714,382

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	350,000	3.75%, 09/28/2020(1)(7)	$ 481,679

			1,350,684

		Brazil - 0.8%
		Brazil Letras do Tesouro Nacional
BRL	3,126,000	8.45%, 01/01/2020	847,014
	958,000	9.23%, 07/01/2020	247,289
		Brazil Notas do Tesouro Nacional
	582,883	6.00%, 08/15/2050(9)	207,969
	1,164,000	10.00%, 01/01/2021	377,348
		Brazilian Government International Bond
	$625,000	4.63%, 01/13/2028	620,937
	1,715,000	5.00%, 01/27/2045	1,588,090

			3,888,647

		Bulgaria - 0.1%
EUR	455,000	Bulgaria Government International Bond 3.13%, 03/26/2035(7)	628,457

		Canada - 0.2%
		Canadian Government Bond
CAD	165,000	0.75%, 03/01/2021	129,310
	150,000	1.00%, 09/01/2022	116,177
	575,000	1.75%, 09/01/2019	467,218
	165,000	2.25%, 06/01/2025	134,104
	295,000	City of Toronto Canada 4.95%, 06/27/2018	243,044

			1,089,853

		Cayman Islands - 0.1%
		KSA Sukuk Ltd.
	$200,000	2.89%, 04/20/2022(1)	197,076
	200,000	2.89%, 04/20/2022(7)	197,076

			394,152

		Colombia - 0.9%
		Colombia Government International Bond
	1,155,000	3.88%, 04/25/2027	1,164,817
	470,000	4.00%, 02/26/2024	484,100
	500,000	4.50%, 01/28/2026	530,500
	1,135,000	5.00%, 06/15/2045	1,192,885
COP	2,743,100,000	Colombian TES 10.00%, 07/24/2024	1,166,532

			4,538,834

		Costa Rica - 0.0%
	$200,000	Costa Rica Government International Bond 7.00%, 04/04/2044(7)	209,500

		Croatia - 0.7%
		Croatia Government International Bond
EUR	155,000	2.75%, 01/27/2030(7)	196,023
	1,715,000	3.00%, 03/11/2025(7)	2,304,389
	100,000	3.00%, 03/20/2027(7)	133,777
	250,000	3.88%, 05/30/2022(7)	346,188
	$200,000	5.50%, 04/04/2023(7)	217,907

			3,198,284

		Denmark - 0.1%
		Denmark Government Bond
DKK	750,000	1.75%, 11/15/2025	137,392
	1,745,000	4.00%, 11/15/2019	314,785

			452,177

		Dominican Republic - 0.3%
		Dominican Republic International Bond
	$565,000	5.50%, 01/27/2025(7)	590,425
	360,000	5.88%, 04/18/2024(7)	385,200
	165,000	6.60%, 01/28/2024(7)	183,150

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	$260,000	7.45%, 04/30/2044(7)	$307,450

			1,466,225

		Egypt - 0.1%
	350,000	Egypt Government International Bond 7.50%, 01/31/2027(7)	391,125

		Finland - 0.1%
		Finland Government Bond
EUR	100,000	0.50%, 04/15/2026(1)(7)	122,933
	225,000	1.50%, 04/15/2023(1)(7)	298,131

			421,064

		France - 0.8%
		France Government Bond OAT
	630,000	0.00%, 05/25/2020(7)(10)	788,777
	985,000	0.00%, 05/25/2022(7)(10)	1,220,151
	225,000	1.00%, 11/25/2018(7)	282,863
	1,075,000	3.00%, 04/25/2022(7)	1,503,747

			3,795,538

		Ghana - 0.2%
		Ghana Government International Bond
	$200,000	7.88%, 08/07/2023(7)	217,600
	520,000	8.13%, 01/18/2026(7)	573,362

			790,962

		Honduras - 0.0%
	150,000	Honduras Government International Bond 6.25%, 01/19/2027(1)	161,067

		Hungary - 1.3%
		Hungary Government International Bond
	3,492,000	5.38%, 02/21/2023	3,844,832
	1,120,000	6.25%, 01/29/2020	1,195,013
	970,000	6.38%, 03/29/2021	1,067,970

			6,107,815

		India - 0.0%
INR	10,000,000	India Government Bond 8.15%, 11/24/2026	161,704

		Indonesia - 1.4%
		Indonesia Government International Bond
	$390,000	3.85%, 07/18/2027(1)	396,183
	335,000	4.75%, 01/08/2026(7)	359,138
	200,000	4.75%, 07/18/2047(1)	207,698
	555,000	5.13%, 01/15/2045(7)	603,185
	330,000	5.25%, 01/08/2047(7)	365,595
	845,000	5.88%, 01/15/2024(7)	953,355
	775,000	6.63%, 02/17/2037(7)	973,255
	200,000	6.75%, 01/15/2044(7)	263,819
	1,460,000	7.75%, 01/17/2038(7)	2,048,564
	220,000	8.50%, 10/12/2035(7)	323,742
		Perusahaan Penerbit SBSN Indonesia III
	200,000	3.40%, 03/29/2022(1)	201,000
	200,000	4.15%, 03/29/2027(1)	204,000

			6,899,534

		Ireland - 0.1%
		Ireland Government Bond
EUR	205,000	3.40%, 03/18/2024(7)	299,985
	85,000	5.40%, 03/13/2025	140,440

			440,425

		Israel - 0.0%
	$200,000	Israel Government International Bond 4.50%, 01/30/2043	212,724

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

		Italy - 1.2%
		Italy Buoni Poliennali Del Tesoro
EUR	170,000	0.35%, 06/15/2020	$212,685
	240,000	0.95%, 03/15/2023	298,301
	820,000	1.20%, 04/01/2022	1,042,321
	455,000	1.50%, 08/01/2019	579,705
	415,000	3.75%, 09/01/2024	591,963
	415,000	4.50%, 02/01/2018	515,243
	815,000	4.75%, 09/01/2021	1,168,095
	425,000	Italy Certificati di Credito del Tesoro Bonds 0.00%, 03/28/2018(10)	527,991
	590,000	Italy Certificati di Credito del Tesoro/ CCTS-eu 6 mo. EUR LIBOR + 1.000%, 0.73%, 04/15/2018(2)	734,192

			5,670,496

		Ivory Coast - 0.2%
		Ivory Coast Government International Bond
	$355,320	5.75%, 12/31/2032(3)(7)	352,371
	715,000	6.13%, 06/15/2033(1)	732,168

			1,084,539

		Japan - 0.4%
		Japan Government Five Year Bond
JPY	93,900,000	0.10%, 06/20/2020	864,195
	50,000,000	0.30%, 09/20/2018	459,242
	72,900,000	Japan Government Ten Year Bond 1.10%, 03/20/2021	692,620

			2,016,057

		Kuwait - 0.0%
	$200,000	Kuwait International Government Bond 3.50%, 03/20/2027(7)	199,120

		Malaysia - 0.3%
		Malaysia Government Bond
MYR	1,266,000	3.80%, 09/30/2022	325,308
	440,000	3.96%, 09/15/2025	112,485
	3,415,000	4.05%, 09/30/2021	888,814
	575,000	5.73%, 07/30/2019	152,766

			1,479,373

		Mexico - 1.0%
		Mexican Bonos
MXN	3,969,600	6.50%, 06/09/2022	205,250
	1,749,000	8.00%, 06/11/2020	94,982
	2,011,400	10.00%, 12/05/2024	122,370
		Mexico Government International Bond
	$826,000	4.35%, 01/15/2047	780,157
	1,360,000	4.75%, 03/08/2044	1,358,640
	2,022,000	6.05%, 01/11/2040	2,345,520

			4,906,919

		Mongolia - 0.2%
		Mongolia Government International Bond
	760,000	5.13%, 12/05/2022(7)	761,903
	400,000	5.63%, 05/01/2023(1)	408,003

			1,169,906

		Morocco - 0.2%
		Morocco Government International Bond
EUR	180,000	3.50%, 06/19/2024(7)	251,125
	$425,000	5.50%, 12/11/2042(7)	481,157

			732,282

		Netherlands - 0.4%
		Netherlands Government Bond
EUR	105,000	0.00%, 01/15/2022(1)(7)(10)	130,722
	435,000	0.25%, 01/15/2020	548,134
	230,000	0.75%, 07/15/2027(1)(7)	286,101

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

EUR	435,000	1.25%, 01/15/2019(1)(7)	$549,472
	340,000	2.00%, 07/15/2024(1)(7)	467,025

			1,981,454

		Nigeria - 0.2%
		Nigeria Government International Bond
	$415,000	6.50%, 11/28/2027(1)	430,596
	200,000	7.88%, 02/16/2032(1)	225,820
	200,000	7.88%, 02/16/2032(7)	225,820

			882,236

		Norway - 0.1%
		Norway Government Bond
NOK	375,000	1.75%, 02/17/2027(1)(7)	48,389
	295,000	2.00%, 05/24/2023(1)(7)	39,428
	1,305,000	3.75%, 05/25/2021(1)(7)	183,888

			271,705

		Oman - 0.7%
		Oman Government International Bond
	$275,000	4.13%, 01/17/2023(1)	271,277
	200,000	5.38%, 03/08/2027(1)	200,398
	1,430,000	5.63%, 01/17/2028(1)	1,439,910
	1,400,000	6.75%, 01/17/2048(1)	1,423,800

			3,335,385

		Paraguay - 0.0%
	200,000	Paraguay Government International Bond 4.70%, 03/27/2027(1)	207,750

		Poland - 0.4%
PLN	480,000	Poland Government Bond 5.25%, 10/25/2020	155,949
		Republic of Poland Government Bond
	1,658,000	2.00%, 04/25/2021	493,128
	185,000	2.50%, 07/25/2026	51,871
	155,000	2.50%, 07/25/2027	42,824
	3,135,000	4.00%, 10/25/2023	990,148

			1,733,920

		Qatar - 0.5%
	$990,000	Qatar Government International Bond 2.38%, 06/02/2021(7)	961,389
	1,385,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(7)	1,443,863

			2,405,252

		Romania - 0.5%
		Romanian Government International Bond
EUR	1,033,000	2.88%, 10/28/2024(7)	1,420,917
	560,000	3.88%, 10/29/2035(7)	759,670

			2,180,587

		Russia - 2.5%
		Russian Federal Bond - OFZ
RUB	55,750,000	7.00%, 08/16/2023	999,247
	11,014,000	7.10%, 10/16/2024	197,050
	30,290,000	8.50%, 09/17/2031	591,541
		Russian Foreign Bond - Eurobond
	$400,000	4.25%, 06/23/2027(1)	410,314
	400,000	4.25%, 06/23/2027(7)	410,314
	1,200,000	4.75%, 05/27/2026(7)	1,275,300
	2,800,000	4.88%, 09/16/2023(7)	2,990,288
	2,100,000	5.00%, 04/29/2020(7)	2,189,577
	200,000	5.25%, 06/23/2047(1)	210,500
	2,000,000	5.25%, 06/23/2047(7)	2,105,000
	400,000	5.63%, 04/04/2042(7)	448,000

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	$200,000	5.88%, 09/16/2043(7)	$231,131

			12,058,262

		Saudi Arabia - 0.3%
		Saudi Government International Bond
	675,000	2.88%, 03/04/2023(1)	659,812
	475,000	2.88%, 03/04/2023(7)	464,313
	225,000	3.63%, 03/04/2028(1)	219,938
	220,000	4.63%, 10/04/2047(1)	219,175

			1,563,238

		Senegal - 0.1%
		Senegal Government International Bond
	200,000	6.25%, 07/30/2024(7)	212,720
	200,000	6.25%, 05/23/2033(1)	209,124

			421,844

		Singapore - 0.0%
		Singapore Government Bond
SGD	150,000	2.25%, 06/01/2021	116,233
	130,000	3.00%, 09/01/2024	104,799

			221,032

		Slovenia - 0.0%
EUR	70,000	Slovenia Government Bond 4.00%, 03/22/2018(7)	87,360

		South Africa - 0.9%
		Republic of South Africa Government Bond
ZAR	24,740,000	6.25%, 03/31/2036	1,523,706
	4,145,000	8.00%, 01/31/2030	325,208
	970,000	10.50%, 12/21/2026	92,110
		Republic of South Africa Government International Bond
	$870,000	4.30%, 10/12/2028	838,718
	1,130,000	4.85%, 09/27/2027	1,144,014
	200,000	5.38%, 07/24/2044	199,664

			4,123,420

		Spain - 0.9%
EUR	245,000	Instituto de Credito Oficial 4.88%, 02/01/2018(7)	304,180
		Spain Government Bond
	170,000	0.05%, 01/31/2021	211,256
	255,000	0.25%, 04/30/2018	317,099
	420,000	0.25%, 01/31/2019	524,666
	160,000	1.15%, 07/30/2020	204,815
	445,000	1.30%, 10/31/2026(1)(7)	555,006
	155,000	1.95%, 04/30/2026(1)(7)	203,936
	840,000	2.75%, 10/31/2024(1)(7)	1,174,251
	200,000	5.40%, 01/31/2023(1)(7)	309,081
	520,000	5.50%, 04/30/2021(1)(7)	759,189

			4,563,479

		Sri Lanka - 0.2%
		Sri Lanka Government International Bond
	$245,000	6.20%, 05/11/2027(1)	257,629
	240,000	6.20%, 05/11/2027(7)	252,371
	600,000	6.85%, 11/03/2025(7)	656,260

			1,166,260

		Supranational - 0.7%
IDR	15,697,300,000	European Bank for Reconstruction & Development 6.45%, 12/13/2022(7)	1,191,827
		International Finance Corp.
MXN	23,210,000	7.75%, 01/18/2030	1,199,499
INR	55,140,000	7.80%, 06/03/2019	883,605

			3,274,931

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

		Sweden - 0.0%
		Sweden Government Bond
SEK	500,000	1.00%, 11/12/2026	$64,910
	1,215,000	1.50%, 11/13/2023(1)(7)	164,565

			229,475

		Switzerland - 0.0%
CHF	50,000	Switzerland Government Bond 2.00%, 05/25/2022(7)	59,522

		Tajikistan - 0.0%
	$200,000	Republic of Tajikistan International Bond 7.13%, 09/14/2027(1)	194,560

		Thailand - 0.3%
		Thailand Government Bond
THB	8,590,000	3.63%, 06/16/2023	298,498
	26,010,000	3.85%, 12/12/2025	927,051

			1,225,549

		Tunisia - 0.2%
		Banque Centrale de Tunisie International Bond
EUR	415,000	5.63%, 02/17/2024(7)	542,345
	$285,000	5.75%, 01/30/2025(7)	282,321

			824,666

		Turkey - 2.3%
		Turkey Government Bond
TRY	950,000	9.40%, 07/08/2020	235,945
	3,745,000	11.00%, 03/02/2022	967,005
		Turkey Government International Bond
	$1,695,000	3.25%, 03/23/2023	1,602,216
	200,000	4.88%, 10/09/2026	194,920
	3,635,000	4.88%, 04/16/2043	3,115,922
	220,000	5.63%, 03/30/2021	230,538
	940,000	5.75%, 03/22/2024	991,006
	1,825,000	5.75%, 05/11/2047	1,732,837
	695,000	6.00%, 03/25/2027	730,445
	1,100,000	6.75%, 04/03/2018	1,107,425
	175,000	6.88%, 03/17/2036	192,515

			11,100,774

		Ukraine - 0.6%
		Ukraine Government International Bond
	620,000	7.38%, 09/25/2032(1)	629,140
	930,000	7.75%, 09/01/2021(1)	1,012,212
	1,350,000	7.75%, 09/01/2027(7)	1,441,341

			3,082,693

		United Arab Emirates - 0.5%
		Abu Dhabi Government International Bond
	1,015,000	2.50%, 10/11/2022(1)	986,580
	480,000	2.50%, 10/11/2022(7)	466,560
	860,000	3.13%, 10/11/2027(1)	825,239

			2,278,379

		United Kingdom - 0.3%
		United Kingdom Gilt
GBP	295,000	0.50%, 07/22/2022(7)	409,830
	120,000	1.50%, 01/22/2021(7)	173,755
	315,000	1.75%, 07/22/2019(7)	454,485
	285,000	2.00%, 07/22/2020(7)	417,032

			1,455,102

		Uruguay - 0.0%
UYU	1,087,000	Uruguay Government International Bond 9.88%, 06/20/2022(1)	39,694

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Venezuela - 0.4%
	Venezuela Government International Bond
$ 4,139,000	7.75%, 10/13/2019(5)(7)	$1,076,140
380,000	9.00%, 05/07/2023(5)(7)	98,800
800,000	9.25%, 05/07/2028(5)(7)	216,000
2,115,300	12.75%, 08/23/2022(7)	602,861

		1,993,801

	Zambia - 0.1%
425,000	Zambia Government International Bond 8.97%, 07/30/2027(7)	471,423

	Total Foreign Government Obligations (cost $132,254,226)	$135,190,523

Municipal Bonds - 2.6%
	Education - 0.3%
	Chicago, IL, Board of Education
$ 470,000	5.18%, 12/01/2021	465,314
335,000	6.14%, 12/01/2039	315,948
675,000	Chicago. IL, Board of Education 5.48%, 12/01/2024	658,638

		1,439,900

	General - 0.8%
1,165,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	1,557,943
	Puerto Rico Commonwealth Government Employees Retirement System
470,000	5.85%, 07/01/2023	171,550
3,180,000	6.15%, 07/01/2038	1,160,700
2,435,000	6.30%, 07/01/2043	888,775

		3,778,968

	General Obligation - 1.5%
1,030,000	California State, GO Taxable 7.35%, 11/01/2039	1,535,637
	City of Chicago, IL, GO
970,000	7.05%, 01/01/2029	1,048,657
815,000	7.38%, 01/01/2033	927,560
4,585,000	Commonwealth of Puerto Rico, GO 8.00%, 07/01/2035(5)	1,228,780
	Illinois State, GO
2,495,000	5.10%, 06/01/2033	2,428,783
20,000	5.16%, 02/01/2018	20,000
70,000	5.67%, 03/01/2018	70,186
15,000	5.88%, 03/01/2019	15,412

		7,275,015

	Total Municipal Bonds (cost $13,178,696)	$12,493,883

Senior Floating Rate Interests - 24.5%(11)
	Advertising - 0.3%
681,437	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 09/26/2021	591,337
889,049	Entravision Communications Corporation 1 mo. USD LIBOR + 2.750%, 4.32%, 11/29/2024	892,943

		1,484,280

	Aerospace/Defense - 0.6%
665,027	Fly Funding II S.a.r.l. 3 mo. USD LIBOR + 2.250%, 3.40%, 02/09/2023	666,690
	TransDigm, Inc.
1,820,017	1 mo. USD LIBOR + 2.750%, 4.32%, 05/14/2022	1,835,323
228,850	1 mo. USD LIBOR + 3.000%, 4.67%, 08/22/2024	230,630

		2,732,643

	Agriculture - 0.2%
885,220	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 8.82%, 11/15/2021	829,894

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

		Auto Manufacturers - 0.1%
	$576,182	Jaguar Holding Co. 3 mo. USD LIBOR + 2.750%, 4.39%, 08/18/2022	$580,071

		Beverages - 0.0%
	189,536	Refresco Group BV 0.00%, 09/26/2024(12)	190,010

		Biotechnology - 0.1%
	617,516	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/15/2022	619,060

		Chemicals - 0.7%
	360,000	Avantor, Inc. 3 mo. USD LIBOR + 4.000%, 5.56%, 11/21/2024	364,950
	536,249	Chemours Co. 1 mo. USD LIBOR + 2.500%, 4.08%, 05/12/2022	540,159
EUR	150,000	Diamond (BC) B.V. EURIBOR + 3.250%, 0.00%, 09/06/2024(12)	184,903
	$469,209	MacDermid, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 06/07/2023	472,531
	247,731	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 3.85%, 02/14/2024	249,279
	679,684	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 4.85%, 06/09/2023	686,481
	157,000	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	158,402
	362,308	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 09/22/2024	365,543
	440,558	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 07/01/2024	444,598

			3,466,846

		Coal - 0.2%
	255,032	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 4.250%, 5.81%, 08/04/2020	167,046
	1,052,050	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.44%, 03/28/2022	1,015,228

			1,182,274

		Commercial Services - 1.6%
	239,400	Ascend Learning LLC 1 mo. USD LIBOR + 3.250%, 4.57%, 07/12/2024	240,298
		Brickman Group Ltd. LLC
	982,019	3 mo. USD LIBOR + 3.000%, 4.57%, 12/18/2020	988,157
	124,043	1 mo. USD LIBOR + 6.500%, 8.06%, 12/17/2021	124,787
	153,685	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 7.58%, 03/24/2025	156,759
	320,088	Hertz Corp. 1 mo. USD LIBOR + 2.750%, 0.00%, 06/30/2023(12)	320,338
	154,312	KAR Auction Services, Inc. 3 mo. USD LIBOR + 2.500%, 4.25%, 03/09/2023	155,790
	781,102	PSAV Holdings LLC 3 mo. USD LIBOR + 3.500%, 5.05%, 04/27/2024	783,054
	1,079,701	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 11/15/2023	1,084,852
	764,142	Russell Investment 3 mo. USD LIBOR + 4.250%, 5.94%, 06/01/2023	769,300
	377,150	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/06/2024	369,607
EUR	600,000	Techem GmbH 0.00%, 10/02/2024(12)	747,306
	$1,144,686	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/01/2024	1,149,700
	270,000	Weight Watchers International, Inc. 1 mo. USD LIBOR + 4.750%, 6.43%, 11/29/2024	273,121

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	$594,000	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 12/07/2023	$599,690

			7,762,759

		Distribution/Wholesale - 0.2%
	265,000	Beacon Roofing Supply, Inc. 3.82%, 01/02/2025	266,940
	936,587	PowerTeam Services LLC 3 mo. USD LIBOR + 3.250%, 4.94%, 05/06/2020	939,322

			1,206,262

		Diversified Financial Services - 0.7%
	377,150	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.44%, 04/04/2024	379,768
	225,000	Duff & Phelps Corp. 3 mo. USD LIBOR + 3.250%, 4.94%, 10/14/2024	226,856
	674,900	EVO Payments International LLC 1 mo. USD LIBOR + 5.000%, 5.57%, 12/22/2023	683,336
	725,000	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 12/27/2022	734,664
	523,688	GreenSky Holdings LLC 1 mo. USD LIBOR + 4.000%, 5.63%, 08/26/2024	524,997
EUR	430,000	Nets Holding A/S 0.00%, 11/27/2024(12)	535,089
	$123,750	NFP Corp. 1 mo. USD LIBOR + 3.500%, 4.57%, 01/08/2024	125,026
	198,000	RP Crown Parent LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 10/12/2023	199,196

			3,408,932

		Electric - 0.3%
	815,000	Chief Exploration & Development LLC 3 mo. USD LIBOR + 6.500%, 7.96%, 05/16/2021	811,944
	347,439	Helix Gen Funding LLC 3 mo. USD LIBOR + 3.750%, 5.44%, 06/02/2024	350,524
	139,301	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.08%, 09/20/2024	141,216
	343,106	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 02/21/2021	301,076

			1,604,760

		Electronics - 0.1%
	571,735	Ceridian LLC 5.07%, 09/15/2020	574,736

		Energy-Alternate Sources - 0.5%
	865,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 5.77%, 10/31/2024	875,276
	805,000	Circor International, Inc. 3 mo. USD LIBOR + 3.500%, 5.05%, 11/20/2024	811,038
	220,000	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 4.82%, 10/30/2024	221,100
		TEX Operations Co. LLC
	65,385	3 mo. USD LIBOR + 2.750%, 4.06%, 08/04/2023	65,863
	361,350	1 mo. USD LIBOR + 2.750%, 4.07%, 08/04/2023	363,995

			2,337,272

		Engineering & Construction - 0.2%
	945,250	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.00%, 06/21/2024	956,640

		Entertainment - 0.1%
	395,020	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 4.82%, 10/03/2023	398,848
	264,338	Scientific Games International, Inc. 2 mo. USD LIBOR + 3.250%, 4.82%, 08/14/2024	265,696

			664,544

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

	Environmental Control - 0.1%
$ 417,118	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.750%, 3.72%, 11/10/2023	$419,629

	Food - 0.4%
522,710	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/03/2022	525,976
326,902	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.10%, 10/30/2022	324,368
845,750	Post Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 3.83%, 05/24/2024	850,681

		1,701,025

	Food Service - 0.1%
245,000	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/11/2025	247,041

	Healthcare-Products - 0.4%
497,480	Air Medical Group Holdings, Inc. 1 mo. USD LIBOR + 4.000%, 5.68%, 04/28/2022	501,460
469,844	INC Research LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/01/2024	471,751
258,700	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 4.94%, 02/02/2024	258,894
513,713	Parexel International Corp. 3 mo. USD LIBOR + 3.000%, 4.32%, 09/27/2024	517,437
212,313	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 09/07/2023	166,771

		1,916,313

	Healthcare-Services - 1.3%
428,571	Air Medical Group Holdings, Inc. 0.00%, 09/07/2024(12)	433,607
283,030	American Renal Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 06/14/2024	282,676
174,150	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 5.75%, 07/01/2021	151,510
	Community Health Systems, Inc.
201,523	3 mo. USD LIBOR + 2.750%, 4.23%, 12/31/2019	198,753
524,942	3 mo. USD LIBOR + 3.000%, 4.48%, 01/27/2021	514,743
265,000	Davis Vision Incorporated 3 mo. USD LIBOR + 3.000%, 4.49%, 11/01/2024	267,981
	DuPage Medical Group, Ltd.
488,775	3 mo. USD LIBOR + 3.000%, 4.42%, 08/15/2024	492,441
210,000	3 mo. USD LIBOR + 7.000%, 8.42%, 08/15/2025	210,263
748,094	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.58%, 12/01/2023	750,585
212,321	Genoa, a QoL Healthcare Co. LLC 1 mo. USD LIBOR + 3.250%, 4.82%, 10/28/2023	213,382
1,078,494	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 06/07/2023	1,085,742
199,500	Opal Acquisition, Inc. 3 mo. USD LIBOR + 4.000%, 5.69%, 11/27/2020	192,974
535,244	Ortho-Clinical Diagnostics S.A. 3 mo. USD LIBOR + 3.750%, 5.44%, 06/30/2021	539,761
189,525	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 4.83%, 09/02/2024	189,682
891,305	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 5.94%, 12/31/2022	891,581

		6,415,681

	Household Products - 0.1%
575,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.65%, 09/06/2024	572,125

	Household Products/Wares - 0.1%
319,200	Galleria Co. 1 mo. USD LIBOR + 3.000%, 4.63%, 09/29/2023	320,997

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

	Housewares - 0.1%
$ 234,413	Hayward Industries, Inc. 1 mo. USD LIBOR + 3.500%, 5.07%, 08/05/2024	$236,072

	Insurance - 1.1%
	Asurion LLC
1,491,994	1 mo. USD LIBOR + 2.750%, 4.32%, 08/04/2022	1,502,721
296,670	1 mo. USD LIBOR + 3.000%, 4.57%, 11/03/2023	298,895
375,000	1 mo. USD LIBOR + 6.000%, 7.57%, 08/04/2025	386,719
491,825	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.06%, 04/17/2020	485,677
308,431	HUB International Ltd. 3 mo. USD LIBOR + 3.000%, 4.41%, 10/02/2020	310,464
	Sedgwick Claims Management Services, Inc.
1,229,974	1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2021	1,232,828
515,000	1 mo. USD LIBOR + 5.750%, 7.32%, 02/28/2022	520,794
837,900	USI, Inc. 3 mo. USD LIBOR + 3.000%, 4.69%, 05/16/2024	841,461

		5,579,559

	IT Services - 0.1%
379,447	iPayment, Inc. 3 mo. USD LIBOR + 5.000%, 6.62%, 04/11/2023	384,190
248,750	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 07/01/2024	251,237

		635,427

	Leisure Time - 1.7%
	Aristocrat Leisure Ltd.
280,000	3 mo. USD LIBOR + 2.000%, 3.74%, 10/19/2024	281,982
525,000	3 mo. USD LIBOR + 2.000%, 3.75%, 10/20/2021	529,594
1,873,387	Caesars Resort Collection LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 12/22/2024	1,895,174
2,155,843	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.07%, 02/21/2024	2,163,389
451,982	Eldorado Resorts LLC 3 mo. USD LIBOR + 2.250%, 3.84%, 04/17/2024	454,807
	Golden Entertainment, Inc.
1,480,000	1 mo. USD LIBOR + 3.000%, 4.57%, 10/20/2024	1,489,250
550,000	8.57%, 10/20/2025	552,750
385,000	NCL Corp. Ltd. 1 mo. USD LIBOR + 1.750%, 3.30%, 10/10/2021	385,481
381,726	Town Sports International, Inc. 5.07%, 11/15/2020	368,843

		8,121,270

	Lodging - 0.3%
406,023	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 3.97%, 09/15/2023	408,817
850,000	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/06/2024	855,312

		1,264,129

	Machinery-Construction & Mining - 0.3%
1,152,691	American Rock Salt Co. LLC 1 mo. USD LIBOR + 3.750%, 5.23%, 05/20/2021	1,157,740
268,899	Utility One Source L.P. 1 mo. USD LIBOR + 5.500%, 7.07%, 04/18/2023	274,950

		1,432,690

	Machinery-Diversified - 0.6%
	Gardner Denver, Inc.
EUR 1,027,425	EURIBOR + 3.000%, 3.00%, 07/30/2024	1,275,599
$ 278,396	3 mo. USD LIBOR + 2.750%, 4.44%, 07/30/2024	279,599
1,151,481	Gates Global LLC 3 mo. USD LIBOR + 3.000%, 4.44%, 04/01/2024	1,159,692

		2,714,890

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

	Media - 2.6%
$ 951,368	Advantage Sales & Marketing, Inc. 3 mo. USD LIBOR + 3.250%, 5.02%, 07/23/2021	$939,476
	Altice Financing S.A.
EUR 129,675	EURIBOR + 2.750%, 2.75%, 01/31/2026	158,842
$ 802,988	3 mo. USD LIBOR + 2.750%, 4.47%, 01/31/2026	790,943
960,375	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.58%, 04/30/2025	965,628
445,000	CSC Holdings LLC 0.00%, 01/25/2026(12)	448,062
336,500	Getty Images, Inc. 5.19%, 10/18/2019	318,541
836,041	ION Media Networks, Inc. 4.33%, 12/18/2020	842,311
740,000	MacDonald, Dettwiler and Associates Ltd. 3 mo. USD LIBOR + 2.750%, 4.31%, 10/04/2024	746,016
245,000	Meredith Corp. 0.00%, 01/31/2025(12)	247,587
	MTN Infrastructure TopCo, Inc.
323,430	0.00%, 11/17/2024(12)	325,452
330,239	3 mo. USD LIBOR + 3.250%, 4.82%, 11/15/2024	333,955
	Numericable Group S.A.
282,863	3 mo. USD LIBOR + 2.750%, 4.52%, 07/31/2025	271,194
1,118,510	3 mo. USD LIBOR + 3.000%, 4.72%, 01/31/2026	1,075,637
349,125	Raycom TV Broadcasting LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 08/23/2024	349,998
825,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(12)	831,872
920,334	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 4.57%, 01/27/2024	921,484
1,205,000	Unitymedia Finance LLC 0.00%, 01/15/2026(12)	1,206,844
EUR 205,000	Unitymedia Hessen GmbH & Co. KG 0.00%, 01/15/2027(12)	255,126
$ 876,344	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.56%, 08/09/2024	881,821
920,000	Virgin Media Bristol LLC 3 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	925,115

		12,835,904

	Metal Fabricate/Hardware - 0.1%
392,683	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 08/21/2024	395,581

	Miscellaneous Manufacturing - 0.5%
EUR 415,000	CeramTec Group GmbH 0.00%, 11/29/2024(12)	516,212
$ 184,538	Core & Main LP 6 mo. USD LIBOR + 3.000%, 4.46%, 08/01/2024	185,576
778,050	H.B. Fuller Co. 1 mo. USD LIBOR + 2.250%, 3.81%, 10/20/2024	783,777
1,091,940	SRAM LLC 2 mo. USD LIBOR + 3.250%, 4.82%, 03/15/2024	1,104,224

		2,589,789

	Oil & Gas - 0.6%
273,625	BCP Raptor LLC 1 Week USD LIBOR + 4.250%, 5.73%, 06/24/2024	275,677
	California Resources Corp.
250,000	1 mo. USD LIBOR + 4.750%, 6.31%, 12/31/2022	254,380
470,000	1 mo. USD LIBOR + 10.375%, 11.94%, 12/31/2021	532,275
445,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 8.95%, 08/23/2021	475,874
154,928	Peabody Energy Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 03/31/2022	156,930
390,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	394,712

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

$ 900,000	Ultra Resources, Inc. 2 mo. USD LIBOR + 3.000%, 4.41%, 04/12/2024	$903,375

		2,993,223

	Oil & Gas Services - 0.2%
878,400	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 4.45%, 11/23/2020	862,589
16,694	Paragon Offshore Finance Co. PIK + 5.000%, 3.87%, 07/18/2022	14,002

		876,591

	Packaging & Containers - 1.2%
	Berry Plastics Group, Inc.
444,710	3 mo. USD LIBOR + 2.000%, 3.55%, 01/06/2021	446,982
769,989	1 mo. USD LIBOR + 2.250%, 3.82%, 10/01/2022	775,656
	Crown Holdings, Inc.
255,000	0.00%, 01/03/2025(12)	257,828
EUR 190,000	0.00%, 01/18/2025(12)	238,376
$ 387,075	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 4.70%, 12/29/2023	389,676
255,000	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 3.82%, 10/31/2024	256,436
374,063	Plastipak Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.45%, 10/14/2024	377,803
198,000	Proampac PG Borrower LLC 1 mo. USD LIBOR + 4.000%, 5.03%, 11/18/2023	200,166
2,068,353	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/05/2023	2,083,390
712,111	Signode Industrial Group U.S., Inc. 3 mo. USD LIBOR + 2.750%, 4.38%, 05/04/2021	712,410

		5,738,723

	Pharmaceuticals - 0.2%
825,850	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 5.88%, 04/29/2024	826,263
119,700	Quintiles IMS, Inc. 3 mo. USD LIBOR + 2.000%, 3.69%, 01/17/2025	120,405
223,001	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 4.750%, 5.06%, 04/01/2022	226,319

		1,172,987

	Pipelines - 0.0%
95,250	Philadelphia Energy Solutions LLC 3 mo. USD LIBOR + 5.000%, 8.50%, 04/04/2018	76,200

	Real Estate - 0.5%
	DTZ U.S. Borrower LLC
1,620,841	3 mo. USD LIBOR + 3.250%, 4.83%, 11/04/2021	1,619,933
22,553	3 mo. USD LIBOR + 8.250%, 10.02%, 11/04/2022	22,384
845,000	VICI Properties LLC 3 mo. USD LIBOR + 2.250%, 3.81%, 12/20/2024	851,245

		2,493,562

	REITS - 0.2%
903,900	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.250%, 3.82%, 04/25/2023	910,191

	Retail - 2.0%
1,296,022	Albertsons LLC 1 mo. USD LIBOR + 2.750%, 4.32%, 08/25/2021	1,287,922
445,689	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 3.87%, 02/16/2024	448,140
1,366,575	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.57%, 09/25/2024	1,373,408
100,000	Belron S.A. 1 mo. USD LIBOR + 2.500%, 3.89%, 11/07/2024	101,083
416,519	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 08/18/2023	418,022

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

$ 506,747	J. Crew Group, Inc. 4.63%, 03/05/2021	$298,981
1,020,329	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 01/30/2023	1,026,849
908,822	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 4.81%, 10/25/2020	778,888
1,057,243	Party City Holdings, Inc. 3 mo. USD LIBOR + 3.000%, 4.72%, 08/19/2022	1,063,121
910,000	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.49%, 09/12/2024	904,886
1,958,315	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.750%, 4.07%, 06/27/2023	1,977,075

		9,678,375

	Semiconductors - 0.1%
234,799	ON Semiconductor Corp. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/31/2023	236,414

	Software - 2.5%
658,350	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 4.98%, 06/13/2024	661,708
645,125	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2024	648,996
	Convergint Technologies LLC
167,247	0.00%, 02/03/2025(12)	168,083
100,000	0.00%, 01/25/2026(12)	100,500
278,600	Cypress Intermediate Holdings III, Inc. 1 mo. USD LIBOR + 3.000%, 4.58%, 04/27/2024	280,168
507,703	Dell, Inc. 1 mo. USD LIBOR + 2.000%, 3.58%, 09/07/2023	509,525
1,323,314	Epicor Software Corp. 1 mo. USD LIBOR + 3.750%, 5.33%, 06/01/2022	1,331,584
	First Data Corp.
1,337,640	1 mo. USD LIBOR + 2.250%, 3.81%, 07/08/2022	1,346,562
2,279,352	1 mo. USD LIBOR + 2.250%, 3.81%, 04/26/2024	2,295,490
238,200	Global Payments, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 04/21/2023	239,789
760,354	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 02/15/2024	765,676
298,492	GTT Communications, Inc. 4.88%, 01/09/2024	300,450
134,323	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 07/01/2022	135,163
772,094	Infor U.S., Inc. 3 mo. USD LIBOR + 2.750%, 4.44%, 02/01/2022	775,955
54,171	MA FinanceCo LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	54,419
130,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 5.500%, 7.27%, 10/31/2022	132,655
365,829	Seattle Spinco, Inc. 3 mo. USD LIBOR + 2.750%, 4.32%, 06/21/2024	367,505
628,509	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 3.82%, 07/08/2022	631,765
1,467,650	WEX, Inc. 3 mo. USD LIBOR + 2.750%, 3.82%, 06/30/2023	1,483,853

		12,229,846

	Telecommunications - 1.1%
900,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 3.70%, 02/22/2024	903,753
1,384,538	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.13%, 02/02/2024	1,387,417
300,000	Telenet International Finance S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.06%, 03/01/2026	301,635
430,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 09/30/2025	430,894

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

$ 1,883,303	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/15/2024	$1,883,981
282,410	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 01/19/2024	283,964

		5,191,644

	Transportation - 0.1%
455,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.06%, 11/01/2024	458,604

	Total Senior Floating Rate Interests (cost $118,670,297)	$119,055,465

U.S. Government Agencies - 2.4%
	FHLMC - 2.2%
$ 7,177	0.00%, 11/15/2036(10)(13)	6,586
4,642,757	0.17%, 10/25/2020(4)(6)	20,860
56,184	3.00%, 03/15/2033(6)	7,340
2,382,000	3.91%, 04/25/2030(4)	2,439,068
172,095	4.00%, 07/15/2027(6)	17,080
2,345,000	4.06%, 03/25/2030(4)	2,429,059
74,479	4.50%, 03/15/2041	80,566
143,885	4.75%, 07/15/2039	153,986
2,203,000	1 mo. USD LIBOR + 3.450%, 5.01%, 10/25/2029(2)	2,405,159
1,730,000	1 mo. USD LIBOR + 3.900%, 5.46%, 04/25/2029(2)	1,950,593
14,161	5.50%, 08/15/2033	15,404
1,194,066	1 mo. USD LIBOR + 4.000%, 5.56%, 08/25/2024(2)	1,306,439
49,919	6.50%, 07/15/2036	55,409

		10,887,549

	FNMA - 0.2%
66,000	0.00%, 06/25/2036(10)(13)	56,466
228,587	1.62%, 04/25/2055(4)(6)	10,765
5,000	2.44%, 01/01/2023	4,910
50,264	2.50%, 06/25/2028(6)	3,925
335,189	3.00%, 01/25/2028(6)	29,768
144,562	3.00%, 04/25/2028(6)	13,697
29,963	3.16%, 12/01/2026	30,178
24,383	3.24%, 12/01/2026	24,699
47,098	3.26%, 05/01/2024	47,949
24,417	3.34%, 04/01/2024	24,964
9,536	3.45%, 01/01/2024	9,800
9,476	3.47%, 01/01/2024	9,747
95,431	3.50%, 05/25/2030(6)	11,889
23,604	3.67%, 08/01/2023	24,458
5,000	3.70%, 10/01/2023	5,196
10,000	3.76%, 03/01/2024	10,432
15,000	3.86%, 12/01/2025	15,839
5,000	3.86%, 11/01/2023	5,235
23,412	3.87%, 10/01/2025	24,688
33,687	3.89%, 05/01/2030	35,318
34,437	3.93%, 10/01/2023	36,135
9,483	3.96%, 05/01/2034	9,980
9,769	3.97%, 05/01/2029	10,204
48,516	4.00%, 03/25/2042(6)	7,134
18,169	4.06%, 10/01/2028	19,439
42,397	4.50%, 07/25/2027(6)	4,646
24,199	5.46%, 05/25/2042(4)(6)	2,609
85,061	5.50%, 04/25/2035	94,954
34,995	5.50%, 04/25/2037	38,055
387,993	5.50%, 06/25/2042(6)	85,722

		708,801

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

	GNMA - 0.0%
42,394	4.00%, 05/16/2042(6)	6,868
$ 116,557	5.00%, 10/16/2041(6)	$19,875

		26,743

	Total U.S. Government Agencies (cost $11,122,141)	$11,623,093

U.S. Government Securities - 4.8%
	U.S. Treasury Securities - 4.8%
	U.S. Treasury Bonds - 0.9%
$ 50,000	5.38%, 02/15/2031	64,412
3,335,000	6.25%, 05/15/2030(14)(15)	4,553,578

		4,617,990

	U.S. Treasury Notes - 3.9%
13,542,543	0.38%, 07/15/2027(9)	13,291,824
2,280,000	2.00%, 02/15/2023(14)	2,222,376
526,000	2.13%, 08/15/2021(15)	521,336
2,890,000	2.13%, 05/15/2025(14)	2,783,883

		18,819,419

		23,437,409

	Total U.S. Government Securities (cost $23,837,982)	$23,437,409

Common Stocks - 0.2%
	Consumer Services - 0.1%
13,341	Caesars Entertainment Corp.*	186,107

	Energy - 0.1%
83,644,001	KCA Deutag*(1)(16)(17)(18)	530,888
475	Paragon Offshore Ltd.	9,738
2,648	Paragon Offshore Ltd., Escrow*	—
713	Paragon Offshore Ltd., Litigation	8,459
19,531	Templar Energy LLC Class A*	19,531

		568,616

	Utilities - 0.0%
600,000	TCEH Corp.*(16)(17)(18)	1

	Total Common Stocks (cost $1,483,181)	$754,724

Convertible Preferred Stocks - 0.1%
	Utilities - 0.1%
5,000	Sempra Energy Series A , 6.00%	500,000

	Total Convertible Preferred Stocks (cost $502,500)	$500,000

	Total Long-Term Investments (cost $476,034,502)	$481,804,630

Short-Term Investments - 1.6%
	Commercial Paper - 0.1%
CAD 50,000	Bank of Montreal 1.39%, 02/23/2018(19)	40,615
	Bank of Nova Scotia
315,000	1.40%, 02/22/2018(19)	255,882
90,000	1.41%, 02/26/2018(19)	73,098
75,000	1.41%, 03/19/2018(19)	60,865

		430,460

	Foreign Government Obligations - 1.1%
	Japan Treasury Discount Bill
JPY 139,950,000	0.14%, 04/09/2018(19)	1,282,258
11,750,000	0.15%, 05/01/2018(19)	107,671
99,900,000	0.15%, 04/23/2018(19)	915,383
99,950,000	0.18%, 03/05/2018(19)	915,689
88,250,000	0.18%, 03/19/2018(19)	808,561
100,000,000	0.24%, 02/13/2018(19)	916,076

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

EUR	350,000	Spain Letras del Tesoro 0.48%, 05/11/2018(19)		$435,111

				5,380,749

		Other Investment Pools & Funds - 0.4%
	2,020,720	Fidelity Institutional Government Fund, Institutional Class, 1.22%(20)		2,020,720

		Total Short-Term Investments (cost $7,694,201)		$7,831,929

		Total Investments (cost $483,728,703)	100.7%	$489,636,559
		Other Assets and Liabilities	(0.7)%	(3,457,055)

		Total Net Assets	100.0%	$486,179,504

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $109,294,503, which represented 22.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Securities disclosed are interest-only strips.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $86,214,107, which represented 17.7% of total net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Security is a zero-coupon bond.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Securities disclosed are principal-only strips.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(16)	Investment valued using significant unobservable inputs.
(17)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $530,889, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The Hartford Strategic Income Fund

Schedule of Investments – (continued) January 31,2018 (Unaudited)

(18)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $530,889, which represented 0.1% of total net assets.
(19)	The rate shown represents current yield to maturity.
(20)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3-Year Bond Future	12	03/15/2018	$1,073,220	$(5,713)
Australian Dollar Future	42	03/19/2018	3,380,580	26,905
Canadian Dollar Future	48	03/20/2018	3,903,600	152,772
Euro-BTP Future	10	03/08/2018	1,688,259	(45,575)
Euro-OAT Future	11	03/08/2018	2,088,572	(58,327)
Euro-Schatz Future	18	03/08/2018	2,498,718	(7,398)
Japanese 10-Year Bond Future	4	03/13/2018	5,507,740	(19,811)
Mini-10-Year JGB Future	12	03/12/2018	1,652,542	(5,646)
U.S. Treasury 10-Year Note Future	585	03/20/2018	71,123,203	(1,684,919)
U.S. Treasury 2-Year Note Future	190	03/29/2018	40,514,531	(228,346)
U.S. Treasury 5-Year Note Future	563	03/29/2018	64,582,258	(1,062,706)
U.S. Treasury Long Bond Future	39	03/20/2018	5,764,688	(186,845)

Total				$(3,125,609)

Short position contracts:
Australian 10-Year Bond Future	79	03/15/2018	$8,122,275	$99,336
British Pound Future	83	03/19/2018	7,366,250	(405,331)
Canadian Government 10-Year Bond Future	39	03/20/2018	4,192,659	32,450
Euro FX Future	55	03/19/2018	8,557,656	(394,749)
Euro-BOBL Future	30	03/08/2018	4,858,805	65,366
Euro-BUXL 30-Year Bond Future	8	03/08/2018	1,606,466	43,518
Euro-Bund Future	40	03/08/2018	7,887,317	205,073
Japanese Yen Future	94	03/19/2018	10,797,075	(271,736)
Long Gilt Future	70	03/27/2018	12,139,429	223,566
Swiss Franc Future	39	03/19/2018	5,253,300	(293,319)
U.S. Treasury 10-Year Ultra Future	84	03/20/2018	10,937,062	10,912
U.S. Treasury Ultra Bond Future	23	03/20/2018	3,724,562	(6,386)

Total				$(691,300)

Total futures contracts				$(3,816,909)

TBA Sale Commitments Outstanding at January 31, 2018
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$15,400,000	02/01/2048	$(15,093,805)	$113,094
FNMA, 3.50%	35,600,000	02/01/2048	(35,933,750)	539,562

Total (proceeds receivable $51,680,211)			$(51,027,555)	$652,656

At January 31, 2018, the aggregate market value of TBA Sale Commitments represents (10.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	375,063	(0.09%)	08/25/37	Monthly	$81,115	$—	$17,809	$(63,306)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31,2018 (Unaudited)

ABX.HE.AAA.07	CSI	USD	1,071,127	(0.09%)	08/25/37	Monthly	$266,359	$—	$50,770	$(215,589)
ABX.HE.PENAAA.06	JPM	USD	336,837	(0.11%)	05/25/46	Monthly	37,397	—	21,466	(15,931)
ABX.HE.PENAAA.06	CSI	USD	529,224	(0.11%)	05/25/46	Monthly	58,892	—	33,729	(25,163)
CMBX.NA.A.7	MSC	USD	75,000	(2.00%)	01/17/47	Monthly	993	—	1,405	412
CMBX.NA.A.7	JPM	USD	690,000	(2.00%)	01/17/47	Monthly	25,934	—	12,718	(13,216)
CMBX.NA.A.9	DEUT	USD	75,000	(2.00%)	09/17/58	Monthly	1,760	—	1,433	(327)
CMBX.NA.A.9	DEUT	USD	365,000	(2.00%)	09/17/58	Monthly	18,141	—	6,370	(11,771)
CMBX.NA.A.9	MSC	USD	535,000	(2.00%)	09/17/58	Monthly	23,275	—	9,359	(13,916)
CMBX.NA.A.9	MSC	USD	965,000	(2.00%)	09/17/58	Monthly	33,277	—	17,155	(16,122)
CMBX.NA.AA.8	DEUT	USD	60,000	(1.50%)	10/17/57	Monthly	769	—	231	(538)
CMBX.NA.AA.8	MSC	USD	515,000	(1.50%)	10/17/57	Monthly	20,307	—	1,977	(18,330)
CMBX.NA.AAA.9	CSI	USD	240,000	(0.50%)	09/17/58	Monthly	2,610	—	(1,672)	(4,282)
CMBX.NA.AAA.9	MSC	USD	2,115,000	(0.50%)	09/17/58	Monthly	26,122	—	(15,613)	(41,735)
CMBX.NA.AS.7	CSI	USD	215,000	(1.00%)	01/17/47	Monthly	3,802	—	(3,558)	(7,360)
CMBX.NA.AS.8	DEUT	USD	50,000	(1.00%)	10/17/57	Monthly	—	(89)	(687)	(598)
CMBX.NA.AS.8	DEUT	USD	405,000	(1.00%)	10/17/57	Monthly	29,042	—	(5,625)	(34,667)
CMBX.NA.BBB.10	MSC	USD	535,000	(3.00%)	11/17/59	Monthly	41,126	—	37,991	(3,135)
CMBX.NA.BBB.10	MSC	USD	2,565,000	(3.00%)	11/17/59	Monthly	286,695	—	183,695	(103,000)
CMBX.NA.BBB.10	MSC	USD	3,575,000	(3.00%)	11/17/59	Monthly	367,175	—	256,028	(111,147)
CMBX.NA.BBB.11	MSC	USD	850,000	(3.00%)	11/18/54	Monthly	53,239	—	56,566	3,327
CMBX.NA.BBB.7	CSI	USD	710,000	(3.00%)	01/17/47	Monthly	66,878	—	73,194	6,316
CMBX.NA.BBB.7	MSC	USD	805,000	(3.00%)	01/17/47	Monthly	80,289	—	82,949	2,660
CMBX.NA.BBB.7	MSC	USD	560,000	(3.00%)	01/17/47	Monthly	40,663	—	56,642	15,979
CMBX.NA.BBB.7	DEUT	USD	350,000	(3.00%)	01/17/47	Monthly	24,790	—	36,067	11,277
CMBX.NA.BBB.7	DEUT	USD	475,000	(3.00%)	01/17/47	Monthly	38,534	—	49,193	10,659
CMBX.NA.BBB.7	MSC	USD	1,165,000	(3.00%)	01/17/47	Monthly	109,747	—	118,984	9,237
CMBX.NA.BBB.7	GSC	USD	680,000	(3.00%)	01/17/47	Monthly	61,509	—	70,424	8,915
CMBX.NA.BBB.9	MSC	USD	125,000	(3.00%)	09/17/58	Monthly	14,281	—	11,256	(3,025)
CMBX.NA.BBB.9	MSC	USD	280,000	(3.00%)	09/17/58	Monthly	30,035	—	24,538	(5,497)
CMBX.NA.BBB.9	DEUT	USD	290,000	(3.00%)	09/17/58	Monthly	29,627	—	26,115	(3,512)
CMBX.NA.BBB.9	CSI	USD	595,000	(3.00%)	09/17/58	Monthly	67,654	—	53,580	(14,074)
CMBX.NA.BBB.9	MSC	USD	540,000	(3.00%)	09/17/58	Monthly	63,354	—	48,628	(14,726)
CMBX.NA.BBB.9	GSC	USD	725,000	(3.00%)	09/17/58	Monthly	81,785	—	63,885	(17,900)
CMBX.NA.BBB.9	DEUT	USD	1,050,000	(3.00%)	09/17/58	Monthly	126,562	—	92,019	(34,543)
CMBX.NA.BBB.9	JPM	USD	1,130,000	(3.00%)	09/17/58	Monthly	138,594	—	99,668	(38,926)
PrimeX.ARM.2 (16)	MSC	USD	172,752	(4.58%)	12/25/37	Monthly	—	(374)	(352)	22

Total							$2,352,332	$(463)	$1,588,337	$(763,532)

Sell protection:
ABX.HE.AAA.07	MSC	USD	375,621	0.09%	08/25/37	Monthly	$3,661	$—	$(17,806)	$(21,467)
ABX.HE.AAA.07	MSC	USD	1,071,126	0.09%	08/25/37	Monthly	10,453	—	(50,860)	(61,313)
ABX.HE.PENAAA.06	BCLY	USD	866,062	0.11%	05/25/46	Monthly	—	(23,297)	(55,196)	(31,899)
CMBX.NA.AAA.10	GSC	USD	2,447,000	0.50%	11/17/59	Monthly	—	(1,497)	9,896	11,393
CMBX.NA.AAA.6	MSC	USD	9,563,441	0.50%	05/11/63	Monthly	53,653	—	89,115	35,462
CMBX.NA.BB.6	GSC	USD	1,155,000	5.00%	05/11/63	Monthly	—	(209,323)	(276,976)	(67,653)
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	Monthly	—	(9,217)	(8,561)	656
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(16,482)	(16,771)	(289)
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	Monthly	—	(9,485)	(15,589)	(6,104)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	Monthly	—	(9,351)	(19,665)	(10,314)
CMBX.NA.BB.6	CSI	USD	130,000	5.00%	05/11/63	Monthly	—	(18,969)	(30,651)	(11,682)
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	Monthly	—	(110,679)	(130,858)	(20,179)
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	Monthly	—	(200,426)	(228,705)	(28,279)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(131,933)	(175,059)	(43,126)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(131,933)	(175,059)	(43,126)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(131,933)	(175,059)	(43,126)
CMBX.NA.BB.6	CSI	USD	830,000	5.00%	05/11/63	Monthly	—	(150,006)	(198,619)	(48,613)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	Monthly	—	(59,102)	(131,893)	(72,791)
CMBX.NA.BB.6	MSC	USD	1,491,000	5.00%	05/11/63	Monthly	—	(269,484)	(354,682)	(85,198)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31,2018 (Unaudited)

CMBX.NA.BB.8	DEUT	USD	365,000	5.00%	10/17/57	Monthly	$—	$(90,078)	$(81,195)	$8,883
CMBX.NA.BB.8	CSI	USD	1,470,000	5.00%	10/17/57	Monthly	—	(403,372)	(332,062)	71,310
CMBX.NA.BB.8	CSI	USD	1,325,000	5.00%	10/17/57	Monthly	—	(363,584)	(299,763)	63,821
CMBX.NA.BB.8	MSC	USD	1,006,000	5.00%	10/17/57	Monthly	—	(276,068)	(226,124)	49,944
CMBX.NA.BB.8	GSC	USD	580,000	5.00%	10/17/57	Monthly	—	(173,039)	(131,357)	41,682
CMBX.NA.BB.8	GSC	USD	462,000	5.00%	10/17/57	Monthly	—	(113,512)	(102,772)	10,740
CMBX.NA.BB.8	CSI	USD	34,000	5.00%	10/17/57	Monthly	—	(9,330)	(7,701)	1,629
CMBX.NA.BBB.6	DEUT	USD	3,475,000	3.00%	05/11/63	Monthly	—	(559,362)	(505,069)	54,293
CMBX.NA.BBB.6	DEUT	USD	1,924,000	3.00%	05/11/63	Monthly	—	(309,025)	(279,640)	29,385
CMBX.NA.BBB.6	DEUT	USD	875,000	3.00%	05/11/63	Monthly	—	(122,785)	(129,290)	(6,505)
CMBX.NA.BBB.6	DEUT	USD	875,000	3.00%	05/11/63	Monthly	—	(122,654)	(129,290)	(6,636)
CMBX.NA.BBB.6	DEUT	USD	1,357,000	3.00%	05/11/63	Monthly	—	(192,435)	(200,511)	(8,076)
CMBX.NA.BBB.6	CSI	USD	2,370,000	3.00%	05/11/63	Monthly	—	(332,741)	(350,191)	(17,450)
CMBX.NA.BBB.6	MSC	USD	1,875,000	3.00%	05/11/63	Monthly	—	(307,582)	(272,519)	35,063
CMBX.NA.BBB.6	GSC	USD	1,040,000	3.00%	05/11/63	Monthly	—	(175,293)	(151,257)	24,036
CMBX.NA.BBB.6	DEUT	USD	835,000	3.00%	05/11/63	Monthly	—	(141,716)	(121,361)	20,355
CMBX.NA.BBB.6	MSC	USD	830,000	3.00%	05/11/63	Monthly	—	(141,069)	(120,715)	20,354
CMBX.NA.BBB.6	MSC	USD	940,000	3.00%	05/11/63	Monthly	—	(156,776)	(136,713)	20,063
CMBX.NA.BBB.6	MSC	USD	507,000	3.00%	05/11/63	Monthly	—	(86,215)	(73,690)	12,525
CMBX.NA.BBB.6	DEUT	USD	1,205,000	3.00%	05/11/63	Monthly	—	(181,506)	(178,051)	3,455
CMBX.NA.BBB.6	MSC	USD	1,445,000	3.00%	05/11/63	Monthly	—	(215,377)	(213,514)	1,863
CMBX.NA.BBB.6	CSI	USD	850,000	3.00%	05/11/63	Monthly	—	(123,895)	(125,596)	(1,701)
PrimeX.ARM.2 (16)	JPM	USD	172,752	4.58%	12/25/37	Monthly	6,929	—	835	(6,094)

Total							$74,696	$(6,080,531)	$(6,130,544)	$(124,709)

Total traded indices							$2,427,028	$(6,080,994)	$(4,542,207)	$(888,241)

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	DEUT	USD	795,000	1.00%	12/20/22	Quarterly	$—	$(21,776)	$(21,794)	$(18)
Republic of Turkey	MSC	USD	450,000	1.00%	12/20/22	Quarterly	—	(12,587)	(12,336)	251
Russian Foreign Bond - Eurobond	MSC	USD	775,000	1.00%	12/20/22	Quarterly	—	(6,649)	(1,368)	5,281
Russian Foreign Bond - Eurobond	MSC	USD	440,000	1.00%	12/20/22	Quarterly	—	(1,987)	(777)	1,210

Total							$—	$(42,999)	$(36,275)	$6,724

Total single-name issues							$—	$(42,999)	$(36,275)	$6,724

Total OTC contracts							$2,427,028	$(6,123,993)	$(4,578,482)	$(881,517)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.28.V2	USD	11,807,810	(1.00%)	12/20/22	Quarterly	$479,152	$60,647	$(418,505)
CDX.NA.HY.29	USD	8,845,000	(5.00%)	12/20/22	Quarterly	(695,685)	(780,503)	(84,818)
CDX.NA.HY.29.V1	USD	12,785,000	(5.00%)	12/20/22	Quarterly	1,038,747	1,128,178	89,431
CDX.NA.IG.29	USD	11,290,000	(1.00%)	12/20/22	Quarterly	(220,755)	(285,242)	(64,487)
ITRAXX.XOVER.28.V1	EUR	4,722,000	(5.00%)	12/20/22	Quarterly	698,610	711,365	12,755

Total						$1,300,069	$834,445	$(465,624)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2018
Counter- party	Payments made by Fund		Payments received by Fund	Notional Amount	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89	% Fixed	CPURNS	USD 10,639,000	07/15/24	Maturity	$—	$—	$364,992	$364,992

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.18% Fixed	USD	2,880,000	11/15/24	Annual	$—	$(3,004)	$32,373	$35,377
12M Federal Funds Rate	2.18% Fixed	USD	2,910,000	11/15/24	Annual	—	—	32,711	32,711
3M USD LIBOR	2.75% Fixed	USD	4,640,000	12/20/47	Semi-Annual	—	(103,773)	59,429	163,202

Total						$—	$(106,777)	$124,513	$231,290

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty		Settlement Date	Appreciation		Depreciation
1,527,000	AUD	1,199,400	USD	MSC		02/07/18	$ 30,996		$—
245,000	CAD	197,020	USD	BOA		02/01/18	2,169		—
430,000	CAD	343,924	USD	RBC		02/07/18	5,698		—
429,000	CAD	343,195	USD	TDB		02/07/18	5,614		—
145,000	CHF	149,047	USD	TDB		02/07/18	6,825		—
30,000	CHF	32,275	USD	SSG		03/06/18	42		—
143,700,000	CLP	237,943	USD	SCB		03/21/18	259		—
3,324,000	CNH	498,650	USD	GSC		03/21/18	27,626		—
3,324,000	CNH	498,800	USD	GSC		03/21/18	27,476		—
2,563,000	CNH	398,180	USD	HSBC		03/21/18	7,610		—
1,070,000	CNH	163,010	USD	HSBC		03/21/18	6,399		—
1,497,000	CNH	230,654	USD	UBS		03/21/18	6,360		—
617,000	CNH	93,296	USD	JPM		03/21/18	4,391		—
375,000	DKK	62,751	USD	BCLY		02/07/18	—		(164)
1,712,000	EGP	93,654	USD	GSC		03/06/18	2,862		—
778,000	EGP	41,055	USD	GSC		03/06/18	2,805		—
622,000	EGP	32,737	USD	GSC		03/06/18	2,329		—
4,805,000	EGP	261,425	USD	GSC		03/29/18	8,878		—
7,120,000	EGP	382,179	USD	GSC		04/26/18	16,566		—
7,120,000	EGP	371,220	USD	GSC		01/08/19	7,866		—
2,299,000	EUR	2,770,290	USD	MSC		02/07/18	85,297		—
2,299,000	EUR	2,773,521	USD	TDB		02/07/18	82,067		—
2,298,000	EUR	2,774,640	USD	CBK		02/07/18	79,705		—
2,299,000	EUR	2,776,541	USD	JPM		02/07/18	79,046		—
1,065,000	EUR	1,321,645	USD	BCLY		02/28/18	2,938		—
978,000	EUR	1,213,680	USD	BCLY		02/28/18	2,698		—
15,000	EUR	18,655	USD	JPM		02/28/18	2		—
700,000	EUR	875,363	USD	SSG		02/28/18	—		(4,745)
2,955,000	EUR	3,683,015	USD	UBS		03/06/18	—		(6,100)
35,000	EUR	42,198	USD	BCLY		03/21/18	1,402		—
85,000	EUR	105,720	USD	HSBC		03/21/18	166		—
1,000	EUR	1,187	USD	JPM		03/21/18	59		—
762,000	GBP	1,032,551	USD	JPM		02/07/18	49,664		—
327,000	GBP	442,543	USD	BCLY		02/07/18	21,873		—
110,000	GBP	148,977	USD	RBC		02/07/18	7,249		—
3,210,000,000	IDR	234,735	USD	BCLY		03/21/18	4,169		—
3,138,000,000	IDR	234,968	USD	JPM		03/21/18	—		(1,423)
11,890,000	INR	182,211	USD	BNP		03/21/18	3,551		—
3,210,000	INR	49,718	USD	JPM		03/21/18	433		—

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31,2018 (Unaudited)

15,060,000	INR	235,552	USD	BCLY	03/21/18	$—	$(263)
280,344,000	JPY	2,501,374	USD	JPM	02/07/18	67,558	—
280,344,000	JPY	2,501,396	USD	SSG	02/07/18	67,536	—
280,342,000	JPY	2,501,814	USD	HSBC	02/07/18	67,100	—
280,344,000	JPY	2,502,256	USD	BCLY	02/07/18	66,676	—
1,102,274,000	JPY	10,143,363	USD	SSG	03/06/18	—	(27,467)
2,662,000	MXN	137,539	USD	RBC	02/07/18	5,325	—
160,000	MYR	39,851	USD	BCLY	02/07/18	1,186	—
160,000	MYR	41,022	USD	BCLY	03/06/18	—	(33)
138,000	NOK	17,079	USD	MSC	02/07/18	826	—
813,000	PEN	250,462	USD	MSC	03/21/18	1,825	—
710,000	PEN	220,257	USD	BCLY	03/21/18	67	—
8,588,000	PHP	168,806	USD	JPM	03/21/18	—	(1,773)
15,492,000	PHP	305,033	USD	BCLY	03/21/18	—	(3,720)
365,000	PLN	105,716	USD	GSC	02/07/18	3,395	—
183,000	PLN	54,916	USD	BCLY	03/06/18	—	(199)
340,000	PLN	95,428	USD	UBS	03/21/18	6,257	—
340,000	PLN	95,592	USD	UBS	03/21/18	6,094	—
960,000	PLN	281,895	USD	UBS	03/21/18	5,216	—
8,810,000	RUB	148,642	USD	BOA	03/21/18	7,096	—
1,374,000	SEK	168,648	USD	UBS	02/07/18	5,801	—
687,000	SEK	87,684	USD	TDB	03/06/18	—	(300)
57,000	SGD	42,900	USD	CBK	02/07/18	557	—
56,000	SGD	42,205	USD	MSC	02/07/18	490	—
257,583	USD	330,000	AUD	ANZ	02/22/18	—	(8,305)
471,917	USD	590,000	AUD	JPM	03/21/18	—	(3,425)
222,845	USD	285,000	AUD	SSG	03/21/18	—	(6,769)
714,764	USD	945,000	AUD	BNP	03/21/18	—	(46,589)
232,956	USD	777,000	BRL	MSC	03/02/18	—	(10,130)
195,741	USD	245,000	CAD	SSG	02/01/18	—	(3,449)
296,145	USD	370,000	CAD	BOA	02/01/18	—	(4,672)
52,017	USD	65,000	CAD	CBK	02/08/18	—	(834)
255,248	USD	315,000	CAD	SSG	02/22/18	—	(911)
40,519	USD	50,000	CAD	SSG	02/23/18	—	(142)
72,345	USD	90,000	CAD	DEUT	02/26/18	—	(847)
60,042	USD	75,000	CAD	CBK	03/19/18	—	(968)
224,747	USD	280,000	CAD	BOA	03/21/18	—	(3,029)
481,738	USD	600,000	CAD	CBA	03/21/18	—	(6,354)
724,268	USD	930,000	CAD	CIBC	03/21/18	—	(32,274)
162,542	USD	200,000	CAD	SSG	03/22/18	—	(157)
161,097	USD	200,000	CAD	BOA	03/26/18	—	(1,610)
296,089	USD	370,000	CAD	CIBC	04/04/18	—	(4,949)
96,484	USD	120,000	CAD	NAB	05/03/18	—	(1,183)
237,824	USD	295,000	CAD	BOA	06/27/18	—	(2,417)
32,211	USD	30,000	CHF	SSG	02/07/18	—	(39)
118,123	USD	115,000	CHF	BCLY	02/07/18	—	(5,500)
60,803	USD	375,000	DKK	MSC	02/07/18	—	(1,784)
62,860	USD	375,000	DKK	BCLY	03/06/18	157	—
160,165	USD	3,112,000	EGP	GSC	03/06/18	—	(15,278)
245,906	USD	4,805,000	EGP	GSC	03/29/18	—	(24,397)
396,216	USD	7,120,000	EGP	GSC	04/26/18	—	(2,530)
288,708	USD	245,000	EUR	GSC	02/01/18	—	(15,491)
484,312	USD	415,000	EUR	JPM	02/01/18	—	(30,964)
3,676,906	USD	2,955,000	EUR	UBS	02/07/18	6,502	—
288,797	USD	240,000	EUR	TDB	02/07/18	—	(9,307)
99,647	USD	85,000	EUR	NAB	02/08/18	—	(5,937)
11,931	USD	10,000	EUR	CIBC	02/20/18	—	(499)
189,515	USD	160,000	EUR	JPM	02/20/18	—	(9,369)
512,023	USD	411,000	EUR	UBS	02/28/18	846	—
786,646	USD	633,000	EUR	SSG	02/28/18	—	(641)
20,106,037	USD	16,190,000	EUR	CBK	02/28/18	—	(30,109)
324,581	USD	261,000	EUR	CBK	03/06/18	—	(182)
225,410	USD	181,000	EUR	CBK	03/21/18	—	(64)
137,610	USD	111,000	EUR	JPM	03/21/18	—	(664)
647,355	USD	521,000	EUR	BNP	03/21/18	—	(1,661)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31,2018 (Unaudited)

838,590	USD	676,000	EUR	SSG	03/21/18	$—	$(3,512)
138,952	USD	115,000	EUR	UBS	03/21/18	—	(4,305)
300,865	USD	245,000	EUR	UBS	03/21/18	—	(4,335)
214,555	USD	180,000	EUR	HSBC	03/21/18	—	(9,674)
928,414	USD	755,000	EUR	BOA	03/21/18	—	(12,098)
419,477	USD	350,000	EUR	GSC	03/21/18	—	(16,523)
11,484,423	USD	9,711,000	EUR	MSC	03/21/18	—	(612,690)
82,359	USD	70,000	EUR	SCB	03/22/18	—	(4,848)
528,520	USD	425,000	EUR	JPM	03/28/18	—	(1,188)
715,504	USD	590,000	EUR	JPM	04/16/18	—	(20,727)
313,842	USD	255,000	EUR	JPM	04/30/18	—	(4,648)
435,702	USD	350,000	EUR	SCB	05/11/18	—	(1,795)
310,953	USD	219,000	GBP	GSC	02/28/18	—	(314)
420,613	USD	310,000	GBP	BOA	03/21/18	—	(20,409)
938,943	USD	675,000	GBP	CBA	03/21/18	—	(21,348)
1,500,584	USD	1,115,000	GBP	JPM	03/21/18	—	(85,674)
894,123	USD	100,000,000	JPY	ANZ	02/05/18	—	(22,127)
169,820	USD	19,100,000	JPY	JPM	02/07/18	—	(5,202)
889,212	USD	99,950,000	JPY	JPM	03/05/18	—	(27,999)
782,337	USD	88,250,000	JPY	BCLY	03/19/18	—	(28,249)
445,370	USD	50,000,000	JPY	CSFB	03/20/18	—	(13,915)
932,864	USD	103,200,000	JPY	JPM	03/20/18	—	(15,102)
1,502,587	USD	168,200,000	JPY	CSFB	03/20/18	—	(42,451)
1,250,078	USD	139,950,000	JPY	CBK	04/09/18	—	(37,033)
901,454	USD	99,900,000	JPY	CBK	04/23/18	—	(18,129)
108,367	USD	11,750,000	JPY	CBK	05/01/18	153	—
63,491	USD	1,250,000	MXN	UBS	02/07/18	—	(3,594)
41,075	USD	160,000	MYR	BCLY	02/07/18	38	—
54,905	USD	183,000	PLN	BCLY	02/07/18	201	—
33,707	USD	1,910,000	RUB	JPM	03/21/18	—	(57)
238,990	USD	14,380,000	RUB	BCLY	03/21/18	—	(15,211)
87,533	USD	687,000	SEK	TDB	02/07/18	308	—
31,862	USD	378,000	ZAR	BCLY	02/07/18	—	(12)
67,685	USD	838,000	ZAR	CSFB	03/22/18	—	(2,513)
190,880	USD	2,365,000	ZAR	CSFB	03/22/18	—	(7,232)
242,972	USD	3,370,000	ZAR	GSC	03/22/18	—	(39,327)
378,000	ZAR	30,596	USD	CBK	02/07/18	1,279	—
378,000	ZAR	31,733	USD	BCLY	03/06/18	11	—
Total						$915,590	$(1,441,858)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31,2018 (Unaudited)

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CDOR	Canadian Dollar Offered Rate
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
EM	Emerging Markets
EURIBOR	Euro InterBank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Strategic Income Fund
Schedule of Investments January 31,2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$82,282,844	$—	$82,282,844	$—
Corporate Bonds	96,466,689	—	96,466,689	—
Foreign Government Obligations	135,190,523	—	135,190,523	—
Municipal Bonds	12,493,883	—	12,493,883	—
Senior Floating Rate Interests	119,055,465	—	119,055,465	—
U.S. Government Agencies	11,623,093	—	11,623,093	—
U.S. Government Securities	23,437,409	—	23,437,409	—
Common Stocks
Consumer Services	186,107	186,107	—	—
Energy	568,616	—	37,728	530,888
Utilities	1	—	—	1
Convertible Preferred Stocks	500,000	500,000	—	—
Short-Term Investments	7,831,929	2,020,720	5,811,209	—
Foreign Currency Contracts(2)	915,590	—	915,590	—
Futures Contracts(2)	859,898	859,898	—	—
Swaps - Credit Default(2)	694,644	—	694,622	22
Swaps - Interest Rate(2)	596,282	—	596,282	—

Total	$492,702,973	$3,566,725	$488,605,337	$530,911

Liabilities
Foreign Currency Contracts(2)	$(1,441,858)	$—	$(1,441,858)	$—
Futures Contracts(2)	(4,676,807)	(4,676,807)	—	—
Swaps - Credit Default(2)	(2,041,785)	—	(2,035,691)	(6,094)
TBA Sale Commitments	(51,027,555)	—	(51,027,555)	—

Total	$(59,188,005)	$(4,676,807)	$(54,505,104)	$(6,094)

(1)	For the period ended January 31, 2018, there were no transfers between any levels.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

The Hartford Total Return Bond Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 34.9%
	Asset-Backed - Automobile - 0.6%
$ 1,840,000	CarMax Auto Owner Trust 2.58%, 11/16/2020	$1,843,117
1,402,702	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	1,397,507
2,435,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,428,564
	First Investors Auto Owner Trust
398,095	1.67%, 11/16/2020(1)	397,900
930,000	2.39%, 11/16/2020(1)	930,176
1,558,419	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	1,561,630
114,582	Santander Drive Auto Receivables Trust 2.36%, 04/15/2020	114,592
4,310,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,292,862

		12,966,348

	Asset-Backed - Finance & Insurance - 18.8%
1,540,000	AIMCO CLO Ltd. 3 mo. USD LIBOR + 0.850%, 2.57%, 01/15/2028(1)(2)	1,539,943
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
154,692	5.82%, 11/25/2035(3)	156,917
4,200,000	AMMC CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.00%, 07/25/2029(1)(2)	4,230,790
2,910,000	Anchorage Capital CLO Ltd. 3 mo. USD LIBOR + 1.510%, 3.23%, 01/15/2029(1)(2)	2,933,443
3,970,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.21%, 04/24/2029(1)(2)	3,990,342
	Apidos CLO
2,935,000	3 mo. USD LIBOR + 0.980%, 2.72%, 01/19/2025(1)(2)	2,940,870
1,445,000	3 mo. USD LIBOR + 1.330%, 3.05%, 01/16/2027(1)(2)	1,451,221
3,775,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.250%, 2.97%, 10/15/2026(1)(2)	3,777,469
6,225,000	Atrium 3 mo. USD LIBOR + 0.830%, 2.58%, 04/22/2027(1)(2)	6,223,574
	Avery Point CLO Ltd.
4,375,000	3 mo. USD LIBOR + 1.100%, 2.85%, 04/25/2026(1)(2)	4,377,568
3,160,000	3 mo. USD LIBOR + 1.120%, 2.85%, 01/18/2025(1)(2)	3,161,672
	Babson CLO Ltd.
1,030,000	3 mo. USD LIBOR + 1.150%, 2.90%, 07/20/2025(1)(2)	1,030,744
3,281,000	3 mo. USD LIBOR + 1.320%, 3.04%, 01/15/2026(1)(2)	3,283,907
	Bayview Opportunity Master Fund Trust
4,948,230	2.98%, 10/28/2032(1)(3)	4,944,942
886,271	3.11%, 09/28/2032(1)(3)	882,173
5,297,093	3.35%, 11/28/2032(1)(3)	5,270,543
3,120,571	3.50%, 01/28/2055(1)(4)	3,137,150
3,715,739	3.50%, 06/28/2057(1)(4)	3,739,965
7,497,059	3.50%, 07/28/2057(1)(4)	7,583,416
7,572,445	3.50%, 10/28/2057(1)(4)	7,625,806
4,947,014	3.50%, 01/28/2058(1)(4)	5,029,170
2,667,538	4.00%, 11/28/2053(1)(4)	2,718,933
5,142,246	4.00%, 10/28/2064(1)(4)	5,244,557
892,500	Benefit Street Partners CLO VI Ltd. 3 mo. USD LIBOR + 0.800%, 2.53%, 10/18/2029(1)(2)	892,048
	BlueMountain CLO Ltd.
3,353,000	3 mo. USD LIBOR + 0.930%, 2.68%, 07/20/2026(1)(2)	3,353,228
6,310,000	3 mo. USD LIBOR + 1.010%, 2.73%, 04/15/2025(1)(2)	6,311,811
6,799,000	3 mo. USD LIBOR + 1.180%, 2.93%, 10/22/2030(1)(2)	6,844,832
4,580,000	3 mo. USD LIBOR + 1.260%, 3.03%, 04/30/2026(1)(2)	4,586,843
439,375	Cal Funding Ltd. 3.47%, 10/25/2027(1)	437,485

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Carlyle Global Market Strategies CLO Ltd.
$ 4,860,000	3 mo. USD LIBOR + 1.100%, 2.82%, 10/15/2030(1)(2)	$4,881,938
4,630,000	3 mo. USD LIBOR + 1.470%, 3.23%, 04/27/2027(1)(2)	4,627,958
2,815,000	3 mo. USD LIBOR + 1.900%, 3.65%, 10/20/2029(1)(2)	2,825,128
4,030,000	CBAM Ltd. 3 mo. USD LIBOR + 1.230%, 2.60%, 10/17/2029(1)(2)	4,038,544
	Cent CLO Ltd.
3,985,000	3 mo. USD LIBOR + 1.100%, 2.85%, 01/25/2026(1)(2)	3,986,905
2,830,000	3 mo. USD LIBOR + 1.210%, 2.97%, 07/27/2026(1)(2)	2,831,426
	CIFC Funding Ltd.
630,566	3 mo. USD LIBOR + 0.850%, 2.57%, 07/16/2030(1)(2)	630,530
4,175,000	3 mo. USD LIBOR + 1.200%, 2.65%, 05/24/2026(1)(2)	4,174,223
6,175,000	3 mo. USD LIBOR + 1.500%, 3.25%, 07/22/2026(1)(2)	6,177,526
1,125,628	Conn Funding L.P. 2.73%, 07/15/2020(1)	1,125,069
1,910,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 3.57%, 10/15/2029(1)(2)	1,927,077
4,398,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 0.820%, 2.24%, 11/15/2028(1)(2)	4,397,494
	Dryden Senior Loan Fund
4,675,000	3 mo. USD LIBOR + 1.080%, 2.81%, 04/18/2026(1)(2)	4,677,567
5,350,000	3 mo. USD LIBOR + 1.210%, 2.94%, 07/18/2030(1)(2)	5,383,293
3,970,000	3 mo. USD LIBOR + 1.430%, 3.15%, 07/15/2027(1)(2)	3,984,546
4,796,000	3 mo. USD LIBOR + 1.430%, 3.15%, 10/15/2028(1)(2)	4,828,306
	First Franklin Mortgage Loan Trust
2,250,478	1 mo. USD LIBOR + 0.240%, 1.80%, 04/25/2036(2)	1,957,979
1,065,000	1 mo. USD LIBOR + 0.310%, 1.87%, 09/25/2036(2)	946,684
3,435,000	Flatiron CLO Ltd. 3 mo. USD LIBOR + 1.250%, 2.67%, 05/15/2030(1)(2)	3,466,712
498,395	GreatAmerica Leasing Receivables Funding LLC 1.72%, 04/22/2019(1)	497,875
2,910,000	Highbridge Loan Management Ltd. 3 mo. USD LIBOR + 1.450%, 2.84%, 05/05/2027(1)(2)	2,908,792
	KKR CLO Ltd.
5,530,000	3 mo. USD LIBOR + 1.340%, 3.06%, 04/15/2029(1)(2)	5,574,948
4,210,000	3 mo. USD LIBOR + 1.560%, 3.29%, 10/18/2028(1)(2)	4,234,675
	Lendmark Funding Trust
2,875,000	2.83%, 12/22/2025(1)	2,869,708
3,575,000	3.26%, 04/21/2025(1)	3,585,924
	Madison Park Funding Ltd.
2,765,000	3 mo. USD LIBOR + 1.110%, 2.85%, 01/19/2025(1)(2)	2,766,112
4,825,000	3 mo. USD LIBOR + 1.160%, 2.91%, 07/23/2029(1)(2)	4,841,164
3,125,000	3 mo. USD LIBOR + 1.190%, 2.94%, 10/21/2030(1)(2)	3,150,781
4,525,000	3 mo. USD LIBOR + 1.260%, 3.01%, 07/20/2026(1)(2)	4,528,824
	Magnetite CLO Ltd.
2,585,000	3 mo. USD LIBOR + 1.300%, 3.02%, 04/15/2026(1)(2)	2,587,944
3,165,000	3 mo. USD LIBOR + 1.330%, 3.05%, 04/15/2027(1)(2)	3,169,403
	Magnetite Ltd.
6,210,000	3 mo. USD LIBOR + 1.000%, 2.75%, 07/25/2026(1)(2)	6,217,048
6,481,000	3 mo. USD LIBOR + 1.400%, 2.82%, 11/15/2028(1)(2)	6,522,012
3,070,000	3 mo. USD LIBOR + 1.500%, 3.25%, 07/25/2026(1)(2)	3,085,427
2,391,648	Marlette Funding Trust 2.36%, 12/15/2024(1)	2,390,326
5,629,340	MFRA Trust 3.35%, 11/25/2047(1)(3)	5,596,831
	Nationstar HECM Loan Trust
838,444	1.97%, 05/25/2027(1)	836,860
1,651,571	2.04%, 09/25/2027(1)(4)	1,647,622
490,000	2.94%, 05/25/2027(1)	489,324
	NRZ Advance Receivables Trust
4,895,000	3.11%, 12/15/2050(1)	4,873,202
4,425,000	3.21%, 02/15/2051(1)	4,398,019
5,690,000	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	5,689,927
2,087,616	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(3)	2,078,859

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,395,000	Oak Hill Credit Partners Ltd. 3 mo. USD LIBOR + 1.130%, 2.88%, 07/20/2026(1)(2)	$1,395,208
6,265,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.150%, 2.57%, 11/15/2025(1)(2)	6,262,713
	OCP CLO Ltd.
4,015,000	3 mo. USD LIBOR + 0.850%, 2.58%, 04/17/2027(1)(2)	4,013,358
6,080,000	3 mo. USD LIBOR + 1.400%, 2.85%, 11/22/2025(1)(2)	6,113,294
	Octagon Investment Partners Ltd.
1,620,464	3 mo. USD LIBOR + 1.120%, 2.85%, 07/17/2025(1)(2)	1,621,456
3,020,000	3 mo. USD LIBOR + 1.320%, 3.07%, 03/17/2030(1)(2)	3,059,568
4,369,890	OHA Credit Partners Ltd. 3 mo. USD LIBOR + 1.120%, 2.87%, 04/20/2025(1)(2)	4,372,778
	OneMain Financial Issuance Trust
7,054,000	2.37%, 09/14/2032(1)	6,947,342
7,460,000	4.10%, 03/20/2028(1)	7,552,963
318,750	OZLM Funding Ltd. 3 mo. USD LIBOR + 0.900%, 2.65%, 07/22/2029(1)(2)	318,732
4,470,000	OZLM Ltd. 3 mo. USD LIBOR + 1.450%, 3.22%, 04/30/2027(1)(2)	4,479,378
932,235	Pretium Mortgage Credit Partners LLC 3.33%, 12/30/2032(1)(4)	926,989
1,385,000	Pretium Mortgage Credit Partners LLC 3.38%, 01/27/2033(1)(3)	1,385,000
2,669,346	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	2,668,116
2,710,136	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	2,716,987
3,320,000	Seneca Park CLO Ltd. 3 mo. USD LIBOR + 1.120%, 2.85%, 07/17/2026(1)(2)	3,321,706
3,420,000	Shackleton CLO 3 mo. USD LIBOR + 1.160%, 2.89%, 07/17/2026(1)(2)	3,421,689
	SoFi Consumer Loan Program LLC
1,975,104	2.50%, 05/26/2026(1)	1,962,363
969,095	2.77%, 05/25/2026(1)	967,630
2,142,557	3.05%, 12/26/2025(1)	2,148,827
1,905,467	3.09%, 10/27/2025(1)	1,934,701
1,628,395	3.28%, 01/26/2026(1)	1,637,830
	Sound Point CLO Ltd.
3,100,703	3 mo. USD LIBOR + 1.100%, 2.85%, 01/21/2026(1)(2)	3,104,089
2,100,000	3 mo. USD LIBOR + 1.390%, 3.14%, 01/23/2029(1)(2)	2,108,772
1,410,000	3 mo. USD LIBOR + 4.600%, 6.32%, 07/15/2025(1)(2)	1,418,278
	Springleaf Funding Trust
7,215,000	2.68%, 07/15/2030(1)	7,093,856
3,940,000	2.90%, 11/15/2029(1)	3,949,987
4,175,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	4,166,988
4,090,000	Symphony CLO L.P. 1 mo. USD LIBOR + 1.750%, 3.30%, 01/09/2023(1)(2)	4,090,131
	Symphony CLO Ltd.
1,898,000	3 mo. USD LIBOR + 1.180%, 2.91%, 10/17/2026(1)(2)	1,899,200
3,950,000	3 mo. USD LIBOR + 1.280%, 3.00%, 07/14/2026(1)(2)	3,951,813
2,740,000	Thacher Park CLO Ltd. 3 mo. USD LIBOR + 1.160%, 2.91%, 10/20/2026(1)(2)	2,743,469
	Towd Point Mortgage Trust
8,185,806	2.75%, 10/25/2056(1)(4)	8,132,172
2,319,092	2.75%, 04/25/2057(1)(4)	2,303,991
5,986,663	2.75%, 06/25/2057(1)(4)	5,918,952
4,287,473	2.75%, 07/25/2057(1)(4)	4,250,909
4,335,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.370%, 3.12%, 04/20/2027(1)(2)	4,340,081
4,200,158	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(3)	4,177,082
2,355,000	Venture CLO Ltd. 3 mo. USD LIBOR + 1.300%, 3.05%, 07/20/2030(1)(2)	2,370,786
6,295,000	Vibrant CLO VI Ltd. 3 mo. USD LIBOR + 1.240%, 2.87%, 06/20/2029(1)(2)	6,339,682

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 7,410,264	VOLT LLC 3.38%, 10/25/2047(1)(3)	$7,399,088
1,734,858	VOLT LX LLC 3.25%, 06/25/2047(1)(3)	1,733,348
1,533,433	VOLT LXII LLC 3.13%, 09/25/2047(1)(3)	1,533,387
2,995,000	VOLT LXIII LLC 3.00%, 10/25/2047(1)(3)	2,996,950
	Voya CLO Ltd.
4,220,000	3 mo. USD LIBOR + 0.900%, 2.63%, 01/18/2029(1)(2)	4,231,888
1,505,000	3 mo. USD LIBOR + 1.250%, 2.98%, 01/18/2029(1)(2)	1,503,481
	Voya CLO Ltd.
2,030,000	3 mo. USD LIBOR + 1.130%, 2.51%, 10/15/2030(1)(2)	2,048,711
1,500,000	3 mo. USD LIBOR + 1.250%, 2.98%, 04/17/2030(1)(2)	1,511,721
2,115,000	3 mo. USD LIBOR + 1.330%, 3.06%, 04/18/2026(1)(2)	2,117,212
1,980,000	Wendys Funding LLC 3.88%, 03/15/2048(1)	1,989,900
4,650,000	York CLO Ltd. 3 mo. USD LIBOR + 1.630%, 2.73%, 01/20/2030(1)(2)	4,688,586
5,625,000	Zais CLO Ltd. 3 mo. USD LIBOR + 1.530%, 3.25%, 10/15/2028(1)(2)	5,639,220

		438,094,232

	Asset-Backed - Home Equity - 1.8%
	GSAA Home Equity Trust
27,809	1 mo. USD LIBOR + 0.070%, 1.63%, 12/25/2046(2)	15,943
3,481,543	1 mo. USD LIBOR + 0.080%, 1.64%, 02/25/2037(2)	1,886,435
1,062,858	1 mo. USD LIBOR + 0.090%, 1.65%, 12/25/2036(2)	537,537
1,873,023	1 mo. USD LIBOR + 0.100%, 1.66%, 03/25/2037(2)	973,960
1,605,921	1 mo. USD LIBOR + 0.180%, 1.74%, 11/25/2036(2)	826,464
1,530,668	5.99%, 06/25/2036(4)	800,809
118,266	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 1.71%, 06/25/2036(2)	102,839
1,420,704	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 1.73%, 11/25/2036(2)	662,527
	New Residential Mortgage Loan Trust
6,739,929	1 mo. USD LIBOR + 1.500%, 3.06%, 06/25/2057(1)(2)	6,923,522
8,231,803	4.00%, 02/25/2057(1)(4)	8,407,344
7,331,541	4.00%, 08/27/2057(1)(4)	7,471,968
3,213,000	4.00%, 12/25/2057(1)(4)	3,282,514
5,080,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	5,015,217
490,773	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	262,937
	Soundview Home Loan Trust
3,500,000	1 mo. USD LIBOR + 0.180%, 1.74%, 07/25/2037(2)	3,012,931
830,000	1 mo. USD LIBOR + 0.240%, 1.80%, 07/25/2036(2)	726,903
1,110,000	1 mo. USD LIBOR + 0.250%, 1.81%, 11/25/2036(2)	974,139

		41,883,989

	Collateralized - Mortgage Obligations - 0.3%
2,201,262	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(4)	2,177,663
4,755,236	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	4,752,948

		6,930,611

	Commercial Mortgage - Backed Securities - 6.6%
4,518,075	Banc of America Commercial Mortgage Trust 0.83%, 11/15/2054(4)(5)	281,867
	Banc of America Commercial Mortgage Trust
37,369,475	0.75%, 11/15/2050(4)(5)	2,198,140
1,970,000	3.12%, 09/15/2048(1)(4)	1,261,728
551,000	Bank Mortgage Trust 3.39%, 06/15/2060	552,053
	BBCMS Mortgage Trust

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 23,882,469	1.52%, 02/15/2050(4)(5)	$2,481,293
7,661,000	1 mo. USD LIBOR + 0.850%, 2.41%, 08/15/2036(1)(2)	7,668,152
4,207,000	3.67%, 02/15/2050	4,299,423
510,000	Bear Stearns Commercial Mortgage Securities Trust 5.11%, 10/12/2042(4)	464,038
	Benchmark Mortgage Trust
11,683,000	0.53%, 01/15/2051(4)(5)	484,945
1,875,000	3.67%, 01/15/2051	1,921,486
	CFCRE Commercial Mortgage Trust
1,060,000	3.57%, 06/15/2050	1,069,891
1,395,000	3.84%, 12/10/2054	1,442,619
	Citigroup Commercial Mortgage Trust
22,602,958	1.05%, 07/10/2047(4)(5)	1,163,114
15,837,738	1.15%, 04/10/2048(4)(5)	907,629
687,000	2.77%, 12/10/2045	678,742
2,992,242	2.94%, 10/10/2049	2,903,512
570,000	3.33%, 06/10/2046	578,360
3,125,000	3.46%, 08/15/2050	3,137,047
825,000	3.62%, 02/10/2049	840,318
1,045,000	3.76%, 06/10/2048	1,079,499
795,000	3.82%, 11/10/2048	821,131
415,000	4.40%, 03/10/2047(1)(4)	312,454
	Commercial Mortgage Pass-Through Certificates
5,873,390	0.80%, 02/10/2047(4)(5)	152,433
360,000	4.24%, 02/10/2047(4)	380,636
1,825,000	4.75%, 10/15/2045(1)(4)	1,177,034
	Commercial Mortgage Trust
4,380,631	0.88%, 08/10/2046(4)(5)	129,230
2,818,462	1.90%, 07/10/2046(1)(4)(5)	105,871
945,249	2.85%, 10/15/2045	935,384
745,000	2.94%, 01/10/2046	741,877
735,000	3.10%, 03/10/2046	736,411
1,025,000	3.21%, 03/10/2046	1,035,500
1,270,000	3.35%, 02/10/2048	1,270,783
3,050,000	3.42%, 03/10/2031(1)	3,147,885
905,000	3.61%, 06/10/2046(4)	929,589
455,000	3.62%, 07/10/2050	464,877
1,425,000	3.69%, 08/10/2047	1,464,984
1,690,000	3.77%, 02/10/2049	1,736,391
900,000	3.80%, 08/10/2047	931,318
1,350,000	3.83%, 07/15/2047	1,398,848
740,000	3.90%, 07/10/2050	766,157
1,095,125	3.96%, 03/10/2047	1,140,499
860,000	4.02%, 07/10/2045	896,947
420,000	4.07%, 02/10/2047(4)	440,828
390,000	4.21%, 08/10/2046	411,168
660,000	4.21%, 08/10/2046(4)	696,097
595,000	4.23%, 07/10/2045(4)	629,687
805,000	4.58%, 10/15/2045(1)(4)	373,729
530,075	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	520,374
	CSAIL Commercial Mortgage Trust
43,087,096	0.85%, 06/15/2057(4)(5)	1,889,697
1,496,791	0.94%, 04/15/2050(4)(5)	70,741
5,872,495	1.05%, 11/15/2048(4)(5)	318,809
10,384,640	1.81%, 01/15/2049(4)(5)	1,061,689
490,022	3.45%, 08/15/2048	495,716
670,000	3.50%, 11/15/2049	676,051
430,000	3.54%, 11/15/2048	437,384
2,637,000	3.72%, 08/15/2048	2,712,229
74,000	3.76%, 11/15/2048	76,244
1,765,000	3.81%, 11/15/2048	1,824,177
3,313,543	DBUBS Mortgage Trust 0.72%, 11/10/2046(1)(4)(5)	51,361

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,665,761	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	$1,773,010
	FREMF Mortgage Trust
3,775,000	3.68%, 11/25/2049(1)(4)	3,662,587
4,305,000	3.75%, 11/25/2050(1)(4)	4,196,537
	FREMF Mortgage Trust
2,495,000	3.00%, 10/25/2047(1)(4)	2,492,792
1,830,000	3.65%, 09/25/2024(1)(4)	1,797,133
1,395,000	3.68%, 11/25/2049(1)(4)	1,299,562
2,420,000	3.73%, 10/25/2049(1)(4)	2,354,815
2,206,000	3.84%, 07/25/2049(1)(4)	2,208,068
1,335,000	3.84%, 08/25/2027(1)(4)	1,325,517
3,605,000	3.88%, 02/25/2024(1)(4)	3,601,249
1,235,000	3.94%, 09/25/2049(1)(4)	1,236,317
2,530,000	3.97%, 07/25/2049(1)(4)	2,537,630
1,045,000	3.98%, 03/25/2027(1)(4)	1,054,049
1,018,000	4.02%, 11/25/2032(1)(4)	841,408
1,999,000	4.03%, 07/25/2027(1)(4)	2,015,971
2,255,000	4.07%, 05/25/2027(1)(4)	2,284,626
2,710,000	5.28%, 09/25/2043(1)(4)	2,842,650
302,732	GE Business Loan Trust 1 mo. USD LIBOR + 1.000%, 2.56%, 05/15/2034(1)(2)	281,686
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	1,976,991
935,000	3.38%, 05/10/2050	944,143
1,195,000	GS Mortgage Securities Trust 3.67%, 03/10/2050	1,224,630
	GS Mortgage Securities Trust
24,368,565	0.11%, 07/10/2046(4)(5)	109,641
3,234,489	1.35%, 08/10/2044(1)(4)(5)	122,055
695,000	3.67%, 04/10/2047(1)	258,151
450,000	4.07%, 01/10/2047	471,403
1,310,000	4.86%, 04/10/2047(1)(4)	865,699
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(4)	587,200
312,293	2.84%, 12/15/2047	309,973
174,627	1 mo. USD LIBOR + 1.500%, 3.05%, 02/12/2051(2)	174,467
730,000	4.37%, 12/15/2047(1)(4)	577,195
1,160,000	5.41%, 08/15/2046(1)(4)	1,140,419
1,455,000	JPMBB Commercial Mortgage Securities Trust 3.36%, 07/15/2045	1,478,007
	JPMBB Commercial Mortgage Securities Trust
14,984,033	0.82%, 09/15/2047(4)(5)	442,366
5,022,094	0.92%, 05/15/2048(4)(5)	170,471
520,061	3.61%, 05/15/2048	531,837
344,412	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(4)	348,951
17,024	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%, 09/25/2030(1)(4)	16,800
	Morgan Stanley Bank of America Merrill Lynch Trust
4,367,246	1.11%, 10/15/2048(4)(5)	269,543
9,469,475	1.12%, 12/15/2047(4)(5)	436,302
640,000	2.92%, 02/15/2046	637,256
1,465,000	3.13%, 12/15/2048	1,474,113
880,000	3.18%, 08/15/2045	886,854
730,173	4.26%, 10/15/2046(4)	772,545
775,000	4.50%, 08/15/2045(1)	555,671
	Morgan Stanley Capital Trust
15,330,914	0.40%, 09/15/2047(1)(4)(5)	134,699
7,236,292	1.46%, 06/15/2050(4)(5)	673,736
495,000	2.78%, 08/15/2049	474,990
500,000	3.34%, 12/15/2049	499,858
2,605,000	3.47%, 08/11/2033(1)	2,638,956
670,000	3.60%, 12/15/2049	681,739

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 885,000	5.16%, 07/15/2049(1)(4)	$767,768
425,000	5.33%, 10/12/2052(1)(4)	184,028
705,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(4)	690,293
5,937,366	UBS Commercial Mortgage Trust 1.16%, 08/15/2050(4)(5)	470,617
	UBS-Barclays Commercial Mortgage Trust
2,215,000	3.09%, 08/10/2049	2,223,570
910,000	3.19%, 03/10/2046	915,632
1,005,120	3.24%, 04/10/2046	1,016,407
	Wells Fargo Commercial Mortgage Trust
12,799,480	1.17%, 05/15/2048(4)(5)	717,540
914,303	2.92%, 10/15/2045	907,833
380,000	2.92%, 11/15/2049	367,305
295,000	2.94%, 10/15/2049	285,553
10,000	3.17%, 02/15/2048	9,918
645,000	3.29%, 05/15/2048	648,609
810,000	3.41%, 12/15/2047	815,354
605,000	3.41%, 09/15/2058	609,600
3,020,000	3.45%, 07/15/2050	3,031,032
625,000	3.56%, 01/15/2059	633,452
1,040,000	3.62%, 09/15/2057	1,060,173
93,000	3.64%, 03/15/2050	94,693
655,000	3.79%, 09/15/2048	675,802
255,000	4.10%, 05/15/2048(4)	225,606
	WF-RBS Commercial Mortgage Trust
2,175,533	1.30%, 03/15/2047(4)(5)	107,011
870,000	2.87%, 11/15/2045	864,132
1,170,000	2.88%, 12/15/2045	1,162,524
1,545,000	3.02%, 11/15/2047(1)	890,984
740,000	3.07%, 03/15/2045	740,843
350,000	3.35%, 05/15/2045	348,331
805,000	3.61%, 11/15/2047	824,473
740,000	3.72%, 05/15/2047	760,910
660,281	4.00%, 05/15/2047	687,759
225,000	4.05%, 03/15/2047	235,774
745,125	4.10%, 03/15/2047	782,811
345,000	5.00%, 06/15/2044(1)(4)	250,868
960,000	5.58%, 04/15/2045(1)(4)	939,455

		153,415,004

	Whole Loan Collateral CMO - 6.8%
268,486	Adjustable Rate Mortgage Trust 1 mo. USD LIBOR + 0.540%, 2.10%, 11/25/2035(2)	266,587
	Alternative Loan Trust
2,112,200	1 mo. USD LIBOR + 0.270%, 1.83%, 01/25/2036(2)	2,003,730
579,388	1 mo. USD LIBOR + 0.320%, 1.88%, 11/25/2035(2)	521,760
1,483,949	12 mo. USD MTA + 1.350%, 2.48%, 08/25/2035(2)	1,303,741
396,333	5.75%, 05/25/2036	316,266
281,663	6.00%, 05/25/2036	235,269
192,511	6.00%, 12/25/2036	136,918
	Angel Oak Mortgage Trust LLC
2,713,295	2.48%, 07/25/2047(1)(4)	2,676,847
2,492,095	2.71%, 11/25/2047(1)(4)	2,491,908
802,736	2.81%, 01/25/2047(1)(4)	792,966
	Banc of America Funding Trust
795,955	1 mo. USD LIBOR + 0.300%, 1.86%, 05/20/2047(2)	728,810
2,304,376	5.77%, 05/25/2037(4)	2,310,349
85,837	5.85%, 01/25/2037(3)	79,208
	Bear Stearns Adjustable Rate Mortgage Trust
815,611	1 year USD CMT + 2.300%, 3.52%, 10/25/2035(2)	830,686
446,235	3.54%, 02/25/2036(4)	420,466
2,416,384	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 2.06%, 01/25/2036(2)	2,497,645
712,914	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 1.74%, 10/25/2036(2)	700,338

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 666,065	Chase Mortgage Finance Trust 3.47%, 12/25/2035(4)	$651,649
	CHL Mortgage Pass-Through Trust
710,565	1 mo. USD LIBOR + 0.680%, 2.24%, 03/25/2035(2)	655,486
922,156	3.28%, 11/20/2035(4)	838,518
353,220	3.39%, 06/20/2035(4)	355,256
1,467,311	3.48%, 09/25/2047(4)	1,370,433
660,863	3.69%, 04/20/2036(4)	521,751
7,053,085	CIM Trust 3.00%, 04/25/2057(1)(4)	7,028,435
	COLT Mortgage Loan Trust
6,377,503	2.42%, 10/25/2047(1)(4)	6,387,283
3,385,000	2.93%, 02/25/2048(1)(4)	3,384,669
1,098,983	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,079,767
2,461,761	CSMC Trust 3.25%, 04/25/2047(1)(4)	2,486,379
	Deephaven Residential Mortgage Trust
2,096,626	2.45%, 06/25/2047(1)(4)	2,058,503
2,822,980	2.58%, 10/25/2047(1)(4)	2,796,499
1,321,127	2.73%, 12/26/2046(1)(4)	1,305,237
195,799	DSLA Mortgage Loan Trust 1 mo. USD LIBOR + 0.360%, 1.92%, 01/19/2045(2)	184,343
	Fannie Mae Connecticut Avenue Securities
1,620,000	1 mo. USD LIBOR + 3.550%, 5.11%, 07/25/2029(2)	1,766,281
3,190,143	1 mo. USD LIBOR + 4.350%, 5.91%, 05/25/2029(2)	3,567,980
1,374,082	1 mo. USD LIBOR + 4.900%, 6.46%, 11/25/2024(2)	1,574,193
794,255	1 mo. USD LIBOR + 5.700%, 7.26%, 04/25/2028(2)	915,505
593,000	1 mo. USD LIBOR + 6.000%, 7.56%, 09/25/2028(2)	702,308
2,675,000	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(4)	2,699,742
	GMACM Mortgage Loan Trust
581,827	3.65%, 09/19/2035(4)	568,698
114,577	3.85%, 04/19/2036(4)	108,030
	GSR Mortgage Loan Trust
3,012,126	1 mo. USD LIBOR + 0.300%, 1.86%, 01/25/2037(2)	1,718,500
204,359	3.61%, 10/25/2035(4)	177,292
2,015,544	3.68%, 01/25/2036(4)	1,990,275
	HarborView Mortgage Loan Trust
940,137	1 mo. USD LIBOR + 0.190%, 1.75%, 01/19/2038(2)	883,329
1,862,591	1 mo. USD LIBOR + 0.240%, 1.80%, 12/19/2036(2)	1,632,998
	IndyMac Index Mortgage Loan Trust
619,575	3.35%, 03/25/2036(4)	556,395
1,355,544	3.63%, 04/25/2037(4)	1,054,775
596,536	3.68%, 01/25/2036(4)	592,276
	JP Morgan Mortgage Trust
598,767	3.62%, 09/25/2035(4)	604,132
175,306	3.65%, 04/25/2037(4)	170,228
495,349	3.72%, 05/25/2036(4)	491,317
710,418	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 1.77%, 07/25/2046(2)	685,273
	LSTAR Securities Investment Ltd.
3,074,134	1 mo. USD LIBOR + 1.650%, 0.03%, 11/01/2022(1)(2)	3,057,795
5,517,113	1 mo. USD LIBOR + 1.750%, 0.03%, 10/01/2022(1)(2)	5,491,883
2,177,401	1 mo. USD LIBOR + 1.750%, 3.32%, 09/01/2022(1)(2)	2,177,505
2,848,810	1 mo. USD LIBOR + 2.000%, 3.57%, 02/01/2022(1)(2)	2,851,821
1,192,878	1 mo. USD LIBOR + 2.000%, 3.57%, 04/01/2022(1)(2)	1,194,260
3,193,322	Luminent Mortgage Trust 1 mo. USD LIBOR + 0.190%, 1.75%, 05/25/2046(2)	2,889,399
2,270,092	MetLife Securitization Trust 3.00%, 04/25/2055(1)(4)	2,292,440
1,725,754	MFA Trust 2.59%, 02/25/2057(1)(4)	1,693,688
5,308,560	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	5,266,569

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 698,466	Morgan Stanley Mortgage Loan Trust 3.54%, 05/25/2036(4)	$522,906
	New Residential Mortgage Loan Trust
4,141,669	3.75%, 11/26/2035(1)(4)	4,197,423
3,950,070	3.75%, 11/25/2056(1)(4)	4,002,007
8,147,303	4.00%, 03/25/2057(1)(4)	8,324,587
6,558,739	4.00%, 04/25/2057(1)(4)	6,688,160
5,615,735	4.00%, 05/25/2057(1)(4)	5,735,864
1,475,146	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,454,508
	Residential Accredit Loans, Inc.
1,673,251	1 mo. USD LIBOR + 0.300%, 1.86%, 04/25/2036(2)	1,544,232
1,822,191	2.46%, 11/25/2037(4)	1,586,585
1,346,170	6.00%, 12/25/2035	1,313,477
942,378	Residential Asset Securitization Trust 5.50%, 06/25/2035	864,664
650,023	Residential Funding Mortgage Securities, Inc. 3.64%, 08/25/2035(4)	514,245
251,014	Sequoia Mortgage Trust 3.53%, 07/20/2037(4)	241,590
740,892	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	555,251
	Towd Point Mortgage Trust
6,618,675	1 mo. USD LIBOR + 0.600%, 2.16%, 02/25/2057(1)(2)	6,594,093
3,602,784	2.25%, 04/25/2056(1)(4)	3,557,081
1,249,200	2.75%, 04/25/2055(1)(4)	1,244,270
2,914,295	2.75%, 08/25/2055(1)(4)	2,884,546
410,162	3.00%, 03/25/2054(1)(4)	410,522
	WaMu Mortgage Pass-Through Certificates Trust
642,248	12 mo. MTA + 0.880%, 2.01%, 10/25/2046(2)	575,300
501,703	12 mo. MTA + 0.980%, 2.11%, 07/25/2046(2)	476,708
1,333,555	3.12%, 06/25/2037(4)	1,253,479
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
765,826	12 mo. MTA + 0.830%, 1.96%, 11/25/2046(2)	655,417
1,443,729	1 mo. USD LIBOR + 0.600%, 2.16%, 07/25/2036(2)	1,020,668
	Wells Fargo Commercial Mortgage Trust
30,131,655	1.17%, 09/15/2057(4)(5)	1,614,252
1,770,000	2.88%, 05/15/2048(1)(4)	1,130,833
675,000	3.84%, 09/15/2058	698,003
445,950	Wells Fargo Mortgage Backed Securities Trust 3.53%, 09/25/2036(4)	442,338

		158,895,598

	Total Asset & Commercial Mortgage Backed Securities (cost $812,589,978)	$812,185,782

Corporate Bonds - 24.5%
	Aerospace/Defense - 0.1%
	DAE Funding LLC
65,000	4.50%, 08/01/2022(1)	64,675
70,000	5.00%, 08/01/2024(1)	69,475
2,877,000	Lockheed Martin Corp. 4.09%, 09/15/2052	2,923,402

		3,057,552

	Agriculture - 0.7%
740,000	Altria Group, Inc. 3.88%, 09/16/2046	719,258
	BAT Capital Corp.
2,250,000	2.30%, 08/14/2020(1)	2,223,199
2,250,000	4.39%, 08/15/2037(1)	2,312,746
1,680,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,677,661
	Imperial Brands Finance plc
1,345,000	2.05%, 07/20/2018(1)	1,344,234
760,000	2.95%, 07/21/2020(1)	762,361
1,855,000	3.75%, 07/21/2022(1)	1,896,502

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 3,280,000	Philip Morris International, Inc. 3.13%, 08/17/2027	$3,194,337
1,935,000	Reynolds American, Inc. 3.25%, 06/12/2020	1,956,959

		16,087,257

	Airlines - 0.1%
1,485,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	1,496,503

	Auto Manufacturers - 0.5%
CAD 325,000	Daimler Canada Finance, Inc. 2.27%, 03/26/2018	264,476
$ 1,625,000	Ford Motor Co. 5.29%, 12/08/2046	1,702,663
	General Motors Co.
2,070,000	5.40%, 04/01/2048	2,222,177
965,000	6.25%, 10/02/2043	1,139,179
1,545,000	6.75%, 04/01/2046	1,926,443
	General Motors Financial Co., Inc.
375,000	3 mo. USD LIBOR + 1.270%, 2.97%, 10/04/2019(2)	380,079
1,585,000	3.70%, 05/09/2023	1,594,828
1,255,000	3.95%, 04/13/2024	1,270,164
EUR 755,000	General Motors Financial International B.V. 0.85%, 02/23/2018(6)	937,902
AUD 710,000	Volkswagen Financial Services Australia Pty Ltd. 4.25%, 04/04/2018(6)	574,178
CAD 627,000	VW Credit Canada, Inc. 1.60%, 04/04/2018(6)	509,720

		12,521,809

	Auto Parts & Equipment - 0.1%
$ 230,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	227,700
2,375,000	Lear Corp. 3.80%, 09/15/2027	2,355,333

		2,583,033

	Beverages - 0.5%
	Anheuser-Busch InBev Finance, Inc.
2,755,000	3.30%, 02/01/2023	2,776,676
40,000	3.65%, 02/01/2026	40,481
1,555,000	4.70%, 02/01/2036	1,716,142
530,000	4.90%, 02/01/2046	598,905
1,445,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	1,383,979
	Constellation Brands, Inc.
2,180,000	2.65%, 11/07/2022	2,123,562
325,000	2.70%, 05/09/2022	319,286
1,555,000	3.60%, 02/15/2028	1,542,475
210,000	4.50%, 05/09/2047	223,119

		10,724,625

	Biotechnology - 0.1%
1,490,000	Amgen, Inc. 2.65%, 05/11/2022	1,467,803
755,000	Celgene Corp. 4.63%, 05/15/2044	794,433
675,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	683,701

		2,945,937

	Chemicals - 0.1%
	Methanex Corp.
1,380,000	4.25%, 12/01/2024	1,387,895
285,000	5.65%, 12/01/2044	293,998
755,000	Sherwin-Williams Co. 3.13%, 06/01/2024	742,754

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 85,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	$90,100

		2,514,747

	Commercial Banks - 8.7%
	Banco Bilbao Vizcaya Argentaria S.A.
3,200,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(7)	3,329,600
EUR 800,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(6)(7)	1,191,888
$ 600,000	5 year USD Swap + 8.262%, 9.00%, 05/09/2018(2)(6)(7)	608,250
EUR 2,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(6)(7)	3,222,090
$ 3,200,000	Banco Santander S.A. 3.80%, 02/23/2028	3,179,072
	Bank of America Corp.
900,000	3 mo. USD LIBOR + 1.070%, 2.73%, 03/22/2018(2)	901,116
4,525,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(2)	4,534,391
5,830,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(2)	5,817,567
5,285,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	5,337,706
2,040,000	4.00%, 01/22/2025	2,087,005
2,945,000	4.20%, 08/26/2024	3,054,786
2,235,000	7.75%, 05/14/2038	3,304,441
2,175,000	Barclays Bank plc 2.65%, 01/11/2021	2,160,020
1,025,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(6)(7)	1,120,473
	BNP Paribas S.A.
925,000	2.95%, 05/23/2022(1)	919,758
2,835,000	3.38%, 01/09/2025(1)	2,802,540
830,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(7)	818,588
2,265,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(7)	2,471,681
	BPCE S.A.
1,350,000	2.75%, 01/11/2023(1)	1,326,676
1,090,000	3.00%, 05/22/2022(1)	1,078,855
EUR 600,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(6)(7)	881,438
1,000,000	CaixaBank S.A. 5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(6)(7)	1,461,925
CAD 345,000	Canadian Imperial Bank of Commerce 3 mo.CAD CDOR + 0.660%, 2.06%, 02/08/2018(2)	280,524
	Citigroup, Inc.
$ 2,680,000	3 mo. USD LIBOR + 1.100%, 2.52%, 05/17/2024(2)	2,742,873
1,890,000	2.70%, 03/30/2021	1,878,133
1,205,000	2.70%, 10/27/2022	1,179,899
535,000	3.20%, 10/21/2026	521,878
1,010,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(2)	999,035
1,590,000	4.30%, 11/20/2026	1,637,684
3,815,000	4.45%, 09/29/2027	3,978,368
414,000	4.65%, 07/30/2045	463,407
	Credit Agricole S.A.
1,695,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(2)	1,675,079
3,200,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(7)	3,831,091
5,565,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(7)	6,003,244
	Deutsche Bank AG
2,785,000	2.70%, 07/13/2020	2,761,052
1,875,000	3.30%, 11/16/2022	1,852,464
	Goldman Sachs Group, Inc.
460,000	2.00%, 04/25/2019	457,402
3,040,000	2.35%, 11/15/2021	2,965,794
560,000	2.60%, 04/23/2020	558,530
1,695,000	2.75%, 09/15/2020	1,693,484
2,045,000	2.88%, 02/25/2021	2,043,239
1,660,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(2)	1,638,457
360,000	3 mo. USD LIBOR + 1.160%, 2.91%, 04/23/2020(2)	365,990
2,720,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	2,667,505
CAD 375,000	3.38%, 02/01/2018	304,893

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,520,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(2)	$2,506,752
425,000	5.15%, 05/22/2045	484,794
2,696,000	6.00%, 06/15/2020	2,893,122
1,410,000	6.25%, 02/01/2041	1,865,985
2,415,000	6.75%, 10/01/2037	3,185,832
	HSBC Holdings plc
1,125,000	2.95%, 05/25/2021	1,125,906
1,360,000	3.40%, 03/08/2021	1,379,111
1,125,000	3.60%, 05/25/2023	1,143,632
2,670,000	4.25%, 08/18/2025	2,732,812
2,400,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(7)	2,511,000
	Intesa Sanpaolo S.p.A.
990,000	3.38%, 01/12/2023(1)	981,014
1,370,000	3.88%, 01/12/2028(1)	1,337,449
2,425,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(7)	2,697,813
EUR 325,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(6)(7)	512,450
	JP Morgan Chase & Co.
$ 1,110,000	2.30%, 08/15/2021	1,090,340
5,745,000	2.40%, 06/07/2021	5,674,801
1,275,000	2.55%, 10/29/2020	1,270,847
2,190,000	2.70%, 05/18/2023	2,147,501
3,765,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(2)	3,730,053
2,430,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(2)	2,417,631
	Morgan Stanley
3,945,000	2.50%, 04/21/2021	3,895,530
1,110,000	3 mo. USD LIBOR + 0.850%, 2.59%, 01/24/2019(2)	1,116,757
1,030,000	2.63%, 11/17/2021	1,015,243
3,540,000	2.75%, 05/19/2022	3,486,859
825,000	3.13%, 07/27/2026	797,396
5,300,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(2)	5,242,787
635,000	3.63%, 01/20/2027	636,339
1,665,000	3.95%, 04/23/2027	1,676,450
2,710,000	4.00%, 07/23/2025	2,797,024
230,000	4.35%, 09/08/2026	237,922
850,000	NRW Bank 3 mo. USD LIBOR + 0.060%, 1.63%, 06/14/2019(2)(6)	850,204
	Royal Bank of Canada
CAD 150,000	3 mo. CAD CDOR + 15.000%, 1.83%, 07/30/2018(2)	122,030
$ 4,555,000	2.15%, 10/26/2020	4,506,087
	Royal Bank of Scotland Group plc
520,000	5 year USD Swap + 5.720%, 8.00%, 08/10/2025(2)(7)	595,078
545,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(7)	608,356
3,120,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022(1)	3,151,381
GBP 555,000	Santander UK Group Holdings plc 5 year GBP Swap + 5.543%, 7.38%, 06/24/2022(2)(6)(7)	904,249
	Societe Generale S.A.
$ 2,225,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(7)	2,400,219
1,340,000	5 year USD Swap + 6.394%, 8.25%, 11/29/2018(2)(6)(7)	1,394,833
3,460,000	UBS AG 2.45%, 12/01/2020(1)	3,430,552
	UBS Group AG
EUR 475,000	5 year EUR Swap + 5.287%, 5.75%, 02/19/2022(2)(6)(7)	672,948
$ 1,875,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(6)(7)	1,999,688
2,765,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(6)(7)	2,912,225
2,550,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(1)	2,495,337
	UniCredit S.p.A.
EUR 525,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(6)(7)	736,954
$ 620,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(6)(7)	688,763
	Wells Fargo & Co.
3,175,000	2.63%, 07/22/2022	3,119,137
1,190,000	3.00%, 04/22/2026	1,153,726
955,000	3.00%, 10/23/2026	923,764
4,340,000	3.07%, 01/24/2023	4,342,556

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 3,885,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(2)	$3,894,137
1,310,000	4.40%, 06/14/2046	1,371,309
2,445,000	4.90%, 11/17/2045	2,751,404
710,000	5.61%, 01/15/2044	863,501

		202,589,481

	Commercial Services - 0.6%
5,304,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	5,610,041
	Ashtead Capital, Inc.
210,000	4.13%, 08/15/2025(1)	207,900
230,000	4.38%, 08/15/2027(1)	228,275
525,000	Cardtronics, Inc. 5.13%, 08/01/2022	507,937
6,485,000	Carlyle Global Market Strategies Ltd. 3 mo. USD LIBOR + 1.100%, 2.74%, 02/01/2031(1)(2)(8)	6,485,000
135,000	IHS Markit Ltd. 4.00%, 03/01/2026(1)	131,119
	United Rentals North America, Inc.
425,000	4.63%, 07/15/2023	439,875
265,000	5.50%, 07/15/2025	279,575

		13,889,722

	Construction Materials - 0.1%
451,000	Eagle Materials, Inc. 4.50%, 08/01/2026	468,422
	Standard Industries, Inc.
255,000	5.38%, 11/15/2024(1)	263,925
695,000	6.00%, 10/15/2025(1)	738,438

		1,470,785

	Diversified Financial Services - 0.1%
	Navient Corp.
100,000	5.88%, 03/25/2021	103,000
275,000	6.63%, 07/26/2021	292,187
395,000	7.25%, 01/25/2022	427,706
180,000	7.25%, 09/25/2023	193,950

		1,016,843

	Electric - 1.0%
	AES Corp.
585,000	4.88%, 05/15/2023	599,040
275,000	5.50%, 03/15/2024	283,332
1,125,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028(1)	1,107,226
1,260,000	DTE Energy Co. 1.50%, 10/01/2019	1,237,587
1,145,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,235,821
1,685,000	Duke Energy Corp. 3.75%, 09/01/2046	1,611,059
1,710,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,617,996
1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,580,794
90,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	94,786
EUR 715,000	Enel S.p.A. 4.88%, 02/20/2018	889,977
	Exelon Corp.
$ 370,000	2.45%, 04/15/2021	364,519
1,880,000	2.85%, 06/15/2020	1,883,770
	FirstEnergy Corp.
1,450,000	3.90%, 07/15/2027	1,464,894
515,000	4.25%, 03/15/2023	537,537
630,000	Fortis, Inc. 2.10%, 10/04/2021	610,005

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,430,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	$1,419,458
	NextEra Energy Operating Partners L.P.
25,000	4.25%, 09/15/2024(1)	25,125
30,000	4.50%, 09/15/2027(1)	29,588
495,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	577,353
2,535,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	3,118,504
	Southern Co.
1,320,000	1.85%, 07/01/2019	1,309,201
490,000	2.95%, 07/01/2023	483,991

		22,081,563

	Electronics - 0.1%
1,140,000	Fortive Corp. 2.35%, 06/15/2021	1,123,092

	Engineering & Construction - 0.4%
1,100,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	1,066,879
	SBA Tower Trust
4,130,000	3.17%, 04/09/2047(1)	4,088,486
3,435,000	3.60%, 04/09/2043(1)	3,433,517

		8,588,882

	Entertainment - 0.0%
	WMG Acquisition Corp.
425,000	4.88%, 11/01/2024(1)	433,500
185,000	5.00%, 08/01/2023(1)	189,625

		623,125

	Environmental Control - 0.0%
282,000	Clean Harbors, Inc. 5.25%, 08/01/2020	284,468

	Food - 0.1%
940,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	918,979
1,640,000	Sysco Corp. 2.50%, 07/15/2021	1,621,214

		2,540,193

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	41,950
365,000	5.88%, 08/20/2026	377,775
1,595,000	Sempra Energy 2.40%, 02/01/2020	1,589,605

		2,009,330

	Healthcare - Products - 0.2%
4,350,000	Becton Dickinson and Co. 3.36%, 06/06/2024	4,285,843
	Thermo Fisher Scientific, Inc.
490,000	2.95%, 09/19/2026	467,548
360,000	3.00%, 04/15/2023	358,311

		5,111,702

	Healthcare - Services - 0.5%
730,000	Aetna, Inc. 2.80%, 06/15/2023	711,708
	Anthem, Inc.
3,540,000	3.50%, 08/15/2024	3,572,341
2,385,000	3.65%, 12/01/2027	2,373,810
320,000	4.63%, 05/15/2042	343,516
	Community Health Systems, Inc.
480,000	5.13%, 08/01/2021	447,600
75,000	6.25%, 03/31/2023	69,375

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 390,000	LifePoint Health, Inc. 5.88%, 12/01/2023	$390,487
255,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	268,069
	UnitedHealth Group, Inc.
1,195,000	3.75%, 07/15/2025	1,234,064
455,000	4.25%, 04/15/2047	491,189
590,000	4.75%, 07/15/2045	682,443

		10,584,602

	Home Builders - 0.0%
255,000	Meritage Homes Corp. 6.00%, 06/01/2025	274,763
525,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	546,656

		821,419

	Insurance - 0.2%
1,050,000	American International Group, Inc. 4.70%, 07/10/2035	1,123,143
	CNO Financial Group, Inc.
25,000	4.50%, 05/30/2020	25,500
750,000	5.25%, 05/30/2025	770,625
	Genworth Holdings, Inc.
10,000	4.80%, 02/15/2024	8,525
350,000	4.90%, 08/15/2023	300,125
15,000	7.63%, 09/24/2021	14,658
275,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	442,740
380,000	MGIC Investment Corp. 5.75%, 08/15/2023	408,500
895,000	Willis North America, Inc. 3.60%, 05/15/2024	896,850

		3,990,666

	Internet - 0.5%
	Alibaba Group Holding Ltd.
3,175,000	3.40%, 12/06/2027	3,081,267
615,000	4.00%, 12/06/2037	615,267
1,050,000	4.20%, 12/06/2047	1,049,242
	Amazon.com, Inc.
660,000	2.80%, 08/22/2024(1)	646,644
2,660,000	3.88%, 08/22/2037(1)	2,739,561
	Tencent Holdings Ltd.
2,300,000	2.99%, 01/19/2023(1)	2,277,982
1,170,000	3.60%, 01/19/2028(1)	1,152,719

		11,562,682

	Iron/Steel - 0.2%
475,000	ArcelorMittal 6.13%, 06/01/2025	540,313
	Steel Dynamics, Inc.
710,000	4.13%, 09/15/2025	702,687
250,000	5.50%, 10/01/2024	260,000
	Vale Overseas Ltd.
2,955,000	6.25%, 08/10/2026	3,427,179
340,000	6.88%, 11/10/2039	429,573

		5,359,752

	IT Services - 0.2%
	Apple, Inc.
275,000	3.00%, 02/09/2024	274,061
740,000	3.35%, 02/09/2027	739,887
1,490,000	3.45%, 02/09/2045	1,420,943
615,000	3.85%, 08/04/2046	621,472
	Hewlett Packard Enterprise Co.
920,000	4.90%, 10/15/2025	962,637
1,040,000	6.35%, 10/15/2045	1,100,452

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 135,000	NCR Corp. 5.00%, 07/15/2022	$137,741

		5,257,193

	Leisure Time - 0.0%
135,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	134,325

	Machinery - Construction & Mining - 0.0%
255,000	Oshkosh Corp. 5.38%, 03/01/2025	269,025

	Machinery - Diversified - 0.0%
390,000	CNH Industrial N.V. 4.50%, 08/15/2023	406,087

	Media - 1.8%
	21st Century Fox America, Inc.
1,420,000	6.15%, 03/01/2037	1,830,669
750,000	6.20%, 12/15/2034	956,748
300,000	Altice U.S. Finance Corp. 5.50%, 05/15/2026(1)	306,750
170,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, 02/15/2026(1)	175,950
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,100,000	3.58%, 07/23/2020	1,114,017
3,790,000	4.20%, 03/15/2028	3,708,301
3,920,000	4.46%, 07/23/2022	4,054,775
3,525,000	6.48%, 10/23/2045	4,115,376
455,000	Comcast Corp. 3.40%, 07/15/2046	414,477
	Cox Communications, Inc.
2,530,000	3.15%, 08/15/2024(1)	2,473,630
685,000	3.25%, 12/15/2022(1)	682,588
280,000	3.35%, 09/15/2026(1)	270,020
80,000	3.85%, 02/01/2025(1)	80,975
490,000	4.80%, 02/01/2035(1)	488,526
310,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	313,875
	Discovery Communications LLC
1,523,000	3.80%, 03/13/2024	1,532,967
785,000	4.90%, 03/11/2026	828,000
505,000	DISH DBS Corp. 5.88%, 11/15/2024	478,803
545,000	Liberty Interactive LLC 8.25%, 02/01/2030	598,137
1,379,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,769,423
927,000	Scripps Networks Interactive, Inc. 3.95%, 06/15/2025	928,633
240,000	SFR Group S.A. 7.38%, 05/01/2026(1)	236,400
535,000	TEGNA, Inc. 5.13%, 07/15/2020	545,031
	Time Warner Cable LLC
1,175,000	4.50%, 09/15/2042	1,081,673
2,145,000	8.75%, 02/14/2019	2,276,440
3,190,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	4,309,478
	Viacom, Inc.
5,520,000	4.25%, 09/01/2023	5,709,689
719,000	4.38%, 03/15/2043	658,205
50,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(2)	50,625
70,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(2)	72,188
480,000	Videotron Ltd. 5.38%, 06/15/2024(1)	510,000

		42,572,369

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Mining - 0.2%
	Anglo American Capital plc
$ 1,655,000	3.75%, 04/10/2022(1)	$1,673,271
1,625,000	4.13%, 09/27/2022(1)	1,664,773
825,000	Corp. Nacional del Cobre de Chile 3.63%, 08/01/2027(1)	813,912
200,000	Glencore Finance Europe Ltd. 3 mo. USD LIBOR + 1.200%, 2.59%, 05/06/2018(2)(6)	200,748
125,000	Glencore Funding LLC 3 mo. USD LIBOR + 1.360%, 3.08%, 01/15/2019(2)(6)	125,763
585,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	624,488

		5,102,955

	Office/Business Equipment - 0.1%
2,580,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	2,457,450

	Oil & Gas - 1.8%
	Anadarko Petroleum Corp.
1,990,000	3.45%, 07/15/2024	1,977,360
260,000	4.50%, 07/15/2044	261,266
280,000	6.95%, 06/15/2019	295,156
475,000	Andeavor 3.80%, 04/01/2028	467,255
325,000	Apache Corp. 4.25%, 01/15/2044	316,213
2,675,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	2,692,821
	Cenovus Energy, Inc.
255,000	4.25%, 04/15/2027	253,042
55,000	6.75%, 11/15/2039	66,037
200,000	Concho Resources, Inc. 3.75%, 10/01/2027	199,047
	Continental Resources, Inc.
25,000	3.80%, 06/01/2024	24,500
3,155,000	4.38%, 01/15/2028(1)	3,143,642
280,000	4.50%, 04/15/2023	283,500
55,000	4.90%, 06/01/2044	54,863
195,000	5.00%, 09/15/2022	197,438
390,000	Devon Financing Co. LLC 7.88%, 09/30/2031	531,836
1,000,000	EnCana Corp. 3.90%, 11/15/2021	1,023,941
	Hess Corp.
2,830,000	4.30%, 04/01/2027	2,845,323
936,000	6.00%, 01/15/2040	1,059,593
1,945,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,293,768
	Marathon Oil Corp.
675,000	2.70%, 06/01/2020	671,684
870,000	4.40%, 07/15/2027	901,244
220,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	215,050
	Petrobras Global Finance B.V.
2,595,000	5.63%, 05/20/2043	2,345,491
3,285,000	5.75%, 02/01/2029	3,250,015
1,220,000	6.75%, 01/27/2041	1,238,300
	Petroleos Mexicanos
296,000	5.50%, 06/27/2044	271,997
128,000	5.75%, 03/01/2018	128,576
195,000	6.50%, 03/13/2027(1)	213,305
2,090,000	6.63%, 06/15/2035	2,217,699
3,330,000	6.75%, 09/21/2047(1)	3,479,850
565,000	6.75%, 09/21/2047	590,425
355,000	QEP Resources, Inc. 5.25%, 05/01/2023	362,100

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,735,000	Shell International Finance B.V. 4.38%, 05/11/2045	$1,901,580
170,000	SM Energy Co. 6.13%, 11/15/2022	176,588
1,625,000	Valero Energy Corp. 3.40%, 09/15/2026	1,608,289
525,000	WPX Energy, Inc. 5.25%, 09/15/2024	531,563
ARS 81,010,352	YPF S.A. 16.50%, 05/09/2022(1)	3,888,443

		41,978,800

	Packaging & Containers - 0.0%
$ 500,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	531,250
265,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	272,128

		803,378

	Pharmaceuticals - 0.8%
	Allergan Funding SCS
1,320,000	3 mo. USD LIBOR + 1.080%, 2.63%, 03/12/2018(2)	1,321,137
1,955,000	3.45%, 03/15/2022	1,966,272
1,970,000	3.80%, 03/15/2025	1,977,998
256,000	Baxalta, Inc. 3.60%, 06/23/2022	258,941
	Cardinal Health, Inc.
855,000	1.95%, 06/15/2018	854,621
5,390,000	2.62%, 06/15/2022	5,248,473
	Mylan N.V.
1,020,000	3.00%, 12/15/2018	1,024,632
1,180,000	3.15%, 06/15/2021	1,179,435
1,170,000	3.75%, 12/15/2020	1,194,043
405,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	419,175
1,920,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,874,829
1,775,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	1,570,470
	Valeant Pharmaceuticals International, Inc.
245,000	6.50%, 03/15/2022(1)	256,711
145,000	7.00%, 03/15/2024(1)	154,199

		19,300,936

	Pipelines - 0.8%
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
205,000	3.50%, 12/01/2022	204,926
1,330,000	4.25%, 12/01/2027	1,337,670
155,000	6.25%, 10/15/2022	163,023
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	99,750
200,000	4.95%, 04/01/2022	208,500
100,000	5.60%, 04/01/2044	103,875
870,000	Enbridge, Inc. 3.70%, 07/15/2027	858,277
478,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	525,355
	Energy Transfer L.P.
590,000	4.05%, 03/15/2025	587,402
185,000	5.95%, 10/01/2043	198,467
1,530,000	Kinder Morgan, Inc. 5.55%, 06/01/2045	1,686,681
	MPLX L.P.
1,575,000	4.13%, 03/01/2027	1,599,798
265,000	5.20%, 03/01/2047	292,051

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 60,000	NGPL PipeCo LLC 4.88%, 08/15/2027(1)	$61,650
	Phillips 66 Partners L.P.
465,000	3.55%, 10/01/2026	453,211
195,000	3.75%, 03/01/2028	192,885
680,000	Plains All American Pipeline L.P. / PAA Finance Corp. 4.50%, 12/15/2026	697,027
690,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	694,062
	Sunoco Logistics Partners Operations L.P.
1,080,000	4.25%, 04/01/2024	1,096,539
165,000	5.30%, 04/01/2044	166,263
170,000	5.35%, 05/15/2045	172,951
3,035,000	5.40%, 10/01/2047	3,109,445
30,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	32,512
	Texas Eastern Transmission L.P.
1,675,000	2.80%, 10/15/2022(1)	1,642,266
465,000	3.50%, 01/15/2028(1)	457,291
	Williams Cos., Inc.
295,000	3.70%, 01/15/2023	292,787
75,000	4.55%, 06/24/2024	76,969
100,000	7.88%, 09/01/2021	115,250
	Williams Partners L.P.
860,000	4.00%, 11/15/2021	884,410
1,255,000	4.30%, 03/04/2024	1,307,524

		19,318,817

	Real Estate Investment Trusts - 0.1%
	Crown Castle International Corp.
1,460,000	3.15%, 07/15/2023	1,440,597
580,000	3.20%, 09/01/2024	565,801
	Equinix, Inc.
95,000	5.38%, 04/01/2023	97,612
500,000	5.88%, 01/15/2026	531,250
58,069	VICI Properties LLC / VICI FC, Inc. 8.00%, 10/15/2023	65,182

		2,700,442

	Retail - 0.4%
	CVS Health Corp.
3,498,000	2.80%, 07/20/2020	3,493,016
1,421,000	3.88%, 07/20/2025	1,433,824
1,420,000	5.13%, 07/20/2045	1,587,322
	Home Depot, Inc.
795,000	3.50%, 09/15/2056	747,740
260,000	4.20%, 04/01/2043	278,961
60,000	Lithia Motors, Inc. 5.25%, 08/01/2025(1)	61,800
280,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	273,659
285,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	279,300

		8,155,622

	Semiconductors - 0.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
3,695,000	3.00%, 01/15/2022(1)	3,628,491
640,000	3.13%, 01/15/2025(1)	603,066
2,905,000	3.63%, 01/15/2024(1)	2,865,956
910,000	Intel Corp. 4.10%, 05/19/2046	966,980
1,605,000	Lam Research Corp. 2.80%, 06/15/2021	1,602,596
350,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	363,125

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	$226,825

		10,257,039

	Software - 0.5%
	First Data Corp.
280,000	5.00%, 01/15/2024(1)	287,350
245,000	5.38%, 08/15/2023(1)	252,656
	Microsoft Corp.
310,000	3.30%, 02/06/2027	312,722
1,720,000	3.70%, 08/08/2046	1,743,977
1,570,000	3.95%, 08/08/2056	1,624,012
	MSCI, Inc.
360,000	5.25%, 11/15/2024(1)	374,760
115,000	5.75%, 08/15/2025(1)	121,900
	Open Text Corp.
170,000	5.63%, 01/15/2023(1)	177,115
215,000	5.88%, 06/01/2026(1)	226,287
	Oracle Corp.
2,455,000	2.95%, 11/15/2024	2,427,502
885,000	4.00%, 11/15/2047	908,683
3,660,000	Western Digital Corp. 4.75%, 02/15/2026(8)	3,705,750

		12,162,714

	Telecommunications - 2.1%
340,000	Altice Financing S.A. 6.63%, 02/15/2023(1)	344,386
	AT&T, Inc.
3,415,000	3.40%, 08/14/2024	3,414,814
4,390,000	3.90%, 08/14/2027	4,370,869
4,451,000	4.30%, 02/15/2030(1)	4,394,214
835,000	4.50%, 05/15/2035	822,435
2,790,000	4.75%, 05/15/2046	2,702,579
5,670,000	5.15%, 02/14/2050	5,735,353
155,000	5.80%, 02/15/2019	160,437
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,541,670
	Nokia Oyj
1,770,000	4.38%, 06/12/2027	1,718,139
455,000	6.63%, 05/15/2039	498,225
380,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	405,650
385,000	Sprint Corp. 7.13%, 06/15/2024	390,455
1,082,813	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	1,086,873
	Telecom Italia Capital S.A.
185,000	6.00%, 09/30/2034	205,813
215,000	7.72%, 06/04/2038	279,973
4,310,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	4,552,437
	Verizon Communications, Inc.
1,971,000	4.27%, 01/15/2036	1,953,073
465,000	4.40%, 11/01/2034	471,113
1,150,000	4.50%, 08/10/2033	1,179,048
2,978,000	4.52%, 09/15/2048	2,969,070
1,700,000	4.81%, 03/15/2039	1,776,860
1,630,000	4.86%, 08/21/2046	1,690,989
2,130,000	5.25%, 03/16/2037	2,344,961

		48,009,436

	Transportation - 0.3%
725,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	872,730

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,785,000	CSX Corp. 3.25%, 06/01/2027	$2,737,611
	FedEx Corp.
45,000	4.40%, 01/15/2047	47,693
585,000	4.55%, 04/01/2046	632,316
620,000	4.75%, 11/15/2045	686,532
1,535,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,481,541

		6,458,423

	Total Corporate Bonds (cost $563,408,603)	$570,924,781

Foreign Government Obligations - 2.0%
	Argentina - 0.6%
	Argentina Treasury Bill
$ 5,936,711	3.00%, 06/15/2018(9)	5,868,955
1,762,002	3.08%, 05/24/2018(9)	1,745,547
3,127,782	3.23%, 04/27/2018(9)	3,106,698
EUR 1,665,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	2,100,420

		12,821,620

	Canada - 0.1%
CAD 1,085,000	City of Toronto Canada 4.95%, 06/27/2018	893,908
550,000	Municipal Finance Authority of British Columbia 4.60%, 04/23/2018	450,325

		1,344,233

	Italy - 0.3%
EUR 2,210,000	Italy Buoni Poliennali Del Tesoro 4.50%, 02/01/2018	2,743,825
2,260,000	Italy Certificati di Credito del Tesoro Bonds 0.00%, 03/28/2018(10)	2,807,670
1,900,000	Italy Certificati di Credito del Tesoro/ CCTS-eu 6 mo. EUR LIBOR + 1.000%, 0.73%, 04/15/2018(2)	2,364,346

		7,915,841

	Mexico - 0.1%
$ 2,556,000	Mexico Government International Bond 5.75%, 10/12/2110	2,673,576

	Oman - 0.2%
	Oman Government International Bond
1,365,000	5.63%, 01/17/2028(1)	1,374,459
3,105,000	6.75%, 01/17/2048(1)	3,157,785

		4,532,244

	Saudi Arabia - 0.2%
5,630,000	Saudi Government International Bond 4.63%, 10/04/2047(1)	5,608,888

	Slovenia - 0.1%
EUR 895,000	Slovenia Government Bond 4.00%, 03/22/2018(6)	1,116,954

	Spain - 0.1%
1,290,000	Spain Government Bond 0.25%, 04/30/2018	1,604,146

	United Arab Emirates - 0.3%
	Abu Dhabi Government International Bond
$ 1,250,000	3.13%, 10/11/2027(1)	1,199,475
6,770,000	4.13%, 10/11/2047(1)	6,608,197

		7,807,672

	Total Foreign Government Obligations (cost $44,940,772)	$45,425,174

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Municipal Bonds - 1.4%
	Development - 0.0%
$ 625,000	California State, GO Taxable 7.60%, 11/01/2040	$991,656

	Education - 0.1%
695,000	Chicago, IL, Board of Education 6.14%, 12/01/2039	655,475
1,610,000	Chicago. IL, Board of Education 5.48%, 12/01/2024	1,570,974

		2,226,449

	General - 0.3%
2,705,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	3,617,370
	Puerto Rico Commonwealth Government Employees Retirement System
5,400,000	6.15%, 07/01/2038	1,971,000
2,820,000	6.30%, 07/01/2043	1,029,300

		6,617,670

	General Obligation - 1.0%
	California State, GO Taxable
3,480,000	7.35%, 11/01/2039	5,188,367
3,100,000	7.55%, 04/01/2039	4,818,485
	City of Chicago, IL, GO
2,170,000	7.05%, 01/01/2029	2,345,965
1,870,000	7.38%, 01/01/2033	2,128,266
	Illinois State, GO
350,000	5.16%, 02/01/2018	350,000
2,055,000	5.38%, 07/01/2018	2,077,790
4,540,000	5.67%, 03/01/2018	4,552,076
1,380,000	5.88%, 03/01/2019	1,417,895

		22,878,844

	Utility - Electric - 0.0%
360,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	447,343

	Total Municipal Bonds (cost $32,989,817)	$33,161,962

Senior Floating Rate Interests - 2.4%(11)
	Advertising - 0.0%
$ 469,304	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 09/26/2021	407,253

	Aerospace/Defense - 0.0%
614,829	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 05/14/2022	620,000

	Agriculture - 0.0%
288,910	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 8.82%, 11/15/2021	270,853

	Auto Manufacturers - 0.0%
602,133	Jaguar Holding Co. 3 mo. USD LIBOR + 2.750%, 4.39%, 08/18/2022	606,198

	Biotechnology - 0.0%
526,670	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/15/2022	527,987

	Chemicals - 0.1%
245,000	Avantor, Inc. 3 mo. USD LIBOR + 4.000%, 5.56%, 11/21/2024	248,369
583,859	Chemours Co. 1 mo. USD LIBOR + 2.500%, 4.08%, 05/12/2022	588,116
633,672	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 07/01/2024	639,482

		1,475,967

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Coal - 0.0%
$ 306,983	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 4.250%, 5.81%, 08/04/2020	$201,074
828,738	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 7.44%, 03/28/2022	799,732

		1,000,806

	Commercial Services - 0.2%
214,463	Ascend Learning LLC 1 mo. USD LIBOR + 3.250%, 4.57%, 07/12/2024	215,267
153,685	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 7.58%, 03/24/2025	156,759
919,231	PSAV Holdings LLC 3 mo. USD LIBOR + 3.500%, 5.05%, 04/27/2024	921,529
456,731	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 11/15/2023	458,909
EUR 230,000	Techem GmbH 0.00%, 10/02/2024(12)	286,467
$ 885,550	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/01/2024	889,429
125,000	Weight Watchers International, Inc. 1 mo. USD LIBOR + 4.750%, 6.43%, 11/29/2024	126,445
396,000	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 12/07/2023	399,794

		3,454,599

	Distribution/Wholesale - 0.1%
997,400	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/31/2023	1,004,113

	Diversified Financial Services - 0.1%
496,250	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 4.44%, 04/04/2024	499,694
EUR 220,000	Nets Holding A/S 0.00%, 11/27/2024(12)	273,766
$ 262,350	RP Crown Parent LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 10/12/2023	263,935

		1,037,395

	Electric - 0.0%
330,000	Chief Exploration & Development LLC 3 mo. USD LIBOR + 6.500%, 7.96%, 05/16/2021	328,762
217,150	Helix Gen Funding LLC 3 mo. USD LIBOR + 3.750%, 5.44%, 06/02/2024	219,078
292,239	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 02/21/2021	256,440

		804,280

	Energy-Alternate Sources - 0.0%
245,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 5.77%, 10/31/2024	247,911
360,000	Circor International, Inc. 3 mo. USD LIBOR + 3.500%, 5.05%, 11/20/2024	362,700
100,000	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 4.82%, 10/30/2024	100,500

		711,111

	Engineering & Construction - 0.0%
646,750	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.00%, 06/21/2024	654,543

	Entertainment - 0.0%
429,584	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 4.82%, 10/03/2023	433,747
199,500	Scientific Games International, Inc. 2 mo. USD LIBOR + 3.250%, 4.82%, 08/14/2024	200,525

		634,272

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Food - 0.1%
$ 555,379	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/03/2022	$558,850
676,600	Post Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 3.83%, 05/24/2024	680,545

		1,239,395

	Food Service - 0.0%
115,000	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.57%, 03/11/2025	115,958

	Healthcare-Products - 0.1%
293,262	Air Medical Group Holdings, Inc. 1 mo. USD LIBOR + 4.000%, 5.68%, 04/28/2022	295,608
431,094	INC Research LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/01/2024	432,844
283,575	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 4.94%, 02/02/2024	283,788
239,400	Parexel International Corp. 3 mo. USD LIBOR + 3.000%, 4.32%, 09/27/2024	241,135
222,188	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 09/07/2023	174,528

		1,427,903

	Healthcare-Services - 0.1%
183,825	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 5.75%, 07/01/2021	159,928
134,349	Community Health Systems, Inc. 3 mo. USD LIBOR + 2.750%, 4.23%, 12/31/2019	132,502
738,268	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.58%, 12/01/2023	740,726
931,779	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 06/07/2023	938,040
283,946	Opal Acquisition, Inc. 3 mo. USD LIBOR + 4.000%, 5.69%, 11/27/2020	274,658
817,310	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 5.94%, 12/31/2022	817,564

		3,063,418

	Household Products - 0.0%
395,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.65%, 09/06/2024	393,025

	Household Products/Wares - 0.0%
334,163	Galleria Co. 1 mo. USD LIBOR + 3.000%, 4.63%, 09/29/2023	336,044

	Insurance - 0.2%
	Asurion LLC
1,165,016	1 mo. USD LIBOR + 2.750%, 4.32%, 08/04/2022	1,173,392
215,000	1 mo. USD LIBOR + 6.000%, 7.57%, 08/04/2025	221,719
379,811	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.06%, 04/17/2020	375,064
138,562	HUB International Ltd. 3 mo. USD LIBOR + 3.000%, 4.41%, 10/02/2020	139,475
	Sedgwick Claims Management Services, Inc.
812,691	1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2021	814,576
580,000	1 mo. USD LIBOR + 5.750%, 7.32%, 02/28/2022	586,525
428,925	USI, Inc. 3 mo. USD LIBOR + 3.000%, 4.69%, 05/16/2024	430,748

		3,741,499

	Internet - 0.0%
307,757	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 04/04/2021	275,289

	Leisure Time - 0.1%
315,000	Aristocrat Leisure Ltd. 3 mo. USD LIBOR + 2.000%, 3.74%, 10/19/2024	317,230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 426,613	Caesars Resort Collection LLC 3 mo. USD LIBOR + 2.750%, 4.32%, 12/22/2024	$431,575
988,717	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.07%, 02/01/2024	992,177
740,000	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 10/20/2024	744,625

		2,485,607

	Lodging - 0.1%
576,737	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 3.97%, 09/15/2023	580,705
615,000	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/06/2024	618,844

		1,199,549

	Machinery-Diversified - 0.0%
666,752	Gates Global LLC 3 mo. USD LIBOR + 3.000%, 4.69%, 04/01/2024	671,505

	Media - 0.2%
184,538	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 4.47%, 01/31/2026	181,770
1,321,350	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.58%, 04/30/2025	1,328,578
265,000	CSC Holdings LLC 0.00%, 01/25/2026(12)	266,823
165,000	Meredith Corp. 0.00%, 01/17/2025(12)	166,742
	MTN Infrastructure TopCo, Inc.
142,309	0.00%, 11/17/2024(12)	143,199
145,305	3 mo. USD LIBOR + 3.250%, 4.82%, 11/17/2024	146,940
540,550	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 4.72%, 01/31/2026	519,831
380,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(12)	383,165
655,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.06%, 01/15/2026	657,784

		3,794,832

	Metal Fabricate/Hardware - 0.0%
271,384	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 08/21/2024	273,386

	Miscellaneous Manufacturing - 0.0%
EUR 210,000	CeramTec Group GmbH 0.00%, 11/29/2024(12)	261,215
$ 159,600	H.B. Fuller Co. 1 mo. USD LIBOR + 2.250%, 3.81%, 10/20/2024	160,775

		421,990

	Oil & Gas - 0.1%
213,925	BCP Raptor LLC 1 Week USD LIBOR + 4.250%, 5.73%, 06/24/2024	215,529
485,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 11.94%, 12/31/2021	549,263
380,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 8.95%, 08/23/2021	406,364
646,774	Fieldwood Energy LLC 3 mo. USD LIBOR + 2.875%, 4.57%, 09/28/2018	629,958
166,665	Peabody Energy Corp. 1 mo. USD LIBOR + 3.500%, 5.07%, 03/31/2022	168,819
110,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	111,329

		2,081,262

	Packaging & Containers - 0.1%
	Berry Plastics Group, Inc.
816,429	3 mo. USD LIBOR + 2.000%, 3.55%, 02/08/2020	820,511
390,574	1 mo. USD LIBOR + 2.250%, 3.82%, 10/01/2022	393,449

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 120,000	Crown Holdings, Inc. 0.00%, 01/03/2025(12)	$121,331
406,925	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 4.70%, 12/29/2023	409,659
143,550	Proampac PG Borrower LLC 1 mo. USD LIBOR + 4.000%, 5.03%, 11/18/2023	145,120
1,119,301	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 02/05/2023	1,127,438

		3,017,508

	Pharmaceuticals - 0.0%
701,475	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 5.88%, 04/29/2024	701,826
265,314	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 4.750%, 5.06%, 04/01/2022	269,261

		971,087

	Pipelines - 0.0%
352,425	Philadelphia Energy Solutions LLC 3 mo. USD LIBOR + 5.000%, 8.50%, 04/04/2018	281,940

	Real Estate - 0.1%
	DTZ U.S. Borrower LLC
1,056,147	3 mo. USD LIBOR + 3.250%, 4.83%, 11/04/2021	1,055,555
20,000	3 mo. USD LIBOR + 8.250%, 10.02%, 11/04/2022	19,850
425,000	VICI Properties LLC 3 mo. USD LIBOR + 2.250%, 3.81%, 12/20/2024	428,141

		1,503,546

	Retail - 0.2%
	Albertsons LLC
778,391	1 mo. USD LIBOR + 2.750%, 4.32%, 08/25/2021	773,527
355,520	3 mo. USD LIBOR + 3.000%, 4.68%, 12/21/2022	353,337
593,513	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.57%, 09/25/2024	596,480
911,441	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 08/18/2023	914,731
661,740	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 4.81%, 10/25/2020	567,131
495,000	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.49%, 09/12/2024	492,218
442,732	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.750%, 4.07%, 06/27/2023	446,973

		4,144,397

	Software - 0.3%
483,788	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 4.98%, 06/13/2024	486,255
645,125	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/01/2024	648,996
154,944	Epicor Software Corp. 1 mo. USD LIBOR + 3.750%, 5.33%, 06/01/2022	155,912
2,211,197	First Data Corp. 1 mo. USD LIBOR + 2.250%, 3.81%, 04/26/2024	2,226,852
550,748	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 07/01/2022	554,191
736,964	Infor U.S., Inc. 3 mo. USD LIBOR + 2.750%, 4.44%, 02/01/2022	740,648
100,000	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 5.500%, 7.27%, 10/31/2022	102,042
1,758,225	WEX, Inc. 3 mo. USD LIBOR + 2.750%, 3.82%, 06/30/2023	1,777,636

		6,692,532

	Telecommunications - 0.2%
615,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 3.70%, 02/22/2024	617,565

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,409,350	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.13%, 02/02/2024	$1,412,281
120,000	Telenet International Finance S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.06%, 03/01/2026	120,654
395,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 09/30/2025	395,822
741,955	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 03/15/2024	742,222
318,158	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 01/19/2024	319,908

		3,608,452

	Transportation - 0.0%
200,000	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.06%, 11/01/2024	201,584

	Total Senior Floating Rate Interests (cost $55,193,048)	$55,151,085

U.S. Government Agencies - 38.6%
	FHLMC - 13.7%
106,532	0.00%, 11/15/2036(10)(13)	97,760
23,775,380	0.17%, 10/25/2020(4)(5)	106,823
18,317,338	0.61%, 03/25/2027(4)(5)	867,024
2,671,472	1.75%, 10/15/2042	2,538,866
12,565,478	1.96%, 08/25/2018(4)(5)	58,634
1,309,676	2.50%, 12/15/2026(5)	69,291
1,227,530	2.50%, 03/15/2028(5)	99,495
926,321	2.50%, 05/15/2028(5)	72,582
2,753,543	3.00%, 03/15/2028(5)	227,173
1,501,153	3.00%, 08/01/2029	1,511,158
1,254,174	3.00%, 05/15/2032(5)	104,260
78,790,000	3.00%, 02/01/2033(8)(14)	79,159,328
721,964	3.00%, 03/15/2033(5)	94,321
5,038,582	3.00%, 11/01/2036	5,027,737
4,377,468	3.00%, 01/01/2037	4,353,147
8,002,169	3.00%, 11/01/2046	7,854,741
22,533,091	3.00%, 12/01/2046	22,117,107
29,175,000	3.00%, 02/01/2048(8)(14)	28,589,146
5,550,000	3.00%, 02/15/2048(8)	5,539,807
2,700,000	3.43%, 01/25/2027(4)	2,772,750
1,540,834	3.50%, 06/15/2026(5)	111,632
523,338	3.50%, 09/15/2026(5)	49,512
899,119	3.50%, 03/15/2027(5)	82,886
4,400,000	3.50%, 02/01/2033(8)(14)	4,508,969
2,913,627	3.50%, 08/01/2034	2,981,230
3,660,198	3.50%, 03/15/2041(5)	457,599
1,243,112	3.50%, 06/01/2046	1,257,277
46,730,000	3.50%, 02/01/2048(8)(14)	47,182,697
2,872,828	4.00%, 08/01/2025	2,988,080
519,334	4.00%, 08/15/2026(5)	49,864
3,045,790	4.00%, 07/15/2027(5)	304,621
3,802,297	4.00%, 03/15/2028(5)	388,935
844,366	4.00%, 06/15/2028(5)	91,005
2,794,710	4.00%, 05/01/2042	2,899,964
730,367	4.00%, 08/01/2042	760,433
1,046,577	4.00%, 09/01/2042	1,089,664
257,855	4.00%, 07/01/2044	267,806
1,231,857	4.00%, 02/01/2046	1,273,587
6,282,578	4.00%, 09/01/2047	6,498,248
14,120,000	4.00%, 02/01/2048(8)(14)	14,591,841
492,831	4.50%, 02/01/2039	520,027
1,029,162	4.50%, 03/15/2041	1,113,268
5,162,984	4.50%, 05/01/2042	5,459,921
807,239	4.50%, 09/01/2044	851,277
31,170,000	4.50%, 02/01/2048(8)(14)	32,839,559
2,142,384	4.75%, 07/15/2039	2,292,776
950,249	5.00%, 04/01/2023	1,017,142

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,707,429	5.00%, 06/01/2023	$1,827,623
1,570,500	5.00%, 09/01/2023	1,681,056
412,118	5.00%, 11/01/2023	441,129
51,224	5.00%, 04/01/2024	54,829
18,822	5.00%, 07/01/2024	20,147
528,410	5.00%, 11/01/2024	565,607
566,988	5.00%, 01/01/2025	606,900
2,746,750	5.00%, 06/01/2025	2,940,107
996,053	5.00%, 07/01/2025	1,066,170
148,604	5.00%, 11/01/2025	159,065
120,352	5.00%, 01/01/2026	128,824
170,077	5.00%, 02/01/2028	182,050
175,870	5.00%, 04/01/2028	188,251
343,000	5.00%, 01/01/2030	367,662
637,303	5.00%, 09/01/2031	682,166
1,147,658	5.00%, 09/15/2033(5)	247,720
40,771	5.00%, 07/01/2035	43,763
241,968	5.00%, 04/01/2038	262,174
451,559	5.00%, 09/01/2039	489,849
721,782	5.00%, 01/01/2040	783,148
228,259	5.00%, 08/01/2040	246,341
13,739	5.00%, 02/01/2041	14,908
448,650	5.00%, 04/01/2044	485,530
1,978,401	5.00%, 03/01/2047	2,119,976
941,439	5.00%, 04/01/2047	1,009,502
735,147	5.00%, 06/01/2047	787,526
98,257	5.00%, 11/01/2047	107,233
991,696	5.50%, 04/15/2036(5)	212,531
11,019	5.50%, 11/01/2037	12,082
1,242	5.50%, 02/01/2038	1,370
51,229	5.50%, 04/01/2038	56,151
48,495	5.50%, 06/01/2038	53,178
2,713,822	5.50%, 08/01/2038	2,976,578
138,333	5.50%, 05/01/2040	151,676
576,265	5.50%, 08/01/2040	631,884
544,048	5.50%, 06/01/2041	596,894
212,245	6.00%, 01/01/2023	222,919
58,414	6.00%, 11/01/2032	65,193
132,836	6.00%, 11/01/2033	149,150
108,718	6.00%, 02/01/2034	122,070
160,381	6.00%, 07/01/2034	180,075
53,742	6.00%, 08/01/2034	60,343
65,146	6.00%, 09/01/2034	72,869
35,709	6.00%, 01/01/2035	39,684
42,917	6.00%, 03/01/2035	48,187
47,171	6.00%, 05/01/2038	52,421
281,026	6.00%, 06/01/2038	315,156
701,833	6.00%, 05/15/2039	772,060
741,729	6.50%, 07/15/2036	823,305

		318,316,002

	FNMA - 16.3%
119,288	0.00%, 03/25/2036(10)(13)	98,628
987,999	0.00%, 06/25/2036(10)(13)	845,274
3,329,342	1.62%, 04/25/2055(4)(5)	156,788
3,657,680	1.66%, 05/25/2046(4)(5)	154,245
2,904,026	1.75%, 12/25/2042	2,749,999
3,449,541	1.77%, 08/25/2044(4)(5)	146,139
2,740,671	1.80%, 06/25/2055(4)(5)	128,330
2,050,472	2.00%, 09/25/2039	1,935,719
780,487	2.50%, 06/25/2028(5)	60,953
484,946	2.50%, 01/01/2043	459,721
2,519,693	2.50%, 02/01/2043	2,388,622
1,953,157	2.50%, 03/01/2043	1,851,557
1,186,739	2.50%, 04/01/2043	1,125,152

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 474,440	2.50%, 06/01/2043	$449,356
812,669	2.50%, 08/01/2043	769,573
27,302	2.50%, 06/01/2046	25,771
841,846	2.50%, 10/01/2046	794,637
30,651,968	2.50%, 11/01/2046	28,933,158
14,427,197	2.50%, 12/01/2046	13,618,146
8,637,962	2.50%, 01/01/2047	8,153,558
4,100,000	2.78%, 11/01/2027	3,974,933
2,149,043	2.82%, 07/01/2025	2,135,412
1,850,000	2.84%, 12/01/2025	1,826,013
3,660,000	2.85%, 12/01/2027	3,572,424
2,485,000	2.88%, 12/01/2027	2,436,683
2,317,260	3.00%, 02/25/2027(5)	186,716
737,354	3.00%, 09/25/2027(5)	75,957
4,777,429	3.00%, 01/25/2028(5)	424,282
2,122,413	3.00%, 02/25/2028(5)	195,905
2,177,425	3.00%, 04/25/2028(5)	206,308
1,071,347	3.00%, 01/01/2030	1,079,219
2,434,000	3.00%, 02/01/2033(8)(14)	2,446,455
4,398,139	3.00%, 03/01/2037	4,381,340
28,675,000	3.00%, 02/01/2048(8)(14)	28,104,861
1,498,730	3.02%, 03/01/2027	1,493,367
7,175,317	3.11%, 04/01/2027	7,174,456
2,600,000	3.12%, 08/01/2027	2,602,922
3,029,986	3.15%, 04/01/2027	3,046,542
2,315,000	3.16%, 04/01/2027	2,323,228
256,607	3.24%, 12/01/2026	259,927
95,000	3.29%, 06/01/2029	95,574
663,201	3.30%, 12/01/2026	674,590
553,321	3.41%, 11/01/2024	568,192
2,327,611	3.50%, 05/25/2027(5)	241,791
1,376,898	3.50%, 10/25/2027(5)	142,920
1,250,472	3.50%, 05/25/2030(5)	155,784
488,107	3.50%, 08/25/2030(5)	57,539
1,175,541	3.50%, 02/25/2031(5)	114,114
4,115,000	3.50%, 02/01/2033(8)(14)	4,211,313
895,554	3.50%, 09/25/2035(5)	141,040
1,803,467	3.50%, 10/01/2044	1,829,319
1,944,337	3.50%, 02/01/2045	1,963,645
3,792,785	3.50%, 09/01/2046	3,832,462
1,642,765	3.50%, 10/01/2046	1,659,950
768,207	3.50%, 10/25/2046(5)	180,166
1,324,945	3.50%, 11/01/2046	1,344,063
92,250,000	3.50%, 02/01/2048(8)(14)	93,114,844
303,181	3.89%, 05/01/2030	317,865
132,758	3.96%, 05/01/2034	139,719
83,040	3.97%, 05/01/2029	86,731
835,844	4.00%, 06/01/2025	869,119
3,305,927	4.00%, 05/25/2027(5)	327,877
2,306,959	4.00%, 01/25/2038	447,009
3,476,497	4.00%, 10/01/2040	3,608,409
1,496,759	4.00%, 11/01/2040	1,553,533
1,097,404	4.00%, 12/01/2040	1,139,018
533,732	4.00%, 02/01/2041	554,229
1,234,143	4.00%, 03/01/2041	1,280,528
577,336	4.00%, 03/25/2042(5)	84,892
3,553,555	4.00%, 05/25/2042(5)	491,874
469,223	4.00%, 08/01/2042	486,862
1,154,808	4.00%, 09/01/2042	1,198,219
329,698	4.00%, 11/25/2042(5)	49,513
278,469	4.00%, 03/01/2045	287,928
1,322,038	4.00%, 07/01/2045	1,378,359
639,150	4.00%, 05/01/2046	660,582
1,377,278	4.00%, 06/01/2046	1,423,485
1,475,235	4.00%, 04/01/2047	1,538,517
89,185,000	4.00%, 02/01/2048(8)(14)	92,121,835

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 440,244	4.50%, 08/01/2024	$458,898
35,286	4.50%, 04/01/2025	36,057
656,985	4.50%, 07/25/2027(5)	72,001
963,161	4.50%, 09/01/2035	1,019,941
261,150	4.50%, 08/01/2040	278,513
2,935,027	4.50%, 10/01/2040	3,119,427
1,309,374	4.50%, 10/01/2041	1,390,939
1,144,529	4.50%, 09/01/2043	1,216,029
924	5.00%, 04/01/2018	937
2,467	5.00%, 05/01/2018	2,503
17,309	5.00%, 06/01/2018	17,558
1,886	5.00%, 07/01/2018	1,913
22,494	5.00%, 12/01/2019	22,994
169,673	5.00%, 01/01/2022	172,510
333,008	5.00%, 04/25/2038	350,484
7,600,000	5.00%, 02/01/2048(8)(14)	8,114,967
371,977	5.46%, 05/25/2042(4)(5)	40,102
396	5.50%, 11/01/2018	396
30,649	5.50%, 08/01/2019	31,009
28,905	5.50%, 09/01/2019	29,235
34,142	5.50%, 10/01/2019	34,560
5,844	5.50%, 05/01/2020	5,946
392,826	5.50%, 06/01/2022	409,954
182,632	5.50%, 06/01/2033	201,414
657,022	5.50%, 07/01/2033	719,367
48,854	5.50%, 08/01/2033	53,253
2,524,775	5.50%, 11/01/2035	2,780,355
627,856	5.50%, 04/01/2036	690,709
527,072	5.50%, 04/25/2037	573,169
1,008,703	5.50%, 11/01/2037	1,107,945
1,357,388	5.50%, 06/25/2042(5)	299,896
1,427,245	5.50%, 07/25/2045(5)	318,406
10,727	6.00%, 11/01/2031	11,929
185,811	6.00%, 12/01/2032	210,355
245,661	6.00%, 03/01/2033	277,136
603,145	6.00%, 02/01/2037	679,363
392,063	6.00%, 12/01/2037	439,615
189,968	6.00%, 03/01/2038	212,844
180,818	6.00%, 10/01/2038	202,580
1,957,861	6.00%, 09/25/2047(5)	462,709
2,345	7.50%, 12/01/2029	2,446
14,677	7.50%, 03/01/2030	17,081
24,054	7.50%, 09/01/2031	25,368

		379,278,498

	GNMA - 8.6%
521,328	1.75%, 09/20/2043	498,173
1,365,000	2.00%, 10/20/2042	1,037,601
2,045,819	2.50%, 12/16/2039	2,008,473
1,065,732	3.00%, 09/20/2028(5)	95,806
214,852	3.00%, 11/15/2042	213,875
604,395	3.00%, 02/16/2043(5)	108,944
197,828	3.00%, 06/15/2043	197,600
174,795	3.00%, 07/15/2043	174,594
224,356	3.00%, 10/15/2044	222,682
265,536	3.00%, 02/15/2045	263,554
147,051	3.00%, 03/15/2045	145,954
761,181	3.00%, 04/15/2045	755,502
178,445	3.00%, 06/15/2045	177,113
6,879,731	3.00%, 07/15/2045	6,828,397
943,663	3.00%, 05/20/2047	844,321
1,388,802	3.00%, 09/20/2047	1,252,458
54,514,798	3.00%, 11/20/2047	54,017,329
467,586	3.50%, 02/16/2027(5)	44,142
1,120,315	3.50%, 03/20/2027(5)	115,388

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,098,814	3.50%, 07/20/2040(5)	$127,803
1,489,864	3.50%, 02/20/2041(5)	182,827
2,511,996	3.50%, 04/20/2042(5)	340,737
640,265	3.50%, 05/15/2042	655,550
3,733,936	3.50%, 10/20/2042(5)	780,934
1,521,496	3.50%, 12/15/2042	1,557,763
1,208,103	3.50%, 03/15/2043	1,236,896
1,288,705	3.50%, 04/15/2043	1,319,878
4,239,588	3.50%, 05/15/2043	4,336,439
484,394	3.50%, 05/20/2043(5)	96,848
2,012,047	3.50%, 07/20/2043(5)	320,460
11,292,124	3.50%, 08/20/2047	11,506,674
6,904,085	3.50%, 09/20/2047	7,035,263
34,575,000	3.50%, 02/01/2048(8)(14)	35,201,672
346,664	4.00%, 12/16/2026(5)	32,309
4,464,408	4.00%, 05/20/2029(5)	456,248
2,840,645	4.00%, 09/20/2040	2,988,528
399,942	4.00%, 10/20/2040	418,028
751,508	4.00%, 12/20/2040	791,086
360,346	4.00%, 05/16/2042(5)	58,373
696,006	4.00%, 03/20/2043(5)	156,670
245,981	4.00%, 01/20/2044(5)	55,191
2,380,312	4.00%, 03/20/2047(5)	463,880
3,601,225	4.00%, 07/20/2047(5)	726,459
5,068,399	4.00%, 10/20/2047	5,266,695
4,872,193	4.00%, 11/20/2047	5,067,119
18,580,000	4.00%, 02/01/2048(8)(14)	19,225,220
46,437	4.50%, 07/15/2033	48,876
119,876	4.50%, 05/15/2040	127,639
559,696	4.50%, 06/15/2041	595,867
1,847,314	4.50%, 06/20/2044	1,961,081
1,571,560	4.50%, 10/20/2044	1,663,544
1,070,980	4.50%, 04/20/2045(5)	247,938
1,543,122	4.50%, 01/20/2046	1,630,539
5,820,000	4.50%, 02/01/2048(8)(14)	6,083,719
2,956,202	5.00%, 02/16/2040(5)	728,301
999,166	5.00%, 06/15/2041	1,076,893
1,398,678	5.00%, 10/16/2041(5)	238,504
1,572,796	5.00%, 03/15/2044	1,695,252
739,583	5.00%, 01/16/2047(5)	176,179
5,200,000	5.00%, 02/01/2048(14)	5,496,690
554,471	5.50%, 05/15/2033	611,942
46,900	5.50%, 06/15/2035	51,733
67,054	5.50%, 04/15/2038	73,132
2,220,878	5.50%, 03/20/2039(5)	510,941
2,073,750	5.50%, 02/16/2047(5)	476,293
1,247,691	5.50%, 02/20/2047(5)	267,991
1,000,000	5.50%, 02/01/2048(8)(14)	1,087,078
74,142	6.00%, 02/15/2029	82,470
128,935	6.00%, 11/15/2032	143,742
141,757	6.00%, 02/15/2033	157,682
43,331	6.00%, 07/15/2033	48,324
64,238	6.00%, 10/15/2034	71,454
523,769	6.00%, 03/15/2036	594,776
5,945	6.00%, 05/15/2036	6,670
148,044	6.00%, 10/15/2036	165,918
72,681	6.00%, 01/15/2037	81,554
150,321	6.00%, 02/15/2037	168,283
280,562	6.00%, 06/15/2037	314,278
110,191	6.00%, 11/15/2037	122,648
73,543	6.00%, 06/15/2038	82,635
191,387	6.00%, 08/15/2038	212,888
243,397	6.00%, 10/15/2038	270,739
237,793	6.00%, 11/15/2038	265,172
149,714	6.00%, 12/15/2038	167,846
100,281	6.00%, 01/15/2039	111,546

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,819	6.00%, 03/15/2039	$3,136
551,001	6.00%, 04/15/2039	615,975
435,077	6.00%, 08/15/2039	483,952
20,832	6.00%, 09/15/2039	23,172
60,407	6.00%, 11/15/2039	67,193
29,574	6.00%, 06/15/2040	32,897
2,611,168	6.00%, 09/20/2040(5)	627,042
179,048	6.00%, 12/15/2040	199,162
619,504	6.00%, 06/15/2041	689,097
1,949,929	6.00%, 02/20/2046(5)	455,166
15,145	6.50%, 09/15/2028	16,759
2,567	6.50%, 10/15/2028	2,841
5,059	6.50%, 12/15/2028	5,598
53,240	6.50%, 05/15/2029	60,001
87,919	6.50%, 08/15/2031	97,288
4,390	6.50%, 09/15/2031	4,857
57,472	6.50%, 10/15/2031	63,597
159,148	6.50%, 11/15/2031	176,108
37,213	6.50%, 01/15/2032	41,178
26,797	6.50%, 03/15/2032	29,653
7,335	6.50%, 04/15/2032	8,117
26,164	6.50%, 07/15/2032	28,952

		201,057,954

	Total U.S. Government Agencies (cost $910,056,858)	$898,652,454

U.S. Government Securities - 13.0%
	U.S. Treasury Securities - 13.0%
	U.S. Treasury Bonds - 5.0%
$ 16,530,000	2.50%, 02/15/2045(15)	15,186,292
7,800,000	2.50%, 02/15/2046	7,143,094
6,525,000	2.88%, 08/15/2045(15)	6,449,045
23,034,000	2.88%, 11/15/2046	22,732,578
3,440,000	3.00%, 11/15/2044	3,484,209
9,045,000	3.00%, 05/15/2045(16)	9,158,416
8,485,000	3.00%, 11/15/2045	8,590,400

31,854,000	3.13%, 08/15/2044(15)	33,006,219
530,000	3.38%, 05/15/2044	573,477
3,560,000	3.63%, 02/15/2044	4,013,066
5,661,000	4.38%, 02/15/2038	6,983,816

		117,320,612

	U.S. Treasury Notes - 8.0%
55,743,076	0.25%, 01/15/2025(17)	54,616,481
61,218,750	0.38%, 07/15/2027(17)	60,085,377
15,355,000	1.50%, 03/31/2023(15)	14,579,453
5,615,000	1.63%, 11/30/2020	5,513,447
11,645,000	1.63%, 02/15/2026(15)	10,737,054
12,695,000	2.00%, 02/15/2025	12,149,016
18,380,000	2.13%, 05/15/2025(15)	17,705,109
11,200,000	2.25%, 11/15/2025(15)(18)	10,848,250

		186,234,187

		303,554,799

	Total U.S. Government Securities (cost $309,138,186)	$303,554,799

Common Stocks - 0.0%
	Energy - 0.0%
8,492	Templar Energy LLC Class A*	8,492

	Utilities - 0.0%
350,000	TCEH Corp.*(19)(20)(21)	—

	Total Common Stocks (cost $72,709)	$8,492

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Preferred Stocks - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A 3 mo. USD LIBOR + 1.020%, 3.50%(2)(7)	$426,438

	Diversified Financials - 0.0%
20,000	Citigroup Capital 3 mo. USD LIBOR + 6.370%, 8.14%(2)	541,000

	Total Preferred Stocks (cost $889,590)	$967,438

	Total Long-Term Investments (cost $2,729,279,561)	$2,720,031,967

Short-Term Investments - 5.0%
	Commercial Paper - 0.2%
CAD 610,000	1.44%, 02/22/2018(9)	495,518
1,105,000	1.53%, 04/10/2018(9)	895,805
400,000	1.53%, 04/02/2018(9)	324,387
1,155,000	Royal Bank of Canada 1.44%, 02/20/2018(9)	938,311
225,000	1.42%, 03/19/2018(9)	182,596
555,000	1.44%, 02/26/2018(9)	450,768
550,000	1.52%, 04/10/2018(9)	445,876
$ 1,130,000	Transcanada Pipelines Ltd. 1.96%, 04/09/2018(9)	1,125,878

		4,859,139

	Foreign Government Obligations - 0.9%
EUR 175,000	France Treasury Bill BTF 0.59%, 04/11/2018(6)(9)	217,533
	Japan Treasury Discount Bill
JPY 359,900,000	0.14%, 04/09/2018(9)	3,297,498
35,750,000	0.15%, 05/01/2018(9)	327,593
541,100,000	0.15%, 04/23/2018(9)	4,958,096
469,750,000	0.18%, 03/05/2018(9)	4,303,601
268,250,000	0.18%, 03/19/2018(9)	2,457,749
300,000,000	0.24%, 02/13/2018(9)	2,748,229
	Spain Letras del Tesoro
EUR 1,495,000	0.48%, 05/11/2018(9)	1,858,544
1,665,000	0.60%, 02/16/2018(9)	2,067,697

		22,236,540

	Other Investment Pools & Funds - 3.5%
80,995,911	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(22)	80,995,911

	U.S. Treasury Bills - 0.4%
9,600,000	U.S. Treasury Bill 1.24%, 02/08/2018(9)	9,597,695

	Total Short-Term Investments (cost $117,071,208)	$117,689,285

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $2,846,350,769)	121.8%	$2,837,721,252
Total Purchased Options (cost $4,093,200)	0.2%	$3,584,302

Total Investments (cost $2,850,443,969)	122.0%	$2,841,305,554
Other Assets and Liabilities	(22.0)%	(512,279,104)

Total Net Assets	100.0%	$2,329,026,450

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $797,888,875, which represented 34.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $22,841,176, which represented 1.0% of total net assets.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $517,141,525 at January 31, 2018.
(9)	The rate shown represents current yield to maturity.
(10)	Security is a zero-coupon bond.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Securities disclosed are principal-only strips.
(14)	Represents or includes a TBA transaction.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(16)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(19)	Investment valued using significant unobservable inputs.
(20)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(21)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.
(22)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA- Interest Rate Swap Expiring 08/04/57	BCLY	2.45%	Receive	08/02/27	USD	12,000,000	12,000,000	$1,366,208	$1,730,265	$(364,057)
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	BCLY	2.45%	Pay	08/02/27	USD	12,000,000	12,000,000	$2,218,094	$2,362,935	$(144,841)

Total purchased swaption contracts							24,000,000	$3,584,302	$4,093,200	$(508,898)

Futures Contracts Outstanding at January 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	642	03/20/2018	$78,053,156	$(1,212,433)
U.S. Treasury 2-Year Note Future	674	03/29/2018	143,719,970	(918,664)
U.S. Treasury 5-Year Note Future	1,690	03/29/2018	193,861,485	(2,860,975)
U.S. Treasury Long Bond Future	384	03/20/2018	56,760,000	(2,063,746)
U.S. Treasury Ultra Bond Future	262	03/20/2018	42,427,625	(1,150,188)

Total				$(8,206,006)

Short position contracts:
Australian 10-Year Bond Future	295	03/15/2018	$30,330,013	$368,862
Canadian Government 10-Year Bond Future	140	03/20/2018	15,050,569	117,190
Long Gilt Future	300	03/27/2018	52,026,125	954,063
U.S. Treasury 10-Year Ultra Future	16	03/20/2018	2,083,250	61,635

Total				$1,501,750

Total futures contracts				$(6,704,256)

TBA Sale Commitments Outstanding at January 31, 2018
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 2.50%	$32,395,000	02/01/2033	$(31,904,015)	$213,102
FNMA, 2.50%	55,500,000	02/01/2048	(52,349,942)	990,765
FNMA, 3.00%	31,725,000	02/01/2033	(31,887,343)	160,426
FNMA, 3.00%	111,891,000	02/01/2048	(109,666,294)	1,190,362
FNMA, 4.00%	9,360,000	02/01/2048	(9,668,225)	110,781
FNMA, 4.50%	14,470,000	02/01/2048	(15,252,284)	124,797
FNMA, 5.50%	5,650,000	02/01/2048	(6,141,990)	33,283
GNMA, 3.00%	49,325,000	02/01/2048	(48,831,750)	544,314

Total (proceeds receivable $309,069,673)			$(305,701,843)	$3,367,830

At January 31, 2018, the aggregate market value of TBA Sale Commitments represents (13.1)% of total net assets.

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	7,335	(0.18%)	07/25/45	Monthly	$110	$—	$137	$27
ABX.HE.AAA.07	GSC	USD	168,947	(0.09%)	08/25/37	Monthly	36,351	—	8,022	(28,329)
ABX.HE.AAA.07	GSC	USD	739,990	(0.09%)	08/25/37	Monthly	160,038	—	35,137	(124,901)
ABX.HE.AAA.07	CSI	USD	1,605,000	(0.09%)	08/25/37	Monthly	399,118	—	76,210	(322,908)
ABX.HE.PENAAA.06	MSC	USD	314,306	(0.11%)	05/25/46	Monthly	34,979	—	20,031	(14,948)
ABX.HE.PENAAA.06	JPM	USD	1,038,634	(0.11%)	05/25/46	Monthly	115,314	—	66,190	(49,124)
ABX.HE.PENAAA.06	GSC	USD	837,938	(0.11%)	05/25/46	Monthly	209,484	—	53,400	(156,084)
CMBX.NA.A.7	MSC	USD	410,000	(2.00%)	01/17/47	Monthly	5,429	—	7,680	2,251
CMBX.NA.A.7	JPM	USD	1,235,000	(2.00%)	01/17/47	Monthly	46,418	—	23,135	(23,283)
CMBX.NA.A.9	DEUT	USD	165,000	(2.00%)	09/17/58	Monthly	3,872	—	3,152	(720)
CMBX.NA.A.9	DEUT	USD	760,000	(2.00%)	09/17/58	Monthly	37,772	—	13,251	(24,521)
CMBX.NA.A.9	MSC	USD	1,170,000	(2.00%)	09/17/58	Monthly	50,900	—	20,464	(30,436)
CMBX.NA.A.9	MSC	USD	1,940,000	(2.00%)	09/17/58	Monthly	66,899	—	33,932	(32,967)
CMBX.NA.AA.8	DEUT	USD	310,000	(1.50%)	10/17/57	Monthly	3,971	—	1,190	(2,781)
CMBX.NA.AA.8	MSC	USD	925,000	(1.50%)	10/17/57	Monthly	36,473	—	3,549	(32,924)
CMBX.NA.AAA.8	MSC	USD	1,410,000	(0.50%)	10/17/57	Monthly	12,273	—	(12,079)	(24,352)
CMBX.NA.AAA.9	CSI	USD	1,275,000	(0.50%)	09/17/58	Monthly	13,865	—	(8,884)	(22,749)
CMBX.NA.AAA.9	MSC	USD	3,785,000	(0.50%)	09/17/58	Monthly	46,748	—	(27,952)	(74,700)
CMBX.NA.AAA.9	MSC	USD	1,420,000	(0.50%)	09/17/58	Monthly	20,204	—	(10,486)	(30,690)
CMBX.NA.AS.7	GSC	USD	115,000	(1.00%)	01/17/47	Monthly	3,152	—	(1,999)	(5,151)
CMBX.NA.AS.7	CSI	USD	325,000	(1.00%)	01/17/47	Monthly	5,748	—	(5,377)	(11,125)
CMBX.NA.AS.8	DEUT	USD	245,000	(1.00%)	10/17/57	Monthly	—	(434)	(3,366)	(2,932)
CMBX.NA.AS.8	DEUT	USD	730,000	(1.00%)	10/17/57	Monthly	52,348	—	(10,031)	(62,379)
CMBX.NA.BBB.10	MSC	USD	45,000	(3.00%)	11/17/59	Monthly	4,357	—	1,260	(3,097)
CMBX.NA.BBB.10	MSC	USD	1,130,000	(3.00%)	11/17/59	Monthly	86,864	—	80,927	(5,937)
CMBX.NA.BBB.10	MSC	USD	5,025,000	(3.00%)	11/17/59	Monthly	561,653	—	359,870	(201,783)
CMBX.NA.BBB.10	MSC	USD	7,680,000	(3.00%)	11/17/59	Monthly	788,784	—	550,011	(238,773)
CMBX.NA.BBB.11	MSC	USD	1,835,000	(3.00%)	11/18/54	Monthly	114,933	—	122,116	7,183
CMBX.NA.BBB.7	CSI	USD	1,490,000	(3.00%)	01/17/47	Monthly	140,350	—	154,310	13,960
CMBX.NA.BBB.7	GSC	USD	495,000	(3.00%)	01/17/47	Monthly	41,414	—	51,264	9,850
CMBX.NA.BBB.7	MSC	USD	2,110,000	(3.00%)	01/17/47	Monthly	153,213	—	213,420	60,207
CMBX.NA.BBB.7	CSI	USD	2,070,000	(3.00%)	01/17/47	Monthly	171,573	—	214,377	42,804
CMBX.NA.BBB.7	GSC	USD	1,635,000	(3.00%)	01/17/47	Monthly	147,892	—	169,327	21,435
CMBX.NA.BBB.7	MSC	USD	820,000	(3.00%)	01/17/47	Monthly	65,917	—	84,923	19,006
CMBX.NA.BBB.7	DEUT	USD	625,000	(3.00%)	01/17/47	Monthly	75,355	—	64,727	(10,628)
CMBX.NA.BBB.9	MSC	USD	520,000	(3.00%)	09/17/58	Monthly	55,779	—	45,569	(10,210)
CMBX.NA.BBB.9	DEUT	USD	235,000	(3.00%)	09/17/58	Monthly	24,008	—	21,162	(2,846)
CMBX.NA.BBB.9	JPM	USD	885,000	(3.00%)	09/17/58	Monthly	99,560	—	77,556	(22,004)
CMBX.NA.BBB.9	GSC	USD	1,450,000	(3.00%)	09/17/58	Monthly	163,570	—	127,069	(36,501)
CMBX.NA.BBB.9	MSC	USD	1,625,000	(3.00%)	09/17/58	Monthly	190,647	—	146,332	(44,315)
CMBX.NA.BBB.9	DEUT	USD	2,245,000	(3.00%)	09/17/58	Monthly	270,602	—	196,739	(73,863)
CMBX.NA.BBB.9	JPM	USD	2,425,000	(3.00%)	09/17/58	Monthly	297,425	—	212,512	(84,913)
PrimeX.ARM.2 (19)	MSC	USD	197,262	(4.58%)	12/25/37	Monthly	—	(427)	(402)	25

Total							$4,815,362	$(861)	$3,178,375	$(1,636,126)

Sell protection:
ABX.HE.AAA.06	MSC	USD	6,683	0.18%	07/25/45	Monthly	$—	$—	$(125)	$(125)
ABX.HE.AAA.07	MSC	USD	168,947	0.09%	08/25/37	Monthly	1,649	—	(8,009)	(9,658)
ABX.HE.AAA.07	MSC	USD	741,091	0.09%	08/25/37	Monthly	7,222	—	(35,131)	(42,353)
ABX.HE.AAA.07	MSC	USD	1,604,999	0.09%	08/25/37	Monthly	15,664	—	(76,212)	(91,876)

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

ABX.HE.PENAAA.06	BCLY	USD	2,190,880	0.11%	05/25/46	Monthly	$—	$(58,934)	$(139,629)	$(80,695)
CMBX.NA.A.6	GSC	USD	1,210,000	2.00%	05/11/63	Monthly	15,795	—	(49,797)	(65,592)
CMBX.NA.BB.6	GSC	USD	1,715,000	5.00%	05/11/63	Monthly	—	(310,814)	(411,268)	(100,454)
CMBX.NA.BB.6	CSI	USD	1,080,000	5.00%	05/11/63	Monthly	—	(209,418)	(258,991)	(49,573)
CMBX.NA.BB.6	GSC	USD	396,000	5.00%	05/11/63	Monthly	—	(45,157)	(94,964)	(49,807)
CMBX.NA.BB.6	CSI	USD	1,540,000	5.00%	05/11/63	Monthly	—	(307,108)	(363,099)	(55,991)
CMBX.NA.BB.6	CSI	USD	952,000	5.00%	05/11/63	Monthly	—	(172,055)	(228,296)	(56,241)
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	Monthly	—	(553,754)	(631,887)	(78,133)
CMBX.NA.BB.6	CSI	USD	1,085,000	5.00%	05/11/63	Monthly	—	(158,321)	(255,820)	(97,499)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(330,736)	(438,846)	(108,110)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(330,736)	(438,846)	(108,110)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(330,736)	(438,846)	(108,110)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	Monthly	—	(331,640)	(440,045)	(108,405)
CMBX.NA.BB.6	GSC	USD	1,635,000	5.00%	05/11/63	Monthly	—	(175,696)	(392,084)	(216,388)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	Monthly	—	(850,432)	(701,855)	148,577
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	Monthly	—	(418,985)	(336,319)	82,666
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	Monthly	—	(443,891)	(368,026)	75,865
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	Monthly	—	(357,801)	(287,626)	70,175
CMBX.NA.BB.8	GSC	USD	2,890,000	5.00%	10/17/57	Monthly	—	(710,066)	(642,881)	67,185
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	Monthly	—	(258,033)	(201,566)	56,467
CMBX.NA.BB.8	CSI	USD	530,000	5.00%	10/17/57	Monthly	—	(145,434)	(120,034)	25,400
CMBX.NA.BBB.6	MSC	USD	360,000	3.00%	05/11/63	Monthly	—	(31,157)	(53,193)	(22,036)
CMBX.NA.BBB.6	MSC	USD	2,115,000	3.00%	05/11/63	Monthly	—	(346,953)	(307,402)	39,551
CMBX.NA.BBB.6	GSC	USD	1,175,000	3.00%	05/11/63	Monthly	—	(198,048)	(170,892)	27,156
CMBX.NA.BBB.6	MSC	USD	935,000	3.00%	05/11/63	Monthly	—	(158,915)	(135,987)	22,928
CMBX.NA.BBB.6	DEUT	USD	935,000	3.00%	05/11/63	Monthly	—	(158,688)	(135,896)	22,792
CMBX.NA.BBB.6	MSC	USD	1,060,000	3.00%	05/11/63	Monthly	—	(176,790)	(154,064)	22,726
CMBX.NA.BBB.6	MSC	USD	569,000	3.00%	05/11/63	Monthly	—	(96,758)	(82,701)	14,057
CMBX.NA.BBB.6	DEUT	USD	2,225,000	3.00%	05/11/63	Monthly	—	(335,145)	(328,766)	6,379
CMBX.NA.BBB.6	MSC	USD	3,725,000	3.00%	05/11/63	Monthly	—	(555,210)	(550,406)	4,804
CMBX.NA.BBB.6	CSI	USD	1,900,000	3.00%	05/11/63	Monthly	—	(276,941)	(280,744)	(3,803)
CMBX.NA.BBB.6	CSI	USD	815,000	3.00%	05/11/63	Monthly	—	(114,592)	(118,455)	(3,863)
CMBX.NA.BBB.6	GSC	USD	2,790,000	3.00%	05/11/63	Monthly	—	(312,192)	(405,275)	(93,083)
PrimeX.ARM.2 (19)	JPM	USD	197,262	4.58%	12/25/37	Monthly	7,912	—	954	(6,958)

Total							$48,242	$(9,261,136)	$(10,083,029)	$(870,135)

Total traded indices							$4,863,604	$(9,261,997)	$(6,904,654)	$(2,506,261)

Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey	DEUT	USD	1,920,000	1.00%	12/20/22	Quarterly	$—	$(52,591)	$(52,633)	$(42)
Republic of Turkey	MSC	USD	1,080,000	1.00%	12/20/22	Quarterly	—	(30,209)	(29,606)	603
Russian Foreign Bond - Eurobond	MSC	USD	1,880,000	1.00%	12/20/22	Quarterly	—	(16,129)	(3,318)	12,811
Russian Foreign Bond - Eurobond	MSC	USD	1,050,000	1.00%	12/20/22	Quarterly	—	(4,741)	(1,853)	2,888

Total							$—	$(103,670)	$(87,410)	$16,260

Total single-name issues							$—	$(103,670)	$(87,410)	$16,260

Total OTC contracts							$4,863,604	$(9,365,667)	$(6,992,064)	$(2,490,001)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.28.V2	USD	18,318,450	(1.00%)	12/20/22	Quarterly	$521,928	$94,088	$(427,840)
CDX.NA.HY.29	USD	23,765,000	(5.00%)	12/20/22	Quarterly	(1,869,198)	(2,097,078)	(227,880)
CDX.NA.HY.29.V1	USD	16,841,000	(5.00%)	12/20/22	Quarterly	1,341,036	1,486,089	145,053
CDX.NA.IG.29.V1	USD	73,500,000	(1.00%)	12/20/22	Quarterly	1,736,207	1,856,976	120,769
ITRAXX.EUR.28.V1	EUR	14,260,000	(1.00%)	12/20/22	Quarterly	415,037	500,329	85,292
ITRAXX.XOVER.28.V1	EUR	4,840,000	(5.00%)	12/20/22	Quarterly	717,285	729,201	11,916

Total						$2,862,295	$2,569,605	$(292,690)

Total						$2,862,295	$2,569,605	$(292,690)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.18% Fixed	USD	9,260,000	11/15/24	Annual	$—	$(9,656)	$104,090	$113,746
12M Federal Funds Rate	2.18% Fixed	USD	9,370,000	11/15/24	Annual	—	—	105,326	105,326
12M Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	Annual	180,517	—	755,589	575,072
12M Federal Funds Rate	1.63% Fixed	USD	10,705,000	11/14/26	Annual	—	—	644,691	644,691
3M USD LIBOR	2.00% Fixed	USD	12,225,000	03/21/23	Semi-Annual	62,665	—	360,812	298,147
3M USD LIBOR	2.28% Fixed	USD	17,400,000	07/14/27	Semi-Annual	—	—	665,900	665,900
3M USD LIBOR	2.25% Fixed	USD	14,420,000	03/21/28	Semi-Annual	196,286	—	655,001	458,715
3M USD LIBOR	2.69% Fixed	USD	4,150,000	11/15/43	Semi-Annual	—	—	99,543	99,543
3M USD LIBOR	2.55% Fixed	USD	600,000	08/03/47	Semi-Annual	—	—	27,802	27,802
3M USD LIBOR	2.75% Fixed	USD	15,675,000	12/20/47	Semi-Annual	—	(350,565)	194,571	545,136

Total						$439,468	$(360,221)	$3,613,325	$3,534,078

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
5,697,000	EGP	307,116	USD	CBK	03/06/18	$14,059	$—
2,590,000	EGP	136,676	USD	GSC	03/06/18	9,339	—
2,072,000	EGP	109,053	USD	GSC	03/06/18	7,759	—
16,290,000	EGP	829,852	USD	CBK	03/29/18	86,535	—
536,000	EUR	665,166	USD	BCLY	02/28/18	1,478	—
574,095	USD	710,000	AUD	SSG	04/04/18	2,081	—
300,147	USD	375,000	CAD	BOA	02/01/18	—	(4,735)
276,089	USD	345,000	CAD	CBK	02/08/18	—	(4,424)
927,815	USD	1,155,000	CAD	HSBC	02/20/18	—	(11,415)
493,926	USD	610,000	CAD	SSG	02/22/18	—	(2,128)
446,125	USD	555,000	CAD	DEUT	02/26/18	—	(5,222)
180,126	USD	225,000	CAD	CBK	03/19/18	—	(2,903)
121,906	USD	150,000	CAD	SSG	03/22/18	—	(118)
260,624	USD	325,000	CAD	SSG	03/26/18	—	(3,776)
324,437	USD	400,000	CAD	SSG	04/02/18	—	(1,002)
503,915	USD	627,000	CAD	SSG	04/04/18	—	(6,222)
1,333,236	USD	1,655,000	CAD	SSG	04/10/18	—	(13,394)

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

447,112	USD	550,000	CAD	UBS	04/23/18	$—	$(479)
874,709	USD	1,085,000	CAD	BOA	06/27/18	—	(8,890)
533,145	USD	10,359,000	EGP	GSC	03/06/18	—	(50,856)
833,674	USD	16,290,000	EGP	GSC	03/29/18	—	(82,712)
2,579,105	USD	2,210,000	EUR	JPM	02/01/18	—	(164,893)
1,968,162	USD	1,665,000	EUR	SSG	02/16/18	—	(101,002)
41,506	USD	35,000	EUR	HSBC	02/20/18	—	(2,000)
846,895	USD	715,000	EUR	JPM	02/20/18	—	(41,869)
885,955	USD	755,000	EUR	CSFB	02/23/18	—	(52,692)
10,399,503	USD	8,374,000	EUR	CBK	02/28/18	—	(15,573)
1,976,306	USD	1,659,000	EUR	HSBC	03/21/18	—	(90,331)
41,578	USD	35,000	EUR	HSBC	03/22/18	—	(2,025)
1,053,018	USD	895,000	EUR	SCB	03/22/18	—	(61,979)
2,810,484	USD	2,260,000	EUR	JPM	03/28/18	—	(6,315)
209,873	USD	175,000	EUR	SSG	04/11/18	—	(8,431)
2,304,164	USD	1,900,000	EUR	JPM	04/16/18	—	(66,749)
1,587,669	USD	1,290,000	EUR	JPM	04/30/18	—	(23,515)
1,861,069	USD	1,495,000	EUR	SCB	05/11/18	—	(7,665)
854,765	USD	602,000	GBP	GSC	02/28/18	—	(862)
2,682,370	USD	300,000,000	JPY	ANZ	02/05/18	—	(66,382)
4,179,163	USD	469,750,000	JPY	JPM	03/05/18	—	(131,591)
2,378,040	USD	268,250,000	JPY	BCLY	03/19/18	—	(85,868)
3,214,742	USD	359,900,000	JPY	CBK	04/09/18	—	(95,235)
4,882,649	USD	541,100,000	JPY	CBK	04/23/18	—	(98,192)
329,712	USD	35,750,000	JPY	CBK	05/01/18	465	—
Total						$121,716	$(1,321,445)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

The Hartford Total Return Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Other Abbreviations:
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange, Inc.
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
OTC	Over-the-Counter
PAC	Planned Amortization Class
REIT	Real Estate Investment Trust
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The Hartford Total Return Bond Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$812,185,782	$—	$812,185,782	$—
Corporate Bonds	570,924,781	—	570,924,781	—
Foreign Government Obligations	45,425,174	—	45,425,174	—
Municipal Bonds	33,161,962	—	33,161,962	—
Senior Floating Rate Interests	55,151,085	—	55,151,085	—
U.S. Government Agencies	898,652,454	—	898,652,454	—
U.S. Government Securities	303,554,799	—	303,554,799	—
Common Stocks
Energy	8,492	—	8,492	—
Utilities	—	—	—	—
Preferred Stocks	967,438	967,438	—	—
Short-Term Investments	117,689,285	80,995,911	36,693,374	—
Purchased Options	3,584,302	—	3,584,302	—
Foreign Currency Contracts(2)	121,716	—	121,716	—
Futures Contracts(2)	1,501,750	1,501,750	—	—
Swaps - Credit Default(2)	1,242,808	—	1,242,783	25
Swaps - Interest Rate(2)	3,534,078	—	3,534,078	—

Total	$2,847,705,906	$83,465,099	$2,764,240,782	$25

Liabilities
Foreign Currency Contracts(2)	$(1,321,445)	$—	$(1,321,445)	$—
Futures Contracts(2)	(8,206,006)	(8,206,006)	—	—
Swaps - Credit Default(2)	(4,025,499)	—	(4,018,541)	(6,958)
TBA Sale Commitments	(305,701,843)	—	(305,701,843)	—

Total	$(319,254,793)	$(8,206,006)	$(311,041,829)	$(6,958)

(1)	For the period ended January 31, 2018, there were no transfers between any levels.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

The Hartford World Bond Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.0%
	United States - 0.0%
47,282	Homer City Generation L.P.(1)	$898,358
64,672	MGIC Investment Corp.(1)	958,439
15,842	Vistra Energy Corp.	12,911

		1,869,708

	Total Common Stocks (cost $3,226,824)	$1,869,708

Asset & Commercial Mortgage Backed Securities - 8.4%
	Bermuda - 0.0%
$ 313,500	Cal Funding Ltd. 3.47%, 10/25/2027(2)	312,151

	Canada - 0.2%
	CARDS Trust
2,425,000	1 mo. USD LIBOR + 0.370%, 1.93%, 04/18/2022(2)(3)	2,431,048
5,200,000	1 mo. USD LIBOR + 0.700%, 2.26%, 07/15/2021(2)(3)	5,213,629

		7,644,677

	Cayman Islands - 2.7%
2,850,000	ALM Ltd. / ALM LLC 3 mo. USD LIBOR + 1.050%, 2.77%, 07/15/2027(2)(3)	2,850,484
2,315,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.21%, 04/24/2029(2)(3)	2,326,862
	Apidos CLO
3,840,000	3 mo. USD LIBOR + 0.980%, 2.72%, 01/19/2025(2)(3)	3,847,680
1,543,184	3 mo. USD LIBOR + 1.100%, 2.82%, 04/15/2025(2)(3)	1,544,045
3,380,000	3 mo. USD LIBOR + 1.120%, 2.87%, 07/22/2026(2)(3)	3,378,604
	Ares CLO Ltd.
3,835,000	3 mo. USD LIBOR + 1.190%, 2.91%, 04/17/2026(2)(3)	3,837,497
2,675,000	3 mo. USD LIBOR + 1.950%, 3.45%, 12/05/2025(2)(3)	2,687,992
2,625,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 3.02%, 01/16/2030(2)(3)	2,626,032
1,600,000	Avery Point CLO Ltd. 3 mo. USD LIBOR + 1.100%, 2.85%, 04/25/2026(2)(3)	1,600,939
1,330,000	Bain Capital Credit CLO 3 mo. USD LIBOR + 1.800%, 3.17%, 07/25/2030(2)(3)	1,340,656
3,000,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.140%, 2.86%, 10/15/2026(2)(3)	3,003,072
	CIFC Funding Ltd.
933,756	3 mo. USD LIBOR + 0.850%, 2.57%, 07/16/2030(2)(3)	933,703
3,750,000	3 mo. USD LIBOR + 1.480%, 3.23%, 10/21/2028(2)(3)	3,761,734
2,150,000	3 mo. USD LIBOR + 1.900%, 3.63%, 10/17/2026(2)(3)	2,163,078
1,015,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 3.57%, 10/15/2029(2)(3)	1,024,075
3,975,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 1.080%, 2.81%, 04/18/2026(2)(3)	3,977,182
250,000	Galaxy CLO Ltd. 3 mo. USD LIBOR + 1.220%, 2.96%, 07/24/2030(2)(3)	252,012
1,300,000	ICG US CLO Ltd. 3 mo. USD LIBOR + 0.800%, 2.12%, 10/23/2029(2)(3)	1,299,873
3,000,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.050%, 2.77%, 07/15/2027(2)(3)	2,999,928
3,000,000	KKR Financial Ltd. 3 mo. USD LIBOR + 1.270%, 3.00%, 07/18/2030(2)(3)	3,030,801
3,010,000	LCM Ltd. 3 mo. USD LIBOR + 1.210%, 2.96%, 07/20/2030(2)(3)	3,035,871
	Madison Park Funding Ltd.
2,355,000	3 mo. USD LIBOR + 1.110%, 2.85%, 01/19/2025(2)(3)	2,355,947
3,000,000	3 mo. USD LIBOR + 1.120%, 2.87%, 07/20/2026(2)(3)	3,001,674
3,735,000	3 mo. USD LIBOR + 1.160%, 2.91%, 07/23/2029(2)(3)	3,747,512
3,760,000	3 mo. USD LIBOR + 1.260%, 3.01%, 07/20/2026(2)(3)	3,763,177
1,750,000	3 mo. USD LIBOR + 1.900%, 3.65%, 04/20/2026(2)(3)	1,751,901
2,774,000	Magnetite Ltd. 3 mo. USD LIBOR + 1.000%, 2.75%, 07/25/2026(2)(3)	2,777,148

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,935,000	Northwoods Capital Ltd. 3 mo. USD LIBOR + 1.300%, 2.93%, 06/20/2029(2)(3)	$2,955,020
1,670,000	Oaktree CLO Ltd. 3 mo. USD LIBOR + 1.350%,, 2.71%, 10/20/2027(2)(3)(4)	1,670,000
2,955,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.150%, 2.57%, 11/15/2025(2)(3)	2,953,921
	Octagon Investment Partners Ltd.
2,995,000	3 mo. USD LIBOR + 1.130%, 2.54%, 08/12/2026(2)(3)	2,993,805
1,515,398	3 mo. USD LIBOR + 1.000%, 2.75%, 10/25/2025(2)(3)	1,517,640
2,960,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 2.58%, 11/18/2026(2)(3)	2,959,171
1,068,750	OZLM Funding Ltd. 3 mo. USD LIBOR + 0.900%, 2.65%, 07/22/2029(2)(3)	1,068,690
3,000,000	Seneca Park CLO Ltd. 3 mo. USD LIBOR + 1.120%, 2.85%, 07/17/2026(2)(3)	3,001,542
	Shackleton CLO Ltd.
3,000,000	3 mo. USD LIBOR + 1.650%, 3.04%, 05/07/2026(2)(3)	3,002,271
1,215,000	3 mo. USD LIBOR + 1.950%, 3.67%, 04/15/2027(2)(3)	1,214,944
	Sound Point CLO Ltd.
3,000,000	3 mo. USD LIBOR + 1.140%, 2.89%, 10/20/2026(2)(3)	3,001,491
3,000,000	3 mo. USD LIBOR + 1.550%, 3.27%, 07/15/2025(2)(3)	3,005,451
2,850,000	3 mo. USD LIBOR + 1.660%, 3.41%, 10/20/2028(2)(3)	2,861,899
2,620,000	Vibrant CLO Ltd. 3 mo. USD LIBOR + 1.480%, 3.23%, 04/20/2026(2)(3)	2,620,975
2,867,000	Voya CLO Ltd. 3 mo. USD LIBOR + 1.250%, 2.98%, 04/17/2030(2)(3)	2,889,403
2,000,000	Z Capital Credit Partners CLO Ltd. 3 mo. USD LIBOR + 0.950%,, 2.67%, 07/16/2027(2)(3)	1,999,678
3,975,000	Zais CLO Ltd. 3 mo. USD LIBOR + 1.530%, 3.25%, 10/15/2028(2)(3)	3,985,049

		112,620,429

	United Kingdom - 0.0%
GBP 425,000	Canary Wharf Finance plc 5.95%, 10/22/2037(5)	854,122

	United States - 5.5%
$ 1,356,752	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(6)	1,342,688
975,000	Ally Auto Receivables Trust 2.01%, 08/17/2020	972,711
	Alternative Loan Trust
660,063	1 mo. USD LIBOR + 0.270%, 1.83%, 01/25/2036(3)	626,165
346,797	1 mo. USD LIBOR + 0.320%, 1.88%, 11/25/2035(3)	312,303
395,553	1 mo. USD LIBOR + 0.500%, 2.06%, 12/25/2035(3)	288,965
1,985,916	12 mo. USD MTA + 1.350%, 2.48%, 08/25/2035(3)	1,744,751
694,722	5.75%, 05/25/2036	554,374
333,891	6.00%, 05/25/2036	278,895
1,284,385	American Credit Acceptance Receivables Trust 1.84%, 07/13/2020(2)	1,283,308
1,825,000	American Express Credit Account Master Trust 1.77%, 11/15/2022	1,800,396
1,500,000	AmeriCredit Automobile Receivables 2.30%, 03/08/2021	1,499,867
1,966,571	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1 mo. USD LIBOR + 6.000%, 5.27%, 01/25/2034(3)	1,876,144
	Angel Oak Mortgage Trust LLC
1,159,201	2.48%, 07/25/2047(2)(6)	1,143,630
628,935	2.71%, 11/25/2047(2)(6)	628,888
274,783	2.81%, 01/25/2047(2)(6)	271,438
2,233,072	3.50%, 07/25/2046(2)(7)	2,244,403
249,919	Banc of America Funding Trust 5.77%, 05/25/2037(6)	250,567
1,260,000	Barclays Dryrock Issuance Trust 1 mo. USD LIBOR + 0.330%, 1.89%, 03/15/2023(3)	1,264,655

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 2,735,000	BBCMS Mortgage Trust 3.67%, 02/15/2050	$2,795,085
	Bear Stearns Adjustable Rate Mortgage Trust
845,034	3.52%, 10/25/2035(6)	844,116
1,075,970	1 year CMT + 2.150%, 3.58%, 08/25/2035(3)	1,071,866
800,410	3.62%, 06/25/2047(6)	781,406
729,909	3.65%, 07/25/2036(6)	727,446
	Bear Stearns Alt-A Trust
441,595	1 mo. USD LIBOR + 0.320%, 1.88%, 08/25/2036(3)	450,205
1,508,735	1 mo. USD LIBOR + 0.500%, 2.06%, 01/25/2036(3)	1,559,472
438,996	3.68%, 09/25/2035(6)	444,133
468,902	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.200%, 1.76%, 02/25/2037(3)	469,371
	Cabela’s Credit Card Master Note Trust
1,805,000	1 mo. USD LIBOR + 0.650%, 2.21%, 08/16/2021(2)(3)	1,810,129
1,790,000	2.25%, 07/17/2023	1,775,527
	CarMax Auto Owner Trust
2,410,000	1.88%, 11/15/2019	2,408,184
1,120,000	1.93%, 11/15/2019	1,119,924
1,745,000	2.08%, 01/15/2020	1,745,266
2,885,000	2.25%, 09/15/2022	2,847,867
1,920,089	Chase Mortgage Finance Trust 3.47%, 12/25/2035(6)	1,878,531
162,373	ChaseFlex Trust 5.50%, 06/25/2035	146,626
1,250,000	Chesapeake Funding LLC 1.99%, 05/15/2029(2)	1,242,494
	CHL Mortgage Pass-Through Trust
968,902	1 mo. USD LIBOR + 0.680%, 2.24%, 03/25/2035(3)	893,798
1,009,782	3.28%, 11/20/2035(6)	918,197
374,611	3.44%, 03/20/2036(6)	343,812
559,239	3.48%, 09/25/2047(6)	522,316
352,938	CIG Automobile Receivables Trust 2.71%, 05/15/2023(2)	351,631
2,505,000	Citibank Credit Card Issuance Trust 1 mo. USD LIBOR + 0.620%, 2.18%, 04/22/2026(3)	2,541,994
365,000	Citigroup Commercial Mortgage Trust 3.62%, 07/10/2047	374,392
	COLT Mortgage Loan Trust
607,347	2.75%, 09/25/2046(2)(6)	607,515
835,000	2.93%, 02/25/2048(2)(6)	834,918
	Commercial Mortgage Pass-Through Certificates
33,745,815	0.80%, 02/10/2047(6)(8)	875,812
1,795,000	4.75%, 10/15/2045(2)(6)	1,157,685
	Commercial Mortgage Trust
2,605,000	2.85%, 10/15/2045	2,577,814
1,590,000	3.10%, 03/10/2046	1,593,053
465,000	3.61%, 06/10/2046(6)	477,634
3,810,000	3.69%, 08/10/2047	3,916,904
2,230,000	3.80%, 08/10/2047	2,307,599
1,885,000	4.58%, 10/15/2045(2)(6)	875,130
408,951	Conn Funding L.P. 2.73%, 07/15/2020(2)	408,748
	Connecticut Avenue Securities
1,150,000	1 mo. USD LIBOR + 2.600%, 4.16%, 05/25/2024(3)	1,226,353
1,077,590	1 mo. USD LIBOR + 2.900%, 4.46%, 07/25/2024(3)	1,150,583
1,111,645	1 mo. USD LIBOR + 3.000%, 4.56%, 07/25/2024(3)	1,191,994
1,203,149	1 mo. USD LIBOR + 4.300%, 5.86%, 02/25/2025(3)	1,321,146
1,050,000	1 mo. USD LIBOR + 4.400%, 5.96%, 01/25/2024(3)	1,207,323
1,104,256	1 mo. USD LIBOR + 4.550%, 6.11%, 02/25/2025(3)	1,198,967
1,025,000	1 mo. USD LIBOR + 5.250%, 6.81%, 10/25/2023(3)	1,198,643
	Countrywide Alternative Loan Trust
574,670	1 mo. USD LIBOR + 0.140%, 1.70%, 04/25/2047(3)	502,111
646,745	1 mo. USD LIBOR + 0.800%, 2.36%, 12/25/2035(3)	567,923

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 26,599	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	$26,112
	CSAIL Commercial Mortgage Trust
52,791,440	0.85%, 06/15/2057(6)(8)	2,315,306
14,816,276	0.94%, 04/15/2050(6)(8)	700,247
2,685,022	3.45%, 08/15/2048	2,716,220
	CSMC Trust
1,154,842	3.25%, 04/25/2047(2)(6)	1,166,390
1,933,151	3.50%, 08/25/2043(2)(6)	1,934,359
882,736	DBUBS Mortgage Trust 0.72%, 11/10/2046(2)(6)(8)	13,683
	Deephaven Residential Mortgage Trust
896,184	2.71%, 10/25/2047(2)(6)	888,357
1,025,000	2.98%, 12/25/2057(2)(6)	1,024,991
506,432	3.49%, 12/26/2046(2)(6)	504,479
1,805,000	Discover Card Execution Note Trust 1.45%, 03/15/2021	1,798,968
2,500,000	Drive Auto Receivables Trust 2.37%, 11/16/2020(2)	2,502,010
	Enterprise Fleet Financing LLC
1,500,000	2.09%, 02/22/2021(2)	1,497,255
504,003	2.13%, 07/20/2022(2)	503,136
	Fannie Mae Connecticut Avenue Securities
245,000	1 mo. USD LIBOR + 3.550%, 5.11%, 07/25/2029(3)	267,123
968,615	1 mo. USD LIBOR + 4.900%, 6.46%, 11/25/2024(3)	1,109,677
434,246	1 mo. USD LIBOR + 5.000%, 6.56%, 07/25/2025(3)	480,646
1,014,001	1 mo. USD LIBOR + 5.700%, 7.26%, 04/25/2028(3)	1,168,798
671,511	Finance of America Structured Securities Trust 2.32%, 11/25/2027(2)(6)	671,523
159,221	First Investors Auto Owner Trust 1.53%, 11/16/2020(2)	158,879
683,288	Five Guys Holdings, Inc. 4.60%, 07/25/2047(2)	697,179
793,742	Flagship Credit Auto Trust 1.85%, 07/15/2021(2)	790,942
2,750,000	Ford Credit Auto Owner Trust 2.26%, 11/15/2025(2)	2,748,673
1,395,000	Ford Credit Floorplan Master Owner Trust 1.75%, 07/15/2021	1,378,404
2,157,082	Foursight Capital Automobile Receivables Trust 2.37%, 04/15/2022(2)	2,141,722
	FREMF Mortgage Trust
1,195,000	3.39%, 07/25/2022(2)(6)	1,177,104
1,190,000	3.72%, 10/25/2048(2)(6)	1,188,353
	GLS Auto Receivables Trust
1,025,053	2.67%, 04/15/2021(2)	1,024,651
747,940	2.73%, 10/15/2020(2)	748,794
465,000	GM Financial Consumer Automobile 2.30%, 06/16/2023(2)	458,202
800,000	GreatAmerica Leasing Receivables Funding LLC 2.06%, 06/22/2020(2)	795,880
	GS Mortgage Securities Trust
615,000	3.67%, 04/10/2047(2)	228,436
3,295,242	4.07%, 01/10/2047	3,451,974
2,470,000	4.86%, 04/10/2047(2)(6)	1,632,272
	GSAA Home Equity Trust
1,356,480	1 mo. USD LIBOR + 0.080%, 1.64%, 02/25/2037(3)	734,994
1,804,738	1 mo. USD LIBOR + 0.120%, 1.68%, 05/25/2047(3)	1,469,276
1,068,065	1 mo. USD LIBOR + 0.180%, 1.74%, 11/25/2036(3)	549,664
1,638,504	1 mo. USD LIBOR + 0.240%, 1.80%, 11/25/2036(3)	1,007,757
496,869	5.99%, 06/25/2036(6)	259,950
187,511	GSR Mortgage Loan Trust 3.72%, 05/25/2037(6)	163,746
	HarborView Mortgage Loan Trust
2,202,897	1 mo. USD LIBOR + 0.240%, 1.80%, 12/19/2036(3)	1,931,357
371,824	1 mo. USD LIBOR + 1.000%, 2.56%, 10/25/2037(3)	367,075

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 602,940	Honor Automobile Trust Securitization 2.94%, 11/15/2019(2)	$604,182
1,065,000	Huntington Auto Trust 1.95%, 06/15/2021	1,063,201
	JP Morgan Chase Commercial Mortgage Securities Trust
3,059,000	2.73%, 10/15/2045(2)(6)	1,355,657
179,449	1 mo. USD LIBOR + 1.500%, 3.05%, 02/12/2051(3)	179,285
	JP Morgan Mortgage Trust
822,754	3.00%, 09/25/2044(2)(6)	821,505
655,126	3.43%, 11/25/2035(6)	634,626
1,303,903	3.46%, 08/25/2036(6)	1,287,211
169,471	6.00%, 01/25/2037	142,257
68,310,559	JPMBB Commercial Mortgage Securities Trust 0.82%, 09/15/2047(6)(8)	2,016,698
	Lendmark Funding Trust
569,000	2.80%, 05/20/2026(2)	565,422
1,135,000	2.83%, 12/22/2025(2)	1,132,911
2,060,000	3.26%, 04/21/2025(2)	2,066,295
1,597,294	Long Beach Mortgage Loan Trust 1 mo. USD LIBOR + 0.620%, 2.18%, 08/25/2033(3)	1,563,921
	LSTAR Securities Investment Ltd.
635,977	1 mo. USD LIBOR + 2.000%, 3.57%, 02/01/2022(2)(3)	636,649
536,159	1 mo. USD LIBOR + 2.000%, 3.57%, 04/01/2022(2)(3)	536,780
612,965	Luminent Mortgage Trust 1 mo. USD LIBOR + 0.260%, 1.82%, 11/25/2035(3)	592,487
1,575,000	Mariner Finance Issuance Trust 2.92%, 12/20/2029(2)	1,562,238
	Marlette Funding Trust
606,770	2.36%, 12/15/2024(2)	606,435
1,319,000	2.61%, 03/15/2028(2)	1,320,192
687,183	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(2)(6)	679,086
1,380,000	MMAF Equipment Finance LLC 2.41%, 08/16/2024(2)	1,356,015
	Morgan Stanley Bank of America Merrill Lynch Trust
13,116,508	1.11%, 10/15/2048(6)(8)	809,542
2,860,000	3.73%, 05/15/2048	2,953,677
	Morgan Stanley Capital Trust
1,555,000	5.16%, 07/15/2049(2)(6)	1,349,016
100,000	5.43%, 09/15/2047(2)(6)	106,620
451,546	Morgan Stanley Mortgage Loan Trust 3.48%, 06/25/2037(6)	320,784
390,580	Nationstar HECM Loan Trust 1.97%, 05/25/2027(2)	389,841
	New Residential Mortgage Loan Trust
551,792	3.25%, 09/25/2056(2)(6)	551,575
1,884,106	3.75%, 11/26/2035(2)(6)	1,909,469
1,052,683	3.75%, 05/28/2052(2)(6)	1,067,173
1,985,864	4.00%, 02/25/2057(2)(6)	2,028,212
2,298,675	4.00%, 03/25/2057(2)(6)	2,348,694
1,825,646	4.00%, 04/25/2057(2)(6)	1,861,670
2,212,259	4.00%, 05/25/2057(2)(6)	2,259,583
790,000	4.00%, 12/25/2057(2)(6)	807,092
4,690,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(2)	4,630,190
975,000	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(2)	974,987
845,000	OneMain Financial Issuance Trust 3.66%, 02/20/2029(2)	855,173
480,000	Pretium Mortgage Credit Partners LLC 3.38%, 01/27/2033(2)(7)	480,000
674,957	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(2)	674,646
1,506,812	Residential Accredit Loans, Inc. 2.46%, 11/25/2037(6)	1,311,984

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Residential Funding Mortgage Securities, Inc.
$ 115,238	5.75%, 01/25/2036	$95,463
133,975	6.00%, 04/25/2037	125,892
169,510	6.00%, 07/25/2037	160,965
3,005,000	Santander Drive Auto Receivables Trust 2.47%, 12/15/2020	3,007,954
1,935,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(2)(6)	1,894,635
	SoFi Consumer Loan Program LLC
632,366	2.20%, 11/25/2026(2)	630,800
647,959	2.50%, 05/26/2026(2)	643,779
1,495,000	2.60%, 02/25/2027(2)	1,494,903
457,528	2.77%, 05/25/2026(2)	456,837
752,863	3.05%, 12/26/2025(2)	755,066
574,191	3.28%, 01/26/2026(2)	577,518
	SoFi Professional Loan Program
2,364,858	1 mo. USD LIBOR + 0.600%, 2.16%, 07/25/2040(2)(3)	2,371,455
987,480	2.72%, 10/27/2036(2)	978,636
	Springleaf Funding Trust
3,510,000	3.16%, 11/15/2024(2)	3,518,930
3,215,000	3.48%, 05/15/2028(2)	3,224,266
753,000	SPS Servicer Advance Receivables Trust 3.59%, 11/15/2049(2)	747,346
1,417,032	Structured Adjustable Rate Mortgage Loan Trust 3.61%, 06/25/2035(6)	1,300,683
507,470	Structured Asset Mortgage Investments Trust 1 mo. USD LIBOR + 0.230%, 1.79%, 02/25/2036(3)	458,808
1,045,608	Structured Asset Securities Corp. 5.75%, 06/25/2035	1,012,062
658,292	TAL Advantage V LLC 2.83%, 02/22/2038(2)	646,415
	Towd Point Mortgage Trust
1,256,475	2.25%, 04/25/2056(2)(6)	1,240,536
1,034,761	2.25%, 07/25/2056(2)(6)	1,018,327
2,428,580	2.75%, 04/25/2055(2)(6)	2,413,920
763,099	2.75%, 05/25/2055(2)(6)	759,620
798,161	2.75%, 08/25/2055(2)(6)	790,014
1,739,423	2.75%, 10/25/2056(2)(6)	1,728,026
437,227	2.75%, 04/25/2057(2)(6)	434,380
1,137,386	3.00%, 03/25/2054(2)(6)	1,138,386
	United Auto Credit Securitization Trust
1,985,000	0.00%, 10/13/2020(2)(9)(10)	1,984,897
1,135,000	2.40%, 11/12/2019(2)	1,130,756
505,000	Verus Securitization Trust 2.93%, 02/25/2048(2)(4)(6)	504,999
1,748,712	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.420%, 1.98%, 07/25/2044(3)	1,752,094
658,496	Wells Fargo Mortgage Backed Securities Trust 3.71%, 12/28/2037(6)	638,567
	Westlake Automobile Receivables Trust
48,833	1.57%, 06/17/2019(2)	48,812
1,071,902	2.45%, 01/15/2021(2)	1,072,279
4,070,000	2.46%, 01/18/2022(2)	4,059,781
1,685,000	3.28%, 12/15/2022(2)	1,678,300
1,765,000	3.29%, 09/15/2021(2)	1,774,362
1,830,000	4.40%, 05/17/2021(2)	1,848,806
	WF-RBS Commercial Mortgage Trust
14,889,383	1.30%, 03/15/2047(6)(8)	732,383
915,000	3.07%, 03/15/2045	916,042
875,000	3.72%, 05/15/2047	899,724
2,430,000	4.00%, 05/15/2047	2,531,125
395,160	4.10%, 03/15/2047	415,146
515,000	5.00%, 06/15/2044(2)(6)	374,484

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

375,497	Wheels SPV LLC 1.59%, 05/20/2025(2)	$374,211

		224,815,726

	Total Asset & Commercial Mortgage Backed Securities (cost $346,746,625)	$346,247,105

Corporate Bonds - 14.1%
	Bermuda - 0.0%
	Weatherford International Ltd.
0$ 285,000	5.95%, 04/15/2042	230,850
765,000	6.50%, 08/01/2036	657,900
280,000	7.00%, 03/15/2038	250,600

		1,139,350

	Canada - 0.6%
2,600,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(2)	2,603,250
	First Quantum Minerals Ltd.
1,840,000	7.00%, 02/15/2021(2)	1,904,400
520,000	7.25%, 04/01/2023(2)	550,550
1,130,000	7.50%, 04/01/2025(2)	1,210,569
2,790,000	goeasy Ltd. 7.88%, 11/01/2022(2)	2,978,325
3,045,000	GW Honos Security Corp. 8.75%, 05/15/2025(2)	3,303,825
	MEG Energy Corp.
1,130,000	6.38%, 01/30/2023(2)	971,800
1,160,000	6.50%, 01/15/2025(2)	1,133,900
1,170,000	New Gold, Inc. 6.38%, 05/15/2025(2)	1,234,350
475,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/2022(2)	489,250
1,380,000	Tervita Escrow Corp. 7.63%, 12/01/2021(2)	1,381,725
	Valeant Pharmaceuticals International, Inc.
3,390,000	5.88%, 05/15/2023(2)	3,062,696
3,570,000	6.13%, 04/15/2025(2)	3,195,864
250,000	7.00%, 03/15/2024(2)	265,860

		24,286,364

	Cayman Islands - 0.1%
1,910,000	Weibo Corp. 1.25%, 11/15/2022(2)	2,304,818

	Denmark - 0.2%
10,650,000	Danske Bank A/S 3 mo. USD LIBOR + 0.580%, 2.09%, 09/06/2019(2)(3)	10,709,719

	France - 0.2%
1,925,000	AXA S.A. 3 mo. USD LIBOR + 1.449%, 6.46%, 12/14/2018(3)(5)(11)	1,944,250
	BNP Paribas S.A.
765,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(2)(3)(11)	754,481
2,555,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(2)(3)(11)	2,788,144
2,050,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(2)(3)(11)	2,454,293
1,975,000	Societe Generale S.A. 5 year USD Swap + 6.238%, 7.38%, 09/13/2021(3)(5)(11)	2,130,531

		10,071,699

	Germany - 0.4%
15,250,000	Deutsche Bank AG 3 mo. USD LIBOR + 0.970%, 2.69%, 07/13/2020(3)	15,329,359

	Ireland - 0.1%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
EUR 2,450,000	6.75%, 05/15/2024(5)	3,335,890

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,636,000	7.25%, 05/15/2024(2)	$1,758,209

		5,094,099

	Italy - 0.1%
	Intesa Sanpaolo S.p.A.
430,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(2)(3)(11)	478,375
EUR 550,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(3)(5)(11)	867,222
$ 1,435,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(3)(5)(11)	1,594,153

		2,939,750

	Japan - 0.1%
JPY 400,000,000	Toshiba Corp. 1.68%, 12/15/2020	3,564,965

	Luxembourg - 0.3%
$ 1,845,000	Altice Financing S.A. 7.50%, 05/15/2026(2)	1,916,494
EUR 2,790,000	ARD Finance S.A. 6.63%, 09/15/2023(12)	3,697,018
$ 690,000	ARD Securities Finance SARL 8.75%, 01/31/2023(2)(12)	714,150
1,975,000	Camelot Finance S.A. 7.88%, 10/15/2024(2)	2,103,375
EUR 1,005,000	Cirsa Funding Luxembourg S.A. 5.75%, 05/15/2021(2)	1,293,974
1,666,000	Codere Finance 2 Luxembourg S.A. 6.75%, 11/01/2021(2)	2,170,230

		11,895,241

	Netherlands - 0.3%
$ 1,415,000	Constellium N.V. 5.88%, 02/15/2026(2)	1,443,300
EUR 2,090,000	Diamond (BC) B.V. 5.63%, 08/15/2025(2)	2,553,062
$ 905,000	NXP B.V. / NXP Funding LLC 3.75%, 06/01/2018(2)	908,620
EUR 4,600,000	Volkswagen International Finance N.V. 10 year EUR Swap + 3.370%, 3.88%, 06/14/2027(3)(5)(11)	6,032,551

		10,937,533

	Spain - 1.1%
	Banco Bilbao Vizcaya Argentaria S.A.
$ 2,800,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(11)	2,913,400
EUR 7,200,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(3)(5)(11)	9,398,881
1,200,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(3)(5)(11)	1,787,832
5,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(5)(11)	7,249,702
10,100,000	Banco Santander S.A. 5 year EUR Swap + 5.410%, 6.25%, 03/12/2019(3)(5)(11)	13,060,047
7,800,000	CaixaBank S.A. 5 year EUR Swap + 3.35%, 3.50%, 02/15/2027(3)(5)	10,433,539

		44,843,401

	Sweden - 0.3%
3,580,000	Intrum Justitia AB 3.13%, 07/15/2024(2)	4,381,828
$ 7,820,000	Svenska Handelsbanken AB 3 mo. USD LIBOR + 0.490%, 2.00%, 09/06/2019(3)	7,862,198

		12,244,026

	Switzerland - 0.1%
1,995,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(3)(5)(11)	2,152,106
875,000	UBS Group AG 5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(3)(5)(11)	933,188

		3,085,294

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	United Kingdom - 0.6%
$ 285,000	Anglo American Capital plc 9.38%, 04/08/2019(2)	$306,879
GBP 550,000	Barclays Bank plc 3 mo. GBP LIBOR + 13.400%, 14.00%, 06/15/2019(3)(5)(11)	900,983
$ 1,825,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(3)(5)(11)	1,994,988
6,475,000	BP Capital Markets plc 3 mo. USD LIBOR + 0.630%, 2.31%, 09/26/2018(3)	6,498,748
2,620,000	HSBC Bank plc 6 mo. USD LIBOR + 0.250%, 1.81%, 03/29/2018(3)(11)	2,417,998
6,190,000	Imperial Brands Finance plc 2.05%, 02/11/2018(5)	6,189,547
	National Westminster Bank plc
EUR 725,000	3 mo. EUR LIBOR + 2.150%, 1.82%, 04/05/2018(3)(11)	887,000
$ 1,270,000	2.25%, 07/11/2018(6)(11)	1,143,762
	Royal Bank of Scotland Group plc
1,000,000	3 mo. USD LIBOR + 2.320%, 4.01%, 09/30/2027(3)(11)	1,013,200
925,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(3)(11)	1,032,531
	Tullow Oil plc
545,000	6.00%, 11/01/2020(2)	550,450
520,000	6.25%, 04/15/2022(2)	533,000

		23,469,086

	United States - 9.6%
1,110,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(2)	1,215,450
	AK Steel Corp.
930,000	7.00%, 03/15/2027	950,925
4,096,000	7.63%, 10/01/2021	4,249,600
6,125,000	Ally Financial, Inc. 3.25%, 02/13/2018	6,125,000
	American Builders & Contractors Supply Co., Inc.
88,000	5.63%, 04/15/2021(2)	89,540
680,000	5.75%, 12/15/2023(2)	717,400
4,235,000	American Greetings Corp. 7.88%, 02/15/2025(2)	4,499,687
	APX Group, Inc.
1,405,000	7.63%, 09/01/2023	1,510,375
1,765,000	7.88%, 12/01/2022	1,892,962
2,180,000	AV Homes, Inc. 6.63%, 05/15/2022	2,278,100
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
1,625,000	5.25%, 03/15/2025(2)	1,596,562
2,185,000	5.50%, 04/01/2023	2,201,387
4,700,000	Bank of America Corp. 6.88%, 04/25/2018	4,752,781
1,085,000	Beacon Escrow Corp. 4.88%, 11/01/2025(2)	1,079,575
3,321,000	Beacon Roofing Supply, Inc. 6.38%, 10/01/2023	3,528,562
1,650,000	Beazer Homes USA, Inc. 5.88%, 10/15/2027(2)	1,645,875
4,580,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(2)	4,980,750
	Boyd Gaming Corp.
930,000	6.38%, 04/01/2026	997,425
6,820,000	6.88%, 05/15/2023	7,212,150
2,350,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(2)	2,444,000
1,000,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	2,100,354
3,355,000	California Resources Corp. 8.00%, 12/15/2022(2)	2,818,200
460,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	460,000

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,245,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	$1,232,550
4,090,000	Celgene Corp. 2.25%, 05/15/2019	4,078,117
2,713,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 09/15/2020(2)	2,746,912
	Chemours Co.
3,430,000	6.63%, 05/15/2023	3,614,362
2,130,000	7.00%, 05/15/2025	2,327,025
13,650,000	Citigroup, Inc. 1.70%, 04/27/2018	13,643,871
2,345,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	2,649,850
1,790,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,969,179
3,760,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	3,877,312
1,700,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(2)	1,984,750
	Continental Resources, Inc.
1,585,000	3.80%, 06/01/2024	1,553,300
3,465,000	4.38%, 01/15/2028(2)	3,452,526
200,000	4.50%, 04/15/2023	202,500
2,070,000	4.90%, 06/01/2044	2,064,825
178,000	5.00%, 09/15/2022	180,225
	CSC Holdings LLC
1,455,000	7.88%, 02/15/2018	1,455,000
1,830,000	10.13%, 01/15/2023(2)	2,064,469
1,424,000	10.88%, 10/15/2025(2)	1,695,913
2,140,000	Denbury Resources, Inc. 9.00%, 05/15/2021(2)	2,188,150
8,615,000	DISH DBS Corp. 4.25%, 04/01/2018	8,636,968
1,480,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,544,750
	Endo Finance LLC
1,935,000	6.00%, 07/15/2023(2)	1,516,556
3,675,000	6.00%, 02/01/2025(2)	2,763,159
2,570,000	Energy Transfer Equity L.P. 4.25%, 03/15/2023	2,582,850
1,960,000	FBM Finance, Inc. 8.25%, 08/15/2021(2)	2,082,500
3,460,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,598,400
	Ferrellgas L.P. / Ferrellgas Finance Corp.
1,336,000	6.50%, 05/01/2021	1,295,920
865,000	6.75%, 01/15/2022	832,563
1,340,000	First Data Corp. 7.00%, 12/01/2023(2)	1,411,194
2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	2,226,962
2,030,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)	1,771,175
1,935,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(2)	2,022,075
435,000	Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 07/31/2019(2)	452,618
1,000,000	General Cable Corp. 5.75%, 10/01/2022	1,031,250
	General Motors Financial Co., Inc.
8,500,000	2.40%, 04/10/2018	8,509,092
7,100,000	3 mo. USD LIBOR + 1.450%, 2.85%, 05/09/2019(3)	7,195,303
	Genworth Holdings, Inc.
210,000	4.80%, 02/15/2024	179,025
1,425,000	4.90%, 08/15/2023	1,221,938
450,000	7.63%, 09/24/2021	439,740

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 4,310,000	GLP Capital L.P. / GLP Financing II, Inc. 4.38%, 11/01/2018	$4,320,775
1,165,000	Goldman Sachs Group, Inc. 2.00%, 04/25/2019	1,158,419
	Gray Television, Inc.
1,785,000	5.13%, 10/15/2024(2)	1,793,925
220,000	5.88%, 07/15/2026(2)	226,600
1,800,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,917,000
2,530,000	HCA, Inc. 7.50%, 11/15/2095	2,631,200
	Herc Rentals, Inc.
728,000	7.50%, 06/01/2022(2)	781,690
671,000	7.75%, 06/01/2024(2)	735,584
	Hertz Corp.
620,000	5.50%, 10/15/2024(2)	555,303
1,015,000	6.25%, 10/15/2022	974,400
946,000	7.38%, 01/15/2021(2)	946,000
546,000	7.63%, 06/01/2022(2)	570,570
585,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(2)(12)	596,700
1,730,000	Infor U.S., Inc. 6.50%, 05/15/2022	1,784,062
1,450,000	International Lease Finance Corp. 3.88%, 04/15/2018	1,455,510
1,233,000	inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50%, 10/01/2024(2)	1,337,805
4,135,000	iStar, Inc. 4.63%, 09/15/2020	4,186,687
1,490,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	1,568,225
2,835,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	3,090,150
10,400,000	JPMorgan Chase Bank NA 3 mo. USD LIBOR + 0.450%, 2.09%, 09/21/2018(3)	10,420,446
1,500,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,601,250
	Laredo Petroleum, Inc.
1,065,000	5.63%, 01/15/2022	1,078,313
2,095,000	6.25%, 03/15/2023	2,168,325
1,255,000	Lithia Motors, Inc. 5.25%, 08/01/2025(2)	1,292,650
1,690,000	Manitowoc Co., Inc. 12.75%, 08/15/2021(2)	1,922,375
2,550,000	MDC Holdings, Inc. 5.50%, 01/15/2024	2,677,500
1,025,000	MGIC Investment Corp. 5.75%, 08/15/2023	1,101,875
3,750,000	Molson Coors Brewing Co. 1.45%, 07/15/2019	3,689,819
EUR 7,225,000	Morgan Stanley 1.88%, 04/27/2027	9,176,511
$ 1,720,000	Multi-Color Corp. 4.88%, 11/01/2025(2)	1,726,450
2,900,000	National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	3,075,287
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,045,000	6.50%, 08/01/2018	1,046,306
750,000	6.50%, 07/01/2021	758,741
456,000	7.88%, 10/01/2020	467,400
	Navient Corp.
1,002,000	5.50%, 01/25/2023	1,005,758
165,000	5.63%, 08/01/2033	150,563

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 386,000	5.88%, 10/25/2024	$387,556
2,350,000	6.13%, 03/25/2024	2,397,000
1,735,000	6.50%, 06/15/2022	1,832,594
422,000	7.25%, 09/25/2023	454,705
2,825,000	Netflix, Inc. 5.88%, 02/15/2025	3,023,541
5,190,000	NextEra Energy Capital Holdings, Inc. 2.30%, 04/01/2019	5,178,831
	Nissan Motor Acceptance Corp.
15,775,000	2.00%, 03/08/2019(2)	15,704,512
15,300,000	3 mo. USD LIBOR + 0.520%, 2.08%, 09/13/2019(2)(3)	15,373,359
9,430,000	3 mo. USD LIBOR + 0.800%, 2.50%, 04/06/2018(2)(3)	9,440,438
	Novelis Corp.
615,000	5.88%, 09/30/2026(2)	633,813
1,700,000	6.25%, 08/15/2024(2)	1,780,750
1,430,000	Party City Holdings, Inc. 6.13%, 08/15/2023(2)	1,467,538
1,805,000	Peabody Energy Corp. 6.38%, 03/31/2025(2)	1,895,250
1,535,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	1,591,642
1,190,000	Penske Automotive Group, Inc. 3.75%, 08/15/2020	1,195,950
1,085,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(2)	1,125,688
	QEP Resources, Inc.
2,965,000	5.25%, 05/01/2023	3,024,300
810,000	5.63%, 03/01/2026	826,200
865,000	Radian Group, Inc. 4.50%, 10/01/2024	865,000
3,070,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,972,475
12,040,000	Reynolds American, Inc. 8.13%, 06/23/2019	12,930,687
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,660,000	5.13%, 07/15/2023(2)	1,704,654
645,000	7.00%, 07/15/2024(2)	686,119
1,915,000	SBA Tower Trust 2.88%, 07/10/2046(2)	1,905,425
	Scientific Games International, Inc.
235,000	5.00%, 10/15/2025(2)	235,294
795,000	6.63%, 05/15/2021	822,825
1,440,000	10.00%, 12/01/2022	1,578,600
415,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(2)	431,600
1,055,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(2)	1,047,088
	SM Energy Co.
1,310,000	5.00%, 01/15/2024	1,287,075
265,000	6.13%, 11/15/2022	275,269
125,000	6.50%, 11/15/2021	127,656
1,920,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(2)	2,001,600
610,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(2)(12)	616,100
3,720,000	Sprint Corp. 7.63%, 02/15/2025	3,859,500
1,510,000	Staples, Inc. 8.50%, 09/15/2025(2)	1,459,038
5,840,000	Starwood Property Trust, Inc. 3.63%, 02/01/2021(2)	5,847,300
1,410,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	1,354,023
1,150,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	1,117,858

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 925,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020*(4)(13)(14)	$0
	Time Warner Cable LLC
9,695,000	6.75%, 07/01/2018	9,871,162
4,680,000	8.25%, 04/01/2019	4,979,938
4,685,000	8.75%, 02/14/2019	4,972,084
2,030,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(2)	2,106,125
825,000	Tribune Media Co. 5.88%, 07/15/2022	848,719
410,000	TriMas Corp. 4.88%, 10/15/2025(2)	412,050
1,542,000	United States Steel Corp. 8.38%, 07/01/2021(2)	1,665,360
2,015,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(2)	2,075,450
5,025,000	Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 02/15/2018	5,025,151
3,050,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)	3,065,250
2,515,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(2)	2,647,037
4,085,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(2)	4,125,850
950,000	Workday, Inc. 0.25%, 10/01/2022(2)	989,193
	WPX Energy, Inc.
2,305,000	6.00%, 01/15/2022	2,426,012
900,000	8.25%, 08/01/2023	1,032,750
	Zayo Group LLC / Zayo Capital, Inc.
1,600,000	6.00%, 04/01/2023	1,668,000
1,280,000	6.38%, 05/15/2025	1,342,400

		396,343,092

	Total Corporate Bonds (cost $559,989,165)	$578,257,796

Foreign Government Obligations - 57.1%
	Argentina - 0.1%
EUR 1,695,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	2,138,266

	Australia - 4.5%
	Australia Government Bond
AUD 74,130,000	2.25%, 11/21/2022	59,270,167
18,640,000	3.00%, 03/21/2047(5)	13,848,555
66,045,000	5.75%, 05/15/2021(5)	59,143,075
56,835,000	5.75%, 07/15/2022(5)	52,367,807

		184,629,604

	Belgium - 0.5%
EUR 15,490,000	Kingdom of Belgium Government Bond 0.80%, 06/22/2028(2)(5)	18,903,514

	Canada - 14.5%
	Canadian Government Bond
CAD 75,390,000	0.75%, 03/01/2021	59,083,082
117,290,000	0.75%, 09/01/2021	91,265,924
177,040,000	1.25%, 02/01/2018	143,934,959
161,655,000	1.25%, 09/01/2018	131,259,917
42,405,000	1.50%, 06/01/2023	33,372,390
169,585,000	1.75%, 09/01/2019	137,796,774

		596,713,046

	Cyprus - 0.0%
EUR 785,000	Cyprus Government International Bond 3.75%, 07/26/2023(5)	1,096,468

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Denmark - 12.4%
	Denmark Government Bond
DKK 977,195,000	0.25%, 11/15/2018	$164,131,266
423,605,000	0.25%, 11/15/2020	71,772,870
1,521,175,000	4.00%, 11/15/2019	274,408,855

		510,312,991

	France - 0.3%
EUR 10,275,000	French Republic Government Bond OAT 2.00%, 05/25/2048(2)(5)	13,430,744

	Italy - 0.5%
17,365,000	Italy Buoni Poliennali Del Tesoro 2.70%, 03/01/2047(2)(5)	20,228,858

	Netherlands - 0.6%
21,150,000	Netherlands Government Bond 0.75%, 07/15/2027(2)(5)	26,308,852

	New Zealand - 4.1%
	New Zealand Government Bond
NZD 83,610,000	2.75%, 04/15/2025(5)	61,775,244
127,500,000	5.50%, 04/15/2023(5)	108,012,648

		169,787,892

	Norway - 8.5%
	Norway Government Bond
NOK 426,525,000	1.75%, 02/17/2027(2)(5)	55,037,875
303,765,000	2.00%, 05/24/2023(2)(5)	40,599,671
1,792,835,000	3.75%, 05/25/2021(2)(5)	252,628,124

		348,265,670

	Portugal - 0.1%
EUR 4,705,000	Portugal Obrigacoes do Tesouro OT 2.13%, 10/17/2028(2)(5)	5,936,345

	Singapore - 6.5%
	Singapore Government Bond
SGD 153,110,000	1.63%, 10/01/2019	116,915,907
70,765,000	1.75%, 04/01/2022	53,879,688
121,815,000	2.25%, 06/01/2021	94,393,160

		265,188,755

	Spain - 1.7%
EUR 55,055,000	Spain Government Bond 1.45%, 10/31/2027(2)(5)	68,464,593

	Supranational - 1.0%
MXN 808,460,000	International Finance Corp. 7.75%, 01/18/2030	41,781,420

	Sweden - 1.0%
SEK 329,465,000	Sweden Government Bond 0.75%, 05/12/2028	41,106,758

	United Kingdom - 0.8%
GBP 26,605,000	United Kingdom Gilt 1.50%, 07/22/2047(5)	34,164,099

	Total Foreign Government Obligations (cost $2,236,591,309)	$2,348,457,875

Senior Floating Rate Interests - 2.3%(15)
	Canada - 0.1%
$ 2,395,241	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 3.87%, 02/16/2024	2,408,415

	Denmark - 0.1%
EUR 2,645,000	Nets Holding A/S 0.00%, 11/27/2024(16)	3,291,419

	Germany - 0.2%
$ 8,125,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 09/30/2025	8,141,900

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Luxembourg - 0.2%
$ 3,960,937	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 4.98%, 06/13/2024	$3,981,138
4,750,115	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 4.82%, 10/03/2023	4,796,144

		8,777,282

	United States - 1.7%
929,315	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.500%, 4.07%, 10/31/2023	935,569
3,025,000	Aristocrat Leisure Ltd. 3 mo. USD LIBOR + 2.000%, 3.74%, 10/19/2024	3,046,417
3,027,167	Asurion LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 11/03/2023	3,049,871
2,820,825	BCP Raptor LLC 1 Week USD LIBOR + 4.250%, 5.73%, 06/24/2024	2,841,981
1,214,407	Berlin Packaging LLC 1 mo. USD LIBOR + 3.250%, 4.87%, 10/01/2021	1,224,026
1,625,000	Circor International, Inc. 3 mo. USD LIBOR + 3.500%, 5.05%, 11/20/2024	1,637,188
4,494,347	Clark Equipment Co. 4.19%, 05/18/2024	4,539,290
125,539	Community Health Systems, Inc. 3 mo. USD LIBOR + 2.750%, 4.23%, 12/31/2019	123,813
583,538	Core & Main LP 6 mo. USD LIBOR + 3.000%, 4.46%, 08/01/2024	586,823
1,065,000	Crown Holdings, Inc. 0.00%, 01/03/2025(16)	1,076,811
1,785,000	CSC Holdings LLC 0.00%, 01/25/2026(16)	1,797,281
1,140,000	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.65%, 09/06/2024	1,134,300
	First Data Corp.
2,459,975	1 mo. USD LIBOR + 2.250%, 3.81%, 07/08/2022	2,476,383
2,174,386	1 mo. USD LIBOR + 2.250%, 3.81%, 04/26/2024	2,189,781
6,345,000	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.57%, 10/20/2024	6,384,656
3,494,895	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/03/2022	3,516,738
1,935,764	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 07/01/2022	1,947,862
3,913,750	INC Research LLC 1 mo. USD LIBOR + 2.250%, 3.82%, 08/01/2024	3,929,640
2,768,139	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 4.82%, 04/04/2021	2,476,100
4,075,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 3.70%, 02/22/2024	4,091,993
1,170,000	Meredith Corp. 0.00%, 01/31/2025(16)	1,182,355
1,365,000	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 3.82%, 10/31/2024	1,372,685
3,268,575	Post Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 3.83%, 05/24/2024	3,287,631
5,076,923	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.32%, 11/15/2023	5,101,140
1,132,308	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 3.81%, 08/21/2024	1,140,664
4,237,252	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.57%, 05/15/2022	4,247,845
	Tribune Media Co.
79,474	4.57%, 12/27/2020	79,524
990,554	1 mo. USD LIBOR + 3.000%, 4.57%, 01/27/2024	991,793
3,785,513	USI, Inc. 3 mo. USD LIBOR + 3.000%, 4.69%, 05/16/2024	3,801,601

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 3,205,000	Weight Watchers International, Inc. 1 mo. USD LIBOR + 4.750%, 6.43%, 11/29/2024	$3,242,050

		73,453,811

	Total Senior Floating Rate Interests (cost $95,438,677)	$96,072,827

U.S. Government Agencies - 0.6%
	United States - 0.6%
	FHLMC - 0.1%
3,690,853	1.73%, 09/25/2041(6)(8)	298,401
6,087,872	2.21%, 01/25/2042(6)(8)	682,092
11,435,000	2.02%, 02/25/2041(6)(8)	672,922
1,025,000	1 mo. USD LIBOR + 4.500%, 6.06%, 02/25/2024(3)	1,200,782

		2,854,197

	SLM Student Loan Trust - 0.5%
1,372,178	Nelnet Student Loan Trust 3 mo. USD LIBOR + 1.650%, 3.11%, 11/25/2024(3)	1,397,931
3,244,866	3 mo. USD LIBOR + 1.700%, 3.45%, 07/25/2023(3)	3,345,454
3,850,801	3.25%, 04/25/2023(6)	3,946,344
475,000	1 mo. USD LIBOR + 0.650%, 2.21%, 05/26/2026(3)	471,711
2,234,815	Nelnet Student Loan Trust 3 mo. USD LIBOR + 1.480%, 3.23%, 04/25/2024(3)	2,250,141
1,224,109	3 mo. USD LIBOR + 0.750%, 2.50%, 04/25/2023(3)	1,226,129
2,590,942	3 mo. USD LIBOR + 0.650%, 2.40%, 01/25/2022(3)	2,578,058
1,788,873	1 mo. USD LIBOR + 0.700%, 2.26%, 01/25/2029(3)	1,795,849
2,152,699	Nelnet Student Loan Trust 3 mo. USD LIBOR + 0.350%, 2.03%, 03/25/2026(2)(3)	2,132,074
1,000,000	SLC Student Loan Trust 3 mo. USD LIBOR + 0.900%, 2.49%, 06/15/2021(3)	1,006,296
1,083,083	SLM Student Loan Trust 1 mo. USD LIBOR + 0.400%, 1.96%, 03/25/2025(3)	1,076,015

		21,226,002

		24,080,199

	Total U.S. Government Agencies (cost $23,587,891)	$24,080,199

U.S. Government Securities - 10.6%
	United States - 10.6%
	U.S. Treasury Bonds - 1.4%
46,045,000	0.00%, 08/15/2045(9)	20,438,426
38,200,000	0.00%, 11/15/2045(9)(17)	16,843,110
21,415,000	U.S. Treasury Bonds 2.50%, 02/15/2046(17)	19,611,456

		56,892,992

	U.S. Treasury Notes - 9.2%
24,000,000	0.63%, 04/30/2018(18)	23,951,901
21,050,000	1.00%, 09/30/2019(18)	20,676,691
19,865,000	1.25%, 01/31/2019(18)	19,728,428
82,860,000	1.38%, 04/30/2020(17)	81,361,399
246,435,000	1.50%, 03/31/2023(18)	233,988,108

		379,706,527

		436,599,519

	Total U.S. Government Securities (cost $442,414,486)	$436,599,519

Convertible Bonds - 0.5%
	Commercial Services - 0.1%
1,600,000	Cardtronics, Inc. 1.00%, 12/01/2020	1,489,291

	IT Services - 0.0%
804,000	Nutanix, Inc. 0.00%, 01/15/2023(2)(9)	782,123

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Media - 0.2%
	DISH Network Corp.
$ 3,780,000	2.38%, 03/15/2024(2)	$3,537,044
2,525,000	3.38%, 08/15/2026	2,681,192
188,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(2)	221,231

		6,439,467

	Oil & Gas - 0.0%
1,155,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019*	386,925

	Semiconductors - 0.1%
	Microchip Technology, Inc.
435,000	1.63%, 02/15/2025	795,300
392,000	1.63%, 02/15/2027(2)	476,174
450,000	2.25%, 02/15/2037(2)	553,103
1,782,000	Advanced Micro Devices, Inc. 2.13%, 09/01/2026	3,335,070

		5,159,647

	Software - 0.1%
1,094,000	salesforce.com, Inc. 0.25%, 04/01/2018	1,870,640
1,010,000	ServiceNow, Inc. 0.00%, 06/01/2022(2)(9)	1,235,597
1,959,000	Western Digital Corp. 1.50%, 02/01/2024(2)(10)	1,999,467

		5,105,704

	Total Convertible Bonds (cost $19,225,531)	$19,363,157

Preferred Stocks - 0.0%
	United States - 0.0%
21,100	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 7.20%(3)	549,022

	Total Preferred Stocks (cost $552,899)	$549,022

Convertible Preferred Stocks - 0.1%
	United States - 0.1%
9,000	Mandatory Exchangeable Trust , 5.75%(2)	2,070,315

	Total Convertible Preferred Stocks (cost $1,490,848)	$2,070,315

	Total Long-Term Investments (cost $3,729,264,255)	$3,853,567,523

Short-Term Investments - 5.2%
	Foreign Government Obligations - 3.4%
DKK 820,845,000	Denmark Treasury Bill 0.69%, 03/01/2018(19)	137,006,658
EUR 1,281,000	Hellenic Republic Treasury Bill 1.64%, 07/06/2018(19)	1,583,570

		138,590,228

	Other Investment Pools & Funds - 1.8%
72,609,741	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(20)	72,609,741

	Total Short-Term Investments (cost $204,312,808)	$211,199,969

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $3,933,577,063)	98.9%	$4,064,767,492

Total Purchased Options (cost $2,392,581)	0.0%	$1,584,934

Total Investments (cost $3,935,969,644)	98.9%	$4,066,352,426
Other Assets and Liabilities	1.1%	44,912,042

Total Net Assets	100.0%	$4,111,264,468

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Non-income producing.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $969,192,812, which represented 23.6% of total net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(4)	Investment valued using significant unobservable inputs.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $902,806,004, which represented 22.0% of total net assets.
(6)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Securities disclosed are interest-only strips.
(9)	Security is a zero-coupon bond.
(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,943,897 at January 31, 2018.
(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(14)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.
(15)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2018.
(16)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(19)	The rate shown represents current yield to maturity.
(20)	Current yield as of period end.

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

OTC Option Contracts Outstanding at January 31, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/JPY Put	GSC	115.00 JPY per USD	03/11/21	4,151,000	USD	4,151,000	$60,181	$198,376	$(138,195)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	4,151,000	USD	4,151,000	60,202	198,003	(137,801)
USD Call/JPY Put	BOA	115.00 JPY per USD	03/12/21	5,530,000	USD	5,530,000	80,202	243,320	(163,118)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	5,531,000	USD	5,531,000	80,216	216,981	(136,765)

Total Calls						19,363,000	$280,801	$856,680	$(575,879)

Puts
EUR Put/GBP Call	GSC	0.80 GBP per EUR	12/12/18	1,030,000	EUR	1,030,000	$181,524	$203,973	$(22,449)
EUR Put/USD Call	JPM	1.16 USD per EUR	04/19/18	3,010,000	EUR	3,010,000	91,719	194,954	(103,235)
GBP Put/SEK Call	GSC	10.50 SEK per GBP	03/27/18	3,205,000	GBP	3,205,000	3,049	56,491	(53,442)
GBP Put/SEK Call	GSC	10.50 SEK per GBP	03/27/18	3,205,000	GBP	3,205,000	3,049	53,479	(50,430)
GBP Put/USD Call	JPM	1.38 USD per GBP	04/26/18	62,965,000	GBP	62,965,000	473,913	392,716	81,197
GBP Put/USD Call	JPM	1.38 USD per GBP	04/26/18	62,965,000	GBP	62,965,000	473,914	386,483	87,431

Total Puts						136,380,000	$1,227,168	$1,288,096	$(60,928)

Total purchased option contracts						155,743,000	$1,507,969	$2,144,776	$(636,807)

Written option contracts:
Calls
GBP Call/USD Put	JPM	1.48 USD per GBP	04/26/18	(62,965,000)	GBP	(62,965,000)	$(425,191)	$(571,710)	$146,519
GBP Call/USD Put	JPM	1.48 USD per GBP	04/26/18	(62,965,000)	GBP	(62,965,000)	(425,190)	(565,921)	140,731
USD Call/JPY Put	GSC	140.00 JPY per USD	03/11/21	(4,151,000)	USD	(4,151,000)	(12,316)	(82,771)	70,455
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	(5,531,000)	USD	(5,531,000)	(16,444)	(90,598)	74,154
USD Call/JPY Put	BOA	140.00 JPY per USD	03/12/21	(5,530,000)	USD	(5,530,000)	(16,440)	(106,286)	89,846
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	(4,151,000)	USD	(4,151,000)	(12,341)	(83,850)	71,509

Total Calls						(145,293,000)	$(907,922)	$(1,501,136)	$593,214

Total written option contracts						(145,293,000)	$(907,922)	$(1,501,136)	$593,214

		OTC Swaption Contracts Outstanding at January 31, 2018
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
Interest Rate Swaption USD	JPM	0.93%		11/21/18	JPY 1,100,450,000	1,100,450,000	$76,965	$247,805	$(170,840)

Total purchased swaption contracts						1,100,450,000	$76,965	$247,805	$(170,840)

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,018	03/15/2018	$104,664,248	$ 386,780
Australian 3-Year Bond Future	114	03/15/2018	10,195,585	19,575
Canadian Government 10-Year Bond Future	1,149	03/20/2018	123,522,171	(1,223,033)
U.S. Treasury 10-Year Ultra Future	361	03/20/2018	47,003,328	(822,676)
U.S. Treasury 2-Year Note Future	1,079	03/29/2018	230,079,892	(240,504)
U.S. Treasury Long Bond Future	52	03/20/2018	$7,686,250	$(52,908)

Total				$ (1,932,766)

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Short position contracts:
Euro-BOBL Future	2,102	03/08/2018	$ 340,440,254	$ 1,450,478
Euro-BTP Future	183	03/08/2018	30,895,145	51,927
Euro-BUXL 30-Year Bond Future	32	03/08/2018	6,425,864	87,405
Euro-Bund Future	841	03/08/2018	165,830,839	1,916,933
Euro-OAT Future	665	03/08/2018	126,263,680	2,564,911
Euro-Schatz Future	2,375	03/08/2018	329,691,972	260,837
Long Gilt Future	842	03/27/2018	146,019,991	2,956,243
U.S. Treasury 10-Year Note Future	3,805	03/20/2018	462,604,766	3,148,093
U.S. Treasury 5-Year Note Future	6,902	03/29/2018	791,734,894	3,835,940
U.S. Treasury Ultra Bond Future	25	03/20/2018	4,048,437	2,131

Total				$ 16,274,898

Total futures contracts				$ 14,342,132

OTC Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	1,645,000	(2.00%)	01/17/47	Monthly	$61,828	$—	$30,816	$(31,012)
CMBX.NA.AS.7	CSI	USD	1,505,000	(1.00%)	01/17/47	Monthly	26,616	—	(24,901)	(51,517)
ITRAXX.SEN.FIN.28	JPM	EUR	23,150,000	(1.00%)	12/20/22	Quarterly	—	(576,089)	(833,478)	(257,389)
ITRAXX.SEN.FIN.28	JPM	EUR	23,150,000	(1.00%)	12/20/22	Quarterly	—	(564,217)	(833,477)	(269,260)

Total							$88,444	$(1,140,306)	$(1,661,040)	$(609,178)

Sell protection:
CMBX.NA.BB.6	MSC	USD	1,530,000	5.00%	05/11/63	Monthly	$—	$(276,533)	$(366,903)	$(90,370)
CMBX.NA.BB.6	GSC	USD	4,125,000	5.00%	05/11/63	Monthly	—	(818,529)	(989,201)	(170,672)
CMBX.NA.BB.6	JPM	USD	3,220,000	5.00%	05/11/63	Monthly	—	(543,260)	(772,177)	(228,917)
CMBX.NA.BB.8	CSI	USD	2,645,000	5.00%	10/17/57	Monthly	—	(699,912)	(599,034)	100,878
CMBX.NA.BBB.6	CSI	USD	3,220,000	3.00%	05/11/63	Monthly	—	(452,743)	(468,006)	(15,263)
CMBX.NA.BBB.6	CSI	USD	3,175,000	3.00%	05/11/63	Monthly	—	(434,567)	(461,466)	(26,899)
ITRAXX.SEN.FIN.27	JPM	EUR	25,625,000	1.00%	06/20/22	Quarterly	710,058	—	959,495	249,437
ITRAXX.SEN.FIN.27	JPM	EUR	25,625,000	1.00%	06/20/22	Quarterly	718,911	—	959,495	240,584

Total							$1,428,969	$(3,225,544)	$(1,737,797)	$58,778

Total traded indices							$1,517,413	$(4,365,850)	$(3,398,837)	$(550,400)

Credit default swaps on single-name issues:
Buy protection:
Alcoa, Inc.	GSC	USD	3,760,000	(1.00%)	12/20/21	Quarterly	$199,961	$—	$(54,675)	$(254,636)
American Axle & Manufacturing, Inc.	JPM	USD	1,860,000	(5.00%)	12/20/22	Quarterly	—	(122,102)	(237,895)	(115,793)
Best Buy Co., Inc.	GSC	USD	3,585,000	(5.00%)	12/20/22	Quarterly	—	(619,058)	(716,767)	(97,709)
Cox Communications, Inc.	BNP	USD	4,290,000	(1.00%)	12/20/22	Quarterly	—	(39,306)	(83,224)	(43,918)
Danone S.A.	BCLY	EUR	5,275,000	(1.00%)	12/20/22	Quarterly	—	(166,715)	(245,288)	(78,573)
Dell, Inc.	JPM	USD	7,130,000	(1.00%)	12/20/22	Quarterly	458,491	—	258,798	(199,693)
Gap, Inc.	MSC	USD	1,825,000	(1.00%)	12/20/22	Quarterly	79,414	—	213	(79,201)
Ineos Group Holdings S.A.	GSC	EUR	3,410,000	(5.00%)	12/20/22	Quarterly	—	(491,235)	(690,266)	(199,031)

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

International Business Machines Corp.	BOA	USD	4,060,000	(1.00%)	12/20/22	Quarterly	$—	$(119,384)	$(142,139)	$(22,755)
iStar, Inc.	GSC	USD	2,900,000	(5.00%)	12/20/22	Quarterly	—	(307,512)	(399,871)	(92,359)
Kohl’s Corp.	MSC	USD	1,850,000	(1.00%)	12/20/22	Quarterly	68,865	—	(314)	(69,179)
Kohl’s Corp.	CBK	USD	2,030,000	(1.00%)	12/20/22	Quarterly	75,565	—	(345)	(75,910)
Koninklijke KPN N.V.	CSI	EUR	2,350,000	(1.00%)	06/20/22	Quarterly	—	(14,794)	(68,599)	(53,805)
Macy’s, Inc.	CBK	USD	5,200,000	(1.00%)	12/20/22	Quarterly	357,085	—	242,295	(114,790)
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)	03/20/20	Quarterly	46,413	—	(52,084)	(98,497)
Omnicom Group	GSC	USD	3,720,000	(1.00%)	12/20/22	Quarterly	—	(112,192)	(112,505)	(313)
Peugeot S.A.	JPM	EUR	3,280,000	(5.00%)	12/20/22	Quarterly	—	(709,573)	(767,216)	(57,643)
Target Corp.	CBK	USD	1,860,000	(1.00%)	12/20/22	Quarterly	—	(25,674)	(57,775)	(32,101)
Telecom Italia S.p.A.	MSC	EUR	3,245,000	(1.00%)	12/20/22	Quarterly	86,221	—	27,713	(58,508)
Tesco plc	CSFB	EUR	3,265,000	(1.00%)	12/20/22	Quarterly	—	(7,613)	(10,006)	(2,393)
Tesco plc	BCLY	EUR	4,195,000	(1.00%)	12/20/22	Quarterly	—	(9,752)	(12,838)	(3,086)
Tesco plc	CSFB	EUR	8,165,000	(1.00%)	12/20/22	Quarterly	—	(16,370)	(24,893)	(8,523)
Uniti Group, Inc.	JPM	USD	2,960,000	(5.00%)	12/20/20	Quarterly	118,864	—	89,979	(28,885)
Verizon Communications, Inc.	CBK	USD	3,685,000	(1.00%)	12/20/22	Quarterly	—	(45,718)	(73,226)	(27,508)
Vodafone Group plc	CSI	EUR	3,885,000	(1.00%)	06/20/22	Quarterly	—	(24,497)	(113,407)	(88,910)
Vodafone Group plc	BNP	EUR	4,115,000	(1.00%)	06/20/22	Quarterly	—	(25,948)	(120,121)	(94,173)
Western Union Co.	GSC	USD	3,970,000	(1.00%)	12/20/22	Quarterly	26,426	—	18,458	(7,968)
Windstream Corp.	BCLY	USD	3,760,000	(5.00%)	12/20/21	Quarterly	94,276	—	1,252,925	1,158,649

Total							$1,611,581	$(2,857,443)	$(2,093,073)	$(847,211)

Credit default swaps on single-name issues:
Sell protection:
Advanced Micro Devices	GSC	USD	4,180,000	5.00%	12/20/22	Quarterly	$593,657	$—	$618,432	$24,775
CalAtlantic Group, Inc.	JPM	USD	4,230,000	5.00%	12/20/22	Quarterly	710,518	—	856,324	145,806
Koninklijke KPN N.V.	BCLY	EUR	4,115,000	1.00%	06/20/22	Quarterly	22,222	—	124,231	102,009
Koninklijke KPN N.V.	CSI	EUR	3,885,000	1.00%	06/20/22	Quarterly	20,980	—	117,287	96,307
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%	03/20/20	Quarterly	70,547	—	141,999	71,452
Liberty Interactive LLC	BCLY	USD	850,000	5.00%	03/20/20	Quarterly	36,251	—	84,702	48,451
Vodafone Group plc	CSI	EUR	2,375,000	1.00%	06/20/22	Quarterly	12,804	—	71,700	58,896

Total							$1,466,979	$—	$2,014,675	$547,696

Total single-name issues							$3,078,560	$(2,857,443)	$(78,398)	$(299,515)

Total OTC contracts							$4,595,973	$(7,223,293)	$(3,477,235)	$(849,915)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.29	USD	107,035,000	(5.00%)	12/20/22	Quarterly	$(9,031,743)	$(9,445,013)	$(413,270)
CDX.NA.IG.29	USD	70,475,000	(1.00%)	12/20/22	Quarterly	(1,336,804)	(1,780,549)	(443,745)

Total						$(10,368,547)	$(11,225,562)	$(857,015)

Total						$(10,368,547)	$(11,225,562)	$(857,015)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2018

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
CBK	3M SEK STIBOR	0.38% Fixed	SEK	149,845,000	03/20/22	Annual	$—	$—	$(197,341)	$(197,341)
DEUT	3M NZD Bank Bill	2.31% Fixed	NZD	26,605,000	03/20/22	Semi- Annual	—	—	(276,860)	(276,860)
GSC	2.12% Fixed	3M KRW KSDA	KRW	90,501,410,000	03/21/23	Quarterly	181,158	—	861,334	680,176
GSC	2.12% Fixed	3M KRW KSDA	KRW	2,475,010,000	03/21/23	Quarterly	2,496	—	23,555	21,059

Total							$183,654	$—	$410,688	$227,034

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12M GBP SONIO	0.57% Fixed	GBP	607,485,000	09/21/18	Maturity	$47,269	$—	$90,852	$43,583
1M MXIBTIIE	7.94% Fixed	MXN	977,422,500	03/18/20	Monthly	—	—	124,605	124,605
1M MXIBTIIE	7.90% Fixed	MXN	977,422,500	03/18/20	Monthly	—	—	83,267	83,267
3M CAD CDOR	1.83% Fixed	CAD	24,589,000	09/18/22	Semi-Annual	—	—	443,786	443,786
3M CAD CDOR	2.25% Fixed	CAD	17,445,000	03/21/23	Semi-Annual	—	(37,018)	166,072	203,090
3M CAD CDOR	2.21% Fixed	CAD	19,060,000	09/21/27	Semi-Annual	—	—	385,247	385,247
3M CAD CDOR	1.75% Fixed	CAD	8,055,000	03/21/28	Semi-Annual	381,994	—	526,944	144,950
3M NZD Bank Bill	2.90% Fixed	NZD	467,120,000	12/18/21	Semi-Annual	442,783	—	(207,500)	(650,283)
3M NZD Bank Bill	2.71% Fixed	NZD	38,975,000	03/21/23	Semi-Annual	—	—	(65,387)	(65,387)
3M NZD Bank Bill	3.16% Fixed	NZD	9,405,000	03/21/28	Semi-Annual	—	—	(71,215)	(71,215)
3M PLN WIBOR	2.17% Fixed	PLN	724,030,000	03/20/20	Maturity	96,132	—	284,454	188,322
3M SEK STIBOR	0.22% Fixed	SEK	1,279,995,000	03/20/20	Quarterly	—	(11,866)	122,309	134,175
3M SEK STIBOR	0.52% Fixed	SEK	212,130,000	03/21/23	Annual	—	—	(262,842)	(262,842)
3M SEK STIBOR	1.29% Fixed	SEK	48,580,000	03/21/28	Annual	—	—	(75,936)	(75,936)
3M USD LIBOR	2.42% Fixed	USD	19,099,000	09/18/22	Semi-Annual	—	—	182,826	182,826
3M USD LIBOR	1.86% Fixed	USD	13,800,000	03/21/23	Semi-Annual	—	(1,014)	494,786	495,800
3M USD LIBOR	2.64% Fixed	USD	13,600,000	03/16/27	Semi-Annual	—	—	139,312	139,312
3M USD LIBOR	2.14% Fixed	USD	6,615,000	03/21/28	Semi-Annual	1,242	—	361,901	360,659
3M USD LIBOR	2.43% Fixed	USD	19,340,000	02/15/46	Semi-Annual	16,418	—	1,361,149	1,344,731
3M ZAR JIBOR	6.90% Fixed	ZAR	2,543,540,000	03/20/20	Quarterly	130,668	—	(72,934)	(203,602)
6M AUD BBSW	2.77% Fixed	AUD	135,205,000	12/18/21	Semi-Annual	595,574	—	9,784	(585,790)
6M AUD BBSW	2.41% Fixed	AUD	18,915,000	03/21/23	Semi-Annual	—	—	166,796	166,796
6M AUD BBSW	3.10% Fixed	AUD	20,280,000	09/21/27	Semi-Annual	—	—	181,554	181,554
6M EUR EURIBOR	0.62% Fixed	EUR	16,558,000	09/18/22	Annual	—	—	(66,868)	(66,868)
6M EUR EURIBOR	0.47% Fixed	EUR	33,312,500	03/21/23	Annual	—	—	81,824	81,824
6M EUR EURIBOR	0.28% Fixed	EUR	23,115,000	03/21/23	Semi-Annual	—	—	(331,424)	(331,424)
6M EUR EURIBOR	0.84% Fixed	EUR	14,000,000	03/21/28	Annual	5,714	—	431,215	425,501

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

6M EUR EURIBOR	0.90% Fixed	EUR	5,050,000	03/21/28	Annual	$—	$—	$(114,520)	$(114,520)
6M EUR EURIBOR	1.53% Fixed	EUR	6,480,000	07/04/42	Semi-Annual	—	—	(4,586)	(4,586)
6M EUR EURIBOR	1.43% Fixed	EUR	25,540,000	07/04/42	Semi-Annual	—	(339,606)	(843,085)	(503,479)
6M EUR EURIBOR	1.57% Fixed	EUR	6,680,000	03/21/48	Semi-Annual	—	—	26,612	26,612
6M GBP LIBOR	1.25% Fixed	GBP	77,842,500	12/18/21	Semi-Annual	125,703	—	(600,059)	(725,762)
6M GBP LIBOR	1.28% Fixed	GBP	14,450,000	03/20/22	Semi-Annual	—	—	92,198	92,198
6M GBP LIBOR	0.89% Fixed	GBP	10,170,000	03/21/23	Semi-Annual	—	—	331,048	331,048
6M GBP LIBOR	1.56% Fixed	GBP	10,760,000	03/15/28	Semi-Annual	—	—	209,984	209,984
6M GBP LIBOR	1.20% Fixed	GBP	4,730,000	03/21/28	Semi-Annual	—	—	253,957	253,957
6M GBP LIBOR	1.57% Fixed	GBP	24,245,000	07/22/47	Semi-Annual	106,157	—	1,113,087	1,006,930
6M JPY LIBOR	0.15% Fixed	JPY	1,823,130,000	03/20/22	Semi-Annual	—	—	145,233	145,233
6M JPY LIBOR	0.27% Fixed	JPY	642,805,000	03/22/28	Semi-Annual	—	—	54,176	54,176
6M JPY LIBOR	1.09% Fixed	JPY	4,649,055,000	12/15/37	Semi-Annual	402,096	—	590,302	188,206
6M NOK NIBOR	1.80% Fixed	NOK	166,100,000	09/18/22	Annual	—	—	(133,389)	(133,389)
6M NOK NIBOR	1.69% Fixed	NOK	121,115,000	03/21/23	Semi-Annual	4,041	—	(82,590)	(86,631)
6M NOK NIBOR	1.47% Fixed	NOK	106,030,000	03/21/23	Annual	—	—	(217,485)	(217,485)
6M NOK NIBOR	1.89% Fixed	NOK	49,860,000	03/21/28	Annual	—	—	(176,610)	(176,610)
6M NOK NIBOR	1.88% Fixed	NOK	153,950,000	03/21/28	Semi-Annual	—	—	(569,550)	(569,550)
6M PLN WIBOR	2.53% Fixed	PLN	246,245,000	03/21/23	Annual	—	(16,606)	690,513	707,119

Total						$2,355,791	$(406,110)	$5,249,813	$3,300,132

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
31,835,000	AUD	25,067,770	USD	GSC	02/07/18	$583,594	$—
5,198,000	AUD	4,069,597	USD	JPM	02/07/18	118,742	—
4,680,000	AUD	3,661,866	USD	JPM	02/07/18	109,090	—
2,679,000	AUD	2,096,050	USD	JPM	02/07/18	62,581	—
2,679,000	AUD	2,098,863	USD	JPM	02/07/18	59,768	—
2,415,000	AUD	1,894,012	USD	SCB	02/07/18	51,898	—
2,611,000	AUD	2,055,899	USD	JPM	02/07/18	47,940	—
2,143,000	AUD	1,683,284	USD	CBK	02/07/18	43,460	—
1,335,000	AUD	1,062,563	USD	JPM	02/07/18	13,127	—
536,000	AUD	421,218	USD	CBK	02/07/18	10,669	—
1,676,000	AUD	1,344,102	USD	JPM	02/07/18	6,352	—
5,208,000	AUD	4,205,668	USD	JPM	02/07/18	—	(9,271)
97,624,000	AUD	79,094,672	USD	JPM	02/07/18	—	(433,175)
2,605,000	AUD	2,112,525	USD	JPM	03/06/18	—	(13,703)
6,035,000	BRL	1,810,790	USD	SCB	02/02/18	82,883	—
7,420,000	BRL	2,266,895	USD	SCB	02/02/18	61,366	—
3,995,000	BRL	1,224,709	USD	SCB	02/02/18	28,849	—
5,930,000	BRL	1,842,187	USD	SCB	02/02/18	18,539	—
649,000	BRL	205,224	USD	SCB	02/02/18	—	(1,580)
1,569,000	BRL	496,833	USD	DEUT	02/02/18	—	(4,510)
15,070,000	BRL	4,765,368	USD	CBK	02/02/18	—	(36,677)
14,150,000	BRL	4,512,117	USD	MSC	02/02/18	—	(72,106)
2,604,000	CAD	2,078,129	USD	JPM	02/07/18	39,116	—
2,604,000	CAD	2,080,658	USD	JPM	02/07/18	36,587	—
5,068,000	CAD	4,088,518	USD	JPM	02/07/18	32,142	—
2,534,000	CAD	2,031,919	USD	JPM	02/07/18	28,411	—
1,785,000	CAD	1,423,570	USD	UBS	02/07/18	27,768	—
2,604,000	CAD	2,092,866	USD	JPM	02/07/18	24,380	—
2,610,000	CAD	2,100,987	USD	JPM	02/07/18	21,136	—
1,780,000	CAD	1,426,257	USD	CBK	02/07/18	21,015	—
1,275,000	CAD	1,017,777	USD	JPM	02/07/18	18,892	—
2,610,000	CAD	2,104,532	USD	JPM	02/07/18	17,592	—
2,188,000	CAD	1,765,672	USD	JPM	02/07/18	13,334	—
5,101,000	CAD	4,136,661	USD	HSBC	02/07/18	10,830	—
533,000	CAD	426,306	USD	RBC	02/07/18	7,063	—
532,000	CAD	425,593	USD	TDB	02/07/18	6,962	—
416,000	CAD	335,474	USD	JPM	02/07/18	2,765	—
1,260,000	CAD	1,022,735	USD	UBS	02/07/18	1,739	—
2,551,000	CAD	2,072,526	USD	JPM	02/07/18	1,626	—
4,018,000	CHF	4,123,055	USD	JPM	02/07/18	196,214	—

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

946,800,000	CLP	1,564,183	USD	DEUT	02/07/18	$6,214	$—
495,700,000	CLP	821,866	USD	HSBC	02/07/18	320	—
62,450,000	CNH	9,368,437	USD	GSC	03/21/18	519,017	—
62,450,000	CNH	9,371,249	USD	GSC	03/21/18	516,206	—
29,470,000	CNH	4,458,902	USD	GSC	03/21/18	206,963	—
23,966,000	CNH	3,628,282	USD	JPM	03/21/18	166,157	—
10,581,000	CNH	1,638,055	USD	DEUT	03/21/18	37,192	—
6,590,000	CNH	1,020,663	USD	HSBC	03/21/18	22,705	—
7,873,000	CNH	1,225,996	USD	BOA	03/21/18	20,504	—
4,881,700,000	COP	1,630,494	USD	HSBC	02/07/18	88,992	—
4,166,660,000	COP	1,426,523	USD	CBK	02/07/18	41,104	—
1,607,384,000	COP	536,868	USD	HSBC	02/07/18	29,302	—
4,066,300,000	COP	1,414,365	USD	DEUT	02/07/18	17,912	—
9,701,400,000	COP	3,465,714	USD	HSBC	02/07/18	—	(48,579)
5,472,700,000	COP	1,927,686	USD	UBS	03/06/18	—	(3,250)
44,200,000	CZK	2,069,531	USD	CBK	02/07/18	102,356	—
2,127,933,000	DKK	356,079,819	USD	BCLY	02/07/18	—	(933,033)
26,608,000	EUR	32,136,557	USD	CSFB	02/07/18	913,232	—
13,766,000	EUR	16,570,410	USD	BCLY	02/07/18	528,335	—
6,848,000	EUR	8,246,088	USD	HSBC	02/07/18	259,811	—
6,847,000	EUR	8,247,212	USD	HSBC	02/07/18	257,445	—
5,118,000	EUR	6,114,475	USD	CBK	02/07/18	242,592	—
5,118,000	EUR	6,117,929	USD	CBK	02/07/18	239,137	—
5,118,000	EUR	6,125,279	USD	CBK	02/07/18	231,788	—
9,177,000	EUR	11,219,699	USD	JPM	02/07/18	179,050	—
9,178,000	EUR	11,221,344	USD	JPM	02/07/18	178,647	—
3,443,000	EUR	4,117,635	USD	JPM	02/07/18	158,914	—
2,615,000	EUR	3,140,665	USD	JPM	02/07/18	107,426	—
2,655,000	EUR	3,202,950	USD	CBK	02/07/18	94,824	—
3,395,000	EUR	4,122,270	USD	JPM	02/07/18	94,658	—
1,713,000	EUR	2,044,979	USD	CBK	02/07/18	82,737	—
5,011,000	EUR	6,142,133	USD	CBK	02/07/18	82,029	—
2,835,000	EUR	3,445,829	USD	JPM	02/07/18	75,524	—
1,713,000	EUR	2,054,281	USD	CBK	02/07/18	73,436	—
1,711,000	EUR	2,058,754	USD	JPM	02/07/18	66,479	—
1,705,000	EUR	2,086,816	USD	JPM	02/07/18	30,964	—
2,290,000	EUR	2,813,583	USD	CBK	02/07/18	30,825	—
1,535,000	EUR	1,879,132	USD	JPM	02/07/18	27,491	—
1,698,000	EUR	2,088,234	USD	JPM	02/07/18	20,851	—
1,365,000	EUR	1,688,703	USD	JPM	02/07/18	6,763	—
1,706,000	EUR	2,118,731	USD	CBK	02/07/18	291	—
1,650,000	EUR	2,060,335	USD	DEUT	02/07/18	—	(10,871)
156,385,000	EUR	194,589,856	USD	UBS	02/07/18	—	(344,094)
1,729,000	EUR	2,145,657	USD	BCLY	02/28/18	4,769	—
825,000	EUR	1,025,249	USD	SSG	02/28/18	836	—
737,000	EUR	919,399	USD	JPM	03/06/18	—	(2,348)
1,698,000	EUR	2,117,549	USD	CBK	03/06/18	—	(4,723)
24,821,000	GBP	33,510,336	USD	JPM	02/07/18	1,741,181	—
10,173,000	GBP	13,769,105	USD	HSBC	02/07/18	678,890	—
9,137,000	GBP	12,324,991	USD	HSBC	02/07/18	651,646	—
7,066,000	GBP	9,567,541	USD	JPM	02/07/18	467,801	—
2,945,000	GBP	3,993,876	USD	JPM	02/07/18	188,699	—
1,060,000	GBP	1,437,366	USD	GSC	02/07/18	68,077	—
5,833,000	GBP	8,225,516	USD	JPM	02/07/18	58,683	—
1,511,000	GBP	2,119,474	USD	JPM	02/07/18	26,493	—
600,000	GBP	828,571	USD	GSC	02/07/18	23,566	—
1,472,000	GBP	2,079,115	USD	JPM	02/07/18	11,463	—
544,000	GBP	763,403	USD	JPM	02/07/18	9,202	—
5,832,000	GBP	8,324,888	USD	HSBC	02/07/18	—	(42,110)
22,492,000	GBP	32,090,236	USD	JPM	02/07/18	—	(146,434)
23,928,000	GBP	34,168,586	USD	JPM	02/07/18	—	(185,334)
411,300,000	HUF	1,595,253	USD	JPM	02/07/18	50,644	—
316,300,000	HUF	1,219,512	USD	JPM	02/07/18	46,223	—
411,700,000	HUF	1,630,624	USD	GSC	02/07/18	16,873	—
118,380,000	HUF	462,107	USD	JPM	02/07/18	11,613	—
308,500,000	HUF	1,241,489	USD	CBK	03/06/18	—	(4,845)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

421,080,000	HUF	1,693,361	USD	JPM	03/06/18	$—	$(5,432)
38,618,000,000	IDR	2,863,775	USD	SCB	02/07/18	19,209	—
38,608,000,000	IDR	2,865,158	USD	HSBC	02/07/18	17,080	—
19,909,854,000	IDR	1,469,796	USD	DEUT	02/07/18	16,552	—
97,135,854,000	IDR	7,261,408	USD	DEUT	03/06/18	—	(23,860)
9,170,000	ILS	2,677,548	USD	GSC	02/07/18	4,899	—
4,890,000	ILS	1,441,155	USD	GSC	02/07/18	—	(10,711)
1,447,000	ILS	426,265	USD	HSBC	03/06/18	—	(2,457)
3,510,000	ILS	1,031,743	USD	CBK	03/06/18	—	(3,707)
404,100,000	INR	6,310,907	USD	SCB	02/07/18	37,252	—
52,420,000	INR	819,063	USD	JPM	02/07/18	4,423	—
853,439,000	INR	13,406,415	USD	BCLY	02/07/18	579	—
885,299,000	INR	13,860,952	USD	BOA	03/06/18	—	(4,393)
8,778,350,000	JPY	78,117,964	USD	JPM	02/07/18	2,322,452	—
9,188,900,000	JPY	82,566,425	USD	DEUT	02/07/18	1,636,066	—
4,608,112,000	JPY	40,795,998	USD	JPM	02/07/18	1,430,439	—
9,042,100,000	JPY	82,069,076	USD	CBK	02/07/18	788,213	—
2,279,217,000	JPY	20,158,520	USD	JPM	02/07/18	727,087	—
3,687,135,000	JPY	33,122,392	USD	JPM	02/07/18	664,672	—
1,822,899,000	JPY	16,124,572	USD	JPM	02/07/18	579,564	—
9,021,700,000	JPY	82,625,758	USD	HSBC	02/07/18	44,596	—
160,300,000	JPY	1,430,408	USD	MSC	02/07/18	38,501	—
165,200,000	JPY	1,513,343	USD	DEUT	02/07/18	467	—
223,400,000	JPY	2,052,687	USD	MSC	02/07/18	—	(5,561)
36,031,050,000	JPY	331,565,496	USD	SSG	03/06/18	—	(897,831)
433,110,000	KRW	404,662	USD	DEUT	02/07/18	944	—
4,161,690,000	KRW	3,899,635	USD	DEUT	02/07/18	—	(2,228)
1,094,120,000	KRW	1,029,179	USD	DEUT	02/07/18	—	(4,540)
1,313,780,000	KRW	1,238,212	USD	HSBC	02/07/18	—	(7,862)
230,000,000	MXN	11,697,334	USD	CBK	02/07/18	646,324	—
230,000,000	MXN	11,741,763	USD	SSG	02/07/18	601,895	—
115,000,000	MXN	5,908,344	USD	SSG	02/07/18	263,485	—
117,798,000	MXN	6,062,187	USD	HSBC	02/07/18	259,805	—
36,215,000	MXN	1,828,579	USD	NOM	02/07/18	115,011	—
36,215,000	MXN	1,829,040	USD	NOM	02/07/18	114,549	—
51,970,000	MXN	2,678,831	USD	SSG	02/07/18	110,299	—
53,840,000	MXN	2,852,198	USD	GSC	02/07/18	37,291	—
15,270,000	MXN	818,326	USD	JPM	02/07/18	1,186	—
229,000,000	MXN	12,303,097	USD	JPM	02/07/18	—	(13,107)
26,830,000	MXN	1,428,637	USD	BNP	03/06/18	4,854	—
1,125,451,000	NOK	139,286,223	USD	MSC	02/07/18	6,739,511	—
319,990,000	NOK	41,096,436	USD	JPM	02/07/18	421,831	—
33,100,000	NOK	4,090,732	USD	JPM	02/07/18	203,948	—
33,100,000	NOK	4,097,076	USD	JPM	02/07/18	197,604	—
33,978,000	NOK	4,212,251	USD	JPM	02/07/18	196,348	—
63,535,000	NOK	8,221,242	USD	JPM	02/07/18	22,338	—
63,535,000	NOK	8,225,627	USD	JPM	02/07/18	17,952	—
8,000,000	NOK	1,031,932	USD	CBK	02/07/18	6,057	—
319,990,000	NOK	41,873,308	USD	GSC	02/07/18	—	(355,041)
16,473,000	NOK	2,134,204	USD	JPM	03/06/18	4,910	—
32,940,000	NOK	4,293,087	USD	JPM	03/06/18	—	(15,639)
31,434,000	NZD	22,259,538	USD	SSG	02/07/18	903,551	—
12,698,000	NZD	9,086,397	USD	SSG	02/07/18	270,507	—
12,697,000	NZD	9,098,569	USD	JPM	02/07/18	257,598	—
2,838,000	NZD	2,055,748	USD	JPM	02/07/18	35,518	—
2,838,000	NZD	2,063,504	USD	JPM	02/07/18	27,762	—
2,850,000	NZD	2,078,120	USD	JPM	02/07/18	21,988	—
1,410,000	NZD	1,020,375	USD	NOM	02/07/18	18,626	—
2,851,000	NZD	2,082,804	USD	JPM	02/07/18	18,041	—
1,816,000	NZD	1,332,436	USD	JPM	02/07/18	5,739	—
1,445,000	NZD	1,071,359	USD	DEUT	02/07/18	—	(6,567)
15,482,000	PEN	4,785,928	USD	MSC	02/07/18	26,705	—
7,270,000	PEN	2,247,295	USD	HSBC	02/07/18	12,609	—
4,845,000	PEN	1,506,062	USD	HSBC	02/07/18	23	—
24,967,000	PEN	7,761,078	USD	HSBC	03/06/18	—	(9,085)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

337,839,000	PLN	97,849,188	USD	GSC	02/07/18	$3,142,376	$—
3,570,000	PLN	1,020,146	USD	JPM	02/07/18	47,049	—
3,490,000	PLN	1,024,849	USD	BCLY	02/07/18	18,431	—
20,793,000	PLN	6,227,836	USD	CBK	02/07/18	—	(12,101)
20,793,000	PLN	6,228,638	USD	CBK	02/07/18	—	(12,903)
34,655,000	PLN	10,379,726	USD	CBK	02/07/18	—	(20,169)
34,655,000	PLN	10,381,063	USD	CBK	02/07/18	—	(21,506)
20,791,000	PLN	6,252,827	USD	CBK	02/07/18	—	(37,690)
20,793,000	PLN	6,264,709	USD	CBK	02/07/18	—	(48,974)
34,655,000	PLN	10,422,381	USD	CBK	02/07/18	—	(62,823)
34,655,000	PLN	10,441,172	USD	CBK	02/07/18	—	(81,614)
233,928,000	PLN	70,199,109	USD	BCLY	03/06/18	—	(253,976)
377,942,000	RUB	6,535,792	USD	MSC	02/07/18	181,672	—
692,553,000	RUB	12,257,727	USD	BOA	02/07/18	51,569	—
359,320,000	RUB	6,334,979	USD	BOA	02/07/18	51,502	—
692,504,000	RUB	12,267,564	USD	BOA	02/07/18	40,861	—
70,370,000	RUB	1,217,263	USD	BOA	02/07/18	33,479	—
93,580,000	RUB	1,632,589	USD	GSC	02/07/18	30,683	—
46,420,000	RUB	819,707	USD	GSC	02/07/18	5,353	—
80,790,000	RUB	1,431,178	USD	BOA	02/07/18	4,767	—
2,140,259,000	SEK	262,700,008	USD	UBS	02/07/18	9,036,125	—
100,593,000	SEK	12,311,342	USD	JPM	02/07/18	460,361	—
327,965,000	SEK	41,271,629	USD	JPM	02/07/18	368,164	—
42,048,000	SEK	5,134,073	USD	JPM	02/07/18	204,515	—
17,093,000	SEK	2,080,936	USD	JPM	02/07/18	89,262	—
17,093,000	SEK	2,094,072	USD	JPM	02/07/18	76,126	—
17,093,000	SEK	2,094,376	USD	JPM	02/07/18	75,822	—
17,093,000	SEK	2,098,110	USD	JPM	02/07/18	72,088	—
206,634,000	SEK	26,198,355	USD	JPM	02/07/18	36,752	—
8,220,000	SEK	1,023,767	USD	JPM	02/07/18	19,878	—
21,110,000	SEK	2,688,333	USD	UBS	02/07/18	—	(8,120)
327,965,000	SEK	41,865,186	USD	GSC	02/07/18	—	(225,393)
1,431,206,000	SEK	182,668,750	USD	TDB	03/06/18	—	(624,968)
35,114,000	SGD	26,397,594	USD	GSC	02/07/18	373,880	—
6,274,000	SGD	4,722,051	USD	CBK	02/07/18	61,347	—
6,274,000	SGD	4,728,492	USD	MSC	02/07/18	54,905	—
3,462,000	SGD	2,605,627	USD	MSC	02/07/18	33,857	—
1,370,000	SGD	1,028,004	USD	CBK	02/07/18	16,506	—
1,630,000	SGD	1,228,751	USD	CBK	02/07/18	13,987	—
1,350,000	SGD	1,019,806	USD	JPM	02/07/18	9,455	—
1,223,000	SGD	925,470	USD	CBK	02/07/18	6,964	—
1,222,000	SGD	924,714	USD	CBK	02/07/18	6,958	—
1,620,000	SGD	1,237,719	USD	JPM	03/06/18	—	(1,906)
235,775,000	THB	7,323,342	USD	JPM	02/07/18	205,677	—
39,766,000	THB	1,234,586	USD	CBK	02/07/18	35,265	—
46,140,000	THB	1,439,401	USD	JPM	02/07/18	33,991	—
19,883,000	THB	616,432	USD	CBK	02/07/18	18,494	—
19,883,000	THB	616,432	USD	CBK	02/07/18	18,494	—
19,883,000	THB	616,575	USD	CBK	02/07/18	18,350	—
19,883,000	THB	616,623	USD	CBK	02/07/18	18,302	—
19,883,000	THB	616,814	USD	CBK	02/07/18	18,111	—
19,883,000	THB	616,814	USD	CBK	02/07/18	18,111	—
19,883,000	THB	616,814	USD	CBK	02/07/18	18,111	—
19,883,000	THB	616,910	USD	CBK	02/07/18	18,015	—
434,165,000	THB	13,885,282	USD	JPM	03/06/18	—	(12,157)
22,977,000	TRY	5,966,037	USD	HSBC	02/07/18	137,546	—
23,321,000	TRY	6,098,508	USD	HSBC	02/07/18	96,455	—
22,977,000	TRY	6,013,914	USD	JPM	02/07/18	89,669	—
46,662,000	TRY	12,311,704	USD	JPM	02/07/18	83,534	—
23,470,000	TRY	6,168,848	USD	HSBC	02/07/18	65,695	—
15,485,000	TRY	4,056,638	USD	HSBC	02/07/18	56,779	—
21,217,000	TRY	5,585,038	USD	JPM	02/07/18	51,021	—
23,331,000	TRY	6,151,055	USD	JPM	02/07/18	46,565	—
23,321,000	TRY	6,150,797	USD	JPM	02/07/18	44,166	—
8,515,000	TRY	2,220,686	USD	HSBC	02/07/18	41,228	—
23,331,000	TRY	6,156,611	USD	JPM	02/07/18	41,009	—

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

6,985,000	TRY	1,828,247	USD	HSBC	02/07/18	$27,240	$—
2,893,000	TRY	761,536	USD	JPM	02/07/18	6,957	—
6,875,000	TRY	1,832,918	USD	HSBC	02/07/18	—	(6,651)
249,030,000	TWD	8,417,157	USD	BCLY	02/07/18	129,532	—
138,723,000	TWD	4,715,262	USD	DEUT	02/07/18	45,700	—
345,873,000	TWD	11,912,278	USD	BCLY	03/06/18	—	(26,853)
1,348,570	USD	1,666,000	AUD	JPM	02/07/18	6,174	—
820,951	USD	1,015,000	AUD	SCB	02/07/18	3,105	—
1,432,514	USD	1,775,000	AUD	JPM	02/07/18	2,290	—
816,030	USD	1,045,000	AUD	SCB	02/07/18	—	(25,989)
2,071,430	USD	2,604,000	AUD	JPM	02/07/18	—	(26,769)
2,069,925	USD	2,604,000	AUD	JPM	02/07/18	—	(28,274)
1,224,272	USD	1,560,000	AUD	CIBC	02/07/18	—	(32,713)
2,849,911	USD	3,590,000	AUD	MSC	02/07/18	—	(42,767)
41,766,844	USD	53,378,000	AUD	UBS	02/07/18	—	(1,243,004)
57,662,479	USD	73,870,000	AUD	JPM	02/07/18	—	(1,858,999)
193,893,503	USD	246,853,000	AUD	MSC	02/07/18	—	(5,010,727)
2,085,917	USD	2,575,000	AUD	NOM	03/06/18	11,266	—
4,474,450	USD	14,150,000	BRL	MSC	02/02/18	34,438	—
496,142	USD	1,569,000	BRL	DEUT	02/02/18	3,819	—
4,696,533	USD	15,070,000	BRL	CBK	02/02/18	—	(32,158)
7,237,106	USD	24,029,000	BRL	SCB	02/02/18	—	(302,756)
495,445	USD	1,569,000	BRL	DEUT	03/02/18	4,580	—
43,176,876	USD	53,773,000	CAD	RBC	02/01/18	—	(541,518)
97,025,105	USD	123,267,000	CAD	BCLY	02/01/18	—	(3,193,132)
2,053,330	USD	2,534,000	CAD	JPM	02/07/18	—	(7,000)
1,020,455	USD	1,270,000	CAD	BCLY	02/07/18	—	(12,149)
4,210,702	USD	5,209,000	CAD	JPM	02/07/18	—	(24,602)
4,218,574	USD	5,220,000	CAD	JPM	02/07/18	—	(25,674)
1,630,436	USD	2,045,000	CAD	JPM	02/07/18	—	(32,301)
3,680,020	USD	4,570,000	CAD	BOA	02/07/18	—	(35,729)
2,111,962	USD	2,645,000	CAD	NOM	02/07/18	—	(38,619)
224,140,414	USD	280,180,000	CAD	TDB	02/07/18	—	(3,666,725)
224,094,341	USD	280,180,000	CAD	RBC	02/07/18	—	(3,712,798)
1,560,445	USD	1,922,000	CAD	BCLY	02/28/18	—	(2,665)
1,551,108	USD	1,905,000	CAD	HSBC	03/06/18	1,708	—
2,071,399	USD	2,551,000	CAD	JPM	03/06/18	—	(3,415)
4,106,579	USD	4,018,000	CHF	JPM	02/07/18	—	(212,690)
1,562,325	USD	948,800,000	CLP	MSC	02/07/18	—	(11,389)
1,566,318	USD	9,947,000	CNH	HSBC	03/21/18	—	(8,550)
1,223,482	USD	7,792,000	CNH	BOA	03/21/18	—	(10,192)
1,231,553	USD	7,856,000	CNH	JPM	03/21/18	—	(12,256)
2,035,014	USD	13,163,000	CNH	JPM	03/21/18	—	(49,030)
2,101,253	USD	13,647,000	CNH	BOA	03/21/18	—	(59,420)
1,731,561	USD	4,948,800,000	COP	CBK	02/07/18	—	(11,561)
1,730,652	USD	4,948,800,000	COP	CBK	02/07/18	—	(12,469)
1,438,758	USD	4,194,700,000	COP	CBK	02/07/18	—	(38,746)
2,016,346	USD	5,871,600,000	COP	SCB	02/07/18	—	(51,814)
345,025,549	USD	2,127,933,000	DKK	MSC	02/07/18	—	(10,121,237)
130,484,732	USD	820,845,000	DKK	SCB	03/01/18	—	(6,713,279)
356,700,583	USD	2,127,933,000	DKK	BCLY	03/06/18	890,599	—
10,381,462	USD	8,316,000	EUR	CBK	02/07/18	52,160	—
10,364,404	USD	8,317,000	EUR	CBK	02/07/18	33,861	—
6,229,376	USD	4,990,000	EUR	CBK	02/07/18	31,299	—
6,218,393	USD	4,990,000	EUR	CBK	02/07/18	20,316	—
8,266,017	USD	6,650,000	EUR	HSBC	02/07/18	6,053	—
10,333,753	USD	8,316,000	EUR	CBK	02/07/18	4,452	—
6,200,749	USD	4,990,000	EUR	CBK	02/07/18	2,671	—
8,216,533	USD	6,613,000	EUR	JPM	02/07/18	2,528	—
10,329,595	USD	8,316,000	EUR	CBK	02/07/18	294	—
6,198,254	USD	4,990,000	EUR	CBK	02/07/18	176	—
8,209,803	USD	6,612,000	EUR	JPM	02/07/18	—	(2,960)
2,103,425	USD	1,698,000	EUR	JPM	02/07/18	—	(5,661)
1,225,035	USD	1,000,000	EUR	JPM	02/07/18	—	(17,065)
8,218,702	USD	6,650,000	EUR	JPM	02/07/18	—	(41,261)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

2,359,730	USD	1,950,000	EUR	JPM	02/07/18	$—	$(62,364)
4,082,610	USD	3,378,000	EUR	JPM	02/07/18	—	(113,203)
3,462,903	USD	2,885,000	EUR	JPM	02/07/18	—	(120,555)
4,068,475	USD	3,377,000	EUR	JPM	02/07/18	—	(126,096)
4,139,540	USD	3,443,000	EUR	JPM	02/07/18	—	(137,010)
5,126,027	USD	4,265,000	EUR	JPM	02/07/18	—	(171,529)
8,165,546	USD	6,793,000	EUR	JPM	02/07/18	—	(272,037)
8,146,481	USD	6,792,000	EUR	JPM	02/07/18	—	(289,860)
7,956,951	USD	6,650,000	EUR	SSG	02/07/18	—	(303,012)
12,267,679	USD	10,203,000	EUR	JPM	02/07/18	—	(405,464)
140,858,449	USD	116,632,000	EUR	JPM	02/07/18	—	(4,010,123)
140,824,434	USD	116,633,000	EUR	CBK	02/07/18	—	(4,045,381)
140,705,195	USD	116,632,000	EUR	TDB	02/07/18	—	(4,163,378)
140,541,327	USD	116,632,000	EUR	MSC	02/07/18	—	(4,327,246)
10,170,687	USD	8,164,000	EUR	UBS	02/28/18	16,796	—
229,185,875	USD	184,547,520	EUR	CBK	02/28/18	—	(343,204)
194,913,103	USD	156,385,000	EUR	UBS	03/06/18	322,828	—
34,164,398	USD	23,928,000	GBP	CBK	02/07/18	181,147	—
26,035,574	USD	18,209,000	GBP	JPM	02/07/18	174,615	—
32,088,864	USD	22,492,000	GBP	CBK	02/07/18	145,062	—
2,098,412	USD	1,473,000	GBP	CBK	02/07/18	6,414	—
2,107,094	USD	1,511,000	GBP	JPM	02/07/18	—	(38,873)
2,102,940	USD	1,511,000	GBP	CBK	02/07/18	—	(43,026)
2,087,032	USD	1,511,000	GBP	CBK	02/07/18	—	(58,934)
2,074,556	USD	1,511,000	GBP	CBK	02/07/18	—	(71,411)
2,070,010	USD	1,511,000	GBP	JPM	02/07/18	—	(75,957)
2,067,460	USD	1,511,000	GBP	CBK	02/07/18	—	(78,506)
1,649,745	USD	1,220,000	GBP	GSC	02/07/18	—	(82,935)
4,130,634	USD	3,021,000	GBP	CBK	02/07/18	—	(159,879)
4,120,109	USD	3,021,000	GBP	JPM	02/07/18	—	(170,404)
12,458,211	USD	9,065,000	GBP	BCLY	02/07/18	—	(416,170)
24,791,861	USD	18,129,000	GBP	HSBC	02/07/18	—	(955,480)
37,360,332	USD	27,606,000	GBP	BCLY	02/07/18	—	(1,846,524)
87,283,093	USD	64,413,000	GBP	JPM	02/07/18	—	(4,198,149)
17,343,974	USD	12,186,000	GBP	SSG	02/28/18	23,897	—
21,565,077	USD	15,188,000	GBP	GSC	02/28/18	—	(21,772)
21,255,067	USD	14,941,000	GBP	SSG	03/06/18	13,550	—
2,097,038	USD	1,473,000	GBP	JPM	03/06/18	2,884	—
2,149,866	USD	1,511,000	GBP	CBK	03/06/18	1,688	—
827,416	USD	585,000	GBP	GSC	03/06/18	—	(4,275)
1,690,401	USD	421,080,000	HUF	JPM	02/07/18	5,369	—
1,239,911	USD	308,800,000	HUF	GSC	02/07/18	4,188	—
820,096	USD	210,100,000	HUF	JPM	02/07/18	—	(20,660)
1,226,404	USD	317,700,000	HUF	GSC	02/07/18	—	(44,934)
1,033,250	USD	257,800,000	HUF	JPM	03/06/18	—	(159)
7,262,494	USD	97,135,854,000	IDR	DEUT	02/07/18	10,925	—
818,384	USD	2,785,000	ILS	CBK	02/07/18	3,704	—
425,789	USD	1,447,000	ILS	HSBC	02/07/18	2,506	—
209,777	USD	723,000	ILS	CBK	02/07/18	—	(1,718)
1,216,758	USD	4,175,000	ILS	CBK	02/07/18	—	(4,531)
1,420,831	USD	4,930,000	ILS	CBK	02/07/18	—	(21,313)
1,229,958	USD	78,170,000	INR	UBS	02/07/18	1,956	—
5,444,532	USD	346,490,000	INR	JPM	02/07/18	1,390	—
13,904,492	USD	885,299,000	INR	BOA	02/07/18	—	(3,003)
1,018,246	USD	114,700,000	JPY	GSC	02/07/18	—	(32,808)
3,062,890	USD	339,100,000	JPY	BNP	02/07/18	—	(44,453)
12,341,533	USD	1,365,097,000	JPY	JPM	02/07/18	—	(167,534)
16,431,321	USD	1,822,360,000	JPY	JPM	02/07/18	—	(267,876)
20,561,039	USD	2,276,436,000	JPY	JPM	02/07/18	—	(299,084)
19,416,521	USD	2,175,359,000	JPY	BCLY	02/07/18	—	(517,383)
19,413,228	USD	2,175,359,000	JPY	HSBC	02/07/18	—	(520,675)
19,409,851	USD	2,175,359,000	JPY	SSG	02/07/18	—	(524,053)
19,409,677	USD	2,175,359,000	JPY	JPM	02/07/18	—	(524,226)
32,769,187	USD	3,644,720,000	JPY	JPM	02/07/18	—	(629,208)
33,125,595	USD	3,686,680,000	JPY	JPM	02/07/18	—	(657,299)
1,697,173	USD	184,386,000	JPY	SSG	02/28/18	5,673	—

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,687,830	USD	184,387,000	JPY	BCLY	02/28/18	$—	$(3,680)
82,859,198	USD	9,004,266,000	JPY	SSG	03/06/18	224,371	—
3,919,043	USD	4,168,020,000	KRW	SCB	02/07/18	15,708	—
1,228,214	USD	1,306,390,000	KRW	HSBC	02/07/18	4,785	—
1,425,910	USD	1,528,290,000	KRW	DEUT	02/07/18	—	(5,328)
404,832	USD	433,110,000	KRW	DEUT	03/06/18	—	(963)
1,641,781	USD	30,290,000	MXN	JPM	02/07/18	16,175	—
6,151,042	USD	114,500,000	MXN	MSC	02/07/18	6,047	—
1,445,339	USD	26,870,000	MXN	BNP	02/07/18	3,277	—
6,148,224	USD	114,500,000	MXN	BNP	02/07/18	3,229	—
6,314,811	USD	117,847,000	MXN	JPM	02/07/18	—	(9,811)
1,010,863	USD	19,080,000	MXN	BNP	02/07/18	—	(13,124)
1,448,244	USD	27,670,000	MXN	JPM	02/07/18	—	(36,752)
12,250,327	USD	229,000,000	MXN	GSC	02/07/18	—	(39,663)
1,016,975	USD	19,710,000	MXN	HSBC	02/07/18	—	(40,822)
41,307,447	USD	770,830,000	MXN	NOM	02/07/18	—	(61,519)
1,826,437	USD	35,800,000	MXN	NOM	02/07/18	—	(94,880)
6,223,894	USD	117,847,000	MXN	CBK	02/07/18	—	(100,728)
6,218,770	USD	117,847,000	MXN	CBK	02/07/18	—	(105,852)
3,150,538	USD	60,977,000	MXN	RBC	02/07/18	—	(121,981)
5,933,769	USD	115,000,000	MXN	CBK	02/07/18	—	(238,060)
2,148,818	USD	16,473,000	NOK	JPM	02/07/18	11,469	—
1,709,155	USD	13,183,000	NOK	JPM	02/07/18	—	(1,321)
4,261,938	USD	32,937,000	NOK	HSBC	02/07/18	—	(11,593)
338,212	USD	2,718,000	NOK	JPM	02/07/18	—	(14,444)
416,652	USD	3,356,000	NOK	CBK	02/07/18	—	(18,785)
1,364,218	USD	10,670,000	NOK	UBS	02/07/18	—	(20,200)
1,891,155	USD	14,824,000	NOK	JPM	02/07/18	—	(32,239)
2,092,269	USD	16,464,000	NOK	JPM	02/07/18	—	(43,912)
1,030,514	USD	8,290,000	NOK	GSC	02/07/18	—	(45,103)
1,901,262	USD	15,020,000	NOK	GSC	02/07/18	—	(47,562)
3,069,463	USD	24,190,000	NOK	JPM	02/07/18	—	(69,157)
1,777,020	USD	14,271,000	NOK	JPM	02/07/18	—	(74,622)
1,665,736	USD	13,425,000	NOK	CBK	02/07/18	—	(76,139)
2,069,753	USD	16,579,000	NOK	JPM	02/07/18	—	(81,350)
2,113,302	USD	16,989,000	NOK	JPM	02/07/18	—	(90,998)
2,085,631	USD	16,781,000	NOK	JPM	02/07/18	—	(91,681)
2,100,718	USD	16,901,000	NOK	JPM	02/07/18	—	(92,164)
2,098,370	USD	16,901,000	NOK	JPM	02/07/18	—	(94,512)
1,390,993	USD	11,470,000	NOK	JPM	02/07/18	—	(97,223)
2,095,351	USD	16,901,000	NOK	JPM	02/07/18	—	(97,531)
2,102,113	USD	16,989,000	NOK	JPM	02/07/18	—	(102,187)
2,072,733	USD	16,781,000	NOK	JPM	02/07/18	—	(104,579)
2,080,715	USD	16,856,000	NOK	JPM	02/07/18	—	(106,328)
2,086,163	USD	16,901,000	NOK	JPM	02/07/18	—	(106,719)
2,094,230	USD	16,989,000	NOK	JPM	02/07/18	—	(110,070)
4,097,598	USD	33,260,000	NOK	GSC	02/07/18	—	(217,841)
19,749,455	USD	160,102,000	NOK	JPM	02/07/18	—	(1,023,561)
79,955,509	USD	648,755,000	NOK	JPM	02/07/18	—	(4,219,569)
320,801,586	USD	2,592,119,000	NOK	MSC	02/07/18	—	(15,522,324)
2,115,071	USD	2,850,000	NZD	JPM	02/07/18	14,962	—
4,187,117	USD	5,676,000	NZD	JPM	02/07/18	4,586	—
1,821,662	USD	2,480,000	NZD	JPM	02/07/18	—	(5,801)
1,338,900	USD	1,826,000	NZD	JPM	02/07/18	—	(6,643)
1,956,696	USD	2,665,000	NZD	JPM	02/07/18	—	(7,089)
2,457,481	USD	3,345,000	NZD	CBK	02/07/18	—	(7,383)
2,444,703	USD	3,330,000	NZD	JPM	02/07/18	—	(9,108)
2,082,125	USD	2,850,000	NZD	CBK	02/07/18	—	(17,984)
2,076,740	USD	2,851,000	NZD	JPM	02/07/18	—	(24,105)
1,023,937	USD	1,425,000	NZD	CBK	02/07/18	—	(26,118)
1,654,999	USD	2,290,000	NZD	MSC	02/07/18	—	(32,456)
1,016,960	USD	1,430,000	NZD	DEUT	02/07/18	—	(36,778)
1,015,596	USD	1,430,000	NZD	CSFB	02/07/18	—	(38,143)
1,222,473	USD	1,725,000	NZD	CBK	02/07/18	—	(48,645)
2,650,509	USD	3,700,000	NZD	JPM	02/07/18	—	(75,947)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

22,914,896	USD	31,209,000	NZD	JPM	02/07/18	$—	$(82,395)
4,111,342	USD	5,715,000	NZD	JPM	02/07/18	—	(99,927)
4,093,117	USD	5,703,000	NZD	JPM	02/07/18	—	(109,310)
24,761,555	USD	33,874,000	NZD	GSC	02/07/18	—	(199,521)
17,049,684	USD	23,718,000	NZD	GSC	02/07/18	—	(427,638)
203,943,962	USD	285,629,000	NZD	MSC	02/07/18	—	(6,530,361)
16,701,579	USD	22,582,000	NZD	BOA	03/06/18	66,547	—
2,103,821	USD	2,839,000	NZD	JPM	03/06/18	12,471	—
2,105,814	USD	2,850,000	NZD	JPM	03/06/18	6,361	—
7,769,048	USD	24,967,000	PEN	HSBC	02/07/18	7,970	—
818,320	USD	2,630,000	PEN	UBS	02/07/18	776	—
70,185,419	USD	233,928,000	PLN	BCLY	02/07/18	256,385	—
1,810,925	USD	6,075,000	PLN	SCB	02/07/18	—	(5,099)
1,231,304	USD	4,235,000	PLN	JPM	02/07/18	—	(34,681)
1,014,843	USD	3,560,000	PLN	GSC	02/07/18	—	(49,362)
6,129,602	USD	20,894,000	PLN	CBK	02/07/18	—	(116,325)
6,102,785	USD	21,357,000	PLN	CBK	02/07/18	—	(281,549)
6,098,698	USD	21,357,000	PLN	CBK	02/07/18	—	(285,635)
6,098,480	USD	21,357,000	PLN	CBK	02/07/18	—	(285,853)
12,372,789	USD	692,505,000	RUB	BOA	02/07/18	64,346	—
1,440,629	USD	80,560,000	RUB	BOA	02/07/18	8,772	—
3,153,469	USD	177,020,000	RUB	BOA	02/07/18	7,152	—
3,151,084	USD	177,020,000	RUB	BOA	02/07/18	4,766	—
12,297,332	USD	692,555,000	RUB	BOA	02/07/18	—	(12,000)
1,017,159	USD	58,290,000	RUB	GSC	02/07/18	—	(18,876)
12,362,102	USD	699,695,000	RUB	CBK	02/07/18	—	(74,134)
12,358,827	USD	699,695,000	RUB	BOA	02/07/18	—	(77,409)
12,228,392	USD	692,555,000	RUB	BOA	02/07/18	—	(80,939)
819,669	USD	46,340,000	RUB	BCLY	03/06/18	—	(1,100)
182,354,080	USD	1,431,206,000	SEK	TDB	02/07/18	642,248	—
2,123,763	USD	16,724,000	SEK	CBK	02/07/18	415	—
782,380	USD	6,171,000	SEK	JPM	02/07/18	—	(1,116)
1,335,708	USD	10,880,000	SEK	JPM	02/07/18	—	(45,661)
3,784,858	USD	30,430,000	SEK	JPM	02/07/18	—	(78,661)
4,295,580	USD	34,880,000	SEK	JPM	02/07/18	—	(132,929)
34,511,493	USD	281,669,000	SEK	JPM	02/07/18	—	(1,250,368)
41,872,355	USD	331,005,000	SEK	BCLY	02/28/18	—	(210,418)
4,270,722	USD	33,443,000	SEK	JPM	03/06/18	16,904	—
928,921	USD	7,257,000	SEK	JPM	03/06/18	5,859	—
1,589,958	USD	2,080,000	SGD	SCB	02/07/18	4,132	—
2,148,840	USD	2,817,000	SGD	CBK	02/07/18	1,114	—
2,149,029	USD	2,818,000	SGD	CBK	02/07/18	541	—
1,023,257	USD	1,360,000	SGD	SCB	02/07/18	—	(13,628)
147,168,105	USD	195,270,000	SGD	MSC	02/07/18	—	(1,708,856)
146,967,622	USD	195,270,000	SGD	CBK	02/07/18	—	(1,909,340)
13,867,542	USD	434,165,000	THB	JPM	02/07/18	3,321	—
1,428,922	USD	46,580,000	THB	JPM	02/07/18	—	(58,520)
6,211,891	USD	23,330,000	TRY	HSBC	02/07/18	14,538	—
2,341,287	USD	8,792,000	TRY	HSBC	02/07/18	5,790	—
2,337,849	USD	8,793,000	TRY	HSBC	02/07/18	2,087	—
1,226,237	USD	4,665,000	TRY	CBK	02/07/18	—	(12,969)
915,443	USD	3,498,000	TRY	HSBC	02/07/18	—	(13,761)
1,404,557	USD	5,385,000	TRY	HSBC	02/07/18	—	(25,908)
6,197,347	USD	23,474,000	TRY	HSBC	02/07/18	—	(38,259)
2,805,729	USD	10,735,000	TRY	JPM	02/07/18	—	(45,904)
6,150,318	USD	23,330,000	TRY	HSBC	02/07/18	—	(47,036)
6,188,361	USD	23,474,000	TRY	HSBC	02/07/18	—	(47,245)
6,182,412	USD	23,474,000	TRY	JPM	02/07/18	—	(53,194)
12,127,730	USD	45,955,000	TRY	HSBC	02/07/18	—	(79,702)
12,224,465	USD	46,640,000	TRY	HSBC	02/07/18	—	(164,930)
34,662,701	USD	131,694,000	TRY	DEUT	02/07/18	—	(320,338)
1,026,054	USD	3,885,000	TRY	HSBC	03/06/18	2,368	—
11,877,507	USD	345,873,000	TWD	BCLY	02/07/18	7,174	—
1,441,752	USD	41,880,000	TWD	DEUT	02/07/18	4,433	—
1,025,426	USD	12,710,000	ZAR	JPM	02/07/18	—	(46,337)
1,215,009	USD	15,170,000	ZAR	TDB	02/07/18	—	(64,191)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

1,811,635	USD	22,490,000	ZAR	JPM	02/07/18	$—	$(84,820)
2,056,551	USD	25,420,000	ZAR	GSC	02/07/18	—	(86,974)
3,909,964	USD	47,490,000	ZAR	GSC	02/07/18	—	(94,599)
4,055,467	USD	49,630,000	ZAR	GSC	02/07/18	—	(129,550)
13,894,420	USD	171,660,000	ZAR	CBK	02/07/18	—	(580,699)
6,886,449	USD	82,030,000	ZAR	BCLY	03/06/18	—	(2,390)
32,840,000	ZAR	2,661,024	USD	GSC	02/07/18	108,188	—
20,350,000	ZAR	1,630,295	USD	TDB	02/07/18	85,705	—
18,120,000	ZAR	1,459,055	USD	GSC	02/07/18	68,903	—
22,610,000	ZAR	1,838,884	USD	GSC	02/07/18	67,690	—
10,140,000	ZAR	815,077	USD	JPM	02/07/18	39,972	—
19,790,000	ZAR	1,629,987	USD	BOA	02/07/18	38,792	—
15,258,000	ZAR	1,273,835	USD	GSC	02/07/18	12,786	—
15,258,000	ZAR	1,274,367	USD	GSC	02/07/18	12,254	—
15,258,000	ZAR	1,275,177	USD	GSC	02/07/18	11,444	—
27,860,000	ZAR	2,338,308	USD	GSC	02/07/18	10,969	—
15,256,000	ZAR	1,277,957	USD	GSC	02/07/18	8,495	—
21,940,000	ZAR	1,844,418	USD	DEUT	02/07/18	5,658	—
27,860,000	ZAR	2,345,789	USD	GSC	02/07/18	3,487	—
82,030,000	ZAR	6,914,427	USD	BCLY	02/07/18	2,700	—
12,280,000	ZAR	1,030,685	USD	GSC	03/06/18	583	—
Total						$51,491,939	$(113,739,699)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2018 (Unaudited)

KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
CDOR	Canadian Dollar Offered Rate
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
ICE	Intercontinental Exchange, Inc.
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Index
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford World Bond Fund

Schedule of Investments January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$958,439	$958,439	$—	$—
Energy	12,911	—	12,911	—
Utilities	898,358	—	898,358	—
Asset & Commercial Mortgage Backed Securities	346,247,105	—	344,072,106	2,174,999
Corporate Bonds	578,257,796	—	578,257,796	0
Foreign Government Obligations	2,348,457,875	—	2,348,457,875	—
Senior Floating Rate Interests	96,072,827	—	96,072,827	—
U.S. Government Agencies	24,080,199	—	24,080,199	—
U.S. Government Securities	436,599,519	—	436,599,519	—
Convertible Bonds	19,363,157	—	19,363,157	—
Preferred Stocks	549,022	549,022	—	—
Convertible Preferred Stocks	2,070,315	2,070,315	—	—
Short-Term Investments	211,199,969	72,609,741	138,590,228	—
Purchased Options	1,584,934	—	1,584,934	—
Foreign Currency Contracts(2)	51,491,939	—	51,491,939	—
Futures Contracts(2)	16,681,253	16,681,253	—	—
Swaps - Credit Default(2)	2,297,244	—	2,297,244	—
Swaps - Interest Rate(2)	8,846,726	—	8,846,726	—

Total	$4,145,669,588	$92,868,770	$4,050,625,819	$2,174,999

Liabilities
Foreign Currency Contracts(2)	$(113,739,699)	$—	$(113,739,699)	$—
Futures Contracts(2)	(2,339,121)	(2,339,121)	—	—
Swaps - Credit Default(2)	(4,004,174)	—	(4,004,174)	—
Swaps - Interest Rate(2)	(5,319,560)	—	(5,319,560)	—
Written Options	(907,922)	—	(907,922)	—

Total	$(126,310,476)	$(2,339,121)	$(123,971,355)	$—

(1)	For the period ended January 31, 2018, there were no transfers from Level 1 to Level 2; investments valued at $3,771,450 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Global Impact Fund
Schedule of Investments January 31, 2018 (Unaudited)

		Market Value
Affiliated Investment Companies - 99.6%
Global Impact Master Portfolio (the “Master Portfolio”)		$30,843,975

Total Affiliated Investment Companies		$30,843,975

Total Investments	99.6%	$30,843,975
Other Assets and Liabilities	0.4%	120,404

Total Net Assets	100.0%	$30,964,379

Fair Valuation Summary of the Master Portfolio’s Investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Investment Valuation Note).

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedule of Investments for Hartford Global Impact Fund

Hartford Global Impact Fund (the “Fund”) is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty-three series as of January 31, 2018.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of January 31, 2018, the Fund owned approximately 84.6% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. Investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily.

Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s Schedule of Investments.

Global Impact Master Portfolio

  Schedule of Investments

  January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Australia - 2.6%
60,757	Seek Ltd.	$956,430

	Bangladesh - 3.3%
199,116	GrameenPhone Ltd.	1,200,911

	Botswana - 0.3%
547,161	Letshego Holdings Ltd.	107,179

	Brazil - 5.4%
168,575	Kroton Educacional S.A.	859,806
170,955	MRV Engenharia e Participacoes S.A.	812,922
10,318	Pagseguro Digital Ltd. Class A*	288,285

		1,961,013

	China - 3.5%
2,940,995	CT Environmental Group Ltd.	570,538
1,987,185	Huaneng Renewables Corp. Ltd. Class H	686,810

		1,257,348

	Denmark - 1.7%
9,151	Vestas Wind Systems A/S	624,172

	France - 1.8%
12,343	Kaufman & Broad S.A.	644,082

	Germany - 2.5%
10,680	Innogy SE(1)	407,153
4,502	LEG Immobilien AG	508,077

		915,230

	Hong Kong - 2.0%
1,244,600	Canvest Environmental Protection Group Co., Ltd.	720,733

	India - 9.0%
33,644	Bharat Financial Inclusion Ltd.*	554,994
42,245	Indiabulls Housing Finance Ltd.	922,060
41,878	Repco Home Finance Ltd.	410,636
34,985	Shriram Transport Finance Co., Ltd.	757,577
110,536	Vakrangee Ltd.	633,894

		3,279,161

	Japan - 2.4%
7,945	Eisai Co., Ltd.	452,157
14,637	Katitas Co., Ltd.*	425,019

		877,176

	Kenya - 3.5%
4,447,615	Safaricom Ltd.	1,291,272

	Luxembourg - 1.6%
7,731	Millicom International Cellular S.A.	576,399

	Netherlands - 3.0%
21,670	Basic-Fit N.V.*(1)	589,206
12,775	Koninklijke Philips N.V.	520,706

		1,109,912

	South Africa - 1.8%
55,413	Net 1 UEPS Technologies, Inc.*	666,618

	Spain - 2.6%
10,466	Acciona S.A.	947,627

	United Kingdom - 6.3%
36,890	Genus plc	1,267,553
19,790	Hikma Pharmaceuticals plc	272,153
124,065	PureCircle Ltd.*	763,626

		2,303,332

	United States - 45.7%
2,419	Acuity Brands, Inc.	373,590
33,197	Advanced Drainage Systems, Inc.	819,966

Global Impact Master Portfolio

  Schedule of Investments

  January 31, 2018 (Unaudited)

5,148	Aimmune Therapeutics, Inc.*		$181,261
5,141	Alkermes plc*		293,911
2,511	athenahealth, Inc.*		314,654
20,221	Avangrid, Inc.		985,167
5,314	Bright Horizons Family Solutions, Inc.*		521,835
14,450	Clean Harbors, Inc.*		799,663
43,721	Covanta Holding Corp.		714,838
2,964	First Solar, Inc.*		199,092
3,814	Global Blood Therapeutics, Inc.*		220,831
58,343	Invitae Corp.*		401,983
12,846	Itron, Inc.*		940,327
22,078	Johnson Controls International plc		863,912
59,470	Laureate Education, Inc. Class A*		856,368
43,764	Nuance Communications, Inc.*		779,437
37,594	Pattern Energy Group, Inc.		775,188
6,056	Proofpoint, Inc.*		617,833
16,118	Rapid7, Inc.*		386,510
17,741	Sprouts Farmers Market, Inc.*		495,506
18,929	Square, Inc. Class A*		887,959
29,705	Stratasys Ltd.*		635,390
15,154	Teladoc, Inc.*		566,760
1,094	Tesla, Inc.*		387,615
2,325	Thermo Fisher Scientific, Inc.		521,056
6,983	Ubiquiti Networks, Inc.*		563,319
4,999	Watts Water Technologies, Inc. Class A		398,670
4,027	Xylem, Inc.		290,991
11,314	Zoetis, Inc.		868,123

			16,661,755

	Total Common Stocks (cost $32,848,206)		$36,100,350

	Total Long-Term Investments (cost $32,848,206)		$36,100,350

Short-Term Investments - 0.0%
	Other Investment Pools & Funds - 0.0%
8,136	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(2)		8,136

	Total Short-Term Investments (cost $8,136)		$8,136

	Total Investments (cost $32,856,342)	99.0%	$36,108,486
	Other Assets and Liabilities	1.0%	351,126

	Total Net Assets	100.0%	$36,459,612

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $996,359, which represented 2.7% of total net assets.
(2)	Current yield as of period end.

†	For information regarding the Master Portfolio’s significant accounting policies, please refer to the Master Portfolio’s most recent shareholder report.

Global Impact Master Portfolio

  Schedule of Investments – (continued)

  January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$956,430	$—	$956,430	$—
Bangladesh	1,200,911	1,200,911	—	—
Botswana	107,179	107,179	—	—
Brazil	1,961,013	1,961,013	—	—
China	1,257,348	—	1,257,348	—
Denmark	624,172	—	624,172	—
France	644,082	—	644,082	—
Germany	915,230	—	915,230	—
Hong Kong	720,733	720,733	—	—
India	3,279,161	633,894	2,645,267	—
Japan	877,176	425,019	452,157	—
Kenya	1,291,272	—	1,291,272	—
Luxembourg	576,399	576,399	—	—
Netherlands	1,109,912	589,206	520,706	—
South Africa	666,618	666,618	—	—
Spain	947,627	—	947,627	—
United Kingdom	2,303,332	2,031,179	272,153	—
United States	16,661,755	16,661,755	—	—
Short-Term Investments	8,136	8,136	—	—

Total	$36,108,486	$25,582,042	$10,526,444	$—

(1) For the period ended January 31, 2018, investments valued at $1,038,413 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $1,247,200 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Hartford Funds Master Fund (the “Trust”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. Portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees of the Trust in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause net asset value (NAV) of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by the Master Portfolio are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Master Portfolio may use fair valuation in regard to fixed income positions when the Master Portfolio holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees of the Trust. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Trustees of the Trust then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Master Portfolio’s Schedule of Investments.

For information regarding the Master Portfolio’s other significant accounting policies, please refer to the Master Portfolio’s most recent Shareholder Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: March 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 28, 2018	By:	/s/ Laura S. Quade
Laura S. Quade
Treasurer